UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

Semiannual Report  ■  June 30, 2022

College Retirement
Equities Fund

The semiannual report contains the financial statements (unaudited).

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Core Bond Account (formerly Bond Market Account)	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Understanding this report

This semiannual report contains information about the CREF variable annuity accounts and describes their results for the six months ended June 30, 2022. The report contains four main sections:

•	A letter to participants from Colbert G. Narcisse, President and Chief Executive Officer of CREF.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2022.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Domestic and international stock markets lost ground for the six-month period, struggling amid persistent inflation and rising interest rates. The U.S. economy contracted during the first half of 2022, although consumer spending remained positive. Countries in the 19-nation euro area, as well as China and the United Kingdom, all expanded during the first three months of the year, but major global central banks tightened monetary policy in response to concerns about inflation. The U.S. Federal Reserve increased the federal funds target rate three times to 1.50%–1.75%. The European Central Bank said it intends to raise benchmark rates in July and likely again in September, anticipating that a “gradual but sustained” path of further increases would be appropriate. The Bank of England raised its benchmark rate four times to 1.25% during the period.

•	The five CREF accounts with significant exposure to U.S. equities had the largest declines, ranging from –16.8% for the Social Choice Account to –31.2% for the Growth Account.
•	Among fixed-income investments, the Core Bond Account (formerly the Bond Market Account) returned –11.1%, and the Inflation-Linked Bond Account returned –4.6%.
•	Most accounts underperformed their benchmarks for the six-month period. All account returns are for Class R1.

CREF performance review

In a difficult period for the financial markets, all eight CREF accounts produced negative results. Overall, bonds outperformed stocks. Among equities, international shares generally outperformed domestic stocks to a modest degree.

The Stock Account—the largest CREF account in terms of net assets—returned –20.9% and trailed its composite benchmark. The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, returned –16.8% and lagged its composite benchmark. The Global Equities Account returned –20.9% and fell short of its benchmark, the MSCI All Country World Index. The Equity Index Account returned –21.2% and trailed the Russell 3000® Index. The Growth Account returned –31.2%, underperforming the Russell 1000® Growth Index.

Among fixed income accounts, the Core Bond Account returned –11.1%, lagging the Bloomberg U.S. Aggregate Bond Index. The Inflation-Linked Bond Account returned –4.6% but outperformed the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index. The Money Market Account, which returned 0.0% (rounded from –0.01%), slightly underperformed the iMoneyNet Money Fund Averages™—All Government. For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 11.

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Stocks and bonds both posted declines

For the six-month period, the domestic stock market, as represented by the Russell 3000 Index, returned –21.1%. Foreign equities, as measured by the MSCI EAFE® Index, returned –19.6%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –10.4%. Yields on U.S. fixed-income securities of all maturities rose, driving bond prices lower (bond yields move in the opposite direction of prices).

Maintaining a long-term perspective

Financial markets always fluctuate, but the sharp movements we have seen in 2022 can create understandable concerns for investors. In fact, volatility often results when investors process new information about the economy, interest rates and inflation, which is currently the case.

While no one can predict the future performance of stocks, bonds and real estate, it’s important to keep long-term goals in mind during periods of uncertainty. We believe that a well-thought-out financial plan and a professionally managed portfolio, diversified among different asset classes, can help you stay on track to achieve your long-term investment objectives. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

If you have questions or concerns about your investments, we suggest that you speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to help you.

/s/ Colbert G. Narcisse

Colbert G. Narcisse

President and Chief Executive Officer of CREF

Colbert G. Narcisse

College Retirement Equities Fund ■ 2022 Semiannual Report	5

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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Information for CREF participants

CREF Rules of the Fund

From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/corporate-governance-leadership/document-library.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 24 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Core Bond Account

The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2022 Semiannual Report	9

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022–June 30, 2022).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2022

The CREF Stock Account returned –20.88% for the period, compared with the –20.38% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). For the one-year period ended June 30, 2022, the Account returned –17.16% versus –15.85% for the composite index. (All returns for the Account are for Class R1.)

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve raised the federal funds target rate to 1.50%–1.75%. The broad U.S. stock market, as measured by the Russell 3000 Index, returned –21.10% for the period.

Economies in the 19-nation euro area expanded during the first three months of 2022, as did China’s economy, which grew despite restrictions aimed at limiting the spread of COVID-19. Global central banks responded to rising inflation by continuing to tighten monetary policies. The MSCI ACWI ex USA IMI returned –19.08% for the period.

Account trailed its composite benchmark

The Account’s management team typically uses a combination of three different investment strategies—active management, quantitative management and indexing—which, in turn, invest in both domestic and foreign stocks.

For the six-month period, the Account trailed its composite benchmark. In the United States, the Account’s quantitative small-cap and dividend growth strategies outperformed but were offset by underperformance from the other active large-cap growth and core strategies. Among foreign investments, the Account’s international and global research strategies made a solid contribution, while active international and emerging markets strategies detracted.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2022

Stock Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		Operating expenses	*
Class R1	7/31/1952	–20.88%	–17.16%	7.06%	9.49%		0.455%
Class R2	4/24/2015	–20.82	–17.04	7.25	9.66	†	0.290
Class R3	4/24/2015	–20.80	–16.99	7.31	9.71	†	0.230
Broad market index
Morningstar Aggressive Target Risk Index	—	–19.03	–15.60	6.64	8.90		—
CREF Stock Account Composite Index§	—	–20.38	–15.85	8.11	10.29		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2022, the CREF Stock Account Composite Benchmark consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2022

Stock Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$791.20	$2.04
Class R2	1,000.00	791.81	1.33
Class R3	1,000.00	792.03	1.11
5% annual hypothetical return
Class R1	1,000.00	1,022.51	2.31
Class R2	1,000.00	1,023.31	1.51
Class R3	1,000.00	1,023.55	1.25

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-

12	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Stock Account

year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.46% for Class R1, 0.30% for Class R2 and 0.25% for Class R3.

For more information about this expense example, please see page 10.

Account profile

as of 6/30/2022
Net assets	$106.04 billion
Portfolio turnover rate*	21%
Number of holdings	9,953
Weighted median market capitalization	$71.65 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.2
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Information technology	20.6
Financials	14.3
Health care	12.9
Consumer discretionary	11.2
Industrials	10.1
Communication services	7.0
Consumer staples	6.9
Energy	5.1
Materials	4.7
Real estate	3.1
Utilities	2.8
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	57.3
More than $15 billion–$50 billion	21.2
More than $2 billion–$15 billion	16.9
$2 billion or less	4.6
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2022
United States	63.9
Japan	4.7
United Kingdom	3.5
China	3.2
Canada	2.6
France	2.2
Germany	1.9
Australia	1.7
71 other nations	14.0
Short-term investments	2.3
Total	100.0

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CREF Global Equities Account

Performance for the six months ended June 30, 2022

The CREF Global Equities Account returned –20.93% for the period, compared with the –20.18% return of its benchmark, the MSCI All Country World Index (ACWI). For the one-year period ended June 30, 2022, the Account returned –17.65% versus –15.75% for the index. (All returns for the Account are for Class R1.)

International stocks in both developed and emerging markets lost ground, although certain countries grew moderately during the period. Economies in the 19-nation euro area expanded during the first three months of 2022, as did China’s economy, which grew despite restrictions aimed at limiting the spread of COVID-19. Global central banks responded to rising inflation by continuing to tighten monetary policies. The U.S. Federal Reserve raised the federal funds target rate to 1.50%–1.75% in June. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by period-end.

Within the MSCI ACWI, 41 of the 47 countries represented in the index posted losses in U.S.-dollar terms for the six-month period. In local-currency terms, most countries posted losses that were smaller—in some cases, to a significant degree—than their U.S.-dollar returns.

Account trailed its benchmark

The Account underperformed its benchmark for the six-month period. The largest detractor was an overweight position in Japanese human resources company Recruit Holdings, which was hurt by a decrease in the growth of job openings. Overweights in Sony Group and British rental equipment company Ashtead Group also detracted.

By contrast, other positions were beneficial, including overweights in energy companies Equinor and ExxonMobil, which benefited from high oil prices, and an underweight in Meta Platforms, the parent company of Facebook, which declined.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2022

Global Equities Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		Operating expenses	*
Class R1	5/1/1992	–20.93%	–17.65%	6.97%	8.93%		0.445%
Class R2	4/24/2015	–20.87	–17.53	7.17	9.09	†	0.280
Class R3	4/24/2015	–20.84	–17.49	7.22	9.15	†	0.220
MSCI All Country World Index	—	–20.18	–15.75	7.00	8.76		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2022

Global Equities Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$790.72	$1.95
Class R2	1,000.00	791.34	1.24
Class R3	1,000.00	791.55	1.02
5% annual hypothetical return
Class R1	1,000.00	1,022.61	2.21
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.65	1.15
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 10.

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CREF Global Equities Account

Account profile

as of 6/30/2022
Net assets	$21.70 billion
Portfolio turnover rate*	24%
Number of holdings	2,483
Weighted median market capitalization	$100.22 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.4
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Information technology	21.1
Health care	13.9
Financials	12.0
Consumer discretionary	11.1
Industrials	9.6
Consumer staples	8.4
Communication services	6.7
Energy	6.0
Materials	5.7
Utilities	2.5
Real estate	1.9
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	66.0
More than $15 billion–$50 billion	24.5
More than $2 billion–$15 billion	8.9
$2 billion or less	0.6
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2022
United States	62.4
Japan	5.0
United Kingdom	4.4
China	3.1
France	2.7
Canada	2.4
Germany	2.2
Netherlands	2.2
45 other nations	14.0
Short-term investments	1.6
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2022

The CREF Growth Account returned –31.15% for the period, compared with the –28.07% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2022, the Account returned –26.75% versus –18.77% for the index. (All returns for the Account are for Class R1.)

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.

The broad U.S. stock market, as measured by the Russell 3000® Index, returned –21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund trailed its benchmark

Ten of the eleven industry sectors in the Russell 1000 Growth Index posted losses for the six months. Communication services (down 38.6%) and consumer discretionary (down 35.0%) were the worst performers. Information technology (down 28.7%)—the benchmark’s largest sector—was responsible for over 45.0% of the index’s decline. Together, these three sectors accounted for nearly three-quarters of the benchmark’s total market capitalization on June 30, 2022. Energy (up 30.9%) soared but made only a slight contribution to the overall return due to its low representation in the index. The next-best performers were consumer staples (down 6.6%) and utilities (down 9.3%).

The Account trailed its benchmark, mainly due to several unsuccessful stock allocations. The largest detractors were an underweight position in Apple, an overweight in orthodontics supplier Align Technology and a lack of exposure to Coca-Cola. Apple declined but was more resilient than the index, supported by better-than-expected iPhone sales. Align Technology was hurt by slowing demand in China, while shares of Coca-Cola advanced on strong revenue growth.

Conversely, the largest contributor was a lack of exposure to Netflix, which reported that it lost subscribers during the first quarter of 2022 and projected additional losses for the second quarter. Next came an out-of-benchmark position in pharmaceutical company AstraZeneca and an overweight position in Monster Beverage.

College Retirement Equities Fund ■ 2022 Semiannual Report	17

CREF Growth Account

Performance as of June 30, 2022

Growth Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		Operating expenses	*
Class R1	4/29/1994	–31.15%	–26.75%	11.20%	13.09%		0.430%
Class R2	4/24/2015	–31.10	–26.64	11.40	13.26	†	0.265
Class R3	4/24/2015	–31.08	–26.60	11.46	13.32	†	0.205
Russell 1000® Growth Index	—	–28.07	–18.77	14.29	14.80		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2022

Growth Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$688.47	$1.76
Class R2	1,000.00	689.01	1.09
Class R3	1,000.00	689.20	0.88
5% annual hypothetical return
Class R1	1,000.00	1,022.71	2.11
Class R2	1,000.00	1,023.51	1.30
Class R3	1,000.00	1,023.75	1.05
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.42% for Class R1, 0.26% for Class R2 and 0.21% for Class R3.

For more information about this expense example, please see page 10.

18	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile

as of 6/30/2022
Net assets	$26.32 billion
Portfolio turnover rate*	24%
Number of holdings	107
Weighted median market capitalization	$211.76 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.5
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Information technology	41.7
Consumer discretionary	15.7
Health care	13.3
Communication services	10.2
Industrials	6.7
Consumer staples	5.7
Financials	2.5
Energy	2.3
Materials	1.5
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	79.0
More than $15 billion–$50 billion	18.7
More than $2 billion–$15 billion	2.1
$2 billion or less	0.2
Total	100.0

College Retirement Equities Fund ■ 2022 Semiannual Report	19

CREF Equity Index Account

Performance for the six months ended June 30, 2022

The CREF Equity Index Account returned –21.19% for the period, compared with the –21.10% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2022, the Account returned –14.09% versus –13.87% for the index. (All returns for the Account are for Class R1.)

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. Oil prices rose sharply.

The broad U.S. stock market, as measured by the Russell 3000 Index, returned –21.10% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Nearly all benchmark sectors declined

Ten of the eleven industry sectors in the Russell 3000 Index posted losses for the six months. Consumer discretionary (down 33.3%) was the worst performer amid a shift in household spending away from goods and toward in-person services. Next in line were communication services (down 30.6%) and information technology (down 28.5%)—the index’s largest sector and also the biggest detractor from its return. Together, these three sectors represented more than 45.0% of the index’s total market capitalization on June 30, 2022. Energy (up 30.7%) was the only sector to advance, benefiting from high oil prices. The next-best performers were the defensive utilities (down 1.1%) and consumer staples (down 6.1%) sectors.

For the six-month period, none of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. The stocks with the steepest declines were Amazon.com, which reported tepid revenue growth as online shopping slowed, and Tesla, which was hurt by its CEO’s plans to buy Twitter. Next came Alphabet (the parent company of Google), followed by Microsoft and Apple.

20	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of June 30, 2022

Equity Index Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	–21.19%	–14.09%	10.16%	12.09%		0.385%
Class R2	4/24/2015	–21.12	–13.96	10.36	12.26	†	0.220
Class R3	4/24/2015	–21.10	–13.92	10.42	12.31	†	0.160
Russell 3000® Index	—	–21.10	–13.87	10.60	12.57		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2022

Equity Index Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$ 788.14	$1.68
Class R2	1,000.00	788.76	0.98
Class R3	1,000.00	788.97	0.75
5% annual hypothetical return
Class R1	1,000.00	1,022.91	1.91
Class R2	1,000.00	1,023.70	1.10
Class R3	1,000.00	1,023.95	0.85
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.38% for Class R1, 0.22% for Class R2 and 0.17% for Class R3.

For more information about this expense example, please see page 10.

College Retirement Equities Fund ■ 2022 Semiannual Report	21

CREF Equity Index Account

Account profile

as of 6/30/2022
Net assets	$19.51 billion
Portfolio turnover rate*	2%
Number of holdings	2,859
Weighted median market capitalization	$116.49 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.8
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Information technology	25.5
Health care	14.8
Financials	11.5
Consumer discretionary	10.5
Industrials	8.8
Communication services	8.0
Consumer staples	6.4
Energy	4.4
Real estate	3.6
Utilities	3.0
Materials	2.9
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	64.9
More than $15 billion–$50 billion	18.8
More than $2 billion–$15 billion	13.7
$2 billion or less	2.6
Total	100.0

22	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Core Bond Account

Performance for the six months ended June 30, 2022

The CREF Core Bond Account (formerly Bond Market Account) returned –11.12% for the period, compared with the –10.35% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended June 30, 2022, the Account returned –11.32% versus –10.29% for the index. (All returns for the Account are for Class R1.)

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. Oil prices rose sharply.

The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. U.S. Treasury yields rose significantly across all maturities. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by the end of the period.

Account trailed its benchmark

All sectors in the Bloomberg U.S. Aggregate Bond Index declined for the six months as yields rose dramatically across all maturities. The U.S. Treasuries sector, the index’s largest with a weight of 39.7%, returned –9.1%. Mortgage-backed securities (MBS), the second-largest sector accounting for 27.2% of the index’s total market capitalization on June 30, 2022, returned –8.8%. Corporate bonds—the benchmark’s third-largest sector at 24.8%—had a more significant decline of –14.4%. Commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) returned –8.3% and –3.8%, respectively.

The Account trailed its benchmark for the period. An overweight in non-Treasury sectors and corresponding underweight in Treasuries was the Account’s main detractor as uncertainties pushed credit spreads wider. An overweight in corporate credit hurt results the most, including small emerging-markets and high-yield corporate positions. ABS, CMBS and non-agency MBS also detracted. Security selection was negative in the banking and health care areas of investment-grade credit, as well as among more volatile CMBS and ABS.

Interest-rate positioning aided results, including the Account’s shorter duration versus the benchmark, which made it less sensitive to higher rates across the curve. This was partially offset by the Account’s yield curve positioning—how the Account was invested across different maturities—which detracted due to overweights in the longer maturity segments of the yield curve.

College Retirement Equities Fund ■ 2022 Semiannual Report	23

CREF Core Bond Account

Performance as of June 30, 2022

Core Bond Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	3/1/1990	–11.12%	–11.32%	0.69%	1.49%		0.440%
Class R2	4/24/2015	–11.05	–11.18	0.88	1.65	†	0.275
Class R3	4/24/2015	–11.03	–11.14	0.93	1.69	†	0.215
Bloomberg U.S. Aggregate Bond Index	—	–10.35	–10.29	0.88	1.54		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2022

Core Bond Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$ 888.81	$2.06
Class R2	1,000.00	889.51	1.31
Class R3	1,000.00	889.75	1.08
5% annual hypothetical return
Class R1	1,000.00	1,022.61	2.21
Class R2	1,000.00	1,023.41	1.40
Class R3	1,000.00	1,023.65	1.15
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 10.

24	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Core Bond Account

Account profile

as of 6/30/2022
Net assets	$11.50 billion
Portfolio turnover rate*	106%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	48%
Number of issues	1,983
Option-adjusted duration‡	6.27 years
Average maturity§	9.03 years
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2022
Corporate bonds	27.9
Mortgage-backed securities	23.8
U.S. Treasury securities	15.1
Foreign government & corporate bonds denominated in U.S. dollars	13.6
Commercial mortgage-backed securities	7.5
Asset-backed securities	6.2
Municipal bonds	3.0
Bank loan obligations	0.7
U.S. agency securities	0.4
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2022
Less than 1 year	3.9
1–3 years	13.6
3–5 years	16.2
5–10 years	47.1
Over 10 years	19.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2022
U.S. Treasury & U.S. agency securities*	32.9
Aaa/AAA	9.6
Aa/AA	10.2
A/A	15.5
Baa/BBB	26.7
Ba/BB	2.5
B/B	1.1
Below B/B	0.1
Non-rated	1.4
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2022 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2022

The CREF Inflation-Linked Bond Account returned –4.57% for the period, compared with the –5.11% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended June 30, 2022, the Account returned –1.75% versus –2.03% for the index. (All returns for the Account are for Class R1.)

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. Oil prices rose sharply.

The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. U.S. Treasury yields rose significantly across all maturities. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by the end of the period.

Account outperformed its benchmark

For the six months, the TIPS 1–10 Year Index outperformed the –10.35% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.

Yields on bonds of all maturities rose during the period, although short- and intermediate-term yields had the largest increases on a percentage basis. The higher yields reflected investor concerns about the sharp increase in inflation seen over the first half of 2022. As a result, bond performance was generally negative. However, these developments were more favorable for Treasury inflation-protected securities (TIPS), which outperformed most other bond sectors for the period.

The Account outperformed its benchmark for the six-month period, despite its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. The Account outperformed the TIPS index mainly because it had a shorter duration than the index. Duration is a measure of sensitivity to changes in interest rates, and because rates rose sharply during the period, securities with longer durations lost more value than those with shorter durations.

26	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2022

Inflation-Linked Bond Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	5/1/1997	–4.57%	–1.75%	2.87%	1.29%		0.395%
Class R2	4/24/2015	–4.50	–1.60	3.06	1.45	†	0.230
Class R3	4/24/2015	–4.47	–1.55	3.11	1.49	†	0.170
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	–5.11	–2.03	3.24	1.75		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2022

Inflation-Linked Bond Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$ 954.27	$1.89
Class R2	1,000.00	955.02	1.11
Class R3	1,000.00	955.28	0.87
5% annual hypothetical return
Class R1	1,000.00	1,022.86	1.96
Class R2	1,000.00	1,023.65	1.15
Class R3	1,000.00	1,023.90	0.90
*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.39% for Class R1, 0.23% for Class R2 and 0.18% for Class R3.

For more information about this expense example, please see page 10.

College Retirement Equities Fund ■ 2022 Semiannual Report	27

CREF Inflation-Linked Bond Account

Account profile

as of 6/30/2022
Net assets	$7.49 billion
Portfolio turnover rate*	5%
Number of issues	152
Option-adjusted duration‡	4.03 years
Average maturity§	4.32 years
*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2022
U.S. Treasury securities	92.3
Mortgage-backed securities	3.2
Commercial mortgage-backed securities	1.5
Corporate bonds	0.9
Foreign government & corporate bonds denominated in U.S. dollars	0.7
Bank loan obligations	0.5
Asset-backed securities	0.4
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2022
Less than 1 year	9.1
1–3 years	23.1
3–5 years	30.0
5–10 years	36.0
Over 10 years	1.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2022
U.S. Treasury & U.S. agency securities*	94.5
Aaa/AAA	0.1
Aa/AA	0.3
A/A	1.1
Baa/BBB	1.4
Ba/BB	1.6
B/B	0.3
Non-rated	0.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

28	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the six months ended June 30, 2022

The CREF Social Choice Account returned –16.83% for the period, compared with the –16.39% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg U.S. Aggregate Bond Index. For the one-year period ended June 30, 2022, the Account returned –13.10% versus –12.76% for the benchmark. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

Relative to the Russell 3000 Index, the performance of the Account’s domestic equity component was hurt most by the exclusion of ExxonMobil, Johnson & Johnson and UnitedHealth Group. Conversely, omitting Meta Platforms (Facebook), Amazon.com and Alphabet (the parent company of Google) was beneficial. Compared to the MSCI EAFE+Canada Index, the Account’s international holdings were hurt most by avoiding British oil producer Shell, Australian mining company BHP Group and Swiss drug maker Novartis. In contrast, omitting Singaporean technology conglomerate Sea, German semiconductor manufacturer Infineon Technologies and French luxury goods firm LVMH was advantageous.

Fund trailed its benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Relative to the Russell 3000 Index, the Account’s domestic equity investments were hindered most by overweight positions in PayPal Holdings, Netflix and identity-verification provider Okta. Alternatively, overweight holdings in Marathon Oil, ConocoPhillips and drug manufacturer Eli Lilly made the largest contributions to relative performance.

Compared to the MSCI EAFE+Canada Index, Canadian e-commerce company Shopify, Swedish industrial firm Atlas Copco and New Zealand software supplier Xero detracted most. By contrast, overweight positions in Canadian oil producers Cenovus Energy and Suncor Energy, as well as Canadian mining company Teck Resources, contributed most to performance relative to this benchmark.

The Account’s fixed-income component trailed the Bloomberg U.S. Aggregate Bond Index due to its holdings of U.S. Treasuries, which performed poorly.

College Retirement Equities Fund ■ 2022 Semiannual Report	29

CREF Social Choice Account

Performance as of June 30, 2022

Social Choice Account		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	3/1/1990	–16.83%	–13.10%	5.36%	6.85%		0.415%
Class R2	4/24/2015	–16.77	–12.97	5.55	7.01	†	0.250
Class R3	4/24/2015	–16.75	–12.93	5.61	7.07	†	0.190
Broad market index
Morningstar Moderate Target Risk Index	—	–15.94	–13.64	4.91	6.32		—
CREF Social Choice Account Composite Index§	—	–16.39	–12.76	5.56	7.12		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on June 30, 2022, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2022

Social Choice Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$ 831.67	$1.86
Class R2	1,000.00	832.32	1.18
Class R3	1,000.00	832.54	0.91
5% annual hypothetical return
Class R1	1,000.00	1,022.76	2.06
Class R2	1,000.00	1,023.51	1.30
Class R3	1,000.00	1,023.80	1.00

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-

30	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.41% for Class R1, 0.26% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 10.

Account profile
as of 6/30/2022
Net assets	$17.02 billion
Portfolio turnover rate*	48%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	26%
Equity segment
Number of holdings	974
Weighted median market capitalization	$65.76 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.9
Fixed-income segment
Number of issues	999
Option-adjusted duration‡	6.32 years
Average maturity§	9.66 years

*	The portfolio turnover rate covers the six-month period from January 1, 2022–June 30, 2022, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.
Portfolio composition
Sector	% of net assets as of 6/30/2022
Equities	57.0
Fixed-income securities	41.7
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2022
More than $50 billion	56.1
More than $15 billion–$50 billion	29.0
More than $2 billion–$15 billion	13.7
$2 billion or less	1.2
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2022
Less than 1 year	3.2
1–3 years	12.6
3–5 years	14.6
5–10 years	45.4
Over 10 years	24.2
Total	100.0

College Retirement Equities Fund ■ 2022 Semiannual Report	31

CREF Money Market Account

Performance for the six months ended June 30, 2022

The CREF Money Market Account returned –0.01% for the period, compared with the 0.10% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

The U.S. economy contracted during the period, although spending by consumers and businesses remained positive. The unemployment rate declined from 4.0% in January 2022 to 3.6% in June. Core inflation, which includes all items except food and energy, rose 5.9% over the twelve months ended June 30, 2022. Oil prices rose sharply.

The Federal Reserve, responding to elevated inflation, increased the federal funds target rate—a key measure of short-term interest rates—three times during the period. The third increase in June brought the rate to 1.50%–1.75%. U.S. Treasury yields rose significantly across all maturities. The European Central Bank stated that it intends to increase its benchmark interest rates in July by 0.25% and possibly raise them further in September. The Bank of England increased its benchmark rate four times to 1.25% by the end of the period.

Although inflation presents an economic challenge for the United States in 2022, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s change in monetary policy should bode well for yields on the short-term government securities in which the Account invests. Floating-rate debt securities, which made up approximately one-third of the Account’s portfolio at period-end, stand to benefit as short-term interest rates increase. The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 0.05% on January 1, 2022, to 1.50% on June 30, 2022.

Account slightly trailed the iMoneyNet average

For the six-month period, the Money Market Account’s return was slightly lower than that of the iMoneyNet average, primarily due to expenses. The Account continued to invest in floating-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities. As of June 28, 2022, the Account’s weighted average maturity (WAM) was 43 days, versus 28 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and June 28 was the last date of release for the month.

32	2022 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended June 28, 2022§

	Current yield	Effective yield
Money Market Account
Class R1	0.71%	0.71%
Class R2	0.82	0.83
Class R3	0.86	0.87
iMoneyNet Money Fund Averages™—All Government‡	0.96	0.97

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2022

Money Market Account#		Total return		Average annual total return			Estimated annual
	Inception date	6 months	1 year	5 years	10 years		operating expenses	*
Class R1	4/1/1988	–0.01%	–0.01%	0.61%	0.31%		0.405%
Class R2	4/24/2015	0.06	0.06	0.80	0.42	†	0.240
Class R3	4/24/2015	0.08	0.08	0.85	0.45	†	0.180
iMoneyNet Money Fund Averages™—All Government‡	—	0.10	0.11	0.78	0.42		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1, R2 and R3 of the CREF Money Market Account until December 31, 2021 when a class’ yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from Classes R1, R2 and R3 that benefited from the waiver, under certain conditions. The amount of recovery on any day will be approximately 25% of the class’ yield net of all other expenses.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of

College Retirement Equities Fund ■ 2022 Semiannual Report	33

CREF Money Market Account

the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended June 30, 2022

Money Market Account	Beginning account value (1/1/22)	Ending account value (6/30/22)	Expenses paid during period (1/1/22–6/30/22	* )
Actual return
Class R1	$1,000.00	$ 999.86	$2.23
Class R2	1,000.00	1,000.56	1.54
Class R3	1,000.00	1,000.80	1.29
5% annual hypothetical return
Class R1	1,000.00	1,022.56	2.26
Class R2	1,000.00	1,023.26	1.56
Class R3	1,000.00	1,023.51	1.30

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2022. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.31% for Class R2 and 0.26% for Class R3. The expense charges of the Account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 10.

Account profile
as of 6/30/2022
Net assets	$8.38 billion
Number of issues	167
Portfolio composition
Sector	% of net assets as of 6/30/2022
U.S. government agency securities*	49.2
Floating-rate securities, government*	33.8
U.S. Treasury securities*	12.3
Repurchase agreements	4.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

34	2022 Semiannual Report ■ College Retirement Equities Fund

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2022

Principal		Issuer			Value (000)	% of net assets
BONDS

CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO					$57	0.0%
			TOTAL CORPORATE BONDS	(Cost $64)	57	0.0
			TOTAL BONDS	(Cost $64)	57	0.0
Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,263,958	*,n	Tesla, Inc			851,175	0.8
		Other			1,355,837	1.3
					2,207,012	2.1
BANKS
18,735,755		Bank of America Corp			583,244	0.6
4,823,481		JPMorgan Chase & Co			543,172	0.5
12,010,834		Wells Fargo & Co			470,464	0.5
		Other			5,821,241	5.4
					7,418,121	7.0
CAPITAL GOODS
1,930,733		Honeywell International, Inc			335,581	0.3
5,805,115		Raytheon Technologies Corp			557,930	0.6
		Other			6,403,302	6.0
					7,296,813	6.9
COMMERCIAL & PROFESSIONAL SERVICES					1,344,010	1.3
CONSUMER DURABLES & APPAREL					2,004,962	1.9
CONSUMER SERVICES
7,989,677	a,e	Arcos Dorados Holdings, Inc			53,850	0.1
2,159,165		McDonald’s Corp			533,055	0.5
		Other			1,919,697	1.8
					2,506,602	2.4
DIVERSIFIED FINANCIALS
2,178,167	*	Berkshire Hathaway, Inc (Class B)			594,683	0.6
		Other			4,129,929	3.8
					4,724,612	4.4
ENERGY
3,206,678		Chevron Corp			464,263	0.5
4,794,606		ConocoPhillips			430,604	0.4
4,728,689		Exxon Mobil Corp			404,965	0.4
14,997,374		Shell plc			390,573	0.4
		Other			3,710,763	3.4
					5,401,168	5.1

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2022

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
904,833		Costco Wholesale Corp	$433,668	0.4%
3,237,606		Walmart, Inc	393,628	0.4
		Other	832,666	0.8
			1,659,962	1.6
FOOD, BEVERAGE & TOBACCO
5,327,571		Coca-Cola Co	335,157	0.3
3,832,214		Nestle S.A.	447,881	0.4
2,711,698		PepsiCo, Inc	451,932	0.5
		Other	2,844,014	2.6
			4,078,984	3.8
HEALTH CARE EQUIPMENT & SERVICES
3,846,510		Abbott Laboratories	417,923	0.4
955,257		Anthem, Inc	460,988	0.5
2,066,245		UnitedHealth Group, Inc	1,061,285	1.0
		Other	3,268,619	3.0
			5,208,815	4.9
HOUSEHOLD & PERSONAL PRODUCTS
3,995,059		Procter & Gamble Co	574,450	0.6
		Other	959,372	0.8
			1,533,822	1.4
INSURANCE			3,031,060	2.9
MATERIALS			4,996,159	4.7
MEDIA & ENTERTAINMENT
531,310	*	Alphabet, Inc (Class A)	1,157,863	1.1
551,671	*	Alphabet, Inc (Class C)	1,206,753	1.2
9,600,097		Comcast Corp (Class A)	376,708	0.4
4,607,612	*,a	iClick Interactive Asia Group Ltd (ADR)	3,096	0.0
3,532,384	*,n	Meta Platforms, Inc	569,597	0.6
9,308,459		Tencent Holdings Ltd	421,349	0.4
		Other	2,078,477	1.8
			5,813,843	5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,508,995		AbbVie, Inc	690,598	0.7
3,759,637		AstraZeneca plc	495,978	0.5
6,110,709		Bayer AG.	364,909	0.4
5,146,032		Bristol-Myers Squibb Co	396,244	0.4
1,315,026		Eli Lilly & Co	426,371	0.4
4,437,656		Johnson & Johnson	787,728	0.8
4,596,450		Merck & Co, Inc	419,058	0.4
6,560,126		Pfizer, Inc	343,947	0.3
		Other	4,596,055	4.1
			8,520,888	8.0
REAL ESTATE			3,284,873	3.1

36	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2022

Shares		Company		Value (000)	% of net assets
RETAILING
23,520,544	*	Alibaba Group Holding Ltd		$335,530	0.3%
17,698,819	*,n	Amazon.com, Inc		1,879,792	1.8
1,631,908		Home Depot, Inc		447,583	0.4
		Other		2,504,342	2.4
				5,167,247	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
842,668		ASML Holding NV		398,108	0.4
1,145,305		Broadcom, Inc		556,401	0.5
3,919,959		NVIDIA Corp		594,227	0.6
45,692,458		Taiwan Semiconductor Manufacturing Co Ltd		732,283	0.7
		Other		2,509,771	2.3
				4,790,790	4.5
SOFTWARE & SERVICES
1,337,626		Accenture plc		371,392	0.4
2,650,870		Mastercard, Inc (Class A)		836,296	0.8
15,218,056	e,n	Microsoft Corp		3,908,453	3.7
5,493,257		Oracle Corp		383,814	0.4
2,584,722	*	salesforce.com, Inc		426,583	0.4
3,455,816		Visa, Inc (Class A)		680,416	0.7
		Other		4,639,560	4.2
				11,246,514	10.6
TECHNOLOGY HARDWARE & EQUIPMENT
25,106,902	d	Apple, Inc		3,432,616	3.3
		Other		2,390,472	2.2
				5,823,088	5.5
TELECOMMUNICATION SERVICES				1,588,496	1.5
TRANSPORTATION
2,222,347		Union Pacific Corp		473,982	0.5
		Other		1,584,134	1.4
				2,058,116	1.9
UTILITIES
5,387,188		NextEra Energy, Inc		417,292	0.4
		Other		2,588,420	2.4
				3,005,712	2.8
		TOTAL COMMON STOCKS	(Cost $108,000,961)	104,711,669	98.7

PURCHASED OPTIONS
MEDIA & ENTERTAINMENT				44	0.0
		TOTAL PURCHASED OPTIONS	(Cost $39)	44	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2022

Shares	Company		Value (000)	% of net assets
RIGHTS / WARRANTS
CAPITAL GOODS			$43	0.0%
CONSUMER DURABLES & APPAREL			651	0.0
DIVERSIFIED FINANCIALS			1	0.0
ENERGY			64	0.0
MEDIA & ENTERTAINMENT			89	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1	0.0
REAL ESTATE			12	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $1,695)	861	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			1,070,897	1.0
REPURCHASE AGREEMENT			191,245	0.2
TREASURY DEBT			125,263	0.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			46,000	0.0
REPURCHASE AGREEMENT			1,056,212	1.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,102,212	1.0
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,490,025)	2,489,617	2.4

	TOTAL PORTFOLIO	(Cost $110,492,784)	107,202,248	101.1
	OTHER ASSETS & LIABILITIES, NET		(1,162,190)	(1.1)
	NET ASSETS		$106,040,058	100.0%

ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,557,608,903. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,068,917,464 or 1.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

38	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account ■ June 30, 2022

Purchased options outstanding as of June 30, 2022 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Meta Platforms, Inc, Put	20	$40	$175.00	08/19/22	$44

Written options outstanding as of June 30, 2022 were as follows (notional amounts and values are in thousands):
Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(1)	$126.00	07/15/22	$ (0)^
American Express Co, Put	30	(5)	125.00	07/15/22	(3)
AutoZone, Inc, Put	5	(13)	1,700.00	09/16/22	(10)
Delta Air Lines, Inc, Put	20	(1)	25.00	07/15/22	(1)
Intuitive Surgical, Inc, Put	20	(21)	180.00	09/16/22	(17)
Meta Platforms, Inc, Call	20	(12)	190.00	08/19/22	(9)
Meta Platforms, Inc, Put	20	(20)	175.00	08/19/22	(24)
Meta Platforms, Inc, Put	20	(29)	165.00	08/19/22	(33)
Microsoft Corp, Put	10	(7)	235.00	07/15/22	(1)
NVIDIA Corp, Put	3,178	(3,773)	130.00	12/16/22	(4,086)
Paramount Global, Call	45	(4)	40.00	08/19/22	(0)^
Paramount Global, Put	45	(18)	32.50	09/16/22	(36)
PayPal Holdings, Inc, Call	20	(5)	115.00	07/15/22	(0)^
Tesla, Inc, Call	3	(1)	950.00	07/15/22	(0)^
Wolfspeed, Inc, Put	20	(16)	65.00	09/16/22	(18)
Total	3,466	$(3,926)			$(4,257)
^	Amount represents less than $1,000.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	575		09/16/22	$54,206	$49,105	$(5,101)
S&P 500 E Mini Index	3,670		09/16/22	753,712	695,373	(58,339)
S&P Mid-Cap 400 E Mini Index	311		09/16/22	78,232	70,535	(7,697)
Total	4,556			$886,150	$815,013	$(71,137)

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	39

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2022

Principal	Issuer			Value (000)	% of net assets
BONDS

CORPORATE BONDS
INDIA				$15	0.0%
		TOTAL CORPORATE BONDS	(Cost $16)	15	0.0
		TOTAL BONDS	(Cost $16)	15	0.0
Shares	Company

COMMON STOCKS
AUSTRALIA
19,194,529	Glencore Xstrata plc			103,966	0.5
	Other			207,779	0.9
				311,745	1.4
AUSTRIA				18,651	0.1
BELGIUM				20,892	0.1
BERMUDA				1,624	0.0
BRAZIL				203,464	0.9
CANADA				533,911	2.5
CHILE				6,430	0.0
CHINA
3,172,100	Tencent Holdings Ltd			143,586	0.7
	Other			537,940	2.4
				681,526	3.1
COLOMBIA				2,167	0.0
CZECH REPUBLIC				1,969	0.0
DENMARK				113,263	0.5
EGYPT				621	0.0
FINLAND				63,831	0.3
FRANCE
974,511	Airbus SE			95,317	0.4
	Other			490,242	2.3
				585,559	2.7
GERMANY
2,484,770	Bayer AG.			148,381	0.7
	Other			338,735	1.6
				487,116	2.3
GREECE				2,843	0.0
HONG KONG				84,955	0.4
HUNGARY				2,771	0.0
INDIA				206,155	1.0

40	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■   June 30, 2022

Shares		Company	Value (000)	% of net assets
INDONESIA			$51,501	0.2%
IRELAND			137,590	0.6
ISRAEL			7,505	0.0
ITALY			170,230	0.8
JAPAN
2,170,065		Sony Corp	176,983	0.8
7,242,210	*	Toyota Motor Corp	111,742	0.5
		Other	801,747	3.7
			1,090,472	5.0
KOREA, REPUBLIC OF
2,633,262		Samsung Electronics Co Ltd	116,146	0.6
		Other	153,526	0.7
			269,672	1.3
KUWAIT			12,202	0.1
LUXEMBOURG			3,350	0.0
MACAU			1,809	0.0
MALAYSIA			19,310	0.1
MEXICO			30,679	0.1
NETHERLANDS
5,798,471		Shell plc	151,008	0.7
		Other	320,892	1.5
			471,900	2.2
NORWAY
3,669,298		Equinor ASA	127,858	0.6
		Other	38,224	0.2
			166,082	0.8
PERU			3,312	0.0
PHILIPPINES			13,439	0.1
POLAND			9,522	0.1
PORTUGAL			19,510	0.1
QATAR			14,663	0.1
ROMANIA			549	0.0
RUSSIA			2	0.0
SAUDI ARABIA			69,985	0.3
SINGAPORE			38,776	0.2
SOUTH AFRICA			68,390	0.3
SPAIN			91,015	0.4
SWEDEN			154,158	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
SWITZERLAND
186,477		Lonza Group AG.	$99,604	0.5%
		Other	122,189	0.5
			221,793	1.0
TAIWAN
20,068,100		Taiwan Semiconductor Manufacturing Co Ltd	321,618	1.5
		Other	134,529	0.6
			456,147	2.1
TANZANIA, UNITED REPUBLIC OF			1,356	0.0
THAILAND			24,999	0.1
TURKEY			3,593	0.0
UNITED ARAB EMIRATES			15,942	0.1
UNITED KINGDOM
1,382,154		AstraZeneca plc	182,336	0.8
2,392,833		Diageo plc	103,353	0.5
456,727		Linde plc (Xetra)	131,401	0.6
		Other	532,435	2.5
			949,525	4.4
UNITED STATES
900,443		Abbott Laboratories	97,833	0.5
1,271,035		AbbVie, Inc	194,672	0.9
1,276,262	*	Advanced Micro Devices, Inc	97,596	0.5
100,683	*	Alphabet, Inc (Class A)	219,414	1.0
104,835	*	Alphabet, Inc (Class C)	229,321	1.1
3,626,668	*	Amazon.com, Inc	385,188	1.8
4,937,770	d	Apple, Inc	675,092	3.1
348,803	*	Berkshire Hathaway, Inc (Class B)	95,230	0.4
1,997,508		Bristol-Myers Squibb Co	153,808	0.7
327,378		Broadcom, Inc	159,044	0.7
2,902,462		Coca-Cola Co	182,594	0.8
375,025		Costco Wholesale Corp	179,742	0.8
2,635,969		Exxon Mobil Corp	225,744	1.0
3,915,360		Freeport-McMoRan, Inc (Class B)	114,563	0.5
662,158		Home Depot, Inc	181,610	0.8
734,738		Honeywell International, Inc	127,705	0.6
850,796		Johnson & Johnson	151,025	0.7
1,173,546		JPMorgan Chase & Co	132,153	0.6
341,934	e	KLA Corp	109,104	0.5
697,443		Mastercard, Inc (Class A)	220,029	1.0
654,164		McDonald’s Corp	161,500	0.8
1,380,020		Merck & Co, Inc	125,816	0.6
3,285,194		Microsoft Corp	843,736	3.9
1,421,260		Morgan Stanley	108,101	0.5
990,529		Nike, Inc (Class B)	101,232	0.5
1,768,749		Oracle Corp	123,583	0.6
1,446,722		Procter & Gamble Co	208,024	1.0

42	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2022

Shares		Company			Value (000)	% of net assets
UNITED STATES—continued
450,431		Roche Holding AG.			$150,579	0.7%
380,088	*	ServiceNow, Inc			180,739	0.8
238,498	*	Tesla, Inc			160,609	0.7
880,287		Union Pacific Corp			187,748	0.9
520,096		UnitedHealth Group, Inc			267,137	1.2
870,286		Visa, Inc (Class A)			171,351	0.8
1,015,011		Walmart, Inc			123,405	0.6
1,187,270	*	Walt Disney Co			112,078	0.5
4,009,183		Wells Fargo & Co			157,040	0.7
		Other			6,417,930	29.6
					13,532,075	62.4
ZAMBIA					3,827	0.0
			TOTAL COMMON STOCKS	(Cost $21,023,054)	21,454,373	98.9

RIGHTS / WARRANTS
AUSTRALIA					2	0.0
SWITZERLAND					109	0.0
		TOTAL RIGHTS / WARRANTS		(Cost $19)	111	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT					134,672	0.6
REPURCHASE AGREEMENTS					66,435	0.3
TREASURY DEBT					12,002	0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT					7,500	0.0
REPURCHASE AGREEMENTS					121,277	0.6
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED					128,777	0.6
		TOTAL SHORT-TERM INVESTMENTS		(Cost $341,992)	341,886	1.6

			TOTAL PORTFOLIO	(Cost $21,365,081)	21,796,385	100.5
		OTHER ASSETS & LIABILITIES, NET			(101,016)	(0.5)
			NET ASSETS		$21,695,369	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	43

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ■  June 30, 2022

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $180,532,886. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $210,502,752 or 1.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
MSCI EAFE Index	331		09/16/22	$32,461	$30,727	$(1,734)
S&P 500 E Mini Index	399		09/16/22	80,334	75,601	(4,733)
Total	730			$112,795	$106,328	$(6,467)

44	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,019,046	*	Tesla, Inc	$686,246	2.6%
		Other	120,152	0.5
			806,398	3.1
CAPITAL GOODS
5,760,444		Carrier Global Corp	205,417	0.8
711,053		Deere & Co	212,939	0.8
2,123,867		Raytheon Technologies Corp	204,125	0.8
		Other	225,982	0.8
			848,463	3.2
COMMERCIAL & PROFESSIONAL SERVICES
1,927,136		Waste Connections, Inc	238,888	0.9
		Other	216,810	0.8
			455,698	1.7
CONSUMER DURABLES & APPAREL			285,335	1.1
CONSUMER SERVICES
273,302	*	Booking Holdings, Inc	478,002	1.8
6,670,691	*	Las Vegas Sands Corp	224,068	0.9
		Other	84,488	0.3
			786,558	3.0
DIVERSIFIED FINANCIALS
2,471,300		Charles Schwab Corp	156,137	0.6
701,627	e	iShares Russell 1000 Growth Index Fund	153,446	0.6
501,798		S&P Global, Inc	169,136	0.6
		Other	65,041	0.3
			543,760	2.1
ENERGY
2,781,979		EOG Resources, Inc	307,242	1.2
		Other	286,431	1.1
			593,673	2.3
FOOD & STAPLES RETAILING
1,458,863		Costco Wholesale Corp	699,204	2.7
			699,204	2.7
FOOD, BEVERAGE & TOBACCO
4,429,475	*	Monster Beverage Corp	410,613	1.6
1,293,257		PepsiCo, Inc	215,534	0.8
		Other	54,159	0.2
			680,306	2.6

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
504,909		Anthem, Inc	$243,659	0.9%
3,462,353	*	Dexcom, Inc	258,049	1.0
1,230,425	*	Intuitive Surgical, Inc	246,959	0.9
965,884		UnitedHealth Group, Inc	496,107	1.9
		Other	320,116	1.1
			1,564,890	5.8
HOUSEHOLD & PERSONAL PRODUCTS			109,600	0.4
INSURANCE			126,224	0.5
MATERIALS
919,413		Sherwin-Williams Co	205,866	0.8
		Other	193,058	0.7
			398,924	1.5
MEDIA & ENTERTAINMENT
442,512	*	Alphabet, Inc (Class A)	964,349	3.7
320,526	*	Alphabet, Inc (Class C)	701,135	2.7
2,794,982	*	Match Group, Inc	194,782	0.7
3,068,229	*	Meta Platforms, Inc	494,752	1.9
		Other	331,451	1.2
			2,686,469	10.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,742,629		AbbVie, Inc	266,901	1.0
3,633,701		AstraZeneca plc (ADR)	240,079	0.9
9,452,357	*	Avantor, Inc	293,968	1.1
914,518		Eli Lilly & Co	296,514	1.1
3,257,977	*	Horizon Therapeutics Plc	259,856	1.0
2,456,448		Zoetis, Inc	422,239	1.6
		Other	163,861	0.7
			1,943,418	7.4
RETAILING
14,004,515	*	Amazon.com, Inc	1,487,419	5.6
1,357,598		Lowe’s Companies, Inc	237,132	0.9
2,881,347		TJX Companies, Inc	160,923	0.6
		Other	358,238	1.4
			2,243,712	8.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,184,798	*	Advanced Micro Devices, Inc	167,071	0.6
1,999,204		Applied Materials, Inc	181,888	0.7
1,036,275		Broadcom, Inc	503,433	1.9
582,941		Lam Research Corp	248,420	0.9
429,113		Monolithic Power Systems, Inc	164,797	0.6
3,392,212		NVIDIA Corp	514,225	2.0
		Other	149,512	0.6
			1,929,346	7.3

46	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2022

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
685,831		Accenture plc		$190,421	0.7%
922,580		Intuit, Inc		355,599	1.3
2,352,033		Mastercard, Inc (Class A)		742,019	2.8
11,777,472		Microsoft Corp		3,024,808	11.5
2,176,370		Oracle Corp		152,063	0.6
593,731	*	Palo Alto Networks, Inc		293,268	1.1
3,145,473	*	salesforce.com, Inc		519,129	2.0
920,016	*	ServiceNow, Inc		437,486	1.7
837,412	*	Synopsys, Inc		254,322	1.0
4,095,713		Visa, Inc (Class A)		806,405	3.1
		Other		771,617	2.9
				7,547,137	28.7
TECHNOLOGY HARDWARE & EQUIPMENT
10,968,962		Apple, Inc		1,499,676	5.7
				1,499,676	5.7
TRANSPORTATION
1,706,642		Union Pacific Corp		363,993	1.4
		Other		107,448	0.4
				471,441	1.8
		TOTAL COMMON STOCKS	(Cost $29,090,620)	26,220,232	99.6

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				9,994	0.1
REPURCHASE AGREEMENT				48,845	0.2

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
83,078,702	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	1.540%	83,079	0.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $141,919)	141,918	0.6

		TOTAL PORTFOLIO	(Cost $29,232,539)	26,362,150	100.2
		OTHER ASSETS & LIABILITIES, NET		(42,026)	(0.2)
		NET ASSETS		$26,320,124	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2022

ADR	American Depositary Receipt
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $79,609,072. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $62,510,705 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
437,844	*	Tesla, Inc	$294,853	1.5%
		Other	100,614	0.5
			395,467	2.0
BANKS
3,626,639		Bank of America Corp	112,897	0.6
1,506,142		JPMorgan Chase & Co	169,607	0.9
1,958,307		Wells Fargo & Co	76,707	0.4
		Other	432,867	2.2
			792,078	4.1
CAPITAL GOODS
767,844		Raytheon Technologies Corp	73,797	0.4
		Other	1,056,091	5.4
			1,129,888	5.8
COMMERCIAL & PROFESSIONAL SERVICES			228,952	1.2
CONSUMER DURABLES & APPAREL			221,961	1.1
CONSUMER SERVICES
379,214		McDonald’s Corp	93,620	0.5
		Other	308,739	1.6
			402,359	2.1
DIVERSIFIED FINANCIALS
929,434	*	Berkshire Hathaway, Inc (Class B)	253,754	1.3
		Other	743,264	3.8
			997,018	5.1
ENERGY
1,014,766		Chevron Corp	146,918	0.8
2,176,875	d	Exxon Mobil Corp	186,428	1.0
		Other	524,305	2.6
			857,651	4.4
FOOD & STAPLES RETAILING
228,617		Costco Wholesale Corp	109,572	0.6
744,376		Walmart, Inc	90,501	0.5
		Other	78,544	0.3
			278,617	1.4
FOOD, BEVERAGE & TOBACCO
2,006,757		Coca-Cola Co	126,245	0.7
710,302		PepsiCo, Inc	118,379	0.6
800,142		Philip Morris International, Inc	79,006	0.4
		Other	337,537	1.7
			661,167	3.4

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
885,434		Abbott Laboratories	$96,202	0.5%
481,840		UnitedHealth Group, Inc	247,487	1.3
		Other	839,486	4.3
			1,183,175	6.1
HOUSEHOLD & PERSONAL PRODUCTS
1,229,953		Procter & Gamble Co	176,855	0.9
		Other	125,780	0.7
			302,635	1.6
INSURANCE			456,340	2.3
MATERIALS
257,387		Linde plc	74,007	0.4
		Other	486,140	2.5
			560,147	2.9
MEDIA & ENTERTAINMENT
155,040	*	Alphabet, Inc (Class A)	337,872	1.7
141,572	*	Alphabet, Inc (Class C)	309,682	1.6
2,296,218		Comcast Corp (Class A)	90,104	0.5
1,183,999	*	Meta Platforms, Inc	190,920	1.0
940,845	*	Walt Disney Co	88,816	0.5
		Other	304,097	1.5
			1,321,491	6.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
912,597		AbbVie, Inc	139,773	0.7
1,099,704		Bristol-Myers Squibb Co	84,677	0.5
334,260		Danaher Corp	84,742	0.5
435,090		Eli Lilly & Co	141,069	0.7
1,355,645		Johnson & Johnson	240,641	1.3
1,306,254		Merck & Co, Inc	119,091	0.6
2,912,669		Pfizer, Inc	152,711	0.8
202,038		Thermo Fisher Scientific, Inc	109,763	0.6
		Other	632,748	3.0
			1,705,215	8.7
REAL ESTATE			711,350	3.6
RETAILING
4,582,723	*	Amazon.com, Inc	486,731	2.5
533,539		Home Depot, Inc	146,334	0.8
		Other	400,541	2.0
			1,033,606	5.3

50	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2022

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
204,994		Broadcom, Inc		$99,588	0.5%
2,108,703		Intel Corp		78,887	0.4
1,243,534		NVIDIA Corp		188,507	1.0
578,590		QUALCOMM, Inc		73,909	0.4
472,207		Texas Instruments, Inc		72,555	0.4
		Other		379,479	1.9
				892,925	4.6
SOFTWARE & SERVICES
327,184		Accenture plc		90,843	0.5
243,674	*	Adobe, Inc		89,199	0.5
442,681		Mastercard, Inc (Class A)		139,657	0.7
3,860,163		Microsoft Corp		991,406	5.1
496,945	*	salesforce.com, Inc		82,016	0.4
847,129		Visa, Inc (Class A)		166,791	0.9
		Other		1,078,990	5.4
				2,638,902	13.5
TECHNOLOGY HARDWARE & EQUIPMENT
7,886,739		Apple, Inc		1,078,275	5.5
2,146,928		Cisco Systems, Inc		91,545	0.5
		Other		249,612	1.3
				1,419,432	7.3
TELECOMMUNICATION SERVICES
3,697,005		AT&T, Inc		77,489	0.4
2,170,291		Verizon Communications, Inc		110,142	0.6
		Other		59,779	0.3
				247,410	1.3
TRANSPORTATION				360,138	1.8
UTILITIES
1,013,777		NextEra Energy, Inc		78,527	0.4
		Other		508,202	2.6
				586,729	3.0
		TOTAL COMMON STOCKS	(Cost $7,858,225)	19,384,653	99.4

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				9,995	0.0
REPURCHASE AGREEMENT				63,745	0.3
TREASURY DEBT				9,999	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2022

Shares		Company		Value (000)	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
155,625,754	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	1.540%	$155,626	0.8%
				155,626	0.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $239,365)	239,365	1.2

		TOTAL PORTFOLIO	(Cost $8,097,590)	19,624,018	100.6
		OTHER ASSETS & LIABILITIES, NET		(117,410)	(0.6)
		NET ASSETS		$19,506,608	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities on loan is $193,609,744. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	552		09/16/22	$110,519	$104,590	$(5,929)

52	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Core Bond Account  ■  June 30, 2022

Principal	Issuer		Value (000)	% of net assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS		$3,425	0.0%
	CAPITAL GOODS		4,948	0.1
	COMMERCIAL & PROFESSIONAL SERVICES		9,046	0.1
	CONSUMER DURABLES & APPAREL		369	0.0
	CONSUMER SERVICES		6,558	0.1
	DIVERSIFIED FINANCIALS		2,453	0.0
	ENERGY		3,979	0.0
	FOOD, BEVERAGE & TOBACCO		1,372	0.0
	HEALTH CARE EQUIPMENT & SERVICES		9,322	0.1
	HOUSEHOLD & PERSONAL PRODUCTS		531	0.0
	INSURANCE		4,272	0.0
	MATERIALS		5,548	0.1
	MEDIA & ENTERTAINMENT		15,215	0.1
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		3,674	0.0
	REAL ESTATE		1,269	0.0
	RETAILING		851	0.0
	SOFTWARE & SERVICES		6,842	0.1
	TECHNOLOGY HARDWARE & EQUIPMENT		1,870	0.0
	TELECOMMUNICATION SERVICES		573	0.0
	TRANSPORTATION		1,117	0.0
	UTILITIES		795	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $89,708)	84,029	0.7
BONDS

	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		46,197	0.4
BANKS
$55,925,000	Bank of America Corp	2.592%, 04/29/31	47,432	0.4
39,000,000	Bank of America Corp	1.922%, 10/24/31	31,153	0.3
36,375,000	Citigroup, Inc	3.200%, 10/21/26	34,612	0.3
	Other		779,823	6.8
			893,020	7.8
	CAPITAL GOODS		136,201	1.2
	COMMERCIAL & PROFESSIONAL SERVICES		19,998	0.2

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

CREF Core Bond Account ■ June 30, 2022

Principal		Issuer		Value (000)	% of net assets
CONSUMER DURABLES & APPAREL				$147	0.0%
CONSUMER SERVICES				96,786	0.8
DIVERSIFIED FINANCIALS				417,239	3.6
ENERGY				365,137	3.2
FOOD & STAPLES RETAILING				21,413	0.2
FOOD, BEVERAGE & TOBACCO				120,604	1.0
HEALTH CARE EQUIPMENT & SERVICES				174,718	1.5
HOUSEHOLD & PERSONAL PRODUCTS				5,923	0.0
INSURANCE				156,418	1.4
MATERIALS				145,185	1.3
MEDIA & ENTERTAINMENT				267,093	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				105,165	0.9
REAL ESTATE
$42,100,000	g	SBA Tower Trust	1.840%, 04/15/27	37,510	0.3
		Other		249,608	2.2
				287,118	2.5
RETAILING				53,024	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				68,127	0.6
SOFTWARE & SERVICES				67,480	0.6
TECHNOLOGY HARDWARE & EQUIPMENT				57,110	0.5
TELECOMMUNICATION SERVICES
42,943,000		AT&T, Inc	2.550%, 12/01/33	34,837	0.3
		Other		228,643	2.0
				263,480	2.3
TRANSPORTATION				48,683	0.4
UTILITIES				357,670	3.1
		TOTAL CORPORATE BONDS	(Cost $4,752,021)	4,173,936	36.3

GOVERNMENT BONDS
AGENCY SECURITIES				50,736	0.4
FOREIGN GOVERNMENT BONDS				515,383	4.5
MORTGAGE BACKED
33,165,000	g,i	Freddie Mac STACR REMIC Trust	4.276%, 05/25/42	31,530	0.3
31,100,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	5.279%, 06/25/42	31,256	0.3
37,048,674		Federal Home Loan Mortgage Corp (FHLMC)	3.000%, 11/01/51	35,040	0.3
43,480,754		FHLMC	2.000%, 02/01/52	37,904	0.3
43,708,122		FHLMC	2.500%, 02/01/52	39,484	0.3
83,702,371		FHLMC	2.500%, 03/01/52	75,617	0.7
31,905,000		Federal National Mortgage Association (FNMA)	2.500%, 07/25/32	30,466	0.3

54	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Core Bond Account ■ June 30, 2022

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$45,240,000		FNMA	3.000%, 07/25/37	$44,200	0.4%
86,505,265		FNMA	2.000%, 04/01/51	75,194	0.7
52,148,161	h	FNMA	2.000%, 12/01/51	45,461	0.4
41,206,385	h	FNMA	2.000%, 02/01/52	35,921	0.3
103,988,164		FNMA	2.500%, 02/01/52	93,892	0.8
188,066,688		FNMA	3.000%, 04/01/52	175,939	1.6
46,454,561		FNMA	4.000%, 05/01/52	45,863	0.4
37,950,000	h	FNMA	3.500%, 07/25/52	36,494	0.3
59,425,000	h	FNMA	4.000%, 07/25/49	58,597	0.5
49,900,000	h	FNMA	4.500%, 07/25/49	50,089	0.4
55,470,000	h	FNMA	5.000%, 07/25/52	56,614	0.5
741,391,219	h	FNMA	2.000%–9.000%, 07/01/24–08/25/52	656,103	5.6
47,824,772		Government National Mortgage Association (GNMA)	2.500%, 05/20/52	43,825	0.4
93,304,975		GNMA	3.000%, 05/20/52	88,077	0.8
		Other		473,083	4.1
				2,260,649	19.7
MUNICIPAL BONDS				349,516	3.0
U.S. TREASURY SECURITIES
35,680,000		United States Treasury Bond	3.000%, 05/15/45	33,096	0.3
41,710,000		United States Treasury Bond	2.875%, 08/15/45	37,891	0.3
52,140,000		United States Treasury Bond	2.500%, 05/15/46	44,193	0.4
51,995,000		United States Treasury Bond	3.000%, 08/15/48	49,129	0.4
136,879,000		United States Treasury Bond	2.750%–4.750%, 02/15/37–11/15/48	139,680	1.3
35,070,660	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	35,556	0.3
39,285,000		United States Treasury Note	0.125%, 08/31/22	39,191	0.4
73,500,000		United States Treasury Note	0.250%, 11/15/23	70,830	0.6
98,250,000	e	United States Treasury Note	2.500%, 05/31/24	97,363	0.9
125,795,000		United States Treasury Note	2.875%, 06/15/25	125,294	1.1
230,125,000	e	United States Treasury Note	2.625%, 05/31/27	225,774	2.0
305,533,000	e	United States Treasury Note	2.875%, 05/15/32	302,096	2.6
85,325,800		United States Treasury Note	2.250%, 02/15/42	72,354	0.6
305,962,000		United States Treasury Note	2.250%, 02/15/52	251,797	2.2
35,000,000		United States Treasury Note	2.875%, 05/15/52	33,059	0.3
		Other		125,780	1.0
				1,683,083	14.7
		TOTAL GOVERNMENT BONDS	(Cost $5,144,290)	4,859,367	42.3

STRUCTURED ASSETS
ASSET BACKED
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2017 2A (Class A)	2.970%, 03/20/24	31,898	0.3
37,312,500	g	DB Master Finance LLC Series - 2021 1A (Class A2I)	2.045%, 11/20/51	33,128	0.3
34,000,000		Santander Drive Auto Receivables Trust Series - 2021 4 (Class D)	1.670%, 10/15/27	31,624	0.3
		Other		678,578	5.8
				775,228	6.7

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Core Bond Account ■ June 30, 2022

Principal		Issuer		Value (000)	% of net assets
OTHER MORTGAGE BACKED				$1,358,203	11.8%
		TOTAL STRUCTURED ASSETS	(Cost $2,325,760)	2,133,431	18.5
		TOTAL BONDS	(Cost $12,222,071)	11,166,734	97.1

PREFERRED STOCKS
BANKS				6,872	0.1
		TOTAL PREFERRED STOCKS	(Cost $49,941)	6,872	0.1

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$35,000,000		Federal Home Loan Bank (FHLB)	0.000%, 07/07/22	34,992	0.3
		Other		269,434	2.3
				304,426	2.6

REPURCHASE AGREEMENT				25,220	0.2
TREASURY DEBT
40,000,000		United States Treasury Bill	0.000%, 08/11/22	39,942	0.3
50,000,000		United States Treasury Note	1.500%, 09/15/22	49,983	0.4
		Other		39,950	0.4
				129,875	1.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
168,751,931	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540%	168,752	1.5
				168,752	1.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $629,002)	628,273	5.4

		TOTAL PORTFOLIO	(Cost $12,990,722)	11,885,908	103.3%
		OTHER ASSETS & LIABILITIES, NET		(382,963)	(3.3)%
		NET ASSETS		$11,502,945	100.0%

REMIC	Real Estate Mortgage Investment Conduit

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $170,562,186. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities, including those in “Other,” is $2,702,048,165 or 23.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

56	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Core Bond Account ■ June 30, 2022

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Ultra U.S. Treasury Bond	250		09/21/22	$38,076	$38,586	$510

Forward foreign currency contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$24,339	CNY	161,179	Australia and New Zealand Banking Group	07/29/22	$268
	$294	EUR	277	Australia and New Zealand Banking Group	07/29/22	2
	$362	EUR	347	Australia and New Zealand Banking Group	07/29/22	(2)
	$375	EUR	355	Australia and New Zealand Banking Group	07/29/22	3
	$861	NZD	1,312	Australia and New Zealand Banking Group	07/29/22	41
EUR	4		$4	Australia and New Zealand Banking Group	07/29/22	(0)^
EUR	332		$351	Australia and New Zealand Banking Group	07/29/22	(3)
EUR	293		$308	Australia and New Zealand Banking Group	07/29/22	0 ^
Total						$309
	$76,723	EUR	71,506	Bank of America	07/29/22	$1,641
	$391	PEN	1,452	Bank of America	07/05/22	12
	$630	SEK	6,188	Bank of America	07/29/22	25
PEN	1,452		$379	Bank of America	07/05/22	(0) ^
Total						$1,678
	$402	HUF	153,078	Citibank N.A.	07/29/22	$(1)
	$6,625	KRW	8,391,813	Citibank N.A.	09/02/22	106
	$499	NZD	789	Citibank N.A.	07/29/22	6
	$343	PLN	1,523	Citibank N.A.	07/29/22	4
	$684	THB	24,145	Citibank N.A.	08/02/22	(0)^
CAD	764		$594	Citibank N.A.	07/29/22	(1)
GBP	1,752		$2,203	Citibank N.A.	07/29/22	(69)
	$456	ZAR	7,320	Citibank N.A.	07/29/22	8
Total						$53
	$621	RON	2,931	Goldman Sachs	07/29/22	$2
Total						$2

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

CREF Core Bond Account ■ June 30, 2022

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$6,566	AUD	9,187	Morgan Stanley	07/29/22	$224
	$467	EUR	449	Morgan Stanley	07/29/22	(4)
	$502	EUR	482	Morgan Stanley	07/29/22	(4)
	$610	EUR	571	Morgan Stanley	07/29/22	11
	$34	EUR	32	Morgan Stanley	07/29/22	0 ^
	$2	EUR	2	Morgan Stanley	07/29/22	(0)^
	$1,260	NOK	11,727	Morgan Stanley	07/29/22	69
	$379	PEN	1,452	Morgan Stanley	07/05/22	0 ^
	$384	PEN	1,457	Morgan Stanley	08/03/22	5
PEN	1,452		$384	Morgan Stanley	07/05/22	(5)
SEK	1,192		$117	Morgan Stanley	07/29/22	(1)
SEK	4,995		$515	Morgan Stanley	07/29/22	(26)
Total						$269
	$7,942	CAD	10,204	Toronto Dominion Bank	07/29/22	15
	$780	EUR	735	Toronto Dominion Bank	07/29/22	8
	$21,121	GBP	16,830	Toronto Dominion Bank	07/29/22	624
	$1,100	ILS	3,775	Toronto Dominion Bank	07/29/22	17
	$25,555	JPY	3,261,546	Toronto Dominion Bank	07/29/22	1,474
CNY	27,421		$4,111	Toronto Dominion Bank	07/29/22	(16)
EUR	372		$398	Toronto Dominion Bank	07/29/22	(8)
EUR	116		$124	Toronto Dominion Bank	07/29/22	(3)
Total						$2,111
Total						$4,422

^Amount represents less than $1,000.

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand

58	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2022

				Value		% of net
Principal		Issuer		(000)		assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES				$2,365		0.0%
CONSUMER DURABLES & APPAREL				2,470		0.0
CONSUMER SERVICES				5,191		0.1
HEALTH CARE EQUIPMENT & SERVICES				3,224		0.1
MEDIA & ENTERTAINMENT				6,848		0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5,680		0.1
RETAILING				2,917		0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				0	^	0.0
SOFTWARE & SERVICES				5,326		0.1
UTILITIES				2,364		0.0
		TOTAL BANK LOAN OBLIGATIONS	(Cost $38,000)	36,385		0.5

BONDS

CORPORATE BONDS
BANKS				4,967		0.1
COMMERCIAL & PROFESSIONAL SERVICES				7,645		0.1
DIVERSIFIED FINANCIALS				9,088		0.1
ENERGY				23,158		0.3
HEALTH CARE EQUIPMENT & SERVICES				5,076		0.1
MATERIALS				9,343		0.1
MEDIA & ENTERTAINMENT				17,522		0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,974		0.0
REAL ESTATE				8,189		0.1
RETAILING				3,586		0.0
SOFTWARE & SERVICES				7,621		0.1
TELECOMMUNICATION SERVICES				11,892		0.2
TRANSPORTATION				6,265		0.1
UTILITIES				1,297		0.0
		TOTAL CORPORATE BONDS	(Cost $138,154)	118,623		1.5

GOVERNMENT BONDS
AGENCY SECURITIES
$14,435,000		Montefiore Medical Center	2.895%, 04/20/32	14,006		0.2
		Other		2,589		0.1
				16,595		0.3

MORTGAGE BACKED
10,000,000	g,i	Freddie Mac STACR REMIC Trust	1.876%, 12/25/41	9,672		0.1
20,000,000	g,i	Freddie Mac STACR REMIC Trust	4.276%, 05/25/42	19,014		0.3
19,199,207		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	19,138		0.3
36,972,539		GNMA	1.730%, 07/15/37	33,734		0.4
34,188,110		GNMA	4.250%, 09/15/38	34,580		0.5

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Inflation-Linked Bond Account  ■  June 30, 2022

				Value	% of net
Principal		Issuer		(000)	assets
MORTGAGE BACKED—continued
$23,771,193		GNMA	1.650%, 07/15/42	$21,312	0.3%
25,831,260		GNMA	2.750%, 01/15/45	25,040	0.3
		Other		25,942	0.3
				188,432	2.5
U.S. TREASURY SECURITIES
148,446,976	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	148,943	2.0
311,820,210	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	317,082	4.2
205,976,670	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	209,493	2.8
278,849,205	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	283,751	3.8
198,520,905	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	201,917	2.7
233,804,400	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	237,037	3.2
197,819,375	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	199,713	2.7
233,777,800	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	235,208	3.1
223,333,200	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	224,685	3.0
118,094,828	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	125,137	1.7
181,287,720	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/25	181,376	2.4
241,342,200	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	243,759	3.3
314,153,640	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/25	313,908	4.2
258,540,004	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	261,435	3.5
77,660,397	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	82,247	1.1
159,820,450	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/26	158,324	2.1
178,473,200	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	177,028	2.4
299,639,492	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/26	296,908	4.0
237,529,070	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	236,645	3.2
118,910,716	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	129,134	1.7
127,970,000	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/27	125,995	1.7
136,481,730	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	135,986	1.8
240,815,175	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	239,169	3.2
237,870,624	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	252,490	3.4
126,933,039	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	148,254	2.0
147,397,120	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	148,451	2.0
216,359,640	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	218,377	2.9
158,731,128	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	176,446	2.4
8,949,849	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	10,805	0.1
211,315,610	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	204,898	2.7
174,140,950	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/30	166,216	2.2
138,106,500	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/30	131,705	1.8
168,780,800	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/31	160,535	2.1
253,939,979	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/31	241,445	3.2
84,237,073	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/32	79,958	1.1
67,744,768	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	84,624	1.1
42,633,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 02/15/51	32,818	0.4
75,917,714	k	United States Treasury Inflation Indexed Bonds	0.125%, 02/15/52	58,903	0.8
25,000,000		United States Treasury Note	2.875%, 05/15/32	24,719	0.3
				6,905,524	92.3
		TOTAL GOVERNMENT BONDS	(Cost $7,237,520)	7,110,551	95.1

STRUCTURED ASSETS
ASSET BACKED				35,089	0.4

60	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Inflation-Linked Bond Account  ■  June 30, 2022

				Value	% of net
Principal		Issuer		(000)	assets
OTHER MORTGAGE BACKED
$26,370,303	g,i	BX Commercial Mortgage Trust Series - 2021 XL2 (Class C), LIBOR 1 M + 1.197%	2.521%, 10/15/38	$24,847	0.3%
15,000,000	g,i	Freddie Mac STACR REMIC Trust Series - 2022 DNA1 (Class M2)	3.426%, 01/25/42	12,700	0.2
		Other		125,302	1.7
				162,849	2.2
		TOTAL STRUCTURED ASSETS	(Cost $212,800)	197,938	2.6
		TOTAL BONDS	(Cost $7,588,474)	7,427,112	99.2

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
30,650,000	r	Fixed Income Clearing Corp (FICC)	1.450%, 07/01/22	30,650	0.4
				30,650	0.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,090,795	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540%	5,091	0.0
				5,091	0.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $35,741)	35,741	0.4

		TOTAL PORTFOLIO	(Cost $7,662,215)	7,499,238	100.1
		OTHER ASSETS & LIABILITIES, NET		(10,743)	(0.1)
		NET ASSETS		$7,488,495	100.0%

LIBOR	London Interbank Offered Rate
M	Month
REMIC	Real Estate Mortgage Investment Conduit

^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities, including those in “Other,” is $307,576,955 or 4.1% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $30,650,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $31,263,022.

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account  ■  June 30, 2022

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,917,438. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short )	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation	)
US 10 Year Note	(115)	09/21/22	$(13,828)	$(13,631)	$197
US Long Bond	(19)	09/21/22	(2,673)	(2,634)	39
Ultra U.S. Treasury Bond	(580)	09/21/22	(91,958)	(89,519)	2,439
Total	(714)		$(108,459)	$(105,784)	$2,675

62	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2022

Principal	Issuer		Value (000)	% of net assets
	BANK LOAN OBLIGATIONS
	COMMERCIAL & PROFESSIONAL SERVICES		$14,467	0.1%
	UTILITIES		16,495	0.1
	TOTAL BANK LOAN OBLIGATIONS	(Cost $32,372)	30,962	0.2

	BONDS

	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		30,165	0.2
	BANKS		378,275	2.2
	CAPITAL GOODS		63,187	0.4
	COMMERCIAL & PROFESSIONAL SERVICES		24,682	0.1
	CONSUMER DURABLES & APPAREL		4,932	0.0
	CONSUMER SERVICES		121,212	0.7
	DIVERSIFIED FINANCIALS		331,929	1.9
	ENERGY		119,879	0.7
	FOOD & STAPLES RETAILING		29,364	0.2
	FOOD, BEVERAGE & TOBACCO		28,296	0.2
	HEALTH CARE EQUIPMENT & SERVICES		16,333	0.1
	HOUSEHOLD & PERSONAL PRODUCTS		42,675	0.3
	INSURANCE		96,964	0.6
	MATERIALS		117,673	0.7
	MEDIA & ENTERTAINMENT		32,312	0.2
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		120,776	0.7
	REAL ESTATE		125,908	0.7
	RETAILING		23,456	0.1
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		14,234	0.1
	SOFTWARE & SERVICES		49,391	0.3
	TECHNOLOGY HARDWARE & EQUIPMENT		13,932	0.1
	TELECOMMUNICATION SERVICES		48,666	0.3
	TRANSPORTATION		19,628	0.1
	UTILITIES		797,089	4.7
	TOTAL CORPORATE BONDS	(Cost $3,044,346)	2,650,958	15.6

	GOVERNMENT BONDS
	AGENCY SECURITIES		294,905	1.7
	FOREIGN GOVERNMENT BONDS		585,745	3.4

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	63

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2022

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED
$54,740,000	h	Federal National Mortgage Association (FNMA)	4.000%, 07/25/49	$53,978	0.3%
741,665,778	h	FNMA	1.292%–8.000%, 07/01/24–08/25/52	670,285	4.1
55,967,606		Government National Mortgage Association (GNMA)	3.000%, 05/20/52	52,831	0.3
		Other		410,186	2.3
				1,187,280	7.0

MUNICIPAL BONDS				531,691	3.1
U.S. TREASURY SECURITIES
162,557,000		United States Treasury Note	2.625%, 05/31/27	159,484	0.9
238,417,000		United States Treasury Note	2.875%, 05/15/32	235,735	1.4
232,705,800		United States Treasury Note	2.250%, 02/15/42	197,327	1.2
75,298,000		United States Treasury Note	2.250%, 02/15/52	61,968	0.4
321,867,000		United States Treasury Note	0.125%–3.250%, 09/30/22–05/15/42	305,277	1.8
		Other		35,050	0.2
				994,840	5.9
		TOTAL GOVERNMENT BONDS	(Cost $3,787,397)	3,594,462	21.1

STRUCTURED ASSETS
ASSET BACKED				259,123	1.5
OTHER MORTGAGE BACKED				568,462	3.3
		TOTAL STRUCTURED ASSETS	(Cost $916,054)	827,585	4.8
		TOTAL BONDS	(Cost $7,747,797)	7,073,005	41.5

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
200,200	*	Tesla, Inc		134,819	0.8
		Other		108,262	0.6
				243,081	1.4
BANKS				495,853	2.9
CAPITAL GOODS
263,610		Caterpillar, Inc		47,123	0.3
		Other		533,295	3.1
				580,418	3.4
COMMERCIAL & PROFESSIONAL SERVICES				144,666	0.9
CONSUMER DURABLES & APPAREL
525,950		Nike, Inc (Class B)		53,752	0.3
		Other		131,797	0.8
				185,549	1.1
CONSUMER SERVICES				193,718	1.1

64	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2022

Shares		Company	Value (000)	% of net assets
DIVERSIFIED FINANCIALS
163,276		Goldman Sachs Group, Inc	$48,496	0.3%
159,824		S&P Global, Inc	53,870	0.3
		Other	512,182	3.0
			614,548	3.6
ENERGY
572,201		ConocoPhillips	51,389	0.3
		Other	432,267	2.6
			483,656	2.9
FOOD & STAPLES RETAILING			113,322	0.7
FOOD, BEVERAGE & TOBACCO
1,254,533		Coca-Cola Co	78,923	0.5
604,554		Nestle S.A.	70,656	0.4
459,362		PepsiCo, Inc	76,557	0.5
		Other	152,826	0.8
			378,962	2.2
HEALTH CARE EQUIPMENT & SERVICES
115,182		Anthem, Inc	55,585	0.3
185,105		Cigna Corp	48,779	0.3
		Other	346,286	2.1
			450,650	2.7
HOUSEHOLD & PERSONAL PRODUCTS
674,396		Procter & Gamble Co	96,971	0.6
		Other	111,471	0.6
			208,442	1.2
INSURANCE
250,168		Chubb Ltd	49,178	0.3
308,022		Marsh & McLennan Cos, Inc	47,820	0.3
		Other	294,659	1.7
			391,657	2.3
MATERIALS			415,300	2.4
MEDIA & ENTERTAINMENT
1,203,172		Comcast Corp (Class A)	47,213	0.3
576,928	*	Walt Disney Co	54,462	0.3
		Other	233,674	1.4
			335,349	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
204,942		Amgen, Inc	49,862	0.3
820,482		Bristol-Myers Squibb Co	63,177	0.4
247,423		Danaher Corp	62,727	0.4
259,748		Eli Lilly & Co	84,218	0.5
158,951		Roche Holding AG.	53,137	0.3
132,804		Thermo Fisher Scientific, Inc	72,150	0.4
		Other	505,035	2.9
			890,306	5.2

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2022

Shares		Company		Value (000)	% of net assets
REAL ESTATE
217,135		American Tower Corp		$55,498	0.3%
		Other		236,800	1.4
				292,298	1.7
RETAILING
308,312		Home Depot, Inc		84,561	0.5
274,113		Lowe’s Companies, Inc		47,879	0.3
		Other		192,752	1.1
				325,192	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,607,963		Intel Corp		60,154	0.4
639,917		NVIDIA Corp		97,005	0.6
378,762		Texas Instruments, Inc		58,197	0.3
		Other		198,544	1.2
				413,900	2.5
SOFTWARE & SERVICES
232,235		Accenture plc		64,480	0.4
161,364	*	Adobe, Inc		59,069	0.4
231,430		Automatic Data Processing, Inc		48,610	0.3
399,473		International Business Machines Corp		56,402	0.3
260,546		Mastercard, Inc (Class A)		82,197	0.5
1,480,067		Microsoft Corp		380,126	2.2
339,609	*	salesforce.com, Inc		56,049	0.3
102,383	*	ServiceNow, Inc		48,685	0.3
		Other		501,792	2.9
				1,297,410	7.6
TECHNOLOGY HARDWARE & EQUIPMENT
1,430,548		Cisco Systems, Inc		60,999	0.4
		Other		280,392	1.6
				341,391	2.0
TELECOMMUNICATION SERVICES
356,628	*	T-Mobile US, Inc		47,981	0.3
1,407,174		Verizon Communications, Inc		71,414	0.4
		Other		104,389	0.6
				223,784	1.3
TRANSPORTATION
319,502		United Parcel Service, Inc (Class B)		58,322	0.3
		Other		225,574	1.4
				283,896	1.7
UTILITIES
782,837		NextEra Energy, Inc		60,639	0.4
		Other		280,012	1.6
				340,651	2.0
		TOTAL COMMON STOCKS	(Cost $8,712,721)	9,643,999	56.7

66	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2022

Shares		Company		Value (000)	% of net assets
PREFERRED STOCKS
BANKS				$12,053	0.1%
INSURANCE				4,005	0.0
REAL ESTATE				19,558	0.1
UTILITIES				15,568	0.1
		TOTAL PREFERRED STOCKS	(Cost $88,178)	51,184	0.3

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,000,000		Federal Home Loan Bank (FHLB)	0.000%, 07/15/22	49,973	0.3
		Other		225,710	1.3
				275,683	1.6
REPURCHASE AGREEMENT
99,760,000	r	Fixed Income Clearing Corp (FICC)	1.450%, 07/01/22	99,760	0.6
				99,760	0.6
TREASURY DEBT				19,957	0.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
107,576,260	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540%	107,576	0.7
				107,576	0.7
		TOTAL INVESTMENT IN REGISTERED INVESTMENT COMPANIES		107,576	0.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $503,221)	502,976	3.0

		TOTAL PORTFOLIO	(Cost $17,084,289)	17,302,126	101.7%
		OTHER ASSETS & LIABILITIES, NET		(278,778)	(1.7)%
		NET ASSETS		$17,023,348	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $99,760,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.125%–0.250% and maturity dates 9/30/25–10/15/25, valued at $101,755,209.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/22, the aggregate value of securities on loan is $135,982,335. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,912,744,322 or 11.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	67

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2022

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$105,000,000		Federal Farm Credit Bank (FFCB)	0.010%, 07/21/22	$104,927	1.3%
183,775,000		FFCB	0.010%, 07/22/22	183,673	2.2
85,200,000		FFCB	0.010%, 11/08/22	84,739	1.0
135,785,000		FFCB	0.010%–2.875%, 07/15/22–12/21/22	135,352	1.7
131,700,000		Federal Home Loan Bank (FHLB)	0.010%, 07/01/22	131,700	1.6
227,243,000		FHLB	0.010%, 07/06/22	227,217	2.7
92,000,000		FHLB	0.010%, 07/08/22	91,985	1.1
54,200,000		FHLB	0.010%, 07/13/22	54,186	0.6
86,000,000		FHLB	0.010%, 07/19/22	85,949	1.0
135,950,000		FHLB	0.010%, 07/22/22	135,882	1.6
106,800,000		FHLB	0.010%, 07/25/22	106,735	1.3
122,113,000		FHLB	0.010%, 07/28/22	122,034	1.5
164,075,000		FHLB	0.010%, 07/29/22	163,947	2.0
124,292,000		FHLB	0.010%, 08/15/22	124,103	1.5
173,800,000		FHLB	0.010%, 08/17/22	173,521	2.1
85,600,000		FHLB	0.010%, 08/19/22	85,413	1.0
64,000,000		FHLB	0.010%, 08/24/22	63,881	0.8
172,925,000		FHLB	0.010%, 09/07/22	172,497	2.1
91,272,000		FHLB	0.010%, 09/14/22	91,018	1.1
84,000,000		FHLB	0.010%, 09/22/22	83,733	1.0
95,500,000		FHLB	0.010%, 09/28/22	95,058	1.1
141,559,000		FHLB	0.010%, 10/19/22	141,010	1.7
165,550,000		FHLB	0.010%, 10/21/22	164,843	2.0
84,000,000		FHLB	0.010%, 11/08/22	83,566	1.0
85,000,000		FHLB	1.470%, 11/10/22	84,992	1.0
84,500,000		FHLB	0.010%, 12/20/22	83,858	1.0
899,462,000		FHLB	0.010%–2.750%, 07/07/22–12/23/22	896,567	10.4
53,302,000		Federal National Mortgage Association (FNMA)	2.000%, 10/05/22	53,388	0.6
		Other		96,024	1.2
				4,121,798	49.2
REPURCHASE AGREEMENT
394,177,000	r	Fixed Income Clearing Corp (FICC)	1.450%, 07/01/22	394,177	4.7
				394,177	4.7
TREASURY DEBT
132,000,000		United States Cash Management Bill	0.010%, 10/04/22	131,513	1.6
63,250,000		United States Cash Management Bill	0.010%, 10/11/22	62,979	0.8
100,079,000		United States Cash Management Bill	0.010%, 08/23/22–09/27/22	99,842	1.2
59,000,000		United States Treasury Bill	0.010%, 07/19/22	58,974	0.7
63,250,000		United States Treasury Bill	0.010%, 09/15/22	63,031	0.8
83,875,000		United States Treasury Bill	0.010%, 11/17/22	83,389	1.0
92,450,000		United States Treasury Bill	0.010%, 12/01/22	91,829	1.1
105,500,000		United States Treasury Bill	0.010%, 12/08/22	104,693	1.2
300,463,000		United States Treasury Bill	0.010%, 07/07/22–12/22/22	299,538	3.5
		Other		33,626	0.4
				1,029,414	12.3

68	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2022

Principal		Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES
$63,750,000	i	Federal Agricultural Mortgage Corp (FAMC), SOFR + 0.050%	1.560%, 03/03/23	$63,750	0.8%
89,925,000	i	FAMC, SOFR + 0.015%–SOFR + 0.100%	1.525%–1.610%, 08/18/22–02/12/24	89,931	1.1
127,700,000	i	Federal Farm Credit Bank (FFCB), SOFR + 0.005%	1.515%, 07/12/22	127,700	1.5
128,215,000	i	FFCB, SOFR + 0.045%	1.555%, 09/08/22	128,217	1.5
63,750,000	i	FFCB, SOFR + 0.005%	1.515%, 10/05/22	63,750	0.8
69,491,000	i	FFCB, SOFR + 0.010%	1.520%, 11/16/22	69,491	0.8
88,250,000	i	FFCB, SOFR + 0.018%	1.528%, 07/13/23	88,239	1.1
63,100,000	i	FFCB, SOFR + 0.040%	1.550%, 08/17/23	63,100	0.8
792,868,000	i	FFCB, SOFR + 0.190%–SOFR + 0.050%	1.518%–1.830%, 07/14/22–04/12/24	792,905	9.5
96,100,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.010%	1.520%, 07/26/22	96,100	1.1
63,500,000	i	FHLB, SOFR + 0.045%	1.555%, 07/29/22	63,500	0.8
62,750,000	i	FHLB, SOFR + 0.010%	1.520%, 08/02/22	62,750	0.7
52,250,000	i	FHLB, SOFR + 0.010%	1.520%, 08/17/22	52,250	0.6
63,750,000	i	FHLB, SOFR + 0.010%	1.520%, 09/09/22	63,750	0.8
63,000,000	i	FHLB, SOFR + 0.010%	1.520%, 09/16/22	63,000	0.8
85,250,000	i	FHLB, SOFR + 0.085%	1.595%, 10/05/22	85,254	1.0
123,400,000	i	FHLB, SOFR + 0.060%	1.570%, 12/08/22	123,411	1.5
474,035,000	i	FHLB, SOFR + 0.005%–SOFR + 0.030%	1.515%–1.600%, 07/18/22–08/11/23	474,040	5.6
82,650,000	i	Federal Home Loan Mortgage Corp (FHLMC), SOFR + 0.095%	1.605%, 08/19/22	82,652	1.0
95,900,000	i	FNMA, SOFR + 0.190%–SOFR + 0.120%	1.630%–1.792%, 07/06/22–07/29/22	95,903	1.1
		Other		77,891	0.9
				2,827,584	33.8
		TOTAL SHORT–TERM INVESTMENTS	(Cost $8,372,973)	8,372,973	100.0

		TOTAL PORTFOLIO	(Cost $8,372,973)	8,372,973	100.0
		OTHER ASSETS & LIABILITIES, NET		3,283	0.0
		NET ASSETS		$8,376,256	100.0%

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $394,177,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.050%–5.375% and maturity dates 4/30/26–2/15/31, valued at $402,060,561.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	69

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund  ■  June 30, 2022

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Core Bond Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

	ASSETS
	Portfolio investments, at value*†	$107,145,302	$21,796,385	$26,362,150	$19,624,018	$11,885,908	$7,499,238	$17,302,126	$8,372,973
	Affiliated investments, at value‡	56,946	—	—	—	—	—	—	—
	Total portfolio investments, at value	107,202,248	21,796,385	26,362,150	19,624,018	11,885,908	7,499,238	17,302,126	8,372,973
	Cash**#	64,421	5,682	1	5,093	102,046	—	31,803	1
	Cash – foreign^	46,056	7,057	—	—	980	—	2,609	—
	Dividends and interest receivable	181,494	33,840	6,958	16,214	69,455	18,282	64,682	4,788
	Receivable from securities transactions	282,736	47,251	266,036	30,121	142,934	333	69,872	—
	Due from affiliates	—	—	—	—	—	—	6,859	—
	Receivable for variation margin on open futures contracts	—	—	—	—	511	2,676	—	—
	Unrealized appreciation on forward foreign currency contracts	—	—	—	—	4,565	—	—	—
	Other	20,303	2,678	3,050	2,128	3,374	1,575	2,267	1,864
	Total assets	107,797,258	21,892,893	26,638,195	19,677,574	12,209,773	7,522,104	17,480,218	8,379,626

	LIABILITIES
	Investment management fees payable	—	8	—	507	298	217	813	345
	Service agreement fees payable	2,032	56	646	409	—	12	—	—
	Payable for collateral for securities loaned	1,145,207	133,043	83,079	155,626	168,752	5,091	107,576	—
	Payable for securities transactions	367,575	46,292	224,291	—	30,608	19,177	36,293	—
	Payable for delayed delivery securities	140	1,907	—	—	499,066	2,998	310,393	—
	Due to affiliates	137,837	5,721	7,282	6,367	6,170	841	2	1,244
	Overdraft payable	—	—	—	—	—	4,179	—	—
	Written options◊	4,257	—	—	—	—	—	—	—
	Payable for variation margin on futures contracts	71,128	6,466	—	5,927	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	—	—	—	—	143	—	—	—
	Payable for trustee compensation	19,758	2,610	2,769	2,127	1,789	1,093	1,791	1,715
	Other	9,266	1,421	4	3	2	1	2	66
	Total liabilities	1,757,200	197,524	318,071	170,966	706,828	33,609	456,870	3,370
	NET ASSETS	$106,040,058	$21,695,369	$26,320,124	$19,506,608	$11,502,945	$7,488,495	$17,023,348	$8,376,256
CLASS R1 (Accumulation):	Net assets	$12,554,495	$3,425,733	$4,756,319	$3,765,857	$1,826,079	$1,272,570	$2,432,936	$1,667,063
	Units outstanding	20,513	15,244	17,401	11,809	14,691	16,233	8,526	63,291
	Unit value	$612.04	$224.73	$273.34	$318.91	$124.30	$78.39	$285.35	$26.34
CLASS R2 (Accumulation):	Net assets	31,199,803	7,021,035	8,638,730	6,506,837	3,890,923	2,198,661	5,846,509	2,494,036
	Units outstanding	50,211	30,773	31,130	20,097	30,832	27,625	20,182	93,689
	Unit value	$621.38	$228.15	$277.51	$323.77	$126.20	$79.59	$289.69	$26.62
CLASS R3 (Accumulation):	Net assets	52,576,810	10,840,218	12,388,492	8,757,491	5,520,598	3,837,392	8,331,894	4,102,225
	Units outstanding	84,207	47,284	44,426	26,919	43,536	47,984	28,623	153,530
	Unit value	$624.38	$229.26	$278.85	$325.33	$126.81	$79.97	$291.09	$26.72
ANNUITY:	Net assets	$9,708,950	$408,383	$536,583	$476,423	$265,345	$179,872	$412,009	$112,932
	* Includes securities loaned of	$1,557,609	$180,533	$79,609	$193,610	$170,562	$4,917	$135,982	$—
	**Includes cash collateral for securities loaned of	$1	$1	$—	$—	$—	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$99,234	$—	$32,234	$—
	† Portfolio investments; unaffiliated issuers cost	$110,387,033	$21,365,081	$29,232,539	$8,097,590	$12,990,722	$7,662,215	$17,084,289	$8,372,973
	‡ Portfolio investments, affiliated issuers cost	$105,751	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$46,049	$7,054	$—	$—	$979	$—	$2,604	$—
	◊ Written options premiums	$3,926	$—	$—	$—	$—	$—	$—	$—

70	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	71

Statements of operations (unaudited)

College Retirement Equities Fund  ■  For the period or year ended June 30, 2022

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Core Bond Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,289,840	$271,685	$109,961	$156,290	$148	$—	$119,947	$—
Affiliated issuers*	1,494	—	—	—	—	—	—	—
Income from securities lending, net	9,825	930	231	1,037	293	21	824	—
Interest*	2,141	411	236	118	165,437	307,793	97,092	17,573
Other	376	185	62	—	1,727	488	688	—
Total income	1,303,676	273,211	110,490	157,445	167,605	308,302	218,551	17,573
EXPENSES
Investment management fees	54,738	9,173	7,795	1,256	4,380	828	4,140	1,515
Administrative – Class R1	19,069	5,211	7,619	5,706	2,583	1,698	3,446	2,197
Administrative – Class R2	28,008	6,330	8,231	5,850	3,263	1,777	4,897	1,938
Administrative – Class R3	41,728	7,628	9,132	6,180	3,606	2,372	5,421	2,410
Distribution fees – Class R1	7,136	1,949	2,862	2,135	966	633	1,287	819
Distribution fees – Class R2	9,041	2,043	2,646	1,890	1,053	577	1,585	629
Distribution fees – Class R3	12,311	2,249	2,678	1,826	1,065	707	1,609	717
Mortality and expense risk charges	3,045	628	797	560	308	191	455	208
Total expenses	175,076	35,211	41,760	25,403	17,224	8,783	22,840	10,433
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	2,621
Net expenses	175,076	35,211	41,760	25,403	17,224	8,783	22,840	13,054
Net investment income (loss)	1,128,600	238,000	68,730	132,042	150,381	299,519	195,711	4,519
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	2,740,095	376,066	250,054	718,805	(314,647)	4,089	121,715	6
Affiliated issuers	(15,767)	—	—	—	—	—	—	—
Purchased options	(3,944)	—	—	—	—	—	—	—
Written options	1,205	—	4,204	—	—	—	—	—
Futures contracts	(101,506)	(33,503)	—	(7,740)	34,453	20,758	—	—
Forward foreign currency contracts	2,627	—	—	—	12,130	—	826	—
Swap contracts	—	—	—	—	773	—	—	—
Foreign currency transactions	(31,730)	(2,167)	(55)	—	(1,411)	—	(1,017)	—
Net realized gain (loss) on total investments	2,590,980	340,396	254,203	711,065	(268,702)	24,847	121,524	6
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(32,052,845)	(6,432,633)	(12,490,792)	(6,159,002)	(1,365,415)	(683,064)	(3,686,333)	—
Affiliated issuers	19,857	—	—	—	—	—	—	—
Purchased options	1,137	—	—	—	—	—	—	—
Written options	460	—	(2,703)	—	—	—	—	—
Futures contracts	(82,588)	(10,319)	—	(8,065)	5,129	4,645	—	—
Forward foreign currency contracts	(1,824)	—	—	—	4,197	—	(302)	—
Swap contracts	—	—	—		(140)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(4,472)	(1,000)	(20)	—	(44)	—	(521)	—
Net change in unrealized appreciation (depreciation) on total investments	(32,120,275)	(6,443,952)	(12,493,515)	(6,167,067)	(1,356,273)	(678,419)	(3,687,156)	—
Net realized and unrealized gain (loss) on total investments	(29,529,295)	(6,103,556)	(12,239,312)	(5,456,002)	(1,624,975)	(653,572)	(3,565,632)	6
Net increase (decrease) in net assets from operations	$(28,400,695)	$(5,865,556)	$(12,170,582)	$(5,323,960)	$(1,474,594)	$(354,053)	$(3,369,921)	$4,525
* Net of foreign withholding taxes of unaffiliated issuers	$80,862	$17,338	$1,053	$57	$64	$5	$7,388	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$205,931	$150,516	$28,926	$70,423	$—	$—	$12,884	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$29,068	$3,553	$—	$—	$10	$—	$—	$—

72	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	73

Statements of changes in net assets

College Retirement Equities Fund  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,128,600	$1,821,735	$238,000	$440,652	$68,730	$110,089
Net realized gain (loss) on total investments		2,590,980	21,056,532	340,396	2,782,573	254,203	8,260,209
Net change in unrealized appreciation (depreciation) on total investments		(32,120,275)	364,478	(6,443,952)	646,078	(12,493,515)	(1,351,540)
Net increase (decrease) in net assets from operations		(28,400,695)	23,242,745	(5,865,556)	3,869,303	(12,170,582)	7,018,758

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	162,097	455,255	74,120	244,064	88,534	248,869
	Class R2	376,834	793,161	99,918	414,131	103,421	254,281
	Class R3	751,210	1,537,635	257,161	1,395,637	196,680	474,064
Net transfers between CREF Accounts:	Class R1	(89,604)	(330,829)	(16,775)	23,444	(47,207)	(153,956)
	Class R2	(347,403)	(665,182)	(87,773)	198,427	(187,080)	(269,570)
	Class R3	85,211	137,623	30,347	651,125	(12,025)	46,203
Withdrawals and death benefits:	Class R1	(661,057)	(1,633,223)	(202,390)	(419,084)	(288,262)	(710,164)
	Class R2	(1,599,740)	(3,832,963)	(380,764)	(786,675)	(470,550)	(1,128,577)
	Class R3	(2,619,002)	(5,977,933)	(929,486)	(1,164,173)	(699,843)	(1,576,674)
Annuity payments:		(787,935)	(1,517,323)	(26,729)	(49,723)	(36,826)	(70,542)
Net increase (decrease) from participant transactions		(4,729,389)	(11,033,779)	(1,182,371)	507,173	(1,353,158)	(2,886,066)
Net increase (decrease) in net assets		(33,130,084)	12,208,966	(7,047,927)	4,376,476	(13,523,740)	4,132,692

NET ASSETS
Beginning of period		139,170,142	126,961,176	28,743,296	24,366,820	39,843,864	35,711,172
End of period		$106,040,058	$139,170,142	$21,695,369	$28,743,296	$26,320,124	$39,843,864

ACCUMULATION UNITS:
Units purchased:	Class R1	232,279	626,453	287,343	905,951	270,863	684,354
	Class R2	537,435	1,078,729	384,518	1,533,070	310,814	693,135
	Class R3	908,982	1,771,662	929,100	5,046,926	540,896	1,171,927
Units sold / transferred:	Class R1	(1,074,098)	(2,697,581)	(859,609)	(1,462,434)	(1,024,208)	(2,352,050)
	Class R2	(2,767,855)	(6,105,139)	(1,832,282)	(2,149,749)	(2,000,133)	(3,794,135)
	Class R3	(3,546,199)	(7,873,094)	(3,457,737)	(1,840,929)	(2,119,239)	(4,135,893)
Outstanding:
Beginning of period		160,639,318	173,838,288	97,850,057	95,817,222	96,977,784	104,710,446
End of period		154,929,862	160,639,318	93,301,390	97,850,057	92,956,777	96,977,784

74	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	75

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the period or year ended

		Equity Index Account		Core Bond Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$132,042	$262,881	$150,381	$286,720	$299,519	$396,128
Net realized gain (loss) on total investments		711,065	1,495,760	(268,702)	133,376	24,847	145,292
Net change in unrealized appreciation (depreciation) on total investments		(6,167,067)	3,643,156	(1,356,273)	(614,560)	(678,419)	(160,452)
Net increase (decrease) in net assets from operations		(5,323,960)	5,401,797	(1,474,594)	(194,464)	(354,053)	380,968

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	75,925	199,677	50,594	128,344	97,561	165,913
	Class R2	117,635	227,332	69,460	204,538	83,301	165,980
	Class R3	119,947	316,635	141,424	352,642	215,426	389,257
Net transfers between CREF Accounts:	Class R1	(17,070)	(61,469)	(11,295)	(5,189)	21,865	57,085
	Class R2	(105,212)	(132,039)	(68,055)	(65,811)	12,034	96,950
	Class R3	22,639	185,799	(10,035)	36,925	109,135	244,821
Withdrawals and death benefits:	Class R1	(207,390)	(467,843)	(131,723)	(308,592)	(89,288)	(163,608)
	Class R2	(346,230)	(782,911)	(257,650)	(601,847)	(147,270)	(290,071)
	Class R3	(478,556)	(974,371)	(412,136)	(917,058)	(274,321)	(434,425)
Annuity payments:		(31,104)	(57,953)	(15,442)	(32,280)	(10,160)	(20,118)
Net increase (decrease) from participant transactions		(849,416)	(1,547,143)	(644,858)	(1,208,328)	18,283	211,784
Net increase (decrease) in net assets		(6,173,376)	3,854,654	(2,119,452)	(1,402,792)	(335,770)	592,752

NET ASSETS
Beginning of period		25,679,984	21,825,330	13,622,397	15,025,189	7,824,265	7,231,513
End of period		$19,506,608	$25,679,984	$11,502,945	$13,622,397	$7,488,495	$7,824,265

ACCUMULATION UNITS:
Units purchased:	Class R1	209,417	548,559	384,932	917,233	1,211,536	2,071,442
	Class R2	315,682	622,233	523,048	1,442,226	1,017,576	2,045,289
	Class R3	297,271	777,520	991,364	2,309,030	2,565,519	4,645,656
Units sold / transferred:	Class R1	(617,492)	(1,428,232)	(1,094,233)	(2,244,467)	(840,087)	(1,330,905)
	Class R2	(1,231,084)	(2,474,012)	(2,457,064)	(4,709,301)	(1,669,500)	(2,392,181)
	Class R3	(1,233,126)	(2,094,908)	(3,150,764)	(6,177,678)	(2,007,967)	(2,369,983)
Outstanding:
Beginning of period		61,083,555	65,132,395	93,861,740	102,324,697	91,565,563	88,896,245
End of period		58,824,223	61,083,555	89,059,023	93,861,740	91,842,640	91,565,563

76	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	77

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$195,711	$325,728	$4,519	$—
Net realized gain (loss) on total investments		121,524	1,402,116	6	12
Net change in unrealized appreciation (depreciation) on total investments		(3,687,156)	466,434	—	—
Net increase (decrease) in net assets from operations		(3,369,921)	2,194,278	4,525	12

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	143,683	165,207	326,834	604,893
	Class R2	339,579	450,311	239,566	462,476
	Class R3	576,300	783,231	535,124	983,239
Net transfers between CREF Accounts:	Class R1	45,133	7,611	17,273	(114,678)
	Class R2	92,257	121,334	61,672	(139,487)
	Class R3	319,290	353,969	182,679	(223,277)
Withdrawals and death benefits:	Class R1	(112,922)	(253,417)	(336,330)	(831,769)
	Class R2	(287,479)	(585,245)	(321,162)	(1,018,259)
	Class R3	(449,901)	(834,999)	(682,604)	(1,951,449)
Annuity payments:		(24,205)	(45,814)	(6,577)	(13,585)
Net increase (decrease) from participant transactions		641,735	162,188	16,475	(2,241,896)
Net increase (decrease) in net assets		(2,728,186)	2,356,466	21,000	(2,241,884)

NET ASSETS
Beginning of period		19,751,534	17,395,068	8,355,256	10,597,140
End of period		$17,023,348	$19,751,534	$8,376,256	$8,355,256

ACCUMULATION UNITS:
Units purchased:	Class R1	459,976	506,965	12,411,635	22,961,824
	Class R2	1,073,265	1,359,568	9,005,769	17,382,698
	Class R3	1,743,570	2,232,512	19,882,550	36,366,262
Units sold / transferred:	Class R1	(215,352)	(747,385)	(12,116,816)	(35,927,258)
	Class R2	(625,198)	(1,403,617)	(9,754,109)	(43,515,193)
	Class R3	(409,078)	(1,475,437)	(18,640,063)	(81,213,221)
Outstanding:
Beginning of period		55,304,019	54,831,413	309,720,448	393,665,336
End of period		57,331,202	55,304,019	310,509,414	309,720,448

78	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	79

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	period or year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
STOCK ACCOUNT
Class R1:	6/30/22	#	$ 7.386		$1.582		$5.804		$(167.328)	$(161.524)	$773.561	$612.037	(20.88)%[c]	0.46%[d]		1.68%[d]		21%[c]		21		$12,554
	12/31/21		11.657		3.132		8.525		113.206	121.731	651.830	773.561	18.67	0.43		1.17		50		21		16,519
	12/31/20		9.890		2.810		7.080		90.652	97.732	554.098	651.830	17.64	0.52		1.31		69		23		15,270
	12/31/19		11.125		2.749		8.376		109.873	118.249	435.849	554.098	27.13	0.55		1.67		60		26		14,577
	12/31/18		10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53		1.57		55		29		12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48		33		15,853
Class R2:	6/30/22	#	7.494		1.055		6.439		(169.814)	(163.375)	784.753	621.378	(20.82)[c]	0.30	[c]	1.84	[d]	21	[c]	50		31,200
	12/31/21		11.811		2.055		9.756		114.741	124.497	660.256	784.753	18.86	0.28		1.33		50		52		41,153
	12/31/20		10.005		1.916		8.089		91.852	99.941	560.315	660.256	17.84	0.35		1.47		69		57		37,943
	12/31/19		11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35		1.86		60		63		35,441
	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55		70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48		78		38,159
Class R3:	6/30/22	#	7.535		0.866		6.669		(170.620)	(163.951)	788.330	624.379	(20.80)[c]	0.25	[d]	1.90	[d]	21	[c]	84		52,577
	12/31/21		11.872		1.688		10.184		115.218	125.402	662.928	788.330	18.92	0.23		1.38		50		87		68,462
	12/31/20		10.044		1.598		8.446		92.234	100.680	562.248	662.928	17.91	0.29		1.53		69		93		61,616
	12/31/19		11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30		1.92		60		103		57,944
	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55		114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48		124		60,531
GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/22	#	2.759		0.560		2.199		(61.678)	(59.479)	284.209	224.730	(20.93)[c]	0.44	[d]	1.73	[d]	24	[c]	15		3,426
	12/31/21		5.035		1.096		3.939		34.023	37.962	246.247	284.209	15.42	0.41		1.46		46		16		4,495
	12/31/20		3.467		1.009		2.458		42.730	45.188	201.059	246.247	22.48	0.50		1.23		63		16		4,032
	12/31/19		4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50		1.73		67		18		3,682
	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77		20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36		20		3,681
Class R2:	6/30/22	#	2.799		0.366		2.433		(62.593)	(60.160)	288.314	228.154	(20.87)[c]	0.28	[d]	1.89	[d]	24	[c]	31		7,021
	12/31/21		5.099		0.697		4.402		34.488	38.890	249.424	288.314	15.59	0.26		1.61		46		32		9,290
	12/31/20		3.505		0.678		2.827		43.288	46.115	203.309	249.424	22.68	0.33		1.39		63		33		8,190
	12/31/19		4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31		1.92		67		35		7,150
	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77		38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36		39		7,131
Class R3:	6/30/22	#	2.813		0.296		2.517		(62.888)	(60.371)	289.627	229.256	(20.84)[c]	0.23	[d]	1.95	[d]	24	[c]	47		10,840
	12/31/21		5.129		0.560		4.569		34.624	39.193	250.434	289.627	15.65	0.20		1.67		46		50		14,427
	12/31/20		3.517		0.561		2.956		43.466	46.422	204.012	250.434	22.75	0.27		1.45		63		47		11,672
	12/31/19		4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25		1.98		67		49		10,088
	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77		54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36		53		9,558

80	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	81

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
							Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation
	For the						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding		fund net
	period or year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate		(in millions	)	(in millions	)[i]
GROWTH ACCOUNT
Class R1:	6/30/22	#	$1.125		$0.678		$0.447		$(124.131)	$(123.684)	$397.024	$273.340	(31.15)%[c]	0.42%[d]		0.28%[d]		24%[c]		17		$ 4,756
	12/31/21		1.902		1.389		0.513		66.175	66.688	330.336	397.024	20.19	0.38		0.14		67		18		7,208
	12/31/20		1.972		1.242		0.730		94.391	95.121	235.215	330.336	40.44	0.47		0.27		82		20		6,548
	12/31/19		1.988		1.026		0.962		55.151	56.113	179.102	235.215	31.33	0.48		0.45		85		22		5,184
	12/31/18		2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46		0.63		62		24		4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48		26		4,841
Class R2:	6/30/22	#	1.142		0.429		0.713		(125.970)	(125.257)	402.766	277.509	(31.10)[c]	0.26	[d]	0.43	[d]	24	[c]	31		8,639
	12/31/21		1.929		0.844		1.085		67.078	68.163	334.603	402.766	20.37	0.23		0.29		67		33		13,218
	12/31/20		1.995		0.800		1.195		95.559	96.754	237.849	334.603	40.68	0.30		0.44		82		36		12,019
	12/31/19		2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28		0.65		85		39		9,335
	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62		43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48		47		8,788
Class R3:	6/30/22	#	1.147		0.340		0.807		(126.560)	(125.753)	404.607	278.854	(31.08)[c]	0.21	[d]	0.49	[d]	24	[c]	44		12,388
	12/31/21		1.935		0.658		1.277		67.368	68.645	335.962	404.607	20.43	0.18		0.34		67		46		18,614
	12/31/20		2.003		0.644		1.359		95.929	97.288	238.674	335.962	40.76	0.24		0.50		82		49		16,452
	12/31/19		2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23		0.70		85		54		12,898
	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62		59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48		62		11,524
EQUITY INDEX ACCOUNT
Class R1:	6/30/22	#	2.529		0.683		1.846		(87.569)	(85.723)	404.631	318.908	(21.19)[c]	0.38	[d]	1.03	[d]	2	[c]	12		3,766
	12/31/21		4.795		1.326		3.469		78.134	81.603	323.028	404.631	25.26	0.36		0.95		4		12		4,943
	12/31/20		4.683		1.182		3.501		51.129	54.630	268.398	323.028	20.35	0.44		1.30		3		13		4,230
	12/31/19		4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46		1.53		2		15		3,954
	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3		16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4		18		3,912
Class R2:	6/30/22	#	2.566		0.406		2.160		(88.870)	(86.710)	410.480	323.770	(21.12)[c]	0.22	[d]	1.18	[d]	2	[c]	20		6,507
	12/31/21		4.858		0.779		4.079		79.203	83.282	327.198	410.480	25.45	0.21		1.10		4		21		8,625
	12/31/20		4.739		0.737		4.002		51.792	55.794	271.404	327.198	20.56	0.27		1.47		3		23		7,481
	12/31/19		4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26		1.73		2		25		6,889
	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3		28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4		31		6,708
Class R3:	6/30/22	#	2.578		0.308		2.270		(89.286)	(87.016)	412.349	325.333	(21.10)[c]	0.17	[d]	1.24	[d]	2	[c]	27		8,757
	12/31/21		4.885		0.592		4.293		79.534	83.827	328.522	412.349	25.52	0.16		1.15		4		28		11,486
	12/31/20		4.757		0.578		4.179		52.002	56.181	272.341	328.522	20.63	0.21		1.53		3		29		9,584
	12/31/19		4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21		1.78		2		33		8,965
	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3		36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4		39		8,486

82	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	83

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
CORE BOND ACCOUNT
Class R1:	6/30/22	#	$1.765		$0.285		$1.480		$(17.036)	$(15.556)	$139.858	$124.302	(11.12)%[c]	0.44%[d]		2.28%[d]		106%[c]		48%[c]		15		$1,826
	12/31/21		3.185		0.574		2.611		(4.639)	(2.028)	141.886	139.858	(1.43)	0.41		1.87		207		49		15		2,154
	12/31/20		3.696		0.655		3.041		7.068	10.109	131.777	141.886	7.67	0.48		2.21		135		84		17		2,373
	12/31/19		4.029		0.634		3.395		7.214	10.609	121.168	131.777	8.75	0.50		2.66		85		79		17		2,220
	12/31/18		3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52		2.68		106		91		17		2,048
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140		96		18		2,209
Class R2:	6/30/22	#	1.791		0.185		1.606		(17.289)	(15.683)	141.880	126.197	(11.05)[c]	0.28	[d]	2.44	[d]	106	[c]	48	[c]	31		3,891
	12/31/21		3.229		0.367		2.862		(4.701)	(1.839)	143.719	141.880	(1.28)	0.26		2.02		207		49		33		4,649
	12/31/20		3.741		0.427		3.314		7.152	10.466	133.253	143.719	7.85	0.31		2.38		135		84		36		5,179
	12/31/19		4.070		0.385		3.685		7.286	10.971	122.282	133.253	8.97	0.30		2.86		85		79		36		4,862
	12/31/18		3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106		91		37		4,567
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140		96		39		4,818
Class R3:	6/30/22	#	1.800		0.150		1.650		(17.369)	(15.719)	142.524	126.805	(11.03)[c]	0.23	[d]	2.49	[d]	106	[c]	48	[c]	44		5,521
	12/31/21		3.242		0.296		2.946		(4.720)	(1.774)	144.298	142.524	(1.23)	0.21		2.07		207		49		46		6,513
	12/31/20		3.756		0.346		3.410		7.176	10.586	133.712	144.298	7.92	0.25		2.44		135		84		50		7,152
	12/31/19		4.083		0.317		3.766		7.308	11.074	122.638	133.712	9.03	0.25		2.91		85		79		51		6,817
	12/31/18		3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106		91		52		6,329
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140		96		53		6,527
INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/22	#	3.219		0.156		3.063		(6.818)	(3.755)	82.149	78.394	(4.57)[c]	0.39	[d]	7.67	[d]	5	[c]	5	[c]	16		1,273
	12/31/21		4.419		0.300		4.119		(0.159)	3.960	78.189	82.149	5.06	0.37		5.14		24		24		16		1,303
	12/31/20		1.271		0.338		0.933		4.714	5.647	72.542	78.189	7.78	0.45		1.24		25		25		15		1,182
	12/31/19		1.660		0.329		1.331		2.944	4.275	68.267	72.542	6.27	0.46		1.88		26		26		14		1,042
	12/31/18		2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21		21		14		964
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18		18		15		1,041
Class R2:	6/30/22	#	3.261		0.095		3.166		(6.912)	(3.746)	83.335	79.589	(4.50)[c]	0.23	[d]	7.81	[d]	5	[c]	5	[c]	28		2,199
	12/31/21		4.462		0.181		4.281		(0.143)	4.138	79.197	83.335	5.22	0.22		5.27		24		24		28		2,356
	12/31/20		1.270		0.213		1.057		4.787	5.844	73.353	79.197	7.96	0.28		1.39		25		25		29		2,267
	12/31/19		1.686		0.190		1.496		2.962	4.458	68.895	73.353	6.48	0.27		2.09		26		26		29		2,099
	12/31/18		2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21		21		29		2,028
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18		18		30		2,096
Class R3:	6/30/22	#	3.279		0.072		3.207		(6.949)	(3.742)	83.714	79.972	(4.47)[c]	0.18	[d]	7.88	[d]	5	[c]	5	[c]	48		3,837
	12/31/21		4.494		0.139		4.355		(0.158)	4.197	79.517	83.714	5.28	0.17		5.34		24		24		47		3,970
	12/31/20		1.274		0.168		1.106		4.805	5.911	73.606	79.517	8.03	0.22		1.44		25		25		45		3,590
	12/31/19		1.694		0.153		1.541		2.970	4.511	69.095	73.606	6.53	0.21		2.14		26		26		45		3,308
	12/31/18		2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21		21		46		3,171
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18		18		46		3,214

84	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	85

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	6/30/22	#	$3.723		$0.642		$3.081		$(60.837)	$(57.756)	$343.101	$285.345	(16.83)%[c]	0.41%[d]		1.99%[d]		48%[c]		26%[c]		9		$2,433
	12/31/21		6.484		1.289		5.195		32.701	37.896	305.205	343.101	12.42	0.40		1.59		118		57		8		2,841
	12/31/20		6.129		1.279		4.850		30.887	35.737	269.468	305.205	13.26	0.47		1.79		100		73		9		2,601
	12/31/19		6.789		1.210		5.579		40.254	45.833	223.635	269.468	20.50	0.49		2.24		52		51		9		2,416
	12/31/18		6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47		2.21		52		47		9		2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53		37		10		2,426
Class R2:	6/30/22	#	3.778		0.404		3.374		(61.739)	(58.365)	348.058	289.693	(16.77)[c]	0.26	[d]	2.14	[d]	48	[c]	26	[c]	20		5,847
	12/31/21		6.570		0.804		5.766		33.148	38.914	309.144	348.058	12.59	0.24		1.74		118		57		20		6,868
	12/31/20		6.195		0.832		5.363		31.296	36.659	272.485	309.144	13.45	0.30		1.96		100		73		20		6,114
	12/31/19		6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29		2.43		52		51		19		5,275
	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52		47		20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53		37		22		5,082
Class R3:	6/30/22	#	3.800		0.319		3.481		(62.032)	(58.551)	349.640	291.089	(16.75)[c]	0.20	[d]	2.20	[d]	48	[c]	26	[c]	29		8,332
	12/31/21		6.601		0.639		5.962		33.286	39.248	310.392	349.640	12.64	0.19		1.80		118		57		27		9,541
	12/31/20		6.218		0.672		5.546		31.423	36.969	273.423	310.392	13.52	0.24		2.01		100		73		27		8,235
	12/31/19		6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23		2.49		52		51		26		7,064
	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52		47		26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53		37		28		6,547

86	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	87

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
							Net		& unrealized		Net	Accumulation	Accumulation							Net		units		Accumulation
	For the						investment		gain (loss	)	change in	unit value	unit value					Expenses net		Investment		outstanding		fund net
	period or year		Investment				income		on total		accumulation	beginning	end of	Total		Gross		of TIAA		Income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments		unit value	of period	period	return	[b]	expenses		withholding		(loss	)	(in millions	)	(in millions	)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/22	#	$0.055		$0.059		$(0.004)		$0.001		$(0.003)	$26.343	$26.340	(0.01)%[c]		0.45%[d]		0.45%[d]		(0.03)%[d]		63		$1,667
	12/31/21		0.019		0.019		0.000		0.000		0.000	26.343	26.343	0.00		0.38		0.07		0.00		63		1,660
	12/31/20		0.143		0.075		0.068		0.006		0.074	26.269	26.343	0.28		0.45		0.28		0.26		76		2,001
	12/31/19		0.577		0.175		0.402		0.001		0.403	25.866	26.269	1.56		0.47		0.67		1.54		74		1,936
	12/31/18		0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45		0.80		1.04		72		1,866
	12/31/17		0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
Class R2:	6/30/22	#	0.056		0.041		0.015		0.000		0.015	26.606	26.621	0.06	[c]	0.31	[d]	0.31	[d]	0.11	[d]	94		2,494
	12/31/21		0.019		0.019		0.000		0.000		0.000	26.606	26.606	0.00		0.23		0.07		0.00		94		2,513
	12/31/20		0.141		0.058		0.083		0.011		0.094	26.512	26.606	0.35		0.28		0.22		0.31		121		3,208
	12/31/19		0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27		0.27		1.94		111		2,954
	12/31/18		0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
Class R3:	6/30/22	#	0.056		0.035		0.021		0.000		0.021	26.698	26.719	0.08	[c]	0.26	[d]	0.26	[d]	0.16	[d]	154		4,102
	12/31/21		0.019		0.019		0.000		0.000		0.000	26.698	26.698	0.00		0.18		0.07		0.00		152		4,066
	12/31/20		0.142		0.051		0.091		0.011		0.102	26.596	26.698	0.38		0.22		0.19		0.34		197		5,263
	12/31/19		0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22		0.22		2.00		189		5,017
	12/31/18		0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[i]	Does not include annuity net assets.

88	2022 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2022 Semiannual Report	89

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Core Bond, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). Effective April 29, 2022, the Bond Market Account changed its name to Core Bond Account.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts

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determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statements of operations, when applicable.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the

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Notes to financial statements (unaudited)

accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Accounts’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Accounts’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Accounts’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value

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continued

determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. The Accounts may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Accounts’ financial statements.

Note 3—valuation of investments

The Accounts’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Accounts’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by TIAA-CREF Investment Management, LLC (“TCIM”). These securities are generally classified as Level 2.

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Notes to financial statements (unaudited)

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

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continued

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of June 30, 2022, 100% of the value of investments in the Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2022, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Corporate bonds	$—	$57	$—	$57
Common stocks	73,328,170	31,377,310	6,189	104,711,669
Purchased options*	44	—	—	44
Rights/Warrants	6	830	25	861
Short-term investments	—	2,489,617	—	2,489,617
Written options*	(4,257)	—	—	(4,257)
Futures contracts*	(71,137)	—	—	(71,137)
Total	$73,252,826	$33,867,814	$6,214	$107,126,854
Global Equities
Corporate bonds	$—	$15	$—	$15
Common stocks	14,233,304	7,220,761	308	21,454,373
Rights/Warrants	—	111	—	111
Short-term investments	—	341,886	—	341,886
Futures contracts*	(6,467)	—	—	(6,467)
Total	$14,226,837	$7,562,773	$308	$21,789,918
Growth
Common stocks	$25,654,824	$565,408	$—	$26,220,232
Short-term investments	83,079	58,839	—	141,918
Total	$25,737,902	$624,248	$—	$26,362,150
Equity Index
Common stocks	$19,384,428	$—	$225	$19,384,653
Short-term investments	155,626	83,739	—	239,365
Futures contracts*	(5,929)	—	—	(5,929)
Total	$19,534,125	$83,739	$225	$19,618,089

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Core Bond
Bank loan obligations	$—	$83,805	$224	$84,029
Corporate bonds	—	4,170,093	3,843	4,173,936
Government bonds	—	4,847,196	12,171	4,859,367
Structured assets	—	2,133,104	327	2,133,431
Preferred stocks	6,872	—	—	6,872
Short-term investments	168,752	459,521	—	628,273
Futures contracts*	510	—	—	510
Forward foreign currency contracts*	—	4,422	—	4,422
Total	$176,134	$11,698,141	$16,565	$11,890,840
Inflation-Linked Bond
Bank loan obligations	$—	$36,385	$—	$36,385
Corporate bonds	—	118,623	—	118,623
Government bonds	—	7,110,551	—	7,110,551
Structured assets	—	195,015	2,923	197,938
Short-term investments	5,091	30,650	—	35,741
Futures contracts*	2,675	—	—	2,675
Total	$7,766	$7,491,224	$2,923	$7,501,913
Social Choice
Bank loan obligations	$—	$30,962	$—	$30,962
Corporate bonds	—	2,650,958	—	2,650,958
Government bonds	—	3,590,209	4,253	3,594,462
Structured assets	—	825,266	2,319	827,585
Common stocks	7,101,090	2,542,898	11	9,643,999
Preferred stocks	51,184	—	—	51,184
Short-term investments	107,576	395,400	—	502,976
Total	$7,259,850	$10,035,693	$6,583	$17,302,126

*	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 4—investments

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

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continued

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of June 30, 2022, securities lending transactions (with the exception of Core Bond Account, Inflation-Linked Bond Account and the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Core Bond Account all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $1,246,400 related to equity securities and $169,315,785 related to fixed income securities. For the Inflation-Linked Bond Account all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $4,917,438 related to fixed income securities. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $55,728,586 related to fixed income securities and $80,253,748 related to equity securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

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Notes to financial statements (unaudited)

At June 30, 2022, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Account	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Stock	$1,557,609	$1,145,207		$526,488	$1,671,695
Global Equities	180,533	133,043		61,425	194,468
Growth	79,609	83,079		—	83,079
Equity Index	193,610	155,626		48,099	203,725
Core Bond	170,562	168,752		5,876	174,628
Inflation-Linked Bond	4,917	5,091		—	5,091
Social Choice	135,982	107,576		36,120	143,696

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2022 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Core Bond Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$25,081,977	$5,914,851	$7,759,218	$404,720	$1,298,245	$89,516	$2,528,503
U.S. Government	117,002	—	—	—	11,671,050	415,074	7,136,601

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continued

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Core Bond Account	Inflation- Linked Bond Account	Social Choice Account
Sales:
Non-U.S. Government	$28,558,971	$6,709,771	$8,826,567	$1,139,009	$2,185,134	$33,251	$2,033,119
U.S. Government	117,300	—	—	—	11,014,883	383,098	6,715,910

Note 5—derivative investments

Each Account (other than the Money Market Account) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.

At June 30, 2022, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts			Futures contracts*	$(71,137)
Equity contracts	Portfolio investments	$44	Written options	(4,257)
Global Equities Account
Equity contracts			Futures contracts*	(6,467)
Equity Index Account
Equity contracts			Futures contracts*	(5,929)
Core Bond Account
Interest-rate contracts	Futures contracts*	510
Foreign-exchange contracts	Forward foreign currency contracts	4,565	Forward foreign currency contracts	(143)
Inflation-Linked Bond Account
Interest-rate contracts	Futures contracts*	2,675

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

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Notes to financial statements (unaudited)

For the period ended June 30, 2022, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Purchased options	$(3,944)	$1,137
Equity contracts	Written options	1,205	460
Equity contracts	Futures contracts	(101,506)	(82,588)
Foreign-exchange contracts	Forward foreign currency contracts	2,627	(1,824)
Global Equities Account
Equity contracts	Futures contracts	(33,503)	(10,319)
Growth Account
Equity contracts	Written options	4,204	(2,703)
Equity Index Account
Equity contracts	Futures contracts	(7,740)	(8,065)
Core Bond Account
Interest-rate contracts	Futures contracts	34,453	5,129
Foreign-exchange contracts	Forward foreign currency contracts	12,130	4,197
Credit contracts	Swap contracts	773	(140)
Inflation-Linked Bond Account
Interest-rate contracts	Futures contracts	20,758	4,645
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	826	(302)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Summary portfolio of investments.

When an Account writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statements of assets and liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Account enters into a

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continued

closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statements of operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statements of operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statements of operations.

The market risk associated with purchasing options is limited to the premium paid. The Account, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Account may not be able to enter into a closing transaction because of an illiquid market.

The average notional amount of option contracts written and option contracts purchased outstanding during the current fiscal period ended June 30, 2022 was as follows (dollar amounts are in thousands):

Account	Average notional amount of options contracts written outstanding *
Stock Account	$(3,539)
Growth Account	$(1,971)

Account	Average notional amount of options contracts purchased outstanding	*
Stock Account	$397

*	The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Futures contracts: Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.

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Notes to financial statements (unaudited)

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin,” and are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period ended June 30, 2022 was as follows (dollar amounts are in thousands):

Account	Average notional amount of futures contracts outstanding *
Stock Account	$913,664
Global Equities Account	205,699
Equity Index Account	82,014
Core Bond Account	(147,765)
Inflation-Linked Bond Account	(109,615)

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Forward foreign currency contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward contracts are closed and are included on the Statement of operations. Risks may arise upon entering into

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continued

forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period ended June 30, 2022 was as follows:

Account	Average notional amount of foreign forward currency contracts outstanding	*
Stock Account	$179,188
Core Bond Account	205,560
Social Choice Account	4,140

*	The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of assets and liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of operations.

Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of assets and liabilities.

Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities

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Notes to financial statements (unaudited)

deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on credit default swaps.

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of operations.

The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

The average notional amount of credit default swap contracts outstanding during the current fiscal period ended June 30, 2022 was as follows:

Account	Average notional amount of swap contracts outstanding	*
Core Bond Account	$70,833

*	The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Note 6—income tax information

CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

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continued

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):

Account	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Stock	$110,421,647	$10,354,594	$(13,645,461)	$(3,290,867)
Global Equities	21,358,614	2,648,853	(2,217,549)	431,304
Growth	29,232,539	1,946,192	(4,816,581)	(2,870,389)
Equity Index	8,091,661	12,351,288	(824,860)	11,526,428
Core Bond	12,995,640	21,640	(1,126,440)	(1,104,800)
Inflation-Linked Bond	7,664,890	98,928	(261,905)	(162,977)
Social Choice	17,084,289	1,828,580	(1,610,743)	217,837

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

Note 7—investment adviser and other transactions with affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping

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Notes to financial statements (unaudited)

the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of June 30, 2022, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.090%	0.265%	0.156%	0.117%	0.099%	0.050%	0.034%
Global Equities	0.073	0.264	0.156	0.117	0.099	0.050	0.034
Growth	0.049	0.265	0.156	0.117	0.099	0.050	0.034
Equity Index	0.011	0.264	0.156	0.117	0.099	0.050	0.034
Core Bond	0.071	0.265	0.156	0.117	0.099	0.050	0.034
Inflation-Linked Bond	0.022	0.264	0.155	0.116	0.099	0.050	0.035
Social Choice	0.045	0.265	0.156	0.116	0.099	0.050	0.035
Money Market	0.036	0.264	0.155	0.116	0.099	0.050	0.035

From May 12, 2020 to December 31, 2021, TIAA agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the Money Market Account when a class’s yield was less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. For the period ended June 30, 2022, TIAA recovered previously waived expenses from the Account of $383,896 for Class R1, $786,993 for Class R2 and $1,449,943 for Class R3. As of June 30, 2022, the cumulative amount of expenses waived subject to recovery is $8,762,596 for Class R1, $5,854,629 for Class R2 and $5,520,460 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

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The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

For the period ended June 30, 2022, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss	)
Stock	$586,600	$671,932	$205,931
Global Equities	423,509	495,506	150,516
Growth	28,533	132,783	28,926
Equity Index	—	85,442	70,423
Inflation-Linked	5,088	—	—
Social Choice	6,699	29,666	12,884

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/21		Purchases cost	Sales proceeds	Realized gain (loss )	Spin-off	Change in unrealized appreciation (depreciation )	Dividend income	Shares at 6/30/22		Value at 6/30/22
Stock Account
Common Stock
Consumer Services
Arcos Dorados Holdings, Inc[e]	$42,032		$17,496	$8,926	$(5,890)	$—	$9,138	$639	7,990		$53,850
Media & Entertainment
iClick Interactive Asia Group Ltd (ADR)*	26,196		—	1,981	(15,152)	—	(5,967)	—	4,608		3,096
HUYA, Inc*,e	30,682		57	3,122	(9,021)	—	(3,724)	—	—	‡	—	‡
Pharmaceuticals, Biotechnology & Life Sciences
Altimmune, Inc*	—	§	6,529	1,310	(1,246)		6,926	—	—	‡	—	‡
Retailing
Lojas Americanas S.A. (Preference)	68,436		—	6,415	(5,508)	(88,184)	31,671	—	—	‡	—	‡
Matahari Department Store Tbk PT	45,527		447	34,020	21,050	—	(18,187)	855	—	‡	—	‡
Total	$212,873		$24,529	$55,774	$(15,767)	$(88,184)	$19,857	$1,494	12,598		$56,946

*	Non-income producing
§	At December 31, 2021, the issuer was not an affiliated company of the Account.
‡	At June 30, 2022, the issuer was not an affiliated company of the Account.
[e]	Security on loan

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Notes to financial statements (unaudited)	concluded

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2022, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2022, there were no borrowings under this credit facility by the Accounts.

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Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account and overseeing the everyday operations and other service providers of CREF. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a virtual meeting via videoconference on March 11, 2022, in order to consider the annual renewal of the Agreement with respect to each applicable Account using the process established by the Board described further below.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with TCIM’s representatives, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading

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Approval of investment management agreement (unaudited)

provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to each Fund’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of Class R3 as the base class for comparison purposes.

Legal counsel for the Trustees also requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with

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rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. In addition, the Board received information from management on the continued impact of the COVID-19 pandemic and certain geopolitical events on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise’s operations generally and on the Accounts’ operations and performance.

On March 3, 2022, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM. Subsequently, at the March 11, 2022 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons, if applicable, of the services provided by TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and Advisors provides comparable services; and (8) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 11, 2022 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 11, 2022 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process.

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Approval of investment management agreement (unaudited)

The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 11, 2022, all Board members voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM’s affiliate, Advisors, also manage various funds and accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

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During its review, the Board noted its ongoing review of the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by TCIM to each Account under the Agreement was reasonable.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where an Account’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.

The Board considered, in those cases in which an Account had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by TCIM that contributed to such difference and any remedial measures being undertaken by TCIM. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2021 and the estimated amounts to be charged by TCIM to each Account in 2022 (for the period April 29, 2022 – April 30, 2023). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board also noted the termination of TIAA’s withholding of certain expenses for the CREF Money Market Account to maintain a non-negative yield on December 31, 2021. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

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Approval of investment management agreement (unaudited)

Fees charged by other advisers

The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of similar mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee and performance comparisons with other TCIM and Advisors clients

The Board considered that TCIM and its affiliate, Advisors, provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s and Advisors’ representation that, while the management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and

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accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products. The Board concluded that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM, use of research obtained through the Accounts’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Accounts that could be subsequently utilized to manage other non-Account products. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also, TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing TIAA, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to TCIM and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Account-by-account synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2021. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2021.

College Retirement Equities Fund ■ 2022 Semiannual Report	115

Approval of investment management agreement (unaudited)

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.083% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account ranked 2 out of 3 funds, 1 out of 3 funds, 1 out of 3 funds and 1 out of 3 funds within its group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.059% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account ranked 4 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 4 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 4th, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.055% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.031% of average daily net assets, which was used by Broadridge for comparative purposes.

116	2022 Semiannual Report ■ College Retirement Equities Fund

continued

•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 1st, 2nd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.013% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Account’s adjusted relative gross performance (meaning the Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +2 basis points. For reference, one basis point equals 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Core Bond Account (formerly known as the CREF Bond Market Account)

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.063% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 2nd, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

College Retirement Equities Fund ■ 2022 Semiannual Report	117

Approval of investment management agreement (unaudited)

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.026% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 3rd, 4th, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 5th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.046% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 5th, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.030% of average daily net assets for the year ending April 30, 2023. The Account’s actual management costs for the year ended December 31, 2021 equaled 0.036% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s total costs were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Board acknowledged that over a multi-year period, CREF’s administrator, TIAA, withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield and that, under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of any unit class of the Account becomes positive. The Board noted the termination of TIAA’s withholding of such expenses on December 31, 2021.

118	2022 Semiannual Report ■ College Retirement Equities Fund

concluded

•	The Account ranked 2 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 2nd, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Account.

College Retirement Equities Fund ■ 2022 Semiannual Report	119

Liquidity risk management program (unaudited)

Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 15, 2022 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.

In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

120	2022 Semiannual Report ■ College Retirement Equities Fund

The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

College Retirement Equities Fund ■ 2022 Semiannual Report	121

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

During the reporting period, “Bloomberg Barclays” fixed-income indices were rebranded as “Bloomberg” indices. This change affects all Bloomberg fixed-income indices.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

122	2022 Semiannual Report ■ College Retirement Equities Fund

Morningstar indexes

© 2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

College Retirement Equities Fund ■ 2022 Semiannual Report	123

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
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Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2022

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
INR	4,636,868		Britannia Industries Ltd	5.500%	06/03/24	$57
			TOTAL FOOD, BEVERAGE & TOBACCO			57

			TOTAL CORPORATE BONDS			57
			(Cost $64)

			TOTAL BONDS			57
			(Cost $64)

SHARES			COMPANY

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 2.1%
	58,000		Actron Technology Corp			298
	756,713	*	Adient plc			22,421
	196,953		Aisin Seiki Co Ltd			6,096
	509,197	*	American Axle & Manufacturing Holdings, Inc			3,834
	420,531		Apollo Tyres Ltd			990
	493,956	*	Aptiv plc			43,997
	92,958		ARB Corp Ltd			1,816
	74,881		Asahi India Glass Ltd			514
	81,480	*,e,g	Aston Martin Lagonda Global Holdings plc			440
	68,122,407		Astra International Tbk PT			30,360
	172,620		Autoliv, Inc			12,354
	85,209		Autoliv, Inc (ADR)			6,184
	3,451	e	Autoneum Holding AG.			328
	78,477		Bajaj Holdings and Investment Ltd			3,696
	86,123		Balkrishna Industries Ltd			2,355
	375,736		Bayerische Motoren Werke AG.			29,127
	8,212		Bayerische Motoren Werke AG. (Preference)			586
	273,626		Bharat Forge Ltd			2,266
	81,561		BorgWarner, Inc			2,722
	377,657		Bridgestone Corp			13,769
	1,248,497	*,†	Brilliance China Automotive Holdings Ltd			2
	122,943		BYD Co Ltd			6,143
	918,362		BYD Co Ltd (H shares)			37,019
	20,927	*,e	Canoo, Inc			39
	23,001		Ceat Ltd			271
	148,571	*,e	Cenntro Electric Group Ltd			224
	5,639		Changzhou Xingyu Automotive Lighting Systems Co Ltd			144
	2,008,885		Cheng Shin Rubber Industry Co Ltd			2,393
	270,000		China Motor Corp			564
	131,008		Chongqing Changan Automobile Co Ltd			340
	58,499		Cie Automotive S.A.			1,457
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,544,808		Cie Generale des Etablissements Michelin S.C.A	$42,190
70,320		Cie Plastic Omnium SA	1,223
1,012,420	*	Cofide S.p.A.	428
588,468		Continental AG.	41,304
68,000		Cub Elecparts, Inc	299
463,540		Daimler AG. (Registered)	26,922
757,879		Dana Inc	10,663
454,506		Denso Corp	23,990
377,617	g	Dometic Group AB	2,228
4,030		Dong Ah Tire & Rubber Co Ltd	173
3,314,517		Dongfeng Motor Group Co Ltd	2,523
8,856	*	Dorman Products, Inc	972
1,247,200		Drb-Hicom BHD	340
154,988		Eicher Motors Ltd	5,506
34,462		ElringKlinger AG.	261
36,365	g	Endurance Technologies Ltd	652
30,482		Exedy Corp	387
480,471		Exide Industries Ltd	841
45,808	*	Faraday Future Intelligent Electric, Inc	119
183,312	e	Faurecia	3,674
72,886		FAW Jiefang Group Co Ltd	102
33,900		FCC Co Ltd	337
90,435		Ferrari NV	16,643
125,514	*,e	Fisker, Inc	1,076
1,782,779		Ford Motor Co	19,842
66,093		Ford Otomotiv Sanayi AS	1,065
39,990	*	Fox Factory Holding Corp	3,221
445,032	e	Freni Brembo SpA	4,339
407,101		Fuji Heavy Industries Ltd	7,201
80,263		Fuyao Glass Industry Group Co Ltd - A	501
694,562	g	Fuyao Glass Industry Group Co Ltd - H	3,514
6,817,302		Geely Automobile Holdings Ltd	15,614
1,088,148	*	General Motors Co	34,560
77,250		Gentex Corp	2,161
16,166	*	Gentherm, Inc	1,009
211,509	g	Gestamp Automocion S.A.	738
6,290		Global & Yuasa Battery Co Ltd	256
54,000		Global PMX Co Ltd	279
1,643,234	*	Goodyear Tire & Rubber Co	17,599
3,502,746		Great Wall Motor Co Ltd	7,255
88,159		Great Wall Motor Co Ltd	489
23,500		G-Tekt Corp	221
211,400		Guangzhou Automobile Group Co Ltd	482
3,389,042		Guangzhou Automobile Group Co Ltd - H	3,288
161,761		GUD Holdings Ltd	892
8,639		Halla Holdings Corp	244
84,869		Hankook Tire Co Ltd	2,164
31,167		Hankook Tire Worldwide Co Ltd	309
194,363		Hanon Systems	1,511
134,742		Harley-Davidson, Inc	4,266
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
131,228		Hero Honda Motors Ltd	$4,540
7,892	*,e	Holley, Inc	83
1,112,486		Honda Motor Co Ltd	26,823
1,450,000		Hota Industrial Manufacturing Co Ltd	2,987
153,815		Huayu Automotive Systems Co Ltd	529
588,000	e	Huazhong In-Vehicle Holdings Co Ltd	197
30,200		Huizhou Desay Sv Automotive Co Ltd	669
72,293		Hyundai Mobis	11,143
157,034		Hyundai Motor Co	21,945
42,510		Hyundai Motor Co Ltd (2nd Preference)	2,873
27,303		Hyundai Motor Co Ltd (Preference)	1,833
19,957		Hyundai Wia Corp	862
12,547	*	Iljin Hysolus Co ltd	312
385,651		Isuzu Motors Ltd	4,266
207,079		Jamna Auto Industries Ltd	322
493,342		Johnson Electric Holdings Ltd	640
244,600		JTEKT Corp	1,839
19,496		Kayaba Industry Co Ltd	445
608,000		Kenda Rubber Industrial Co Ltd	708
334,085		Kia Motors Corp	19,940
615,387	*	Koito Manufacturing Co Ltd	19,546
130,115	*	Kumho Tire Co, Inc	351
4,225		LCI Industries, Inc	473
19,215		Lear Corp	2,419
624,722	*	Li Auto, Inc (ADR)	23,933
53,296		Linamar Corp	2,258
126,024	*,e	Lordstown Motors Corp	199
89,728	*,e	Lucid Group, Inc	1,540
43,491	*,e	Luminar Technologies, Inc	258
340,383		Magna International, Inc	18,690
988,143		Mahindra & Mahindra Ltd	13,743
114,271		Mahindra CIE Automotive Ltd	339
42,500		Mahle-Metal Leve S.A. Industria e Comercio	188
37,850		Mando Corp	1,390
77,843	e	Martinrea International, Inc	503
143,838		Maruti Suzuki India Ltd	15,504
374,997		Mazda Motor Corp	3,061
10,480		MGI Coutier	176
69,623	*	Minda Corp Ltd	179
89,219		Minda Industries Ltd	1,047
881,426		Minth Group Ltd	2,415
1,338,800	*	Mitsubishi Motors Corp	4,516
163,011	*	Modine Manufacturing Co	1,716
1,412,456		Motherson Sumi Systems Ltd	2,123
2,061,128	*	Motherson Sumi Wiring India Lt	1,831
15,372	*,e	Motorcar Parts of America, Inc	202
2,171		MRF Ltd	1,951
3,397	*,e	Mullen Automotive, Inc	3
54,638		Musashi Seimitsu Industry Co Ltd	560
26,705	*	Myoung Shin Industrial Co Ltd	346
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
400,000	*	Nan Kang Rubber Tire Co Ltd	$515
2,232,698	*,e,g	Nemak SAB de C.V.	442
33,796		Nexen Tire Corp	138
590,000		Nexteer Automotive Group Ltd	426
177,700		NGK Spark Plug Co Ltd	3,223
234,215		NHK Spring Co Ltd	1,537
95,612		Nifco, Inc	2,236
87,711		Ningbo Joyson Electronic Corp	206
37,078		Ningbo Tuopu Group Co Ltd	380
1,478,272	*	NIO, Inc (ADR)	32,108
60,053		Nippon Seiki Co Ltd	382
1,531,943	*	Nissan Motor Co Ltd	6,000
88,910		Nissan Shatai Co Ltd	377
36,300	*,e	Niu Technologies (ADR)	312
133,188		NOK Corp	1,082
152,298		Nokian Renkaat Oyj	1,680
44,700		Pacific Industrial Co Ltd	346
39,728		Patrick Industries, Inc	2,059
265,326		Piaggio & C S.p.A.	623
37,394		Piolax Inc	552
416,176	e,g	Pirelli & C S.p.A	1,694
568,583		Porsche AG.	37,817
210,500		Prinx Chengshan Cayman Holding Ltd	194
86,143		PWR Holdings Ltd	376
758,000		Qingling Motors Co Ltd	128
80,477	*,e	QuantumScape Corp	691
26,936	*	Renault S.A.	680
260,847	*,e	Rivian Automotive, Inc	6,714
8,272		S&T Daewoo Co Ltd	275
558,323		SAIC Motor Corp Ltd	1,489
217,700		Sailun Group Co Ltd	368
566,000		Sanyang Industry Co Ltd	672
143,310		Schaeffler AG.	814
29,405		Shandong Linglong Tyre Co Ltd	112
15,300		Shenzhen Kedali Industry Co Ltd	364
27,600		Shoei Co Ltd	1,083
19,128		SL Corp	464
31,285	*	Solid Power, Inc	168
1,056,800		Sri Trang Agro-Industry PCL (Foreign)	635
17,312		Standard Motor Products, Inc	779
149,600		Stanley Electric Co Ltd	2,456
317,612	e	Stellantis NV	3,943
206,017	*	Stoneridge, Inc	3,533
474,240		Sumitomo Electric Industries Ltd	5,241
41,417		Sumitomo Riko Co Ltd	180
203,200		Sumitomo Rubber Industries, Inc	1,738
4,973		Sundaram-Clayton Ltd	275
115,348		Sundram Fasteners Ltd	1,061
67,753		Suprajit Engineering Ltd	286
243,458	*	Suzuki Motor Corp	7,654
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,891,712	*	Tata Motors Ltd	$9,861
224,691	*	Tenneco, Inc	3,856
1,263,958	*,n	Tesla, Inc	851,175
86,352	e	Thor Industries, Inc	6,453
388,240	g	TI Fluid Systems plc	717
800,000	e	Tianneng Power International Ltd	868
61,347		Tokai Rika Co Ltd	669
440,000		Tong Yang Industry Co Ltd	731
40,368		Topre Corp	297
375,125	e	Toyo Tire & Rubber Co Ltd	4,689
77,000		Toyoda Gosei Co Ltd	1,215
87,395		Toyota Boshoku Corp	1,298
19,720,555	*	Toyota Motor Corp	304,274
10,261		Trigano S.A.	1,010
100,600		TS Tech Co Ltd	1,041
121,373		Tube Investments of India Ltd	2,837
78,000		Tung Thih Electronic Co Ltd	404
76,300		Tupy S.A.	324
231,078		TVS Motor Co Ltd	2,474
395,700		UMW Holdings BHD	279
1,415,110	e	Valeo S.A.	27,575
44,391	*,g	Varroc Engineering Ltd	170
4,690	*	Visteon Corp	486
23,449	*	Vitesco Technologies Group AG.	911
12,398		Volkswagen AG.	2,267
296,672		Volkswagen AG. (Preference)	39,944
623,680	*,e	Volvo Car AB	4,144
5,406	*	WABCO India Ltd	530
52,985	e	Winnebago Industries, Inc	2,573
38,708	*,e	Workhorse Group, Inc	101
1,380,000	e	Wuling Motors Holdings Ltd	227
3,916	*	XPEL, Inc	180
435,816	*	XPeng, Inc (ADR)	13,833
849,031	g	Yadea Group Holdings Ltd	1,665
303,865	e	Yamaha Motor Co Ltd	5,580
140,100	e	Yokohama Rubber Co Ltd	1,899
572,000		Yulon Motor Co Ltd	909
		TOTAL AUTOMOBILES & COMPONENTS	2,207,012

BANKS - 7.0%
13,533		1st Source Corp	614
66,703		77 Bank Ltd	894
140,759	*	Aareal Bank AG.	4,691
57,438	*	Aavas Financiers Ltd	1,471
59,314	g	ABN AMRO Group NV	666
575,501		Absa Group Ltd	5,495
1,984,421		Abu Dhabi Commercial Bank PJSC	4,792
1,029,615		Abu Dhabi Islamic Bank PJSC	2,106
6,759		ACNB Corp	201
27,736,383	*	Agricultural Bank of China Ltd	10,486
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,966,962	*	Agricultural Bank of China Ltd (Class A)	$1,791
20,657,699		AIB Group plc	47,147
2,226,187		Akbank TAS	1,070
67,618		Aktia Bank Oyj	648
914,511		Al Ahli Bank of Kuwait KSCP	956
2,297,313		Al Rajhi Bank	50,613
1,280,361		Alinma Bank	11,442
111,481	*	Alior Bank S.A.	682
16,449		Allegiance Bancshares, Inc	621
1,075,800		Alliance Financial Group BHD	777
1,533,117	*	Alpha Bank AE	1,354
315,270	*,†	Amagerbanken AS	0	^
11,044		Amalgamated Financial Corp	218
23,523		Amerant Bancorp Inc	661
8,892		American National Bankshares, Inc	308
55,125		Ameris Bancorp	2,215
34,990		Amlak International for Real Estate Finance Co	167
1,225,834		AMMB Holdings BHD	1,038
146,000	e	Aozora Bank Ltd	2,841
113,230	*	Aptus Value Housing Finance India Ltd	406
436,322		Arab National Bank	3,439
11,553		Arrow Financial Corp	368
122,052		Associated Banc-Corp	2,229
62,002		Atlantic Union Bankshares Corp	2,103
199,637	*,g	AU Small Finance Bank Ltd	1,502
3,702,106		Australia & New Zealand Banking Group Ltd	56,386
36,244		Awa Bank Ltd	541
2,586,082		Axis Bank Ltd	20,947
81,191	*	Axos Financial, Inc	2,911
239,280		Banc of California, Inc	4,216
384,989	*,e	Banca Monte dei Paschi di Siena S.p.A	219
521,615	e	Banca Popolare di Sondrio SCARL	1,802
8,454	e	Bancfirst Corp	809
91,100		Banco ABC Brasil S.A.	270
19,654,175		Banco Bilbao Vizcaya Argentaria S.A.	89,281
1,656,424		Banco BPM S.p.A.	4,729
7,481,086		Banco Bradesco S.A.	20,556
10,931,259		Banco Bradesco S.A. (Preference)	35,926
39,850,660		Banco Comercial Portugues S.A.	6,885
30,225,704		Banco de Chile	2,750
37,802		Banco de Credito e Inversiones	1,107
6,525,895		Banco de Sabadell S.A.	5,233
887,200	e,g	Banco del Bajio S.A.	1,778
629,301		Banco do Brasil S.A.	4,014
268,500		Banco do Estado do Rio Grande do Sul	460
16,063,377	*,†	Banco Espirito Santo S.A.	168
378,400		Banco Pan S.A.	442
263,410		Banco Santander Brasil S.A.	1,450
42,817,437		Banco Santander Chile S.A.	1,729
3,964,615		Banco Santander S.A.	11,218
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,199		BanColombia S.A.	$1,456
388,954		BanColombia S.A. (ADR)	11,991
504,427		BanColombia S.A. (Preference)	3,852
471,838	g	Bandhan Bank Ltd	1,583
5,313,500	*	Bank Aladin Syariah Tbk PT	683
326,565	*	Bank AlBilad	3,819
286,353		Bank Al-Jazira	1,709
2,814,200		Bank BTPN Syariah Tbk PT	533
89,407,570		Bank Central Asia Tbk PT	43,536
5,427	e	Bank First Corp	411
54,773		Bank Handlowy w Warszawie S.A.	689
573,687		Bank Hapoalim Ltd	4,817
2,746,500	*	Bank Jago Tbk PT	1,690
600,268		Bank Leumi Le-Israel	5,370
782,147	*	Bank Millennium S.A.	681
4,863,400	*	Bank Neo Commerce Tbk PT	322
18,735,755		Bank of America Corp	583,244
957,562		Bank of Beijing Co Ltd	650
418,100		Bank of Changsha Co Ltd	496
186,020		Bank of Chengdu Co Ltd	462
1,886,244	*	Bank of China Ltd - A	919
183,208,912	*	Bank of China Ltd - H	73,205
1,858,612		Bank of Communications Co Ltd - A	1,384
6,500,319		Bank of Communications Co Ltd - H	4,506
1,566,000		Bank of East Asia Ltd	2,204
42,077		Bank of Georgia Group plc	669
286,395	*	Bank of Hangzhou Co Ltd	642
3,274		Bank of Hawaii Corp	244
12,449,353		Bank of Ireland Group plc	78,687
685,418		Bank of Jiangsu Co Ltd	730
580,000		Bank of Kaohsiung	265
70,700		Bank of Kyoto Ltd	3,026
32,279		Bank of Marin Bancorp	1,026
963,495	e	Bank of Montreal	92,652
420,614		Bank of Nanjing Co Ltd	656
281,274		Bank of Ningbo Co Ltd	1,508
1,526,245	e	Bank of Nova Scotia	90,327
155,038		Bank of NT Butterfield & Son Ltd	4,836
1,342,667		Bank of Queensland Ltd (ASE)	6,193
726,799		Bank of Shanghai Co Ltd	712
1,303,320		Bank of the Philippine Islands	2,010
10,555		Bank OZK	396
135,621		Bank Pekao S.A.	2,483
6,700,511		Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	619
7,139,300		Bank Pembangunan Daerah Jawa Timur Tbk PT	355
118,703,868		Bank Rakyat Indonesia	33,150
12,314,800		Bank Tabungan Negara Persero Tbk PT	1,205
22,004		Bank Zachodni WBK S.A.	1,147
772,547		Bankinter S.A.	4,832
149,036		BankUnited	5,301
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,504		Bankwell Financial Group, Inc	$140
300,633		Banner Corp	16,899
34,260		Banque Cantonale Vaudoise	2,692
715,519		Banque Saudi Fransi	9,064
18,121		Bar Harbor Bankshares	469
50,285,773		Barclays plc	94,032
1,113,483		BAWAG Group AG.	47,005
9,700		Baycom Corp	201
11,550		BCB Bancorp, Inc	197
3,988,926		BDO Unibank, Inc	8,025
892,906		Bendigo Bank Ltd	5,605
86,256		Berkshire Hills Bancorp, Inc	2,137
646,100		BIMB Holdings BHD	393
22,552	*	Blue Foundry Bancorp	270
23,466		Blue Ridge Bankshares, Inc	360
1,026,174		BNP Paribas S.A.	49,084
4,101,669		BOC Hong Kong Holdings Ltd	16,288
2,435		BOK Financial Corp	184
917,515		Boubyan Bank KSCP	2,312
1,264,313	e	BPER Banca	2,084
9,783		BRE Bank S.A.	494
14,515	*	Bridgewater Bancshares, Inc	234
85,148		Brookline Bancorp, Inc	1,133
331,642		BS Financial Group, Inc	1,721
4,627,388		Bumiputra-Commerce Holdings BHD	5,207
1,235,808		Burgan Bank SAK	971
16,972		Business First Bancshares, Inc	362
44,179		Byline Bancorp, Inc	1,051
466,773		Cadence BanCorp	10,960
622,252		CaixaBank S.A.	2,179
5,910		Cambridge Bancorp	489
12,491		Camden National Corp	550
75,043		Can Fin Homes Ltd	407
1,216,185		Canadian Imperial Bank of Commerce	59,061
219,139		Canadian Western Bank	4,431
430,290		Canara Bank	993
7,268		Capital Bancorp, Inc	158
14,745		Capital City Bank Group, Inc	411
192,198		Capitec Bank Holdings Ltd	23,556
382,146		Capitol Federal Financial	3,508
29,664		Capstar Financial Holdings, Inc	582
20,923	*	Carter Bankshares, Inc	276
144,761		Cathay General Bancorp	5,667
23,025	e	CBTX, Inc	612
233,598		Central Pacific Financial Corp	5,011
3,099,615		Chang Hwa Commercial Bank	1,811
749,516		Chiba Bank Ltd	4,103
6,770,490		China Citic Bank	3,033
731,107		China Construction Bank Corp - A	662
110,735,546		China Construction Bank Corp - H	74,664
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,929,704		China Everbright Bank Co Ltd - A	$869
3,053,845		China Everbright Bank Co Ltd - H	990
5,942,981		China Merchants Bank Co Ltd	40,141
2,640,012		China Merchants Bank Co Ltd (Class A)	16,696
1,702,248		China Minsheng Banking Corp Ltd - A	947
4,893,491	e	China Minsheng Banking Corp Ltd - H	1,747
746,829		China Zheshang Bank Co Ltd	371
32,803,388		Chinatrust Financial Holding Co	27,747
1,306,900		Chongqing Rural Commercial Bank Co Ltd	723
167,100		Chugoku Bank Ltd	1,212
1,881,347		Citigroup, Inc	86,523
12,132		Citizens & Northern Corp	293
1,258,097		Citizens Financial Group, Inc	44,901
12,427		City Holding Co	993
426,748		City Union Bank Ltd	721
12,267		Civista Bancshares, Inc	261
175,721		Close Brothers Group plc	2,209
13,970		CNB Financial Corp	338
6,834	*	Coastal Financial Corp	261
154,731	*,e	Collector AB	469
13,120		Colony Bankcorp Inc	198
267,352		Columbia Banking System, Inc	7,660
20,217	*	Columbia Financial, Inc	441
309,640		Comerica, Inc	22,721
9,516		Commerce Bancshares, Inc	625
1,392,741		Commercial Bank of Qatar QSC	2,622
1,211,212		Commercial International Bank	2,399
7,749,033	*	Commerzbank AG.	54,980
2,518,580		Commonwealth Bank of Australia	157,352
103,704		Community Bank System, Inc	6,562
13,509		Community Trust Bancorp, Inc	546
1,189,460		Concordia Financial Group Ltd	4,130
138,093		ConnectOne Bancorp, Inc	3,376
320,382		Credicorp Ltd	38,417
175,383		Credit Agricole S.A.	1,617
92,707	e	Credito Emiliano S.p.A.	511
46,322	*,e	CrossFirst Bankshares, Inc	611
35,061		Cullen/Frost Bankers, Inc	4,083
25,038	*	Customers Bancorp, Inc	849
110,903	e	CVB Financial Corp	2,752
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	59
480,427		Dah Sing Banking Group Ltd	390
166,308		Dah Sing Financial Holdings Ltd	475
42,686		Daishi Hokuetsu Financial Group, Inc	790
157,234		Danske Bank AS	2,238
2,006,668		DBS Group Holdings Ltd	42,937
146,989	g	Deutsche Pfandbriefbank AG.	1,328
177,393		DGB Financial Group Co Ltd	1,041
28,167		Dime Community Bancshares, Inc	835
291,342		DNB Bank ASA	5,274
1,851,523		Doha Bank QSC	1,323
2,037,890		Dubai Islamic Bank PJSC	3,200
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,793,525		E.Sun Financial Holding Co Ltd	$13,465
48,872		Eagle Bancorp, Inc	2,317
137,995		East West Bancorp, Inc	8,942
242,640		Eastern Bankshares, Inc	4,479
1,336,948		Emirates NBD Bank PJSC	4,815
84,367	e	Enact Holdings, Inc	1,812
8,010		Enterprise Bancorp, Inc	258
99,880		Enterprise Financial Services Corp	4,145
28,595	e	Equitable Group, Inc	1,181
228,234	*,g	Equitas Small Finance Bank Ltd	115
12,614		Equity Bancshares, Inc	368
96,066		Erste Bank der Oesterreichischen Sparkassen AG.	2,441
8,058		Esquire Financial Holdings, Inc	268
260,930		Essent Group Ltd	10,150
1,683,281	*	Eurobank Ergasias S.A.	1,510
2,021,000		Far Eastern International Bank	765
7,299	*	Farmers & Merchants Bancorp, Inc	242
24,513		Farmers National Banc Corp	368
30,268		FB Financial Corp	1,187
7,395		Federal Agricultural Mortgage Corp (FAMC)	722
2,127,728		Federal Bank Ltd	2,441
20,822		FIBI Holdings Ltd	877
5,196,597		Fifth Third Bancorp	174,606
33,440	*,e	Finance Of America Cos, Inc	53
12,736		Financial Institutions, Inc	331
953,926		FinecoBank Banca Fineco S.p.A	11,444
411,023		First Bancorp	5,306
29,517		First Bancorp	1,030
8,585		First Bancorp, Inc	259
40,240		First Bancshares, Inc	1,151
11,896		First Bank	166
106,776		First Busey Corp	2,440
6,423		First Business Financial Services, Inc	200
1,445	e	First Citizens Bancshares, Inc (Class A)	945
78,817		First Commonwealth Financial Corp	1,058
14,297		First Community Bancshares, Inc	420
77,310		First Financial Bancorp	1,500
339,670		First Financial Bankshares, Inc	13,339
34,940		First Financial Corp	1,555
7,455,161		First Financial Holding Co Ltd	6,580
184,225		First Foundation, Inc	3,773
4,476	e	First Guaranty Bancshares, Inc	109
87,850		First Hawaiian, Inc	1,995
551,678		First Horizon National Corp	12,060
130,340		First International Bank Of Israel Ltd	4,884
7,811		First Internet Bancorp	288
224,719		First Interstate Bancsystem, Inc	8,564
90,867		First Merchants Corp	3,237
15,859		First Mid-Illinois Bancshares, Inc	566
21,647	e	First National Financial Corp	557
18,955		First of Long Island Corp	332
512,521		First Republic Bank	73,906
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,359	*	First Western Financial, Inc	$173
15,224		Five Star Bancorp	402
42,794		Flagstar Bancorp, Inc	1,517
24,852		Flushing Financial Corp	528
27,912		FNB Corp	303
5,200	*,†	FS Finans A.S.	0	^
207,600		Fukuoka Financial Group, Inc	3,739
129,779		Fulton Financial Corp	1,875
9,150	*	FVCBankcorp, Inc	172
534,601		Genworth Mortgage Insurance Australia Ltd	851
21,619		German American Bancorp, Inc	739
189,012		Glacier Bancorp, Inc	8,963
8,408		Great Southern Bancorp, Inc	492
519	e	Greene County Bancorp, Inc	24
3,023,361		Grupo Financiero Banorte S.A. de C.V.	16,864
1,534,677	*,e	Grupo Financiero Inbursa S.A.	2,444
7,260		Guaranty Bancshares, Inc	263
1,265,512		Gulf Bank KSCP	1,317
381,900		Gunma Bank Ltd	1,079
411,500		Hachijuni Bank Ltd	1,520
2,397,031		Haci Omer Sabanci Holding AS	2,716
215,084		Hana Financial Group, Inc	6,537
143,758		Hancock Whitney Corp	6,373
846,457		Hang Seng Bank Ltd	15,000
83,321		Hanmi Financial Corp	1,870
40,250		HarborOne Northeast Bancorp, Inc	555
9,315		HBT Financial, Inc	166
407,255		HDFC Bank Ltd (ADR)	22,383
42,906		Heartland Financial USA, Inc	1,782
62,102		Heritage Commerce Corp	664
29,430		Heritage Financial Corp	740
128,743		Hilltop Holdings, Inc	3,432
1,201		Hingham Institution for Savings	341
284,702		Hirogin Holdings, Inc	1,327
26,200		Hokkoku Financial Holdings, Inc	891
139,960		Hokuhoku Financial Group, Inc	865
6,297		Home Bancorp, Inc	215
689,479		Home Bancshares, Inc	14,320
46,437	e	Home Capital Group, Inc	879
26,101	*,g	Home First Finance Co India Ltd	246
4,573	e	Home Point Capital, Inc	18
34,200		HomeStreet, Inc	1,186
10,964		HomeTrust Bancshares, Inc	274
456,412		Hong Leong Bank BHD	2,121
160,570		Hong Leong Credit BHD	674
95,555		Hope Bancorp, Inc	1,322
34,194		Horizon Bancorp	596
2,511,784		Housing Development Finance Corp	69,493
18,321,189		HSBC Holdings plc	119,684
5,873,004		Hua Nan Financial Holdings Co Ltd	4,472
585,986		Huaxia Bank Co Ltd	457
3,720,715		Huntington Bancshares, Inc	44,760
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
250,774		Hyakugo Bank Ltd	$607
6,971,108		ICICI Bank Ltd	62,628
1,242,061		ICICI Bank Ltd (ADR)	22,034
3,978,833	*	IDFC Bank Ltd	1,591
144,890		IIFL Finance Ltd	596
17,228		Independent Bank Corp	332
38,937		Independent Bank Corp	3,093
35,846		Independent Bank Group, Inc	2,434
398,948	*	Indiabulls Housing Finance Ltd	481
299,964		Indian Bank	572
2,793,739		Industrial & Commercial Bank of China Ltd - A	1,992
65,539,914	*	Industrial & Commercial Bank of China Ltd - H	39,104
914,305		Industrial Bank Co Ltd	2,725
198,326		Industrial Bank of Korea	1,473
20,402,061		ING Groep NV	200,993
42,493	e	Intercorp Financial Services, Inc	994
112,892		International Bancshares Corp	4,525
13,209,114		Intesa Sanpaolo S.p.A.	24,720
5,748,821		Investimentos Itau S.A. - PR	9,161
3,981,199		iShares Core MSCI EAFE ETF	234,294
598,248		Israel Discount Bank Ltd	3,133
221,909,749		Itau CorpBanca Chile SA	415
7,775,750		Itau Unibanco Holding S.A.	33,683
269,754		Iyo Bank Ltd	1,326
702,077		Japan Post Bank Co Ltd	5,466
231,134		JB Financial Group Co Ltd	1,311
9,062	e	John Marshall Bancorp, Inc	204
4,823,481		JPMorgan Chase & Co	543,172
638,232	*,e	Judo Capital Holdings Ltd	533
33,240		Juroku Financial Group, Inc	574
59,332	*	Jyske Bank	2,924
84,153	*,e	KakaoBank Corp	1,966
528,899		Karur Vysya Bank Ltd	303
1,068,274		KB Financial Group, Inc	39,893
60,361	e	KBC Ancora	2,221
564,307		KBC Groep NV	31,748
52,715		Kearny Financial Corp	586
99,848		Keiyo Bank Ltd	351
88,122		Keycorp	1,518
321,600		Kiatnakin Bank PCL (Foreign)	565
1,578,000		King’s Town Bank	1,879
59,719		Kiyo Bank Ltd	588
58,978		Komercni Banka AS	1,670
395,276		Kotak Mahindra Bank Ltd	8,360
4,364,096		Krung Thai Bank PCL	1,918
6,220,392		Kuwait Finance House	17,685
623,736		Kuwait International Bank KSCP	419
980,982		Kuwait Projects Co Holding KSCP	471
422,700		Kyushu Financial Group, Inc	1,211
51,597		Lakeland Bancorp, Inc	754
5,502		Lakeland Financial Corp	365
52,252	e	Laurentian Bank of Canada	1,570
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
345,761		LIC Housing Finance Ltd	$1,440
86,223		Live Oak Bancshares, Inc	2,922
58,041,679		Lloyds TSB Group plc	29,863
12,525		Luther Burbank Corp	163
882,772		M&T Bank Corp	140,705
23,267		Macatawa Bank Corp	206
8,076,758		Malayan Banking BHD	15,741
2,502,800		Malaysia Building Society	330
4,026,373		Masraf Al Rayan	4,571
1,220,900		Mebuki Financial Group Inc	2,408
1,096,093		Mediobanca S.p.A.	9,506
12,748,076		Mega Financial Holding Co Ltd	15,148
12,233		Mercantile Bank Corp	391
12,981		Merchants Bancorp	294
80,670		Meta Financial Group, Inc	3,120
13,029		Metrocity Bankshares, Inc	265
1,204,844		Metropolitan Bank & Trust	1,048
7,685	*	Metropolitan Bank Holding Corp	534
253,726		MGIC Investment Corp	3,197
11,992		Mid Penn Bancorp, Inc	323
18,344		Midland States Bancorp, Inc	441
11,130	e	MidWestOne Financial Group, Inc	331
18,293,186		Mitsubishi UFJ Financial Group, Inc	97,869
107,553		Mizrahi Tefahot Bank Ltd	3,581
2,910,158		Mizuho Financial Group, Inc	33,132
237,592	g	Moneta Money Bank AS	862
60,399	*	Mr Cooper Group, Inc	2,219
29,768		Musashino Bank Ltd	392
8,779		MVB Financial Corp	273
28,549		Nanto Bank Ltd	419
3,581,312		National Australia Bank Ltd	67,912
148,310		National Bank Holdings Corp	5,676
5,140,694		National Bank of Abu Dhabi PJSC	26,306
475,068	e	National Bank of Canada	31,175
395,319	*	National Bank of Greece S.A.	1,183
8,165,335		National Bank of Kuwait SAKP	27,780
2,197,629		National Commercial Bank	38,684
17,213,562		Natwest Group plc	45,818
100,353		NBT Bancorp, Inc	3,772
334,432		Nedbank Group Ltd	4,281
39,371	e	New York Community Bancorp, Inc	359
9,379	*	Nicolet Bankshares, Inc	678
147,964		Nishi-Nippon Financial Holdings, Inc	819
217,398	*	NMI Holdings, Inc	3,620
12,122,284		Nordea Bank Abp	107,199
3,350,927		Nordea Bank Abp	29,600
294,397		North Pacific Bank Ltd	485
5,409		Northeast Bank	198
38,389		Northfield Bancorp, Inc	500
209,019		Northwest Bancshares, Inc	2,675
216,537		Nova Ljubljanska Banka dd (GDR)	2,655
1,133,000		O-Bank Co Ltd	332
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,904		OceanFirst Financial Corp	$2,064
310,354		OFG Bancorp	7,883
31,007		Ogaki Kyoritsu Bank Ltd	395
27,000		Okinawa Financial Group, Inc	437
442,955		Old National Bancorp	6,551
95,107		Old Second Bancorp, Inc	1,273
39,134		Origin Bancorp, Inc	1,518
9,078		Orrstown Financial Services, Inc	219
504,820		OSB Group plc	2,967
144,154		OTP Bank	3,234
4,179,671		Oversea-Chinese Banking Corp	34,286
77,349		Pacific Premier Bancorp, Inc	2,262
406,129		PacWest Bancorp	10,827
292,868		Paragon Group of Cos plc	1,748
11,884	e	Park National Corp	1,441
8,104	*	Parke Bancorp, Inc	170
9,400		PCB Bancorp	176
17,722		PCSB Financial Corp	338
15,323		Peapack Gladstone Financial Corp	455
24,458		PennyMac Financial Services, Inc	1,069
22,790		Peoples Bancorp, Inc	606
5,898		Peoples Financial Services Corp	329
223,171		Pepper Money Ltd	182
1,657,919	*	Permanent TSB Group Holdings plc	2,302
847,384	*	Ping An Bank Co Ltd	1,902
136,198		Pinnacle Financial Partners, Inc	9,848
10,964	*	Pioneer Bancorp, Inc	107
789,818	*	Piraeus Financial Holdings S.A.	787
65,710	*,g	PNB Housing Finance Ltd	276
812,718		PNC Financial Services Group, Inc	128,223
66,778		Popular, Inc	5,137
1,248,937		Postal Savings Bank of China Co Ltd - A	1,008
23,401,972	e,g	Postal Savings Bank of China Co Ltd - H	18,649
616,747	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	3,868
179,052		Preferred Bank	12,179
29,852		Premier Financial Corp	757
48,055		Primis Financial Corp	655
9,790	*	Professional Holding Corp	196
78,112		Prosperity Bancshares, Inc	5,333
13,397		Provident Bancorp Inc	210
60,891		Provident Financial Services, Inc	1,355
23,327,000	*	PT Bank Bukopin Tbk	283
23,230,985		PT Bank Mandiri Persero Tbk	12,406
29,968,753		PT Bank Negara Indonesia	15,831
16,690,705		Public Bank BHD	16,557
522,896		Qatar International Islamic Bank QSC	1,532
1,168,221		Qatar Islamic Bank SAQ	7,137
7,788,082		Qatar National Bank	42,754
14,325		QCR Holdings, Inc	773
164,441		Qingdao Rural Commercial Bank Corp	82
442,715		Radian Group, Inc	8,699
172,513		Raiffeisen International Bank Holding AG.	1,885
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,124		RBB Bancorp	$251
5,512,500	*,g	RBL Bank Ltd	5,854
4,207		Red River Bancshares Inc	228
279,800	e	Regional SAB de C.V.	1,323
298,751		Regions Financial Corp	5,602
205,066		Renasant Corp	5,908
7,347		Republic Bancorp, Inc (Class A)	355
40,246	*,e	Republic First Bancorp, Inc	153
2,341,400		Resona Holdings, Inc	8,758
1,088,157		RHB Capital BHD	1,415
31,605		Ringkjoebing Landbobank A.S.	3,458
1,719,806		Riyad Bank	14,757
134,183	e	Rocket Cos, Inc	988
1,812,689		Royal Bank of Canada	175,523
32,868		S&T Bancorp, Inc	902
36,132		Sandy Spring Bancorp, Inc	1,412
160,864		San-In Godo Bank Ltd	778
2,039,851		Saudi British Bank	22,156
545,414		Saudi Investment Bank	2,843
974,661		SCB X PCL	2,936
49,615	e	Seacoast Banking Corp of Florida	1,639
485,610		Security Bank Corp	808
9,121		ServisFirst Bancshares, Inc	720
752,300		Seven Bank Ltd	1,437
2,528,978		Shanghai Commercial & Savings Bank Ltd	4,524
1,354,234		Shanghai Pudong Development Bank Co Ltd	1,623
43,600		Shiga Bank Ltd	890
527,099		Shinhan Financial Group Co Ltd	15,114
88,000	*	Shinsei Bank Ltd	1,326
356,847		Shizuoka Bank Ltd	2,149
14,237	e	Shore Bancshares, Inc	263
12,114		Sierra Bancorp	263
59,011		Signature Bank	10,575
27,622	*	Silvergate Capital Corp	1,479
103,973		Simmons First National Corp (Class A)	2,210
7,227,617		SinoPac Financial Holdings Co Ltd	4,086
1,064,827	e	Skandinaviska Enskilda Banken AB (Class A)	10,491
13,023		SmartFinancial, Inc	315
118,275		Societe Generale	2,615
20,817		South Plains Financial Inc	503
62,530		South State Corp	4,824
6,377	*	Southern First Bancshares, Inc	278
6,419		Southern Missouri Bancorp, Inc	291
25,692		Southside Bancshares, Inc	961
108,039		Spar Nord Bank AS	1,147
54,801		Sparebank Oestlandet	657
204,839		SpareBank SR-Bank ASA	2,232
151,847		Sparebanken Midt-Norge	1,793
168,737		Sparebanken Nord-Norge	1,499
3,354		St Galler Kantonalbank	1,543
5,499,945		Standard Bank Group Ltd	52,474
6,253,196		Standard Chartered plc	47,208
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,834,696		State Bank of India	$22,742
13,638	*	Sterling Bancorp, Inc	78
7,501		Stock Yards Bancorp, Inc	449
2,379,328		Sumitomo Mitsui Financial Group, Inc	70,726
434,063		Sumitomo Mitsui Trust Holdings, Inc	13,415
9,104		Summit Financial Group, Inc	253
247,864		Suruga Bank Ltd	673
48,020	*	SVB Financial Group	18,967
222,083		Svenska Handelsbanken AB	1,906
313,638		Swedbank AB (A Shares)	3,978
107,710		Sydbank AS	3,315
12,197		Synovus Financial Corp	440
3,407,000		Taichung Commercial Bank	1,554
7,336,924		Taishin Financial Holdings Co Ltd	4,025
6,676,000		Taiwan Business Bank	2,598
6,786,844		Taiwan Cooperative Financial Holding	6,137
50,252		TBC Bank Group plc	773
66,172	*	Texas Capital Bancshares, Inc	3,483
32,042		Texcell-NetCom Co Ltd	211
5,710		TFS Financial Corp	78
497,300		Thanachart Capital PCL	531
25,318	*	The Bancorp, Inc	494
10,158	*,e	Third Coast Bancshares, Inc	222
142,346	e	Timbercreek Financial Corp	879
196,600		Tisco Bank PCL	493
191,143		Toho Bank Ltd	294
134,864		Tomony Holdings, Inc	311
11,865	e	Tompkins Financial Corp	855
2,328,551	e	Toronto-Dominion Bank	152,698
55,292	e	Towne Bank	1,501
74,453		Trico Bancshares	3,398
13,808	*	Triumph Bancorp, Inc	864
1,270,133		Truist Financial Corp	60,242
16,023		TrustCo Bank Corp NY	494
88,187		Trustmark Corp	2,574
2,442,557		Turkiye Is Bankasi (Series C)	645
50,840		UMB Financial Corp	4,377
16,904		Umpqua Holdings Corp	283
1,667,002	g	Unicaja Banco S.A.	1,636
297,479		UniCredit S.p.A.	2,843
2,275,000		Union Bank Of Taiwan	1,170
109,007		United Bankshares, Inc	3,823
88,460		United Community Banks, Inc	2,671
1,307,927		United Overseas Bank Ltd	24,710
5,619		Unity Bancorp, Inc	149
85,823		Univest Financial Corp	2,183
2,770,421		US Bancorp	127,495
8,762	*	USCB Financial Holdings, Inc	101
96,908	e	UWM Holdings Corp	343
17,568		Valiant Holding	1,546
358,315		Valley National Bancorp	3,730
263,298		Van Lanschot Kempen NV	6,122
9,164	*,e	Velocity Financial, Inc	101
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
373,810		Veritex Holdings, Inc	$10,938
1,501,867		Virgin Money UK plc	2,406
635,093	†	VTB Bank PJSC (GDR) Equiduct	6
664,707	*,†	VTB Bank PJSC (GDR) Tradegate	7
11,725		Walker & Dunlop, Inc	1,130
1,249,212	*	Warba Bank KSCP	991
112,456		Washington Federal, Inc	3,376
14,534		Washington Trust Bancorp, Inc	703
17,191		Waterstone Financial, Inc	293
29,281		Webster Financial Corp	1,234
12,010,834		Wells Fargo & Co	470,464
48,335		WesBanco, Inc	1,533
11,677		West Bancorporation, Inc	284
48,004		Westamerica Bancorporation	2,672
27,159		Western Alliance Bancorp	1,917
3,890,892		Westpac Banking Corp	52,484
184,285		Wintrust Financial Corp	14,770
372,750		Woori Financial Group, Inc	3,489
53,339		WSFS Financial Corp	2,138
417,699		Yamaguchi Financial Group, Inc	2,294
8,092,568	*	Yes Bank Ltd	1,300
69,219		Zions Bancorporation	3,523
		TOTAL BANKS	7,418,121

CAPITAL GOODS - 6.9%
287,401		3M Co	37,193
2,842	*	3M India Ltd	788
121,060		A.O. Smith Corp	6,620
179,254		Aalberts Industries NV	6,961
2,193,774		Aamal Co	648
7,006		Aaon, Inc	384
28,189	*	AAR Corp	1,179
782,241		ABB Ltd	20,978
9,478	*	ABB Power Products & Systems India Ltd	380
1,854,229		Aboitiz Equity Ventures, Inc	1,603
377,000		AcBel Polytech, Inc	365
27,177		Ackermans & Van Haaren	4,066
30,913	e	ACS Actividades de Construccion y Servicios S.A.	753
114,740		Acuity Brands, Inc	17,675
315,187		Adani Enterprises Ltd	8,773
387,307		AddTech AB	5,068
84,999		Advanced Drainage Systems, Inc	7,656
25,000		Advanced Energy Solution Holding Co Ltd	816
50,527		AECC Aero-Engine Control Co Ltd	212
118,752		AECC Aviation Power Co Ltd	807
202,788		Aecom Technology Corp	13,226
72,579	e	Aecon Group, Inc	740
141,021	*	AerCap Holdings NV	5,773
260,600		Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.	139
54,569	*	Aerojet Rocketdyne Holdings, Inc	2,216
10,691	*	Aerovironment, Inc	879
14,363	*	AerSale Corp	208
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
60,115		AFG Arbonia-Forster Hldg	$800
22,596	e	AG Growth International Inc	521
25,259		AGCO Corp	2,493
50,423		AIA Engineering Ltd	1,424
29,600		Aichi Corp	187
54,241		Aida Engineering Ltd	363
94,120		Air Lease Corp	3,146
1,288,284		Airbus SE	126,007
155,226	*	Airtac International Group	5,181
25,817		Aker ASA (A Shares)	1,995
5,418		Alamo Group, Inc	631
173,413		Alarko Holding AS	341
22,669		Albany International Corp (Class A)	1,786
40,960		Alfa Laval AB	993
3,322,000	e	Alfa S.A. de C.V. (Class A)	2,359
25,304	*,g	Alfen Beheer BV	2,327
37,378	g	Alimak Group AB	282
259,161		Allegion plc	25,372
3,724,600		Alliance Global Group, Inc	596
2,866		Allied Motion Technologies, Inc	65
198,512		Allison Transmission Holdings, Inc	7,633
389,152	e	Alstom RGPT	8,886
116,733	*	Alta Equipment Group, Inc	1,047
91,929		Altra Industrial Motion Corp	3,241
679,700		Amada Co Ltd	5,011
119,379		Amara Raja Batteries Ltd	695
5,379	*	Ameresco, Inc	245
13,371	*	American Woodmark Corp	602
21,688		Ametek, Inc	2,383
438,642	e	Andritz AG.	17,706
332,485	*	API Group Corp	4,977
4,333		Apogee Enterprises, Inc	170
27,096	*	Apollo Tricoat Tubes Ltd	282
237,184		Applied Industrial Technologies, Inc	22,810
3,510		Arad Investment & Industrial Development Ltd	391
171,157		Arcadis NV	5,732
100,350	*,e	Archer Aviation, Inc	309
40,088		Arcosa, Inc	1,861
12,214		Argan, Inc	456
122,100		Armac Locacao Logistica E Servicos S.A.	283
45,513		Armstrong World Industries, Inc	3,412
247,564	*	Array Technologies, Inc	2,726
516,439	e	Asahi Glass Co Ltd	18,146
821,888		Aselsan Elektronik Sanayi Ve Ticaret AS	1,127
1,731,429		Ashok Leyland Ltd	3,249
1,763,762		Ashtead Group plc	74,199
46,713		Ashtrom Group Ltd	1,034
1,271,018		Assa Abloy AB	27,124
18,587		Astec Industries, Inc	758
43,161		Astra Industrial Group	536
116,603	*,e	Astra Space, Inc	152
123,502		Astral Polytechnik Ltd	2,598
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,693	*	Astronics Corp	$241
231,005	*	Atkore International Group, Inc	19,176
2,047,042	*	Atlas Copco AB	19,160
491,836	*	Atlas Copco AB	4,121
86,110	*	ATS Automation Tooling Systems, Inc	2,365
382,817		Austal Ltd	476
169,831		AVIC Electromechanical Systems Co Ltd	314
2,062,037		AviChina Industry & Technology Co	1,179
26,859	*	AVICOPTER plc	181
37,688		Avon Rubber plc	451
71,686	*	Axon Enterprise, Inc	6,679
178,357		Ayala Corp	1,948
200,984	*	AZEK Co, Inc	3,364
49,385		AZZ, Inc	2,016
11,458	*	Babcock & Wilcox Enterprises, Inc	69
295,375	*	Babcock International Group	1,115
41,762	e	Badger Infrastructure Solution	916
3,385,880		BAE Systems plc	34,279
741,950		Balfour Beatty plc	2,296
276,957	*,e	Ballard Power Systems, Inc	1,749
191,420	e	Barloworld Ltd	1,056
60,654		Barnes Group, Inc	1,889
16,707		BayWa AG.	742
20,475	*	Beacon Roofing Supply, Inc	1,052
77,138		Beijer Alma AB	1,275
289,078	e	Beijer Ref AB	3,964
124,212		Beijing New Building Materials plc	644
16,300		Beijing United Information Technology Co Ltd	216
11,443		Belimo Holding AG.	4,029
23,491		BEML Ltd	375
7,647	*	Berkshire Grey, Inc	11
1,429,000		BES Engineering Corp	416
34,602		BGF Co Ltd	111
42,064		Bharat Dynamics Ltd	363
1,412,704		Bharat Electronics Ltd	4,192
1,094,902	*	Bharat Heavy Electricals	625
328,452		Bidvest Group Ltd	4,231
15,467		Biesse S.p.A.	206
155,000		Bizlink Holdings Inc	1,611
6,510	*,e	Blink Charging Co	108
569,871	*,e	Bloom Energy Corp	9,403
3,279	*	Blue Bird Corp	30
70,160		Blue Star Ltd	806
16,184	*	BlueLinx Holdings, Inc	1,081
9,793		Bobst Group AG.	630
536,006	g	BOC Aviation Ltd	4,532
227,015		Bodycote plc	1,461
1,372,876	*	Boeing Co	187,700
107,523		Boise Cascade Co	6,397
101,216	*	Bombardier, Inc	1,519
24,931		Bonheur ASA	909
89,032		Boskalis Westminster	2,983
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,518		Bossard Holding AG.	$1,265
240,216	e	Bouygues S.A.	7,414
205,177		Brenntag AG.	13,435
449,000		Brighton-Best International Taiwan, Inc	532
6,716	e	Brookfield Business Corp	155
10,839		Bucher Industries AG.	3,783
14,635		Budimex S.A.	752
49,471		Bufab AB	1,288
296,047	*	Builders FirstSource, Inc	15,898
67,100		Bunka Shutter Co Ltd	494
353,220		Bunzl plc	11,731
9,878		Burckhardt Compression Holding AG.	4,156
5,318		Burkhalter Holding AG.	419
33,360		BWX Technologies, Inc	1,838
2,978		Cadre Holdings, Inc	59
377,700	*	CAE, Inc	9,308
20,533	e	Caesarstone Sdot-Yam Ltd	187
19,422		Carbone Lorraine	583
46,769	g	Carel Industries S.p.A	930
45,651		Cargotec Corp (B Shares)	1,209
133,247		Carlisle Cos, Inc	31,794
4,929,397		Carrier Global Corp	175,782
826,617		Caterpillar, Inc	147,766
91,700		Central Glass Co Ltd	2,088
5,180		Cera Sanitaryware Ltd	271
141,748	*,e	Ceres Power Holdings plc	949
1,258,100		CH Karnchang PCL	720
136,800	*,e,g	Changsha Broad Homes Industrial Group Co Ltd	169
220,196	*,e	ChargePoint Holdings, Inc	3,015
19,448		Chargeurs S.A.	302
6,822	*	Chart Industries, Inc	1,142
783,801		Chemring Group plc	3,014
184,000		Chicony Power Technology Co Ltd	433
405,300		Chin Hin Group Bhd	308
261,500	e	China Aircraft Leasing Group Holdings Ltd	168
240,422		China Baoan Group Co Ltd	485
1,992,000		China Communications Services Corp Ltd	876
1,216,574		China Conch Venture Holdings Ltd	2,654
315,800		China CSSC Holdings Ltd	896
2,325,000	*	China Energy Engineering Corp Ltd	824
517,000	*	China High Speed Transmission Equipment Group Co Ltd	308
772,036		China Lesso Group Holdings Ltd	1,169
108,500		China Meheco Co Ltd	240
314,200		China National Chemical Engineering Co Ltd	443
1,001,718		China Railway Group Ltd - A	920
7,374,000		China Railway Group Ltd - H	4,565
754,000		China State Construction Development Holdings Ltd	220
1,920,700		China State Construction Engineering Corp Ltd	1,526
1,482,000		China State Construction International Holdings Ltd	1,640
21,606	*	China Yuchai International Ltd	191
189,645	*	Chiyoda Corp	597
51,900		Chudenko Corp	817
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
486,000		Chung Hsin Electric & Machinery Manufacturing Corp	$902
9,320		Cie d’Entreprises CFE	81
812,000	e	CIMC Enric Holdings Ltd	873
12,002	*	CIRCOR International, Inc	197
4,161,517		Citic Pacific Ltd	4,242
7,422,000		Citic Resources Holdings Ltd	495
16,752		CJ Corp	1,006
3,270,590		CK Hutchison Holdings Ltd	22,188
60,993		CKD Corp	779
143,538		CNH Industrial NV	1,660
1,366,874	e	CNH Industrial NV (NYSE)	15,842
34,823	g	Cochin Shipyard Ltd	137
23,658		Columbus McKinnon Corp	671
296,360		Comfort Systems USA, Inc	24,642
3,300,401		Compagnie de Saint-Gobain	142,608
133,717		COMSYS Holdings Corp	2,546
23,856	*	Concrete Pumping Holdings Inc	145
21,987		Construcciones y Auxiliar de Ferrocarriles S.A.	649
100,490	*	Construction Partners Inc	2,104
157,959		Contemporary Amperex Technology Co Ltd	12,654
462,000		Continental Engineering Corp	406
1,676		Conzzeta AG.	1,223
52,151	*	Core & Main, Inc	1,163
400,023	*	Cornerstone Building Brands, Inc	9,797
689,200		COSCO SHIPPING Development Co Ltd	310
15,194		Crane Holdings Co	1,330
56,645	*	Creative & Innovative System	695
828,553	*	Crompton Greaves Ltd	2,020
29,412		CS Wind Corp	1,310
554,000	*	CSBC Corp Taiwan	334
34,865		CSW Industrials, Inc	3,592
608,000		CTCI Corp	920
151,646		Cummins India Ltd	1,973
83,575		Cummins, Inc	16,174
43,768		Curtiss-Wright Corp	5,780
36,579	*,e	Custom Truck One Source, Inc	205
14,566		Daelim Industrial Co	797
8,721		Daetwyler Holding AG.	1,804
241,237	*	Daewoo Engineering & Construction Co Ltd	1,090
59,458		Daewoo International Corp	883
48,966	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	905
40,913		Daifuku Co Ltd	2,341
23,348		Daihen Corp	724
10,589	e	Daiho Corp	359
444,186		Daikin Industries Ltd	71,318
63,458	*	Daimler Truck Holding AG.	1,671
35,100		Daiwa Industries Ltd	284
18,901		Danieli & Co S.p.A.	388
73,482		Danieli & Co S.p.A. (RSP)	1,036
43,065		Dassault Aviation S.A.	6,725
33,435		Dawonsys Co Ltd	619
140,971		DCC plc	8,771
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,449	*,e	Decarbonization Plus Acquisition Corp	$40
789,697		Deere & Co	236,491
223,073	*,e	Desktop Metal, Inc	491
145,905		Deutz AG.	567
56,403	g	Dilip Buildcon Ltd	137
238,280		Diploma plc	6,489
37,620		DL E&C Co Ltd	1,206
7,326,860		DMCI Holdings, Inc	1,176
114,012		Donaldson Co, Inc	5,489
211,929		Dongfang Electric Corp Ltd	522
56,766		Doosan Bobcat, Inc	1,270
7,419		Doosan Corp	402
51,126	*	Doosan Fuel Cell Co Ltd	1,186
284,679	*	Doosan Heavy Industries and Construction Co Ltd	4,275
147,807	*	Doosan Infracore Co Ltd	624
30,547		Douglas Dynamics, Inc	878
899,975		Dover Corp	109,185
392,953	*,†	Drake & Scull International PJSC	1
9,320	*	Dredging Environmental & Marine Engineering NV	1,026
2,492,690		Dubai Investments PJSC	1,487
9,713	*	Ducommun, Inc	418
61,273		Duerr AG.	1,421
12,918	*	DXP Enterprises, Inc	396
5,178	*	Dycom Industries, Inc	482
4,099,400		Dynasty Ceramic PCL	327
1,541,061		Eaton Corp	194,158
107,200		Ebara Corp	4,006
16,785	*,e	Ebusco Holding NV	401
56,108		Ecopro BM Co Ltd	4,944
27,300	*,e	EHang Holdings Ltd (ADR)	253
11,745		Eiffage S.A.	1,062
40,400		Elbit Systems Ltd	9,279
11,096		Elco Holdings Ltd	717
2,512		Electra Israel Ltd	1,401
1,919,972		Electrocomponents plc	20,421
276,739	e	Electrolux Professional AB	1,488
893,992		ElSewedy Electric Co	288
820,300	*	Embraer S.A.	1,793
104,642		EMCOR Group, Inc	10,774
74,097		Emerson Electric Co	5,894
65,622	e	Encore Wire Corp	6,819
7,706		Energiekontor AG.	623
403,273	*	Energy Recovery, Inc	7,832
3,876	*,e	Energy Vault Holdings, Inc	39
9,630		Enerpac Tool Group Corp	183
31,026		EnerSys	1,829
279,221		Engineers India Ltd	202
170,968	*,e	Enovix Corp	1,523
149,858		EnPro Industries, Inc	12,278
244,136		Epiroc AB	3,308
157,898		Epiroc AB	2,448
41,334		Esab Corp	1,808
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,279	*	ESAB India Ltd	$237
177,304		ESCO Technologies, Inc	12,122
12,416	*,e	ESS Tech, Inc	35
120,220	*	Eve Energy Co Ltd	1,761
261,618	*	Evoqua Water Technologies Corp	8,505
153,551	e	Fagerhult AB	685
364,600		Fangda Carbon New Material Co Ltd	414
108,084	*	Fanuc Ltd	16,941
3,965,631		Far Eastern Textile Co Ltd	4,245
566,222		Fastenal Co	28,266
1,635	*	Fathom Digital Manufacturing C	6
231,527		Federal Signal Corp	8,242
120,111		Ferguson plc	13,455
504,882		Ferrovial S.A.	12,846
613,461	*,e	Fincantieri S.p.A	340
340,669		Finning International, Inc	7,170
68,554		Finolex Cables Ltd	327
420,000	e	First Tractor Co	200
1,466,744		Fletcher Building Ltd	4,605
1,235,499		Flowserve Corp	35,372
1,556,736		FLSmidth & Co AS	38,570
9,006	*,e	Fluence Energy, Inc	85
113,813	e	Fluidra S.A.	2,316
373,298	*	Fluor Corp	9,086
617,239		Fortive Corp	33,565
208,180		Fortune Brands Home & Security, Inc	12,466
3,191,508	e	Fosun International	2,948
18,029		Franklin Electric Co, Inc	1,321
378,700		Frencken Group Ltd	303
7,862	*,e	FTC Solar, Inc	28
285,226	*,e	FuelCell Energy, Inc	1,070
392,574	*	Fugro NV	4,941
85,833	*	Fuji Electric Holdings Co Ltd	3,549
85,145		Fuji Machine Manufacturing Co Ltd	1,256
924,378		Fujikura Ltd	5,236
73,439		Fujitec Co Ltd	1,624
13,939		Fukushima Industries Corp	354
31,656		Furukawa Co Ltd	279
81,244		Furukawa Electric Co Ltd	1,333
2,026,547		Gamuda BHD	1,649
42,237		GARO AB	539
83,145	*	Gates Industrial Corp plc	899
28,326		GATX Corp	2,667
21,469		GEA Group AG.	744
8,909		Geberit AG.	4,286
66,999	*	GEK Group of Cos S.A.	659
116,867	*	Generac Holdings, Inc	24,610
177,502		General Dynamics Corp	39,272
108,939		General Electric Co	6,936
94,957		Georg Fischer AG.	4,690
139,571	*	Gibraltar Industries, Inc	5,408
20,701		Giken Seisakusho Co, Inc	471
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,800		Ginlong Technologies Co Ltd	$729
10,683		Global Industrial Co	361
58,456		Glory Ltd	882
6,722		GMM Pfaudler Ltd	371
55,317	*	GMS, Inc	2,462
51,213	*	Godrej Industries Ltd	282
16,946		Gorman-Rupp Co	480
62,530		Gotion High-tech Co Ltd	427
66,449		Graco, Inc	3,948
223,529		GrafTech International Ltd	1,580
500,086		Grafton Group plc	4,750
38,466		Granite Construction, Inc	1,121
82,103		Graphite India Ltd	410
44,917	*	Great Lakes Dredge & Dock Corp	589
106,433		Greaves Cotton Ltd	201
26,754		Greenbrier Cos, Inc	963
2,755,000	g	Greentown Management Holdings Co Ltd	2,133
24,541		Griffon Corp	688
53,632		Grindwell Norton Ltd	1,147
552,893	e	Grupo Carso S.A. de C.V. (Series A1)	2,061
220,799	e	Grupo Rotoplas SAB de C.V.	274
44,564		GS Engineering & Construction Corp	1,088
54,416		GS Holdings Corp	1,758
76,254		GS Yuasa Corp	1,193
111,364		GT Capital Holdings, Inc	992
18,315	*	Guangdong Kinlong Hardware Products Co Ltd	356
128,841		Gulf Cable & Electrical Industries Co KSCP	564
84,651	*,e,g	GVS S.p.A	692
272,021		GWA International Ltd	370
4,940		H&E Equipment Services, Inc	143
796,497		Haitian International Holdings Ltd	2,037
363,190		Hangzhou Steam Turbine Co	523
25,303	*	Hanjin Heavy Industries & Construction Co Ltd	140
64,979		Hanwa Co Ltd	1,356
63,299		Hanwha Corp	1,263
19,268		Hanwha Corp (3P)	213
75,835		Hanwha Systems Co Ltd	817
643,081		HAP Seng Consolidated BHD	1,040
700,000	*	Harbin Power Equipment	204
30,142	*,e	Hardwoods Distribution, Inc	662
57,400	e	Harmonic Drive Systems, Inc	1,683
269,695		Havells India Ltd	3,766
40,598	*	Hayward Holdings, Inc	584
195,236		Hazama Ando Corp	1,212
43,200		HDC Hyundai Development Co-Engineering & Construction	373
16,283		HEG Ltd	207
40,939		HEICO Corp	5,368
75,258		HEICO Corp (Class A)	7,931
661,606	*	Heidelberger Druckmaschinen	997
2,970	*	Heliogen, Inc	6
23,840		Helios Technologies, Inc	1,579
113,012		Hensoldt AG.	2,847
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,468		Herc Holdings, Inc	$403
137,468	*,e	Hexagon Composites ASA	380
88,591	*,e	Hexagon Purus Holding AS.	232
173,980	e	Hexatronic Group AB	1,294
73,422		Hexcel Corp	3,841
115,390		Hillenbrand, Inc	4,726
112,238	*	Hillman Solutions Corp	970
334,200		Hino Motors Ltd	1,720
9,200		Hirata Corp	286
218,759	*	Hitachi Construction Machinery Co Ltd	4,859
1,587,429	*	Hitachi Ltd	75,514
693,720		Hitachi Zosen Corp	4,373
316,000		Hiwin Technologies Corp	2,539
28,515		Hochtief AG.	1,398
1,930,733		Honeywell International, Inc	335,581
48,685		Hongfa Technology Co Ltd	305
100,524		Hoshizaki Electric Co Ltd	2,996
1,178,002		Howden Joinery Group plc	8,684
613,383		Howmet Aerospace, Inc	19,291
437,200		Hubbell, Inc	78,075
17,932		Huber & Suhner AG.	1,430
6,597	*	Hudson Technologies, Inc	50
5,067		Huntington Ingalls	1,104
433,772		Husqvarna AB (B Shares)	3,197
36,815	*,e	Hydrofarm Holdings Group, Inc	128
113,715	*,e	Hyliion Holdings Corp	366
33,248		Hyosung Corp	2,062
5,425	*	Hyosung Heavy Industries Corp	264
8,851		Hyster-Yale Materials Handling, Inc	285
14,423		Hyundai Construction Equipment Co Ltd	501
24,158	*	Hyundai Electric & Energy System Co Ltd	473
27,243		Hyundai Elevator Co Ltd	565
57,664		Hyundai Engineering & Construction Co Ltd	1,844
29,978	*	Hyundai Heavy Industries	2,176
19,390	*	Hyundai Heavy Industries Co Ltd	2,140
27,547	*	Hyundai Mipo Dockyard	1,938
97,353	*	Hyundai Rotem Co Ltd	1,561
32,077		Idec Corp	662
26,380		IDEX Corp	4,791
3,340	*	IES Holdings, Inc	101
3,327,600		IJM Corp BHD	1,307
295,251		Illinois Tool Works, Inc	53,810
477,644		IMI plc	6,851
17,002	*,e	Implenia AG.	390
87,136		Inaba Denki Sangyo Co Ltd	1,710
68,998		Inabata & Co Ltd	1,127
16,257	g	IndiaMart InterMesh Ltd	788
20,632		Indus Holding AG.	482
1,750,093		Industries Qatar QSC	7,678
285,939		Indutrade AB	5,246
130,672	*,e	Infrastructure and Energy Alternatives, Inc	1,049
345,960	e	INFRONEER Holdings, Inc	2,459
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,132,477		Ingersoll Rand, Inc	$47,655
2,803,600	*,†	Inovisi Infracom Tbk PT	0	^
318,417	*,e	InPost S.A.	1,845
210,203	e	Instalco AB	875
3,929		Insteel Industries, Inc	132
82,067		Interpump Group S.p.A.	3,142
746		Interroll Holding AG.	1,675
152,910		Investment AB Latour	3,037
48,329	e	INVISIO AB	696
145,809		Inwido AB	1,607
156,300		Iochpe-Maxion S.A.	469
145,977	*	IRB Infrastructure Developers Ltd	375
16,955		IS Dongseo Co Ltd	511
24,857		ISGEC Heavy Engineering Ltd	154
162,400		Ishikawajima-Harima Heavy Industries Co Ltd	4,338
18,566		Italmobiliare S.p.A	513
499,144	*,e	Itm Power plc	1,052
1,256,562		Itochu Corp	33,900
138,187		ITT, Inc	9,292
244,417	*	Iveco Group NV	1,294
25,116		Jantsa Jant Sanayi Ve Ticaret AS.	110
44,846	*	Janus International Group, Inc	405
10,532		Japan Pulp & Paper Co Ltd	296
69,761		Japan Steel Works Ltd	1,519
226,268		Jardine Matheson Holdings Ltd	11,889
47,400		JDC Corp	183
50,443	*	JELD-WEN Holding, Inc	736
3,229,406		JG Summit Holdings (Series B)	2,860
392,100		JGC Corp	5,036
83,504		Jiangsu Hengli Hydraulic Co Ltd	771
251,618	*	Jiangsu Zhongtian Technology Co Ltd	871
104,200	*	Jiangxi Special Electric Motor Co Ltd	391
5,399		John Bean Technologies Corp	596
201,772		Johns Lyng Group Ltd	799
871,918		Johnson Controls International plc	41,747
14,069	g	JOST Werke AG.	527
355,900	*,e	JTOWER, Inc	17,601
6,254		Judges Scientific plc	554
56,172		Jungheinrich AG.	1,232
3,411		Kaba Holding AG.	1,489
1,938		Kadant, Inc	353
96,021		Kajaria Ceramics Ltd	1,156
279,699		Kajima Corp	3,207
66,804		Kalpataru Power Transmission Ltd	302
23,635		Kaman Corp	739
37,600		Kanamoto Co Ltd	534
116,401		Kandenko Co Ltd	725
85,800		Kanematsu Corp	847
3,100,740		KAP Industrial Holdings Ltd	841
2,001	*	Karat Packaging, Inc	34
20,399		Kardex AG.	3,401
23,800		Katakura Industries Co Ltd	355
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
252,900		Kawasaki Heavy Industries Ltd	$4,746
12,309		KCC Glass Corp	459
146,518		KEC International Ltd	728
121,600		Keda Industrial Group Co Ltd	376
69,365		KEI Industries Ltd	1,017
111,500		Keihan Electric Railway Co Ltd	2,779
105,934		Keller Group plc	934
19,003	*,e	Kempower Oyj	231
68,019		Kennametal, Inc	1,580
15,333		KEPCO Engineering & Construction Co, Inc	847
1,517,847		Keppel Corp Ltd	7,091
565,113	*	Kier Group plc	467
221,171		Kinden Corp	2,553
52,634		Kingspan Group plc	3,165
117,000	*	Kinik Co	575
74,637		KION Group AG.	3,124
178,000		Kitz Corp	831
99,643		Kloeckner & Co AG.	766
268,838		Knorr-Bremse AG.	15,398
134,623		KNR Constructions Ltd	399
816,028		KOC Holding AS	1,802
953,820		Komatsu Ltd	21,239
4,165		Komax Holding AG.	1,023
47,732		Kone Oyj (Class B)	2,281
70,666		Konecranes Oyj	1,655
242,345		Kongsberg Gruppen ASA	8,716
319,000	*	Koninklijke BAM Groep NV	752
85,008		Korea Aerospace Industries Ltd	3,515
6,155		Korea Electric Terminal Co Ltd	256
201,787	*	Kornit Digital Ltd	6,397
825,841	*	Kratos Defense & Security Solutions, Inc	11,463
15,972		Krones AG.	1,225
13,858		KSB Ltd	261
95,976	*	Kuang-Chi Technologies Co Ltd	248
1,018,812		Kubota Corp	15,268
39,404		Kumagai Gumi Co Ltd	798
55,000		Kung Long Batteries Industrial Co Ltd	251
93,787		Kurita Water Industries Ltd	3,395
31,954		Kyokuto Kaihatsu Kogyo Co Ltd	339
117,955		Kyowa Exeo Corp	1,847
51,522		Kyudenko Corp	1,043
7,837		Kyung Dong Navien Co Ltd	244
154,683		L3Harris Technologies, Inc	37,387
3,506		Lakshmi Machine Works Ltd	400
790,125		Larsen & Toubro Ltd	15,663
1,287	*	Lawson Products, Inc	66
73,576		Legrand S.A.	5,463
29,601		Lennox International, Inc	6,115
472,350		Leonardo S.p.A.	4,792
108,318		LG Corp	6,515
23,829	*,e	LG Energy Solution	6,873
6,839		LG Hausys Ltd	224
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,813		LG International Corp	$1,420
241,446		Lifco AB	3,899
12,704		LIG Nex1 Co Ltd	706
6,225	*	Lightning eMotors, Inc	17
23,673		Lincoln Electric Holdings, Inc	2,920
86,991		Lindab International AB	1,265
1,766		Lindsay Corp	235
64,952	*,e	Lion Electric Co	274
23,224		LISI	445
299,150		LIXIL Group Corp	5,623
1,713,500	e	LK Technology Holdings Ltd	3,289
273,710		Lockheed Martin Corp	117,684
2,384,000		Lonking Holdings Ltd	578
64,756		LS Cable Ltd	3,186
19,531		LS Industrial Systems Co Ltd	870
2,394,200		LT Group, Inc	353
99,342	g	Luceco plc	124
286,000	*,e	Luoyang Glass Co Ltd	536
18,530		Luoyang Xinqianglian Slewing Bearing Co Ltd	247
74,016		Luxfer Holdings plc	1,119
216,849	*	LX Holdings Corp	1,530
104,243		Maas Group Holdings Ltd	262
57,432	e	Mabuchi Motor Co Ltd	1,480
175,267	e	Maire Tecnimont S.p.A	505
28,539		Makino Milling Machine Co Ltd	891
233,791		Makita Corp	5,795
2,025,200		Malaysian Resources Corp BHD	161
11,755	e	Manitou BF S.A.	220
30,314	*	Manitowoc Co, Inc	319
642,900		Marcopolo S.A.	303
79,798	*	Markforged Holding Corp	148
1,654,440		Marubeni Corp	14,843
22,400		MARUKA FURUSATO Corp	400
1,102,645		Masco Corp	55,794
3,629	*	Masonite International Corp	279
49,437	*	Mastec, Inc	3,543
27,600		Max Co Ltd	328
60,803		Maxar Technologies, Inc	1,586
2,387		MBB SE	255
12,610		McGrath RentCorp	958
24,635	*,e	McPhy Energy S.A.	332
130,120	*,e	MDA Ltd	807
242,453		MDU Resources Group, Inc	6,544
1,255,500	e	MECOM Power and Construction Ltd	379
912,788	*	Meggitt plc	8,774
37,971		Meidensha Corp	558
610,386		Melrose Industries plc	1,120
47,652	*	Mercury Systems, Inc	3,065
76,320	*	Meritor, Inc	2,773
917,003		Metallurgical Corp of China Ltd	479
26,200		METAWATER Co Ltd	388
772,310		Metso Outotec Oyj	5,829
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,330	*	Microvast Holdings, Inc	$158
18,194	*	Middleby Corp	2,281
74,794		Mie Kotsu Group Holdings, Inc	272
9,290		Miller Industries, Inc	211
354,990		Minebea Co Ltd	6,050
143,900		Ming Yang Smart Energy Group Ltd	729
220,262		Miraito Holdings Corp	2,588
296,254		MISUMI Group, Inc	6,257
1,758,635		Mitsubishi Corp	52,374
1,278,177		Mitsubishi Electric Corp	13,739
313,938		Mitsubishi Heavy Industries Ltd	10,973
30,000		Mitsubishi Nichiyu Forklift Co Ltd	193
25,850		Mitsuboshi Belting Co Ltd	539
2,320,669		Mitsui & Co Ltd	50,996
100,800		Miura Co Ltd	1,997
31,446	*	Momentus, Inc	68
104,526		Monadelphous Group Ltd	719
4,145,590		MonotaRO Co Ltd	61,826
22,658	*,g	Montana Aerospace AG.	350
20,639		Moog, Inc (Class A)	1,639
404,701		Morgan Crucible Co plc	1,355
48,514		Morgan Sindall plc	1,076
132,944		Mori Seiki Co Ltd	1,653
31,600		Morita Holdings Corp	308
1,888,640	*	MRC Global, Inc	18,811
39,255		MSC Industrial Direct Co (Class A)	2,948
14,949		MTAR Technologies Ltd	241
73,039		MTU Aero Engines Holding AG.	13,380
120,936		Mueller Industries, Inc	6,445
25,906		Mueller Water Products, Inc (Class A)	304
239,296	e,g	Munters Group AB	1,395
99,873	*	MYR Group, Inc	8,802
128,400	e	Nabtesco Corp	3,013
15,633		Nachi-Fujikoshi Corp	402
528,901		Nagarjuna Construction Co	364
112,500		Nagase & Co Ltd	1,547
456,316		NARI Technology Co Ltd	1,846
243,760		National Central Cooling Co PJSC	182
1,998,536		National Industries Group Holding SAK	1,651
4,517		National Presto Industries, Inc	297
1,021,165		NBCC India Ltd	369
234,370		NCC AB (B Shares)	2,366
1,698,183	*,e	NEL ASA	2,079
28,059		Nexans S.A.	2,186
79,478	e	NFI Group, Inc	827
92,804		NGK Insulators Ltd	1,250
1,606,332		Nibe Industrier AB	12,109
63,440		Nichias Corp	1,053
15,700		Nichiden Corp	219
54,045		Nichiha Corp	1,050
81,552		Nidec Corp	5,054
54,067		Nikkiso Co Ltd	320
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,187	*,e	Nikola Corp	$234
21,491	*	Nilfisk Holding A.S.	457
13,300		Ningbo Deye Technology Co Ltd	558
38,100		Ningbo Orient Wires & Cables Co Ltd	436
30,478		Ningbo Ronbay New Energy Technology Co Ltd	594
11,500		Nippon Carbon Co Ltd	339
43,059		Nippon Densetsu Kogyo Co Ltd	558
6,100		Nippon Road Co Ltd	286
20,017		Nippon Steel Trading Co Ltd	750
38,465		Nishimatsu Construction Co Ltd	1,149
118,400		Nishio Rent All Co Ltd	2,353
152,831		Nisshinbo Industries, Inc	1,151
58,000		Nissin Electric Co Ltd	653
21,200		Nitta Corp	431
30,200		Nitto Boseki Co Ltd	519
42,135		Nitto Kogyo Corp	729
70,656	*	NKT Holding AS	3,021
2,400	*,†,e	Noble Group Ltd	0	^
244,137		Nolato AB	1,316
123,414	*,e	Nordex AG.	1,059
70,856		Nordson Corp	14,344
9,983		Noritake Co Ltd	297
20,651		Noritsu Koki Co Ltd	350
29,731	e	Noritz Corp	318
38,519		NORMA Group	863
113,400	*	North Industries Group Red Arrow Co Ltd	493
278,163		Northrop Grumman Corp	133,120
7,637	*	Northwest Pipe Co	229
789,158	*	NOW, Inc	7,718
505,359		NRW Holdings Ltd	593
457,700		NSK Ltd	2,463
475,261	*	NTN Corp	907
14,121	*,e	NuScale Power Corp	141
2,172	*	NV5 Global Inc	254
145,077		nVent Electric plc	4,545
1,742,000		NWS Holdings Ltd	1,655
9,146	e	Obara Corp	195
430,609		Obayashi Corp	3,132
547,699		OC Oerlikon Corp AG.	3,824
5,961		OHB AG.	217
22,621		Oiles Corp	254
27,767		Okuma Holdings, Inc	1,043
33,700		Okumura Corp	749
48,671	*	Olectra Greentech Ltd	364
565	e	Omega Flex, Inc	61
325,606	*,e	Opus Global Rt	143
7,237		Organo Corp	453
98,906		OSG Corp	1,153
21,412		Oshkosh Corp	1,759
9		OSRAM Licht AG.	1
550,167		Otis Worldwide Corp	38,880
9,662		Otokar Otobus Karoseri Sanayi AS	246
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
404,971		Owens Corning, Inc	$30,093
177,809	*,e	OX2 AB	1,358
514,848		PACCAR, Inc	42,393
18,049	e	Palfinger AG.	412
18,510		Park Aerospace Corp	236
650,356		Parker-Hannifin Corp	160,020
28,258	*,e	Parsons Corp	1,142
212,381		Peab AB (Series B)	1,246
162,554		Pentair plc	7,440
1,704,900		Pentamaster Corp BHD	1,433
320,646		Penta-Ocean Construction Co Ltd	1,730
22,127		People & Technology, Inc	751
34,522		PER Aarsleff A.S.	1,033
3,801		Pfeiffer Vacuum Technology AG.	599
54,698	*	PGT Innovations, Inc	910
478,695	*,e	Plug Power, Inc	7,932
90,398		PNC Infratech Ltd	278
44,399		PNE AG.	620
53,215		Polycab India Ltd	1,488
424,782		Polypipe Group plc	1,984
187,100		Polyplex PCL (Foreign)	120
21,693	e	Porr AG.	281
8,470		Powell Industries, Inc	198
722,069		Power Construction Corp of China Ltd	850
56,370	*,e	PowerCell Sweden AB	750
3,397,000	*	PP Persero Tbk PT	216
137,154		Praj Industries Ltd	635
2,105		Preformed Line Products Co	129
42,666		Primoris Services Corp	928
40,560		Prince Pipes & Fittings Ltd	308
118,796	*,e	Proterra, Inc	551
28,775	*	Proto Labs, Inc	1,377
128,886		Prysmian S.p.A.	3,541
192,355		PSG Group Ltd	993
1,312,879		QinetiQ plc	5,872
48,679		Quanex Building Products Corp	1,107
288,811		Quanta Services, Inc	36,200
48,878	*,e	RADA Electronic Industries Ltd	452
42,000		Raito Kogyo Co Ltd	574
211,700		Randon Participacoes S.A.	379
580,885		Ras Al Khaimah Ceramics	440
5,318		Rational AG.	3,100
5,805,115		Raytheon Technologies Corp	557,930
21,112	*	RBC Bearings, Inc	3,905
488,000	*,e	Realord Group Holdings Ltd	656
13,672	*,e	Redwire Corp	42
234,862		Reece Ltd	2,231
124,436		Regal-Beloit Corp	14,126
1,380,427		Reliance Worldwide Corp Ltd	3,858
45,600	*,e	ReneSola Ltd (ADR)	217
156,918	*	Resideo Technologies, Inc	3,047
184,165		Reunert Ltd	453
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,768		REV Group, Inc	$334
285,128		Rexel S.A.	4,406
155,000		Rexon Industrial Corp Ltd	140
108,912		Rheinmetall AG.	25,133
63,282		Richelieu Hardware Ltd	1,656
6,065		Rieter Holding AG.	702
64,400		Riyue Heavy Industry Co Ltd	245
38,879	*	Rocket Lab USA, Inc	147
266,559		Rockwell Automation, Inc	53,128
1,278		Rockwool International AS (B Shares)	290
8,965,707	*	Rolls-Royce Group plc	9,124
994,611		Rotork plc	2,922
63,000	*	Ruentex Engineering & Construction Co	218
213,000		Run Long Construction Co Ltd	481
80,493		Rush Enterprises, Inc (Class A)	3,880
8,087		Rush Enterprises, Inc (Class B)	401
73,801		Russel Metals, Inc	1,492
85,607		Saab AB (Class B)	3,540
473,306	e	Sacyr Vallehermoso S.A.	1,141
557,684		Safran S.A.	55,526
29,163	e	Salcef S.p.A	509
27,449	*	SAM KANG M&T Co Ltd	488
7,959		Samho International Co Ltd	130
109,830		Samsung C&T Corp	10,456
108,483	*	Samsung Engineering Co Ltd	1,803
435,863	*	Samsung Heavy Industries Co Ltd	2,039
127,431		Samsung Techwin Co Ltd	4,783
207,000		San Shing Fastech Corp	388
2,283,930		Sandvik AB	37,221
38,800		Sanki Engineering Co Ltd	439
219,141		Sanwa Shutter Corp	2,099
1,297,000		Sany Heavy Equipment International	1,371
583,957		Sany Heavy Industry Co Ltd	1,666
9,200		Sanyo Denki Co Ltd	355
11,629	*	Sarcos Technology and Robotics Corp	31
46,959		Saudi Ceramic Co	550
61,657	e	Savaria Corp	625
49,095		Schaeffler India Ltd	1,428
101,331		Schindler Holding AG.	18,529
150,807		Schindler Holding AG. (Registered)	27,160
581,730		Schneider Electric S.A.	69,316
1,214	e	Schweiter Technologies AG.	1,151
25,595		Sekisui Jushi Corp	318
19,804,892	*,e	SembCorp Marine Ltd	1,540
11,991	e	Semperit AG. Holding	233
504,494	*	Senior plc	711
80,590		Sensata Technologies Holding plc	3,329
192,029		Seven Group Holdings Ltd	2,208
21,219		SFA Engineering Corp	647
26,382		SFS Group AG.	2,677
74,002	*	SGL Carbon AG.	467
380,627	*	Shanghai Construction Group Co Ltd	172
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
569,700		Shanghai Diesel Engine Co Ltd	$292
857,803		Shanghai Electric Group Co Ltd	527
337,300	*	Shanghai Highly Group Co Ltd	171
464,000		Shanghai Industrial Holdings Ltd	672
281,100		Shanghai Mechanical and Electrical Industry Co Ltd	337
414,100	*	Shanghai Zhongyida Co Ltd	234
171,543		Shapir Engineering and Industry Ltd	1,406
168,040		Shenzhen Inovance Technology Co Ltd	1,658
23,536		Shibaura Machine Co Ltd	457
15,800		Shibuya Kogyo Co Ltd	273
294,340	*	Shikun & Binui Ltd	1,207
31,800		Shima Seiki Manufacturing Ltd	490
363,544		Shimizu Corp	2,008
174,000		Shin Zu Shing Co Ltd	479
33,584		Shinko Plantech Co Ltd	283
55,500		Shinmaywa Industries Ltd	442
11,300		Shinnihon Corp	59
299,240	*,e	Shoals Technologies Group, Inc	4,931
45,108		SHO-BOND Holdings Co Ltd	1,988
508,386		Shyft Group, Inc	9,451
96,600	*	Sichuan New Energy Power Co Ltd	320
364,200		Sichuan Road & Bridge Co Ltd	574
1,522,980		Siemens AG.	156,557
921,122		Siemens Energy AG.	13,576
32,937	*	Siemens Gamesa Renewable Energy	621
78,257		Siemens India Ltd	2,385
43,800		Sieyuan Electric Co Ltd	234
888,978	*	SIG plc	323
232,552		Signify NV	7,672
3,337,859		Sime Darby BHD	1,615
19,800		Simpson Manufacturing Co, Inc	1,992
885,707		Singapore Technologies Engineering Ltd	2,607
1,410,300		Sino Thai Engineering & Construction PCL	488
1,998,500		Sinopec Engineering Group Co Ltd	917
894,967		Sinotruk Hong Kong Ltd	1,260
67,530	*	SiteOne Landscape Supply, Inc	8,027
43,300		SK Holdings Co Ltd	7,206
406,311		SK Networks Co Ltd	1,319
47,218		Skanska AB (B Shares)	726
648,840		SKF AB (B Shares)	9,626
26,868		SKF India Ltd	1,242
174,576		SM Investments Corp	2,484
38,863		SMC Corp	17,299
1,910,639		Smiths Group plc	32,674
47,857		Snap-On, Inc	9,429
205,786	e	SNC-Lavalin Group, Inc	3,540
276,502		Sojitz Holdings Corp	3,919
6,617		Solar Holdings AS (B Shares)	568
49,581	*,e	Soltec Power Holdings S.A.	206
8,539		Somfy S.A.	1,112
100,228		Spirax-Sarco Engineering plc	12,088
277,042		Spirit Aerosystems Holdings, Inc (Class A)	8,117
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
364,182	*	SPX Corp	$19,243
50,419		Stabilus S.A.	2,478
57,699	e	Stadler Rail AG.	1,880
15,644		Standex International Corp	1,326
147,558		Stanley Black & Decker, Inc	15,473
40,066		Star Micronics Co Ltd	479
9,838		Steico SE	698
198,380	*,e	Stem, Inc	1,420
55,655	*	Sterling & Wilson Solar Ltd	210
28,345	*	Sterling Construction Co, Inc	621
1,605,394	e	Storskogen Group AB	2,265
17,769	*	Strabag SE	755
22,540		Sulzer AG.	1,405
1,290,270		Sumitomo Corp	17,539
18,097		Sumitomo Densetsu Co Ltd	346
263,300		Sumitomo Heavy Industries Ltd	5,829
187,637		Sumitomo Mitsui Construction Co Ltd	637
1,352,000	*	Sun King Power Electronics Group Ltd	503
93,570		Sungrow Power Supply Co Ltd	1,378
175,779	*	Sunrun, Inc	4,106
2,237,800		Sunway BHD	864
339,200		Sunway Construction Group BHD	116
71,763	*	Sunwoda Electronic Co Ltd	340
10,400		Suzhou Maxwell Technologies Co Ltd	766
6,100,669	*	Suzlon Energy Ltd	533
252,226	e	Sweco AB	2,629
638,000		Ta Ya Electric Wire & Cable	557
115,722		Tadano Ltd	763
643,180	*,e	Taihan Electric Wire Co Ltd	918
12,543		Taihei Dengyo Kaisha Ltd	272
31,053		Taikisha Ltd	728
124,586		Taisei Corp	3,885
1,205,000		Taiwan Glass Industrial Corp	723
14,639		Takamatsu Corp	222
31,564		Takara Standard Co Ltd	291
84,841		Takasago Thermal Engineering Co Ltd	1,008
126,700		Takeuchi Manufacturing Co Ltd	2,174
75,700		Takuma Co Ltd	742
77,852	e,g	Talgo S.A.	262
2,033,000	*	Tatung Co Ltd	2,320
75,000		Taurus Armas S.A.	233
283,066		TBEA Co Ltd	1,162
1,402,975		Techtronic Industries Co	14,650
1,818,000		Teco Electric and Machinery Co Ltd	1,828
189,782		Tekfen Holding AS	245
9,690		Tennant Co	574
434,505		Terex Corp	11,892
19,128	*,e	Terran Orbital Corp	88
33,243		Textainer Group Holdings Ltd	911
792,487		Textron, Inc	48,397
57,750		Thales S.A.	7,090
5,390,000	*	Theme International Holdings Ltd	729
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,668		Thermax Ltd	$1,163
29,071	*	Thermon Group Holdings	408
135,900	*	THK Co Ltd	2,560
9,883,100		Thoresen Thai Agencies PCL	2,465
19,646		Timken Co	1,042
25,665		Timken India Ltd	775
102,135	*	Titan International, Inc	1,542
108,377	*	Titan Machinery, Inc	2,429
142,900		Titan Wind Energy Suzhou Co Ltd	354
46,330		TKH Group NV	1,745
13,600		Toa Corp/Tokyo	249
66,411		Tocalo Co Ltd	605
244,456		Toda Corp	1,294
9,815		Toenec Corp	253
111,100		Tokai Corp	726
80,702		Tokyu Construction Co Ltd	378
43,587		Toro Co	3,303
161,239		Toromont Industries Ltd	13,037
204,992		Toshiba Corp	8,329
27,077		Totetsu Kogyo Co Ltd	484
92,528		Toto Ltd	3,064
71,803		Toyo Construction Co Ltd	473
15,700		Toyo Tanso Co Ltd	328
96,471		Toyota Industries Corp	5,982
140,258		Toyota Tsusho Corp	4,573
7,615	*	TPI Composites, Inc	95
771,175		Trane Technologies plc	100,153
1,384	*	Transcat Inc	79
70,718	*	TransDigm Group, Inc	37,952
948,621		Travis Perkins plc	11,244
439,067		Trelleborg AB (B Shares)	8,883
186,128	*	Trex Co, Inc	10,129
61,070		Trinity Industries, Inc	1,479
53,069		Triton International Ltd	2,794
55,623	*	Triumph Group, Inc	739
92,314		Triveni Turbine Ltd	183
65,050		Troax Group AB	1,130
54,710		Trusco Nakayama Corp	694
27,990		Tsubakimoto Chain Co	627
44,800		Tsugami Corp	374
16,408		Turk Traktor ve Ziraat Makineleri AS	215
1,509,763		Turkiye Sise ve Cam Fabrikalari AS	1,945
38,279	*	Tutor Perini Corp	336
31,056	*	TY Holdings Co Ltd	450
231,758		Tyman plc	672
145,935		UFP Industries, Inc	9,944
82,757		Ultra Electronics Holdings	3,488
10,100		Union Tool Co	240
194,000		United Integrated Services Co Ltd	964
141,138	*	United Rentals, Inc	34,284
279,909	*	Univar Solutions Inc	6,961
64,677		Uponor Oyj	898
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
113,900		Ushio, Inc	$1,411
467,900		UWC BHD	351
192,067		Valmet Corp	4,733
19,320		Valmont Industries, Inc	4,340
21,485	e	Varta AG.	1,800
28,790	g	VAT Group AG.	6,885
71,083	*	Vectrus, Inc	2,378
131,688		Veidekke ASA	1,201
8,715	*,e	Velo3D, Inc	12
298,563		Ventia Services Group Pty Ltd	512
2,625	*	Veritiv Corp	285
290,985		Vertiv Holdings Co	2,392
427,653		Vestas Wind Systems A.S.	9,093
178,721	*,e	Vestum AB	270
279,721		Vesuvius plc	1,035
173,269		V-Guard Industries Ltd	496
17,491	*	Vicor Corp	957
90,683	*,e	View, Inc	147
839,350		Vinci S.A.	75,341
115,386	*,e	Virgin Galactic Holdings, Inc	695
27,974		Volati AB	349
400,387		Volex plc	1,172
253,644		Voltas Ltd	3,137
71,000		Voltronic Power Technology Corp	3,444
231,233		Volution Group plc	944
27,342		Volvo AB (A Shares)	443
627,442		Volvo AB (B Shares)	9,763
8,086		Vossloh AG.	259
265,160		W.W. Grainger, Inc	120,497
289,307		Wabash National Corp	3,929
79,057		Wacker Construction Equipment AG.	1,372
39,600		Wakita & Co Ltd	350
2,700,000		Walsin Lihwa Corp	3,273
2,453,197	e	Wartsila Oyj (B Shares)	19,230
9,448,700	*	Waskita Karya Persero Tbk PT	350
30,475		Watsco, Inc	7,278
10,014		Watts Water Technologies, Inc (Class A)	1,230
474,071	e	Webuild SpA	738
1,851,250		Weg S.A.	9,356
1,420,709		Weichai Power Co Ltd	2,263
313,486		Weichai Power Co Ltd (Class A)	586
1,974,990		Weir Group plc	32,917
213,377	*	Welbilt, Inc	5,081
27,155	*	WESCO International, Inc	2,908
802,186		Westinghouse Air Brake Technologies Corp	65,843
3,505,300	*	Wijaya Karya Persero Tbk PT	229
66,929	*	WillScot Mobile Mini Holdings Corp	2,170
58,106		Wilson Bayly Holmes-Ovcon Ltd	289
54,366		Woodward Inc	5,028
140,224		WSP Global, Inc	15,855
31,313		Wuxi Lead Intelligent Equipment Co Ltd	296
18,480		Wuxi Shangji Automation Co Ltd	432
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,660	e	XANO Industri AB	$220
656,738		XCMG Construction Machinery Co Ltd	530
219,611		Xiamen C & D, Inc	429
271,767		Xinjiang Goldwind Science & Technology Co Ltd - A	603
917,813		Xinjiang Goldwind Science & Technology Co Ltd - H	1,722
1,880,000		Xinyi Glass Holdings Co Ltd	4,536
8,421	*,e	Xos, Inc	16
172,000		Xxentria Technology Materials Corp	370
61,353		Xylem, Inc	4,797
41,980	e	YAMABIKO Corp	355
62,070		Yamazen Corp	454
2,976,100		Yangzijiang Shipbuilding	1,993
43,822		Yaskawa Electric Corp	1,415
209,965	*,g	Yellow Cake plc	834
170,694	e	YIT Oyj	570
61,279		Yokogawa Bridge Holdings Corp	882
18,652		Yuasa Trading Co Ltd	461
40,800		Yurtec Corp	222
11,832		Zehnder Group AG.	700
254,400		Zhefu Holding Group Co Ltd	183
154,863		Zhejiang Chint Electrics Co Ltd	830
21,192		Zhejiang Dingli Machinery Co Ltd	161
23,821		Zhejiang HangKe Technology, Inc Co	250
129,651		Zhejiang Weixing New Building Materials Co Ltd	466
260,600	e	Zhengzhou Coal Mining Machinery Group Co Ltd	306
41,682	*	Zhuzhou CRRC Times Electric Co Ltd	406
392,400		Zhuzhou CSR Times Electric Co Ltd	1,940
229,800		Zhuzhou Kibing Group Co Ltd	439
550,139		Zoomlion Heavy Industry Science and Technology Co Ltd - A	507
1,264,138		Zoomlion Heavy Industry Science and Technology Co Ltd - H	677
287,993		Zurn Water Solutions Corp	7,845
		TOTAL CAPITAL GOODS	7,296,813

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
142,987		ABM Industries, Inc	6,208
394,271		ACCO Brands Corp	2,575
87,164	*	ACV Auctions, Inc	570
169,269		Adecco S.A.	5,770
40,320		Aeon Delight Co Ltd	883
142,538		AF AB	1,965
1,299,322	*	Aker Carbon Capture AS.	2,241
172,559	*,e	Aker Horizons Holding ASA	284
283,217	*	Alight, Inc	1,912
537,675		ALS Ltd	3,978
7,667		Amadeus Fire AG	960
51,400		Ambipar Participacoes e Empreendimentos S	219
35,855	*	Anaergia, Inc	188
317,738	*	APM Human Services International ltd	629
165,293		Applus Services S.A.	1,143
222,029		Aris Water Solution, Inc	3,703
143,207	*	ASGN Inc	12,924
36,877	*,e	Atlas Technical Consultants, Inc	194
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,108		Barrett Business Services, Inc	$372
42,979		BayCurrent Consulting, Inc	11,491
46,228	g	Befesa S.A.	2,253
275,323		Beijing Originwater Technology Co Ltd	215
314,200		Benefit One, Inc	4,257
68,147	e	BeNEXT Group Inc	753
7,490		Bertrandt AG.	282
361,509	g	Biffa plc	1,649
35,090		Bilfinger Berger AG.	1,031
104,500		Binjiang Service Group Co Ltd	326
682,440		Boa Vista Servicos S.A.	698
205,114		Booz Allen Hamilton Holding Co	18,534
113,072	e	Boyd Group Services, Inc	12,180
90,008		Brady Corp (Class A)	4,252
1,526,471		Brambles Ltd	11,287
238,990	g	Bravida Holding AB	2,083
35,889	*	BrightView Holdings, Inc	431
7,693		Brink’s Co	467
93,363		Brunel International NV	1,016
408,729	e	Bureau Veritas S.A.	10,516
20,626	*	CACI International, Inc (Class A)	5,812
12,870	e	Calian Group Ltd	631
36,852	*	Casella Waste Systems, Inc (Class A)	2,678
122,252		Caverion Corp	567
8,613	*	CBIZ, Inc	344
6,588		Cewe Color Holding AG.	557
1,973,000	*	China Conch Environment Protection Holdings Ltd	1,373
2,801,085		China Everbright International Ltd	1,656
43,485	*	Cimpress plc	1,692
85,333		Cintas Corp	31,874
412,522	*,e	Clarivate Analytics plc	5,718
76,059	*	Clean Harbors, Inc	6,668
101,000		Cleanaway Co Ltd	586
3,163,710		Cleanaway Waste Management Ltd	5,507
798		Compx International, Inc	19
111,287	g	Coor Service Management Holding AB	875
206,246	*	Copart, Inc	22,411
97,313	*	CoreCivic, Inc	1,081
346,997	*	CoStar Group, Inc	20,962
5,397		CRA International, Inc	482
1,370,700		CTOS Digital Bhd	395
1,958,533		Dai Nippon Printing Co Ltd	42,129
50,065		Daiseki Co Ltd	1,563
6,118		Danel Adir Yeoshua Ltd	775
90,439		Deluxe Corp	1,960
112,775		Derichebourg	655
75,166		DKSH Holding AG.	6,220
8,435	*,e	DO & CO AG.	710
799,978		Downer EDI Ltd	2,791
47,433	*	Driven Brands Holdings, Inc	1,306
148,534	*	Dun & Bradstreet Holdings, Inc	2,232
45,898		Duskin Co Ltd	979
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
386,000		Dynagreen Environmental Protection Group Co Ltd	$162
12,636		Ecopro HN Co Ltd	377
38,000		ECOVE Environment Corp	318
327,233		Elis S.A.	4,379
37,120		en-japan, Inc	486
21,164		Ennis, Inc	428
113,462		Equifax, Inc	20,739
638,569		Experian Group Ltd	18,749
59,788		Exponent, Inc	5,469
29,016	e	Fila S.p.A	253
475,982	*	First Advantage Corp	6,031
30,544	*	Forrester Research, Inc	1,461
42,147	*	Franklin Covey Co	1,946
3,021,700		Frontken Corp BHD	1,577
31,086	*	FTI Consulting, Inc	5,622
21,965		Fullcast Co Ltd	352
72,654		Funai Soken Holdings, Inc	1,158
16,193	*	GDI Integrated Facility Services, Inc	574
95,510	*,e	Geo Group, Inc	630
213,535	e	GFL Environmental, Inc	5,501
306,700	g	GPS Participacoes e Empreendimentos S.A.	618
19,473	*	Grupa Pracuj S.A.	244
65,474	*	Harsco Corp	466
1,956,995		Hays plc	2,676
97,502		Healthcare Services Group	1,698
22,508		Heidrick & Struggles International, Inc	728
56,926	*	Heritage-Crystal Clean, Inc	1,535
62,921		Herman Miller, Inc	1,653
4,916	*	HireRight Holdings Corp	70
6,852	e	HNI Corp	238
649,473		HomeServe plc	9,266
37,045	*	Huron Consulting Group, Inc	2,408
130,433	*	IAA, Inc	4,274
176,464		ICF International, Inc	16,764
258,370		Indian Railway Catering & Tourism Corp Ltd	1,894
26,006		Insource Co Ltd	436
53,725		Insperity, Inc	5,363
30,740	*	Insun ENT Co Ltd	205
153,248		Interface, Inc	1,922
218,989		Intertek Group plc	11,256
103,789	*,g	Intertrust NV	2,082
885,568		Intrum Justitia AB	16,940
240,023		IPH Ltd	1,350
10,844	e	IR Japan Holdings Ltd	164
183,534	*	ISS AS	2,926
16,600		JAC Recruitment Co Ltd	213
114,415		Jacobs Engineering Group, Inc	14,546
994,300		Japan Elevator Service Holdings Co Ltd	10,400
537,649	*	Johnson Service Group plc	652
98,592	*	KAR Auction Services, Inc	1,456
121,298		KBR, Inc	5,870
98,619		Kelly Services, Inc (Class A)	1,956
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,686		KEPCO Plant Service & Engineering Co Ltd	$731
159,990		Kforce, Inc	9,814
49,767		Kimball International, Inc (Class B)	382
98,308		Kokuyo Co Ltd	1,246
41,861		Korn/Ferry International	2,429
18,336	*,e	Legalzoom.com, Inc	202
124,956		Leidos Holdings, Inc	12,584
77,406	*	Li-Cycle Holdings Corp	533
82,901		LifeWorks, Inc	1,989
38,889	e	Link And Motivation, Inc	137
87,534		Loomis AB	2,138
18,691		Maharah Human Resources Co	307
11,500	*	Management Solutions Co Ltd	194
47,368		Manpower, Inc	3,619
17,141		Mantech International Corp (Class A)	1,636
102,847	*	Marlowe plc	926
14,262		Matsuda Sangyo Co Ltd	211
25,821		Matthews International Corp (Class A)	740
79,336		McMillan Shakespeare Ltd	534
83,184		Meitec Corp	1,341
184,096	*,e	Meltwater Holding BV	196
386,038		Michael Page International plc	1,891
9,000		Midac Holdings Co Ltd	187
1,716,902		Mitie Group	1,179
47,444	e	Mitsubishi Pencil Co Ltd	513
4,240	*	Montrose Environmental Group, Inc	143
34,040		MSA Safety, Inc	4,121
44,852		NICE Information Service Co Ltd	499
321,248		Nielsen NV	7,459
715,270		Nihon M&A Center, Inc	7,625
19,200		Nippon Kanzai Co Ltd	367
218,111		Nippon Parking Development Co Ltd	274
8,559		NL Industries, Inc	84
253,348		Nomura Co Ltd	1,736
67,928		Okamura Corp	606
134,909		Outsourcing, Inc	1,032
201,400		Park24 Co Ltd	2,785
24,300		Pasona Group, Inc	338
135,826		Persol Holdings Co Ltd	2,480
33,842		Pilot Corp	1,205
392,213		Pitney Bowes, Inc	1,420
41,342	*,e	Planet Labs PBC	179
123,827		Prestige International, Inc	619
513,742	e,g	Prosegur Cash S.A.	335
220,043		Prosegur Cia de Seguridad S.A.	390
15,649,500	*	PSG Corp PCL	468
100,932	*,e	PyroGenesis Canada, Inc	195
28,132	*	Quad Graphics, Inc	77
84,491	g	Quess Corp Ltd	660
372,303	*,e	Raksul, Inc	5,158
125,284	e	Randstad Holdings NV	6,055
4,778,574		Recruit Holdings Co Ltd	140,731
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,450	*	Red Violet, Inc	$28
240,190		RELX plc	6,495
2,198,200		RELX plc	59,684
96,408	*	Renewi plc	848
1,946,253		Rentokil Initial plc	11,282
187,450		Republic Services, Inc	24,532
27,095		Resources Connection, Inc	552
151,152		Restore plc	804
131,793		Ritchie Bros Auctioneers, Inc	8,575
107,909		Robert Half International, Inc	8,081
225,076		Rollins, Inc	7,860
360,889		RWS Holdings plc	1,523
20,488		S1 Corp (Korea)	1,016
97,352		Sato Corp	1,341
44,712	*	Saudi Airlines Catering Co	853
51,484		Science Applications International Corp	4,793
34,125	*,e	Sdiptech AB	791
193,506		Secom Co Ltd	11,948
323,680		Securitas AB (B Shares)	2,798
1,419,670		Serco Group plc	3,011
122,207		SG Fleet Group Ltd	181
6,663		SGS S.A.	15,283
41,435		Shanghai M&G Stationery, Inc	348
100,500	*,†	Shanghai Youngsun Investment Co Ltd	1
34,894	*	SIS Ltd	201
151,377		Smart Metering Systems plc	1,510
306,202		SmartGroup Corp Ltd	1,294
358,287		SMS Co Ltd	7,107
27,721		Societe BIC S.A.	1,521
88,100		Sohgo Security Services Co Ltd	2,446
10,907	*	SP Plus Corp	335
430,023		SPIE S.A.	9,385
101,123	*,e	Spire Global, Inc	117
77,832		S-Pool, Inc	649
86,000		Sporton International, Inc	507
129,777	e	Stantec, Inc	5,685
72,712		Steelcase, Inc (Class A)	780
80,570	*	Stericycle, Inc	3,533
5,884	*,e	Sterling Check Corp	96
275,836		Sthree plc	1,194
73,000		Sunny Friend Environmental Technology Co Ltd	484
435,000		Taiwan Secom Co Ltd	1,485
222,000		Taiwan-Sogo Shinkong Security Corp	299
36,975	e	Talenom Oyj	375
10,648	*	TeamLease Services Ltd	436
560,654		TechnoPro Holdings, Inc	11,255
119,990		Teleperformance	37,051
11,400		Tetra Tech, Inc	1,557
214,037		Thomson Reuters Corp	22,313
43,413		Tinexta S.p.A	1,017
275,650		TOMRA Systems ASA	5,173
205,617		Toppan Printing Co Ltd	3,430
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
179,985		TransUnion	$14,397
50,400		TRE Holdings Corp	702
120,572	*	TriNet Group, Inc	9,359
111,682	*	TrueBlue, Inc	1,999
12,354		Unifirst Corp	2,127
121,591	*	Upwork, Inc	2,515
32,999		UT Group Co Ltd	547
335,220		Verisk Analytics, Inc	58,023
16,431	*	Viad Corp	454
18,500	*	Visional, Inc	839
9,308		VSE Corp	350
434,460		Waste Connections, Inc	53,856
907,547		Waste Management, Inc	138,837
12,100		WDB Holdings Co Ltd	205
6,500		Weathernews, Inc	319
9,176	*	Willdan Group, Inc	253
311,470		Wolters Kluwer NV	30,187
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
70,200		Zhejiang Weiming Environment Protection Co Ltd	350
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,344,010

CONSUMER DURABLES & APPAREL - 1.9%
1,030,000	*	361 Degrees International Ltd	557
54,423		Acushnet Holdings Corp	2,268
363,544		Adidas-Salomon AG.	64,577
436,903	*	Aditya Birla Fashion and Retail Ltd	1,315
170,820		Aksa Akrilik Kimya Sanayii	592
336,642	*	Allbirds, Inc	1,323
2,019,643	*	Alok Industries Ltd	565
256,600		Alpargatas S.A.	938
17,903	*	Amber Enterprises India Ltd	511
72,634	*,e	AMMO, Inc	280
824,000		AmTRAN Technology Co Ltd	351
1,315,555		Anta Sports Products Ltd	16,190
74,400		Arezzo Industria e Comercio S.A.	989
97,347		Ariston Holding NV	797
188,573		Asics Corp	3,415
98,630		Azorim-Investment Development & Construction Co Ltd	373
49,663	*	Bajaj Electricals Ltd	645
251,136		Bandai Namco Holdings Inc	17,728
227,368		Barratt Developments plc	1,272
61,715		Bata India Ltd	1,309
27,077	*	Beazer Homes USA, Inc	327
3,917		Beijing Roborock Technology Co Ltd	362
144,200		Bellway plc	3,791
78,154		Beneteau S.A.	794
15,558		Berkeley Group Holdings plc	707
94,840		Bonava AB	276
537,000	*,†,e	Boshiwa International Holding Ltd	1
2,300,472	e	Bosideng International Holdings Ltd	1,429
259,673		Bovis Homes Group plc	2,645
116,598	e	Breville Group Ltd	1,447
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,369		BRP, Inc (Toronto)	$2,792
39,876		Brunello Cucinelli S.p.A	1,801
69,479		Brunswick Corp	4,543
56,344		Burberry Group plc	1,130
6,583,886		Cairn Homes plc	6,865
7,000,131		Cairn Homes plc (London)	7,269
665,316	*	Callaway Golf Co	13,572
65,926	*,e	Canada Goose Holdings, Inc	1,189
539,538	*	Capri Holdings Ltd	22,126
3,744		Carter’s, Inc	264
230,200	*	Casio Computer Co Ltd	2,136
12,278	*	Cavco Industries, Inc	2,406
43,813	*	CCC S.A.	454
23,129		Century Communities, Inc	1,040
599,000		China Lilang Ltd	298
21,900	e	Chofu Seisakusho Co Ltd	285
389,357		Chow Sang Sang Holding	435
714,752		Cie Financiere Richemont S.A.	76,881
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	255
7,600		Clarus Corp	144
2,171,746		Coats Group plc	1,650
3,041		Columbia Sportswear Co	218
577,287	*,g	Countryside Properties plc	1,750
62,928		Coway Co Ltd	3,114
32,799		COWELL FASHION Co Ltd	155
299,379		Crest Nicholson Holdings plc	893
164,808	*	Crocs, Inc	8,021
744,231		Crompton Greaves Consumer Electricals Ltd	3,209
656,375	g	Crystal International Group Ltd	227
12,391		Cuckoo Electronics Co Ltd	153
362,200		Cyrela Brazil Realty S.A.	818
19,500		Daiwa Seiko, Inc	307
9,467		Danya Cebus Ltd	220
28,494	*	Deckers Outdoor Corp	7,276
88,008	e	De’Longhi S.p.A.	1,641
13,126		Delta-Galil Industries Ltd	647
31,302		Descente Ltd	726
14,530		DI Dong Il Corp	181
35,111		Dixon Technologies India Ltd	1,596
306,941		DR Horton, Inc	20,316
1,265,751		Dr. Martens PLC	3,689
3,228	*,e	Dream Finders Homes, Inc	34
37,463	*	Duni AB	299
631,869		Eclat Textile Co Ltd	8,851
28,200		Ecovacs Robotics Co Ltd	515
2,124		Einhell Germany AG.	323
13,858		Electra Consumer Products 1970 Ltd	585
477,288	e	Electrolux AB	6,447
31,070	*,e	Ermenegildo Zegna Holditalia S.p.A	328
36,357		ES-Con Japan Ltd	205
1,198,479		Essilor International S.A.	181,704
20,083		Ethan Allen Interiors, Inc	406
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
125,700		Ez Tec Empreendimentos e Participacoes S.A.	$347
17,577		F&F Co Ltd	1,827
1,282,689		Feng TAY Enterprise Co Ltd	7,569
24,654	*,†	FF Group	0	^
58,770		Fila Korea Ltd	1,277
1,130		Forbo Holding AG.	1,510
789,000		Formosa Taffeta Co Ltd	708
39,079	*,e	Fossil Group, Inc	202
339,999	*,†,e	Fuguiniao Co Ltd	0	^
72,221		Fujitsu General Ltd	1,434
159,000		Fulgent Sun International Holding Co Ltd	926
106,000		Fusheng Precision Co Ltd	680
38,387		Games Workshop Group plc	3,125
80,055		Garmin Ltd	7,865
8,937		Garware Technical Fibres Ltd	349
310,856		Giant Manufacturing Co Ltd	2,513
160,110	*	G-III Apparel Group Ltd	3,239
309,630		Gildan Activewear, Inc	8,912
1,547,329	*,g	Glenveagh Properties plc	1,513
3,460,973	*,g	Glenveagh Properties plc (London)	3,379
984,000	*,e	Golden Solar New Energy Technology Holdings Ltd	1,365
28,347		Goldwin, Inc	1,593
4,212		Golfzon co Ltd	436
474,230	*	GoPro, Inc	2,623
137,000		Gree Electric Appliances, Inc of Zhuhai	692
18,995	*	Green Brick Partners, Inc	372
355,900		Grendene S.A.	478
583,500		GRUPO DE MODA SOMA S.A.	1,026
455,900		Guararapes Confeccoes S.A.	591
16,318		Gunze Ltd	442
2,493,201		Haier Smart Home Co Ltd	9,280
428,270		Haier Smart Home Co Ltd	1,761
15,816		Handsome Co Ltd	375
29,282		Hanesbrands, Inc	301
38,505		Hangzhou Robam Appliances Co Ltd	208
20,103		Hansae Co Ltd	263
11,988		Hanssem Co Ltd	595
18,064	e	Harvia Oyj	514
113,809		Hasbro, Inc	9,319
280,572		Haseko Corp	3,295
4,099	*,e	Helen of Troy Ltd	666
25,486		Hermes International	28,683
6,806	*	Hitachi Home & Life Solutions India Ltd	128
108,145	*	HLB, Inc	2,962
466,000	*,†	HOSA International Ltd	1
1,457	*	Hovnanian Enterprises, Inc	62
132,549		Hugo Boss AG.	7,019
20,663		Hwaseung Enterprise Co Ltd	191
94,150		Iida Group Holdings Co Ltd	1,445
75,375		Indo Count Industries Ltd	126
3,895		Installed Building Products, Inc	324
6,018	*	iRobot Corp	221
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,810		Japan Wool Textile Co Ltd	$333
39,284		Jason Furniture Hangzhou Co Ltd	333
60,294		JM AB	1,002
343,000		JNBY Design Ltd	393
128,000		Johnson Health Tech Co Ltd	235
4,403		Johnson Outdoors, Inc	269
12,952		Kaufman & Broad S.A.	354
59,121		KB Home	1,683
1,230,000	*	Kinpo Electronics	540
10,400		Ki-Star Real Estate Co Ltd	361
222,000		KMC Kuei Meng International In	1,237
575,000		Konka Group Co Ltd	156
29,362		Kontoor Brands, Inc	980
101,215		KPR Mill Ltd	662
10,156	*	Landsea Homes Corp	68
7,681	*,e	Latham Group, Inc	53
36,653		La-Z-Boy, Inc	869
6,898	*	Legacy Housing Corp	90
118,763		Leggett & Platt, Inc	4,107
228,627		Lennar Corp (Class A)	16,134
13,828		Lennar Corp (Class B)	812
187,901		Levi Strauss & Co	3,067
20,025		LF Corp	240
171,709		LG Electronics, Inc	11,710
16,052	*	LGI Homes, Inc	1,395
2,614,121		Li Ning Co Ltd	24,340
11,515		Lifetime Brands, Inc	127
24,292	*	Lock & Lock Co Ltd	143
2,678	*	Lovesac Co	74
1,217		LPP S.A.	2,459
182,392	*	Lululemon Athletica, Inc	49,722
9,119		LUX Industries Ltd	203
303,616		LVMH Moet Hennessy Louis Vuitton S.A.	186,079
20,305	*	M/I Homes, Inc	805
261,000		Makalot Industrial Co Ltd	1,240
3,230	*	Malibu Boats, Inc	170
2,103,784		Man Wah Holdings Ltd	2,272
6,442	*,†	Mariella Burani S.p.A.	0	^
30,036		Marimekko Oyj	390
1,632		Marine Products Corp	16
3,330	*	MasterCraft Boat Holdings, Inc	70
1,406,840	*	Mattel, Inc	31,415
94,230	g	Mavi Giyim Sanayi Ve Ticaret AS.	296
56,236		Maytronics Ltd	797
37,402		MDC Holdings, Inc	1,208
250,000		Merida Industry Co Ltd	2,148
28,743	*	Meritage Homes Corp	2,084
86,700		Midea Group Co Ltd	785
133,668	e	MIPS AB	5,870
50,700		Mizuno Corp	875
50,164	*	Mohawk Industries, Inc	6,225
1,138,493		Moncler S.p.A	49,053
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,746	e	Movado Group, Inc	$425
375,200		MRV Engenharia e Participacoes S.A.	560
8,500	e	Nagawa Co Ltd	504
33,044	e,g	Neinor Homes S.A.	415
48,891		New Wave Group AB (B Shares)	654
464,905		Newell Brands Inc	8,852
173,448		Nien Made Enterprise Co Ltd	1,712
2,048,799		Nike, Inc (Class B)	209,387
1,230,100		Nikon Corp	14,185
154,082	e	Nobia AB	415
13,761	*	NVR, Inc	55,101
12,604	*,e	On Holding AG.	223
54,700		Open House Co Ltd	2,177
20,732	*	Oppein Home Group, Inc	467
126,391		Orient Electric Ltd	437
261,570	e,g	OVS S.p.A	428
15,304		Oxford Industries, Inc	1,358
1,060,778		Pacific Textile Holdings Ltd	424
6,670		Page Industries Ltd	3,400
1,599,968		Panasonic Corp	12,918
41,360		Pandora AS	2,628
402,000	*,†	Peace Mark Holdings Ltd	0	^
300,558	*	Peloton Interactive, Inc	2,759
44,661		Persimmon plc	1,016
20,656	*,†	PIK Group (GDR)	0	^
26,099	*,e	PLBY Group, Inc	167
54,662	e	Polaris Inc	5,427
2,654,006		Pou Chen Corp	2,636
5,590,740		Prada S.p.A	31,441
27,985		Pressance Corp	311
233,670		Pulte Homes, Inc	9,260
65,221		Puma AG. Rudolf Dassler Sport	4,327
54,174	*,e	Purple Innovation, Inc	166
18,749		PVH Corp	1,067
579,000		Q Technology Group Co Ltd	400
79,000		Quang Viet Enterprise Co Ltd	289
117,766		Rajesh Exports Ltd	935
4,654		Ralph Lauren Corp	417
38,768		Raymond Ltd	432
563,392		Redrow plc	3,364
60,938		Relaxo Footwears Ltd	745
60,700		Rinnai Corp	4,181
5,926		Rocky Brands, Inc	203
16,100	e	Roland Corp	478
526,000		Ruentex Industries Ltd	1,373
260,572	*,e	Safilo Group S.p.A.	338
61,492	e	Salvatore Ferragamo Italia S.p.A	950
46,624		Sangetsu Co Ltd	536
154,900		Sankyo Co Ltd	4,686
14,574		Sanlorenzo S.p.A	490
26,043		SEB S.A.	2,513
284,100		Sega Sammy Holdings, Inc	4,563
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,000		Seiko Holdings Corp	$662
51,293		Seiren Co Ltd	765
237,962		Sekisui Chemical Co Ltd	3,262
445,845		Sekisui House Ltd	7,827
161,493		Sharp Corp	1,249
15,318	*	Sheela Foam Ltd	516
933,338		Shenzhou International Group Holdings Ltd	11,392
82,645		Shimano, Inc	13,922
12,764	*	Skechers U.S.A., Inc (Class A)	454
194,709	*	Skyline Champion Corp	9,233
1,816,000		Skyworth Digital Holdings Ltd	901
126,364		Smith & Wesson Brands, Inc	1,659
16,668	*,e	Snap One Holdings Corp	153
31,800	e	Snow Peak, Inc	634
135,018	*,e	Solo Brands, Inc	548
212,129	*	Sonos, Inc	3,827
3,323,417		Sony Corp	271,047
700		Sony Corp (ADR)	57
504,345	*,g	Spin Master Corp	16,460
19,478	*,e	Spinnova Oyj	138
757,000		Stella International Holdings Ltd	724
664,018		Steven Madden Ltd	21,388
3,572		Sturm Ruger & Co, Inc	227
167,597		Sumitomo Forestry Co Ltd	2,384
9,654		Superior Uniform Group, Inc	171
11,868	*	Swatch Group AG.	2,819
7,699		Swatch Group AG. (Registered)	344
14,878		Symphony Ltd	166
1,312,000		Tainan Spinning Co Ltd	849
295,000		Taiwan Paiho Ltd	683
17,900	e	Tama Home Co Ltd	324
56,500		Tamron Co Ltd	1,047
190,064		Tapestry, Inc	5,801
131,711	*	Taylor Morrison Home Corp	3,077
3,808,893		Taylor Wimpey plc	5,426
1,107,000	*	TCL Multimedia Technology Holdings Ltd	524
595,445		TCL Technology Group Corp	427
162,398	g	Technogym S.p.A	1,062
160,882		Tempur Sealy International, Inc	3,438
319,500		Texhong Textile Group Ltd	338
121,882	e,g	Thule Group AB	3,015
401,448		Titan Industries Ltd	9,895
12,082	*	Tod’s S.p.A.	377
7,390		Token Corp	421
105,961		Toll Brothers, Inc	4,726
91,601		Tomy Co Ltd	921
45,816	*	Tonies SE	210
31,678	*	TopBuild Corp	5,295
64,000		Topkey Corp	277
546,966	*,e	Traeger, Inc	2,325
82,206	*	TRI Pointe Homes, Inc	1,387
2,572,706		Trident Ltd	1,267
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,648		TTK Prestige Ltd	$471
39,266	*,e	Tupperware Brands Corp	249
293,109	*	Under Armour, Inc (Class A)	2,442
1,369,508	*	Under Armour, Inc (Class C)	10,381
13,278	*	Unifi, Inc	187
10,841	*	Universal Electronics, Inc	277
27,843	*	Universal Entertainment Corp	298
57,924		Vaibhav Global Ltd	221
6,530		VAN DE Velde	237
137,381		Vardhman Textiles Ltd	462
359,704		Vestel Beyaz Esya Sanayi ve Ticaret AS	195
111,640		Vestel Elektronik Sanayi	158
287,000		Vesync Co Ltd	175
237,834		VF Corp	10,505
76,617	*,e	Victoria plc	421
79,043	*,e	Vinco Ventures, Inc	109
76,036		VIP Industries Ltd	604
65,183	*	Vista Outdoor, Inc	1,819
4,568,000		Viva China Holdings Ltd	730
273,900		Vivara Participacoes S.A.	1,150
12,427	*,e	Vizio Holding Corp	85
15,817	*,e	Vuzix Corp	112
4,537	*	V-ZUG Holding AG.	423
136,313		Wacoal Holdings Corp	2,157
25,215	e	Weber, Inc	182
506,559		Welspun India Ltd	447
284,612		Whirlpool Corp	44,078
37,698		Whirlpool of India Ltd	747
14,631		Wolverine World Wide, Inc	295
49,766		Xiamen Intretech, Inc	160
1,567,500	e	XTEP International Holdings	2,840
92,704		Yamaha Corp	3,822
345,615	*	YETI Holdings, Inc	14,955
147,200		Yonex Co Ltd	1,241
26,859		Youngone Corp	797
7,434		Youngone Holdings Co Ltd	269
917,000		Yue Yuen Industrial Holdings	1,194
123,612		Zhejiang Semir Garment Co Ltd	110
14,213		Zhejiang Supor Co Ltd	120
11,613		Zinus, Inc	437
36,700	e	Zojirushi Corp	375
		TOTAL CONSUMER DURABLES & APPAREL	2,004,962

CONSUMER SERVICES - 2.4%
83,206	*	2U, Inc	871
441,558		888 Holdings plc	901
215,932	g	AcadeMedia AB	962
303,598	*	Accel Entertainment, Inc	3,224
281,935	*	Accor S.A.	7,692
136,251	e	ADT, Inc	838
37,348	*	Adtalem Global Education, Inc	1,343
172,532	*	Airbnb, Inc	15,369
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
214,800	*,e	Airtrip Corp	$4,049
650,600	*,e	Alsea SAB de C.V.	1,232
16,230	*	American Public Education, Inc	262
91,035	*	AmRest Holdings SE	368
458,200	*	Anima Holding S.A.	341
203,192		ARAMARK Holdings Corp	6,224
20,760	e	ARCLAND SERVICE Co Ltd	322
7,989,677	a,e	Arcos Dorados Holdings, Inc	53,850
653,464		Aristocrat Leisure Ltd	15,543
5,747,068		Asset World Corp PCL	795
20,164		Ataa Educational Co	330
125,800	*,e	Atom Corp	725
224,561	*	Autogrill S.p.A.	1,494
32,793	*,e	Bally’s Corp	649
61,129	*,g	Basic-Fit NV	2,304
73,395	*	Beachbody Co, Inc	88
82,400		Benesse Holdings, Inc	1,333
896,700		Berjaya Sports Toto BHD	372
767,350	*,e	Betmakers Technology Group Ltd	181
133,223		Betsson AB	806
743	*	Biglari Holdings, Inc (B Shares)	91
18,378	*	BJ’s Restaurants, Inc	398
4,276,700	*	Bloomberry Resorts Corp	452
475,789		Bloomin’ Brands, Inc	7,908
28,780		Bluegreen Vacations Holding Corp	718
181,376	*	Booking Holdings, Inc	317,225
31,256	*,e	Bowlero Corp	331
156,476		Boyd Gaming Corp	7,785
82,461	*	Bright Horizons Family Solutions	6,970
10,987	*	Brinker International, Inc	242
47,700		BTG Hotels Group Co Ltd	177
236,192	*	Burger King India Ltd	333
320,962	*	Caesars Entertainment, Inc	12,293
464,000		Cafe de Coral Holdings Ltd	747
329,435		Cairo Investment & Real Estate Development Co SAE	197
791,334	*,e	Carnival Corp	6,845
177,958	*	Carnival plc	1,372
2,864		Carriage Services, Inc	114
90,695	*,e	Cary Group AB	562
540,400	*	Central Plaza Hotel PCL	675
6,137	*	Century Casinos, Inc	44
65,027	*	Chalet Hotels Ltd	260
75,983		Cheesecake Factory	2,007
21,790	*	Chegg, Inc	409
653,000	e,g	China East Education Holdings Ltd	347
1,101,000		China Education Group Holdings Ltd	1,090
2,128,000	*,†	China Maple Leaf Educational Systems Ltd	48
1,092,000	g	China New Higher Education Group Ltd	375
2,728,000	*	China Travel International Inv HK	571
2,202,000	g	China Yuhua Education Corp Ltd	390
49,310	*	Chipotle Mexican Grill, Inc (Class A)	64,461
55,317		Choice Hotels International, Inc	6,175
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
91,534		Churchill Downs, Inc	$17,532
15,587	*	Chuy’s Holdings, Inc	310
26,603		Cie des Alpes	401
2,295,000	*	Cogna Educacao	938
128,299		Collins Foods Ltd	879
86,400	e	Colowide Co Ltd	1,172
2,160,269		Compass Group plc	44,353
140,222	*	Corporate Travel Management Ltd	1,801
73,205	*	Coursera, Inc	1,038
8,686		Cracker Barrel Old Country Store, Inc	725
135,000		Create Restaurants Holdings, Inc	931
226,900		Cruzeiro do Sul Educacional S.A.	126
66,900		Curves Holdings Co Ltd	327
271,800	*	CVC Brasil Operadora e Agencia de Viagens S.A.	363
195,429		Dadi Early-Childhood Education Group Ltd	755
241,027	*	Dalata Hotel Group plc	878
410,076		Darden Restaurants, Inc	46,388
37,265	*	Dave & Buster’s Entertainment, Inc	1,222
91,369		Delta Corp Ltd	194
159,741	*,e	Denny’s Corp	1,387
295,697	*	Devyani International Ltd	585
4,121		Dine Brands Global Inc.	268
62,794		Domino’s Pizza Enterprises Ltd	2,952
470,086		Domino’s Pizza Group plc	1,598
35,056		Domino’s Pizza, Inc	13,662
9,983		DoubleUGames Co Ltd	296
33,018		Doutor Nichires Holdings Co Ltd	375
310,196	*,e	DraftKings, Inc	3,620
23,526	*,e	Duolingo, Inc	2,060
53,780	*	Dur Hospitality Co	317
49,770		Easy Trip Planners Ltd	248
538,000		EC Healthcare	543
71,078	*	eDreams ODIGEO S.A.	387
157,036	*	EIH Ltd	249
17,018	*	El Pollo Loco Holdings, Inc	167
142,393	*,g	Elior Participations S.C.A	319
66,798	*	Emerson Pacific, Inc	342
614,125	*	Entain PLC	9,346
4,671	e	European Wax Center, Inc	82
876,929	*	Everi Holdings, Inc	14,303
267,843	g	Evolution Gaming Group AB	24,503
166,670	*	Expedia Group, Inc	15,805
8,086	*,e	F45 Training Holdings, Inc	32
16,836	*	Fattal Holdings 1998 Ltd	1,762
38,980	*,e	First Watch Restaurant Group, Inc	562
185,497	*,e	Flight Centre Travel Group Ltd	2,231
198,578	*	Flutter Entertainment plc	20,061
174,670	*	Flutter Entertainment plc	17,708
72,000		Formosa International Hotels Corp	403
290,000	*,e,g	Fosun Tourism Group	494
149,547	*	frontdoor, Inc	3,601
2,243,000		Fu Shou Yuan International Group Ltd	1,616
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,999		Fuji Kyuko Co Ltd	$837
19,400	*,e	Fujio Food System Co Ltd	188
21,572	*,e	Full House Resorts, Inc	131
943,826		G8 Education Ltd	689
2,306,622		Galaxy Entertainment Group Ltd	13,818
2,498,497		Genting BHD	2,576
3,412,281		Genting Malaysia BHD	2,202
6,185,070		Genting Singapore Ltd	3,208
3,261	*	Golden Entertainment, Inc	129
111,000		Gourmet Master Co Ltd	413
3,078		Graham Holdings Co	1,745
34,457	*	Grand Canyon Education, Inc	3,246
31,086	*	Grand Korea Leisure Co Ltd	312
222,733		Greggs plc	4,932
159,100	*,e	GSX Techedu, Inc (ADR)	312
205,479	*,g	Gym Group plc	476
236,145		H&R Block, Inc	8,341
1,610,000	*,e,g	Haichang Holdings Ltd	1,636
775,776	e,g	Haidilao International Holding Ltd	1,816
12,544	*	Hana Tour Service, Inc	525
61,189		Heiwa Corp	909
293,000	*,e	Helens International Holdings Co ltd	677
26,940		Herfy Food Services Co	306
26,337		Hiday Hidaka Corp	401
189,211	*	Hilton Grand Vacations, Inc	6,761
826,729		Hilton Worldwide Holdings, Inc	92,131
59,428	*	HIS Co Ltd	893
3,966,000	e,g	Hope Education Group Co Ltd	329
299,800		Huangshan Tourism Development Co Ltd	238
318,955		Huazhu Group Ltd (ADR)	12,152
108,096		Humansoft Holding Co KSC	1,091
43,717	*	Hyatt Hotels Corp	3,231
17,700		Ichibanya Co Ltd	615
1,546,600		IDP Education Ltd	25,326
844,609		Indian Hotels Co Ltd	2,418
8,340	*,e	Inspirato, Inc	39
29,750	*	Inspired Entertainment, Inc	256
218,635		InterContinental Hotels Group plc	11,620
287,879	e	International Game Technology plc	5,343
159,030	e	Invocare Ltd	1,148
15,299		Jack in the Box, Inc	858
844,000		JH Educational Technology, Inc	429
856,000	e,g	Jiumaojiu International Holdings Ltd	2,280
490,643		Jollibee Foods Corp	1,818
422,679		Jubilant Foodworks Ltd	2,756
442,434		Jumbo Interactive Ltd	4,352
100,677	*,e	Kambi Group plc	1,650
106,473	*	Kangwon Land, Inc	2,091
24,270	*,e	Kappa Create Co Ltd	257
16,100		Kentucky Fried Chicken Japan Ltd	337
311,181		Kindred Group plc	2,590
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,300	e	Kisoji Co Ltd	$359
57,900		KOMEDA Holdings Co Ltd	982
411,000	*,e,g	Koolearn Technology Holding Ltd	992
48,494		Koshidaka Holdings Co Ltd	272
229,798	e	Krispy Kreme, Inc	3,125
25,704	e	Kura Corp	600
1,120	*,e	Kura Sushi USA, Inc	55
33,683		Kyoritsu Maintenance Co Ltd	1,257
181,494	g	La Francaise des Jeux SAEM	6,302
2,940,688	*	Las Vegas Sands Corp	98,778
381,359		Laureate Education, Inc	4,412
29,002		Leejam Sports Co JSC	694
499,437	*,g	Lemon Tree Hotels Ltd	389
89,305	g	LeoVegas AB	529
36,138	*,e	Life Time Group Holdings, Inc	465
25,638	*,e	Lindblad Expeditions Holdings, Inc	208
23,700		LITALICO, Inc	374
42,260	*	Lotte Tour Development Co Ltd	400
4,049,828	*	Lottery Corp Ltd	12,635
355,000		Lung Yen Life Service Corp	510
837,100		Magnum BHD	318
68,987	*	Mahindra Holidays & Resorts India Ltd	188
440,070		Marriott International, Inc (Class A)	59,854
36,657		Marriott Vacations Worldwide Corp	4,260
804,371	*	Marston’s plc	504
8,300	e	Matsuya Foods Co Ltd	238
2,159,165		McDonald’s Corp	533,055
119,799	e	McDonald’s Holdings Co Japan Ltd	4,364
8,790		MegaStudyEdu Co Ltd	532
3,849,793	*	Melco Crown Entertainment Ltd (ADR)	22,136
811,817	*	Melco International Development	601
139,361	*	Melia Hotels International S.A.	890
1,182,800	*,e	MGM China Holdings Ltd	672
336,106		MGM Resorts International	9,730
3,321,400	*	Minor International PCL	3,205
74,857	*,e	Mister Car Wash, Inc	814
315,221	*	Mitchells & Butlers plc	711
309,300		MK Restaurants Group PCL	458
2,188	*	Monarch Casino & Resort, Inc	128
11,334		Monogatari Corp	492
25,800		MOS Food Services, Inc	594
24,522	e	MTY Food Group, Inc	976
22,412		National Co for Learning & Education	357
398,500	*,e	Nayuki Holdings Ltd	338
2,850	*,e	NEOGAMES S.A.	38
8,347	*	Nerdy, Inc	18
168,296	*	New Oriental Education & Technology Group, Inc (ADR)	3,427
161,306	*	Noodles & Co	758
344,906	*,e	Norwegian Cruise Line Holdings Ltd	3,835
14,100		Ohsho Food Service Corp	727
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
199,958	*,g	On the Beach Group plc	$348
17,710	*	ONE Group Hospitality, Inc	131
11,042	*	OneSpaWorld Holdings Ltd	79
220,981		OPAP S.A.	3,178
13,584	*,e	Open Door, Inc	185
211,498		Oriental Land Co Ltd	29,536
29,667		Papa John’s International, Inc	2,478
48,314	*	Paradise Co Ltd	504
111,860	e	Park Lawn Corp	2,958
38,470	*,†	Patisserie Holdings plc	0	^
215,909	*	Penn National Gaming, Inc	6,568
58,699	*	Perdoceo Education Corp	691
448,000		Perfect Shape Medical Ltd	241
80,965	*	Planet Fitness, Inc	5,506
268,529	*	Playtech Ltd	1,776
23,905		Plenus Co Ltd	352
1,829,683	*,e	PointsBet Holdings Ltd	3,404
11,336	e	Pollard Banknote Ltd	178
4,334	*,e	Portillo’s, Inc	71
27,702	*,e	PowerSchool Holdings, Inc	334
238,441	*	Rank Group plc	248
1,564		RCI Hospitality Holdings, Inc	76
24,989	*,e	Recipe Unlimited Corp	243
115,030		Red Rock Resorts, Inc	3,837
97,700		Resorttrust, Inc	1,600
350,063	e	Restaurant Brands International, Inc (Toronto)	17,560
929,663	*	Restaurant Group plc	507
28,900	e	Ringer Hut Co Ltd	497
120,000		Riso Kyoiku Co Ltd	282
77,361		Round One Corp	870
14,194	*,e	Rover Group, Inc	53
227,212	*	Royal Caribbean Cruises Ltd	7,932
31,700		Royal Holdings Co Ltd	559
11,946	*	Rush Street Interactive, Inc	56
5,035		Ruth’s Hospitality Group Inc	82
32,000		Saizeriya Co Ltd	635
13,465,892	*	Sands China Ltd	32,395
25,450	*	Sapphire Foods India Ltd	351
181,316	*,e,g	Scandic Hotels Group AB	704
169,534	*	Scientific Games Corp (Class A)	7,966
57,294	*	SeaWorld Entertainment, Inc	2,531
179,817	*	Seera Group Holding	767
25,475		Seobu Truck Terminal Co Ltd	145
143,822		Service Corp International	9,941
6,031	*	Shake Shack, Inc	238
27,939	*	Shanghai Jinjiang International Hotels Development Co Ltd	263
1,228,000	*	Shangri-La Asia Ltd	996
360,472		Shenzhen Overseas Chinese Town Co Ltd	350
68,868	*	Six Flags Entertainment Corp	1,494
3,417,000	*,e	SJM Holdings Ltd	1,553
47,750		SkiStar AB	648
909,196		Sky City Entertainment Group Ltd	1,652
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
261,982	e	Skylark Co Ltd	$3,072
282,700	*	Smartfit Escola de Ginastica e Danca S.A.	545
91,852		Sodexho Alliance S.A.	6,497
6,806	*	Sonder Holdings, Inc	7
91,914		Songcheng Performance Development Co Ltd	211
1,827,212	*	SSP Group plc	5,187
1,049,528	*	Star Entertainment Grp Ltd	2,026
1,814,374		Starbucks Corp	138,600
24,784	*	StoneMor, Inc	85
18,751		Strategic Education, Inc	1,323
145,250	*	Stride, Inc	5,925
128,693		Sushiro Global Holdings Ltd	2,761
79,973	*	Sweetgreen, Inc	932
3,521,785		Tabcorp Holdings Ltd	2,600
481,668	*	TAL Education Group (ADR)	2,346
197,908	*	Target Hospitality Corp	1,130
111,132	*	Terminix Global Holdings, Inc	4,518
352,791		Texas Roadhouse, Inc (Class A)	25,824
1,189,000	e	Tianli Education International Holdings Ltd	163
101,285	e	Tokyotokeiba Co Ltd	2,935
907,620	*	Tongcheng-Elong Holdings Ltd	1,962
52,359	e	Toridoll.corp	893
16,884		Tosho Co Ltd	155
560,791	*,g	Trainline plc	1,966
604,070		Travel & Leisure Co	23,450
629,837	*	Trip.com Group Ltd (ADR)	17,289
1,233,426		TUI AG. (DI)	2,003
12,384	*,e	Udemy, Inc	126
4,969	*	Universal Technical Institute, Inc	35
33,254	*,e	Vacasa, Inc	96
58,344		Vail Resorts, Inc	12,722
64,643	*,e	Vivint Smart Home, Inc	225
450,336	*,e	Webjet Ltd	1,667
274,829		Wendy’s	5,189
79,908	*	Westlife Development Ltd	505
116,143	*	Wetherspoon (J.D.) plc	883
211,338		Whitbread plc	6,409
5,145		Wingstop, Inc	385
47,479	*	WW International Inc	303
407,471		Wyndham Hotels & Resorts, Inc	26,779
36,681,400	*,e	Wynn Macau Ltd	24,994
485,444	*	Wynn Resorts Ltd	27,661
562,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	308
10,970	*	Xponential Fitness, Inc	138
334,600		YDUQS Part	836
73,819	e	Yoshinoya D&C Co Ltd	1,361
45,000	*,e	Youdao, Inc (ADR)	221
26,910		Young & Co’s Brewery plc	372
959,134		Yum China Holdings, Inc	46,518
783,762		Yum! Brands, Inc	88,965
17,113	*	Zeal Network SE	674
107,822		Zensho Co Ltd	2,589
		TOTAL CONSUMER SERVICES	2,506,602
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 4.4%
108,900		360 Finance, Inc (ADR)	$1,884
147,664		3i Group plc	2,001
44,980		ABC Arbitrage	331
25,800		Acom Co Ltd	60
579,829	*	Aditya Birla Capital Ltd	660
126,900		Aeon Credit Service M BHD	400
128,500		AEON Financial Service Co Ltd	1,213
83,900		Aeon Thana Sinsap Thailand PCL	410
49,101	e	AFC Gamma, Inc	753
36,715		Affiliated Managers Group, Inc	4,281
460,987		AGNC Investment Corp	5,103
373,700		Aiful Corp	965
684,859		AJ Bell plc	2,234
1,048,192		Al Waha Capital PJSC	452
13,254		Alerus Financial Corp	316
771,383		Alimtiaz Investment Group KSC	233
605,927		Allfunds Group PLC	4,657
295,520		Ally Financial, Inc	9,903
35,533		Alpha FX Group plc	675
75,759		Altshuler Shaham Financial Ltd	201
1,136,296		Amanat Holdings PJSC	310
100,899		A-Mark Precious Metals, Inc	3,254
1,715,435		American Express Co	237,794
262,833		Ameriprise Financial, Inc	62,470
3,830,961	*	AMP Ltd	2,530
13,681	g	Amundi S.A.	753
10,885	e	Angel Oak Mortgage, Inc	141
29,415		Angel One Ltd	452
277,810	e,g	Anima Holding S.p.A	1,022
751,437	e	Annaly Capital Management, Inc	4,441
40,093		Antin Infrastructure Partners S.A.	946
114,365		Apollo Commercial Real Estate Finance, Inc	1,194
406,301		Apollo Global Management, Inc	19,697
391,935		Arbor Realty Trust, Inc	5,138
38,342		Ares Commercial Real Estate Corp	469
139,040		Ares Management Corp	7,906
87,919	e	ARMOUR Residential REIT, Inc	619
23,611		Artisan Partners Asset Management, Inc	840
547,086		Ashmore Group plc	1,480
240,500		Asia Sermkij Leasing PCL	216
39,600		Asia Sermkij Leasing PCL	36
85,988	*	Assetmark Financial Holdings, Inc	1,614
2,303		Associated Capital Group, Inc	83
1,830	*,e	Atlanticus Holdings Corp	64
31,424		Aurelius AG.	672
94,822		Australian Ethical Investment Ltd	306
171,925		Australian Stock Exchange Ltd	9,718
144,694	e	Avanza Bank Holding AB	2,440
121,314		Avic Capital Co Ltd	63
2,215	*,†	Ayala Corp Preferred	0	^
126,515		Azimut Holding S.p.A.	2,202
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,227		B. Riley Financial, Inc	$179
5,906,229		B3 SA-Brasil Bolsa Balcao	12,369
218,000	*,e,g	Bairong, Inc	273
300,437		Bajaj Finance Ltd	20,672
27,029		Bajaj Finserv Ltd	3,762
46,140	*,e	Bakkt Holdings, Inc	97
181,543	g	Banca Farmafactoring S.p.A	1,222
195,022	e	Banca Generali S.p.A	5,522
29,877		Banca IFIS S.p.A.	425
358,516		Banca Mediolanum S.p.A	2,365
2,525,804		Banco BTG Pactual S.A. - Unit	10,767
23,402		Banco Latinoamericano de Exportaciones S.A. (Class E)	311
1,107,552		Bangkok Commercial Asset Management PCL	546
1,637,402		Bank of New York Mellon Corp	68,296
2,178,167	*	Berkshire Hathaway, Inc (Class B)	594,683
1,154,800	*	Beyond Securities PCL	386
8,766,400		BFI Finance Indonesia Tbk PT	646
744,583		BGC Partners, Inc (Class A)	2,509
242,817		BlackRock, Inc	147,885
291,476	e	Blackstone Mortgage Trust, Inc	8,065
798,473		Blackstone, Inc	72,845
9,112	*	Blucora, Inc	168
70,417	e	Blue Owl Capital, Inc	706
165,400		BOC International China Co Ltd	330
883,285	e	Bolsa Mexicana de Valores S.A. de C.V.	1,568
123,645		Boursa Kuwait Securities Co KPSC	964
313,400		Brewin Dolphin Holdings plc	1,953
1,467,459	e	Bridgepoint Group Ltd	4,316
232,538		Brightsphere Investment Group, Inc	4,188
81,288		BrightSpire Capital, Inc	614
110,754		Broadmark Realty Capital, Inc	743
1,698,160		Brookfield Asset Management, Inc	75,541
131,395		BSE Ltd	997
116,633		Bure Equity AB	2,338
215,190		Burford Capital Ltd	2,110
932,900		Bursa Malaysia BHD	1,404
238,552		Caitong Securities Co Ltd	281
112,636		Canaccord Financial, Inc	738
130,849	*	Cannae Holdings, Inc	2,531
203,313		Capital One Financial Corp	21,183
1,939,000		Capital Securities Corp	913
259,539		Carlyle Group, Inc	8,217
154,826		CBOE Global Markets, Inc	17,525
35,963		Cembra Money Bank AG.	2,578
236,630		Central Depository Services India Ltd	3,357
1,524,131		Chailease Holding Co Ltd	10,694
670,047		Challenger Financial Services Group Ltd	3,172
111,064		Changjiang Securities Co Ltd	99
4,633,143		Charles Schwab Corp	292,722
5,232	e	Chicago Atlantic Real Estate Finance, Inc	79
195,785	e	Chimera Investment Corp	1,727
1,483,000		China Bills Finance Corp	836
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,817,574		China Cinda Asset Management Co Ltd	$1,227
1,132,000		China Everbright Ltd	1,067
2,645,459		China Galaxy Securities Co Ltd	1,530
261,850		China Galaxy Securities Co Ltd (Class A)	379
76,200		China Great Wall Securities Co Ltd	116
1,143,337	g	China International Capital Corp Ltd	2,441
45,600		China International Capital Corp Ltd	304
303,836		China Merchants Securities Co Ltd	655
209,700	e,g	China Renaissance Holdings Ltd	263
111,940		Cholamandalam Financial Holdings Ltd	841
431,450		Cholamandalam Investment and Finance Co Ltd	3,399
234,092		CI Financial Corp	2,486
1,495,965		CITIC Securities Co Ltd	3,353
525,816		CITIC Securities Co Ltd (Class A)	1,707
76,574	e	Claros Mortgage Trust, Inc	1,283
155,464	g	CMC Markets plc	519
454,081		CME Group, Inc	92,950
120,697		Coface S.A.	1,268
50,092		Cohen & Steers, Inc	3,185
12,384	*,e	Coinbase Global, Inc	582
50,467	e	Compass Diversified Trust	1,081
11,536	*	Consumer Portfolio Services, Inc	118
598,124		Coronation Fund Managers Ltd	1,203
31,497		Corp Financiera Alba	1,717
115,789	*	Corp Financiera Colombiana S.A.	572
42,737	e	Cowen Group, Inc	1,012
64,505		Creades AB	489
7,152	*,e	Credit Acceptance Corp	3,386
76,656		Credit Corp Group Ltd	1,074
176,900		Credit Saison Co Ltd	2,030
620,292		Credit Suisse Group	3,541
55,433	*	CreditAccess Grameen Ltd	716
15,512		CRISIL Ltd	647
7,904	*	Cryptyde, Inc	16
215,625		CSC Financial Co Ltd	934
1,496,000		CSSC Hong Kong Shipping Co Ltd	269
5,282		Curo Group Holdings Corp	29
99,298		Daishin Securities Co Ltd	1,158
24,204		Daishin Securities Co Ltd PF	257
1,445,793	*	Daiwa Securities Group, Inc	6,474
18,647		Daou Data Corp	147
26,078		Daou Technology, Inc	351
290,647		Deutsche Bank AG. (Registered)	2,554
25,447		Deutsche Beteiligungs AG.	676
168,911		Deutsche Boerse AG.	28,365
607,077	*	Dhani Services Ltd	277
642		Diamond Hill Investment Group, Inc	111
3,744,000	e	Differ Group Holding Co Ltd	900
533,442		Discover Financial Services	50,453
70,051	g	doBank S.p.A	415
211,225		Dongxing Securities Co Ltd	281
22,031	*	Donnelley Financial Solutions, Inc	645
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,064		Dynex Capital, Inc	$495
548,289		East Money Information Co Ltd	2,088
331,138	*	Eclipx Group Ltd	526
268,473		ECN Capital Corp	1,149
17,318,093		Edelweiss Capital Ltd	11,345
113,005		EFG International	832
43,086		eGuarantee, Inc	685
531,848	*	Egyptian Financial Group-Hermes Holding	337
5,545	*	Electreon Wireless Ltd	101
478,602	e	Element Financial Corp	4,990
48,440	e	Ellington Financial Inc	711
29,330	*,e	Encore Capital Group, Inc	1,694
27,032	*	Enova International, Inc	779
411,321		EQT AB	8,454
2,189,562		Equitable Holdings, Inc	57,082
5,826		Eurazeo	362
1,129,619	g	Euronext NV	92,643
158,806		Everbright Securities Co Ltd	375
152,016		Evercore Inc	14,230
56,106		EXOR NV	3,506
42,795	*	Ezcorp, Inc (Class A)	321
53,861		Factset Research Systems, Inc	20,713
762,401	e	Far East Horizon Ltd	640
15,959		Federated Investors, Inc (Class B)	507
81,161	e	Fiera Capital Corp	586
69,700		Financial Products Group Co Ltd	467
153,600		FinVolution Group (ADR)	730
224,091		First Capital Securities Co Ltd	215
76,236		FirstCash Holdings, Inc	5,299
8,552,989		FirstRand Ltd	32,916
287,808	*	flatexDEGIRO AG.	2,751
38,783	g	Flow Traders	1,113
150,398	*	Focus Financial Partners, Inc	5,123
350,446		Founder Securities Co Ltd	352
122,315		Franklin BSP Realty Trust, Inc	1,649
257,044	e	Franklin Resources, Inc	5,992
6,874,435		Fuhwa Financial Holdings Co Ltd	4,553
62,000	*,e	Futu Holdings Ltd (ADR)	3,237
34,984		Fuyo General Lease Co Ltd	1,985
1,055		GAMCO Investors, Inc (Class A)	22
69,605	e	GCM Grosvenor, Inc	477
1,169,000	g	Genertec Universal Medical Group Company Limited	716
1,251,200	e	Gentera SAB de C.V.	1,002
849,236		GF Securities Co Ltd	1,125
264,108		GF Securities Co Ltd (Class A)	740
25,503		Gimv NV	1,409
12,832,000	*,e	Glory Sun Financial Group Ltd	76
40,301	*,e	GMO Financial Holdings, Inc	231
190,717		goeasy Ltd	14,535
575,555		Goldman Sachs Group, Inc	170,951
4,397,338	*	Grab Holdings Ltd.	11,125
46,791		Granite Point Mortgage Trust, Inc	448
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,161	*	Green Dot Corp	$3,243
31,760		GRENKE AG.	782
14,364		Groupe Bruxelles Lambert S.A.	1,204
31,656	e	Gruppo MutuiOnline S.p.A	802
221,312		Guangzhou Yuexiu Financial Holdings Group Co Ltd	233
106,604	*	Guolian Securities Co Ltd	196
280,049		Guosen Securities Co Ltd	401
3,158,800		Guotai Junan International Hol	375
367,216		Guotai Junan Securities Co Ltd	836
176,654		Guoyuan Securities Co Ltd	164
3,129,810	e	Haitong International Securities Group Ltd	447
2,280,773		Haitong Securities Co Ltd	1,679
488,012		Haitong Securities Co Ltd (Class A)	717
1,852,000	e,g	Haitong UniTrust International Leasing Co Ltd	201
13,477		Hamilton Lane, Inc	905
68,183	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,581
123,618		Hanwha Securities Co	312
51,197		Hargreaves Lansdown plc	494
21,986		Hithink RoyalFlush Information Network Co Ltd	317
2,846,566		Hong Kong Exchanges and Clearing Ltd	140,780
188,000		Hotai Finance Co Ltd	636
41,471		Houlihan Lokey, Inc	3,273
1,206,540	g	Huatai Securities Co Ltd	1,795
153,334		Huatai Securities Co Ltd (Class A)	326
161,200		Huaxi Securities Co Ltd	189
90,075	e	HUB24 Ltd	1,262
34,444	*	Hypoport AG.	6,870
128,393	g	ICICI Securities Ltd	699
1,370,531		IDFC Ltd	857
166,100	e	iFAST Corp Ltd	495
5,303,126		IG Group Holdings plc	44,759
104,834		IGM Financial, Inc	2,810
42,606		IIFL Wealth Management Ltd	802
70,459	*	Illimity Bank S.p.A	769
102,982		Impax Asset Management Group plc	756
533,807	g	Indian Energy Exchange Ltd	1,077
352,580		Industrial Securities Co Ltd	372
127,869	e	Industrivarden AB	2,858
241,556		Industrivarden AB	5,461
333,935		IntegraFin Holdings plc	918
250,005		Inter & Co, Inc	666
68,681		Interactive Brokers Group, Inc (Class A)	3,778
655,871		Intercontinental Exchange Group, Inc	61,678
383,753		Intermediate Capital Group plc	6,135
861,000	*,g	International Alliance Financial Leasing Co Ltd	426
301,620		Invesco Ltd	4,865
28,660	e	Invesco Mortgage Capital, Inc	421
323,761		Investec Ltd	1,749
809,543		Investec plc	4,408
35,452		Investment AB Oresund	349
521,347		Investor AB	9,390
329,519		Investor AB	5,434
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
738,648		IOOF Holdings Ltd	$1,376
1,952,961		IP Group plc	1,672
156,784		Is Yatirim Menkul Degerler AS	179
3,655,092		iShares Core MSCI Emerging Markets ETF	179,319
9,390		iShares Core S&P 500 ETF	3,560
21,300	e	iShares MSCI ACWI ex US ETF	959
877,700	e	iShares MSCI Canada Index Fund	29,561
40,150	e	iShares MSCI EAFE Index Fund	2,509
12,800	e	iShares MSCI EAFE Small-Cap ETF	699
19,052		iShares MSCI Emerging Markets	764
5,000	e	iShares MSCI Emerging Markets Small-Cap ETF	240
8,897	e	iShares Russell 2000 Index Fund	1,507
231,490		Isracard Ltd	829
24,025		Jaccs Co Ltd	595
71,887	e	Jackson Financial, Inc	1,923
140,254		Jafco Co Ltd	1,696
148,991		Janus Henderson Group plc	3,503
108,600		Japan Securities Finance Co Ltd	684
189,736		Jefferies Financial Group, Inc	5,241
430,325		JM Financial Ltd	334
663,700		JMT Network Services PCL	1,379
114,240		JSE Ltd	706
159,276	g	JTC plc	1,149
30,663		Julius Baer Group Ltd	1,422
489,293		Jupiter Investment Management Group Ltd	880
33,638	*	Kinnevik AB	544
19,117		KIWOOM Securities Co Ltd	1,224
550,640		KKR & Co, Inc	25,489
99,071		KKR Real Estate Finance Trust, Inc	1,729
29,092		Korea Investment Holdings Co Ltd	1,387
20,401		KRUK S.A.	1,089
918,128		Krungthai Card PCL	1,484
406,308		Kumho Investment Bank	286
1,015,505	*	L&T Finance Holdings Ltd	873
833,783		Ladder Capital Corp	8,788
90,200		Lazard Ltd (Class A)	2,923
538,379	*	LendingClub Corp	6,294
3,097	*	LendingTree, Inc	136
10,579		Leonteq A.G.	589
125,400	*,e	LexinFintech Holdings Ltd (ADR)	280
219,321	*	Liberty Media Acquisition Corp	2,176
73,354		Liontrust Asset Management plc	816
434,691		London Stock Exchange Group plc	40,562
395,669		LPL Financial Holdings, Inc	72,993
600,900		Lufax Holding Ltd (ADR)	3,605
13,804		Lundbergs AB (B Shares)	563
95,157	*,e	Lundin Energy MergerCo AB	3,872
18,000	*	M&A Capital Partners Co Ltd	475
2,048,438		M&G plc	4,856
107,647		MA Financial Group Ltd	336
402,659		Macquarie Group Ltd	45,845
167,413		Magellan Financial Group Ltd	1,497
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
270,706	*	Magma Fincorp Ltd	$786
661,193		Mahindra & Mahindra Financial Services Ltd	1,475
26,883,002		Man Group plc	82,067
629,995		Manappuram General Finance & Leasing Ltd	681
8,765		Manning & Napier, Inc	109
41,167		MarketAxess Holdings, Inc	10,539
11,617	*	MarketWise, Inc	42
205,700		Marui Co Ltd	3,601
11,381	g	MAS Financial Services Ltd	71
145,100		Matsui Securities Co Ltd	862
34,661		Meritz finance Holdings Co Ltd	693
190,308		Meritz Securities Co Ltd	669
7,827,380		Metro Pacific Investments Corp	503
86,935		MFA Financial, Inc	935
210,744		Mirae Asset Daewoo Co Ltd	1,076
1,002,570		Mitsubishi UFJ Lease & Finance Co Ltd	4,627
32,700		Mizuho Leasing Co Ltd	749
82,590		MLP AG.	495
17,094,900	*	MNC Kapital Indonesia Tbk PT	140
111,476		Moelis & Co	4,387
200,752	e	Monex Group, Inc	625
110,830	*,e	Moneylion, Inc	146
170,842		Moody’s Corp	46,464
4,125,795		Morgan Stanley	313,808
22,817		Morningstar, Inc	5,518
39,542		Motilal Oswal Financial Services Ltd	385
82,218		MSCI, Inc (Class A)	33,886
456,982		Muangthai Capital PCL	553
32,065		Multi Commodity Exchange of India Ltd	533
83,636		Muthoot Finance Ltd	1,036
190,439		Nanjing Securities Co Ltd	238
103,041		Nasdaq Inc	15,718
367,093		National Investments Co KSCP	360
96,857		Navient Corp	1,355
39,527		Nayifat Finance Co	267
12,436		Nelnet, Inc (Class A)	1,060
277,566		Netwealth Group Ltd	2,334
392,161		New Residential Investment Corp	3,655
320,925		New York Mortgage Trust, Inc	886
1,257,523		Ngern Tid Lor PCL	1,043
18,149		NICE Holdings Co Ltd	207
219,549		Ninety One Ltd	520
572,193		Ninety One plc	1,377
120,074	g	Nippon Life India Asset Management Ltd	414
35,200	*	Noah Holdings Ltd (ADR)	712
2,127,036	*	Nomura Holdings, Inc	7,728
1,247,668		Nordnet AB publ	16,425
142,300		Northeast Securities Co Ltd	149
19,495		Northern Trust Corp	1,881
123,056		Numis Corp plc	376
600,000	*,e	OCI International Holdings Ltd	262
164,093		Okasan Holdings, Inc	410
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,632,968	*	Omni Bridgeway Ltd	$4,019
148,474		OneMain Holdings, Inc	5,550
93,414		Onex Corp	4,652
75,419	*	Open Lending Corp	772
65,282	*	Oportun Financial Corp	540
7,593		Oppenheimer Holdings, Inc	251
43,898	*,e	OppFi, Inc	144
148,678	e	Orchid Island Capital, Inc	424
627,500		Orient Corp	593
390,151		Orient Securities Co Ltd	597
3,053,968		ORIX Corp	51,184
1,019,438		Osaka Securities Exchange Co Ltd	14,776
8,677,000	*	Pacific Strategic Financial Tbk PT	588
245,390	*	Paisalo Digital Ltd	224
3,176		Partners Group	2,868
414,932		Pendal Group Ltd	1,270
65,674		PennyMac Mortgage Investment Trust	908
1,511,264	*	Pensionbee Group plc	2,162
7,193		Perella Weinberg Partners	42
67,822		Perpetual Trustees Australia Ltd	1,354
136,738	e	Pinnacle Investment Management Group Ltd	666
121,271		Piper Jaffray Cos	13,747
1,781,364		Piramal Healthcare Ltd	37,530
3,840		PJT Partners, Inc	270
587,795	e	Platinum Asset Mangement Ltd	710
115,813		Plus500 Ltd	2,360
89,892		Polar Capital Holdings plc	556
32,503	*	PRA Group, Inc	1,182
900,000		President Securities Corp	567
131,321	*	PROG Holdings, Inc	2,167
277,355		Provident Financial plc	676
37,165		Pzena Investment Management, Inc (Class A)	245
1,519,834	g	Quilter plc	1,905
1,793,800		Ratchthani Leasing PCL	204
67,521		Rathbone Brothers	1,596
249,731		Ratos AB (B Shares)	1,066
166,152	h	Raymond James Financial, Inc	14,856
234,779		Ready Capital Corp	2,799
1,063,841		REC Ltd	1,672
138,328	e	Redwood Trust, Inc	1,067
153,226		Regional Management Corp	5,726
88,937		Reinet Investments S.C.A	1,562
572,871		Remgro Ltd	4,575
139,212	g	Resurs Holding AB	277
16,461		Ricoh Leasing Co Ltd	424
48,919	*	Robinhood Markets, Inc	402
703,433		S&P Global, Inc	237,099
44,369		Samsung Securities Co Ltd	1,147
177,240		Sanne Group plc	1,955
37,462		Saudi Tadawul Group Holding Co	1,887
167,054		SBI Cards & Payment Services Ltd	1,630
1,109,838	*	SBI Holdings, Inc	21,686
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,380		Schroders plc	$568
14,276		Sculptor Capital Management, Inc	119
518,991		Sealand Securities Co Ltd	282
97,080		SEI Investments Co	5,244
10,900		Shanxi Securities Co Ltd	9
541,000	*,e	Sheng Ye Capital Ltd	406
956,844		Shenwan Hongyuan Group Co Ltd	614
3,436		Shinyoung Securities Co Ltd	146
22,431		Shriram City Union Finance Ltd	472
135,032		Shriram Transport Finance Co Ltd	2,205
1,098,130	*	SHUAA Capital PSC	150
1,528		Silvercrest Asset Management Group, Inc	25
3,213,044		Singapore Exchange Ltd	21,890
151,982	*	Sinolink Securities Co Ltd	205
246,301		SLM Corp	3,926
5,964		Societe Fonciere Financiere et de Participations FFP	541
72,780	*,e	SoFi Technologies, Inc	384
15,989	e	Sofina S.A.	3,277
211,935		SooChow Securities Co Ltd	220
421,273		Southwest Securities Co Ltd	250
94,358		Sparx Group Co Ltd	184
8,000	e	SPDR S&P 500 ETF Trust	3,018
25,060	e	Sprott, Inc	871
768,475	*,†,e	SRH NV	8
688,210		Srisawad Corp PCL	946
419,791		St. James’s Place plc	5,648
300,285		Standard Life Aberdeen plc	586
470,618		Starwood Property Trust, Inc	9,831
34,368		State Street Corp	2,119
233,781		StepStone Group, Inc	6,085
106,055		Stifel Financial Corp	5,941
17,755	*	StoneX Group, Inc	1,386
10,324		Strike Co Ltd	260
532,735		Sun Hung Kai & Co Ltd	249
19,679	*	Sunlight Financial Holdings, Inc	58
106,065		Svolder AB	543
11,493		Swissquote Group Holding S.A.	1,172
2,678	*	SWK Holdings Corp	47
47,423		Synchrony Financial	1,310
202,339		T Rowe Price Group, Inc	22,988
178,000		Taiwan Acceptance Corp	1,285
195,490		Tamburi Investment Partners S.p.A.	1,504
13,401		Tata Investment Corp Ltd	228
1,031,581		Tel Aviv Stock Exchange Ltd	4,711
94,377		TMX Group Ltd	9,605
206,580		Tokai Tokyo Securities Co Ltd	564
46,300		Tokyo Century Corp	1,538
100,679		Tong Yang Investment Bank	211
936,072		TP Icap Group plc	1,280
57,149		TPG RE Finance Trust, Inc	515
98,042		Tradeweb Markets, Inc	6,691
698,779		Transaction Capital Ltd	1,577
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,397,077		Turkiye Sinai Kalkinma Bankasi AS	$169
279,807		Two Harbors Investment Corp	1,393
6,562,840		UBS Group AG	106,100
117,800	*,e	Up Fintech Holding Ltd (ADR)	555
47,075	*,e	Upstart Holdings, Inc	1,489
43,062		UTI Asset Management Co Ltd	354
198		Value Line, Inc	13
1,161,011	e	Value Partners Group Ltd	438
25,000	e	Vanguard FTSE Developed Markets ETF	1,020
46,881		Victory Capital Holdings, Inc	1,130
138,880		Virtu Financial, Inc	3,251
5,276		Virtus Investment Partners, Inc	902
105,652	*	VNV Global AB	249
196,130		Vontobel Holding AG.	13,781
670,197	e	Voya Financial, Inc	39,897
54,461		Warsaw Stock Exchange	457
2,546,000		Waterland Financial Holdings	1,246
32,300	*,e	WealthNavi, Inc	425
27,736		Wendel	2,325
287,403		Western Securities Co Ltd	281
22,909	e	WisdomTree Investments, Inc	116
106,239		Woori Investment & Securities Co Ltd	743
62,862	*	Woori Technology Investment Co Ltd	255
1,612	*,e	World Acceptance Corp	181
1,072,151	*	XP, Inc	19,256
46,176	g	X-Trade Brokers Dom Maklerski S.A.	213
4,899,600	*	Yangzijiang Financial Holding Pte Ltd	1,446
1,698,000	*,e,g	Yixin Group Ltd	230
116,865		Zenkoku Hosho Co Ltd	3,670
234,991		Zheshang Securities Co Ltd	400
316,800		Zhongtai Securities Co Ltd	363
635,136	*,e	Zip Co Ltd	194
		TOTAL DIVERSIFIED FINANCIALS	4,724,612

ENERGY - 5.1%
301,000	*	3R PETROLEUM OLEO E GAS S.A.	2,022
1,181,000	g	AAG Energy Holdings Ltd	206
17,802,661		Adaro Energy Tbk	3,429
224,656	*	Advantage Energy Ltd	1,396
172,945		Aegis Logistics Ltd	460
24,380	*,e	Aemetis, Inc	120
816,110	e	Aker BP ASA	28,264
321,619		Aker Solutions ASA	872
44,578		Aldrees Petroleum and Transport Services Co	794
378,560	*,e	Alto Ingredients, Inc	1,404
12,666	e	Altus Midstream Co	432
134,043	*	Amplify Energy Corp	877
261,550		Ampol Ltd	6,173
288,213		Antero Midstream Corp	2,608
1,400,514	*	Antero Resources Corp	42,926
317,020		APA Corp	11,064
761,169		ARC Resources Ltd	9,597
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,686		Arch Resources, Inc	$4,820
37,221	*	Archaea Energy, Inc	578
219,346		Archrock, Inc	1,814
28,068	*	Ardmore Shipping Corp	196
619,821	*,e	Athabasca Oil Corp	1,199
85,566		Baker Hughes Co	2,470
1,370,700		Bangchak Corp PCL	1,213
6,671,100		Banpu PCL (Foreign)	2,383
365	*	Battalion Oil Corp	3
808,584	*	Baytex Energy Trust	3,926
1,858,738		Beach Petroleum Ltd	2,214
122,518		Berry Petroleum Co LLC	934
1,064,523		Bharat Petroleum Corp Ltd	4,171
309,723	e	Birchcliff Energy Ltd	2,105
127,696	e	Bonanza Creek Energy, Inc	6,677
249,934	*,e	Borr Drilling Ltd	1,152
248,194	*	Borr Drilling Ltd	1,099
369,362	*	Boss Energy Ltd	453
24,440,494		BP plc	114,760
172,600		BP plc (ADR)	4,893
324,261		Brigham Minerals, Inc	7,987
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	667
19,756	*	Bristow Group, Inc	462
2,991,000	*	Bumi Armada BHD	261
105,944	*	BW Energy Ltd	274
98,008	g	BW LPG Ltd	728
123,984		BW Offshore Ltd	336
938,331		Cabot Oil & Gas Corp	24,200
20,725		Cactus, Inc	835
404,854	*,e	Cairn Energy plc	1,076
76,992		California Resources Corp	2,964
14,089	*	Callon Petroleum Co	552
751,371		Cameco Corp (Toronto)	15,796
181,038	e	Canacol Energy Ltd	354
1,485,228		Canadian Natural Resources Ltd	79,811
151,461	e	Cardinal Energy Ltd	851
1,805,806		Cenovus Energy, Inc (Toronto)	34,357
1,035,762	*	Centennial Resource Development, Inc	6,194
8,584	*,e	Centrus Energy Corp	212
808,823	*	CGG S.A.	706
2,790,000	e	CGN Mining Co Ltd	261
443,282		ChampionX Corp	8,799
517,710		Cheniere Energy, Inc	68,871
27,239	e	Chesapeake Energy Corp	2,209
3,206,678		Chevron Corp	464,263
300,803	e	China Aviation Oil Singapore Corp Ltd	190
2,671,000		China Coal Energy Co	2,257
2,541,122		China Oilfield Services Ltd	2,481
517,276		China Shenhua Energy Co Ltd - A	2,572
5,190,455		China Shenhua Energy Co Ltd - H	14,888
2,303,000		China Suntien Green Energy Cor	1,173
145,611	*	Clean Energy Fuels Corp	652
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,146	*	CNX Resources Corp	$2,537
1,919,459		Coal India Ltd	4,518
118	*,†,b	Cobalt International Energy, Inc	0	^
1,000,000	e	Computer Modelling Group Ltd	3,776
122,089	*	Comstock Resources Inc	1,475
4,794,606		ConocoPhillips	430,604
16,206	*	CONSOL Energy, Inc	800
11,150	e	Continental Resources, Inc	729
1,410,804		Cosan SA Industria e Comercio	4,906
364,193		COSCO SHIPPING Energy Transportation Co Ltd	563
205,958		Cosmo Energy Holdings Co Ltd	5,679
99,788	e	Crescent Energy, Inc	1,245
680,503		Crescent Point Energy Corp	4,837
161,423	*	Crew Energy, Inc	579
30,561		CropEnergies AG.	408
55,139		CVR Energy, Inc	1,847
7,828,749		Dana Gas PJSC	2,323
10,606	*	Delek Group Ltd	1,378
467,586	*	Delek US Holdings, Inc	12,082
45,948	*	Denbury, Inc	2,756
921,048	*,e	Denison Mines Corp	909
1,832,566		Devon Energy Corp	100,993
117,954		DHT Holdings, Inc	723
4,812,512		Dialog Group BHD	2,327
83,521	*	Diamond Offshore Drilling, Inc	492
1,258,631		Diamondback Energy, Inc	152,483
2,456,234		Diversified Gas & Oil plc	3,342
12,549	*	DMC Global, Inc	226
510,681		DNO International ASA	709
25,545		Dorian LPG Ltd	388
47,412	*	Drilling Co of 1972	1,946
28,805	*	Dril-Quip, Inc	743
81,904		DT Midstream, Inc	4,015
7,483	*,e	Earthstone Energy, Inc	102
7,447,010		Ecopetrol S.A.	4,042
1,039	*,e	Empire Petroleum Corp	12
454,981		Empresas COPEC S.A.	3,357
699,500		Enauta Participacoes S.A.	2,348
2,567,633		Enbridge, Inc	108,434
3,395,268		ENEOS Holdings, Inc	12,776
107,908	e	Enerflex Ltd	509
145,089	*	Energean plc	1,941
1,168,600	*,†	Energy Earth PCL	0	^
163,091	*,e	Energy Fuels, Inc	801
185,625	*,e	Energy Fuels, Inc	914
1		Energy Transfer LP	0	^
372,608		Enerplus Corp	4,924
2,313,820		ENI S.p.A.	27,443
1,743,162	*	Enquest plc (London)	502
5,948		Enviva, Inc	340
2,826,774		EOG Resources, Inc	312,189
1,598,955		EQT Corp	55,004
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,869,084		Equinor ASA	$99,974
24,113	*	Equital Ltd	766
278,224		Equitrans Midstream Corp	1,770
992,100	*	Esso Thailand PCL (Foreign)	326
182,030	*	Etablissements Maurel et Prom	848
200,775		Euronav NV	2,422
14,966	*	Excelerate Energy, Inc	298
296,517		Exxaro Resources Ltd	3,603
4,728,689		Exxon Mobil Corp	404,965
35,055	e	FLEX LNG Ltd	981
23,773	e	FLEX LNG Ltd	651
1,367,269		Formosa Petrochemical Corp	4,310
114,100	*	Frank’s International NV	1,314
294,019	e	Freehold Royalty Trust	2,910
72,203	*	Frontera Energy Corp	581
105,261	*,e	Frontline Ltd	933
139,425	*,e	Frontline Ltd (Sigmax MTF)	1,251
71,310		Galp Energia SGPS S.A.	834
29,896	e	Gaztransport Et Technigaz S.A.	3,755
174,335		Genel Energy PLC	297
173,086	*,e	Gevo, Inc	407
173,218		Gibson Energy, Inc	3,208
326,984	*	Golar LNG Ltd	7,439
102,419		Great Eastern Shipping Co Ltd	513
44,074	*	Green Plains Inc	1,198
111,412		Grupa Lotos S.A.	1,720
728,086		Guanghui Energy Co Ltd	1,144
90,469		Gujarat Mineral Development Corp Ltd	156
923,829	*	Gulf International Services QSC	527
244,719		Gulf Keystone Petroleum Ltd	774
7,255	*	Gulfport Energy Operating Corp	577
135,960		Hafnia Ltd	452
1,683,076		Halliburton Co	52,781
541,636		Harbour Energy plc	2,406
722,681	*	Headwater Exploration, Inc	3,037
127,458	*	Helix Energy Solutions Group, Inc	395
74,915		Hellenic Petroleum S.A.	496
793,940		Helmerich & Payne, Inc	34,187
605,481		Hess Corp	64,145
33,303		HF Sinclair Corp	1,504
1,735,200		Hibiscus Petroleum BHD	392
1,242		HighPeak Energy, Inc	32
825,476		Hindustan Petroleum Corp Ltd	2,279
301,827		Hunting plc	794
36,151		Hyundai Robotics Co Ltd	1,661
229,549		Idemitsu Kosan Co Ltd	5,484
408,077	e	Imperial Oil Ltd	19,237
1,236,552	*	Indian Oil Corp Ltd	1,166
2,473,104		Indian Oil Corp Ltd	2,333
452,800		Indo Tambangraya Megah Tbk PT	934
225,600		Inner Mongolia Dian Tou Energy Corp Ltd	483
1,439,000	*	Inner Mongolia Yitai Coal Co	2,358
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,988,934		Inpex Holdings, Inc	$32,042
41,207		International Seaways, Inc	874
14,431,086		IRPC PCL (Foreign)	1,317
74,150		Itochu Enex Co Ltd	575
50,022		Iwatani International Corp	1,931
173,377		Japan Petroleum Exploration Co	4,067
419,200		Jizhong Energy Resources Co Ltd	467
806,408	*	John Wood Group plc	1,531
670,145	*	Karoon Gas Australia Ltd	805
670,678	*	Kelt Exploration Ltd	3,189
265,675	e	Keyera Corp	6,068
1,228,895		Kinder Morgan, Inc	20,596
81,789		Koninklijke Vopak NV	2,061
78,778	*	Kosmos Energy Ltd	488
2,732	*	Laredo Petroleum, Inc	188
282,969	*	Liberty Oilfield Services, Inc	3,611
95,157	e	Lundin Petroleum AB	65
70,833	e	Magnolia Oil & Gas Corp	1,487
1,071,326		Marathon Oil Corp	24,083
597,160		Marathon Petroleum Corp	49,093
256,359		Matador Resources Co	11,944
496,625	*	MEG Energy Corp	6,875
36,800		Mitsuuroko Co Ltd	251
20,530		Modec, Inc	177
542,176		MOL Hungarian Oil & Gas plc	4,194
88,837		Motor Oil Hellas Corinth Refineries S.A.	1,655
80,875		Murphy Oil Corp	2,442
20,497	*	Nabors Industries Ltd	2,745
3,237		Nacco Industries, Inc (Class A)	123
41,629	*	Naphtha Israel Petroleum Corp Ltd	276
45,367	*	National Energy Services Reunited Corp	308
225,066		Neste Oil Oyj	10,011
27,917	e	New Fortress Energy, Inc	1,105
645,677	e	New Hope Corp Ltd	1,552
72,631	*	Newpark Resources, Inc	224
479,273	*	NexGen Energy Ltd	1,720
4,742	*	NextDecade Corp	21
828,951	*	NexTier Oilfield Solutions, Inc	7,883
26,984	*	Noble Corp	684
160,044	e	Nordic American Tankers Ltd	341
490,526		Northern Oil and Gas, Inc	12,391
244,699		NOV, Inc	4,138
215,612	*	NuVista Energy Ltd	1,729
20,091		Oasis Petroleum, Inc	2,444
78,845	*	Obsidian Energy Ltd	609
535,800		Occidental Petroleum Corp	31,548
25,185	*	Oceaneering International, Inc	269
111,318	*	Odfjell Drilling Ltd	263
746,227		Offshore Oil Engineering Co Ltd	462
325,291		Oil India Ltd	1,034
2,410,201		Oil Refineries Ltd	866
55,433	*	Oil States International, Inc	300
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,198	e	OMV AG.	$3,678
464,330		ONEOK, Inc	25,770
65,040		Ovintiv, Inc	2,874
3,093,214	*,e	Paladin Resources Ltd	1,241
814,646	*,e	Pantheon Resources plc	890
188,853	*	Par Pacific Holdings, Inc	2,944
90,413	e	Paramount Resources Ltd (Class A)	2,159
140,948		Parex Resources, Inc	2,387
308,634	e	Parkland Corp	8,382
94,980		Pason Systems, Inc	1,077
1,074,856		Patterson-UTI Energy, Inc	16,940
11,626	*	Paz Oil Co Ltd	1,398
332,511	*	PBF Energy, Inc	9,649
13,429		PDC Energy, Inc	827
823,252	*,e	Peabody Energy Corp	17,560
655,981	e	Pembina Pipeline Income Fund	23,188
3,359	*	Penn Virginia Corp	110
905,300	*	Petro Rio S.A.	3,804
510,781	*,e	Petrofac Ltd	697
4,265,595		Petroleo Brasileiro S.A.	24,892
11,622,127		Petroleo Brasileiro S.A. (Preference)	62,025
354,280		Petronas Dagangan BHD	1,699
967,670		Petronet LNG Ltd	2,667
153,600		Petroreconcavo S.A.	753
282,712	e	Peyto Exploration & Development Corp	2,644
541,068		Phillips 66	44,362
274,300		Pingdingshan Tianan Coal Mining Co Ltd	557
793,708		Pioneer Natural Resources Co	177,060
142,507	*	Pipestone Energy Corp	441
360,180		Polski Koncern Naftowy Orlen S.A.	5,531
2,251,482		Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,872
100,100	*,†	Poseidon Concepts Corp	1
461,738	e	PrairieSky Royalty Ltd	5,815
15,516	*	Precision Drilling Corp	997
961,500		Prima Marine PCL	151
523,721	*	ProPetro Holding Corp	5,237
10,148,500		PT AKR Corporindo Tbk	702
48,402,700	*	PT Bumi Resources Minerals Tbk	799
3,014,000		PT Harum Energy Indonesia Tbk	313
6,900,500	*	PT Indika Energy Tbk	1,078
27,419,100	*	PT Medco Energi Internasional Tbk	1,168
7,182,300		PT Tambang Batubara Bukit Asam Tbk	1,844
8,436,506		PT United Tractors Tbk	16,112
1,882,148		PTT Exploration & Production PCL	8,485
2,112,200		PTT Exploration & Production PCL (ADR)	9,522
12,244,809		PTT PCL	11,789
8,077,600		PTT PCL	7,777
609,127		Qatar Fuel QSC	2,986
3,031,051		Qatar Gas Transport Co Ltd	3,118
250,622	*	Rabigh Refining & Petrochemical Co	1,139
414,732	*	Rabigh Refining & Petrochemical Co	1,885
134,653	*	Range Resources Corp	3,333
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,152,485	*	Reliance Industries Ltd	$203,151
942,322		Repsol YPF S.A.	13,892
4,565	*	Rex American Resources Corp	387
10,724	e	Riley Exploration Permian, Inc	259
46,860	*,e	Ring Energy, Inc	125
15,477	*	RPC, Inc	107
14,273	*,e	Saipem S.p.A	38
65,652		San-Ai Oil Co Ltd	465
5,809	*	SandRidge Energy, Inc	91
3,741,572		Santos Ltd	18,970
642,251	*	Saras S.p.A.	937
8,819		Saudi Arabia Refineries Co	212
3,540,218	g	Saudi Arabian Oil Co	36,588
156,131		SBM Offshore NV	2,115
999,105		Schlumberger Ltd	35,728
12,056		Schoeller-Bleckmann Oilfield Equipment AG.	678
41,069		Scorpio Tankers, Inc	1,417
360,558		Secure Energy Services, Inc	1,681
60,978	*	Select Energy Services, Inc	416
2,803,500		Semirara Mining & Power Corp	1,790
230,783		Serica Energy plc	800
50	*,†	Serval Integrated Energy Services	0	^
97,361		SFL Corp Ltd	924
776,338		Shaanxi Coal Industry Co Ltd	2,456
302,900	*	Shan XI Hua Yang Group New Energy Co Ltd	700
313,786		Shanxi Lu’an Environmental Energy Development Co Ltd	684
348,400		Shanxi Xishan Coal & Electricity Power Co Ltd	697
14,997,374		Shell plc	390,573
911,800		Siamgas & Petrochemicals PCL	289
1,797	*	SilverBow Resources, Inc	51
1,916,000		Sinopec Kantons Holdings Ltd	658
20,723		Sitio Royalties Corp	480
12,552		SK Discovery Co Ltd	339
3,083		SK Gas Co Ltd	289
63,714	*	SK Innovation Co Ltd	9,459
215,824		SM Energy Co	7,379
54,907		S-Oil Corp	4,376
103,456		Solaris Oilfield Infrastructure, Inc	1,126
223,310	*	Southwestern Energy Co	1,396
152,118	*,e	Spartan Delta Corp	1,462
1,735,500		Star Petroleum Refining PCL	594
278,963		Subsea 7 S.A.	2,228
2,144,883		Suncor Energy, Inc	75,251
81,167		Surge Energy, Inc	574
8,973,400		Surya Esa Perkasa Tbk PT	503
235,026	*	Talos Energy, Inc	3,636
818,588	e	Tamarack Valley Energy Ltd	2,754
243,437		Targa Resources Investments, Inc	14,526
1,139,641		TC Energy Corp	59,036
156,978		Technip Energies NV	1,967
35,469	*,e	Tecnicas Reunidas S.A.	263
65,371	*	Teekay Corp	188
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,524	*	Teekay Tankers Ltd	$344
2,195,707	*,e	Tellurian, Inc	6,543
503,735		Tenaris S.A.	6,470
387,249	*	Tetra Technologies, Inc	1,572
5,677		Texas Pacific Land Corp	8,448
318,432		TGS Nopec Geophysical Co ASA	4,471
1,487,160		Thai Oil PCL	2,170
150,428		Thungela Resources Ltd	2,133
32,274	*	Tidewater, Inc	681
268,578		Topaz Energy Corp	4,238
30,885	*	TORM plc	418
3,982,251		Total S.A.	209,614
473,724	e	Tourmaline Oil Corp	24,632
260,655	*	Trican Well Service Ltd	747
1,447,610	*,e	Tullow Oil plc	830
161,231	*	Turkiye Petrol Rafinerileri AS	2,542
880,061		Ultrapar Participacoes S.A.	2,070
9,046,000		United Energy Group Ltd	1,081
44,019	*,e	Uranium Energy Corp	136
49,364	*,e	Ur-Energy, Inc	52
202,667	*	US Silica Holdings, Inc	2,314
8,940	e	Vaalco Energy, Inc	62
103,378	*	Valaris Ltd	4,367
2,075,622		Valero Energy Corp	220,597
287,016	*,e	Vallourec S.A.	3,440
25,907		Verbio AG.	1,305
189,724	e	Vermilion Energy, Inc	3,611
236,753	*,e	Vertex Energy, Inc	2,491
992,504	g	Viva Energy Group Ltd	1,983
274,403	*	W&T Offshore, Inc	1,185
5,553	*	Waga Energy S.A.	183
225,390		Washington H Soul Pattinson & Co Ltd	3,671
195,932	*	Weatherford International Ltd	4,148
769,224		Whitecap Resources, Inc	5,343
1,084,393		Whitehaven Coal Ltd	3,644
26,602		Whiting Petroleum Corp	1,810
1,259,293		Williams Cos, Inc	39,303
2,374,597		Woodside Energy Group Ltd	52,190
50,550		World Fuel Services Corp	1,034
365,710		Worley Ltd	3,606
144,033		Yantai Jereh Oilfield Services Group Co Ltd	867
1,805,540	*	Yanzhou Coal Mining Co Ltd	5,648
212,669		Yanzhou Coal Mining Co Ltd (Class A)	1,254
1,843,520		Yinson Holdings BHD	837
		TOTAL ENERGY	5,401,168

FOOD & STAPLES RETAILING - 1.6%
49,990		Abdullah Al Othaim Markets Co	1,375
582,963		Aeon Co Ltd	10,126
25,200	e	Aeon Hokkaido Corp	202
30,383		Ain Pharmaciez Inc	1,627
94,335		Al Meera Consumer Goods Co	452
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,067,796		Albertsons Cos, Inc	$28,531
1,907,359		Alimentation Couche-Tard, Inc	74,401
20,561		Almunajem Foods Co	323
47,460		Andersons, Inc	1,566
44,679		Arcs Co Ltd	660
490,795		Atacadao Distribuicao Comercio e Industria Ltd	1,563
184,447	*,g	Avenue Supermarts Ltd	7,985
125,352	e	Axfood AB	3,609
18,055		Axial Retailing, Inc	415
12,400		Belc Co Ltd	473
1,353,112		Berli Jucker PCL	1,243
9,091		BGF retail Co Ltd	1,327
385,578		Bid Corp Ltd	7,272
548,292		BIM Birlesik Magazalar AS	2,656
76,227	*	BJ’s Wholesale Club Holdings, Inc	4,750
696,610		Carrefour S.A.	12,366
49,840		Casey’s General Stores, Inc	9,219
49,375	*,e	Casino Guichard Perrachon S.A.	640
13,251		Cawachi Ltd	210
1,679,064		Cencosud S.A.	2,137
12,937	*	Chefs’ Warehouse Holdings, Inc	503
203,900		Cia Brasileira de Distribuicao	637
260,288		Clicks Group Ltd	4,373
1,374,064		Coles Group Ltd	16,910
61,803		Colruyt S.A.	1,681
1,671,400		Cosco Capital, Inc	131
23,000		Cosmos Pharmaceutical Corp	2,209
904,833		Costco Wholesale Corp	433,668
6,348,516		CP ALL plc	10,939
4,541,600		CP Seven Eleven PCL (ADR)	7,716
31,900		Create SD Holdings Co Ltd	704
6,118	e	Daikokutenbussaan Co Ltd	176
44,251		DaShenLin Pharmaceutical Group Co Ltd	207
50,928	*,g	Dino Polska S.A.	3,633
497,566	g	Dis-Chem Pharmacies Ltd	971
16,397,216	*	Distribuidora Internacional de Alimentacion S.A.	224
39,882		Dongsuh Co, Inc	806
24,610		E-Mart Co Ltd	2,007
280,496		Empire Co Ltd	8,640
1,390,610		Endeavour Group Ltd	7,275
92,265	*	Eurocash S.A.	217
31,400	e	Fuji Co Ltd	491
23,800		G-7 Holdings, Inc	253
8,600	e	Genky DrugStores Co Ltd	214
87,488		George Weston Ltd	10,220
276,565		GrainCorp Ltd-A	1,821
44,000		Great Tree Pharmacy Co Ltd	437
134,367	*	Grocery Outlet Holding Corp	5,728
663,800	e	Grupo Comercial Chedraui S.a. DE C.V.	1,796
1,904,500	*	Grupo Mateus S.A.	1,230
49,159		GS Retail Co Ltd	973
11,000		Halows Co Ltd	245
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,058		Heiwado Co Ltd	$458
686,850	*	HelloFresh SE	22,408
33,739	*,e	HF Foods Group Inc	176
52,127		Hyundai Greenfood Co Ltd	313
20,700		Inageya Co Ltd	189
11,581		Ingles Markets, Inc (Class A)	1,005
4,270		Itochu-Shokuhin Co Ltd	154
244,547		J Sainsbury plc	609
583,226		Jeronimo Martins SGPS S.A.	12,643
25,923		Kato Sangyo Co Ltd	622
478,111		Kesko Oyj (B Shares)	11,315
27,200		Kobe Bussan Co Ltd	669
727,261		Koninklijke Ahold Delhaize NV	18,930
716,856		Kroger Co	33,929
18,234		Kusuri no Aoki Holdings Co Ltd	782
546,300	e	La Comer SAB de C.V.	1,018
52,000		Lawson, Inc	1,731
19,696		Life Corp	376
230,679		Loblaw Cos Ltd	20,804
5,495		M Yochananof & Sons Ltd	330
2,289,937	*	Marks & Spencer Group plc	3,799
37,414		MARR S.p.A.	517
108,143	*	Massmart Holdings Ltd	233
124,656		Matsumotokiyoshi Holdings Co Ltd	5,041
13,700		Maxvalu Tokai Co Ltd	274
40,870	*	Medplus Health Services Ltd	398
1,150,272		Metcash Ltd	3,372
274,693		Metro Wholesale & Food Specialist AG.	2,330
287,012		Metro, Inc	15,405
113,314	*	Migros Ticaret AS	326
22,900		Natural Grocers by Vitamin C	365
20,708	e	Neighbourly Pharmacy, Inc	394
57,650		North West Co, Inc	1,491
334,369	*	Ocado Ltd	3,187
1,325,444	e	Olam Group Ltd	1,453
323,193	*	Performance Food Group Co	14,860
1,207,194		Pick’n Pay Stores Ltd	4,171
640,717		President Chain Store Corp	5,870
9,951		Pricesmart, Inc	713
19,200,900		PT Sumber Alfaria Trijaya Tbk	2,633
1,091,700		Puregold Price Club, Inc	598
1,141,735		Raia Drogasil S.A.	4,189
10,090		Rami Levi Chain Stores Hashikma Marketing Ltd	723
23,712	e	Retail Partners Co Ltd	200
29,994	*,e	Rite Aid Corp	202
950,560		Robinsons Retail Holdings, Inc	871
16,541		Ryoshoku Ltd	462
20,500		San-A Co Ltd	619
7,723,416		Sendas Distribuidora S.A.	21,059
1,442,163		Seven & I Holdings Co Ltd	55,956
1,619,310		Sheng Siong Group Ltd	1,772
11,111	e	Shoei Foods Corp	307
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,692	*,g	Shop Apotheke Europe NV	$1,491
564,610		Shoprite Holdings Ltd	6,879
314,621		Shufersal Ltd	2,072
28,352	*	Sligro Food Group NV	536
3,098,172		SMU S.A.	294
312,963		Sok Marketler Ticaret AS.	215
1,012,095		Sonae SPGS S.A.	1,242
210,112		Spar Group Ltd	1,784
29,997		SpartanNash Co	905
68,334	*	Sprouts Farmers Market, Inc	1,730
42,296		Sugi Pharmacy Co Ltd	1,858
782,500		Sun Art Retail Group Ltd	255
87,200		Sundrug Co Ltd	1,950
995,621		SYSCO Corp	84,339
24,371,341		Tesco plc	75,956
63,200		Tsuruha Holdings, Inc	3,439
147,447	*	United Natural Foods, Inc	5,809
57,750		United Super Markets Holdings, Inc	455
344,681	*	US Foods Holding Corp	10,575
40,094		Valor Co Ltd	540
7,259		Village Super Market (Class A)	166
505,654		Walgreens Boots Alliance, Inc	19,164
5,969,336	e	Wal-Mart de Mexico SAB de C.V.	20,580
3,237,606		Walmart, Inc	393,628
13,881		Weis Markets, Inc	1,035
99,960		Welcia Holdings Co Ltd	2,010
1,317,267		Woolworths Ltd	32,355
20,500		Yaoko Co Ltd	920
31,759		Yifeng Pharmacy Chain Co Ltd	251
50,200		Yokohama Reito Co Ltd	326
3,057,203		Yonghui Superstores Co Ltd	1,956
11,090	*,e	Zur Rose Group AG.	833
		TOTAL FOOD & STAPLES RETAILING	1,659,962

FOOD, BEVERAGE & TOBACCO - 3.8%
28,641	*,e	22nd Century Group, Inc	61
1,214,234	*,e	a2 Milk Co Ltd	3,733
212,876		AAK AB	3,473
113,823		AG. Barr plc	719
13,236		Agrana Beteiligungs AG.	236
360,134		Agthia Group PJSC	519
481,963		Ajinomoto Co, Inc	11,753
17,197	*	Al Jouf Agricultural Development Co	213
5,034		Alico, Inc	179
304,650		Almarai Co JSC	4,263
1,767,861		Altria Group, Inc	73,844
5,415,509		AMBEV S.A.	13,866
245,576		Anadolu Efes Biracilik Ve Malt Sanayii AS	401
36,811		Angel Yeast Co Ltd	268
1,059,793		Anheuser-Busch InBev S.A.	57,072
126,958		Anhui Gujing Distillery Co Ltd	1,982
17,414		Anhui Gujing Distillery Co Ltd (Class A)	651
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,517		Anhui Kouzi Distillery Co Ltd	$320
49,600		Anhui Yingjia Distillery Co Ltd	483
42,635		Anora Group Oyj	346
59,253	*,e	AppHarvest, Inc	207
186,838		Archer-Daniels-Midland Co	14,499
22,572		Ariake Japan Co Ltd	929
2,771,350	*,e	Aryzta AG.	3,076
201,686		Asahi Breweries Ltd	6,632
76,649	*	Aseer Trading Tourism & Manufacturing Co	309
582,111		Associated British Foods plc	11,232
76,731		Astral Foods Ltd	889
415,000		Ausnutria Dairy Corp Ltd	438
109,481		Austevoll Seafood ASA	1,291
238,949	*	Australian Agricultural Co Ltd	357
54,581		Avanti Feeds Ltd	300
383,497		AVI Ltd	1,549
134,821		B&G Foods, Inc (Class A)	3,206
58,693		Bakkafrost P	3,783
165,384	g	Bakkavor Group plc	188
960,740		Baladna	448
150,132		Balrampur Chini Mills Ltd	686
4,244		Barry Callebaut AG.	9,496
349,039		Bega Cheese Ltd	921
260,201		Beijing Dabeinong Technology Group Co Ltd	304
35,200		Beijing Shunxin Agriculture Co Ltd	141
2,487		Bell AG.	658
88,444	*	Benson Hill, Inc	242
10,578	*,e	Beyond Meat, Inc	253
6,211		Binggrae Co Ltd	221
17,447		Bombay Burmah Trading Co	200
14,766		Bonduelle S.C.A.	241
19,435	*	Boston Beer Co, Inc (Class A)	5,888
52,500		BrasilAgro-Co Brasileira de Propriedades Agricolas	245
3,959	*	BRC, Inc	32
714,147	*	BRF S.A.	1,854
124,283		Britannia Industries Ltd	5,472
163,400		British American Tobacco Malaysia BHD	400
2,994,885		British American Tobacco plc	128,374
609,885		Britvic plc	6,045
14,048		Brown-Forman Corp (Class A)	950
57,420		Brown-Forman Corp (Class B)	4,029
1,750,129	g	Budweiser Brewing Co APAC Ltd	5,252
1,032,400		Bumitama Agri Ltd	495
348,569		Bunge Ltd	31,612
462,259	*	C&C Group plc	1,041
3,263		Calavo Growers, Inc	136
98,600		Calbee, Inc	1,987
84,292		Cal-Maine Foods, Inc	4,165
148,100		Camil Alimentos S.A.	278
49,523		Campbell Soup Co	2,380
291,200		Carabao Group PCL	879
169,644		Carlsberg AS (Class B)	21,681
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
169,500		Carlsberg Brewery-Malay BHD	$865
84,379		CCL Products India Ltd	411
61,810	*,e	Celsius Holdings, Inc	4,034
1,509,000	*	Century Pacific Food, Inc	604
27,566		Chacha Food Co Ltd	235
177,000	*	Charoen Pokphand Enterprise	482
4,015,631		Charoen Pokphand Foods PCL	2,958
4,023,021	g	China Feihe Ltd	4,632
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
3,602,227		China Mengniu Dairy Co Ltd	18,058
3,892,000	e	China Modern Dairy Holdings	586
1,779,392		China Resources Beer Holdings Company Ltd	13,297
1,008,000	*,g	China Youran Dairy Group Ltd	417
20,327		Chongqing Brewery Co Ltd	446
23,304		Chongqing Fuling Zhacai Group Co Ltd	120
165,481		Cia Cervecerias Unidas S.A.	1,046
1,364,400		Cisarua Mountain Dairy PT TBK	385
9,356		CJ CheilJedang Corp	2,739
615,418		Cloetta AB	1,264
5,327,571		Coca-Cola Co	335,157
9,338		Coca-Cola Consolidated Inc	5,266
236,147	*	Coca-Cola European Partners plc (Class A)	12,188
629,753	e	Coca-Cola Femsa SAB de C.V.	3,487
312,662		Coca-Cola HBC AG.	6,967
90,785		Coca-Cola Icecek AS	705
154,200	e	Coca-Cola West Japan Co Ltd	1,843
1,928,000		Cofco International Ltd	683
2,857,000		COFCO Meat Holdings Ltd	1,385
419,781		ConAgra Brands, Inc	14,373
427,957		Constellation Brands, Inc (Class A)	99,740
16,781		Corby Spirit and Wine Ltd	225
541,675		Costa Group Holdings Ltd	1,071
60,982		Cranswick plc	2,284
26,344		Daesang Corp	416
1,557,820	g	Dali Foods Group Co Ltd	829
492,703		Danone	27,592
143,839	*	Darling International, Inc	8,602
3,297,181		Davide Campari-Milano NV	34,784
3,979,344		Diageo plc	171,879
181,283	*	Distell Group Holdings Ltd	1,909
1,841		Dongwon F&B Co Ltd	211
1,500		Dongwon Industries Co Ltd	259
5,978	*	Duckhorn Portfolio, Inc	126
9,900	e	Dydo Drinco, Inc	368
1,578,489		Eastern Tobacco	864
75,940	e	Ebro Puleva S.A.	1,284
450,269		Embotelladora Andina S.A.	803
504,326		Embotelladoras Arca SAB de C.V.	3,323
2,472		Emmi AG.	2,414
54,115	e	Ezaki Glico Co Ltd	1,568
1,063,371		Fevertree Drinks plc	15,835
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,166,000		First Pacific Co	$1,231
668,200		First Resources Ltd	785
47,161		Flowers Foods, Inc	1,241
2,225,583	e	Fomento Economico Mexicano S.A. de C.V.	15,025
958,862		Fomento Economico Mexicano SAB de C.V. (ADR)	64,714
259,486		Foshan Haitian Flavouring & Food Co Ltd	3,512
198,600		Fraser & Neave Holdings BHD	956
26,008		Fresh Del Monte Produce, Inc	768
38,295	*	Freshpet, Inc	1,987
10,045		Fu Jian Anjoy Foods Co Ltd	252
50,327		Fuji Oil Co Ltd	795
87,800		Fujian Sunner Development Co Ltd	252
14,332		Fujicco Co Ltd	211
11,382		Fujiya Co Ltd	202
386,771		Futuris Corp Ltd	3,367
176,789		General Mills, Inc	13,339
322,000		Genting Plantations BHD	471
497,700		GFPT PCL (Foreign)	241
263,991		Glanbia plc	2,866
12,015		Godfrey Phillips India Ltd	161
14,005,625		Golden Agri-Resources Ltd	2,520
690,000		Great Wall Enterprise Co	1,103
602,624	*	Greencore Group plc	728
57,937		Grieg Seafood ASA	831
229,926	e	Gruma SAB de C.V.	2,545
1,516,041	e	Grupo Bimbo S.A. de C.V. (Series A)	4,928
206,000	e	Grupo Herdez SAB de C.V.	273
442,800		Guan Chong Bhd	253
119,645		Guangdong Haid Group Co Ltd	1,074
243,700		Guinness Anchor BHD	1,273
78,670		Gujarat Ambuja Exports Ltd	283
61,948	*	Hain Celestial Group, Inc	1,471
15,173		Halwani Brothers Co	268
56,772		Harim Holdings Co Ltd	368
259,814		Health & Happiness H&H International Holdings Ltd	344
101,447		Heilongjiang Agriculture Co Ltd	224
114,204		Heineken Holding NV	8,296
778,463	e	Heineken NV	70,857
244,748		Henan Shuanghui Investment & Development Co Ltd	1,073
376,177		Hershey Co	80,938
37,838		Hite Jinro Co Ltd	899
18,900		Hokuto Corp	270
74,415	e	Hormel Foods Corp	3,524
492,158	*	Hostess Brands, Inc	10,439
103,054	*	Hotel Chocolat Group Ltd	357
68,662		House Foods Corp	1,433
10,570		Hyundai Feed, Inc	240
353,300		Ichitan Group PCL	80
1,081,935		Imperial Tobacco Group plc	24,222
2,586,509		Indofood CBP Sukses Makmur Tbk	1,659
440,308		Inghams Group Ltd	785
17,105		Ingredion, Inc	1,508
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
446,953		Inner Mongolia Yili Industrial Group Co Ltd	$2,604
9,135,000	*,†	Inti Agri Resources Tbk PT	0	^
2,669,206		IOI Corp BHD	2,325
3,373,121		ITC Ltd	11,719
34,929		Ito En Ltd	1,571
165,800		Itoham Yonekyu Holdings, Inc	845
2,477		J&J Snack Foods Corp	346
26,918		J.M. Smucker Co	3,446
117,000		Jalles Machado S.A.	171
429,030		Japan Tobacco, Inc	7,435
6,038,900		Japfa Comfeed Indonesia Tbk PT	625
471,742		Japfa Ltd	202
952,682		JBS S.A.	5,751
79,496	e	JDE Peet’s BV	2,263
65,126		Jiangsu King’s Luck Brewery JSC Ltd	497
104,581		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	2,868
221,706		Jiangxi Zhengbang Technology Co Ltd	201
11,262		JiuGui Liquor Co Ltd	313
29,977		John B. Sanfilippo & Son, Inc	2,173
14,246		J-Oil Mills, Inc	169
62,564	*	Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	324
28,401		Juewei Food Co Ltd	246
401,694		Juhayna Food Industries	155
86,846		Kagome Co Ltd	2,123
16,200		Kameda Seika Co Ltd	576
44,432		Kaveri Seed Co Ltd	287
238,058		Kellogg Co	16,983
120,248		Kerry Group plc (Class A)	11,500
2,003,326		Keurig Dr Pepper, Inc	70,898
104,397		Kewpie Corp	1,768
2,723,500		Khon Kaen Sugar Industry PCL	285
141,975		Kikkoman Corp	7,555
577,153		Kirin Brewery Co Ltd	9,117
22,380		Kotobuki Spirits Co Ltd	1,218
180,816		Kraft Heinz Co	6,896
127,958		KT&G Corp	8,111
486,435		Kuala Lumpur Kepong BHD	2,421
85,485		Kweichow Moutai Co Ltd	26,146
16,703		KWS Saat AG.	992
560,990		Lamb Weston Holdings, Inc	40,088
5,207		Lancaster Colony Corp	671
21,977	*	Landec Corp	219
3,827	e	Lassonde Industries, Inc	354
312,871		Leroy Seafood Group ASA	2,240
91,000	*	Lian HWA Food Corp	271
882,000		Lien Hwa Industrial Corp	1,664
1,069		Lindt & Spruengli AG.	10,885
129		Lindt & Spruengli AG. (Registered)	13,526
2,873	*,e	Local Bounti Corp	9
3,667		Lotte Chilsung Beverage Co Ltd	496
2,075		Lotte Confectionery Co Ltd	191
777		Lotus Bakeries NV	4,260
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,723		Luzhou Laojiao Co Ltd	$3,681
199,100		M Dias Branco S.A.	993
3,158		Maeil Dairies Co Ltd	141
97,003	e	Maple Leaf Foods, Inc	1,907
408,100		Marfrig Global Foods S.A.	944
583,229		Marico Ltd	3,537
48,200		Maruha Nichiro Corp	907
64,747		McCormick & Co, Inc	5,390
51,887		Megmilk Snow Brand Co Ltd	694
106,022		MEIJI Holdings Co Ltd	5,210
148,642		Mezzan Holding Co KSCC	205
127,629	e	MGP Ingredients, Inc	12,774
318,800		Minerva S.A.	808
30,170	*,e	Mission Produce, Inc	430
13,800		Mitsui Sugar Co Ltd	194
154,973		Molson Coors Brewing Co (Class B)	8,448
6,876,300	*,g	Monde Nissin Corp	1,627
4,225,757		Mondelez International, Inc	262,377
2,707,343	*	Monster Beverage Corp	250,971
45,779		Morinaga & Co Ltd	1,467
112,613		Morinaga Milk Industry Co Ltd	4,033
436,987		Mowi ASA	9,993
356,437		Muyuan Foodstuff Co Ltd	2,951
209,000		Namchow Chemical Industrial Ltd	321
59,425	*	National Agriculture Development Co	500
4,186		National Beverage Corp	205
38,452		Nestle India Ltd	8,532
81,614		Nestle Malaysia BHD	2,455
3,832,214		Nestle S.A.	447,881
13,424	*	Neto Malinda Trading Ltd	540
311,605	*	New Hope Liuhe Co Ltd	714
291,692		Nichirei Corp	5,076
50,497		Nippon Flour Mills Co Ltd	608
95,000		Nippon Meat Packers, Inc	2,976
338,959		Nippon Suisan Kaisha Ltd	1,433
24,722		Nisshin Oillio Group Ltd	572
198,578		Nisshin Seifun Group, Inc	2,324
77,278		Nissin Food Products Co Ltd	5,338
334,568	e	Nissin Foods Co Ltd	224
5,364		Nong Shim Co Ltd	1,109
2,058,200	e,g	Nongfu Spring Co Ltd	11,877
14,854	*	Norway Royal Salmon ASA	378
94,212		Oceana Group Ltd	258
219,528		Origin Enterprises plc	948
25,626		Orion Corp	297
26,548		Orion Corp/Republic of Korea	2,135
8,314		Orior AG.	696
751,543		Orkla ASA	6,020
1,433,417		Osotspa PCL	1,391
1,668		Ottogi Corp	545
2,711,698		PepsiCo, Inc	451,932
387,087		Pernod-Ricard S.A.	71,563
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
673		Philip Morris CR	$464
2,653,896		Philip Morris International, Inc	262,046
107,419	*	Pilgrim’s Pride Corp	3,355
14,182	*	Post Holdings, Inc	1,168
685,541		PPB Group BHD	2,467
745,294		Premier Foods plc	1,023
52,518	e	Premium Brands Holdings Corp	3,806
73,538		Prima Meat Packers Ltd	1,235
654,301		Primo Water Corp	8,755
188,036		Primo Water Corp (Toronto)	2,511
1,801,300		PT Astra Agro Lestari Tbk	1,186
8,053,918		PT Charoen Pokphand Indonesia Tbk	3,245
592,284		PT Gudang Garam Tbk	1,240
5,159,709		PT Indofood Sukses Makmur Tbk	2,444
3,193,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	249
4,287,300		PT Sawit Sumbermas Sarana Tbk	348
823,300		QL Resources BHD	971
559,417		Qurain Petrochemical Industries Co	574
463,300		R&B Food Supply PCL	204
86,851		Radico Khaitan Ltd	964
44,612	e	Remy Cointreau S.A.	7,828
27,800		Riken Vitamin Co Ltd	349
579,813	*,e	RLX Technology, Inc (ADR)	1,235
112,125	e	Rogers Sugar, Inc	527
93,480		Royal Unibrew A.S.	8,319
20,194		S Foods, Inc	465
96,455		Sakata Seed Corp	3,250
103,412		Salmar ASA	7,321
2,747		Samlip General Foods Co Ltd	150
3,276		Samyang Corp	103
4,391		Samyang Foods Co Ltd	344
4,106		Samyang Holdings Corp	225
56,722		Sanderson Farms, Inc	12,225
185,600		Sao Martinho S.A.	1,288
72,686		Sapporo Holdings Ltd	1,615
296,468		Saputo, Inc	6,465
22,496	*	Saudi Fisheries Co	204
18,903		Saudia Dairy & Foodstuff Co	824
297,661		Savola Group	2,670
101,079	g	Scandinavian Tobacco Group A.S.	1,981
14,844		Schouw & Co	1,038
223		Seaboard Corp	866
150,039	e	Select Harvests Ltd	487
4,961	*	Seneca Foods Corp	276
37,143		Shanghai Bairun Investment Holding Group Co Ltd	167
81,722		Shanxi Xinghuacun Fen Wine Factory Co Ltd	3,974
19,587	e	Showa Sangyo Co Ltd	367
757,311	*	Shree Renuka Sugars Ltd	447
23,001		Sichuan Swellfun Co Ltd	319
2,199,478		Sime Darby Plantation BHD	2,161
34,366	*	Simply Good Foods Co	1,298
136,170		SLC Agricola S.A.	1,148
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,799,171	e,g	Smoore International Holdings Ltd	$5,553
12,086	*,e	Sovos Brands, Inc	192
440,000		Standard Foods Corp	689
106,455		Strauss Group Ltd	2,622
84,620		Suedzucker AG.	1,370
90,318	*,e	SunOpta, Inc	698
22,186	*	SunOpta, Inc	173
51,023		Suntory Beverage & Food Ltd	1,927
3,698,794		Swedish Match AB	37,737
89,081	*,e	Synlait Milk Ltd	173
231,000		Taisun Enterprise Co Ltd	237
581,000	*	Taiwan TEA Corp	379
166,103		Takara Holdings, Inc	1,231
241,718		Tassal Group Ltd	800
616,313		Tata Tea Ltd	5,530
465,433		Tate & Lyle plc	4,265
9,673	*,e	Tattooed Chef, Inc	61
3,216,003		Thai Union Group PCL	1,557
410,300		Thai Vegetable Oil PCL (Foreign)	366
770,800		Thaifoods Group PCL	141
190,241	e	Tiger Brands Ltd	1,661
2,219,301		Tingyi Cayman Islands Holding Corp	3,814
88,339		Toly Bread Co Ltd	219
294,839		Tongwei Co Ltd	2,644
4,749	e	Tootsie Roll Industries, Inc	168
144,400		Toyo Suisan Kaisha Ltd	5,638
741,570		Treasury Wine Estates Ltd	5,816
41,666	*	TreeHouse Foods, Inc	1,742
138,100		Tres Tentos Agroindustrial S.A.	211
93,653		Triveni Engineering & Industries Ltd	281
1,191,900		TSH Resources BHD	287
675,471		Tsingtao Brewery Co Ltd	7,031
30,993		Tsingtao Brewery Co Ltd (Class A)	482
69,000		Ttet Union Corp	352
22,887		Turning Point Brands, Inc	621
82,192		Tyson Foods, Inc (Class A)	7,073
190,224		Ulker Biskuvi Sanayi AS	165
1,019,616		Uni-President China Holdings Ltd	877
5,493,384		Uni-President Enterprises Corp	12,386
729,077		United Malt Grp Ltd	1,649
110,900		United Plantations BHD	352
330,877	*	United Spirits Ltd	3,192
19,452		Universal Corp	1,177
971,420		Universal Robina	1,962
175,736	e	Utz Brands, Inc	2,429
329,270		Vector Group Ltd	3,457
6,556		Vilmorin & Cie	277
541,124		Vina Concha y Toro S.A.	740
23,363	*	Vintage Wine Estates, Inc	184
79,664		Viscofan S.A.	4,395
4,266	*	Vita Coco Co, Inc	42
154,951	*	Vital Farms, Inc	1,356
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
964,000	e	Vitasoy International Holdings Ltd	$1,690
5,508,694		Want Want China Holdings Ltd	4,804
384,000		Wei Chuan Food Corp	261
456,170		Wens Foodstuffs Group Co Ltd	1,453
44,729,109	g	WH Group Ltd	34,620
33,810	*	Whole Earth Brands, Inc	210
1,956,442		Wilmar International Ltd	5,694
263,942		Wuliangye Yibin Co Ltd	7,980
79,325		Yakult Honsha Co Ltd	4,575
203,200		Yamazaki Baking Co Ltd	2,486
339,407	e	Yihai International Holding Ltd	1,224
113,400	*	Yihai Kerry Arawana Holdings Co Ltd	917
85,617	*	Yuan Longping High-tech Agriculture Co Ltd	213
1,077,500	e,g	Zhou Hei Ya International Holdings Co Ltd	743
13,152		Zydus Wellness Ltd	273
		TOTAL FOOD, BEVERAGE & TOBACCO	4,078,984

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
384,043	*,e	1Life Healthcare, Inc	3,011
3,846,510		Abbott Laboratories	417,923
16,995	*	Abiomed, Inc	4,206
252,682	*	Acadia Healthcare Co, Inc	17,089
64,268	*	Accolade, Inc	476
59,258	*,e	AdaptHealth Corp	1,069
19,649	*	Addus HomeCare Corp	1,636
245,762		Advanced Medical Solutions Group plc	882
173,090	*	AGFA-Gevaert NV	640
28,037	*,e	Agiliti, Inc	575
166,358	*,e	agilon health, Inc	3,632
217,064	*	Aier Eye Hospital Group Co Ltd	1,455
1,916	*,e	AirSculpt Technologies, Inc	11
596,000	e,g	AK Medical Holdings Ltd	446
94,841		Al Hammadi Co for Development and Investment	924
341,390		Alcon, Inc	23,939
217,300		Alfresa Holdings Corp	2,922
141,657	*	Align Technology, Inc	33,526
387,776	*	Alignment Healthcare, Inc	4,425
262,465	*	Allscripts Healthcare Solutions, Inc	3,892
20,019	*	Alphatec Holdings Inc	131
104,456	g	Ambea AB	478
195,282		Ambu A.S.	1,908
22,239	*	Amedisys, Inc	2,338
191,127	*	American Well Corp	826
169,553		AmerisourceBergen Corp	23,988
60,816	*	AMN Healthcare Services, Inc	6,672
390,483	e	Amplifon S.p.A.	12,005
14,000	*	Amvis Holdings, Inc	392
20,870	e	Andlauer Healthcare Group, Inc	709
32,321	*	Angiodynamics, Inc	625
148,973		Ansell Ltd	2,290
32,394	*	Antares Vision S.p.A	294
161,085		Apollo Hospitals Enterprise Ltd	7,537
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,674	*,e	Apollo Medical Holdings, Inc	$258
489,526		Arjo AB	3,100
34,544		As One Corp	1,365
548,940		Asahi Intecc Co Ltd	8,311
128,432	*,g	Aster DM Healthcare Ltd	290
60,469	*,e	ATI Physical Therapy, Inc	85
296,508	*	AtriCure, Inc	12,115
237		Atrion Corp	149
127,772	*,g	Attendo AB	276
84,037		Australian Clinical Labs Ltd	266
198,782	*	Avanos Medical, Inc	5,435
37,494	*,e	Aveanna Healthcare Holdings, Inc	85
9,587	*	AxoGen, Inc	79
240,799	*	Axonics Modulation Technologies, Inc	13,646
194,497	*	Babylon Holdings Ltd	190
1,628,200		Bangkok Chain Hospital PCL	862
6,932,771		Bangkok Dusit Medical Services PCL	4,911
3,700,000		Bangkok Dusit Medical Services PCL (ADR)	2,619
661,757	e	Baxter International, Inc	42,505
252,490		Becton Dickinson & Co	62,246
27,702	*	BioLife Solutions Inc	383
30,237	e	BioMerieux	2,965
27,421	*,e	Bioventus, Inc	187
32,545		BML, Inc	846
4,044,754	*	Boston Scientific Corp	150,748
157,093	*	Brookdale Senior Living, Inc	713
339,738		Bumrungrad Hospital PCL	1,721
146,616	*,e	Butterfly Network, Inc	450
29,597	*	Cano Health, Inc	130
843,411		Cardinal Health, Inc	44,085
279,958	*	Cardiovascular Systems, Inc	4,020
48,185	*,e	CareMax, Inc	175
589,100	e	Carenet, Inc	4,004
10,686		Carl Zeiss Meditec AG.	1,285
26,374	*	Castle Biosciences, Inc	579
18,182		Cellavision AB	604
57,665	e	Celltrion Healthcare Co Ltd	3,061
1,412,753	*	Centene Corp	119,533
102,814	*	Certara, Inc	2,206
81,327	*	Cerus Corp	430
47,529	*	Chabiotech Co Ltd	529
177,637	*	Change Healthcare, Inc	4,096
10,771		Chemed Corp	5,056
1,007,500		China Resources Phoenix Healthcare Holdings Co Ltd	654
5,566,600		Chularat Hospital PCL	583
1,022,413		Cigna Corp	269,426
22,223		Classys, Inc	244
959,531	*	Cleopatra Hospital	240
254,483	*	Clover Health Investments Corp	545
118,400		CM Hospitalar S.A.	310
598,000	e	C-Mer Eye Care Holdings Ltd	376
113,312		Cochlear Ltd	15,557
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,515		Coloplast AS	$11,485
3,617		Coltene Holding AG.	312
667,787	*	Community Health Systems, Inc	2,504
31,810		CompuGroup Medical SE & Co KgaA	1,359
12,477	*	Computer Programs & Systems, Inc	399
4,913		Conmed Corp	470
1,880,375	g	ConvaTec Group plc	5,154
13,832	*,e	Convey Holding Parent, Inc	144
30,354		Cooper Cos, Inc	9,504
1,553	*	Corvel Corp	229
89,457	*	Covetrus, Inc	1,856
43,494		Craneware plc	974
413,308	*	Cross Country Healthcare, Inc	8,609
9,957	*	CryoLife, Inc	188
30,563	*	CryoPort, Inc	947
220,574	*,e	Cue Health, Inc	706
94,349	*,e	Cutera, Inc	3,538
285,684		CVS Group plc	5,775
1,305,354		CVS Health Corp	120,954
122,331	*,e	CYBERDYNE, Inc	289
41,098		Dallah Healthcare Co	1,216
47,862	*	DaVita, Inc	3,827
22,372	*,e	Definitive Healthcare Corp	513
13,643	*	Demant A.S.	513
516,266	*,e	dentalcorp Holdings Ltd	4,777
7,415		Dentium Co Ltd	489
64,074		Dentsply Sirona, Inc	2,289
1,754,257	*	Dexcom, Inc	130,745
25,530	e	DiaSorin S.p.A.	3,357
11,879	*	DIO Corp	241
14,663	*	DocGo, Inc	105
12,751	*,e	Doximity, Inc	444
43,412	g	Dr Lal PathLabs Ltd	1,192
224,121		Dr Sulaiman Al Habib Medical Services Group Co	11,613
10,458		Draegerwerk AG.	547
3,463		Draegerwerk AG. & Co KGaA	153
17,398		Eckert & Ziegler Strahlen- und Medizintechnik AG.	669
2,112,719	*	Edwards Lifesciences Corp	200,898
34,800		Eiken Chemical Co Ltd	459
50,445		El.En. S.p.A	655
40,138		Elan Corp	310
429,419	e	Elekta AB (B Shares)	2,976
955,257		Elevance Health, Inc	460,988
47,600	e	EM Systems Co Ltd	338
15,081	*	Embecta Corp	382
68,874		EMIS Group plc	1,563
68,917		Encompass Health Corp	3,863
41,981	*,e	Enovis Corp	2,309
17,368		Ensign Group, Inc	1,276
620,006	*	Envista Holdings Corp	23,895
24,052	*	Eoflow Co Ltd	359
136,161	*,e	Establishment Labs Holdings, Inc	7,404
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
407,969	*	Evolent Health, Inc	$12,529
96,991	e	Extendicare, Inc	517
130,911		Fagron NV	2,122
138,331	*	Figs, Inc	1,260
325,916		Fisher & Paykel Healthcare Corp	4,060
207,700		Fleury S.A.	647
547,684	*	Fortis Healthcare Ltd	1,669
252,913		Fresenius Medical Care AG.	12,671
75,455		Fresenius SE	2,295
27,077	*	Fulgent Genetics, Inc	1,477
57,509	g	Galenica AG.	4,424
32,167		Getinge AB (B Shares)	746
7,892	*	Glaukos Corp	358
22,709	*	Globus Medical, Inc	1,275
122,033		GN Store Nord	4,305
19,538	*	Guangzhou Kingmed Diagnostics Group Co Ltd	241
225,721	*,e	Guardant Health, Inc	9,106
9,600	*	Haemonetics Corp	626
6,763	*	Hanger Inc	97
3,605,398	g	Hapvida Participacoes e Investimentos S.A.	3,768
1,102,382		Hartalega Holdings BHD	765
507,410		HCA Healthcare, Inc	85,275
726,723		Healius Ltd	1,842
44,852	*	Health Catalyst, Inc	650
198,346	*	HealthEquity, Inc	12,176
19,433	*	HealthStream, Inc	422
98,325	*	Henry Schein, Inc	7,545
1,519	*	Heska Corp	144
30,972	*	Hims & Hers Health, Inc	140
94,548	*	HLB Life Science CO Ltd	889
25,298	e	HLS Therapeutics, Inc	239
29,200		Hogy Medical Co Ltd	648
72,003	*	Hologic, Inc	4,990
99,300		Hospital Mater Dei S.A.	145
546,973	*	Hoya Corp	46,812
68,278		Huadong Medicine Co Ltd	462
256,842		Humana, Inc	120,220
401,000	*,e,g	Hygeia Healthcare Holdings Co Ltd	2,674
6,161	*	ICU Medical, Inc	1,013
66,864	*	IDEXX Laboratories, Inc	23,451
1,276,589		IHH Healthcare BHD	1,868
23,312	*,e	Implantica AG.	107
45,936	*	Inari Medical, Inc	3,123
118,243	*	Inmode Ltd	2,650
14,723	*,e	Innovage Holding Corp	64
18,200	*	Inogen, Inc	440
8,213	*	Inspire Medical Systems, Inc	1,500
60,100		Instituto Hermes Pardini S.A.	230
59,937	*	Insulet Corp	13,063
15,580		Intco Medical Technology Co Ltd	59
28,208	*	Integer Holding Corp	1,993
63,767	*	Integra LifeSciences Holdings Corp	3,445
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,511		Integral Diagnostics Ltd	$443
666,205	*,n	Intuitive Surgical, Inc	133,714
197,100	*,e	Invitae Corp	481
24,363		Ion Beam Applications	397
10,054		iRadimed Corp	341
13,983	*	iRhythm Technologies, Inc	1,511
939,000		IVD Medical Holding Ltd	293
27,944		Jafron Biomedical Co Ltd	213
75,000		Japan Lifeline Co Ltd	506
51,188		Jeol Ltd	1,981
43,350		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	166
949,109	g	Jinxin Fertility Group Ltd	875
88,300		JMDC, Inc	3,888
43,729	*	Joint Corp	669
138,968		Jointown Pharmaceutical Group Co Ltd	247
372,000	e	Kangji Medical Holdings Ltd	371
901,157		Koninklijke Philips Electronics NV	19,328
87,882		Korian-Medica	1,325
1,505,000		Kossan Rubber Industries	451
2,303,100		KPJ Healthcare BHD	437
33,449	*,g	Krishna Institute of Medical Sciences Ltd	503
65,243		Laboratory Corp of America Holdings	15,290
250,958	*	Lantheus Holdings, Inc	16,571
5,499	e	Le Noble Age	194
3,104		LeMaitre Vascular, Inc	141
23,113		Lepu Medical Technology Beijing Co Ltd	64
23,551	*	LHC Group, Inc	3,668
2,159,114		Life Healthcare Group Holdings Pte Ltd	2,384
58,354	*,e	LifeStance Health Group, Inc	324
4,494,000	*	Lifetech Scientific Corp	1,661
87,304	*	LivaNova plc	5,454
24,143		Lutronic Corp	320
80,216		M3, Inc	2,309
90,763		Mani, Inc	883
18,324	*	Masimo Corp	2,394
562,960	*	Max Healthcare Institute Ltd	2,625
161,741		McKesson Corp	52,762
8,503	g	Medacta Group S.A.	811
4,861	*,g	Medartis Holding AG.	448
151,531		Medicare Group	291
210,800		Mediceo Paltac Holdings Co Ltd	2,974
471,849	*	Mediclinic International plc	2,641
6,799,400		Medikaloka Hermina Tbk PT	687
15,520	*	Medios AG.	429
169,600	*,e	Medley, Inc	3,380
206,000	e,g	Medlive Technology Co Ltd	304
29,910	g	Medmix AG.	661
71,036	*	MEDNAX, Inc	1,492
269,300	*	MedPeer, Inc	3,678
2,619,991		Medtronic plc	235,144
179,508	*	Meinian Onehealth Healthcare Holdings Co Ltd	150
71,084		Menicon Co Ltd	1,639
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,738	*	Meridian Bioscience, Inc	$2,882
200,069	*	Merit Medical Systems, Inc	10,858
940		Mesa Laboratories, Inc	192
217		Metall Zug AG.(B Shares)	434
20,857,900	*	Metro Healthcare Indonesia TBK PT	700
30,437	g	Metropolis Healthcare Ltd	543
455,895	e	Microport Scientific Corp	1,324
42,395	*	Middle East Healthcare Co	365
62,700		Miraca Holdings, Inc	1,363
109,640	*,g	MLP Saglik Hizmetleri AS.	215
18,967	*	ModivCare, Inc	1,603
51,294	*	Molina Healthcare, Inc	14,342
174,432		Mouwasat Medical Services Co	9,906
590,569	*,e	Multiplan Corp	3,242
22,836		Nagaileben Co Ltd	319
136,022		Nakanishi, Inc	2,411
298,594	*,e	Nanosonics Ltd	692
71,772	*,e	Nano-X Imaging Ltd	811
70,225	*	Narayana Hrudayalaya Ltd	563
10,716		National Healthcare Corp	749
24,188		National Medical Care Co	349
2,558		National Research Corp	98
52,992	*	Natus Medical, Inc	1,737
112,553	*	Neogen Corp	2,711
1,307,059		Network Healthcare Holdings Ltd	1,154
2,511		Neuca S.A.	450
40,408	*	Nevro Corp	1,771
199,000	*,e,g	New Horizon Health Ltd	601
173,144	*	NextGen Healthcare, Inc	3,020
210,277		Nihon Kohden Corp	4,310
172,352		Nipro Corp	1,356
159,379	*,†	NMC Health plc	2
100,812	*,e	Novocure Ltd	7,006
5,946	*	Nutex Health, Inc	19
59,262	*	NuVasive, Inc	2,913
89,050	*,e	Oak Street Health, Inc	1,464
805,843		Oceania Healthcare Ltd	467
984,470		Odontoprev S.A.	1,759
1,162,438		Olympus Corp	23,557
106,495	*,e	Omnicell, Inc	12,114
172,300	*	Oncoclinicas do Brasil Servicos Medicos S.A.	150
2,869	*	Oncology Institute, Inc	15
339,619	*,e	Opko Health, Inc	859
3,279	*	OptimizeRx Corp	90
869,231	*	Option Care Health, Inc	24,156
65,512	*	OraSure Technologies, Inc	178
130,251		Oriola-KD Oyj (B Shares)	259
64,004	e	Orpea	1,570
31,714	*	Orthofix Medical Inc	747
2,282	*,e	OrthoPediatrics Corp	98
7,519	*	Outset Medical, Inc	112
24,066		Ovctek China, Inc	206
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,138		Owens & Minor, Inc	$4,376
3,177	*	Owlet, Inc	5
3,936	*,e	P3 Health Partners, Inc	15
7,116	*,e	Paragon 28, Inc	113
46,644		Paramount Bed Holdings Co Ltd	758
320,124		Patterson Cos, Inc	9,700
36,000		Pegavision Corp	506
820,000	*,g	Peijia Medical Ltd	812
4,547	*	Pennant Group, Inc	58
13,547	*	Penumbra, Inc	1,687
78,029	*,e	PetIQ, Inc	1,310
4,768		Pharmagest Inter@ctive	381
145,400	*	PHC Holdings Corp	1,373
89,400	*	Phreesia, Inc	2,236
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
23,620		Poly Medicure Ltd	225
716,414	*,e	PolyNovo Ltd	670
148,662		Premier, Inc	5,304
258,184	*,e	Privia Health Group, Inc	7,518
136,859	e	Pro Medicus Ltd	4,000
4,001	*,e	PROCEPT BioRobotics Corp	131
89,754	*	Progyny, Inc	2,607
393,459	*	Project Roadrunner Parent, Inc	8,247
4,160,700		PT Siloam International Hospitals Tbk	279
5,244	*,e	Pulmonx Corp	77
165,800		Qualicorp S.A.	353
82,190		Quest Diagnostics, Inc	10,930
59,742	*	QuidelOrtho Corp	5,806
7,688	*	RadNet, Inc	133
1,444,499		Raffles Medical Group Ltd	1,165
163,340		Ramsay Health Care Ltd	8,273
370,100	g	Rede D’Or Sao Luiz S.A.	2,049
55,782		Resmed, Inc	11,694
28,746		Revenio Group Oyj	1,284
515,600		Riverstone Holdings Ltd	275
3,725	*,e	RxSight, Inc	52
493,480	e	Ryman Healthcare Ltd	2,740
32,973		Sartorius AG.	11,572
48,601		Saudi Chemical Co	394
22,089	*	Schrodinger, Inc	583
42,464		SD Biosensor, Inc	1,273
31,067	*	SeaSpine Holdings Corp	176
159,333	e	Sectra AB	2,142
82,840	*,e	Sedana Medical AB	219
398,029		Select Medical Holdings Corp	9,401
347,479	*	Sema4 Holdings Corp	438
769,556	*,e	Senseonics Holdings, Inc	793
1,723,882		Shandong Weigao Group Medical Polymer Co Ltd	2,013
145,832		Shanghai Pharmaceuticals Holding Co Ltd - A	394
640,927		Shanghai Pharmaceuticals Holding Co Ltd - H	1,064
49,614	*	Sharecare, Inc	78
50,222		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,355
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,000		Shenzhen New Industries Biomedical Engineering Co Ltd	$297
254,436		Ship Healthcare Holdings, Inc	4,541
71,180	*	Shockwave Medical Inc	13,607
6,746	*	SI-BONE, Inc	89
424,825	g	Siemens Healthineers AG.	21,660
73,699	e	Sienna Senior Living, Inc	744
17,048	*,e	Sight Sciences, Inc	153
1,167,065	e	Sigma Healthcare Ltd	468
58,878	*,e	Signify Health, Inc	813
5,410	*	Silk Road Medical Inc	197
2,819	e	Simulations Plus, Inc	139
997,387		Sinopharm Group Co	2,415
177,200	e,g	Sisram Medical Ltd	305
1,057,154		Smith & Nephew plc	14,784
65,600		Solasto Corp	354
497,827		Sonic Healthcare Ltd	11,347
66,324		Sonova Holdings AG	21,196
321,593	*,g	Spire Healthcare Group plc	920
1,145,900		Sri Trang Gloves Thailand PCL	529
53,000		St. Shine Optical Co Ltd	470
48,865	*	Staar Surgical Co	3,466
138,770		STERIS plc	28,607
9,539		STRATEC Biomedical AG.	876
132,461		Straumann Holding AG.	15,957
399,662		Stryker Corp	79,505
8,874		Suheung Capsule Co Ltd	224
268,730		Summerset Group Holdings Ltd	1,610
1,882,801		Supermax Corp BHD	374
253,302	*	Surgery Partners, Inc	7,325
39,023	*	Surgical Science Sweden AB	584
2,483	*	SurModics, Inc	92
173,400		Suzuken Co Ltd	4,888
129,224		Synlab AG.	2,251
183,913		Sysmex Corp	11,097
48,820	*	Tactile Systems Technology, Inc	356
60,000		TaiDoc Technology Corp	392
203,243	*	Tandem Diabetes Care, Inc	12,030
114,484	*,e	Teladoc, Inc	3,802
13,582		Teleflex, Inc	3,339
251,885	*	Tenet Healthcare Corp	13,239
852,956		Terumo Corp	25,803
491,080		Thonburi Healthcare Group PCL	855
19,177	g	Thyrocare Technologies Ltd	151
63,230		Toho Pharmaceutical Co Ltd	979
27,209		Tokai Corp (GIFU)	334
3,684,086		Top Glove Corp BHD	871
12,080	*	Topchoice Medical Corp	316
42,838	*	Transmedics Group, Inc	1,347
36,128	*,e	Treace Medical Concepts, Inc	518
1,455	*	UFP Technologies, Inc	116
269,178		Uniphar plc	817
2,066,245		UnitedHealth Group, Inc	1,061,285
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,669		Universal Health Services, Inc (Class B)	$4,700
45,000		Universal Vision Biotechnology Co Ltd	432
2,056		US Physical Therapy, Inc	225
787		Utah Medical Products, Inc	68
7,833		Value Added Technologies Co Ltd	186
32,250	*	Varex Imaging Corp	690
514,698	*	Veeva Systems, Inc	101,931
306,000	*,e,g	Venus MedTech Hangzhou, Inc	684
6,383,600		Vibhavadi Medical Center PCL (Foreign)	441
8,366	*	Vicarious Surgical, Inc	25
1,487,209	*	ViewRay, Inc	3,941
46,530	*	Vijaya Diagnostic Centre Pvt Ltd	197
151,579	*,e	Vimian Group AB	727
225,673	*,e	Well Health Technologies Corp	538
107,572	*	Winning Health Technology Group Co Ltd	141
178,782	*	Xvivo Perfusion AB	3,749
344,800	*,g	Yidu Tech, Inc	412
4,386		Ypsomed Holding AG.	596
710,079		Zimmer Biomet Holdings, Inc	74,601
55,535	*	Zimvie, Inc	889
5,250	e	Zynex Inc	42
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,208,815

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
12,213		Aekyung Industrial Co Ltd	134
151,523		Amorepacific Corp	15,230
27,670	*,e	Beauty Health Co	356
304,323		Beiersdorf AG.	31,229
768,673	*	BellRing Brands, Inc	19,132
1,239,982	*,†,e	Best World International Ltd	607
19,257		Blackmores Ltd	937
74,997		By-health Co Ltd	243
5,805	*	Central Garden & Pet Co	246
34,597	*	Central Garden and Pet Co (Class A)	1,384
57,000		Chlitina Holding Ltd	372
226,603		Church & Dwight Co, Inc	20,997
49,230		Clorox Co	6,940
1,161,688		Colgate-Palmolive Co	93,098
140,372		Colgate-Palmolive India Ltd	2,646
9,842		Cosmax, Inc	429
362,143	*	Coty, Inc	2,901
708,046		Dabur India Ltd	4,454
19,430		Earth Chemical Co Ltd	745
44,120		Edgewell Personal Care Co	1,523
742,734	*	elf Beauty, Inc	22,787
256,456		Emami Ltd	1,368
35,741		Energizer Holdings, Inc	1,013
273,110		Essity AB	7,139
613,628		Estee Lauder Cos (Class A)	156,273
121,300	*,e	Euglena Co Ltd	840
170,884		Fancl Corp	3,141
9,437		Gillette India Ltd	597
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
435,818	*	Godrej Consumer Products Ltd	$4,194
147,000		Grape King Industrial Co	660
738,636		Hengan International Group Co Ltd	3,477
116,289		Henkel KGaA	7,145
180,303		Henkel KGaA (Preference)	11,157
39,674	*	Herbalife Nutrition Ltd	811
934,841		Hindustan Lever Ltd	26,506
57,777	*	Honest Co, Inc	169
40,233	*,e	Hyundai Bioscience Co Ltd	681
17,811,400		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,196
31,344	e	Inter Parfums S.A.	1,493
3,230		Inter Parfums, Inc	236
51,954	e,g	Jamieson Wellness, Inc	1,445
143,997		Jyothy Laboratories Ltd	274
522,869		Kao Corp	21,202
228,481		Kimberly-Clark Corp	30,879
1,657,118	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,244
9,660		Kobayashi Pharmaceutical Co Ltd	598
14,991		Kolmar BNH Co Ltd	312
15,160		Kolmar Korea Co Ltd	447
27,168	e	Kose Corp	2,476
10,647		LG Household & Health Care Ltd	5,594
2,454		LG Household & Health Care Ltd (Preference)	618
376,200		Lion Corp	4,165
357,389		L’Oreal S.A.	124,087
41,072		Mandom Corp	484
24,919		Medifast, Inc	4,498
375,000	*	Microbio Co Ltd	709
49,498		Milbon Co Ltd	1,746
978,664		Natura & Co Holding S.A.	2,510
9,566	*	Nature’s Sunshine Products, Inc	102
18,800		Noevir Holdings Co Ltd	799
27,396		Nu Skin Enterprises, Inc (Class A)	1,186
85,293	*,e	Olaplex Holdings, Inc	1,202
76,573	*,e	Ontex Group NV	601
35,456		Pacific Corp	1,022
3,546		Pharmanutra S.p.A	224
137,800	e	Pigeon Corp	1,896
335,300	e	Pola Orbis Holdings, Inc	4,150
3,995,059		Procter & Gamble Co	574,450
5,877		Proya Cosmetics Co Ltd	145
8,831,610		PT Unilever Indonesia Tbk	2,832
517,047		PZ Cussons plc	1,243
1,168,597		Reckitt Benckiser Group plc	87,893
42,609	e	Reynolds Consumer Products, Inc	1,162
110,545		Rohto Pharmaceutical Co Ltd	3,205
52,123		Sarantis S.A.	360
822,426		Shiseido Co Ltd	33,150
165,597		Spectrum Brands Holdings, Inc	13,582
100,000		TCI Co Ltd	522
2,398	*	Thorne HealthTech, Inc	12
373,699		Uni-Charm Corp	12,540
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,783,455		Unilever plc	$126,869
8,316		Unilever plc	378
2,178	*	USANA Health Sciences, Inc	158
149,186	*,e	Veru, Inc	1,686
426,536	e	Vinda International Holdings Ltd	1,094
8,021	e	WD-40 Co	1,615
33,500		YA-MAN Ltd	427
16,700		Yunnan Botanee Bio-Technology Group Co Ltd	543
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,533,822

INSURANCE - 2.9%
25,668		Admiral Group plc	703
1,967,119		Aegon NV	8,472
605,185		Aflac, Inc	33,485
23,232		Ageas	1,024
13,646,322		AIA Group Ltd	149,107
20,645	*	Al Rajhi Co for Co-operative Insurance	392
12,413	*	Alleghany Corp	10,341
261,165		Allianz AG.	50,068
606,535		Allstate Corp	76,866
1,032,866		Alm Brand AS	1,522
39,196	*	AMBAC Financial Group, Inc	445
173,405		American Equity Investment Life Holding Co	6,341
88,732		American Financial Group, Inc	12,317
4,688,684		American International Group, Inc	239,732
23,485		Amerisafe, Inc	1,221
90,800		Anicom Holdings, Inc	434
231,518		Aon plc	62,436
540,446	*	Arch Capital Group Ltd	24,585
26,819		Argo Group International Holdings Ltd	989
189,644		Arthur J. Gallagher & Co	30,920
232,526		ASR Nederland NV	9,375
400,167		Assicurazioni Generali S.p.A.	6,392
50,017		Assurant, Inc	8,645
56,791		Assured Guaranty Ltd	3,168
101,273		AUB Group Ltd	1,241
3,587,800	*	Aviva plc	17,574
1,982,676		AXA S.A.	45,287
150,091		Axis Capital Holdings Ltd	8,569
6,262		Baloise Holding AG.	1,025
1,158,100		Bangkok Life Assurance PCL	1,318
706,100		Bangkok Life Assurance PCL (ADR)	804
814,546		BB Seguridade Participacoes S.A.	4,040
2,776,177		Beazley plc	16,928
1,717,533	*,e	Bright Health Group, Inc	3,126
62,055	*	Brighthouse Financial, Inc	2,545
10,181		Brookfield Asset Management Reinsurance Partners Ltd	453
307,953		Brown & Brown, Inc	17,966
224,690	*	BRP Group, Inc	5,426
66,247	*	Bupa Arabia for Cooperative Insurance Co	2,812
9,066,807		Cathay Financial Holding Co Ltd	15,526
11,068,435		China Development Financial Holding Corp	5,481
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,913,132		China Insurance International Holdings Co Ltd	$2,363
14,508,790		China Life Insurance Co Ltd	25,329
206,875		China Life Insurance Co Ltd (Class A)	963
542,300	*	China Pacific Insurance Group Co Ltd - A	1,911
3,128,409		China Pacific Insurance Group Co Ltd - H	7,683
1,518,116		Chubb Ltd	298,431
127,799		Cincinnati Financial Corp	15,205
73,434	*	Clal Insurance	1,314
21,245		CNA Financial Corp	954
69,929	*	Co for Cooperative Insurance	1,076
174,078		Conseco, Inc	3,149
3,630,000	*,†,e	Convoy Global Holdings Ltd	5
24,689		Crawford & Co	193
1,121,062		Dai-ichi Mutual Life Insurance Co	20,734
148,763	e	Definity Financial Corp	3,845
390,800		Dhipaya Group Holdings PCL	677
1,541,183		Direct Line Insurance Group plc	4,731
555,769	*	Discovery Holdings Ltd	4,396
13,941		Donegal Group, Inc (Class A)	238
54,155		Dongbu Insurance Co Ltd	2,566
18,359	*	eHealth, Inc	171
23,063		Employers Holdings, Inc	966
9,390	*	Enstar Group Ltd	2,009
22,353		Erie Indemnity Co (Class A)	4,296
239,468		Everest Re Group Ltd	67,118
31,497		Fairfax Financial Holdings Ltd	16,691
215,766		Fidelity National Financial Inc	7,975
84,593		First American Financial Corp	4,477
8,527,124		Fubon Financial Holding Co Ltd	17,151
421,069	*	Genworth Financial, Inc (Class A)	1,486
200,726		Gjensidige Forsikring BA	4,086
185,071		Globe Life, Inc	18,039
5,424	e	Goosehead Insurance, Inc	248
350,625	e	Great-West Lifeco, Inc	8,561
22,209	*	Greenlight Capital Re Ltd (Class A)	172
49,798		Grupo Catalana Occidente S.A.	1,557
8,454		Hannover Rueckversicherung AG.	1,233
28,682		Hanover Insurance Group, Inc	4,195
1,529,513		Hanwha Life Insurance Co Ltd	2,626
234,569		Harel Insurance Investments & Finances Ltd	2,297
1,072,704		Hartford Financial Services Group, Inc	70,187
1,399	e	HCI Group, Inc	95
1,078,149	g	HDFC Life Insurance Co Ltd	7,528
62,433		Helvetia Holding AG.	7,332
206,122	*	Hippo Holdings, Inc	181
403,725		Hiscox Ltd	4,631
33,696		Horace Mann Educators Corp	1,293
161,711		Hyundai Marine & Fire Insurance Co Ltd	3,865
135,162		iA Financial Corp, Inc	6,722
271,990	g	ICICI Lombard General Insurance Co Ltd	3,873
394,888	g	ICICI Prudential Life Insurance Co Ltd	2,454
10,220		IDI Insurance Co Ltd	267
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,595,393		Insurance Australia Group Ltd	$10,842
218,984		Intact Financial Corp	30,888
900		Investors Title Co	141
1,082,700	*	IRB Brasil Resseguros S	420
30,666		James River Group Holdings Ltd	760
2,688,600		Japan Post Holdings Co Ltd	19,237
146,600		Japan Post Insurance Co Ltd	2,346
1,231,999		Just Retirement Group plc	1,073
50,930		Kemper Corp	2,440
28,487		Kinsale Capital Group, Inc	6,542
94,939		Korean Reinsurance Co	615
287,278		Lancashire Holdings Ltd	1,412
4,707,973		Legal & General Group plc	13,764
34,437	*,e	Lemonade, Inc	629
355,278	*	Life Insurance Corp of India	3,032
145,016		Lincoln National Corp	6,782
769,758	e	Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,016
167,284		Loews Corp	9,913
2,440,388		Manulife Financial Corp	42,316
1,068,345		Mapfre S.A.	1,889
11,020	*	Markel Corp	14,252
1,579,985		Marsh & McLennan Cos, Inc	245,293
258,949	*	Max Financial Services Ltd	2,572
41,862	*	MBIA, Inc	517
4,210,799		Medibank Pvt Ltd	9,471
28,705	*	Menorah Mivtachim Holdings Ltd	529
389,000		Mercuries & Associates Holding Ltd	256
4,347,801	*	Mercuries Life Insurance Co Lt	1,045
30,081		Mercury General Corp	1,333
41,728		Meritz Fire & Marine Insurance Co Ltd	1,069
2,471,709		Metlife, Inc	155,199
488,013		Migdal Insurance Holdings Ltd	729
61,500		Mirae Asset Life Insurance Co Ltd	147
1,360,417		Momentum Metropolitan Holdings	1,193
322,826		MS&AD Insurance Group Holdings Inc	9,899
51,084		Muenchener Rueckver AG.	12,084
1,976		National Western Life Group, Inc	401
181,365		New China Life Insurance Co Ltd - A	874
1,136,965		New China Life insurance Co Ltd - H	3,200
7,074	*	NI Holdings, Inc	116
536,022		nib holdings Ltd	2,732
372,133		NN Group NV	16,855
5,463,190	e	Old Mutual Ltd	3,703
380,354		Old Republic International Corp	8,505
95,505	*	Oscar Health, Inc	406
25,924	*	Palomar Holdings, Inc	1,669
158,429	*	PB Fintech Ltd	1,153
11,014,388		People’s Insurance Co Group of China Ltd	3,372
977,715		People’s Insurance Co Group of China Ltd (Class A)	740
979,494		Phoenix Group Holdings plc	7,057
177,078		Phoenix Holdings Ltd	1,758
8,149,556		PICC Property & Casualty Co Ltd	8,498
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,014,476		Ping An Insurance Group Co of China Ltd	$62,049
2,997,350		Ping An Insurance Group Co of China Ltd (Class A)	20,962
411,443	g	Poste Italiane S.p.A	3,850
701,716		Power Corp Of Canada	18,055
690,955		Powszechny Zaklad Ubezpieczen S.A.	4,632
31,389		Primerica, Inc	3,757
205,372		Principal Financial Group	13,717
45,173		ProAssurance Corp	1,067
669,129		Progressive Corp	77,800
85,528		Protector Forsikring ASA	889
307,646		Prudential Financial, Inc	29,436
1,254,980		Prudential plc	15,611
14,952,900	*	PT Panin Life Tbk	430
1,931,674		Qatar Insurance Co SAQ	1,275
1,997,369		QBE Insurance Group Ltd	16,784
231,400	e	Qualitas Controladora SAB de C.V.	1,065
919,637		Rand Merchant Investment Holdings Ltd	1,574
54,309		Reinsurance Group of America, Inc (Class A)	6,370
64,942		RenaissanceRe Holdings Ltd	10,155
6,655		RLI Corp	776
115,277	*	Root, Inc	137
14,066	*	Ryan Specialty Group Holdings, Inc	551
306,521	g	Sabre Insurance Group plc	767
11,902		Safety Insurance Group, Inc	1,156
137,711	*	Saga plc	299
275,015		Sampo Oyj (A Shares)	12,018
36,312		Samsung Fire & Marine Insurance Co Ltd	5,642
91,218		Samsung Life Insurance Co Ltd	4,408
2,011,444		Sanlam Ltd	6,538
52,877		Santam Ltd	818
504,839	g	SBI Life Insurance Co Ltd	6,933
185,126		SCOR SE	3,987
58,957		Selective Insurance Group, Inc	5,126
116,848	*	Selectquote, Inc	290
15,001,866		Shin Kong Financial Holding Co Ltd	4,422
211,000		Shinkong Insurance Co Ltd	368
75,398	*	SiriusPoint Ltd	409
989,120		Sompo Holdings, Inc	43,687
1,529,829		Steadfast Group Ltd	5,323
22,530		Stewart Information Services Corp	1,121
552,187		Storebrand ASA	3,970
333,400		Sul America S.A.	1,408
735,826		Sun Life Financial, Inc	33,716
1,399,532		Suncorp-Metway Ltd	10,672
19,056		Swiss Life Holding	9,302
44,726		Swiss Re Ltd	3,472
254,000		Syarikat Takaful Malaysia BHD	186
1,558,565		T&D Holdings, Inc	18,657
39,875		Tiptree Inc	423
760,499		Tokio Marine Holdings, Inc	44,346
53,554		Tongyang Life Insurance Co Ltd	236
88,990		Topdanmark AS	4,632
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
730,200		TQM Corp PCL	$1,023
216,330		Travelers Cos, Inc	36,588
40,505	*	Trean Insurance Group, Inc	252
47,940	*,e	Trisura Group Ltd	1,241
6,343	*,e	Trupanion, Inc	382
50,389		Tryg A.S.	1,135
459,604		Unipol Gruppo Finanziario S.p.A	2,093
187,241		Uniqa Versicherungen AG.	1,329
18,495		United Fire Group Inc	633
19,058		Universal Insurance Holdings, Inc	248
179,128		Unum Group	6,094
50,849		Vienna Insurance Group AG Wiener Versicherung Gruppe	1,163
341,327		W.R. Berkley Corp	23,299
4,278		White Mountains Insurance Group Ltd	5,331
103,965		Willis Towers Watson plc	20,522
29,089		Wuestenrot & Wuerttembergische AG.	516
530,105	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,731
391,852		Zurich Insurance Group AG	170,876
		TOTAL INSURANCE	3,031,060

MATERIALS - 4.7%
335,049	*	29Metals Ltd	403
292,411	*	5E Advanced Materials, Inc	370
5,962	*	5E Advanced Materials, Inc	73
240,121		Aarti Industries	2,133
237,365	*,e	Acerinox S.A.	2,305
8,822,400	*	ADARO MINERALS INDONESIA TBK PT	936
91,638		ADEKA Corp	1,584
422,975		Adelaide Brighton Ltd	709
45,110		Advanced Enzyme Technologies Ltd	153
8,708		Advanced Nano Products Co Ltd	471
147,330		Advanced Petrochemical Co	2,020
17,128		AdvanSix, Inc	573
118,821		Aeci Ltd	697
114,411		African Rainbow Minerals Ltd	1,503
555,084		Agnico-Eagle Mines Ltd	25,408
61,352		Aica Kogyo Co Ltd	1,284
608,987		Air Liquide	81,971
187,248		Air Products & Chemicals, Inc	45,029
215,300		Air Water, Inc	2,713
21,641	e	AirBoss of America Corp	261
7,443		Akzo Nobel India Ltd	178
190,391		Akzo Nobel NV	12,451
463,802	e	Alamos Gold, Inc	3,254
85,155		Albemarle Corp	17,796
185,789		Alcoa Corp	8,468
17,834		Algoma Steel Group, Inc	159
447,307	*	Alkane Resources Ltd	192
15,812		Alkyl Amines Chemicals	506
23,836	*	Allegheny Technologies, Inc	541
41,000		Allied Supreme Corp	346
669,686	*	Allkem Ltd	4,790
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,086		Alpha Metallurgical Resources, Inc	$1,302
47,444		Altius Minerals Corp	669
83,619		Altri SGPS S.A.	558
40,042		Alujain Corp	622
2,857,541		Alumina Ltd	2,897
4,711,964		Aluminum Corp of China Ltd	1,771
929,287	*	Aluminum Corp of China Ltd (Class A)	660
684,388		Ambuja Cements Ltd	3,156
143,838		Amcor plc	1,788
112,416		American Vanguard Corp	2,513
31,721		AMG Advanced Metallurgical Group NV	815
3,649	*,e	Amyris, Inc	7
59,469		Anglo American Platinum Ltd	5,209
1,502,199		Anglo American plc	53,701
465,057		AngloGold Ashanti Ltd	6,867
735,791	e	AngloGold Ashanti Ltd (ADR)	10,882
883,065		Anhui Conch Cement Co Ltd	3,832
176,145		Anhui Conch Cement Co Ltd (Class A)	930
17,420		Anhui Honglu Steel Construction Group Co Ltd	87
412,683		Antofagasta plc	5,827
56,524		APERAM	1,570
162,280		APL Apollo Tubes Ltd	1,760
5,814		Aptargroup, Inc	600
59,669		Arabian Cement Co	536
679,245		ArcelorMittal	15,232
88,453	*	Arconic Corp	2,481
21,277	†,e	Ardagh Group S.A.	324
110,079		Ardagh Metal Packaging S.A.	671
373,786	*,e	Argonaut Gold, Inc	131
62,283		Arkema	5,571
87,434	e	Asahi Holdings, Inc	1,372
899,140		Asahi Kasei Corp	6,840
36,858		Ashland Global Holdings, Inc	3,798
586,000		Asia Cement China Holdings Corp	321
1,706,044		Asia Cement Corp	2,516
438,000		Asia Polymer	415
434,613		Asian Paints Ltd	14,879
58,800	*	Asia-Potash International Investment Guangzhou Co Ltd	302
212,639	*,e	Aspen Aerogels, Inc	2,101
87,672		Associated Cement Co Ltd	2,366
123,431		Atalaya Mining plc	485
17,232		Atul Ltd	1,757
36,290		Aurubis AG.	2,476
99,273	*	Australian Strategic Materials Ltd	237
158,163	e	Avery Dennison Corp	25,602
254,806		Avient Corp	10,213
3,056,195	*,†,e	AVZ Minerals Ltd	1,645
737,669	*	Axalta Coating Systems Ltd	16,310
102,954	*	Aya Gold & Silver, Inc	525
1,239,834		B2Gold Corp	4,200
12,075		Balaji Amines Ltd	441
41,679		Balchem Corp	5,407
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
631,669		Ball Corp	$43,440
1,685,285		Baoshan Iron & Steel Co Ltd	1,518
2,245,360		Barrick Gold Corp	39,702
10,963		BASF India Ltd	380
979,487		BASF SE	42,855
13,765		Bayer CropScience Ltd	874
759,600		BBMG Corp	315
31,700		Beijing Easpring Material Technology Co Ltd	430
42,693		Bekaert S.A.	1,397
1,119,305	*	Bellevue Gold Ltd	494
255,244		Berger Paints India Ltd	1,844
4,724,000		Berkah Beton Sadaya Tbk PT	1,173
18,182	*	Berry Global Group, Inc	993
54,295		BEWi ASA	311
6,612,576		BHP Billiton Ltd	189,342
436,631	e	Billerud AB	5,120
43,083	*,e	BillerudKorsnas AB	505
4,000	*,†,e	Bio On S.p.A.	0	^
28,588		Birla Corp Ltd	317
718,681		BlueScope Steel Ltd	7,919
352,529		Boliden AB	11,274
454,512		Boral Ltd	813
105,530		Borregaard ASA	1,725
452,863		Boubyan Petrochemicals Co KSCP	1,364
300,100		Bradespar S.A.	1,447
47,100		Bradespar S.A.	205
224,500		Braskem S.A.	1,598
1,807,528		Breedon Group plc	1,251
89,759		Brickworks Ltd	1,151
112,932	e	Buzzi Unicem S.p.A.	1,854
12,400	*	C Uyemura & Co Ltd	470
9,670		Cabot Corp	617
413,681	*	Calibre Mining Corp	312
304,953	*	Calix Ltd	1,292
74,758	*	Canfor Corp	1,304
172,467		CAP S.A.	1,554
339,478	*	Capricorn Metals Ltd	735
371,675	*,e	Capstone Copper Corp	938
126,513		Carborundum Universal Ltd	1,154
40,177		Carpenter Technology Corp	1,121
80,481	e	Cascades, Inc	633
610,914		Castrol India Ltd	801
180,414		CCL Industries	8,527
103,622		Celanese Corp (Series A)	12,187
55,461		Cementir Holding NV	360
488,465		Cementos Argos S.A.	546
16,709,830	*,e	Cemex S.A. de C.V.	6,506
2,248,869		Centamin plc	2,150
263,352		Centerra Gold, Inc	1,786
224,670		Central Asia Metals plc	606
11,274	*	Century Aluminum Co	83
198,000		Century Iron & Steel Industrial Co Ltd	736
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,863		Century Plyboards India Ltd	$421
98,489		Century Textile & Industries Ltd	1,011
179,540		CF Industries Holdings, Inc	15,392
371,317	*	Chalice Gold Mines Ltd	972
261,314		Chambal Fertilizers & Chemicals Ltd	883
418,859		Champion Iron Ltd	1,566
5,104		Chase Corp	397
149,321		Chemours Co	4,781
81,624	*	Chemplast Sanmar Ltd	488
953,000		Cheng Loong Corp	836
165,800		Chengtun Mining Group Co Ltd	193
71,100		Chengxin Lithium Group Co Ltd	643
545,000		Chia Hsin Cement Corp	332
135,762	*	Chifeng Jilong Gold Mining Co Ltd	321
6,440,000		China BlueChemical Ltd	1,853
406,000		China General Plastics Corp	418
2,735,605		China Hongqiao Group Ltd	3,082
201,429		China Jushi Co Ltd	524
1,320,000		China Manmade Fibers Corp	353
328,000		China Metal Products	352
57,900		China Minmetals Rare Earth Co Ltd	271
4,264,614	e	China Molybdenum Co Ltd	2,381
1,153,644		China Molybdenum Co Ltd (Class A)	987
4,576,276		China National Building Material Co Ltd	4,902
1,505,000		China Nonferrous Mining Corp Ltd	693
249,529		China Northern Rare Earth Group High-Tech Co Ltd	1,315
1,444,000		China Oriental Group Co Ltd	352
4,110,000		China Petrochemical Development Corp	1,327
1,874,248		China Resources Cement Holdings Ltd	1,263
178,000		China Steel Chemical Corp	697
13,254,181		China Steel Corp	12,691
2,269,000		China XLX Fertiliser Ltd	1,739
4,462,240	*,†,e	China Zhongwang Holdings Ltd	6
110,403		Chr Hansen Holding A/S	8,059
46,678		Chugoku Marine Paints Ltd	303
512,000		Chun Yuan Steel	276
5,170		Chunbo Co Ltd	832
1,006,000		Chung Hung Steel Corp	908
409,000		Chung Hwa Pulp Corp	256
169,900		Cia Brasileira de Aluminio	376
253,622	e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,674
41,400		Cia Ferro Ligas da Bahia - FERBASA	368
730,450		Cia Siderurgica Nacional S.A.	2,155
53,578	*	Ciech S.A.	450
80,320		City Cement Co	450
222,730	*	Clariant AG.	4,247
26,923	*	Clean Science & Technology Ltd	510
13,888	*	Clearwater Paper Corp	467
541,854	*	Cleveland-Cliffs, Inc	8,328
22,500		CNGR Advanced Material Co Ltd	418
215,180		CNNC Hua Yuan Titanium Dioxide Co Ltd	230
227,275	*	Coeur Mining, Inc	691
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,038		Commercial Metals Co	$4,238
86,132	*	Companhia Vale do Rio Doce	7
5,589		Compass Minerals International, Inc	198
495,600	*	Constellium SE	6,547
192,066	*,e	Copper Mountain Mining Corp	254
68,652		Corbion NV	2,068
1,696,015	*,e	Core Lithium Ltd	1,121
149,205		Coromandel International Ltd	1,807
2,564,882	g	Coronado Global Resources, Inc	2,953
3,312,956		Corteva, Inc	179,363
64,932		Corticeira Amorim SGPS S.A.	719
202,403	g	Covestro AG.	7,033
1,324,210		CRH plc	45,697
146,050		Croda International plc	11,544
2,466,124		Crown Holdings, Inc	227,303
571,012		CSR Ltd	1,605
2,758,900		D&L Industries Inc	343
302,000		Daicel Chemical Industries Ltd	1,867
30,931		Daido Steel Co Ltd	797
32,100		Daiken Corp	435
26,300	e	Daiki Aluminium Industry Co Ltd	232
102,499		Daio Paper Corp	1,073
58,137	*,e	Dakota Gold Corp	195
104,521		Dalmia Bharat Ltd	1,706
76,767	*,e	Danimer Scientific, Inc	350
1,383,525	*	De Grey Mining Ltd	766
84,621		Deepak Fertilizers & Petrochemicals Corp Ltd	640
95,051		Deepak Nitrite Ltd	2,098
87,749		Denki Kagaku Kogyo KK	2,126
497,456		Deterra Royalties Ltd	1,458
392,000		Dexco S.A.	739
128,611	*	DGL Group Ltd	246
90,401		DIC Corp	1,605
16,206	*	Diversey Holdings Ltd	107
58,300		Do-Fluoride New Materials Co Ltd	428
28,649	e	Dongbu Steel Co Ltd	293
35,315		Dongjin Semichem Co Ltd	878
77,085		Dongkuk Steel Mill Co Ltd	765
5,728	*	Dongwha Enterprise Co Ltd	274
6,638		Dongwon Systems Corp	276
1,784,000		Dongyue Group	2,238
3,205	*	Dottikon Es Holding AG.	691
908,439		Dow, Inc	46,885
61,179		Dowa Holdings Co Ltd	2,026
506,423		DRDGOLD Ltd	302
2,366,462		DS Smith plc	8,015
183,026		DSM NV	26,219
226,162		Dundee Precious Metals, Inc	1,126
3,128,827		DuPont de Nemours, Inc	173,900
33,282		Eagle Materials, Inc	3,659
960,500		Eastern Polymer Group PCL	255
52,494		Eastern Province Cement Co	643
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,689		Eastman Chemical Co	$4,191
74,331		Ecolab, Inc	11,429
1,478,000	*	E-Commodities Holdings Ltd	444
21,627		Ecopro Co Ltd	1,201
82,492		EID Parry India Ltd	556
209,585	*	Eldorado Gold Corp	1,337
398,818		Element Solutions, Inc	7,099
695,350	*	Elementis plc	833
270,136	g	Elkem ASA	868
155,600	e	Elopak ASA	256
1,310,780		Empresas CMPC S.A.	2,178
7,309		EMS-Chemie Holding AG.	5,455
155,552		Ence Energia y Celulosa S.A.	534
8,719	*	Enchem Co Ltd	322
196,234	*	Endeavour Silver Corp	616
333,812	*,e	Equinox Gold Corp	1,489
28,228		Eramet	2,956
1,473,275		Eregli Demir ve Celik Fabrikalari TAS	2,396
89,395	*	ERO Copper Corp	755
122,091		Essel Propack Ltd	231
361,727		Essentra plc	1,096
1,043,000		Eternal Chemical Co Ltd	1,136
167,000	*	EVERGREEN Steel Corp	339
425,000		Everlight Chemical Industrial Corp	275
1,907,387		Evolution Mining Ltd	3,117
220,399		Evonik Industries AG.	4,727
652,000		Feng Hsin Iron & Steel Co	1,500
359,479		Ferrexpo plc	573
202,348	*,†	Ferroglobe plc	0	^
98,882	*,e	Filo Mining Corp	1,367
7,711		Fine Organic Industries Ltd	470
295,161		Finolex Industries Ltd	512
1,286,478	*,†	Firefinch Ltd	177
212,000		First Copper Technology Co Ltd	209
270,886	e	First Majestic Silver Corp	1,942
737,307		First Quantum Minerals Ltd	13,988
66,002		FMC Corp	7,063
58,864		Foosung Co Ltd	808
4,039,139		Formosa Chemicals & Fibre Corp	10,152
4,730,019		Formosa Plastics Corp	17,271
276,552	g	Forterra plc	901
1,768,055		Fortescue Metals Group Ltd	21,260
339,707	*,e	Fortuna Silver Mines, Inc	966
56,720		FP Corp	1,186
227,780		Franco-Nevada Corp	29,962
1,837,198		Freeport-McMoRan, Inc (Class B)	53,756
80,129		FUCHS PETROLUB SE	2,242
1,786,000		Fufeng Group Ltd	1,148
49,877		Fuji Seal International, Inc	543
35,875		Fujimi, Inc	1,507
18,230		Fujimori Kogyo Co Ltd	468
8,552,676		Fushan International Energy Group Ltd	3,552
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,300		Fuso Chemical Co Ltd	$663
108,982		FutureFuel Corp	793
11,151		Galaxy Surfactants Ltd	413
73,743		Ganfeng Lithium Co Ltd	1,644
425,880	g	Ganfeng Lithium Co Ltd	4,694
11,771	*	GCP Applied Technologies, Inc	368
305,279		GEM Co Ltd	416
1,273,510		Gerdau S.A. (Preference)	5,439
74,219		GHCL Ltd	532
90,473	*,e	Ginkgo Bioworks Holdings, Inc	215
11,960		Givaudan S.A.	42,156
38,857		Glatfelter Corp	267
19,046,252		Glencore Xstrata plc	103,163
54,861		Godawari Power and Ispat Ltd	174
318,045	*	GoGold Resources, Inc	507
993,634		Gold Fields Ltd	9,164
1,047,358	e	Gold Road Resources Ltd	815
1,070,000		Goldsun Development & Construction Co Ltd	823
1,041,000		Grand Pacific Petrochemical	795
619,445	e	Grange Resources Ltd	542
125,843		Granges AB	945
1,345,815		Graphic Packaging Holding Co	27,589
295,178		Grasim Industries Ltd	4,955
605,755	*,†	Great Basin Gold Ltd	5
4,805,166	*	Greatland Gold plc	540
1,004,000		Greatview Aseptic Packaging Co	201
61,224		Greenpanel Industries Ltd	337
19,225		Greif, Inc (Class A)	1,199
4,087		Greif, Inc (Class B)	255
8,450		Groupe Guillin	179
108,999	*	Grupa Azoty S.A.	1,097
338,455		Grupo Argos S.A.	1,228
204,600	e	Grupo Cementos de Chihuahua SAB de C.V.	1,279
3,499,138	e	Grupo Mexico S.A. de C.V. (Series B)	14,489
130,724		Guangzhou Tinci Materials Technology Co Ltd	1,214
61,155	*	Gubre Fabrikalari TAS	260
21,675		Gujarat Alkalies & Chemicals Ltd	190
31,486		Gujarat Fluorochemicals Ltd	1,111
95,494		Gujarat Narmada Valley Fertilizers Co Ltd	694
305,635		Gujarat State Fertilisers & Chemicals Ltd	513
3,580	e	Gurit Holding AG.	382
14,541		H.B. Fuller Co	876
69,500		Hangzhou Oxygen Plant Group Co Ltd	325
25,394		Hanil Cement Co Ltd	261
10,857		Hansol Chemical Co Ltd	1,717
130,092	*	Hanwha Chemical Corp	3,809
606,184		Harmony Gold Mining Co Ltd	1,895
8,208		Hawkins, Inc	296
10,609		Haynes International, Inc	348
700,747		Hecla Mining Co	2,747
1,035,584	e	HeidelbergCement AG.	49,999
67,346		HeidelbergCement India Ltd	145
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
464,605	*	Hektas Ticaret TAS	$826
190,200		Henan Shenhuo Coal & Power Co Ltd	372
398,769		Hengli Petrochemical Co Ltd	1,327
354,294		Hengyi Petrochemical Co Ltd	557
1,370,916		Hesteel Co Ltd	463
329,999		Hexpol AB	2,826
94,378		Hill & Smith Holdings plc	1,330
1,529,990		Hindalco Industries Ltd	6,598
220,186		Hindustan Copper Ltd	245
152,290	*	Hitachi Metals Ltd	2,305
346,362		Hochschild Mining plc	408
149,329		Hokuetsu Paper Mills Ltd	772
77,546		Holcim Ltd	3,326
98,153		Holmen AB	3,998
20,494		Honam Petrochemical Corp	2,857
32,200		Hoshine Silicon Industry Co Ltd	569
258,000		Hsin Kuang Steel Co Ltd	344
1,116,000	e	Huabao International Holdings Ltd	861
321,600		Huafon Chemical Co Ltd	406
223,200		Huaibei Mining Holdings Co Ltd	486
106,001		Huaxin Cement Co Ltd	309
82,700		Hubei Xingfa Chemicals Group Co Ltd	545
19,741		Huchems Fine Chemical Corp	302
267,475	e	HudBay Minerals, Inc	1,091
112,692		Huhtamaki Oyj	4,483
188,471	*,e	Humble Group AB	269
587,811		Hunan Valin Steel Co Ltd	448
105,886		Huntsman Corp	3,002
23,319	*,e	Hycroft Mining Holding Corp	26
3,120		Hyosung Advanced Materials Corp	916
2,218	*	Hyosung Chemical Corp	333
3,143		Hyosung TNC Co Ltd	831
35,605		Hyundai Development Co	182
99,846		Hyundai Steel Co	2,477
177,877	*	i-80 Gold Corp	321
513,773	*,e	IAMGOLD Corp	826
517,763	g	Ibstock plc	1,043
905,240		Iluka Resources Ltd	5,905
59,659		IMCD Group NV	8,157
401,459		Imdex Ltd	511
40,258		Imerys S.A.	1,232
953,969		Impala Platinum Holdings Ltd	10,584
3,450,654		Incitec Pivot Ltd	7,941
794,645		Independence Group NL	5,447
152,958		India Cements Ltd	305
9,864	*	Indigo Paints Ltd	175
1,797,704		Indorama Ventures PCL	2,396
162,411	e	Industrias Penoles S.A. de C.V.	1,504
90,367	*	Ingevity Corp	5,706
3,142,018		Inner Mongolia BaoTou Steel Union Co Ltd	1,105
84,560		Inner Mongolia ERDOS Resources Co Ltd	228
583,988		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	426
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
325,000		Inner Mongolia Yuan Xing Energy Co Ltd	$512
70,092		Innospec, Inc	6,714
109,498	*	Interfor Corp	2,207
754,000		International CSRC Investment Holdings Co	491
434,807		International Flavors & Fragrances, Inc	51,794
52,380		International Paper Co	2,191
9,354	*	Intrepid Potash, Inc	424
1,808,731	*	ioneer Ltd	516
741,477		Israel Chemicals Ltd	6,773
9,629	*	Israel Corp Ltd	4,268
922,165	*	Ivanhoe Mines Ltd	5,309
464,049		James Hardie Industries NV	10,159
61,559	*	Jastrzebska Spolka Weglowa S.A.	881
22,600		JCU Corp	567
1,487,138	*	Jervois Global Ltd	545
426,420		JFE Holdings, Inc	4,486
13,300		Jiangsu Yangnong Chemical Co Ltd	265
32,600		Jiangsu Yoke Technology Co Ltd	271
1,372,115		Jiangxi Copper Co Ltd	1,876
186,509		Jiangxi Copper Co Ltd (Class A)	497
3,517,000	e	Jinchuan Group International Resources Co Ltd	463
91,947	*	Jindal Stainless Hisar Ltd	238
836,754		Jindal Steel & Power Ltd	3,506
42,099		JK Cement Ltd	1,128
58,589		JK Lakshmi Cement Ltd	313
93,314	*	JK Paper Ltd	351
196,183		Johnson Matthey plc	4,626
184,189	*	JSL Ltd	234
211,364		JSR Corp	5,493
817,182		JSW Steel Ltd	5,867
86,294		Jubilant Ingrevia Ltd	534
345,404		K&S AG.	8,406
245,418	*	K92 Mining, Inc	1,481
2,977		Kaiser Aluminum Corp	235
55,715		Kaneka Corp	1,372
172,600		Kansai Nerolac Paints Ltd	811
217,400		Kansai Paint Co Ltd	2,775
117,100		Kanto Denka Kogyo Co Ltd	764
862,256		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	584
177,308	*	Karora Resources, Inc	457
5,158		KCC Corp	1,144
14,800	e	KeePer Technical Laboratory Co Ltd	388
123,898		Kemira Oyj	1,519
155,451	*	KGHM Polska Miedz S.A.	4,153
40,600		KH Neochem Co Ltd	745
224,425		Kingfa Sci & Tech Co Ltd	320
1,481,558		Kinross Gold Corp	5,272
859,638		Klabin S.A.	3,318
663,700		Kobe Steel Ltd	3,012
31,754		Kolon Industries, Inc	1,284
32,058		Konishi Co Ltd	365
17,841		Koppers Holdings, Inc	404
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,209		Korea Kumho Petrochemical	$1,421
4,447		Korea Petrochemical Ind Co Ltd	422
9,581		Korea Zinc Co Ltd	3,606
50,522	*	Koza Altin Isletmeleri AS	514
214,133	*	Koza Anadolu Metal Madencilik Isletmeleri AS	335
23,369		Kronos Worldwide, Inc	430
95,073	*	Kuk-il Paper Manufacturing Co Ltd	185
73,519		Kumba Iron Ore Ltd	2,383
91,148		Kumiai Chemical Industry Co Ltd	743
371,300	e	Kuraray Co Ltd	2,996
18,200		Kureha CORP	1,282
22,716		Kyoei Steel Ltd	231
68,273	e	Labrador Iron Ore Royalty Corp	1,504
1,324,277	*,e	Lake Resources NL	722
95,233		Lanxess AG.	3,437
42,805	*,e	Largo, Inc	292
80,902		Laxmi Organic Industries Ltd	294
1,496,000		Lee & Man Paper Manufacturing Ltd	643
15,663	e	Lenzing AG.	1,270
918,912	*,e	Leo Lithium Ltd	352
87,629		LG Chem Ltd	34,813
9,233		LG Chem Ltd (Preference)	1,710
26,653		Linde India Ltd	1,083
959,237		Linde plc	275,809
404,980		Linde plc (Xetra)	116,513
48,900		Lintec Corp	829
1,952,026	*	Liontown Resources Ltd	1,425
124,456	*,e	Lithium Americas Corp	2,507
194,271	*,e	Livent Corp	4,408
84,409	*	Lloyds Metals & Energy Ltd	150
173,154		Lomon Billions Group Co Ltd	520
817,000		Long Chen Paper Co Ltd	462
1,793,176	g	Lotte Chemical Titan Holding BHD	802
153,974		Louisiana-Pacific Corp	8,070
132,677	*	LSB Industries, Inc	1,839
96,388	*	Lundin Gold, Inc	692
783,064		Lundin Mining Corp	4,964
163,500	*	Luxi Chemical Group Co Ltd	423
1,352,706	*	Lynas Corp Ltd	8,176
114,800		LyondellBasell Industries NV	10,040
531,200		Maanshan Iron & Steel Co Ltd (Class A)	301
123,886	*	Madras Cements Ltd	1,003
20,933	e	Maeda Kosen Co Ltd	453
100,690	*,e	MAG. Silver Corp	1,229
84,639	*	Major Drilling Group International	594
252,027		Marshalls plc	1,376
21,007		Martin Marietta Materials, Inc	6,286
68,100		Maruichi Steel Tube Ltd	1,443
97,161		Materion Corp	7,164
71,959	e	Maverix Metals, Inc	312
13,158,676	*	Merdeka Copper Gold Tbk PT	3,524
4,879,926		Mesaieed Petrochemical Holding Co	3,340
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,471,500		Metalurgica Gerdau S.A.	$2,685
70,025		Methanex Corp	2,675
38,440	*	Methanol Chemicals Co	379
28,337		Middle East Paper Co	430
415,285	*	Mincor Resources NL	481
249,529		Mineral Resources Ltd	8,375
27,174		Minerals Technologies, Inc	1,667
12,437		Miquel y Costas & Miquel S.A.	170
65,462		Misr Fertilizers Production Co SAE	327
11,800		Mitani Sekisan Co Ltd	374
1,287,805		Mitsubishi Chemical Holdings Corp	6,998
194,000		Mitsubishi Gas Chemical Co, Inc	2,806
263,400		Mitsubishi Materials Corp	3,770
152,162		Mitsui Chemicals, Inc	3,246
62,164		Mitsui Mining & Smelting Co Ltd	1,450
1,954		Miwon Commercial Co Ltd	268
3,792,000	*	MMG Ltd	1,408
508,277		Mondi plc	9,022
12,981	*,†	Mongolian Metals Corporation	0	^
237,657		Mosaic Co	11,225
688,060		Mount Gibson Iron Ltd	257
15,737	*,e	MP Materials Corp	505
206,701		M-real Oyj (B Shares)	1,731
114,456		Myers Industries, Inc	2,602
89,046		Mytilineos Holdings S.A.	1,318
100,121		Najran Cement Co	394
23,818		Namhae Chemical Corp	182
58,000		Nan Pao Resins Chemical Co Ltd	258
5,458,887		Nan Ya Plastics Corp	15,238
302,000	e	Nanofilm Technologies International Ltd	507
160,892	*,e	NanoXplore, Inc	411
311,000		Nantex Industry Co Ltd	447
1,653,088		National Aluminium Co Ltd	1,448
368,311	*	National Industrialization Co	1,587
38,872		Navin Fluorine International Ltd	1,803
13,048		Neenah Inc	445
530,933	*	Neometals Ltd	333
778,230	*	New Gold, Inc	828
102,218	*	New Pacific Metals Corp	291
929,425		Newcrest Mining Ltd	13,241
5,887		NewMarket Corp	1,772
775,215		Newmont Goldcorp Corp	46,257
1,202,868		Nickel Mines Ltd	811
99,481		Nihon Parkerizing Co Ltd	655
2,167,151		Nine Dragons Paper Holdings Ltd	1,837
149,900		Ningbo Shanshan Co Ltd	667
444,606		Ningxia Baofeng Energy Group Co Ltd	973
146,666		Nippon Kayaku Co Ltd	1,187
199,303		Nippon Light Metal Holdings Co Ltd	2,191
589,490		Nippon Paint Co Ltd	4,411
113,680		Nippon Paper Industries Co Ltd	805
38,028		Nippon Shokubai Co Ltd	1,470
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,684		Nippon Soda Co Ltd	$825
907,550		Nippon Steel Corp	12,701
138,731		Nissan Chemical Industries Ltd	6,403
5,707		Nittetsu Mining Co Ltd	216
143,425		Nitto Denko Corp	9,277
129,766		NOCIL Ltd	418
132,582		NOF Corp	4,920
1,547,871		Norsk Hydro ASA	8,747
355,668	*	Northam Platinum Holdings Ltd	3,745
105,481		Northern Region Cement Co	328
1,214,214		Northern Star Resources Ltd	5,696
46,467	*	Novagold Resources Inc	224
276,565	*,e	Novagold Resources, Inc	1,321
215,088		Novozymes AS	12,945
267,583		Nucor Corp	27,938
1,144,887		Nufarm Ltd	4,037
72,294		Nuh Cimento Sanayi AS.	251
163,638		Nutrien Ltd	13,040
909,256	e	Nutrien Ltd	72,411
109,674	*	Nuvoco Vistas Corp Ltd	414
819,032	*	OceanaGold Corp	1,572
22,210		OCI Co Ltd	2,454
294,431		OCI NV	9,686
329,057	*	O-I Glass, Inc	4,607
574,578		OJI Paper Co Ltd	2,489
10,800		Okamoto Industries, Inc	303
162,762		Olin Corp	7,533
8,009		Olympic Steel, Inc	206
193,870	*	Omnia Holdings Ltd	866
1,134,548		Orbia Advance Corp SAB de C.V.	2,655
423,229		Orica Ltd	4,630
563,000		Oriental Union Chemical Corp	354
47,027	*,e	Origin Materials, Inc	241
455,684		Orion Engineered Carbons SA	7,077
185,472	*	Orla Mining Ltd	507
1,020,850		Orora Ltd	2,576
16,800		Osaka Organic Chemical Industry Ltd	274
14,800		Osaka Soda Co Ltd	349
208,044	e	Osisko Gold Royalties Ltd	2,098
341,733	*	Osisko Mining, Inc	812
427,805	e	Outokumpu Oyj	1,786
389,087		Oxiana Ltd	4,783
403,150	*	Oyak Cimento Fabrikalari AS	304
62,500	*	Pacific Metals Co Ltd	1,084
184,958		Packaging Corp of America	25,432
229,617		Pact Group Holdings Ltd	287
59,962		Pactiv Evergreen, Inc	597
2,311,822		Pan African Resources plc	588
251,259		Pan American Silver Corp (Toronto)	4,937
564,266	*	Pangang Group Vanadium Titanium & Resources Co Ltd	321
211,532		PCBL Ltd	281
1,015,393		Perenti Global Ltd	460
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,035	*,e	Perimeter Solutions S.A.	$1,106
2,561,491		Perseus Mining Ltd	2,779
1,158,725	*	Petkim Petrokimya Holding	610
2,793,415		Petronas Chemicals Group BHD	5,704
16,702		PI Advanced Materials Co Ltd	411
87,954		PI Industries Ltd	2,859
173,046		Pidilite Industries Ltd	4,588
11,373	*	Piedmont Lithium, Inc	414
3,026,537	*	Pilbara Minerals Ltd	4,814
16,888	*,e	PolyMet Mining Corp	46
18,824		Polyplex Corp Ltd	527
591	†,e	Polyus PJSC (GDR)	0	^
22,252		Poongsan Corp	426
248,238		Portucel Empresa Produtora de Pasta e Papel S.A.	998
170,124		POSCO	30,339
28,419		POSCO Refractories & Environment Co Ltd	2,354
1,429,052		PPG Industries, Inc	163,398
407,470		PQ Group Holdings, Inc	4,014
3,927,368		Press Metal BHD	4,249
126,676	*	Prism Cement Ltd	174
9,028	*	Privi Speciality Chemicals Ltd	125
8,941,700		PT Aneka Tambang Tbk	1,080
30,115,697		PT Barito Pacific Tbk	1,528
2,948,597		PT Indah Kiat Pulp and Paper Corp Tbk	1,507
1,476,300		PT Indocement Tunggal Prakarsa Tbk	940
1,700,700		PT Pabrik Kertas Tjiwi Kimia Tbk	737
3,278,689		PT Semen Gresik Persero Tbk	1,571
2,862,200		PT Timah Tbk	278
2,689,900	*	PT Vale Indonesia Tbk	1,024
2,741,909		PTT Global Chemical PCL	3,539
30,999	*,e	PureCycle Technologies, Inc	230
50,083		Qassim Cement Co	1,057
3,333,089		Qatar Aluminum Manufacturing Co	1,557
362,757		Qatar National Cement Co	509
368,961		Qatari Investors Group	207
5,310	e	Quaker Chemical Corp	794
227,855		Rain Commodities Ltd	426
69,861		Rallis India Ltd	167
3,433		Ramaco Resources, Inc	45
997,632		Ramelius Resources Ltd	597
36,256	*	Ranpak Holdings Corp	254
161,129		Rashtriya Chemicals & Fertilizers Ltd	160
10,617	*	Ratnamani Metals & Tubes Ltd	223
21,233		Ratnamani Metals & Tubes Ltd	446
53,568	*	Rayonier Advanced Materials, Inc	140
23,238	*,e	Re:NewCell AB	220
48,985		Recticel S.A.	733
2,425,873	*	Red 5 Ltd	417
902,977		Regis Resources Ltd	804
248,994		Reliance Steel & Aluminum Co	42,294
533,183		Rengo Co Ltd	2,897
38,213	*	Resolute Forest Products	488
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,327	*	Resolute Forest Products, Inc	$209
49,247		Rhi Magnesita India Ltd	314
31,050		Rhi Magnesita NV	753
387,711		Rio Tinto Ltd	27,659
1,660,968		Rio Tinto plc	99,304
68,113		Riyadh Cement Co	633
714,524		Rongsheng Petro Chemical Co Ltd	1,646
12,742		Rossari Biotech Ltd	141
99,149		Royal Bafokeng Platinum Ltd	893
88,239		Royal Gold, Inc	9,422
20,057		RPM International, Inc	1,579
35,003		Ryerson Holding Corp	745
84,938		Sa des Ciments Vicat	2,351
246,451		SABIC Agri-Nutrients Co	9,067
438,095	*	Sabina Gold & Silver Corp	361
415,037		Sahara International Petrochemical Co	5,566
45,800	e	Sakata INX Corp	309
35,549		Salzgitter AG.	869
19,206		Samsung Fine Chemicals Co Ltd	973
41,000	*	San Fu Chemical Co Ltd	219
475,145		Sandfire Resources NL	1,465
230,643	e	Sandstorm Gold Ltd	1,369
13,711		Sanyo Chemical Industries Ltd	481
83,806		Sanyo Special Steel Co Ltd	1,213
662,689	*	Sappi Ltd	2,194
648,240	*	Sasol Ltd	14,948
966,950	*	Saudi Arabian Mining Co	12,906
1,026,611		Saudi Basic Industries Corp	27,839
85,274		Saudi Cement Co	1,157
422,054		Saudi Industrial Investment Group	3,212
858,521	*	Saudi Kayan Petrochemical Co	3,617
6,290,600	*,e	Sayona Mining Ltd	652
1,370,800		SCG Packaging PCL	2,156
1,034,254	*	Schmolz + Bickenbach AG.	258
20,216		Schnitzer Steel Industries, Inc (Class A)	664
27,087		Schweitzer-Mauduit International, Inc	680
828,100		Scientex BHD	650
38,947		Scotts Miracle-Gro Co (Class A)	3,076
80,090	*	Seabridge Gold, Inc	992
34,740		Seah Besteel Corp	412
1,019,988		Sealed Air Corp	58,874
8,218,300	*,†	Sekawan Intipratama Tbk PT	0	^
15,462		Semapa-Sociedade de Investimento e Gestao	218
59,172		Sensient Technologies Corp	4,767
902,681		Sesa Sterlite Ltd	2,557
188,000	*	Sesoda Corp	287
274,968		Shandong Gold Mining Co Ltd - A	757
945,505	g	Shandong Gold Mining Co Ltd - H	1,642
167,007		Shandong Hualu Hengsheng Chemical Co Ltd	730
888,366		Shandong Nanshan Aluminum Co Ltd	490
158,511		Shandong Sun Paper Industry JSC Ltd	292
593,000		Shanghai Chlor-Alkali Chemical Co Ltd	446
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,964		Shanghai Putailai New Energy Technology Co Ltd	$1,152
326,629		Shanxi Meijin Energy Co Ltd	597
487,363		Shanxi Taigang Stainless Steel Co Ltd	397
31,197	*	Sharda Cropchem Ltd	251
132,600		Shenghe Resources Holding Co Ltd	448
47,048		Shenzhen Capchem Technology Co Ltd	371
8,900		Shenzhen Dynanonic Co Ltd	544
81,960		Shenzhen Senior Technology Material Co Ltd	357
474,404		Sherwin-Williams Co	106,224
166,000	*	Shihlin Paper Corp	317
37,600		Shikoku Chemicals Corp	344
415,925		Shin-Etsu Chemical Co Ltd	46,755
48,003		Shin-Etsu Polymer Co Ltd	418
1,374,000		Shinkong Synthetic Fibers Corp	839
120,000		Shiny Chemical Industrial Co Ltd	609
205,600		Showa Denko KK	3,497
12,246		Shree Cement Ltd	2,959
871,283		Siam Cement PCL	9,232
86,800		Siam City Cement PCL	371
3,161,926		Sibanye Stillwater Ltd	7,853
786,100		Sichuan Hebang Biotechnology Co Ltd	501
80,600		Sichuan Yahua Industrial Group Co Ltd	395
334,294		SIG Combibloc Group AG.	7,382
51,828	e	Sika AG.	11,964
327,676		Silgan Holdings, Inc	13,549
1,076,192	*	Silver Lake Resources Ltd	895
212,202	e	Silvercorp Metals, Inc	526
166,817	*,e	SilverCrest Metals, Inc	1,020
197,741		Sims Ltd	1,879
1,490,000		Sinofert Holdings Ltd	219
134,000		Sinoma Science & Technology Co Ltd	552
30,120		Sinomine Resource Group Co Ltd	418
872,567		Sinopec Shanghai Petrochemical Co Ltd (Class A)	414
13,139		SK Chemicals Co Ltd	934
26,843	*,g	SK IE Technology Co Ltd	2,040
21,709		SKC Co Ltd	2,232
66,681	*	Skeena Resources Ltd	352
24,006		Skshu Paint Co Ltd	465
485,109		Smurfit Kappa Group plc	16,359
120,754		Sociedad Quimica y Minera de Chile S.A. (ADR)	10,087
163,051		Sociedad Quimica y Minera de Chile S.A. (Class B)	13,593
46,270		SOL S.p.A.	799
505,000		Solar Applied Materials Technology Co	699
28,366		Solar Industries India Ltd	988
112,844	*,e	Solaris Resources, Inc	654
1,311,295	*,e	SolGold plc	466
77,590		Solvay S.A.	6,321
87,501		Sonoco Products Co	4,991
4,451		Soulbrain Co Ltd	786
5,812,019		South32 Ltd	15,749
177,074		Southern Copper Corp	8,820
79,857		Southern Province Cement Co	1,222
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
166,135		SRF Ltd	$4,758
415,631		Ssab Svenskt Stal AB (Series A)	1,824
1,319,369		Ssab Svenskt Stal AB (Series B)	5,482
389,806		SSR Mining, Inc	6,511
148,517	e	SSR Mining, Inc	2,480
1,075,449		St Barbara Ltd	552
3,855,000	*	STARK Corp PCL	472
249,286		Steel Dynamics, Inc	16,490
60,178	e	Stelco Holdings, Inc	1,504
67,916		Stella-Jones, Inc	1,715
33,801		Stepan Co	3,426
2,926		STO AG.	430
602,045		Stora Enso Oyj (R Shares)	9,539
145,200		Straits Trading Co Ltd	299
67,912		Sumitomo Bakelite Co Ltd	2,036
1,456,315		Sumitomo Chemical Co Ltd	5,700
109,691		Sumitomo Chemical India Ltd	591
273,100		Sumitomo Metal Mining Co Ltd	8,467
40,321		Sumitomo Osaka Cement Co Ltd	1,002
610,912	*	Summit Materials, Inc	14,228
72,885		SunCoke Energy, Inc	496
2,444,500	*,†,e	Superb Summit International Group Ltd	3
76,836		Supreme Industries Ltd	1,724
32,193	*	Supreme Petrochem Ltd	363
840,117		Suzano SA	7,977
36,200		Suzhou TA&A Ultra Clean Technology Co Ltd	475
631,897		Svenska Cellulosa AB (B Shares)	9,494
7,539		Sylvamo Corp	246
139,002		Symrise AG.	15,160
731,233	*	Syrah Resources Ltd	628
40,400		T Hasegawa Co Ltd	823
181,000		Ta Ann Holdings BHD	163
1,762,000		TA Chen Stainless Pipe	2,006
306		Taekwang Industrial Co Ltd	213
136,000		Taiheiyo Cement Corp	2,026
284,000		Taita Chemical Co Ltd	266
3,969,482		Taiwan Cement Corp	5,282
1,941,000		Taiwan Fertilizer Co Ltd	4,173
372,000		Taiwan Hon Chuan Enterprise Co Ltd	953
41,200		Taiyo Ink Manufacturing Co Ltd	865
121,604		Taiyo Nippon Sanso Corp	1,947
13,755		Takasago International Corp	247
46,614		Takiron Co Ltd	185
183,300		Tangshan Jidong Cement Co Ltd	289
327,047	*,e	Taseko Mines Ltd	358
193,929		Tata Chemicals Ltd	1,955
829,384		Tata Steel Ltd	9,145
652,809		Teck Cominco Ltd	19,962
211,400		Teijin Ltd	2,201
16,600		Tenma Corp	282
22,839	*	Tessenderlo Chemie NV	725
3,670,262	*	ThyssenKrupp AG.	20,929
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,586,000		Tiangong International Co Ltd	$572
286,900		Tianshan Aluminum Group Co Ltd	281
66,200	*	Tibet Summit Resources Co Ltd	285
39,453	*	TimkenSteel Corp	738
677,000		Tipco Asphalt PCL	306
51,450		Titan Cement International S.A.	610
568,100		TOA Paint Thailand PCL	470
107,803		Toagosei Co Ltd	802
39,824		Toho Titanium Co Ltd	647
237,329	e	Tokai Carbon Co Ltd	1,810
10,000		Tokushu Tokai Holdings Co Ltd	233
132,241		Tokuyama Corp	1,682
37,314		Tokyo Ohka Kogyo Co Ltd	1,826
88,204		Tokyo Steel Manufacturing Co Ltd	973
938,000		Ton Yi Industrial Corp	460
183,078		Tongkun Group Co Ltd	436
779,600		Tongling Nonferrous Metals Group Co Ltd	381
1,394,737		Toray Industries, Inc	7,851
244,768	*	Torex Gold Resources, Inc	1,890
398,773		Tosoh Corp	4,960
6,200	e	Toyo Gosei Co Ltd	377
40,000		Toyo Ink Manufacturing Co Ltd	561
153,200		Toyo Seikan Kaisha Ltd	1,607
92,748		Toyobo Co Ltd	686
5,268,000		TPI Polene PCL	233
87,973	e	Transcontinental, Inc	1,046
290,910		Transfar Zhilian Co Ltd	280
22,852		Tredegar Corp	229
35,587		Trimas Corp	985
29,428		Trinseo plc	1,132
540,502		Tronox Holdings plc	9,080
652,000		TSRC Corp	651
676,990		Tung Ho Steel Enterprise Corp	1,182
93,900	*	Turquoise Hill Resources Ltd	2,515
37,543		UACJ Corp	571
257,126		UBE Industries Ltd	3,820
114,606		Ultra Tech Cement Ltd	8,170
218,874	e	Umicore S.A.	7,672
56,760		Uniao de Industrias Petroquimicas S.A.	988
5,363		Unid Co Ltd	397
817		United States Lime & Minerals, Inc	86
290,835		United States Steel Corp	5,209
512,000		Universal Cement Corp	379
912,000		UPC Technology Corp	481
581,750		UPL Ltd	4,671
598,737		UPM-Kymmene Oyj	18,359
139,641	*	Usha Martin Ltd	216
871,000		USI Corp	726
5,159,183		Vale S.A.	75,474
2,383		Valhi, Inc	108
329,841		Valvoline, Inc	9,509
87,592	g	Verallia S.A.	2,100
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,844	e	Vetropack Holding AG.	$532
51,304	*	Victoria Gold Corp	398
100,670		Victrex plc	2,195
26,097	*	Vinati Organics Ltd	658
120,157	e	Voestalpine AG.	2,568
95,147	*,e	Vulcan Energy Resources Ltd	358
49,642		Vulcan Materials Co	7,054
65,505		Vulcan Steel Ltd	346
217,596		Wanhua Chemical Group Co Ltd	3,160
138,925		Warrior Met Coal, Inc	4,253
30,389		Weihai Guangwei Composites Co Ltd	268
142,647		Welspun-Gujarat Stahl Ltd	397
168,535	*	Wesdome Gold Mines Ltd	1,460
1,120,230	*	West African Resources Ltd	933
2,986,000		West China Cement Ltd	378
84,583	e	West Fraser Timber Co Ltd	6,490
30,654	*	Western Superconducting Technologies Co Ltd	423
534,204		Westgold Resources Ltd	436
272,637		Westlake Chemical Corp	26,724
34,566		WestRock Co	1,377
537,181		Wheaton Precious Metals Corp	19,356
3,218,885		Wienerberger AG.	69,504
39,106		Winpak Ltd	1,336
25,927		Worthington Industries, Inc	1,143
125,115		Xiamen Tungsten Co Ltd	405
248,000		Xinjiang Zhongtai Chemical Co Ltd	288
121,050	*	Yamama Cement Co	811
1,110,259		Yamana Gold, Inc	5,167
48,705		Yamato Kogyo Co Ltd	1,610
88,066		Yanbu Cement Co	796
302,379		Yanbu National Petrochemical Co	4,073
234,518		Yara International ASA	9,827
362,000		Yeun Chyang Industrial Co Ltd	325
978,000		Yieh Phui Enterprise	547
234,323		Yintai Gold Co Ltd	338
22,255		Yodogawa Steel Works Ltd	370
29,300		YongXing Special Materials Technology Co Ltd	669
10,657		Youlchon Chemical Co Ltd	160
619		Young Poong Corp	251
17,400	*	Youngy Co Ltd	401
1,377,000	*	Yuen Foong Yu Paper Manufacturing Co Ltd	1,180
435,477		Yule Catto & Co plc	1,195
274,600		Yunnan Aluminium Co Ltd	405
58,141		Yunnan Energy New Material Co Ltd	2,180
124,300		Yunnan Tin Co Ltd	312
155,016		Zeon Corp	1,504
1,397,000	e	Zhaojin Mining Industry Co Ltd	1,207
110,178		Zhejiang Huayou Cobalt Co Ltd	1,579
206,636		Zhejiang Juhua Co Ltd	407
165,172		Zhejiang Satellite Petrochemical Co Ltd	639
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,800		Zhejiang Yongtai Technology Co Ltd	$345
217,400		Zibo Qixiang Tengda Chemical Co Ltd	264
35,886		Zignago Vetro S.p.A.	438
6,677,232		Zijin Mining Group Co Ltd	8,125
1,418,316		Zijin Mining Group Co Ltd (Class A)	1,976
		TOTAL MATERIALS	4,996,159

MEDIA & ENTERTAINMENT - 5.5%
688,623		Activision Blizzard, Inc	53,616
303,436	*	Adevinta ASA	2,234
2,497	*	AdTheorent Holding Co, Inc	8
71,920	*	Advantage Solutions, Inc	273
66,307	*	Affle India Ltd	894
9,742		AfreecaTV Co Ltd	605
9,011,173	*	Alibaba Pictures Group Ltd	886
531,310	*	Alphabet, Inc (Class A)	1,157,863
551,671	*	Alphabet, Inc (Class C)	1,206,753
173,752	*	Altice USA, Inc	1,607
46,978	*,e	AMC Entertainment Holdings, Inc	637
25,257	*	AMC Networks, Inc	735
1,712		APG SGA S.A.	316
17,107		Arabian Contracting Services Co	449
206,000	*,e,g	Archosaur Games, Inc	149
1,744	*,e	Arena Group Holdings, Inc	16
147,636		Arnoldo Mondadori Editore S.p.A.	265
506,851	*	Ascential plc	1,599
804,600		Astro Malaysia Holdings BHD	165
93,964	e	Atresmedia Corp de Medios de Comunicacion S.A.	326
2,860,320	g	Auto Trader Group plc	19,372
57,123		Autohome, Inc (ADR)	2,247
34,959		Avex Group Holdings, Inc	347
50,250	*	Baidu, Inc	952
1,159,381	*	Baidu, Inc (ADR)	172,435
1,056,000		BEC World PCL (Foreign)	416
80,157		Beijing Enlight Media Co Ltd	114
39,187		Beijing Kunlun Tech Co Ltd	94
20,018	*,e	Believe S.A.	166
70,200	*,e	Bengo4.com, Inc	1,987
34,910	*	Better Collective A.S.	467
405,930	*,e	Bilibili, Inc (ADR)	10,392
930,779		Bollore	4,339
313,606	*	Borussia Dortmund GmbH & Co KGaA	1,181
15,919	*	Boston Omaha Corp	329
1,280,962		Brightcom Group Ltd	511
13,800	*,e	Bushiroad, Inc	152
5,122		Cable One, Inc	6,604
163,400		Capcom Co Ltd	3,975
27,534	*	Cardlytics, Inc	614
146,025	*	Cargurus, Inc	3,138
51,712	*	Cars.com, Inc	488
789,465		carsales.com Ltd	10,034
48,382	*	CD Projekt Red S.A.	1,039
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,646	*	Charter Communications, Inc	$86,981
79,255		Cheil Communications, Inc	1,456
161,865	*,†	Chennai Super Kings Cricket Ltd	14
299,158	*,g	China Literature Ltd	1,449
32,208	*,e	Cinemark Holdings, Inc	484
76,218	*,e	Cineplex Galaxy Income Fund	640
1,123,723	*,e	Cineworld Group plc	289
25,963	*	CJ CGV Co Ltd	466
12,190		CJ O Shopping Co Ltd	882
1,568,067	*	Clear Channel	1,678
1,146,000		CMGE Technology Group Ltd	338
18,861	e	Cogeco Communications, Inc	1,276
6,411		Cogeco, Inc	340
192,218	*	COLOPL, Inc	929
10,383		Com2uSCorp	573
9,600,097		Comcast Corp (Class A)	376,708
2,484,100	*	Converge ICT Solutions, Inc	957
759,140	e	Corus Entertainment, Inc	2,082
316,019	*	CTS Eventim AG.	16,670
14,974	*	Cumulus Media Inc	116
270,840		CyberAgent, Inc	2,713
237,872		Cyfrowy Polsat S.A.	1,127
43,831		Daiichikosho Co Ltd	1,278
1,031	*	Daily Journal Corp	267
100,711	*	Dena Co Ltd	1,407
141,783	e	Dentsu, Inc	4,274
6,758		Devsisters Co Ltd	223
99,365	*	DHI Group, Inc	494
6,320	e	Digital Bros S.p.A	168
43,064		Dip Corp	1,198
22,500		Direct Marketing MiX, Inc	287
262,834	*	DISH Network Corp (Class A)	4,713
297,010		Domain Holdings Australia Ltd	617
180,124	*,e	DouYu International Holdings Ltd (ADR)	216
14,922		Echo Marketing, Inc	160
251,793		Electronic Arts, Inc	30,631
668,815	*,e	Embracer Group AB	5,137
107,000	*	Entercom Communications Corp	101
366,465	*,e	Enthusiast Gaming Holdings, Inc	726
341,696		Entravision Communications Corp (Class A)	1,558
130,095		Euromoney Institutional Investor plc	2,132
196,570		Eutelsat Communications	2,218
131,298	*	EVENT Hospitality and Entertainment Ltd	1,180
227,666	*,e	Eventbrite Inc	2,338
3,151	*	EverQuote Inc	28
50,599	*	EW Scripps Co (Class A)	631
3,834,000	*,†,e	Fire Rock Holdings Ltd	205
1,119,907		Focus Media Information Technology Co Ltd	1,129
278,077		Fox Corp (Class A)	8,943
135,363		Fox Corp (Class B)	4,020
26,553	*,e	Frontier Developments plc	442
389,160	*,e	fuboTV, Inc	961
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,600		Fuji Television Network, Inc	$437
348,615		Future plc	7,377
12,600		Gakken Co Ltd	89
1,345	*	Gambling.com Group Ltd	11
127,743	*	Gannett Co, Inc	370
2,170		G-bits Network Technology Xiamen Co Ltd	126
108,365		Giant Network Group Co Ltd	149
9,594	*	Giantstep, Inc	154
44,630		Gray Television, Inc	754
71,750	e	Gree, Inc	435
2,726,229	e	Grupo Televisa S.A.	4,475
3,657,250		Grupo Televisa SAB (ADR)	29,916
52,443	*	GungHo Online Entertainment Inc	930
185,337		Hakuhodo DY Holdings, Inc	1,702
181,100	e	Hello Group, Inc (ADR)	915
43,744		Hemnet Group AB	539
2,635,400	*	Hong Seng Consolidated Bhd	491
1,930,000	*,e	Huanxi Media Group Ltd	317
3,833,101	*,e	HUYA, Inc (ADR)	14,872
17,750	*	HYBE Co Ltd	1,994
196,723	*	IAC	14,945
4,607,612	*,a	iClick Interactive Asia Group Ltd (ADR)	3,096
796,000	*,e,g	iDreamSky Technology Holdings Ltd	588
977,000		IGG, Inc	424
102,981	*	iHeartMedia, Inc	813
22,272	*	Imax Corp	376
80,497		Info Edge India Ltd	3,844
1,655,516	*	Informa plc	10,696
129,200	*	Infracommerce CXAAS S.A.	111
9,128		Innocean Worldwide, Inc	323
3,261	*	Innovid Corp	5
78,724	*	Inox Leisure Ltd	509
220,774	*	Integral Ad Science Holding Corp	2,192
98,000		International Games System Co Ltd	2,466
426,365		Interpublic Group of Cos, Inc	11,738
45,980	e	IPSOS	2,193
265,648	*,e	IQIYI, Inc (ADR)	1,116
4,206,924		ITV plc	3,359
74,425	*	JC Decaux S.A.	1,253
5,908	*	Jcontentree Corp	157
9,201		John Wiley & Sons, Inc (Class A)	439
1,261,000	*,e	Joy Spreader Interactive Technology Ltd	396
41,916	e	JOYY, Inc (ADR)	1,252
18,947	*	Just Dial Ltd	136
1,329,839	*,e	Juventus Football Club S.p.A.	505
32,412		JYP Entertainment Corp	1,206
106,924		Kadokawa Dwango Corp	2,313
318,271	*,e	Kahoot! AS.	591
104,814		Kakaku.com, Inc	1,741
218,751		Kakao Corp	11,853
37,701	*,e	Kakao Games Corp	1,433
99,700	*	Kanzhun Ltd (ADR)	2,620
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,502	*	Kinepolis Group NV	$794
703,110		Kingsoft Corp Ltd	2,747
38,790	e	Koei Tecmo Holdings Co Ltd	1,258
69,457		Konami Corp	3,848
26,346	*,e,g	Krafton, Inc	4,451
22,913		KT Skylife Co Ltd	145
2,970,900	*,g	Kuaishou Technology	33,389
653	*	Leafly Holdings, Inc	3
14,151	*,e	Liberty Braves Group (Class A)	356
53,276	*	Liberty Braves Group (Class C)	1,279
21,488		Liberty Broadband Corp (Class A)	2,440
128,339	*	Liberty Broadband Corp (Class C)	14,841
22,717	*	Liberty Media Group (Class A)	1,317
266,538	*	Liberty Media Group (Class C)	16,917
80,946		Liberty SiriusXM Group (Class A)	2,917
142,840	*	Liberty SiriusXM Group (Class C)	5,149
171,538	*,e	Lions Gate Entertainment Corp (Class A)	1,597
99,245	*	Lions Gate Entertainment Corp (Class B)	876
130,932	*	Live Nation, Inc	10,812
27,558		M6-Metropole Television	409
39,095	*	Madison Square Garden Co	5,903
20,820	*	Madison Square Garden Entertainment Corp	1,096
1,296,754	*	Magnite, Inc	11,515
668,500		Major Cineplex Group PCL (Foreign)	417
69,622	*	Mango Excellent Media Co Ltd	348
20,546	*,e	Marcus Corp	303
1,711,720	*	Match Group, Inc	119,290
120,526	*,e	Media and Games Invest plc	291
7,562,200		Media Nusantara Citra Tbk PT	475
3,953	*	MediaAlpha, Inc	39
183,216	*	Mediaset Espana Comunicacion SA	755
1,204,500	e	Megacable Holdings SAB de C.V.	2,927
2,632,500	*,e,g	Meitu, Inc	351
595,200	*	Meliuz S.A.	123
3,532,384	*,n	Meta Platforms, Inc	569,597
386,789	e	MFE-MediaForEurope NV	273
386,789	*,e	MFE-MediaForEurope NV	178
43,990		Mixi Inc	731
18,289,700	*	MNC Vision Networks Tbk PT	140
575,000	*,g	Mobvista, Inc	385
121,791	e	Modern Times Group MTG AB	981
642,952		Moneysupermarket.com Group plc	1,361
394,633		MultiChoice Group Ltd	2,809
211,120		Naver Corp	39,379
10,277	*	Nazara Technologies Ltd	88
11,283		NCsoft	3,046
14,648	*	Neowiz	261
3,933	*,e	NerdWallet, Inc	31
295,500		NetDragon Websoft, Inc	635
2,388,330		NetEase, Inc	44,995
476,773	*	Netflix, Inc	83,373
13,374	g	Netmarble Corp	711
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
179,006	*	Network 18 Media & Investments Ltd	$157
145,110		New York Times Co (Class A)	4,049
348,888		News Corp (Class A)	5,436
103,408		News Corp (Class B)	1,643
1,944,178		Nexon Co Ltd	39,923
26,318	*	Nexon Games Co Ltd	311
34,989		Nexstar Media Group Inc	5,699
94,536	*	Next Fifteen Communications Group plc	1,033
22,043	*	NHN Corp	475
1,685,001		Nine Entertainment Co Holdings Ltd	2,131
149,747		Nintendo Co Ltd	64,400
57,300		Nippon Television Network Corp	510
85,354	*	Nordic Entertainment Group AB	1,753
184,677		Omnicom Group, Inc	11,747
735,512		oOh!media Ltd	614
32,860	*,e	Outbrain, Inc	165
36,576	e	Paradox Interactive AB	639
20,826	*	Pearl Abyss Corp	821
713,260		Pearson plc	6,532
115,534		Perfect World Co Ltd	249
43,179	*	Perion Network Ltd	793
567,515	*	Pinterest, Inc	10,306
2,651,900	*	Plan B Media PCL	492
38,072	*	Playstudios, Inc	163
99,444	*	Playtika Holding Corp	1,317
120,000	*,e	PR Times, Inc	1,844
204,250		ProSiebenSat. Media AG.	1,900
285,071	*	Publicis Groupe S.A.	14,020
10,232	*,e	PubMatic, Inc	163
57,493	*	PVR Ltd	1,359
193,907		Quebecor, Inc	4,144
42,411	*	QuinStreet, Inc	427
54,379		REA Group Ltd	4,199
1,026	*	Redbox Entertainment, Inc	8
9,884	e	Remedy Entertainment Oyj	251
3,135	*	Reservoir Media, Inc	20
983,301		Rightmove plc	6,814
394,696	*,e	ROBLOX Corp	12,970
123,023	*	Roku, Inc	10,105
46,023	g	Rovio Entertainment Oyj	317
483,600		RS PCL	208
320,901	*	S4 Capital plc	900
90,349		Sanoma-WSOY Oyj	1,259
64,820		Saregama India Ltd	297
40,944	*	Saudi Research & Marketing Group	2,058
84,087		Schibsted ASA	1,519
111,857		Schibsted ASA (B Shares)	1,832
22,045		Scholastic Corp	793
302,026	g	Scout24 AG.	15,559
377,883	*	Sea Ltd (ADR)	25,265
345,044		Seek Ltd	5,005
1,389,800		Septeni Holdings Co Ltd	5,368
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
443,026		SES S.A.	$3,878
567,248		Shaw Communications, Inc (B Shares)	16,715
10,901	*	Shochiku Co Ltd	969
180,824		Sinclair Broadcast Group, Inc (Class A)	3,689
757,824	e	Sirius XM Holdings, Inc	4,645
269,469	*,e	Skillz, Inc	334
785,500		Sky Perfect Jsat Corp	3,124
20,358		SM Entertainment Co	991
617,600	*,†	SMI Holdings Group Ltd	1
56,225		Societe Television Francaise 1	399
73,000		Soft-World International Corp	190
35,400	*,e	Sohu.com Ltd (ADR)	587
318,354		Southern Cross Media Group	219
134,616	*	Spotify Technology S.A.	12,631
15,800		Square Enix Co Ltd	701
73,430	*	Stagwell, Inc	399
1,637,779	*,e	Stillfront Group AB	3,636
50,512	*,e	Storytel AB	242
39,058		Stroer Out-of-Home Media AG.	1,764
103,962		Sun TV Network Ltd	545
20,049,400	*	Surya Citra Media Tbk PT	296
232,542	*	Taboola.com Ltd	588
592,378	*	Take-Two Interactive Software, Inc	72,584
3,343		Tamedia AG.	403
201,967	*	Team17 Group plc	947
233,545	*	Technicolor S.A.	691
49,075	*	TechTarget, Inc	3,225
309,948		TEGNA, Inc	6,500
53,346		Telenet Group Holding NV	1,108
9,308,459		Tencent Holdings Ltd	421,349
511,797	*	Tencent Music Entertainment (ADR)	2,569
17,050	*	Thryv Holdings, Inc	382
9,600	e	Toei Animation Co Ltd	766
7,284		Toei Co Ltd	953
72,545		Toho Co Ltd	2,628
44,300		Tokyo Broadcasting System, Inc	556
389,360	*	Tongdao Liepin Group	495
104,881	*,e	Tremor International Ltd	448
345,309		Trinity Mirror plc	422
86,163	*	TripAdvisor, Inc	1,534
78,210	*	TrueCar, Inc	203
252,068	*,g	Trustpilot Group plc	309
24,551		TV Asahi Corp	268
556,747	*	TV18 Broadcast Ltd	276
1,595,010	*	Twitter, Inc	59,637
98,192	*	Ubisoft Entertainment	4,331
1,582,033	e	Universal Music Group NV	31,698
6,740	*	Urban One, Inc	37
9,657	*	Urban One, Inc	41
18,858		ValueCommerce Co Ltd	439
32,335		Vector, Inc	231
5,540,900		VGI PCL	782
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,841	e	ViacomCBS, Inc (Class A)	$241
967,565		ViacomCBS, Inc (Class B)	23,879
26,220	*	Vimeo, Inc	158
1,577,468		Vivendi Universal S.A.	16,098
3,321,343	*	Walt Disney Co	313,535
2,792,496	*	Warner Bros Discovery, Inc	37,475
19,068	*	Webzen, Inc	271
52,126	*,e	Weibo Corp (ADR)	1,206
3,406	*,e	Wejo Group Ltd	4
21,429	e	WeMade Entertainment Co Ltd	959
1,093,544	*	West Australian Newspapers Holdings Ltd	309
322,506	*	WideOpenWest, Inc	5,873
43,086	e	World Wrestling Entertainment, Inc (Class A)	2,692
1,276,852		WPP plc	12,898
84,523		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	269
26,629	*	Wysiwyg Studios Co Ltd	410
247,000	*,e	XD, Inc	644
153,168	*	Yelp, Inc	4,253
14,705		YG Entertainment, Inc	502
125,871		YouGov plc	1,318
2,731,339		Z Holdings Corp	7,943
1,011,695		ZEE Telefilms Ltd	2,758
36,550		Zenrin Co Ltd	249
613,213	*	Zhejiang Century Huatong Group Co Ltd	443
137,357	*	Ziff Davis Inc	10,237
14,523	*	ZipRecruiter, Inc	215
630,384	*,e	ZoomInfo Technologies, Inc	20,954
		TOTAL MEDIA & ENTERTAINMENT	5,813,843

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
47,994	*	10X Genomics, Inc	2,172
31,077	*	2seventy bio, Inc	410
1,191,651	g	3SBio, Inc	950
24,986	*	4D Molecular Therapeutics, Inc	174
2,223	*	Aadi Bioscience, Inc	27
33,648		Aarti Drugs Ltd	173
29,604	*,e	AB Science S.A.	256
4,508,995		AbbVie, Inc	690,598
491,176	*	Abcam plc	7,060
115,132	*,e	AbCellera Biologics, Inc	1,226
35,827	*	ABLBio, Inc	695
46,068	*,e	Absci Corp	153
250,503	*	Acadia Pharmaceuticals, Inc	3,530
83,911	*,e	Aclaris Therapeutics, Inc	1,171
42,365	*	Adagio Therapeutics, Inc	139
91,344	*	Adaptive Biotechnologies Corp	739
93,331		Adcock Ingram Holdings Ltd	286
130,924		AddLife AB	1,974
35,154	*,e	Adicet Bio, Inc	513
370,000		Adimmune Corp	487
405,438	*,e	ADMA Biologics, Inc	803
115,491	*,e	Aerie Pharmaceuticals, Inc	866
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,337	*,e	Aerovate Therapeutics, Inc	$130
275,837	*,e	Affimed NV	764
701,638	*	Agenus, Inc	1,361
131,110		Agilent Technologies, Inc	15,572
45,730	*	Agios Pharmaceuticals, Inc	1,014
13,115	*	Ajanta Pharma Ltd	205
26,229		Ajanta Pharma Ltd	411
22,619	*	Akero Therapeutics, Inc	214
518,000	*,g	Akeso, Inc	1,529
4,178	*,e	Akoya Biosciences, Inc	54
2,766	*	Albireo Pharma, Inc	55
51,557	*	Alector, Inc	524
64,664		Alembic Pharmaceuticals Ltd	597
154,860	*	ALK-Abello A.S.	2,698
502,122	*	Alkermes plc	14,958
1,089,502		Alliance Pharma plc	1,515
284,938	*,e	Allogene Therapeutics, Inc	3,248
26,147	*,e	Allovir, Inc	102
91,483		Almirall S.A.	1,017
40,175	*	Alnylam Pharmaceuticals, Inc	5,860
3,789	*,e	Alpha Teknova, Inc	32
486,000	*,e,g	Alphamab Oncology	505
8,978	*,e	Alpine Immune Sciences, Inc	76
15,849	*	Alteogen, Inc	748
1,941,973	*	Altimmune, Inc	22,721
18,336	*,e	ALX Oncology Holdings, Inc	148
478,331		Amgen, Inc	116,378
37,889	*	Amicogen, Inc	677
434,490	*	Amicus Therapeutics, Inc	4,666
1,095,678	*	Amneal Pharmaceuticals, Inc	3,484
215,958	*	Amphastar Pharmaceuticals, Inc	7,513
7,922	*,e	Amylyx Pharmaceuticals, Inc	153
687	*,e	AN2 Therapeutics, Inc	5
103,210	*,e	AnaptysBio, Inc	2,095
11,984	*,e	Anavex Life Sciences Corp	120
314,772	*,e	AnGes MG, Inc	784
10,557	*,e	ANI Pharmaceuticals, Inc	313
12,260	*	Anika Therapeutics, Inc	274
533,000	*,g	Antengene Corp Ltd	480
1,287,120	*,†	Anxin-China Holdings Ltd	2
105,552	*	Apellis Pharmaceuticals, Inc	4,773
39,971		Apeloa Pharmaceutical Co Ltd	123
17,654	*	AptaBio Therapeutics, Inc	211
52,435	*,e	Arbutus Biopharma Corp	142
8,066	*	Arcellx, Inc	146
6,234	*,e	Arcturus Therapeutics Holdings, Inc	98
42,883	*	Arcus Biosciences, Inc	1,087
85,160	*	Arcutis Biotherapeutics, Inc	1,815
54,270	*	Argenx SE	20,457
1,516	*	Argenx SE	568
228,796	*	Arrowhead Pharmaceuticals Inc	8,056
22,324	*	Arvinas, Inc	940
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
178,500	*,e,g	Ascentage Pharma Group International	$487
444,000	*,g	Ascletis Pharma, Inc	215
352,528		Aspen Pharmacare Holdings Ltd	3,030
2,941,284		Astellas Pharma, Inc	45,889
5,453		AstraZeneca Pharma India Ltd	187
3,759,637		AstraZeneca plc	495,978
1,904,100		AstraZeneca plc (ADR)	125,804
10,116		Asymchem Laboratories Tianjin Co Ltd	437
66,857	*	Atara Biotherapeutics, Inc	521
64,024	*	Atea Pharmaceuticals, Inc	455
29,562	*,e	Athira Pharma, Inc	90
2,799	*,e	Aura Biosciences, Inc	40
24,375	*	Aurinia Pharmaceuticals, Inc	245
194,618		Aurobindo Pharma Ltd	1,267
331,029	*,e	Aurora Cannabis, Inc	437
293,590	*,e	Avacta Group plc	388
3,729,342	*,e	Avantor, Inc	115,983
59,847	*	Avid Bioservices, Inc	913
40,879	*,e	Avidity Biosciences, Inc	594
328,502	*,e	Axsome Therapeutics, Inc	12,582
31,840		Bachem Holding AG.	2,219
14,592	*,e	Basilea Pharmaceutica	591
321,462	*	Bausch Health Cos, Inc	2,687
82,798	*	Bavarian Nordic AS	2,755
6,110,709		Bayer AG.	364,909
11,866	*,e	Beam Therapeutics, Inc	459
53,158	*	BeiGene Ltd (ADR)	8,604
35,391	*	Beijing Tiantan Biological Products Corp Ltd	129
298,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	483
34,875		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	810
107,958	*,e	BELLUS Health, Inc	994
49,958	*,e	Berkeley Lights, Inc	248
15,861		Betta Pharmaceuticals Co Ltd	144
18,220		BGI Genomics Co Ltd	195
28,944	*	Binex Co Ltd	288
45,197	*,g	BioArctic AB	343
465,557		Biocon Ltd	1,823
449,999	*	BioCryst Pharmaceuticals, Inc	4,761
103,785		BioGaia AB	1,056
98,469	*	Biogen, Inc	20,082
49,484	*	Biohaven Pharmaceutical Holding Co Ltd	7,210
207,508	*	BioMarin Pharmaceutical, Inc	17,196
243,589	*,e	Bionano Genomics, Inc	336
26,701	*	Bioneer Corp	506
92,299		BioNTech SE (ADR)	13,762
18,312	*	Bio-Rad Laboratories, Inc (Class A)	9,064
78,839		Biotage AB	1,403
17,898		Bio-Techne Corp	6,204
16,069	*,e	Bioxcel Therapeutics Inc	212
45,000		Blau Farmaceutica S.A.	215
22,229		Bloomage Biotechnology Corp Ltd	474
61,351	*,e	Bluebird Bio, Inc	254
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,130	*	Blueprint Medicines Corp	$4,098
5,035		Boiron S.A.	217
33,485		Boryung Pharmaceutical Co Ltd	262
256,329	*,e	Bridgebio Pharma, Inc	2,327
291,500	*,e	Brii Biosciences Ltd	314
5,146,032		Bristol-Myers Squibb Co	396,244
112,007		Brooks Automation, Inc	8,076
96,017		Bruker BioSciences Corp	6,026
54,841		Bukwang Pharmaceutical Co Ltd	358
52,000	*,e	Burning Rock Biotech Ltd (ADR)	151
41,960	*,e	C4 Therapeutics, Inc	316
36,048	*,e	Calliditas Therapeutics AB	326
36,462	*,e	Camurus AB	693
292,993	*,e	Canopy Growth Corp (Toronto)	833
70,875	*,e,g	CanSino Biologics, Inc	727
5,458	*	CanSino Biologics, Inc	162
18,186		Caplin Point Laboratories Ltd	164
39,235	*,e	Cara Therapeutics, Inc	358
71,016	*	CareDx, Inc	1,525
4,289		Caregen Co Ltd	319
75,495	*,e	Caribou Biosciences, Inc	410
132,000	*,e,g	CARsgen Therapeutics Holdings Ltd	246
6,093	*,e	Cassava Sciences, Inc	171
73,112	*	Catalent, Inc	7,844
459,107	*	Catalyst Pharmaceuticals, Inc	3,218
31,378	*	Celldex Therapeutics, Inc	846
47,305	*,e	CELLINK AB	413
15,943	*	Cellivery Therapeutics, Inc	287
33,600	*,e	CellSource Co Ltd	957
11,121	*	Celltrion Pharm Inc	677
110,949	e	Celltrion, Inc	15,317
2,374	*,e	Celularity, Inc	8
422,000		Center Laboratories, Inc	857
17,390	*,e	Century Therapeutics, Inc	146
8,490	*,e	Cerevel Therapeutics Holdings, Inc	224
15,114		Changchun High & New Technology Industry Group, Inc	528
86,681	*	Charles River Laboratories International, Inc	18,547
345,942	*	ChemoCentryx, Inc	8,572
30,836		Chemometec A.S.	3,314
33,106	*	Chimerix, Inc	69
1,632,500		China Grand Pharmaceutical and Healthcare Holdings Ltd	947
1,020,660		China Medical System Holdings Ltd	1,591
44,120		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	297
540,000		China Shineway Pharmaceutical Group Ltd	463
185,726	*	Chinook Therapeutics, Inc	3,248
8,720		Chong Kun Dang Pharmaceutical Corp	589
62,980		Chongqing Zhifei Biological Products Co Ltd	1,046
12,826		Choongwae Pharma Corp	223
342,406		Chugai Pharmaceutical Co Ltd	8,759
11,113	*	CinCor Pharma, Inc	209
346,878		Cipla Ltd	4,037
3,094,000	e	CK Life Sciences International Holdings, Inc	316
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,612		Clinuvel Pharmaceuticals Ltd	$519
128,443	*	CMG Pharmaceutical Co Ltd	247
464,353	*	Codexis, Inc	4,857
83,269	*,e	Cogent Biosciences, Inc	751
11,386	*	Coherus Biosciences, Inc	82
6,307	*	Collegium Pharmaceutical, Inc	112
291,437	*	Columbia Care, Inc	387
82,740	*	Corcept Therapeutics, Inc	1,968
10,218	e	COSMO Pharmaceuticals NV	501
38,126	*	Crinetics Pharmaceuticals, Inc	711
246,061	*,e	Cronos Group, Inc	688
478,968		CSL Ltd	88,932
8,490,054		CSPC Pharmaceutical Group Ltd	8,486
1,095,500	*,e,g	CStone Pharmaceuticals	735
62,831	*	CTI BioPharma Corp	375
25,268	*,e	Cullinan Oncology, Inc	324
46,820	*,e	CureVac NV	637
132,948	*,e	Cytek Biosciences, Inc	1,427
95,719	*,e	Cytokinetics, Inc	3,761
92,371		Da An Gene Co Ltd of Sun Yat-Sen University	237
71,900		Daewoong Co Ltd	1,513
5,623		Daewoong Pharmaceutical Co Ltd	767
4,207,501		Daiichi Sankyo Co Ltd	107,007
1,209,710		Danaher Corp	306,686
19,856	*,e	Day One Biopharmaceuticals, Inc	355
700,653		Dechra Pharmaceuticals plc	29,543
28,513	*	Deciphera Pharmaceuticals, Inc	375
42,825	*	Denali Therapeutics, Inc	1,260
25,187		Dermapharm Holding SE	1,255
27,816	*	Design Therapeutics, Inc	389
23,716	*,e	DICE Therapeutics, Inc	368
92,963		Divi S Laboratories Ltd	4,285
4,837		Dong-A Pharmaceutical Co Ltd	382
7,833		Dong-A ST Co Ltd	352
43,371		Dong-E-E-Jiao Co Ltd	240
33,661		DongKook Pharmaceutical Co Ltd	506
183,177		Dr Reddy’s Laboratories Ltd	10,212
452,020		Duopharma Biotech Bhd	123
539,615	*,e	Dynavax Technologies Corp	6,794
30,191	*,e	Dyne Therapeutics, Inc	207
35,486	*	Eagle Pharmaceuticals, Inc	1,577
26,541	*	Edgewise Therapeutics, Inc	211
82,497	*,e	Editas Medicine, Inc	976
11,421	*	Eiger BioPharmaceuticals, Inc	72
244,000	*	EirGenix, Inc	736
45,418		Eisai Co Ltd	1,920
307,503	*	Elanco Animal Health, Inc	6,036
1,315,026		Eli Lilly & Co	426,371
40,923	*	Emergent Biosolutions, Inc	1,270
14,958	*	Enanta Pharmaceuticals, Inc	707
81,710	*,e	Endo International plc	38
15,912	*,e	Enochian Biosciences Inc	31
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
113,981	*,e	EQRx, Inc	$535
56,163	*,e	Erasca, Inc	313
44,152	*	Ergomed plc	546
34,908	g	Eris Lifesciences Ltd	295
11,892	*,e	Esperion Thereapeutics, Inc	76
31,808	*	Eubiologics Co Ltd	358
100,389	*	Euroapi S.A.	1,584
140,882		Eurofins Scientific SE	11,127
40,100		Ever Supreme Bio Technology Co Ltd	237
177,500	*,e,g	Everest Medicines Ltd	510
345,404	*	Evolus, Inc	4,007
165,872	*	Evotec AG.	4,021
125,770	*	Exact Sciences Corp	4,954
369,165	*,e	Exelixis, Inc	7,686
14,000	*,e	EyePoint Pharmaceuticals, Inc	110
592,645		Faes Farma S.A. (Sigma)	2,417
145,751	*,e	Fate Therapeutics, Inc	3,612
49,876	*	FDC Ltd	151
19,273	*	FibroGen, Inc	204
5,641	*	Foghorn Therapeutics, Inc	77
85,832	*	Forma Therapeutics Holdings, Inc	591
28,947	*,e	Fulcrum Therapeutics, Inc	142
1,962	*,e	Galapagos NV	109
52,019	*	Galapagos NV	2,891
1,424	*	Gelesis Holdings, Inc	2
83,915	*	GeneOne Life Science, Inc	666
143,662	*	Generation Bio Co	942
23,184	*	Genexine Co Ltd	547
48,295	*	Genmab AS	15,669
890,900	e	Genomma Lab Internacional S.A. de C.V.	892
991,386	*	Genscript Biotech Corp	3,605
77,728		Genus plc	2,373
145,817	*,e	Geron Corp	226
37,106		Gerresheimer AG.	2,424
1,952,188		Gilead Sciences, Inc	120,665
34,324		GlaxoSmithKline Pharmaceuticals Ltd	652
6,718,750		GlaxoSmithKline plc	144,800
226,908		Glenmark Pharmaceuticals Ltd	1,113
187,120	*	Global Blood Therapeutics, Inc	5,978
48,601	*,e	GNI Group Ltd	452
13,910	*,e	Gossamer Bio, Inc	116
171,753		Granules India Ltd	594
3,770		Green Cross Corp	490
25,795		Green Cross Holdings Corp	390
11,962		Green Cross LabCell Corp	518
2,155	*	GreenLight Biosciences Holdings PBC	5
41,584	*,e	Grifols S.A.	789
86,512		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	408
323,512		H Lundbeck A.S.	1,571
80,878	*	H Lundbeck A.S.	388
506,353	*	Halozyme Therapeutics, Inc	22,280
37,953	*	Hanall Biopharma Co Ltd	483
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,721		Hangzhou Tigermed Consulting Co Ltd - A	$184
88,053	g	Hangzhou Tigermed Consulting Co Ltd - H	1,021
4,361		Hanmi Pharm Co Ltd	1,039
891,839	g	Hansoh Pharmaceutical Group Co Ltd	1,806
223,651	*,e	Harmony Biosciences Holdings, Inc	10,907
176,000		Haw Par Corp Ltd	1,392
41,052	*	Helixmith Co Ltd	659
16,922	*,e	Heron Therapeutics, Inc	47
39,992		Hikal Ltd	121
23,911		Hikma Pharmaceuticals plc	472
8,815	*,e	HilleVax, Inc	96
53,400		Hisamitsu Pharmaceutical Co, Inc	1,380
13,177	e	HK inno N Corp	386
1,529,878	*	Horizon Therapeutics Plc	122,023
2,548,684	*,†,e	Hua Han Health Industry Holdings Ltd	20
919,000	*,g	Hua Medicine	437
77,920		Hualan Biological Engineering, Inc	266
8,704	*	Hugel, Inc	706
2,707	*,e	Humacyte, Inc	9
74,354		Humanwell Healthcare Group Co Ltd	178
10,142		Huons Co Ltd	276
65,680	*,e	Hutchison China MediTech Ltd (ADR)	830
641,944		Hypermarcas S.A.	4,666
19,807	*,e	Icosavax, Inc	113
30,357	*	Ideaya Biosciences, Inc	419
135,606	*,e	Idorsia Ltd	1,943
41,192	*,e	IGM Biosciences, Inc	743
18,414	*	Il Dong Pharmaceutical Co Ltd	438
276,386	*	Illumina, Inc	50,955
28,716		Ilyang Pharmaceutical Co Ltd	492
52,300	*,e	I-Mab (ADR)	591
12,216	*,e	Imago Biosciences, Inc	164
11,600		Imeik Technology Development Co Ltd	1,042
28,032	*,e	ImmunityBio, Inc	104
389,448	*	Immunogen, Inc	1,753
32,805	*,e	Immunovant, Inc	128
6,074,528	*,e	Imugene Ltd	756
143,796	*	Incyte Corp	10,924
821,416	*	Indivior plc	3,097
5,238	*,e	Inhibrx, Inc	59
738,073	*,g	Innovent Biologics, Inc	3,302
318,339	*	Innoviva, Inc	4,699
65,908	*,e	Inotiv, Inc	633
187,120	*,e	Inovio Pharmaceuticals, Inc	324
92,943	*	Insmed, Inc	1,833
57,206	*,e	Instil Bio, Inc	264
163,174	*	Intellia Therapeutics, Inc	8,446
68,559	*,e	Intercept Pharmaceuticals, Inc	947
74,225	*	Intra-Cellular Therapies, Inc	4,237
35,837	*	iNtRON Biotechnology, Inc	248
45,667	*	Ionis Pharmaceuticals, Inc	1,691
491,561	*	Iovance Biotherapeutics, Inc	5,427
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
159,022		Ipca Laboratories Ltd	$1,812
32,865		Ipsen	3,112
344,070	*	IQVIA Holdings, Inc	74,660
907,652	*,e	Ironwood Pharmaceuticals, Inc	10,465
17,785	*	iTeos Therapeutics, Inc	366
239,427	*	IVERIC bio, Inc	2,303
268,500	*,g	Jacobio Pharmaceuticals Group Co Ltd	210
15,411	*,e	Janux Therapeutics, Inc	188
76,816	*	Jazz Pharmaceuticals plc	11,984
35,325		JB Chemicals & Pharmaceuticals Ltd	705
218,244		JCR Pharmaceuticals Co Ltd	3,742
267,011	*	Jiangsu Hengrui Medicine Co Ltd	1,482
4,437,656		Johnson & Johnson	787,728
69,458		Joincare Pharmaceutical Group Industry Co Ltd	128
13,080		Joinn Laboratories China Co Ltd	223
73,015	*	Jounce Therapeutics, Inc	221
63,434		Jubilant Organosys Ltd	276
280,500	*,e,g	JW Cayman Therapeutics Co Ltd	291
43,879		Kaken Pharmaceutical Co Ltd	1,234
23,010,706		Kalbe Farma Tbk PT	2,567
19,751	*	KalVista Pharmaceuticals Inc	194
4,044	*	Kangmei Pharmaceutical Co Ltd	1
71,304	*,e	Karo Pharma AB	350
4,377	*	Karuna Therapeutics, Inc	554
577,154	*,e	Karyopharm Therapeutics, Inc	2,603
3,893	*	Keros Therapeutics, Inc	108
211,968	*	Kezar Life Sciences, Inc	1,753
30,719	*	Kiniksa Pharmaceuticals Ltd	298
24,912	*,e	Kinnate Biopharma, Inc	314
200,500	*,e,g	Kintor Pharmaceutical Ltd	480
33,400		Kissei Pharmaceutical Co Ltd	654
124,070	*	Knight Therapeutics, Inc	515
26,631	*	Kodiak Sciences, Inc	203
38,966	*	Komipharm International Co Ltd	215
10,852		Korea United Pharm Inc	185
35,489	*	Kronos Bio, Inc	129
12,702	*	Krystal Biotech Inc	834
21,437		Kukjeon Pharmaceutical Co Ltd	108
53,657	*	Kura Oncology, Inc	984
31,326	*,e	Kymera Therapeutics, Inc	617
39,481		Kyorin Co Ltd	516
151,415		Kyowa Hakko Kogyo Co Ltd	3,418
17,964		L&C Bio Co Ltd	429
23,341		Laboratorios Farmaceuticos Rovi S.A	1,430
412,791	g	Laurus Labs Ltd	2,437
52,840	*,e	Legend Biotech Corp (ADR)	2,906
24,996	*	LegoChem Biosciences, Inc	812
53,608	*,e	Lexicon Pharmaceuticals, Inc	100
11,526	*	Ligand Pharmaceuticals, Inc (Class B)	1,028
108,557	*	Liquidia Corp	473
25,417		Livzon Pharmaceutical Group, Inc	137
278,462		Lonza Group AG.	148,737
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
151,000		Lotus Pharmaceutical Co Ltd	$780
159,190		Lupin Ltd	1,233
2,240,000	*,e,g	Luye Pharma Group Ltd	737
145,140	*,e	Lyell Immunopharma, Inc	946
53,030	*	MacroGenics, Inc	156
1,996	*	Madrigal Pharmaceuticals, Inc	143
689,710	*,e	MannKind Corp	2,628
156,355	*	Maravai LifeSciences Holdings, Inc	4,442
71,705	*,e	MaxCyte, Inc	339
1,702,337	*	Mayne Pharma Group Ltd	294
196,564	*	Medigen Vaccine Biologics Corp	1,355
14,887	*	Medpace Holdings, Inc	2,228
16,929	*	MedPacto, Inc	301
5,607	*	Medy-Tox, Inc	476
459,600		Mega Lifesciences PCL	656
24,327	*	MeiraGTx Holdings plc	184
4,596,450		Merck & Co, Inc	419,058
502,766		Merck KGaA	85,280
7,260		Merck Ltd	386
79,462	*	Mersana Therapeutics, Inc	367
705,560	*,e	Mesoblast Ltd	297
25,633	*	Mettler-Toledo International, Inc	29,446
23,943	*	Mezzion Pharma Co Ltd	304
101,556	*,e	MiMedx Group, Inc	352
420,716	*,e	Mind Medicine MindMed, Inc	268
36,772	*	Mirati Therapeutics, Inc	2,469
2,521	*,e	Mirum Pharmaceuticals, Inc	49
27,091	*,e	Mithra Pharmaceuticals S.A.	206
26,475		Mochida Pharmaceutical Co Ltd	638
210,137	*	Moderna, Inc	30,018
25,637	*,e	Molecular Partners AG.	177
24,688	*,e	Monte Rosa Therapeutics, Inc	239
15,758	*	Morphic Holding, Inc	342
42,761	*	Morphosys AG.	849
65,095	*	Myriad Genetics, Inc	1,183
42,487		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	179
12,041	*	NanoString Technologies, Inc	153
93,742		Natco Pharma Ltd	773
82,443	*	Natera, Inc	2,922
61,114	*	Naturecell Co Ltd	823
38,095	*	Nautilus Biotechnology, Inc	102
156,265	*,e	Nektar Therapeutics	594
359,235	*	NeoGenomics, Inc	2,928
75,634	*	Neurocrine Biosciences, Inc	7,373
221,065	*	NGM Biopharmaceuticals Inc	2,834
58,555	*	NH Special Purpose Acquisition 11 Co Ltd	335
50,002	e	Nichi-iko Pharmaceutical Co Ltd	130
8,900		Nippon Shinyaku Co Ltd	543
26,954	*	Nkarta, Inc	332
38,275	*	NKMax Co Ltd	440
2,158,351		Novartis AG.	182,986
27,290	*,e	Novavax, Inc	1,404
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,889,151		Novo Nordisk AS	$209,511
46,888	*,e	Nurix Therapeutics, Inc	594
14,965	*,e	Nuvalent, Inc	203
96,995	*,e	Nuvation Bio, Inc	314
182,452	*	OBI Pharma, Inc	600
36,076	*,e	Ocugen, Inc	82
128,387	*	Ocular Therapeutix, Inc	516
346,000	*,e,g	Ocumension Therapeutics	619
269,000	*	Oneness Biotech Co Ltd	1,593
515,588		Ono Pharmaceutical Co Ltd	13,245
305,448	*,e	Organigram Holdings, Inc	280
219,058	*	Organogenesis Holdings Inc	1,069
181,807		Organon & Co	6,136
14,844		Orion Oyj (Class B)	664
29,353	*	Oscotec, Inc	629
71,080		Otsuka Holdings KK	2,537
29,976	*,e	Outlook Therapeutics, Inc	31
80,936	*	Oxford Biomedica plc	447
475,319	*	Oxford Nanopore Technologies plc	1,607
242,316	*,e	Pacific Biosciences of California, Inc	1,071
187,490	*	Pacira BioSciences Inc	10,931
399,307	*	Paion AG.	385
22,754	*	Pardes Biosciences, Inc	70
17,325	*,e	PepGen, Inc	172
117,000	*	PeptiDream, Inc	1,233
82,355		PerkinElmer, Inc	11,713
107,657		Perrigo Co plc	4,368
6,560,126		Pfizer, Inc	343,947
26,500	e	Pharma Foods International Co Ltd	277
17,491	*,e	Pharma Mar S.A.	1,237
6,721		PHARMA RESEARCH PRODUCTS Co Ltd	350
69,951	*,†	Pharmally International Holding Co Ltd	0	^
40,950		Pharmaron Beijing Co Ltd - A	583
145,623	g	Pharmaron Beijing Co Ltd - H	1,463
66,495	*	Pharmicell Co Ltd	589
751,194	*,e	Pharming Group NV	590
4,214	*,e	Phathom Pharmaceuticals, Inc	36
122,841		Phibro Animal Health Corp	2,350
30,353	*,e	PMV Pharmaceuticals, Inc	433
13,441	*,e	Point Biopharma Global, Inc	92
17,371	e,g	PolyPeptide Group AG.	1,188
26,084	*	Praxis Precision Medicines, Inc	64
154,293	*,e	Precigen, Inc	207
194,414	*	Prestige Consumer Healthcare, Inc.	11,432
83,715	*,†	Progenics Pharmaceuticals, Inc	0	^
5,659	*	Prometheus Biosciences, Inc	160
55,899	*	Protagonist Therapeutics, Inc	442
203,039	*	Prothena Corp plc	5,513
16,721	*,e	Provention Bio, Inc	67
22,829	*	PTC Therapeutics, Inc	915
191,515	*	QIAGEN NV	9,040
115,026	*	QIAGEN NV	5,408
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,564	*	Quanterix Corp	$754
73,724	*,e	Quantum-Si, Inc	171
214,999	*	Radius Health, Inc	2,230
2,923	*,e	Rallybio Corp	22
9,941	*,e	RAPT Therapeutics, Inc	181
7,143	*,e	Reata Pharmaceuticals, Inc	217
14,469		Recordati S.p.A.	631
136,746	*,e	Recursion Pharmaceuticals, Inc	1,113
96,254	*	Regeneron Pharmaceuticals, Inc	56,899
33,621	*	REGENXBIO, Inc	830
74,037	*,e	Relay Therapeutics, Inc	1,240
9,239	*	Relmada Therapeutics, Inc	175
52,136	*	Repligen Corp	8,467
24,674	*	Replimune Group, Inc	431
10,867	*	Revance Therapeutics, Inc	150
46,384	*	REVOLUTION Medicines, Inc	904
7,947		Reyon Pharmaceutical Co Ltd	138
330,652		Richter Gedeon Rt	5,984
82,784	*,e	Rigel Pharmaceuticals, Inc	94
881,265		Roche Holding AG.	294,607
3,691	e	Roche Holding AG.	1,428
219,020	*	Rocket Pharmaceuticals, Inc	3,014
285,635		Royalty Pharma plc	12,008
43,274	*	Sage Therapeutics, Inc	1,398
15,769	*	Sam Chun Dang Pharm Co Ltd	410
26,126	*,g	Samsung Biologics Co Ltd	15,973
225,955	*,e	Sana Biotechnology, Inc	1,453
38,824	*,e	SanBio Co Ltd	303
92,904	*	Sangamo Therapeutics Inc	385
10,443		Sanofi India Ltd	852
1,244,715		Sanofi-Aventis	125,525
418,200		Santen Pharmaceutical Co Ltd	3,299
118,282	*	Sarepta Therapeutics, Inc	8,866
12,191		Sartorius Stedim Biotech	3,846
70,110		Saudi Pharmaceutical Industries & Medical Appliances Corp	487
43,017		Sawai Group Holdings Co Ltd	1,305
51,821	*,e	Science 37 Holdings, Inc	104
347,000		Scinopharm Taiwan Ltd	301
744,418	*	Seagen, Inc	131,717
22,181		Seegene, Inc	619
44,071	*,e	Seer, Inc	394
17,543	*	Seres Therapeutics, Inc	60
54,213		Shandong Buchang Pharmaceuticals Co Ltd	160
82,688		Shanghai Fosun Pharmaceutical Group Co Ltd - A	545
362,929		Shanghai Fosun Pharmaceutical Group Co Ltd - H	1,350
594,000		Shanghai Haixin Group Co	187
79,000	*,g	Shanghai Henlius Biotech, Inc	178
51,257	*	Shanghai Junshi Biosciences Co Ltd	577
5,898		Shanghai Medicilon, Inc	299
416,337		Shanghai RAAS Blood Products Co Ltd	369
43,568		Shenzhen Kangtai Biological Products Co Ltd	295
62,725		Shenzhen Salubris Pharmaceuticals Co Ltd	264
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,807		Shijiazhuang Yiling Pharmaceutical Co Ltd	$337
33,356		Shilpa Medicare Ltd	165
39,840		Shin Poong Pharmaceutical Co Ltd	672
253,022		Shionogi & Co Ltd	12,914
110,255		Sichuan Kelun Pharmaceutical Co Ltd	308
4,680		Siegfried Holding AG.	2,997
13,444	*	Sierra Oncology, Inc	739
8,262	e	SIGA Technologies, Inc	96
4,630,000	e	Sihuan Pharmaceutical Holdings	758
13,434	*,†,e	SillaJen, Inc	0	^
45,988	*,e	Singular Genomics Systems, Inc	176
12,558,236		Sino Biopharmaceutical	8,007
19,596	*	SK Biopharmaceuticals Co Ltd	1,134
24,889	*	SK Bioscience Co Ltd	1,935
112,288	*	SomaLogic, Inc	508
443,167	*,e	Sorrento Therapeutics, Inc	891
89,208	*	Sosei Group	746
96,932	*	Sotera Health Co	1,899
24,146	*,e	SpringWorks Therapeutics, Inc	594
1,586,000		SSY Group Ltd	849
11,970		ST Pharm Co Ltd	830
18,584	*	Stoke Therapeutics, Inc	245
79,217		Strides Arcolab Ltd	333
208,900		Sumitomo Dainippon Pharma Co Ltd	1,678
90,296	*	Sun Pharma Advanced Research Company Ltd	240
2,012,332		Sun Pharmaceutical Industries Ltd	21,195
138,067	*	Supernus Pharmaceuticals, Inc	3,993
36,522	*	Sutro Biopharma, Inc	190
116,385		Suven Pharmaceuticals Ltd	683
352,993	e	SwedenCare AB	3,006
23,741	*	Swedish Orphan Biovitrum AB	516
34,829	*	Syndax Pharmaceuticals, Inc	670
138,827	*	Syneos Health, Inc	9,951
137,563	g	Syngene International Ltd	969
479,000	*	Taigen Biopharmaceuticals Holdings Ltd	275
204,000	*	TaiMed Biologics, Inc	427
44,200		Taisho Pharmaceutical Holdings Co Ltd	1,747
189,533		Takara Bio, Inc	2,688
1,618,594		Takeda Pharmaceutical Co Ltd	45,464
19,066	*	Talaris Therapeutics, Inc	86
37,528	*	Tango Therapeutics, Inc	170
183,000	*	Tanvex BioPharma, Inc	414
28,903	*,e	Taro Pharmaceutical Industries Ltd	1,045
15,539	*	Tarsus Pharmaceuticals, Inc	227
23,393		Tecan Group AG.	6,812
255,936	*	Telix Pharmaceuticals Ltd	804
24,651	*,e	Tenaya Therapeutics, Inc	139
154,875	*	Teva Pharmaceutical Industries Ltd (ADR)	1,165
21,744	*	TG Therapeutics, Inc	92
16,080	*	Theravance Biopharma, Inc	146
397,370		Thermo Fisher Scientific, Inc	215,883
13,831	*,e	Theseus Pharmaceuticals, Inc	76
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
209,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	$230
689,000		Tong Ren Tang Technologies Co Ltd	580
24,965		Torii Pharmaceutical Co Ltd	590
54,870		Torrent Pharmaceuticals Ltd	1,991
32,013		Towa Pharmaceutical Co Ltd	581
103,414	*	Travere Therapeutics, Inc	2,506
72,771	*	Tricida, Inc	704
68,500		Tsumura & Co	1,541
239,000		TTY Biopharm Co Ltd	578
51,561	*	Turning Point Therapeutics Inc	3,880
60,827	*	Twist Bioscience Corp	2,127
6,846	*,e	Tyra Biosciences, Inc	49
17,806		UCB S.A.	1,509
62,323	*	Ultragenyx Pharmaceutical, Inc	3,718
1,259,562		United Laboratories Ltd	749
137,073	*	United Therapeutics Corp	32,300
320,707	*	Vaccibody AS.	926
99,151	*,e	Valneva SE	1,130
47,509	*	Vanda Pharmaceuticals, Inc	518
88,885	*,e	Vaxart Inc	311
12,433	*	Vaxcell-Bio Therapeutics Co Ltd	370
9,957	*	Vaxcyte, Inc	217
171,721	*	VBI Vaccines, Inc	139
3,777	*,e	Ventyx Biosciences, Inc	46
3,954	*,e	Vera Therapeutics, Inc	54
80,204	*,e	Veracyte, Inc	1,596
67,828	*,e	Vericel Corp	1,708
292,683	*	Vertex Pharmaceuticals, Inc	82,475
32,807	*,e	Verve Therapeutics, Inc	501
90,995	*,e	VG Acquisition Corp	226
851,862		Viatris, Inc	8,919
256	e	Vifor Pharma AG.	46
6,114		Vifor Pharma AG.	1,060
111,050	*	Vir Biotechnology, Inc	2,828
5,043		Virbac S.A.	1,972
8,497	*	Viridian Therapeutics, Inc	98
63,502	*,e	VistaGen Therapeutics, Inc	56
71,905		Vitrolife AB	1,659
855,500	*,e,g	Viva Biotech Holdings	297
67,528		Walvax Biotechnology Co Ltd	489
110,538	*	Waters Corp	36,586
187,360		West Pharmaceutical Services, Inc	56,652
3,518,404		Winteam Pharmaceutical Group Ltd	2,185
65,933	*	Wockhardt Ltd	175
104,258		WuXi AppTec Co Ltd - A	1,624
551,437	g	WuXi AppTec Co Ltd - H	7,377
3,363,500	*,g	Wuxi Biologics Cayman, Inc	31,164
57,050	*	Xencor, Inc	1,561
20,378	*	Xeris Biopharma Holdings, Inc	31
6,932	*,e	Y-mAbs Therapeutics, Inc	105
32,929		Yuhan Corp	1,424
100,882	*	Yungjin Pharmaceutical Co Ltd	282
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
199,000		YungShin Global Holding Corp	$271
80,007		Yunnan Baiyao Group Co Ltd	723
64,117	*	Zai Lab Ltd (ADR)	2,224
44,237	*	Zealand Pharma AS	582
8,356	*	Zentalis Pharmaceuticals, Inc	235
25,500		Zeria Pharmaceutical Co Ltd	404
24,501	*	Zhangzhou Pientzehuang Pharmaceutical Co Ltd	1,307
96,558	*	Zhejiang Huahai Pharmaceutical Co Ltd	327
35,900		Zhejiang Jiuzhou Pharmaceutical Co Ltd	278
131,799		Zhejiang NHU Co Ltd	449
16,555		Zhejiang Orient Gene Biotech Co Ltd	282
11,467		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	89
1,315,064		Zoetis, Inc	226,046
5,323	*,†,e	Zogenix, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,520,888

REAL ESTATE - 3.1%
909,602		Abacus Property Group	1,617
322,307		Acadia Realty Trust	5,034
923		Activia Properties Inc	2,758
1,527		Advance Residence Investment Corp	4,069
73,788	e	Aedifica S.A.	7,090
122,400		Aeon Mall Co Ltd	1,498
1,887		AEON REIT Investment Corp	2,132
10,759		AFI Properties Ltd	520
7,212		Africa Israel Residences Ltd	374
1,372,000	e	Agile Property Holdings Ltd	551
64,810	e	Agree Realty Corp	4,675
652,100		AIMS AMP Capital Industrial REIT	634
79,127	*	Airport City Ltd	1,359
4,432,690		Aldar Properties PJSC	5,379
79,571	e,g	ALDER Group S.A.	316
137,864		Alexander & Baldwin, Inc	2,475
378		Alexander’s, Inc	84
163,392		Alexandria Real Estate Equities, Inc	23,697
151,000		Aliansce Sonae Shopping Centers sa	462
495,276	g	A-Living Services Co Ltd	797
73,163		Allied Properties Real Estate Investment Trust	1,887
17,144		Allreal Holding AG.	2,837
174,669		Alony Hetz Properties & Investments Ltd	2,201
4,875	e	Altarea SCA	669
52,307		Altus Group Ltd	1,812
936,100		Amata Corp PCL (Foreign)	485
120,904		American Assets Trust, Inc	3,591
89,093		American Campus Communities, Inc	5,744
505,648		American Finance Trust, Inc	3,681
2,357,060		American Homes 4 Rent	83,534
216	*	American Realty Investors, Inc	3
635,985		American Tower Corp	162,551
259,448	e	Americold Realty Trust	7,794
263,952		Amot Investments Ltd	1,595
150,538		Apartment Income REIT Corp	6,262
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,250	*	Apartment Investment and Management Co	$814
179,602		Apple Hospitality REIT, Inc	2,635
600,800		AREIT, Inc	382
409,375		Arena REIT	1,210
979,179		Argosy Property Ltd	754
80,221		Armada Hoffler Properties, Inc	1,030
309,993	e	Aroundtown S.A.	992
95,682		Arriyadh Development Co	575
71,237		Artis Real Estate Investment Trust	651
1,071,400		Ascendas India Trust	903
3,658,463		Ascendas REIT	7,508
2,275,304		Ascott Trust	1,869
30,775	*,e	Ashford Hospitality Trust, Inc	184
3,210,900		Asian Property Development PCL (Foreign)	909
3,396,056		Assura Group Ltd	2,704
53,062		Atrium Ljungberg AB	695
476,169		AvalonBay Communities, Inc	92,496
1,534,861		Axis Real Estate Investment Trust	669
8,378,908		Ayala Land, Inc	3,895
4,761,352	*,†	AZ BGP Holdings	13
8,039		Azrieli Group	566
10,549,900		Bangkok Land PCL	307
2,339,863		Barwa Real Estate Co	2,148
28,563		Befimmo SCA Sicafi	1,414
13,514		Big Shopping Centers Ltd	1,673
383,257		Big Yellow Group plc	6,149
5,522		Blue Square Real Estate Ltd	382
5,190		Bluerock Residential Growth REIT, Inc	136
957,095		BMO Commercial Property Trust Ltd	1,301
28,412		Boardwalk REIT	924
124,699		Boston Properties, Inc	11,096
898,500		BR Malls Participacoes S.A.	1,291
229,100		BR Properties S.A.	387
201,879	e	BraeMar Hotels & Resorts, Inc	866
871,659		Brandywine Realty Trust	8,403
113,227		Brigade Enterprises Ltd	640
204,711		British Land Co plc	1,120
25,702		Brixmor Property Group, Inc	519
140,970		Broadstone Net Lease, Inc	2,891
103,723	g	Brookfield India Real Estate Trust	430
22,766		Brt Realty Trust	489
29,199		BSR Real Estate Investment Trust	438
8,131,500	*	Bumi Serpong Damai Tbk PT	497
562,107		Bunnings Warehouse Property Trust	1,512
565,000		C&D International Investment Group Ltd	1,529
642,000		C&D Property Management Group Co Ltd	336
50,747		CA Immobilien Anlagen AG.	1,616
5,964,862	e	Cambridge Industrial Trust	1,739
54,255		Camden Property Trust	7,296
171,120		Canadian Apartment Properties REIT	5,958
834,057		Capital & Counties Properties	1,424
2,902,688		Capitaland Investment Ltd	7,989
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,555,611		CapitaMall Trust	$8,685
1,349,287		CapitaRetail China Trust	1,117
74,860		CareTrust REIT, Inc	1,380
80,064		Carmila S.A.	1,139
303,347	e	Castellum AB	3,911
51,722		CatchMark Timber Trust, Inc	520
36,531		Catena AB	1,322
716,000		Cathay Real Estate Development Co Ltd	418
19,459	*	CBL & Associates Properties, Inc	457
339,717		CBRE Group, Inc	25,007
978,768		CDL Hospitality Trusts	895
8,658		Cedar Realty Trust, Inc	249
616,958		Cencosud Shopping S.A.	562
12,872		Centerspace	1,050
2,442,000		Central China Management Co Ltd	363
392,000	e	Central China New Life Ltd	194
2,194,082		Central Pattana PCL	3,792
908,286		Centuria Capital Group	1,137
679,683		Centuria Industrial REIT	1,322
606,325		Centuria Office REIT	713
3,010,806		Champion Real Estate Investment Trust	1,339
805,806		Charter Hall Education Trust	1,884
554,039		Charter Hall Group	4,156
1,609,943		Charter Hall Long Wale REIT	4,757
41,655	*	Chatham Lodging Trust	435
1,221,000	*,†,e	China Aoyuan Group Ltd	138
4,573,156		China Jinmao Holdings Group Ltd	1,233
1,246,000		China Merchants Land Ltd	107
559,327		China Merchants Shekou Industrial Zone Holdings Co Ltd	1,124
1,134,000		China Overseas Grand Oceans Group Ltd	605
3,463,786		China Overseas Land & Investment Ltd	11,018
1,050,119		China Overseas Property Holdings Ltd	1,132
3,666,602		China Resources Land Ltd	17,194
808,000	g	China Resources Mixc Lifestyle Services Ltd	4,014
1,897,000		China SCE Group Holdings Ltd	262
5,698,000		China South City Holdings Ltd	481
1,997,738		China Vanke Co Ltd	5,030
679,315		China Vanke Co Ltd (Class A)	2,081
547,000		Chinese Estates Holdings Ltd	156
219,882		Choice Properties REIT	2,400
234,000		Chong Hong Construction Co	577
50,309		Cibus Nordic Real Estate AB	779
3,258,431		CIFI Holdings Group Co Ltd	1,643
425,153		City Developments Ltd	2,497
35,835		City Office REIT, Inc	464
97,432	e	Citycon Oyj	664
781,807		Civitas Social Housing plc	748
2,093,301		CK Asset Holdings Ltd	14,874
1,703		Clipper Realty, Inc	13
218,844		CLS Holdings plc	539
34,836	e	Cofinimmo	3,799
40,191	e	Colliers International Group, Inc	4,403
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
374,000	*,†	Colour Life Services Group	$22
747		Comforia Residential REIT, Inc	1,848
1,688,271		Commercial Real Estate Co KSC	590
39,626		Community Healthcare Trust, Inc	1,435
47,493	*,e	Compass, Inc	171
332,100		Concentradora Fibra Danhos S.A. de C.V.	371
748,048		Corem Property Group AB	841
718,400	e	Corp Inmobiliaria Vesta SAB de C.V.	1,336
85,186		Corporate Office Properties Trust	2,231
2,156,000	*	Cosmopolitan International Holdings Ltd	454
9,282,898	e	Country Garden Holdings Co Ltd	5,793
2,073,400		Country Garden Services Holdings Co Ltd	9,305
128,430		Cousins Properties, Inc	3,754
2,339	e	CRE Logistics REIT, Inc	3,253
57,259		Crombie Real Estate Investment Trust	718
383,400		Cromwell European Real Estate Investment Trust	784
1,717,410		Cromwell Group	896
871,610		Crown Castle International Corp	146,762
62,335		CT Real Estate Investment Trust	802
5,000	e	CTO Realty Growth, Inc	306
210,805		CubeSmart	9,006
460,981	*	Cushman & Wakefield plc	7,025
495,552		Custodian Reit plc	601
69,322		Daito Trust Construction Co Ltd	5,997
579,781		Daiwa House Industry Co Ltd	13,559
2,261		Daiwa House REIT Investment Corp	5,139
366		Daiwa Office Investment Corp	1,880
2,206		Daiwa Securities Living Investments Corp	1,936
411,165	*	Dar Al Arkan Real Estate Development Co	1,182
347,000	*,e	Datang Group Holdings Ltd	154
205,738		Derwent London plc	6,560
135,407		Deutsche Annington Immobilien SE	4,190
59,279		Deutsche Euroshop AG.	1,383
1,059,000		Dexin China Holdings Co Ltd	367
257,119		Dexus Industria REIT	480
607,275		Dexus Property Group	3,734
178,040	*	DiamondRock Hospitality Co	1,462
90,819		DIC Asset AG.	1,005
915,200	*,e	Digital Core REIT Management Pte Ltd	705
197,992		Digital Realty Trust, Inc	25,705
155,978	*	DigitalBridge Group, Inc	761
105,397		Dios Fastigheter AB	735
211,241		Diversified Healthcare Trust	384
715,882		DLF Ltd	2,849
102,344	*	Doma Holdings, Inc	105
87,636		Dongwon Development Co Ltd	280
609,834		Douglas Elliman, Inc	2,921
72,012	e	Douglas Emmett, Inc	1,612
135,899		Dream Industrial Real Estate Investment Trust	1,275
27,252		Dream Office Real Estate Investment Trust	410
26,403		DREAM Unlimited Corp	653
389,567		Duke Realty Corp	21,407
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
437,000	*,†	Eagle Hospitality Trust	$4
73,919		Easterly Government Properties, Inc	1,407
72,678		EastGroup Properties, Inc	11,216
29,757		Electra Real Estate Ltd	421
283,054	*	Emaar Economic City	746
4,578,059		Emaar Properties PJSC	6,499
510,948		Embassy Office Parks REIT	2,424
2,191,392		Emlak Konut Gayrimenkul Yatiri	348
116,813		Empire State Realty Trust, Inc	821
737,423		Empiric Student Property plc	772
76,487	g	Entra ASA	969
199,103		EPR Properties	9,344
102,319		Equinix, Inc	67,226
838,744		Equites Property Fund Ltd	911
88,806	*	Equity Commonwealth	2,445
1,243,430		Equity Lifestyle Properties, Inc	87,625
458,228		Equity Residential	33,093
6,186,600	*,g	ESR Cayman Ltd	16,776
153,277		ESR Kendall Square REIT Co Ltd	665
495,597		Essential Properties Realty Trust, Inc	10,650
53,841	e	Essex Property Trust, Inc	14,080
51,182		Eurocommercial Properties NV	1,100
955,000	e	Ever Sunshine Lifestyle Services Group Ltd	1,224
380,000		Excellence Commercial Property & Facilities Management Group Ltd	190
36,570	e	eXp World Holdings Inc	430
423,158		Extra Space Storage, Inc	71,988
309,389		Fabege AB	2,932
1,283,269		Far East Consortium	409
1,066,305		Far East Hospitality Trust	491
308,000		Farglory Land Development Co Ltd	649
37,885	e	Farmland Partners, Inc	523
763,829	*	Fastighets AB Balder	3,659
107,666		Federal Realty Investment Trust	10,308
3,359,097		Fibra Uno Administracion S.A. de C.V.	3,346
3,185,200		Filinvest REIT Corp	394
132,742		First Capital Real Estate Investment Trust	1,545
196,465		First Industrial Realty Trust, Inc	9,328
47,087		FirstService Corp	5,712
6,581		Fonciere Des Regions	368
43,462	*	Forestar Group, Inc	595
1,130,716		Fortress REIT Ltd	247
1,428,853		Fortress REIT Ltd (Class A)	939
1,666,000		Fortune Real Estate Investment Trust	1,382
97,601		Four Corners Property Trust, Inc	2,595
86,444		Franklin Street Properties Corp	360
1,215,377		Frasers Centrepoint Trust	2,005
875,600		Frasers Hospitality Trust	441
6,551,145		Frasers Logistics & Industrial Trust	6,276
577		Frontier Real Estate Investment Corp	2,229
5,610	*	FRP Holdings, Inc	339
742		Fukuoka REIT Corp	922
345,503		Gaming and Leisure Properties, Inc	15,845
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
557,000	*,e	Ganglong China Property Group Ltd	$322
94,902		Gazit Globe Ltd	543
548,653		GDI Property Group	345
8,805		Gecina S.A.	826
219,264		Gemdale Corp	441
8,196,000		Gemdale Properties and Investment Corp Ltd	742
34,722		Getty Realty Corp	920
9,860		Gladstone Commercial Corp	186
16,465		Gladstone Land Corp	365
52,312		Global Medical REIT, Inc	587
87,593		Global Net Lease, Inc	1,240
1,069		Global One Real Estate Investment Corp	836
765		GLP J-Reit	938
133,915	*	Godrej Properties Ltd	2,014
77,780		Goldcrest Co Ltd	986
1,732,646		Goodman Group	21,394
1,205,633		Goodman Property Trust	1,502
1,994,261		GPT Group	5,829
861,348		Grainger plc	2,948
111,966	e	Grand City Properties S.A.	1,515
138,089		Granite REIT	8,470
1,981,659		Great Portland Estates plc	13,877
1,056,000		Greenland Hong Kong Holdings Ltd	209
969,822		Greentown China Holdings Ltd	2,017
1,634,379		Greentown Service Group Co Ltd	1,850
329,868		Growthpoint Properties Australia Ltd	779
3,877,129		Growthpoint Properties Ltd	2,943
1,954,400	e	Guangzhou R&F Properties Co Ltd	518
348,742		H&R Real Estate Investment Trust	3,373
81,832		Hamborner REIT AG.	734
4,099,057	e	Hammerson plc	949
1,489,442		Hang Lung Group Ltd	2,811
2,291,995		Hang Lung Properties Ltd	4,361
745		Hankyu Reit, Inc	821
284,895	e	Healthcare Realty Trust, Inc	7,749
221,540		Healthcare Trust of America, Inc	6,183
679,470		Healthpeak Properties Inc	17,605
37,122		Heiwa Real Estate Co Ltd	1,065
1,074		Heiwa Real Estate REIT, Inc	1,158
137,169		Helical Bar plc	625
1,566,518		Henderson Land Development Co Ltd	5,888
25,715	*	Hersha Hospitality Trust	252
980,000		Highwealth Construction Corp	1,491
8,184		Highwoods Properties, Inc	280
123,624		Home Consortium	386
908,284		Home Reit plc	1,256
2,086,420		HomeCo Daily Needs REIT	1,844
1,314,162		Hongkong Land Holdings Ltd	6,600
961,816	e	Hopson Development Holdings Ltd	1,466
262		Hoshino Resorts REIT, Inc	1,268
933,970		Host Hotels and Resorts, Inc	14,645
37,950	*	Howard Hughes Corp	2,583
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
306,000		Huaku Development Co Ltd	$915
114,854		Hudson Pacific Properties	1,704
135,319		Hufvudstaden AB (Series A)	1,498
1,460,000	e	Huijing Holdings Co Ltd	333
295,383		Hulic Co Ltd	2,291
1,705		Hulic Reit, Inc	2,011
389,609		Hyprop Investments Ltd	798
693,696		Hysan Development Co Ltd	2,093
42,749		Icade	2,098
313,725		Ichigo Holdings Co Ltd	724
1,449		Ichigo Real Estate Investment Corp	904
2,856,200		IGB Real Estate Investment Trust	1,037
206,900		Iguatemi S.A.	711
326,900		Iguatemi S.A.	144
4,634		Immobel S.A.	294
61,748		Immobiliare Grande Distribuzione SIIQ S.p.A	230
39,697	e	IMMOFINANZ AG.	602
346,177		Impact Healthcare Reit plc	492
402,736		Independence Realty Trust, Inc	8,349
517,745	*	Indiabulls Real Estate Ltd	402
4,475	e	Indus Realty Trust, Inc	266
2,275		Industrial & Infrastructure Fund Investment Corp	3,012
714,211		Industrial Buildings Corp	2,089
448,960		Industrial Logistics Properties Trust	6,321
2,133,221		Ingenia Communities Group	5,876
345,670		Inmobiliaria Colonial S.A.	2,211
26,926		Innovative Industrial Properties, Inc	2,958
58,257	g	Instone Real Estate Group AG.	691
82,149		InterRent Real Estate Investment Trust	765
1,275		Intershop Holding AG.	824
26,831		Intervest Offices	703
56,453		InvenTrust Properties Corp	1,456
663,371		Investec Property Fund Ltd	427
19,517		Invincible Investment Corp	5,749
562,612		Invitation Homes, Inc	20,018
1,600,100		IOI Properties Group BHD	363
975,492		Irish Residential Properties REIT plc	1,294
279,645		Iron Mountain, Inc	13,616
609,305	e	Irongate Group	799
493,373	*	Is Gayrimenkul Yatirim Ortakligi AS	421
153,178		Israel Canada T.R Ltd	594
18,480		Israel Land Development Co Ltd	285
2,185		Isras Investment Co Ltd	419
55,747		iStar Inc	764
1,286		ITOCHU Advance Logistics Investment Corp	1,427
884,421	*	IWG plc	2,025
200,820		Jadwa REIT Saudi Fund	627
1,442		Japan Excellent, Inc	1,304
13,647		Japan Hotel REIT Investment Corp	6,843
971		Japan Logistics Fund Inc	2,245
983		Japan Prime Realty Investment Corp	2,892
991		Japan Real Estate Investment Corp	4,563
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,602		Japan Retail Fund Investment Corp	$3,586
84,135		JBG SMITH Properties	1,989
385,600		JHSF Participacoes S.A.	430
1,596,750	*,†	Jiangsu Future Land Co Ltd	16
2,226,000	e	Jiayuan International Group Ltd	123
182,105		Jinke Properties Group Co Ltd	78
35,463	*	Jinmao Property Services Co Ltd	22
31,593	*	Jones Lang LaSalle, Inc	5,524
139,707		JR Reit XXVII	522
1,248,329		K Wah International Holdings Ltd	460
2,718,000	†,e	Kaisa Group Holdings Ltd	146
341,252		Katitas Co Ltd	7,379
230,211	*	KE Holdings, Inc (ADR)	4,132
33,000		Keihanshin Building Co Ltd	319
527		Kenedix Realty Investment Corp	2,650
1,146		Kenedix Residential Investment Corp	1,838
689		Kenedix Retail REIT Corp	1,399
338,664		Kennedy-Wilson Holdings, Inc	6,414
1,638,217		Keppel DC REIT	2,324
2,174,891		Keppel REIT	1,707
1,050,914		Keppel-KBS US REIT	736
649,000		Kerry Properties Ltd	1,805
66,116	*	K-fast Holding AB	132
147,051		Killam Apartment Real Estate Investment Trust	1,959
119,941		Kilroy Realty Corp	6,277
1,239,007		Kimco Realty Corp	24,495
416,800		Kindom Construction Co	457
181,546		Kite Realty Group Trust	3,139
1,988,398		Kiwi Property Group Ltd	1,210
54,916	*	Kizilbuk Gayrimenkul Yatirim Ortakligi AS.	261
29,461		Klepierre	570
156,513	e	Kojamo Oyj	2,718
163,786		Korea Real Estate Investment Trust Co	216
1,499,000		KWG Group Holdings Ltd	479
1,072,000		KWG Living Group Holdings Ltd	336
83,488		Lamar Advertising Co	7,344
83,565	*	Lamda Development S.A.	494
9,839,377		Land and Houses PCL Co Reg	2,325
159,183		Land Securities Group plc	1,292
71,349		Lar Espana Real Estate Socimi S.A.	355
2,123		LaSalle Logiport REIT	2,612
14,109		LEG Immobilien AG.	1,174
715,178		Lend Lease Corp Ltd	4,505
2,074,944		Lendlease Global Commercial REIT	1,188
197,243	*	Leopalace21 Corp	415
236,117		Lexington Realty Trust	2,536
43,911		Life Storage, Inc	4,903
113,510		Lifestyle Communities Ltd	1,064
2,239,426		Link REIT	18,299
35,003,300	*	Lippo Karawaci Tbk PT	263
239,367		LOG Commercial Properties e Participacoes S.A.	836
1,152,528	†,e	Logan Property Holdings Co Ltd	320
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,649,702		LondonMetric Property plc	$7,364
2,093,593	g	Longfor Properties Co Ltd	9,957
139,094		LOTTE Reit Co Ltd	576
31,405		LTC Properties, Inc	1,206
1,842,649		LXI REIT plc	3,192
717,274		Mabanee Co KPSC	1,762
477,348		Macerich Co	4,158
73,155	*	Mack-Cali Realty Corp	969
1,127,506		Macquarie CountryWide Trust	2,944
1,305,500	g	Macquarie Mexico Real Estate Management SA de CV	1,631
1,405,300		Mah Sing Group BHD	192
88,733	*	Mahindra Lifespace Developers Ltd	459
1,869,950		Manulife US Real Estate Investment Trust	1,066
35,779	*,†,e	Mapeley Ltd	0	^
2,429,384		Mapletree Commercial Trust	3,202
2,286,447		Mapletree Industrial Trust	4,280
3,411,587		Mapletree Logistics Trust	4,129
166,119		Marcus & Millichap, Inc	6,145
524,300		Matrix Concepts Holdings BHD	281
833,100	*	MBK PCL	385
1,225,558		Medical Properties Trust, Inc	18,714
28,865		Mega Or Holdings Ltd	874
10,953,000		Megaworld Corp	431
27,417	*	Melisron Ltd	1,839
84,087		Mercialys S.A	683
402,302		Merlin Properties Socimi S.A.	3,896
268,637		Mid-America Apartment Communities, Inc	46,923
360,800	g	Midea Real Estate Holding Ltd	585
150,400	g	Mindspace Business Parks REIT	667
23,212	g	Minto Apartment Real Estate REIT NPV	264
2,023		Mirai Corp	745
4,092,692		Mirvac Group	5,594
2,671,944		Mitsubishi Estate Co Ltd	38,725
485		Mitsubishi Estate Logistics REIT Investment Corp	1,647
612,053		Mitsui Fudosan Co Ltd	13,150
964		Mitsui Fudosan Logistics Park, Inc	3,647
8,182	e	Mobimo Holding AG.	1,991
17,177		Montea C.V.A	1,646
9,356	e	Morguard Corp	792
23,021		Morguard North American Resid	293
2,935		Mori Hills REIT Investment Corp	3,300
378		Mori Trust Hotel Reit, Inc	350
1,127		Mori Trust Sogo Reit, Inc	1,180
1,153,400		MREIT, Inc	319
341,000		Multiplan Empreendimentos Imobiliarios S.A.	1,430
21,648	*,†,e	Nam Tai Property, Inc	91
36,807	e	National Health Investors, Inc	2,231
1,190,146	*	National Real Estate Co KPSC	622
93,122		National Retail Properties, Inc	4,004
263,463		National Storage Affiliates Trust	13,192
2,399,737		National Storage REIT	3,560
2,428,000		Neo-China Land Group Holdings Ltd	207
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
523,348		NEPI Rockcastle plc	$2,791
21,640		NESCO Ltd	151
260,267		NETSTREIT Corp	4,911
1,643,193		New World Development Co Ltd	5,919
429,867		Newmark Group, Inc	4,157
46,276		Nexity	1,243
26,256		Nexpoint Real Estate Finance, Inc	532
49,500		NexPoint Residential Trust, Inc	3,094
32,398		Nexus Real Estate Investment Trust	244
580		Nippon Accommodations Fund, Inc	2,918
1,497	e	Nippon Building Fund, Inc	7,471
2,132		Nippon ProLogis REIT, Inc	5,251
538	e	NIPPON REIT Investment Corp	1,445
78,925		Nomura Real Estate Holdings, Inc	1,931
4,445		Nomura Real Estate Master Fund, Inc	5,552
128,561		NorthWest Healthcare Properties Real Estate Investment Trust	1,205
21,167		NSI NV	729
191,063	e	Nyfosa AB	1,434
154,758		Oberoi Realty Ltd	1,452
10,456	*	Offerpad Solutions, Inc	23
40,281		Office Properties Income Trust	804
87,756		Omega Healthcare Investors, Inc	2,474
13,817	e	One Liberty Properties, Inc	359
284		One REIT, Inc	562
413,666	*,e	Opendoor Technologies, Inc	1,948
1,001,900		Origin Property PCL	287
200,172	e	Orion Office REIT, Inc	2,194
3,187		Orix JREIT, Inc	4,330
2,461,674		OUE Commercial Real Estate Investment Trust	683
571,301		Outfront Media, Inc	9,684
726,822		Overseas Union Enterprise Ltd	670
21,821,200	*	Pakuwon Jati Tbk PT	692
108,713	*	Pandox AB	1,225
948,007		Paramount Group, Inc	6,854
113,374		Park Hotels & Resorts, Inc	1,539
444,124		Parkway Life Real Estate Investment Trust	1,558
604,487		Parque Arauco S.A.	471
79,622		Patrizia Immobilien AG.	941
10,562	e	Peach Property Group AG.	391
111,098		Pebblebrook Hotel Trust	1,841
113,495	*	PEXA Group Ltd	1,087
195,495	e	Phillips Edison & Co, Inc	6,532
116,917		Phoenix Mills Ltd	1,758
186,040		Physicians Realty Trust	3,246
627,315		Picton Property Income Ltd	677
236,764		Piedmont Office Realty Trust, Inc	3,106
949,600		PLA Administradora Industrial S de RL de C.V.	1,269
73,146		Platzer Fastigheter Holding AB	475
434,067		Plaza S.A.	336
71,242		Plymouth Industrial REIT, Inc	1,250
2,571,000		Poly Hong Kong Investment Ltd	621
865,162		Poly Real Estate Group Co Ltd	2,260
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,151	e	Postal Realty Trust, Inc	$136
112,668		PotlatchDeltic Corp	4,979
184,500		Powerlong Commercial Management Holdings Ltd	126
1,453,000		Powerlong Real Estate Holdings Ltd	243
7,992		Prashkovsky Investments and Construction Ltd	250
1,538,376		Precinct Properties New Zealand Ltd	1,314
1,613		Premier Investment Co	1,762
163,911		Prestige Estates Projects Ltd	808
101,368		Primaris REIT	963
1,463,074		Primary Health Properties plc	2,431
666,400		Prime US REIT	450
1,247,000		Prince Housing & Development Corp	500
562,300		ProLogis Property Mexico S.A. de C.V.	1,475
1,966,206		Prologis, Inc	231,324
4,405	*	Property & Building Corp	347
1,443,000		Prosperity REIT	441
587,071		PRS REIT PLC	755
757,800		Pruksa Holding PCL	281
3,638		PS Business Parks, Inc	681
87,541		PSP Swiss Property AG.	9,746
11,402,900		PT Ciputra Development Tbk	658
16,315,400	*,†	PT Hanson International Tbk	0	^
170,013		Public Storage, Inc	53,158
11,503,000		Quality House PCL	684
902,000		Radiance Holdings Group Co Ltd	529
124,422		Rayonier, Inc	4,651
16,458		Re/Max Holdings, Inc	404
93,890	*,e	Real Matters, Inc	371
98,483	*	Realogy Holdings Corp	968
182,163		Realty Income Corp	12,434
1,246,000	*,e,g	Redco Properties Group Ltd	319
7,995,351		Redefine Properties Ltd	1,804
18,243	*,e	Redfin Corp	150
1,249,000		Redsun Properties Group Ltd	409
449,980		Regency Centers Corp	26,688
438,017	g	Regional REIT Ltd	387
208,630		Reit Ltd	1,096
125,328		Relo Holdings, Inc	2,021
386,936		Resilient REIT Ltd	1,271
12,144		Retail Estates NV	810
102,956		Retail Opportunities Investment Corp	1,625
1,194,878		Rexford Industrial Realty, Inc	68,813
214,569		RioCan Real Estate Investment Trust	3,337
4,526,700		RL Commercial REIT, Inc	511
140,628		RLJ Lodging Trust	1,551
74,927		RMR Group, Inc	2,124
276,000		Road King Infrastructure	197
2,409,500		Robinsons Land Corp	756
680,500		Ronshine China Holdings Ltd	169
105,263		RPT Realty	1,035
1,298,708		Ruentex Development Co Ltd	3,210
445,415	e	Rural Funds Group	772
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,438	*	Ryman Hospitality Properties	$4,063
485,141		Sabra Healthcare REIT, Inc	6,777
9,034	e	Safehold, Inc	320
680,096		Safestore Holdings plc	8,806
199,317		Sagax AB	3,695
180,259	e	Samhallsbyggnadsbolaget i - D	275
1,240,169	e	Samhallsbyggnadsbolaget i Norden AB	2,073
28,130		SAMTY Co Ltd	418
365		Samty Residential Investment Corp	365
13,631,700		Sansiri PCL	390
1,322,900		Sasseur Real Estate Investment Trust	743
219,260	*	Saudi Real Estate Co	784
2,921		Saul Centers, Inc	138
168,386		Savills plc	2,076
117,461		SBA Communications Corp	37,593
2,511,600		SC Asset Corp PCL	231
656,000	*,e	SCE Intelligent Commercial Management Holdings Ltd	135
5,410,414		Scentre Group	9,715
1,727,461		Seazen Group Ltd	856
109,898		Seazen Holdings Co Ltd	418
319,103		Secure Income REIT plc	1,830
237,414		Segro plc	2,834
4,958		Sekisui House Reit, Inc	2,942
234,402		Sella Capital Real Estate Ltd	642
47,834		Selvaag Bolig ASA	173
34,807	*,e	Seritage Growth Properties	181
522,976		Service Properties Trust	2,735
220,931		Shaftesbury plc	1,400
200,400		Shanghai Jinqiao Export Processing Zone Development Co Ltd	205
151,337		Shanghai Lingang Holdings Corp Ltd	307
1,704,892		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,500
110,349		Shanghai Zhangjiang High-Tech Park Development Co Ltd	206
3,292,000		Shenzhen Investment Ltd	656
928,370	†,e	Shimao Property Holdings Ltd	390
1,155,000	*,e,g	Shimao Services Holdings Ltd	561
1,868,388		Shopping Centres Australasia Property Group	3,559
2,674,000		Shoucheng Holdings Ltd	403
9,158,000		Shui On Land Ltd	1,240
1,513,469	*	Shun TAK Holdings Ltd	304
32,388	e	Shurgard Self Storage Europe Sarl	1,510
2,605,000		Sime Darby Property BHD	266
1,126,959		Simon Property Group, Inc	106,971
2,829,400	*	Singha Estate PCL	155
3,586,648		Sino Land Co	5,296
3,721,000		Sino-Ocean Land Holdings Ltd	632
311,000		Sinyi Realty Co	319
1,354,934		Sirius Real Estate Ltd	1,471
565,486		SITE Centers Corp	7,617
12,278		SK D&D Co Ltd	244
61,000		SK REITs Co Ltd	270
3,642,000		Skyfame Realty Holdings Ltd	46
67,255	e	SL Green Realty Corp	3,104
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,806		Slate Grocery REIT	$1,128
13,314,288		SM Prime Holdings	8,860
85,927		SmartCentres Real Estate Investment Trust	1,835
48,906		Sobha Ltd	359
2,415,500	*,e	Soho China Ltd	459
749		SOSiLA Logistics REIT, Inc	802
1,878,400		SP Setia BHD	290
42,550		Sparkassen Immobilien AG.	1,018
2,540,912		SPH REIT	1,711
306,141		Spirit Realty Capital, Inc	11,566
10,200	*	SRE Holdings Corp	172
49,896		St. Joe Co	1,974
557,059		STAG Industrial, Inc	17,202
2,784		Star Asia Investment Corp	1,260
1,658,029		Starhill Global REIT	692
34,800		Starts Corp, Inc	714
279		Starts Proceed Investment Corp	497
1,343,044		Stockland Trust Group	3,353
1,338,081		StorageVault Canada, Inc	6,164
441,579		STORE Capital Corp	11,516
4,757	*	Stratus Properties, Inc	153
203,406		Sumitomo Realty & Development Co Ltd	5,370
11,220,400	*	Summarecon Agung Tbk PT	430
1,068,066	*	Summit Hotel Properties, Inc	7,765
105,553		Summit Industrial Income REIT	1,403
44,998		Summit Real Estate Holdings Ltd	721
227,661		Sun Communities, Inc	36,280
92,580		Sun Frontier Fudousan Co Ltd	761
1,496,623		Sun Hung Kai Properties Ltd	17,720
3,507,197	†,e	Sunac China Holdings Ltd	1,024
1,253,000	g	Sunac Services Holdings Ltd	764
792,000	*,e	Sunkwan Properties Group Ltd	127
1,162,000		Sunlight Real Estate Investment Trust	541
274,061	*	Sunstone Hotel Investors, Inc	2,719
2,598,200		Suntec Real Estate Investment Trust	3,031
68,117		Sunteck Realty Ltd	431
2,217,700		Sunway Real Estate Investment	750
2,678,000		Supalai PCL	1,410
1,140,502	e	Supermarket Income Reit plc	1,659
510,128		Swire Pacific Ltd (Class A)	3,047
1,197,771		Swire Properties Ltd	2,982
82,825		Swiss Prime Site AG.	7,277
309,487		TAG Tegernsee Immobilien und Beteiligungs AG.	3,543
640		Takara Leben Real Estate Investment Corp	554
1,057,069		Talaat Moustafa Group	394
19,059		Tanger Factory Outlet Centers, Inc	271
756,391		Target Healthcare REIT plc	998
18,241	*	Tejon Ranch Co	283
92,486		Terreno Realty Corp	5,154
19,271	*	TKP Corp	251
41,480		TOC Co Ltd	220
293,793		Tokyo Tatemono Co Ltd	4,053
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
718,200		Tokyu Fudosan Holdings Corp	$3,780
1,015		Tokyu REIT, Inc	1,489
32,843		Tosei Corp	305
997	*	Transcontinental Realty Investors, Inc	40
307,292		Tricon Capital Group, Inc	3,115
8,913,953		Tritax Big Box REIT plc	19,753
10,040,244	g	Tritax EuroBox plc	10,488
28,258		UDR, Inc	1,301
886,669		UK Commercial Property REIT Ltd	810
46,458		UMH Properties, Inc	820
5,538	*	Unibail-Rodamco-Westfield	282
10,941	*	Unibail-Rodamco-Westfield	556
527,712		Unite Group plc	6,860
2,145,152		United Development Co PSC	819
4,642		United Urban Investment Corp	4,880
202,316		Uniti Group, Inc	1,906
2,446	e	Universal Health Realty Income Trust	130
481,333		UOL Group Ltd	2,551
98,035		Urban Edge Properties	1,491
552,496		Urban Logistics REIT plc	1,089
25,648		Urstadt Biddle Properties, Inc (Class A)	416
15,203		Vastned Retail NV	339
546,994		Ventas, Inc	28,132
11,512		VGP NV	1,836
1,121,691		VICI Properties, Inc	33,415
3,988,939		Vicinity Centres	5,067
3,131,000		Vista Land & Lifescapes, Inc	113
18,819		Vornado Realty Trust	538
943,759	e	Vukile Property Fund Ltd	740
416,133	*	Wallenstam AB	1,820
494,674		Warehouse REIT plc	887
341,709		Warehouses De Pauw CVA	10,782
83,280		Washington REIT	1,775
373,834		Watkin Jones plc	1,004
1,316,823		Waypoint REIT	2,112
413,725		Welltower, Inc	34,070
39,458		Wereldhave NV	593
13,940	*,e	WeWork, Inc	70
703,545		Weyerhaeuser Co	23,301
10,180,400		WHA Corp PCL	883
1,466,606		Wharf Holdings Ltd	5,345
1,772,897		Wharf Real Estate Investment Co Ltd	8,466
179,994		Whitestone REIT	1,935
341,696		Wihlborgs Fastigheter AB	2,390
165,656		Workspace Group plc	1,116
14,613		WP Carey, Inc	1,211
97,110	*	Xenia Hotels & Resorts, Inc	1,411
27,092	e	Xior Student Housing NV	1,179
710,742		Yanlord Land Group Ltd	542
9,050		YH Dimri Construction & Development Ltd	696
458,000	e	Yincheng International Holding Co Ltd	198
465,000		YTL Hospitality REIT	100
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,633,426		Yuexiu Property Co Ltd	$2,099
2,660,000		Yuexiu Real Estate Investment Trust	1,037
455,000		Yuexiu Services Group Ltd	229
2,642,000	e	Yuzhou Group Holdings Co Ltd	157
643,000	*,e	Zensun Enterprises Ltd	254
306,700		Zhejiang China Commodities City Group Co Ltd	256
911,000		Zhongliang Holdings Group Co Ltd	153
2,498,000	*	Zhuguang Holdings Group Co Ltd	357
53,548	*	Zillow Group, Inc (Class A)	1,703
149,936	*,e	Zillow Group, Inc (Class C)	4,760
		TOTAL REAL ESTATE	3,284,873

RETAILING - 4.9%
22,708	*	1-800-FLOWERS.COM, Inc (Class A)	216
19,310	*	1stdibs.com, Inc	110
25,758		Aaron’s Co, Inc	375
39,800		ABC-Mart, Inc	1,761
42,290	*	Abercrombie & Fitch Co (Class A)	716
44,838	*	About You Holding SE	320
3,744,440		Abu Dhabi National Oil Co for Distribution PJSC	4,305
187,986	e	Academy Sports & Outdoors, Inc	6,681
413,137		Accent Group Ltd	354
7,821,800		Ace Hardware Indonesia Tbk PT	404
27,330		Adastria Holdings Co Ltd	452
455,186		Advance Auto Parts, Inc	78,788
2,739	*	aka Brands Holding Corp	8
23,520,544	*	Alibaba Group Holding Ltd	335,530
3,229,829	*,e	Alibaba Health Information Technology Ltd	2,244
535,948	*,g	Allegro.eu S.A.	2,881
1,256,200		AllHome Corp	109
15,990	e	Alpen Co Ltd	239
17,698,819	*,n	Amazon.com, Inc	1,879,792
128,320		American Eagle Outfitters, Inc	1,435
22,002,253		Americanas S.A.	56,462
5,148	*	America’s Car-Mart, Inc	518
379,531	*,e	AO World plc	320
34,600	e	AOKI Holdings, Inc	178
182,720		AP Eagers Ltd	1,227
4,060,000	*,e	Apollo Future Mobility Group Ltd	177
26,203	*,e,g	Aramis Group SAS	119
23,222		Arata Corp	669
30,576		Arc Land Sakamoto Co Ltd	341
103,673	*	Aritzia, Inc	2,807
117,291		Arko Corp	957
14,041	*	Asbury Automotive Group, Inc	2,378
254,928		ASKUL Corp	3,047
84,770	*	ASOS plc	869
344,687	*	Auction Technology Group plc	3,841
99,477	*,g	Auto1 Group SE	733
83,788		Autobacs Seven Co Ltd	863
29,737	*	AutoCanada, Inc	567
82,515	*	Autonation, Inc	9,222
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,578	*,n	AutoZone, Inc	$44,225
3,215,158		B&M European Value Retail S.A.	14,389
32,887	g	B&S Group Sarl	172
1,324,086	*,e	Baozun, Inc (ADR)	14,486
399,605		Bapcor Ltd	1,679
42,691	*	BARK, Inc	55
56,819		Bath & Body Works, Inc	1,530
32,597	*,e	Bed Bath & Beyond, Inc	162
56,805		Belluna Co Ltd	312
1,112,000		Berjaya Auto BHD	429
224,426		Best Buy Co, Inc	14,630
112,763	*,e	BHG Group AB	359
112,900	e	BIC CAMERA, Inc	975
18,564	e	Big 5 Sporting Goods Corp	208
24,610	e	Big Lots, Inc	516
25,154	*	Bike24 Holding AG.	84
85,063		Bilia AB	1,228
1,202,792	*	boohoo.com plc	810
66,272	*	Boot Barn Holdings, Inc	4,567
60,569	*,e,g	Boozt AB	401
1,715	*,e	Boxed, Inc	3
52,820		Buckle, Inc	1,463
4,816		Build-A-Bear Workshop, Inc	79
384,122	*	Burlington Stores, Inc	52,329
6,552		Caleres, Inc	172
109,829	e	Camping World Holdings, Inc	2,371
88,407		Canadian Tire Corp Ltd	11,154
318,955	*	CarMax, Inc	28,859
386,691	*	CarParts.com, Inc	2,684
25,888	*	Cartrade Tech Ltd	195
82,071	*,e	Carvana Co	1,853
15,989		Cato Corp (Class A)	186
196,670		Ceconomy AG	551
1,807,465		Central Retail Corp PCL	1,792
474,989	*	Chico’s FAS, Inc	2,361
303,813	*	Children’s Place, Inc	11,824
984,000		China Harmony New Energy Auto Holding Ltd	448
127,601	*	China International Travel Service Corp Ltd	4,449
642,629		China Meidong Auto Holdings Ltd	2,042
252,000	e	China Tobacco International HK Co Ltd	410
2,087,400		Chow Tai Fook Jewellery Group Ltd	3,943
6,714	*,e	Citi Trends, Inc	159
234,568	*,e	City Chic Collective Ltd	297
45,324	e	Clas Ohlson AB (B Shares)	470
1,246,600		Com7 PCL (Foreign)	1,061
12,813	*,e	Conn’s, Inc	103
112,865	*	Container Store Group, Inc	703
477,039	*	ContextLogic, Inc	763
583,231	*	Coupang, Inc	7,436
7,906		Cuckoo Homesys Co Ltd	173
75,200	*	Dada Nexus Ltd (ADR)	610
165,146		DCM Holdings Co Ltd	1,265
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
60,223		Delek Automotive Systems Ltd	$658
1,007,536	*,g	Deliveroo plc	1,115
170,617	*,g	Delivery Hero AG.	6,437
33,100	*,e	Demae-Can Co Ltd	106
549,901		Designer Brands, Inc	7,182
27,735	*	Destination XL Group, Inc	94
4,769	e	Dick’s Sporting Goods, Inc	359
26,045		Dieteren S.A.	3,827
784	e	Dillard’s, Inc (Class A)	173
1,247,865		Dixons Carphone plc	1,037
1,123,946		Dogan Sirketler Grubu Holdings	237
995,460		Dohome PCL	485
256,203		Dollar General Corp	62,882
238,185	*	Dollar Tree, Inc	37,121
650,149		Dollarama, Inc	37,437
424,432		Don Quijote Co Ltd	6,767
157,560	*,e	DoorDash, Inc	10,111
24,400		Doshisha Co Ltd	283
158,871	*	Dufry Group	5,155
7,837	*	Duluth Holdings, Inc	75
128,619		Dunelm Group plc	1,284
84,152	e,g	Dustin Group AB	482
1,032,789		eBay, Inc	43,036
93,678		EDION Corp	880
141,162	*	Etsy, Inc	10,334
183,092	g	Europris ASA	859
49,663	*,e	EVgo, Inc	298
52,167	*	Express Parent LLC	102
936,000		Far Eastern Department Stores Co Ltd	630
29,185	*	Farfetch Ltd	209
37,290		Fast Retailing Co Ltd	19,588
86,228	*	Fawaz Abdulaziz Al Hokair & Co	261
30,262		Fielmann AG.	1,512
62,427	*	Five Below, Inc	7,081
35,806	*,e	Fiverr International Ltd	1,231
99,755	*,e	Floor & Decor Holdings, Inc	6,281
17,883		Fnac Darty SA	761
97,763		Foot Locker, Inc	2,469
379,623		Foschini Ltd	2,847
9,350		Fox Wizel Ltd	1,068
6,841		Franchise Group, Inc	240
201,989	*	Frasers Group plc	1,643
371,737	*	Funko, Inc	8,297
276,022	*	Future Enterprises Ltd	23
56,967	*,e	GameStop Corp (Class A)	6,967
467,582		Gap, Inc	3,853
11,053	*	Genesco, Inc	552
46,815		Genuine Parts Co	6,226
27,500		Geo Holdings Corp	250
106,515	*	Global Fashion Group S.A.	163
21,560	*	Go Fashion India Ltd	272
15,205,000	*,e	GOME Electrical Appliances Holdings Ltd	738
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,445		Group 1 Automotive, Inc	$2,283
16,355	*,e	Groupon, Inc	185
52,463	*,e	GrowGeneration Corp	188
109,900		Grupo SBF S.A.	398
6,385		Guess?, Inc	109
61,400	e	Gulliver International Co Ltd	339
511,202		Halfords Group plc	892
89,725		Hankyu Department Stores, Inc	692
657,115		Harvey Norman Holdings Ltd	1,685
12,678		Haverty Furniture Cos, Inc	294
5,008,000	*,e	HengTen Networks Group Ltd	1,840
800,634	e	Hennes & Mauritz AB (B Shares)	9,610
4,166		Hibbett Sports, Inc	182
19,322		Hikari Tsushin, Inc	1,986
1,631,908		Home Depot, Inc	447,583
6,288,467		Home Product Center PCL	2,262
683,000	e	Hong Kong Television Network Ltd	538
11,545		Hornbach Holding AG. & Co KGaA	950
337,482		Hotai Motor Co Ltd	6,885
34,773		Hotel Shilla Co Ltd	1,914
280,800		Hour Glass Ltd	469
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
17,908		Hyundai Department Store Co Ltd	969
7,319		Hyundai Home Shopping Network Corp	286
442,834		Inchcape plc	3,763
1,014,772		Industria De Diseno Textil S.A.	23,061
396,300		Isetan Mitsukoshi Holdings Ltd	3,208
39,800		Izumi Co Ltd	898
289,900		J Front Retailing Co Ltd	2,475
69,548		Jarir Marketing Co	3,019
139,844	e	JB Hi-Fi Ltd	3,719
800,350	*,e,g	JD Health International, Inc	6,336
2,666,578	*	JD Sports Fashion plc	3,757
3,686,668		JD.com, Inc	118,796
16,142		JINS Holdings, Inc	509
11,306	e	JOANN, Inc	88
19,920		Joshin Denki Co Ltd	285
54,874		Joyful Honda Co Ltd	641
124,763		JUMBO S.A.	1,816
295,414	*,g	Just Eat Takeaway.com NV	4,642
16,493	*,e	K Car Co Ltd	260
36,842	e	Kamux Corp	301
37,487		Keiyo Co Ltd	251
297,925		Kering	154,393
290,843		Kingfisher plc	869
13,000	*	Kintetsu Department Store Co Ltd	233
114,767	*,e	Kogan.com Ltd	221
70,496		Kohl’s Corp	2,516
72,505		Kohnan Shoji Co Ltd	1,958
124,352		Komeri Co Ltd	2,418
28,068	*	Koreacenter Co Ltd	107
285,328		K’s Holdings Corp	2,786
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,155	*,e	Lands’ End, Inc	$140
152,659	*,e	Leslie’s, Inc	2,317
465,500	*	Lifestyle International Holdings Ltd	189
25,986	*	Liquidity Services, Inc	349
25,852		Lithia Motors, Inc (Class A)	7,104
87,629		LKQ Corp	4,302
202,800		Lojas Quero Quero S	221
1,061,680		Lojas Renner S.A.	4,589
13,687		LOTTE Himart Co Ltd	177
13,357		Lotte Shopping Co Ltd	1,074
69,109		Lovisa Holdings Ltd	660
1,373,546		Lowe’s Companies, Inc	239,917
473,561		Luk Fook Holdings International Ltd	1,222
767	*	Lulu’s Fashion Lounge Holdings, Inc	8
25,792	*	Lumber Liquidators, Inc	242
25,330		Macy’s, Inc	464
6,602,925		Magazine Luiza S.A.	2,952
36,517	e,g	Maisons du Monde S.A.	365
517,200	*,e,g	Maoyan Entertainment	529
26,863	*	MarineMax, Inc	970
44,248,300		Matahari Department Store Tbk PT	14,817
46,066		Matas A.S.	481
4,691,135	*,g	Meituan Dianping (Class B)	117,064
53,422		Mekonomen AB	578
1,923	*	MercadoLibre, Inc	1,225
343,300	*,e	Mercari, Inc	5,007
9,680,400	*	Mitra Adiperkasa Tbk PT	638
50,565		Mobilezone Holding AG.	884
70,800		momo.com, Inc	1,523
60,422		Monro Muffler, Inc	2,591
253,771	*	Moonpig Group plc	697
170,621		Motus Holdings Ltd	1,122
2,253,300	g	MR DIY Group M Bhd	1,059
285,588		Mr Price Group Ltd	3,132
244,500	*,e,g	Mulsanne Group Holding Ltd	122
20,292		Murphy USA, Inc	4,725
36,569	*	Musti Group Oyj	656
14,900		Nafco Co Ltd	173
335,080		Naspers Ltd (N Shares)	48,951
141,600	*	National Vision Holdings, Inc	3,894
28,671		Next plc	2,048
52,520		Nextage Co Ltd	908
80,031	e	Nick Scali Ltd	456
43,135	e	Nishimatsuya Chain Co Ltd	454
76,917		Nitori Co Ltd	7,320
35,962		Nojima Corp	746
17,937		Nordstrom, Inc	379
118,382	*	ODP Corp	3,580
30,400	*,e	Oisix ra daichi, Inc	372
203,229	*	Ollie’s Bargain Outlet Holdings, Inc	11,940
8,900	*	OneWater Marine, Inc	294
63,174	*	O’Reilly Automotive, Inc	39,911
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,596	*,e	Overstock.com, Inc	$865
59,677	*,†,e	Ozon Holdings plc (ADR)	1
357,000		Padini Holdings BHD	259
21,628		Pal Co Ltd	287
357,615		Paltac Corp	11,112
113,000		PChome Online Inc	262
28,411		Penske Auto Group, Inc	2,974
1,727,885	g	Pepkor Holdings Ltd	2,031
388,300		Pet Center Comercio e Participacoes S.A.	737
33,688	e	Pet Valu Holdings Ltd	809
277,008	*,e	Petco Health & Wellness Co, Inc	4,083
5,984	e	PetMed Express, Inc	119
589,630		Pets at Home Group plc	2,219
1,814,174	*	Pinduoduo, Inc (ADR)	112,116
390,359	*,e,g	Ping An Healthcare and Technology Co Ltd	1,161
38,750		Pool Corp	13,610
667,200	e,g	Pop Mart International Group Ltd	3,237
69,319	*,e	Porch Group, Inc	177
37,213	*	Poshmark, Inc	376
2,915,000		Pou Sheng International Holdings Ltd	330
65,000		Poya Co Ltd	692
137,988		Premier Investments Ltd	1,838
992,477		Prosus NV	64,266
1,050,200		PTG Energy PCL (Foreign)	402
3,188,900		PTT Oil & Retail Business PCL	2,777
53,717	*,e	Puuilo Oyj	269
69,693	*	Quotient Technology, Inc	207
282,424		Qurate Retail Group, Inc QVC Group	811
375,165	*	Rakuten, Inc	1,696
163,428	*,e	RealReal, Inc	407
7,412	*,e	Rent the Runway, Inc	23
125,834		Rent-A-Center, Inc	2,447
13,272		Retailors Ltd	243
25,747	*	Revolve Group, Inc	667
16,001	*	RH	3,396
281,107		Ross Stores, Inc	19,742
8,344	*	RumbleON, Inc	123
50,053	e	Rvrc Holding AB	203
404,000		Ryohin Keikaku Co Ltd	3,958
1,497,831	*	SA SA International Holdings Ltd	275
485,700		Sabuy Technology PCL	264
3,107,737		SACI Falabella	7,281
22,396	*	Sally Beauty Holdings, Inc	267
60,800		Sanrio Co Ltd	1,381
33,605		Saudi Automotive Services Co	311
20,302		Saudi Co For Hardware CJSC	192
91,881		Seria Co Ltd	1,634
191,904		Shanghai Yuyuan Tourist Mart Group Co Ltd	271
36,100		Shimamura Co Ltd	3,172
8,866		Shinsegae Co Ltd	1,493
15,710		Shinsegae International Co Ltd	366
14,908		Shoe Carnival, Inc	322
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,018	*	Shopper’s Stop Ltd	$273
39,772		Shutterstock, Inc	2,279
39,644	e	Signet Jewelers Ltd	2,119
368,300		Singer Thailand PCL	462
43,506	g	Sleep Country Canada Holdings, Inc	812
12,058	*	Sleep Number Corp	373
45,685	*,g	SMCP S.A.	240
17,686		Sonic Automotive, Inc (Class A)	648
339,274	*	Sportsman’s Warehouse Holdings, Inc	3,254
4,949,044	*,e	Steinhoff International Holdings NV	773
45,260	*	Stitch Fix Inc	224
580,227		Super Group Ltd	1,055
179,843		Super Retail Group Ltd	1,056
51,535		Synsam AB	301
3,770		Tadiran Holdings Ltd	505
166,551	e	Takashimaya Co Ltd	1,630
38,794		Takkt AG.	611
894,163		Target Corp	126,283
20,369		Telepark Corp	243
100,146	*	Temple & Webster Group Ltd	230
4,130,995	*	THG Holdings Ltd	4,148
42,140	*	ThredUp, Inc	105
22,908		Tilly’s, Inc	161
3,124,382		TJX Companies, Inc	174,497
53,618		Tokmanni Group Corp	633
2,044,489	g	Topsports International Holdings Ltd	1,862
8,865	*,e	Torrid Holdings, Inc	38
111,634		Tractor Supply Co	21,640
10,477	*	TravelCenters of America, Inc	361
194,019		Trent Ltd	2,648
435,082		Truworths International Ltd	1,355
79,450	*	Ulta Beauty, Inc	30,626
45,244	*	Uni-Select, Inc	1,005
198,099		United Arrows Ltd	3,063
33,282		United Electronics Co	1,006
54,499	*	Urban Outfitters, Inc	1,017
296,373		USS Co Ltd	5,137
4,600		Valora Holding AG.	797
1,563,900	*	Via S	574
1,225,772		Vibra Energia S.A.	3,914
5,370	*	Victorian Plumbing PLC	4
25,328	*	Victoria’s Secret & Co	708
6,468,799	*	Vipshop Holdings Ltd (ADR)	63,976
16,069		Vivid Seats, Inc	120
508,543	g	Vivo Energy plc	904
9,315	*	V-Mart Retail Ltd	294
99,241	*,e	Volta, Inc	129
71,988		VT Holdings Co Ltd	256
15,272	*	Warby Parker, Inc	172
137,428		Warehouse Group Ltd	290
73,368	*,e	Wayfair, Inc	3,196
1,328,706		Wesfarmers Ltd	38,431
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,746		Weyco Group, Inc	$116
152,107	*	WH Smith plc	2,615
586,183		Wickes Group plc	1,177
1,737,600		Wilcon Depot, Inc	752
114,489		Williams-Sonoma, Inc	12,703
2,472		Winmark Corp	483
1,127,143		Woolworths Holdings Ltd	3,759
184,800	e	Workman Co Ltd	7,261
289,183	*	Wuchan Zhongda Group Co Ltd	222
476,000		Xinhua Winshare Publishing and Media Co Ltd	340
5,563	*,e	Xometry, Inc	189
1,169,300	*	Yamada Denki Co Ltd	4,205
41,633		Yellow Hat Ltd	528
406,286	*,g	Zalando SE	10,703
670,072		Zhongsheng Group Holdings Ltd	4,734
1,752,543	*	Zomato Ltd	1,202
136,930		ZOZO Inc	2,477
13,757	*,e	Zumiez, Inc	358
		TOTAL RETAILING	5,167,247

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
35,903	*	ACM Research, Inc	604
285,000		A-DATA Technology Co Ltd	579
3,922,289	*	Advanced Micro Devices, Inc	299,937
44,821	*	Advanced Micro-Fabrication Equipment, Inc China	784
165,000		Advanced Wireless Semiconductor Co	475
172,800		Advantest Corp	9,293
322,100	e	AEM Holdings Ltd	961
194,876		Aixtron AG.	4,978
114,000		Alchip Technologies Ltd	2,675
81,636	*	Allegro MicroSystems, Inc	1,689
97,763	*	Alpha & Omega Semiconductor Ltd	3,259
321,007	*,e	Alphawave IP Group plc	525
74,000		Amazing Microelectronic Corp	284
117,283	*	Ambarella, Inc	7,677
507,434		Amkor Technology, Inc	8,601
23,733	*	Amlogic Shanghai Co Ltd	359
319,907	*	ams AG.	2,894
617,448		Analog Devices, Inc	90,203
43,000		Andes Technology Corp	365
95,000		AP Memory Technology Corp	668
2,793,824		Applied Materials, Inc	254,182
505,000		Ardentec Corp	613
2,378,925		ASE Technology Holding Co Ltd	6,127
56,022		ASM International NV	13,939
1,787,800		ASM Pacific Technology	15,216
29,231		ASMedia Technology, Inc	1,101
23,589		ASML Holding NV	11,226
842,668		ASML Holding NV	398,108
57,200		ASPEED Technology, Inc	3,672
3,757	*,e	Atomera, Inc	35
27,742	*	Axcelis Technologies, Inc	1,521
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,603	*	AXT, Inc	$215
118,952		BE Semiconductor Industries NV	5,684
346,000		BOE Varitronix Ltd	698
57,208	*	Borosil Renewables Ltd	440
1,145,305		Broadcom, Inc	556,401
34,126	*	Camtek Ltd	831
3,721	*	Ceva, Inc	125
369,000		Chang Wah Technology Co Ltd	938
11,538	*,†	China Energy Savings Technology, Inc	0	^
75,769		China Resources Microelectronics Ltd	671
742,000		Chipbond Technology Corp	1,485
646,000		ChipMOS Technologies, Inc	805
51,237	*	Cirrus Logic, Inc	3,717
5,233		CMC Materials, Inc	913
56,493	*	Cohu, Inc	1,568
4,028	*,e	Credo Technology Group Holding Ltd	47
1,098	*	CyberOptics Corp	38
557,500		D&O Green Technologies Bhd	489
67,000	*	Daqo New Energy Corp (ADR)	4,782
24,107	*	Diodes, Inc	1,557
30,480		Disco Corp	7,253
43,789		Dongbu HiTek Co Ltd	1,696
11,556	*	Duk San Neolux Co Ltd	268
312,000		Elan Microelectronics Corp	1,466
282,000		Elite Semiconductor Memory Technology, Inc	844
15,133		Elmos Semiconductor AG.	581
72,000		eMemory Technology, Inc	2,526
870,000		ENNOSTAR, Inc	1,487
142,083	*	Enphase Energy, Inc	27,740
132,478		Entegris, Inc	12,205
9,636		Eo Technics Co Ltd	601
291,595	*	Episil Holdings, Inc	1,107
127,860		Episil-Precision, Inc	361
279,000	*	Etron Technology, Inc	523
19,719		Eugene Technology Co Ltd	448
527,000		Everlight Electronics Co Ltd	732
661,000		Faraday Technology Corp	4,255
49,933		Ferrotec	956
15,306		Fine Semitech Corp	173
93,842	*	First Solar, Inc	6,393
141,000	*	Fitipower Integrated Technology, Inc	641
508,000	*,e	Flat Glass Group Co Ltd	1,788
97,500	*	Flat Glass Group Co Ltd	556
77,251	*	Formfactor, Inc	2,992
228,000		Formosa Advanced Technologies Co Ltd	304
93,200		Formosa Sumco Technology Corp	556
78,000		Foxsemicon Integrated Technology, Inc	469
14,263,000	*,e	GCL Poly Energy Holdings Ltd	6,915
337,706	*	GCL System Integration Technology Co Ltd	188
38,019	*	GemVax & Kael Co Ltd	385
93,000		Genesys Logic, Inc	468
46,306		Gigadevice Semiconductor Beijing, Inc	989
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,000		Global Mixed Mode Technology, Inc	$384
257,000		Global Unichip Corp	4,168
48,462	*	GLOBALFOUNDRIES, Inc	1,955
255,988		Globalwafers Co Ltd	3,911
411,800	*	Greatech Technology Bhd	344
389,000		Greatek Electronics, Inc	818
63,000		Gudeng Precision Industrial Co Ltd	457
12,660		HAESUNG DS Co Ltd	607
52,662		Hana Materials, Inc	1,951
41,134		Hana Micron, Inc	413
80,300		Hangzhou First Applied Material Co Ltd	789
42,800		Hangzhou Lion Electronics Co Ltd	433
91,944	*	Hangzhou Silan Microelectronics Co Ltd	717
44,168		Hanmi Semiconductor Co Ltd	430
216,000		Holtek Semiconductor, Inc	624
441,531	*,g	Hua Hong Semiconductor Ltd	1,603
890,445		Hynix Semiconductor, Inc	62,878
23,322	*	Ichor Holdings Ltd	606
46,863	*	Impinj, Inc	2,749
3,142,500		Inari Amertron BHD	1,889
18,129	*	indie Semiconductor, Inc	103
1,969,818		Infineon Technologies AG.	47,917
34,056		Ingenic Semiconductor Co Ltd	543
15,682		Innox Advanced Materials Co Ltd	402
2,688,568		Intel Corp	100,579
154,000		ITE Technology, Inc	413
7,977		ITM Semiconductor Co Ltd	191
152,184		JA Solar Technology Co Ltd	1,798
79,513		Japan Material Co Ltd	1,138
81,000		Jentech Precision Industrial Co Ltd	913
47,200	*,e	JinkoSolar Holding Co Ltd (ADR)	3,265
44,918		Jusung Engineering Co Ltd	589
2,279,000		King Yuan Electronics Co Ltd	3,071
349,000		Kinsus Interconnect Technology Corp	1,681
303,443	e	KLA Corp	96,823
92,127		Koh Young Technology, Inc	1,006
7,175		KoMiCo Ltd	261
41,854		Kulicke & Soffa Industries, Inc	1,792
435,333		Lam Research Corp	185,517
91,000		Land Mark Optoelectronics Corp	356
80,648		Lasertec Corp	9,605
366,870	*	Lattice Semiconductor Corp	17,793
31,368		LB Semicon, Inc	203
12,282		LEENO Industrial Inc	1,232
504,468		LONGi Green Energy Technology Co Ltd	5,046
254,083	*	MACOM Technology Solutions Holdings, Inc	11,713
2,217,000		Macronix International	2,650
164,400		Malaysian Pacific Industries BHD	1,049
86,000		Marketech International Corp	322
2,025,524		Marvell Technology, Inc	88,171
26,531	*,e	Maxeon Solar Technologies Ltd	353
116,781	*	MaxLinear, Inc	3,968
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,357,065		MediaTek, Inc	$73,692
16,489	*	Megachips Corp	385
32,760		Melexis NV	2,356
2,890,645	*,e	Meyer Burger Technology AG.	1,228
414,900		Mi Technovation Bhd	146
325,583		Microchip Technology, Inc	18,910
1,504,040		Micron Technology, Inc	83,143
33,000		Micronics Japan Co Ltd	303
56,691		Mimasu Semiconductor Industry Co Ltd	883
23,006		Mitsui High-Tec, Inc	1,434
29,444		MKS Instruments, Inc	3,022
204,992		Monolithic Power Systems, Inc	78,725
73,603	*	Montage Technology Co Ltd	667
9,668	*	Nanometrics, Inc	674
947,075		Nanya Technology Corp	1,576
142,810	*	National Silicon Industry Group Co Ltd	492
36,014		NAURA Technology Group Co Ltd	1,497
11,297	*	NeoPhotonics Corp Ltd	178
18,308	*	NEPES Corp	276
5,995		NEXTIN, Inc	257
191,138	*	Nordic Semiconductor ASA	3,018
33,986	*	Nova Measuring Instruments Ltd	2,978
407,758		Novatek Microelectronics Corp Ltd	4,149
218,000		Nuvoton Technology Corp	999
3,919,959	n	NVIDIA Corp	594,227
229,481		NXP Semiconductors NV	33,970
301,302	*	ON Semiconductor Corp	15,159
377,000	*	Opto Technology Corp	542
35,552		Optorun Co Ltd	472
223,000		Orise Technology Co Ltd	677
373,000		Pan Jit International, Inc	792
113,000		Parade Technologies Ltd	4,399
5,631	*	PDF Solutions, Inc	121
188,000		Phison Electronics Corp	1,724
530,481	*	Photronics, Inc	10,334
149,000		Pixart Imaging, Inc	487
10,162		Power Integrations, Inc	762
2,992,000		Powerchip Semiconductor Manufacturing Corp	4,052
849,000		Powertech Technology, Inc	2,509
11,488		PSK, Inc	331
50,485	*	PVA TePla AG.	972
57,236	*	Qorvo, Inc	5,399
819,000		QUALCOMM, Inc	104,619
524,000		Radiant Opto-Electronics Corp	1,530
31,301	*	Rambus, Inc	673
65,000	*	Raydium Semiconductor Corp	761
63,000	*	RDC Semiconductor Co Ltd	702
384,261		Realtek Semiconductor Corp	4,700
320,397	*,e	REC Silicon ASA	503
2,006,915	*	Renesas Electronics Corp	18,161
18,556		RFHIC Corp	308
91,000		RichWave Technology Corp	485
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,091	*,e	Rigetti Computing, Inc	$96
15,666	*,e	Rockley Photonics Holdings Ltd	34
82,741		Rohm Co Ltd	5,800
12,507		Rorze Corp	785
8,900		RS Technologies Co Ltd	416
16,611		S&S Tech Corp	254
27,113		Sanken Electric Co Ltd	944
44,569	e	SCREEN Holdings Co Ltd	3,024
156,000		SDI Corp	687
185,104	*	Semtech Corp	10,175
41,237		Seoul Semiconductor Co Ltd	335
22,434		SG Micro Corp	612
21,721		Shenzhen SC New Energy Technology Corp	291
78,800		Shinko Electric Industries	2,035
473,000		Sigurd Microelectronics Corp	828
176,578		Silergy Corp	14,278
94,015	*	Silicon Laboratories, Inc	13,183
13,814		Silicon Works Co Ltd	1,025
17,039		Siltronic AG.	1,275
25,512		SIMMTECH Co Ltd	731
580,000		Sino-American Silicon Products, Inc	2,765
10,646	*	SiTime Corp	1,736
138,000		Sitronix Technology Corp	932
112,198	*	SK Square Co Ltd	3,390
2,425	*,e	SkyWater Technology, Inc	15
84,327		Skyworks Solutions, Inc	7,812
11,553	e	SMA Solar Technology AG.	471
151,273	*	SMART Global Holdings, Inc	2,476
30,625	*	SOITEC	4,399
769	*	SolarEdge Technologies, Inc	210
156,000		Sonix Technology Co Ltd	352
11,500		StarPower Semiconductor Ltd	665
1,014,191	e	STMicroelectronics NV	32,074
78,789	*	STS Semiconductor & Telecommunications	307
224,283		Sumco Corp	2,917
523,000		Sunplus Technology Co Ltd	544
99,520	*,e	SunPower Corp	1,573
33,668	*	Synaptics, Inc	3,975
231,000		Taiwan Mask Corp	568
254,000		Taiwan Semiconductor Co Ltd	613
45,692,458		Taiwan Semiconductor Manufacturing Co Ltd	732,283
825,704		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	67,501
300,000		Taiwan Surface Mounting Technology Co Ltd	915
143,361	*	Technoprobe S.p.A	1,012
98,521		Teradyne, Inc	8,823
41,877		TES Co Ltd	640
16,005		Tesna Co Ltd	376
796,749		Texas Instruments, Inc	122,420
226,525		Tianjin Zhonghuan Semiconductor Co Ltd	1,996
230,061		Tianshui Huatian Technology Co Ltd	323
22,180		Tokai Carbon Korea Co Ltd	1,931
140,505		Tokyo Electron Ltd	45,860
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,300		Tokyo Seimitsu Co Ltd	$2,185
124,948		TongFu Microelectronics Co Ltd	288
368,000		Topco Scientific Co Ltd	1,712
51,447	*	Tower Semiconductor Ltd	2,376
114,230	*	Tower Semiconductor Ltd (Tel Aviv)	5,328
3,289	*,e	Transphorm, Inc	13
28,100		Tri Chemical Laboratories, Inc	454
145,237		Trina Solar Co Ltd	1,422
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
4,441		TSE Co Ltd	209
481,000	*	TSEC Corp	526
7,614		U-Blox AG.	773
269,303	*	Ultra Clean Holdings	8,017
54,944		Ulvac, Inc	1,871
39,406	*	Unigroup Guoxin Microelectronics Co Ltd	1,119
548,300		Unisem M BHD	287
8,448,071		United Microelectronics Corp	11,292
3,071,344	*	United Renewable Energy Co Ltd/Taiwan	2,334
18,538	*	UniTest, Inc	252
26,421		Universal Display Corp	2,672
49,000	*	UPI Semiconductor Corp	744
648,744		Vanguard International Semiconductor Corp	1,688
113,000	*	Veeco Instruments, Inc	2,192
222,000		Via Technologies, Inc	357
165,000		Visual Photonics Epitaxy Co Ltd	400
545,200		ViTrox Corp BHD	893
618,000		Wafer Works Corp	1,005
56,211	*	Will Semiconductor Ltd	1,459
233,000		Win Semiconductors Corp	1,513
2,054,389		Winbond Electronics Corp	1,503
595,295	*,n	Wolfspeed Inc	37,771
35,128		WONIK IPS Co Ltd	811
17,501		Wonik QnC Corp	374
62,425	*,g	X-Fab Silicon Foundries SE	409
3,466	*,g	X-Fab Silicon Foundries SE	23
192,000		XinTec, Inc	836
3,489,214		Xinyi Solar Holdings Ltd	5,407
33,000		Yangzhou Yangjie Electronic Technology Co Ltd	353
85,806		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	870
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,790,790

SOFTWARE & SERVICES - 10.6%
120,000	*	21Vianet Group, Inc (ADR)	725
291,287		360 Security Technology, Inc	372
89,694	*	8x8, Inc	462
40,000	*	91APP, Inc	183
141,516		A10 Networks, Inc	2,035
56,668	e	Absolute Software Corp	489
1,337,626		Accenture plc	371,392
398,439	*	ACI Worldwide, Inc	10,316
3,640		Adesso SE	560
393,353	*	Adobe, Inc	143,991
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,806	*,g	Adyen NV	$71,877
16,514	*,e	Affirm Holdings, Inc	298
3,019	*	Agilysys, Inc	143
78,000	*	Agora, Inc (ADR)	512
6,818		Ahnlab, Inc	452
112,775	*	Akamai Technologies, Inc	10,300
17,264		Al Moammar Information Systems Co	374
7,936	*	Alarm.com Holdings, Inc	491
33,771	*,e	Alkami Technology, Inc	469
8,100		Alpha Systems, Inc	256
20,700	*	Altair Engineering, Inc	1,087
34,230		Alten	3,750
58,859	*	Alteryx, Inc	2,850
141,198		Altium Ltd	2,632
641,422	*	Amadeus IT Holding S.A.	35,916
177,685		Amdocs Ltd	14,803
18,808		American Software, Inc (Class A)	304
10,165	*	Amplitude, Inc	145
12,618	*	Ansys, Inc	3,019
126,227		Appen Ltd	490
3,380	*	Appfolio, Inc	306
7,119	*,e	Appian Corp	337
63,800	*	Appier Group, Inc	407
41,807	*,e	AppLovin Corp	1,440
560,058	*	Argo Blockchain plc	225
19,000		Argo Graphics, Inc	450
2,602	*	Arteris, Inc	18
161,983	*,e	Asana, Inc	2,848
258,800	g	AsiaInfo Technologies Ltd	448
27,547	*	Aspen Technology, Inc	5,060
107,467		Asseco Poland S.A.	1,814
101,558		Atea ASA	1,059
183,132	*	Atlassian Corp plc	34,319
115,261		Atos Origin S.A.	1,563
4,440		Atoss Software AG.	565
8,244		Aubay	419
70,665	*	Autodesk, Inc	12,152
636,507		Automatic Data Processing, Inc	133,692
110,727	*	Avalara, Inc	7,817
785,160	g	Avast plc	4,941
69,907	*	Avaya Holdings Corp	157
23,348	*,e	AvePoint, Inc	101
125,369		Aveva Group plc	3,442
591,436	*	AvidXchange Holdings, Inc	3,631
1,601,400	*,e	BASE, Inc	3,870
13,460	*	BasWare Oyj	563
384,343		Bechtle AG.	15,787
31,313		Beijing Kingsoft Office Software, Inc	924
74,956		Beijing Shiji Information Technology Co Ltd	178
116,118		Beijing Sinnet Technology Co Ltd	181
38,400		Bell System24 Holdings, Inc	393
13,962	*	Benefitfocus, Inc	109
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,580		Bentley Systems, Inc	$4,681
10,047	*	BigCommerce Holdings, Inc	163
83,352	*	Bill.Com Holdings, Inc	9,164
192,578		Birlasoft Ltd	866
210,862	*	Black Knight, Inc	13,788
10,007	*	Blackbaud, Inc	581
646,508	*,e	Blackberry Ltd (New)	3,486
57,939	*	Blackline, Inc	3,859
149,271	*	Blend Labs, Inc	352
38,116	*	Block, Inc	2,377
423,853	*	Block, Inc	26,050
327,834	*	Box, Inc	8,242
1,696,459	*,e	BrainChip Holdings Ltd	939
42,571		Bread Financial Holdings, Inc	1,578
173,070	*	Brightcove, Inc	1,094
113,166		Broadridge Financial Solutions, Inc	16,132
88,727	*	BTRS Holdings, Inc	442
72,081	*	Bumble, Inc	2,029
359,968		Bytes Technology Group plc	1,832
48,739	*,e	C3.ai, Inc	890
159,278	*	Cadence Design Systems, Inc	23,896
16,208	*	Cafe24 Corp	155
95,453		Cancom SE	3,225
25,640	*	Cantaloupe, Inc	144
686,441		Cap Gemini S.A.	118,384
2,035,176	*	Capita Group plc	632
84,445	*	carsales.com Ltd	1,073
9,919		Cass Information Systems, Inc	335
12,283		cBrain A.S.	294
23,263	*	CCC Intelligent Solutions Holdings, Inc	214
115,938		CDK Global, Inc	6,350
12,165		CE Info Systems Ltd	218
47,414	*,e	Cellebrite DI Ltd	242
6,991	*,e	Cerberus Cyber Sentinel Corp	25
32,761	*,e	Cerence Inc	827
124,049	*	Ceridian HCM Holding, Inc	5,840
260,575	*	CGI, Inc	20,758
41,900	e	Change, Inc	666
24,347	*	ChannelAdvisor Corp	355
400,000	*,e	Chatwork Co Ltd	979
133,193	*	Check Point Software Technologies	16,220
17,960,000	*,e	China Youzan Ltd	549
3,230,000		Chinasoft International Ltd	3,315
148,500	*,e	Chindata Group Holdings Ltd (ADR)	1,152
1,457,000		Cielo S.A.	1,044
177,230	*	Cint Group AB	993
30,079	*	Cipher Mining, Inc	41
116,807		Citrix Systems, Inc	11,350
29,790	*,e	Cleanspark, Inc	117
40,398	*,e	Clear Secure, Inc	808
267,981	*	Cloudflare, Inc	11,724
14,146	*,e	CM.com NV	199
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,206		Coforge Ltd	$1,449
370,143		Cognizant Technology Solutions Corp (Class A)	24,981
78,481	*	Cognyte Software Ltd	334
253,489	*	Commvault Systems, Inc	15,944
117,771		Computacenter plc	3,373
48,149		Computer Age Management Services Ltd	1,382
479,885		Computershare Ltd	8,184
27,488		Comture Corp	538
32,178		Concentrix Corp	4,365
809,215	*	Conduent, Inc	3,496
23,103	*,e	Confluent, Inc	537
8,329	*,e	Consensus Cloud Solutions, Inc	364
23,990		Constellation Software, Inc	35,614
235,481	*	Converge Technology Solutions Corp	938
164,126	*	Core Scientific, Inc	245
5,191	*	Couchbase, Inc	85
70,613	*	Coupa Software, Inc	4,032
138,775	*,g	Crayon Group Holding ASA	1,779
311,630	*	Crowdstrike Holdings, Inc	52,528
4,422	*,e	CS Disco, Inc	80
5,575		CSG Systems International, Inc	333
67,627	*,e	Cvent Holding Corp	312
108,668	*	CyberArk Software Ltd	13,905
32,200	e	Cybozu, Inc	224
92,694		Cyient Ltd	892
7,757	*,e	Cyxtera Technologies, Inc	88
2,716,300		Dagang NeXchange Bhd	488
63,118	*	Danal Co Ltd	343
2,164,938	*	Darktrace plc	7,770
800,387		Dassault Systemes SE	29,647
179,012		Data#3 Ltd	576
249,789	*	Datadog, Inc	23,790
4,713		Datagroup SE	340
352,126	*	Descartes Systems Group, Inc	21,882
88,577		DHC Software Co Ltd	84
2,431	*,e	Digimarc Corp	34
58,300		Digital Arts, Inc	2,531
1,817,000		Digital China Holdings Ltd	904
40,213		Digital Garage, Inc	1,090
3,122,600	*	Digital Mediatama Maxima Tbk PT	314
191,367	*	Digital Turbine, Inc	3,343
4,119	*	Digital Value S.p.A	251
122,539	*,e	DigitalOcean Holdings, Inc	5,068
151,300		Ditto Thailand PCL	234
20,734	*	Docebo, Inc	595
236,338	*	DocuSign, Inc	13,561
32,228		Dolby Laboratories, Inc (Class A)	2,306
193,663	*	Domo, Inc	5,384
9,214	*	DoubleVerify Holdings, Inc	209
449,006	*	Dropbox, Inc	9,425
42,600		DTS Corp	949
102,263	*	Duck Creek Technologies, Inc	1,519
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,840		DuzonBIzon Co Ltd	$673
224,320	*	DXC Technology Co	6,799
361,697	e	Dye & Durham Ltd	6,112
382,551	*	Dynatrace, Inc	15,088
168,305	*,e	E2open Parent Holdings, Inc	1,309
18,726		Ebix, Inc	316
16,814		eClerx Services Ltd	411
114,323	e	Econocom Group S.A.	400
260,997		Edenred	12,364
514,273		E-Finance for Digital & Financial Investments	369
12,066	*	eGain Corp	118
141,266	*	Elastic NV	9,559
25,138		Elm Co	1,706
381,916	*,e	EML Payments Ltd	325
4,596	*	Enfusion, Inc	47
148,452	*	EngageSmart, Inc	2,387
50,929		Enghouse Systems Ltd	1,125
16,891	*	Envestnet, Inc	891
177,549	*	EPAM Systems, Inc	52,338
6,380		Esker S.A.	853
48,052	*	Euronet Worldwide, Inc	4,834
7,465	*	Everbridge, Inc	208
17,369	*	EverCommerce, Inc	157
99,203		EVERTEC, Inc	3,659
7,252	*	Evo Payments, Inc	171
200,000	*	Exasol AG.	787
77,806	*	ExlService Holdings, Inc	11,463
25,145	*	Fair Isaac Corp	10,081
93,465	*,e	Fastly, Inc	1,085
2,188,327	*	Fawry for Banking & Payment Technology Services SAE	413
1,539,291		Fidelity National Information Services, Inc	141,107
108,403	*,†,g	Finablr plc	1
205,604	*	FireEye, Inc	4,486
27,009	*	First Derivatives plc	645
371,924		Firstsource Solutions Ltd	487
1,214,759	*	Fiserv, Inc	108,077
236,935	*	Five9, Inc	21,594
80,475	*	FleetCor Technologies, Inc	16,909
222,471	*	Flywire Corp	3,922
4,352	*,e	ForgeRock, Inc	93
14,019		Formula Systems 1985 Ltd	1,272
529,622	*	Fortinet, Inc	29,966
844,005		Fortnox AB	3,899
89,300	*,e	Freee KK	2,193
120,433		F-Secure Oyj	631
28,884		FUJI SOFT, Inc	1,659
182,069		Fujitsu Ltd	22,782
11,827		Fukui Computer Holdings, Inc	298
52,500	e	Future Architect, Inc	542
157,363	*	Gartner, Inc	38,055
532,844		GB Group plc	2,598
1,693,324	*	GDS Holdings Ltd	7,121
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
405,595	*	GDS Holdings Ltd (ADR)	$13,543
294,304		Genpact Ltd	12,467
19,404		GFT Technologies AG.	772
113,059	g	Global Dominion Access S.A.	492
311,684		Global Payments, Inc	34,485
60,074	*	Globant S.A.	10,453
1,800	e	GMO Financial Gate, Inc	165
5,000		GMO GlobalSign Holdings KK	182
79,870	*	GMO internet, Inc	1,382
129,977		GMO Payment Gateway, Inc	9,258
147,353	*	GoDaddy, Inc	10,250
1,880	*,e	Greenidge Generation Holdings, Inc	5
539,000	*	Grid Dynamics Holdings, Inc	9,066
35,081	*	GTY Technology Holdings Inc	220
7,700	*	Guidewire Software, Inc	547
44,149		Hackett Group, Inc	837
195,148		Hansen Technologies Ltd	701
71,662		Happiest Minds Technologies Ltd	757
779,237		HCL Technologies Ltd	9,648
17,411		Hilan Ltd	921
7,930	*	HubSpot, Inc	2,384
59,502		Hundsun Technologies, Inc	388
187,541	*,e	Hut 8 Mining Corp	254
8,525		Hyundai Autoever Corp	742
29,952	*	I3 Verticals, Inc	749
18,531	*	IBEX Ltd	313
316,307		Ideagen plc	1,344
102,883		Iflytek Co Ltd	635
368,851	*,e	Indra Sistemas S.A.	3,532
962,104		Infibeam Incorporation Ltd	173
28,653		Infocom Corp	432
3,463,100		Infomart Corp	9,671
31,567	*,e	Informatica, Inc	656
52,624		Information Services Group, Inc	356
30,048		Information Services International-Dentsu Ltd	896
4,178,593		Infosys Technologies Ltd	77,665
97,863	*	Instructure Holdings, Inc	2,221
91,977	*,e	Intapp, Inc	1,347
94,730	*	Intellect Design Arena Ltd	763
18,027		InterDigital, Inc	1,096
1,025,065		International Business Machines Corp	144,729
149,099	*,e	International Money Express Inc	3,052
612,010		Intuit, Inc	235,893
205,700		Iress Market Technology Ltd	1,634
9,986	*,e	IronNet, Inc	22
55,100		Itochu Techno-Science Corp	1,355
97,757		Jack Henry & Associates, Inc	17,598
387,492	*,e	Jamf Holding Corp	9,598
51,057		Justsystems Corp	1,453
315,028		Kainos Group plc	4,277
83,679	*	Kaleyra, Inc	171
15,686		Kanematsu Electronics Ltd	467
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
319,300	*,e	Kaonavi, Inc	$4,715
180,282	*	Kape Technologies plc	724
466,106		Keywords Studios plc	12,452
20,342		Kginicis Co Ltd	200
235,192	*	Kinaxis, Inc	25,390
1,885,495	*	Kingdee International Software Group Co Ltd	4,442
125,700	*,e	Kingsoft Cloud Holdings Ltd (ADR)	559
29,691		KNOW IT AB	831
107,152	*	KnowBe4, Inc	1,674
198,812		KPIT Engineering Ltd	1,313
192,693	*	Kyndryl Holdings, Inc	1,885
57,320	g	Larsen & Toubro Infotech Ltd	2,900
57,692	*	Latch, Inc	66
4,238,158		Learning Technologies Group plc	5,789
1,066,558	*	Lightspeed Commerce, Inc	23,780
12,220	e	Lime Technologies AB	269
36,129	*,e	Limelight Networks, Inc	83
584,789		Link Administration Holdings Ltd	1,531
225,789	*,e	LINK Mobility Group Holding ASA	262
27,530		LiveChat Software S.A.	603
51,961	*	Liveperson, Inc	735
55,365	*	LiveRamp Holdings, Inc	1,429
3,251	*,e	LiveVox Holdings, Inc	5
499,600	*,g	Locaweb Servicos de Internet S.A.	536
4,546		Lotte Data Communication Co	93
534,400	*	M Cash Integrasi PT	463
42,795		Magic Software Enterprises Ltd	752
11,682	*,e	Magnet Forensics, Inc	157
18,245		Malam-Team Ltd	392
51,659	*	Manhattan Associates, Inc	5,920
153,046	*,e	Marathon Digital Holdings, Inc	817
79,060	*	Marqeta, Inc	641
16,050		Mastek Ltd	439
2,650,870		Mastercard, Inc (Class A)	836,296
41,004		Matrix IT Ltd	956
324,661	*,e	Matterport, Inc	1,188
12,729		MAXIMUS, Inc	796
245,284	*	Megaport Ltd	927
3,547	*	MeridianLink, Inc	59
391,502		Micro Focus International plc	1,332
15,218,056	e,n	Microsoft Corp	3,908,453
4,152	*,e	MicroStrategy, Inc (Class A)	682
331,466		MindTree Ltd	12,179
576,000	e	Ming Yuan Cloud Group Holdings Ltd	928
7,574	*	Mitek Systems, Inc	70
19,567		Mitsubishi Research Institute, Inc	595
60,128	*	Model N, Inc	1,538
50,588	*	Money Forward, Inc	1,273
80,391	*	MoneyGram International, Inc	804
61,034	*	MongoDB, Inc	15,838
42,237		Moshi Moshi Hotline, Inc	332
93,989		Mphasis Ltd	2,743
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,312,700		My EG Services BHD	$1,262
18,812	*,e	N-Able, Inc	169
9,419	*	Nagarro SE	1,075
852,000	*,†,e	National Agricultural Holdings Ltd	1
30,167		NavInfo Co Ltd	68
10,277	*	Nazara Technologies Ltd	88
374,309		NCC Group plc	853
51,367	*,e	nCino OpCo, Inc	1,588
113,724	*	NCR Corp	3,538
4,005,500	*,e	nearmap Ltd	2,852
586,981		NEC Corp	22,902
78,843		NEC Networks & System Integration Corp	1,068
63,152		Nemetschek AG.	3,842
93,906		NET One Systems Co Ltd	2,087
105,840	*,g	Netcompany Group A.S.	5,831
587,796	*,g	Network International Holdings plc	1,351
9,101	*	New Relic, Inc	455
658,000	*,e	Newborn Town, Inc	242
74,041	*,g	Nexi S.p.A	615
5,470,681	*	NEXTDC Ltd	40,264
7,528	*	NextNav, Inc	17
25,980	*	NHN KCP Corp	251
73,508	*	Nice Systems Ltd	14,185
236,038		Nihon Unisys Ltd	4,707
90,571		NIIT Ltd	477
134,800		Nippon System Development Co Ltd	2,355
1,631,579	*,e	Nitro Software Ltd	1,512
348,990		Nomura Research Institute Ltd	9,366
6,192	*	Northern Data AG.	141
1,971,082		NortonLifelock, Inc	43,285
36,092		NS Solutions Corp	964
533,445		NTT Data Corp	7,400
375,715	*	Nutanix, Inc	5,497
79,560	*	Nuvei Corp	2,875
115,481	*,e,g	Nuvei Corp	4,177
40,500		OBIC Business Consultants Ltd	1,397
19,610		Obic Co Ltd	2,789
26,485		Objective Corp Ltd	251
110,319	*	Okta, Inc	9,973
75,106	*	Olo, Inc	741
34,171	*	ON24, Inc	324
44,159		One Software Technologies Ltd	700
148,700	*	OneConnect Financial Technology Co Ltd (ADR)	254
24,196	*	OneSpan, Inc	288
323,068		Open Text Corp (Toronto)	12,220
5,493,257		Oracle Corp	383,814
21,542	*	Oracle Corp Japan	1,254
24,194		Oracle Financial Services Software Ltd	952
21,160		Otsuka Corp	630
41,180	*	Pagerduty, Inc	1,020
2,245,123	*	Pagseguro Digital Ltd	22,990
1,727,532	*	Palantir Technologies, Inc	15,669
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
401,926	*	Palo Alto Networks, Inc	$198,527
169,593	*	Paya Holdings, Inc	1,114
317,209		Paychex, Inc	36,121
49,911	*	Paycom Software, Inc	13,981
42,129	*,e	Paycor HCM, Inc	1,095
61,942	*	Paylocity Holding Corp	10,804
39,388	*	Payoneer Global, Inc	154
1,538,052	*,n	PayPal Holdings, Inc	107,418
291,970	*,e	Paysafe Ltd	569
7,371		Pegasystems, Inc	353
6,109	*	Perficient, Inc	560
67,423		Persistent Systems Ltd	2,917
13,243	*	PFSweb, Inc	156
64,895	*	Ping Identity Holding Corp	1,177
19,200	*	PKSHA Technology, Inc	263
17,100	*,e	Plaid, Inc	54
13,700	*	Plus Alpha Consulting Co Ltd	216
58,655		Posco ICT Co Ltd	237
5,382	*	Priority Technology Holdings Inc	18
58,862	*	Procore Technologies, Inc	2,672
124,722		Progress Software Corp	5,650
15,752	*	PROS Holdings, Inc	413
21,147	*	PTC, Inc	2,249
1,258,685	*	Pushpay Holdings Ltd	994
51,003	*	Q2 Holdings, Inc	1,967
59,401	†,e	QIWI plc (ADR)	1
18,771	*,e	QT Group Oyj	1,393
543,401	*	Qualtrics International, Inc	6,798
41,159	*	Qualys, Inc	5,192
47,645	*,e	Rackspace Technology, Inc	342
104,100		Rakus Co Ltd	1,243
49,881	*	Rapid7, Inc	3,332
367,021	*	Remitly Global, Inc	2,811
110,816	*	Repay Holdings Corp	1,424
37,224		Reply S.p.A	4,528
7,972	*	Rimini Street, Inc	48
128,132	*	RingCentral, Inc	6,696
99,333	*,e	Riot Blockchain, Inc	416
228,153		Roper Technologies, Inc	90,041
28,345		Route Mobile Ltd	449
49,115	e	S&T AG.	727
234,056	*,e	Sabre Corp	1,365
1,419,393		Sage Group plc	10,991
68,178	*	SailPoint Technologies Holding, Inc	4,273
63,762		Saipens International Corp NV	1,509
2,584,722	*	salesforce.com, Inc	426,583
25,538		Samsung SDS Co Ltd	2,565
16,780		Sangfor Technologies, Inc	261
363,200	*	Sansan, Inc	2,497
1,108,703		SAP AG.	101,059
24,057		Sapiens International Corp NV	582
1,858		Secunet Security Networks AG.	555
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,960	*	SecureWorks Corp	$108
145,827	*,e	SentinelOne, Inc	3,402
665,597	*	ServiceNow, Inc	316,505
45,489	*	Shanghai Baosight Software Co Ltd	372
460,700	*	Shanghai Baosight Software Co Ltd	1,946
218,372	*	SHIFT, Inc	28,637
43,972	*	Shift4 Payments, Inc	1,454
2,467,570	*	Shopify, Inc (Class A)	77,102
2,117	*	ShotSpotter, Inc	57
929,741		Silverlake Axis Ltd	265
47,808		SimCorp AS	3,495
21,261	*,e	SimilarWeb Ltd	175
28,400	*	Simplex Holdings, Inc	366
584,070	*,e,g	Sinch AB	1,908
726,012	*	SiteMinder Ltd	1,769
65,434	*	Skillsoft Corp	230
218,358	*	Smartsheet, Inc	6,863
212,089	*	Snowflake, Inc	29,493
12,200		Softbank Technology Corp	196
149,921		Softcat plc	2,413
67,654		Software AG.	2,243
39,598		SolarWinds Corp	406
102,648	*	Solutions 30 SE	385
68,718		Sonata Software Ltd	584
41,858		Sopra Group S.A.	6,295
155,658	*	Splunk, Inc	13,770
109,409	*	Sprout Social, Inc	6,353
127,255	*	SPS Commerce, Inc	14,386
21,077	*,e	Squarespace, Inc	441
17,640		SS&C Technologies Holdings, Inc	1,024
3,623,604	*,e	StoneCo Ltd	27,902
27,300		Sumisho Computer Systems Corp	464
126,798	*	Sumo Logic, Inc	950
810,224		SUNeVision Holdings Ltd	619
379,752	*	SVMK, Inc	3,342
108,450		Switch, Inc	3,633
783,355	*	Synopsys, Inc	237,905
322,112		Systena Corp	940
418,000		Systex Corp	1,003
76,851		Tanla Platforms Ltd	984
940,325		Tata Consultancy Services Ltd	39,049
56,431		Tata Elxsi Ltd	5,867
25,500	*	TDCX, Inc (ADR)	236
175,101	*,g	TeamViewer AG.	1,751
420,674		Tech Mahindra Ltd	5,351
49,300		TechMatrix Corp	613
337,653		Technology One Ltd	2,504
13,963	e	TECSYS, Inc	363
75,925	*	Telos Corp	613
66,582		Temenos Group AG.	5,698
607,800	*	Tenable Holdings, Inc	27,600
99,766	*	Teradata Corp	3,692
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,160	*,e	Terawulf, Inc	$4
25,761		Thunder Software Technology Co Ltd	504
104,222		Tietoenator Oyj	2,583
154,500		TIS, Inc	4,065
33,040		TKC	802
119,296	*	Toast, Inc	1,544
80,681	*,e	TomTom NV	595
541,952		Totvus S.A.	2,409
422,068	*	Trade Desk, Inc	17,680
29,961	*	Trans Cosmos, Inc/Japan	773
686,219		Travelsky Technology Ltd	1,338
29,752	*	Trend Micro, Inc	1,456
11,227	e	Trifork Holding AG.	291
74,913	*,e	Truecaller AB	362
2,967		TTEC Holdings, Inc	201
1,743	*,e	Tucows, Inc	78
47,952	*	Turing Holding Corp	677
226,300	*,e	Tuya, Inc (ADR)	593
288,732	*	Twilio, Inc	24,199
7,330	*	Tyler Technologies, Inc	2,437
423,873	*,e	Tyro Payments Ltd	176
36,721	*	UiPath, Inc	668
21,541	*	Unisys Corp	259
150,292	*,e	Unity Software, Inc	5,534
26,890	*	Upland Software, Inc	390
134,241	*,e	UserTesting, Inc	674
947,955		Vakrangee Ltd	322
200,327	*	Varonis Systems, Inc	5,874
15,216	*	Verint Systems, Inc	644
87,417	*	VeriSign, Inc	14,627
6,114	*,e	Veritone, Inc	40
1,200,238	*	Verra Mobility Corp	18,856
2,770	*	Viant Technology, Inc	14
3,455,816		Visa, Inc (Class A)	680,416
34,168		Vitec Software Group AB	1,481
195,122		VMware, Inc (Class A)	22,240
1,697,000	*,e	Vobile Group Ltd	1,008
56,928	*,e	Volue ASA	138
657,532	*	Vonage Holdings Corp	12,388
9,162		Wavestone	421
214	*,e	Weave Communications, Inc	1
2,214,000	*,e,g	Weimob, Inc	1,527
550,172		Western Union Co	9,061
42,447	*	WEX, Inc	6,603
12,559		Wiit S.p.A	230
969,257		Wipro Ltd	5,130
152,062		Wisetech Global Ltd	3,987
111,084	*	Wix.com Ltd	7,282
11,030	*	WM Technology, Inc	36
385,621	*	Workday, Inc	53,825
126,815	*	Workiva, Inc	8,369
33,444	*,g	Worldline S.A.	1,247
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,784	*	Xero Ltd	$7,456
84,339		Xperi Holding Corp	1,217
244,000	*,e	Yeahka Ltd	695
271,347	*	Yext, Inc	1,297
128,387		Yonyou Network Technology Co Ltd	418
181,466	*,e	Zendesk, Inc	13,441
141,328		Zensar Technologies Ltd	490
4,791	*	Zeta Global Holdings Corp	22
32,552	*	Zoom Video Communications, Inc	3,515
235,706	*	Zscaler, Inc	35,240
18,800		Zuken, Inc	424
902,467	*	Zuora Inc	8,077
		TOTAL SOFTWARE & SERVICES	11,246,514

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
127,318	*	3D Systems Corp	1,235
14,917	*,e	908 Devices, Inc	307
544,444	e	AAC Technologies Holdings, Inc	1,258
537,402		Accton Technology Corp	4,323
38,074	*	ACE Technologies Corp	210
2,018,532		Acer, Inc	1,476
109,000		Adlink Technology, Inc	208
12,221		Adtran, Inc	214
52,611	*	ADVA Optical Networking SE	713
53,000		Advanced Ceramic X Corp	330
6,566		Advanced Energy Industries, Inc	479
291,331		Advantech Co Ltd	3,390
79,286	*,e	Aeva Technologies, Inc	248
4,078	*,e	AEye, Inc	8
41,506		Ai Holdings Corp	475
12,637	*,e	Akoustis Technologies, Inc	47
218,000		Alpha Networks, Inc	188
228,500		Alps Electric Co Ltd	2,322
7,611		ALSO Holding AG.	1,501
64,750		Amano Corp	1,120
349,305		Amphenol Corp (Class A)	22,488
167,293	e	Anritsu Corp	1,811
151,000		Apex International Co Ltd	352
25,106,902		Apple, Inc	3,432,616
163,000	*	Arcadyan Technology Corp	658
663,919	*	Arista Networks, Inc	62,236
921,341	*	Arlo Technologies, Inc	5,777
78,074	*	Arrow Electronics, Inc	8,751
285,000		Asia Optical Co, Inc	593
343,000		Asia Vital Components Co Ltd	1,076
43,000	*	ASROCK, Inc	158
505,026		Asustek Computer, Inc	5,282
5,853,534	*	AU Optronics Corp	3,205
44,776		Audiocodes Ltd	981
66,000		AURAS Technology Co Ltd	355
113,000		Aurora Corp	332
29,703		Austria Technologie & Systemtechnik AG.	1,596
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,100		Avary Holding Shenzhen Co Ltd	$689
8,196	*	Aviat Networks, Inc	205
153,168	*	Avid Technology, Inc	3,975
167,547		Avnet, Inc	7,184
76,800		Azbil Corp	2,025
4,704		Badger Meter, Inc	381
83,128	e	Barco NV	1,753
4,245		Basler AG.	341
4,000		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	80
85,300		Belden CDT, Inc	4,544
29,517		Benchmark Electronics, Inc	666
1,684,000		Benq Corp	1,625
25,960		BH Co Ltd	489
1,643,937		BOE Technology Group Co Ltd	968
43,330		Brother Industries Ltd	762
504,939	e	BYD Electronic International Co Ltd	1,598
344,347	*	Calix, Inc	11,756
2,071	*	Cambium Networks Corp	30
103,300	*,e	Canaan, Inc (ADR)	333
20,700	*	Canon Electronics, Inc	233
54,990	e	Canon Marketing Japan, Inc	1,143
182,059	e	Canon, Inc	4,126
443,000		Career Technology Co Ltd	330
59,242	*,e	Casa Systems, Inc	233
500,947		Catcher Technology Co Ltd	2,795
384,214	e	CDW Corp	60,537
230,798	*	Celestica, Inc	2,245
462,000		Chang Wah Electromaterials, Inc	519
115,245		Chaozhou Three-Circle Group Co Ltd	519
508,000		Cheng Uei Precision Industry Co Ltd	565
702,000		Chicony Electronics Co Ltd	1,750
489,600	*,†	China Fiber Optic Network System Group Ltd	1
120,957		China Greatwall Technology Group Co Ltd	196
389,963		China Railway Signal & Communication Corp Ltd	264
31,200		China Zhenhua Group Science & Technology Co Ltd	635
362,000		Chin-Poon Industrial Co	357
415,000	*	Chroma ATE, Inc	2,137
22,000		Chunghwa Precision Test Tech Co Ltd	303
1,750,658	*	Ciena Corp	80,005
6,761,392		Cisco Systems, Inc	288,306
442,700		Citizen Watch Co Ltd	1,801
2,057	*	Clearfield, Inc	127
375,000		Clevo Co	394
155,975	e	Codan Ltd	751
167,141		Cognex Corp	7,107
4,343	*	Coherent, Inc	1,156
2,276,312	e	Comba Telecom Systems Holdings Ltd	389
16,293		Comet Holding AG.	2,569
40,754	*	CommScope Holding Co, Inc	249
3,017,524		Compal Electronics, Inc	2,310
1,211,000		Compeq Manufacturing Co	1,770
1,172	*	CompoSecure, Inc	6
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,857		Comtech Telecommunications Corp	$198
13,200		CONEXIO Corp	129
348,000		Coretronic Corp	590
396,970		Corning, Inc	12,509
17,554	*,e	Corsair Gaming, Inc	230
25,727	*	CosmoAM&T Co Ltd	954
230,000		Co-Tech Development Corp	352
348,000	*,e	Cowell e Holdings, Inc	454
55,152		CTS Corp	1,878
39,321		Daeduck Electronics Co Ltd	795
13,188		Daejoo Electronic Materials Co Ltd	673
95,270		Daiwabo Co Ltd	1,244
241,000		Darfon Electronics Corp	328
20,211	e	Datalogic S.p.A.	151
222,675		DataTec Ltd	564
239,826		Dell Technologies, Inc	11,082
223,457		Delta Electronics Thai PCL	2,105
1,361,673		Delta Electronics, Inc	10,153
64,301		Dexerials Corp	1,716
70,756	e	Dicker Data Ltd	541
19,888	*	Digi International, Inc	482
31,326		Dreamtech Co Ltd	232
159,000		Dynapack International Technology Corp	382
3,795	*	DZS, Inc	62
428,500	*	Eastern Communications Co Ltd	185
50,432	*,e	Eastman Kodak Co	234
18,924		Eizo Nanao Corp	527
56,896		Elecom Co Ltd	641
327,000		Elite Material Co Ltd	1,968
308,000		Elitegroup Computer Systems Co Ltd	220
77,679		Ennoconn Corp	559
51,354	*	ePlus, Inc	2,728
8,471,800	*	Erajaya Swasembada Tbk PT	299
3,056,021		Ericsson (LM) (B Shares)	22,825
35,986	e	Esprinet S.p.A.	258
32,127		Evertz Technologies Ltd	326
67,896	*	Evolv Technologies Holdings, Inc	181
620,489	*	Extreme Networks, Inc	5,535
32,580	*	F5 Networks, Inc	4,986
64,331	*	Fabrinet	5,217
14,921	*	FARO Technologies, Inc	460
100,848		Fiberhome Telecommunication Technologies Co Ltd	219
3,735,000	*	FIH Mobile Ltd	534
328,262	*,e	Fingerprint Cards AB	287
400,000		FLEXium Interconnect, Inc	1,166
2,714	*,e	Focus Universal, Inc	31
294,100		Forth Corp PCL	351
498,924		Foxconn Industrial Internet Co Ltd	735
1,058,000		Foxconn Technology Co Ltd	1,755
954,863		Fujifilm Holdings Corp	51,306
285,000		General Interface Solution Holding Ltd	734
97,000		Genius Electronic Optical Co Ltd	1,199
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
453,000		Getac Technology Corp	$615
590,000		Gigabyte Technology Co Ltd	1,763
47,546	*	Gilat Satellite Networks Ltd	286
299,000		Global Brands Manufacture Ltd	288
137,422		GoerTek, Inc	690
456,000		Gold Circuit Electronics Ltd	1,171
195,436		GRG Banking Equipment Co Ltd	271
115,297		Guangzhou Haige Communications Group, Inc Co	157
40,418		Guangzhou Shiyuan Electronic Technology Co Ltd	455
892,565		Halma plc	21,914
91,084		Hamamatsu Photonics KK	3,548
720,800		Hana Microelectronics PCL (Foreign)	835
355,000		Hannstar Board Corp	379
2,683,000		HannStar Display Corp	917
123,766	*	Harmonic, Inc	1,073
224,600		Hengtong Optic-electric Co Ltd	489
1,156,459		Hewlett Packard Enterprise Co	15,335
1,138,753		Hexagon AB	11,899
754,000	*	High Tech Computer Corp	1,243
11,100	e	Hioki EE Corp	521
25,444		Hirose Electric Co Ltd	3,378
65,000		Hiwin Mikrosystem Corp	201
32,741		HMS Networks AB	1,400
135,000		Holystone Enterprise Co Ltd	452
21,807,640		Hon Hai Precision Industry Co, Ltd	80,059
89,400	*,e	Hong Kong Aerospace Technology Group Ltd	203
40,399		Horiba Ltd	1,723
57,200		Hosiden Corp	521
1,010,257		HP, Inc	33,116
62,000		Huagong Tech Co Ltd	215
117,400		Ibiden Co Ltd	3,326
3,768	*	Identiv, Inc	44
9,663	*,e	II-VI, Inc	492
24,938		Iljin Materials Co Ltd	1,350
2,033		Inficon Holding AG.	1,603
29,141	*,e	Infinera Corp	156
92,000		Innodisk Corp	505
7,166,321		InnoLux Display Corp	2,916
67,948	*,e	Inseego Corp	128
92,036	*	Insight Enterprises, Inc	7,941
65,500		Inspur Electronic Information Industry Co Ltd	260
101,200		Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	478
6,832		Intellian Technologies, Inc	316
12,799		INTOPS Co Ltd	257
1,573,172		Inventec Co Ltd	1,330
89,115	*,e	IonQ, Inc	390
17,741	*	IPG Photonics Corp	1,670
24,300		Iriso Electronics Co Ltd	576
240,000		ITEQ Corp	581
34,780	*	Itron, Inc	1,719
21,613		Ituran Location and Control Ltd	529
174,344		Jabil Inc	8,928
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,742		Japan Aviation Electronics Industry Ltd	$842
864,794	*	Japan Display, Inc	441
610,900		Jaymart PCL	883
61,309		Jenoptik AG.	1,379
2,291,250		Juniper Networks, Inc	65,301
18,200		Kaga Electronics Co Ltd	407
878,200		KCE Electronics PCL	1,503
324,904		Keyence Corp	111,422
111,202	*	Keysight Technologies, Inc	15,329
20,522	*	Kimball Electronics, Inc	412
67,000		King Slide Works Co Ltd	920
496,205		Kingboard Chemical Holdings Ltd	1,882
1,110,246		Kingboard Laminates Holdings Ltd	1,372
30,425	*	KMW Co Ltd	613
72,762	*	Knowles Corp	1,261
38,300		Koa Corp	457
1,044,100		Konica Minolta Holdings, Inc	3,480
13,551	*	Korea Circuit Co Ltd	203
58,393		Kyocera Corp	3,121
24,874	e	L&F Co Ltd	4,055
26,171	e	Landis&Gyr Group AG.	1,373
71,625		Largan Precision Co Ltd	4,162
943	e	LEM Holding S.A.	1,802
48,270,399		Lenovo Group Ltd	45,360
371,123		Lens Technology Co Ltd	616
175,599	e	LG Display Co Ltd	1,970
10,104		LG Innotek Co Ltd	2,680
51,582	*,e	Lightwave Logic, Inc	337
522,684	*	Lingyi iTech Guangdong Co	393
1,441,277		Lite-On Technology Corp	2,805
7,875		Littelfuse, Inc	2,001
181,181	e	Logitech International S.A.	9,448
92,000		Lotes Co Ltd	2,070
626,577	*,e	Lumentum Holdings, Inc	49,763
485,224		Luxshare Precision Industry Co Ltd	2,454
54,607		Macnica Fuji Electronics Holdings, Inc	1,053
10,400		Maruwa Co Ltd	1,187
159,100		Maxell Holdings Ltd	1,554
30,534		Maxscend Microelectronics Co Ltd	618
81,591		Mcj Co Ltd	530
13,298		Mcnex Co Ltd	321
24,000		Meiko Electronics Co	564
7,065		Melco Holdings, Inc	180
233,881		Merry Electronics Co Ltd	605
29,473		Methode Electronics, Inc	1,092
6,343,900		Metrodata Electronics Tbk PT	251
198,000	*,†,e	MH Development Ltd	0	^
87,444	e	Micronic AB	1,232
474,200		Micro-Star International Co Ltd	1,812
28,951	*,e	Microvision, Inc	111
114,264	*	Mirion Technologies, Inc	658
1,076,000		Mitac Holdings Corp	995
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
251,215		Motorola Solutions, Inc	$52,655
228,800		Multilaser Industrial S.A.	173
516,427		Murata Manufacturing Co Ltd	28,108
150,000		Nan Ya Printed Circuit Board Corp	1,319
304,600	*,e	Nano Dimension Ltd (ADR)	956
5,326	*	Napco Security Technologies, Inc	110
231,790		National Instruments Corp	7,239
103,464	*	Nayax Ltd	192
48,139		Neopost S.A.	820
220,000		NetApp, Inc	14,353
24,330	*	Netgear, Inc	451
58,687	*	Netscout Systems, Inc	1,987
47,350		Nichicon Corp	440
107,315		Ninestar Corp	814
25,600		Nippon Ceramic Co Ltd	385
97,276	e	Nippon Electric Glass Co Ltd	1,863
46,256		Nippon Signal Co Ltd	335
43,360		Nissha Printing Co Ltd	469
47,814	*	nLight, Inc	489
26,172		Nohmi Bosai Ltd	357
1		Nokia Corp (ADR)	0	^
6,094,441		Nokia Oyj	28,248
19,970	*	Note AB	380
15,695	*	Novanta, Inc	1,903
333,875	*	Novonix Ltd	527
171,310	*	OFILM Group Co Ltd	172
102,936		Oki Electric Industry Co Ltd	562
73,868		Omron Corp	3,760
5,252	*	Ondas Holdings, Inc	28
40,879	e	Optex Co Ltd	608
27,341	*	OSI Systems, Inc	2,336
117,527	*,e	Ouster, Inc	190
481,000		Pan-International Industrial	602
15,518	*,e	PAR Technology Corp	582
5,289		Park Systems Corp	394
48,538		Partron Co Ltd	317
861,000		PAX Global Technology Ltd	671
38,407		PC Connection, Inc	1,692
1,445,915		Pegatron Technology Corp	2,772
10,018	*	Penta Teknoloji Urunleri Dagitim Ticaret AS.	242
7,772	*	Plantronics, Inc	308
7,298	*	Plexus Corp	573
491,000		Primax Electronics Ltd	1,022
5,526,000		Prime View International Co Ltd	35,285
460,412	*	Pure Storage, Inc	11,837
1,939,390		Quanta Computer, Inc	5,203
1	*	Quantum Corp	0	^
98,972	*	Radware Ltd	2,145
26,318		Raytron Technology Co Ltd	156
646,000		Redington India Ltd	1,030
47,575		Renishaw plc	2,072
15,747		Restar Holdings Corp	221
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,976	*	Ribbon Communications, Inc	$204
274,285		Ricoh Co Ltd	2,141
14,826		Riken Keiki Co Ltd	396
22,798		Riso Kagaku Corp	373
11,976	*	Rogers Corp	3,139
23,233		Ryosan Co Ltd	376
18,100	e	Ryoyo Electro Corp	300
39,045		Samsung Electro-Mechanics Co Ltd	3,950
7,018,232		Samsung Electronics Co Ltd	309,556
585,651		Samsung Electronics Co Ltd (Preference)	23,540
139,334		Samsung SDI Co Ltd	57,459
7,823		Samwha Capacitor Co Ltd	238
9,734		Sang-A Frontec Co Ltd	220
169,127	*	Sanmina Corp	6,889
70,864	*	SBW Life Sciences Co Ltd	198
29,067	*	Scansource, Inc	905
2,865		Seagate Technology Holdings plc	205
40,776	*,e	Seco S.p.A	272
102,360		Seiko Epson Corp	1,448
10,793	*,g	Sensirion Holding AG.	1,096
29,000		Sensortek Technology Corp	268
30,128		Seojin System Co Ltd	348
260,000		Sercomm Corp	710
22,434		Sesa S.p.A	2,858
5,984	*	SES-imagotag S.A.	509
5,693		Shanghai Friendess Electronic Technology Corp Ltd	188
141,584		Shengyi Technology Co Ltd	360
22,205		Shennan Circuits Co Ltd	312
36,100		Shenzhen Sunlord Electronics Co Ltd	147
44,385		Shenzhen Transsion Holdings Co Ltd	594
72,617		Shimadzu Corp	2,302
44,752	*	Sierra Wireless, Inc	1,048
32,100		Siix Corp	225
254,000		Simplo Technology Co Ltd	2,180
255,000		Sinbon Electronics Co Ltd	2,185
1,134,400		SKP Resources Bhd	405
21,629	*,e	SmartRent, Inc	98
34,890	e	Softchoice Corp	610
870,539	e	Softwareone Holding AG.	10,436
42,827	*	SOLUM Co Ltd	642
20,191		Solus Advanced Materials Co Ltd	707
302,591		Spectris plc	10,025
120,000		Speed Tech Corp	216
1,412,447		Spirent Communications plc	4,243
209,523		Sterlite Technologies Ltd	396
481,789	*	Stratasys Ltd	9,029
252,336	e	Strix Group plc	513
507,649		Sunny Optical Technology Group Co Ltd	8,324
229,232	*	Super Micro Computer, Inc	9,250
516,000	*	Supreme Electronics Co Ltd	731
142,041		Suzhou Dongshan Precision Manufacturing Co Ltd	488
36,754		SYNNEX Corp	3,348
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
905,621		Synnex Technology International Corp	$1,621
264,000		Synnex Thailand PCL	136
338,300		Synnex Thailand PCL	175
291,000		Taiwan Union Technology Corp	550
136,440		Taiyo Yuden Co Ltd	4,649
70,837		TDK Corp	2,190
1,223,666		TE Connectivity Ltd	138,458
70,798	*,g	Tejas Networks Ltd	407
98,834	*	Teledyne Technologies, Inc	37,074
193,000		Test Research, Inc	387
81,000		Thinking Electronic Industrial Co Ltd	340
39,504	*	Tianjin 712 Communication & Broadcasting Co Ltd	186
80,630		Tianma Microelectronics Co Ltd	120
330,000		Tong Hsing Electronic Industries Ltd	2,237
122,356		Topcon Corp	1,600
31,585		Toshiba TEC Corp	1,010
1,452,000		TPK Holding Co Ltd	1,694
201,000		Transcend Information, Inc	467
130,591	*	Trimble Inc	7,604
562,000		Tripod Technology Corp	2,109
2,080,000		Truly International Holdings	639
792,784	*	TTM Technologies, Inc	9,910
5,828	*,e	Turtle Beach Corp	71
350,000		TXC Corp	1,071
5,779	e	Ubiquiti, Inc	1,434
959,011		Unimicron Technology Corp	5,132
196,611	*	Unisplendour Corp Ltd	571
160,016	*,e	Velodyne Lidar, Inc	153
157,100	e	Venture Corp Ltd	1,882
64,000		VIA Labs, Inc	551
60,418	*	Viasat, Inc	1,851
68,947	*	Viavi Solutions, Inc	912
52,336	*	Vidente Co Ltd	347
107,155		Vishay Intertechnology, Inc	1,910
48,203	*	Vishay Precision Group, Inc	1,404
642,424		Vontier Corp	14,769
3,545,500		VS Industry BHD	801
1,291,042		VST Holdings Ltd	1,035
183,185		Vtech Holdings Ltd	1,443
178,500		Wacom Co Ltd	1,108
197,000		Wah Lee Industrial Corp	560
381,000		Walsin Technology Corp	1,150
163,442	*	Western Digital Corp	7,327
79,984		Wingtech Technology Co Ltd	1,021
190,500	*,†,b	Wintek Corp	0	^
3,148,000		Wistron Corp	2,827
333,000		Wistron NeWeb Corp	776
88,049		Wiwynn Corp	2,063
1,119,519		WPG Holdings Co Ltd	2,077
412,000		WT Microelectronics Co Ltd	932
130,881		Wuhan Guide Infrared Co Ltd	252
139,152		WUS Printed Circuit Kunshan Co Ltd	308
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,869		Xerox Holdings Corp	$1,379
15,500		Xiamen Faratronic Co Ltd	476
10,864,600	*,g	Xiaomi Corp	19,009
15,750	*,†	Ya Hsin Industrial Co Ltd	0	^
308,979		Yageo Corp	3,204
45,547		Yealink Network Technology Corp Ltd	519
41,019		Yokogawa Electric Corp	679
18,784		Yokowo Co Ltd	289
49,230	*	Zebra Technologies Corp (Class A)	14,471
222,518		Zhejiang Dahua Technology Co Ltd	547
499,558		Zhen Ding Technology Holding Ltd	1,731
61,223		Zhongji Innolight Co Ltd	284
17,500		Zhuzhou Hongda Electronics Corp Ltd	160
278,203		ZTE Corp	1,064
559,599		ZTE Corp (Class H)	1,309
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,823,088

TELECOMMUNICATION SERVICES - 1.5%
869,371		Advanced Info Service PCL	4,788
1,526,235	g	Airtel Africa plc	2,535
1,188,252		AL Yah Satellite Communications Co-Pjsc-Yah Sat	835
32,117,632	e	America Movil S.A.B. de C.V.	32,821
8,116	*	Anterix, Inc	333
30,100		ARTERIA Networks Corp	271
2,259,000	*	Asia Pacific Telecom Co Ltd	555
12,979,131		AT&T, Inc	272,043
9,172		ATN International, Inc	430
200,850	*	Aussie Broadband Ltd	460
2,018,106		Axiata Group Bhd	1,296
75,814	*	Bandwidth Inc	1,427
87,162	e	BCE, Inc	4,284
3,538,745		Bezeq Israeli Telecommunication Corp Ltd	5,516
2,509,304	*	Bharti Airtel Ltd	21,826
7,274,399		BT Group plc	16,533
116,286	*	Cellcom Israel Ltd	575
568,957	g	Cellnex Telecom SAU	22,143
19,641	*,e	Charge Enterprises, Inc	94
31,000		Chief Telecom, Inc	292
17,537,912	g	China Tower Corp Ltd	2,260
540,410		Chorus Ltd	2,434
4,063,653		Chunghwa Telecom Co Ltd	16,687
3,436,641		Citic Telecom International Holdings Ltd	1,138
19,999		Cogent Communications Group, Inc	1,215
57,945	*	Consolidated Communications Holdings, Inc	406
3,610,696		Deutsche Telekom AG.	71,814
2,229,844		Digi.Com BHD	1,772
53,084		Drillisch AG.	1,006
82,602	*	EchoStar Corp (Class A)	1,594
156,662		Elisa Oyj (Series A)	8,820
3,939,201		Emirates Telecommunications Group Co PJSC	27,987
187,155		Empresa Nacional de Telecomunicaciones S.A.	585
452,532		Etihad Etisalat Co	4,225
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,542,282		Far EasTone Telecommunications Co Ltd	$4,340
139,091		Freenet AG.	3,469
20,993	*	Frontier Communications Parent, Inc	494
97,784		Gamma Communications plc	1,281
2,396,748	*,e	Globalstar, Inc	2,948
18,672		Globe Telecom, Inc	771
457,882	*	Gogo, Inc	7,413
870,944	*,e	Helios Towers plc	1,287
235,195		Hellenic Telecommunications Organization S.A.	4,108
805,126		Himachal Futuristic Communications	565
2,108,620		HKBN Ltd	2,394
3,920,739		HKT Trust and HKT Ltd	5,266
1,641,607		Hutchison Telecommunications Hong Kong Holdings Ltd	314
6,019	*	IDT Corp (Class B)	151
776,242		Indus Towers Ltd	2,063
349,848	g	Infrastrutture Wireless Italiane S.p.A	3,557
61,024		Internet Initiative Japan, Inc	2,139
1,210,000		Intouch Holdings PCL (Class F)	2,348
138,079	*	Iridium Communications, Inc	5,186
3,952,900	*	Jasmine International PCL	385
1,723,887		KDDI Corp	54,362
12,441,433		Koninklijke KPN NV	44,268
28,441	*	KORE Group Holdings, Inc	87
222,725	*,†,e	Let’s GOWEX S.A.	2
165,441		LG Telecom Ltd	1,628
34,377	*	Liberty Global plc (Class A)	724
32,644	*	Liberty Latin America Ltd (Class A)	255
599,187	*	Liberty Latin America Ltd (Class C)	4,668
1,039,000	*	Link Net Tbk PT	326
903,027	e	Lumen Technologies, Inc	9,852
506,352		Magyar Telekom	429
1,740,283		Maxis BHD	1,303
258,779	*,e	Millicom International Cellular S.A.	3,709
2,643,987		Mobile Telecommunications Co KSC	5,124
516,502	*	Mobile Telecommunications Co Saudi Arabia	1,552
15,712		Mobistar S.A.	296
1,932,979		MTN Group Ltd	15,730
5,381,766		NetLink NBN Trust	3,757
1,360,910		Nippon Telegraph & Telephone Corp	39,103
245,558	e	NOS SGPS S.A.	987
15,100		Okinawa Cellular Telephone Co	602
197,373	*	Ooma, Inc	2,337
1,035,972		Ooredoo QSC	2,190
1,320,100	e	Operadora de Sites Mexicanos S.A. de C.V.	1,530
2,238,966		Orange S. A.	26,383
164,937	*	Partner Communications	1,178
4,915,000		PCCW Ltd	2,598
65,017		PLDT, Inc	1,986
157,943		Proximus plc	2,331
210,401	*	Radius Global Infrastructure, Inc	3,211
106,710	g	RAI Way S.p.A	571
422,266	e	Rogers Communications, Inc (Class B)	20,234
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,184,833		Sarana Menara Nusantara Tbk PT	$1,713
685,840		Saudi Telecom Co	17,785
40,960		Shenandoah Telecom Co	909
7,818,896		Singapore Telecommunications Ltd	14,231
87,977	†	Sistema PJSFC (GDR) (London)	1
21,682		SK Telecom Co Ltd	870
405,932	e	SK Telecom Co Ltd (ADR)	9,060
107,562,604	*	Smartfren Telecom Tbk PT	600
395,141		SmarTone Telecommunications Holding Ltd	208
2,056,640		Softbank Corp	22,834
1,248,748		Softbank Group Corp	48,400
661,514		StarHub Ltd	586
3,664	*,e	Starry Group Holdings, Inc	15
27,077		Swisscom AG.	14,977
1,507,506		Taiwan Mobile Co Ltd	5,478
137,010		Tata Communications Ltd	1,592
572,942	*	Tata Teleservices Maharashtra Ltd	879
593,595		Tele2 AB (B Shares)	6,769
1,949,120		Telecom Corp of New Zealand Ltd	5,833
590,432		Telecom Egypt	435
10,390,778	e	Telecom Italia S.p.A.	2,725
608,485		Telefonica Brasil S.A.	5,472
1,085,401		Telefonica Deutschland Holding AG.	3,130
5,946,693	e	Telefonica S.A.	30,361
234,202	*	Telekom Austria AG.	1,558
843,384		Telekom Malaysia BHD	1,005
780,171		Telekomunikacja Polska S.A.	1,092
732,764		Telenor ASA	9,792
81,832		Telephone & Data Systems, Inc	1,292
2,772,177		TeliaSonera AB	10,640
57,839,301		Telkom Indonesia Persero Tbk PT	15,560
368,567	*	Telkom S.A. Ltd	828
4,510,361		Telstra Corp Ltd	11,997
540,793		TELUS Corp	12,045
1,072,549		TIM S.A.	2,615
1,680,200		Time dotCom BHD	1,670
1,718,890	*	T-Mobile US, Inc	231,259
8,365,200		Tower Bersama Infrastructure	1,654
175,526		TPG Telecom Ltd	724
7,494,562		True Corp PCL	977
1,442,030		Turkcell Iletisim Hizmet AS	1,407
101,003		United Internet AG.	2,895
719,984	*	Uniti Group Ltd	2,447
12,760	*	US Cellular Corp	369
19,200		Usen-Next Holdings Co Ltd	275
3,342,870		Verizon Communications, Inc	169,651
2,298,542	*,e	Vision, Inc	21,886
740,538	e	Vodacom Group Pty Ltd	5,997
29,091,479		Vodafone Group plc	45,234
76,800		Vodafone Group plc (ADR)	1,197
10,863,039	*	Vodafone Idea Ltd	1,163
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,989,800		Vodafone Qatar	$869
4,249,400		XL Axiata Tbk PT	743
		TOTAL TELECOMMUNICATION SERVICES	1,588,496

TRANSPORTATION - 1.9%
581,622	*	Adani Ports & Special Economic Zone Ltd	4,963
1,620,100	*	Adi Sarana Armada Tbk PT	186
49,472	*	Aegean Airlines S.A.	248
78,496	*,g	Aena S.A.	10,016
30,729	*	Aeroports de Paris	3,917
1,721,319		Agility Public Warehousing Co KSC	4,575
2,760,732		Air Arabia PJSC	1,566
208,832	*,e	Air Canada	2,602
263,429	*	Air China Ltd	458
1,297,910	*,e	Air China Ltd (H shares)	1,131
2,162,451	*,e	Air France-KLM	2,554
2,115,377	*	Air New Zealand Ltd	752
33,474	*	Air Transport Services Group, Inc	962
4,588,388		Airports of Thailand PCL	9,223
166,432	*	Alaska Air Group, Inc	6,666
120,939	e,g	ALD S.A.	1,416
131,475	*	All Nippon Airways Co Ltd	2,429
93,372		Allcargo Logistics Ltd	311
8,186	*	Allegiant Travel Co	926
7,922		Amerco, Inc	3,788
582,206	*,e	American Airlines Group, Inc	7,382
634,771	*,†,b,e	AMR Corporation	6
450,000		Anhui Expressway Co	364
4,397		AP Moller - Maersk AS (Class A)	10,205
6,797		AP Moller - Maersk AS (Class B)	15,957
438,932		Aramex PJSC	454
15,020		ArcBest Corp	1,057
3,686,500	*	Asia Aviation PCL	301
46,289	*	Asiana Airlines	560
23,103	*	Atlas Air Worldwide Holdings, Inc	1,426
1,116,707		Atlas Arteria Ltd	6,222
289,943	e	Atlas Corp	3,105
705,812	*	Auckland International Airport Ltd	3,162
2,596,673		Aurizon Holdings Ltd	6,829
518,813		Autostrade S.p.A.	12,179
2,636	*	Avis Budget Group, Inc	388
346,700	*	Azul S.A.	820
641,900	*	Bangkok Airways Co Ltd	198
140,900	*	Bangkok Aviation Fuel Services PCL	115
7,603,762		Bangkok Expressway & Metro PCL	1,884
1,532,810	*	Beijing Capital International Airport Co Ltd	1,046
1,825,679		Beijing-Shanghai High Speed Railway Co Ltd	1,371
139,901	*,e	Bird Global, Inc	61
45,306	*	Blade Air Mobility, Inc	202
4,833		Blue Dart Express Ltd	478
116,298	e	bpost S.A.	689
6,797,637		BTS Group Holdings PCL	1,645
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
832,803		Canadian National Railway Co	$93,677
1,121,496		Canadian Pacific Railway Ltd	78,336
10,214	e	Cargojet, Inc	1,131
58,960	*	Cathay Pacific Airways Ltd	65
218,200	*	Cebu Air, Inc	165
171,889		Central Japan Railway Co	19,756
119,275		CH Robinson Worldwide, Inc	12,091
1,863,000		China Airlines	1,476
195,400	*	China Eastern Airlines Corp Ltd	161
1,018,667		China Merchants Holdings International Co Ltd	1,735
1,172,447	*	China Southern Airlines Co Ltd	680
406,859	*	China Southern Airlines Co Ltd (Class A)	445
105,587	*,e	Chorus Aviation, Inc	268
1,380,772		Cia de Concessoes Rodoviarias	3,306
90,023		Cia de Distribucion Integral Logista Holdings SAU	1,764
396,500		Cia de Locacao das Americas	1,796
31,687		Clarkson plc	1,157
2,448,100		ComfortDelgro Corp Ltd	2,468
18,106,369		Compania SudAmericana de Vapores S.A.	1,618
324,340		Container Corp Of India Ltd	2,447
953,800	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	982
26,921	*	Copa Holdings S.A. (Class A)	1,706
714,000		Cosco International Holdings Ltd	198
1,375,536		COSCO Pacific Ltd	973
921,015		COSCO SHIPPING Holdings Co Ltd - A	1,918
3,995,809		COSCO SHIPPING Holdings Co Ltd - H	5,609
112,719		Costamare, Inc	1,364
10,402		Covenant Transportation Group, Inc	261
3,151,174		CSX Corp	91,573
107,636		CTT-Correios de Portugal S.A.	352
27,401		D/S Norden	955
2,400,300		Dalian Port PDA Co Ltd	610
782,600		Daqin Railway Co Ltd	771
7,061	*	Daseke, Inc	45
1,169,547	*,n	Delta Air Lines, Inc	33,882
890,355	*,e	Deutsche Lufthansa AG.	5,244
1,558,812		Deutsche Post AG.	58,855
63,680		Dfds A.S.	1,940
544,084		DSV AS	76,508
11,199		Eagle Bulk Shipping, Inc	581
356,738		East Japan Railway Co	18,247
354,072	*	easyJet plc	1,590
278,300	*	EcoRodovias Infraestrutura e Logistica S.A.	303
327,373	*,g	Enav S.p.A	1,373
89,011		Eneti, Inc	546
3,579,764	*,g	Europcar Groupe S.A.	1,899
1,726,000		Eva Airways Corp	1,842
3,115,000		Evergreen International Storage & Transport Corp	2,988
2,454,532		Evergreen Marine Corp Taiwan Ltd	6,976
22,461	e	Exchange Income Corp	735
154,673		Expeditors International of Washington, Inc	15,074
297,228		FedEx Corp	67,385
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
803,131	*,e	Finnair Oyj	$346
876,622	*	Firstgroup plc	1,364
23,202	*	Flughafen Zuerich AG.	3,516
44,452		Forward Air Corp	4,088
42,831	*	Fraport AG. Frankfurt Airport Services Worldwide	1,873
186,081	*,e	Frontier Group Holdings, Inc	1,744
26,160		Fukuyama Transporting Co Ltd	595
221,657		Genco Shipping & Trading Ltd	4,282
460,149		Getlink S.E.	8,161
2,366,334	*	GMR Infrastructure Ltd	1,025
47,234	*	Go-Ahead Group plc	913
205,000	*	Gol Linhas Aereas Inteligentes S.A.	355
102,322		Golden Ocean Group Ltd	1,191
411,159		Golden Ocean Group Ltd	4,862
1,125,845	*,e	Grab Holdings Ltd	2,848
334,100	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,137
404,849	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,639
207,033	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,069
323,200	*,e,g	Grupo Traxion SAB de C.V.	440
266,648		Gujarat Pipavav Port Ltd	260
268,359		Gulf Warehousing Co	301
166,345	*	GXO Logistics, Inc	7,198
233,000	*	Hainan Meilan International Airport Co Ltd	687
17,000		Hamakyorex Co Ltd	360
34,783		Hamburger Hafen und Logistik AG.	494
10,912		Hanjin Transportation Co Ltd	234
208,111		Hankyu Hanshin Holdings, Inc	5,684
43,000	*	Hawaiian Holdings, Inc	615
40,650		Heartland Express, Inc	565
20,709	*	Hertz Global Holdings, Inc	328
2,180,354	*	Hidrovias do Brasil S.A.	941
48,925		Hitachi Transport System Ltd	3,092
124,470	*	Hub Group, Inc (Class A)	8,830
10,804,551		Hutchison Port Holdings Trust	2,541
21,547		Hyundai Glovis Co Ltd	2,995
307,732		Hyundai Merchant Marine Co Ltd	5,859
3,064	*	ID Logistics Group	851
266,938		Iino Kaiun Kaisha Ltd	1,348
97,966	*,g	InterGlobe Aviation Ltd	2,005
1,153,069		International Container Term Services, Inc	3,861
121,737	*	Japan Airlines Co Ltd	2,092
70,500	*	Japan Airport Terminal Co Ltd	2,801
2,513,700	*	Jasa Marga Tbk PT	598
102,728		Jazeera Airways Co KSCP	633
24,553		JB Hunt Transport Services, Inc	3,866
25,019	*	Jeju Air Co Ltd	311
188,220	*	JET2 plc	2,078
269,969	*	JetBlue Airways Corp	2,260
1,068,915	*	Jiangsu Express	1,078
29,077	*	Jin Air Co Ltd	311
60,699	*,e	Joby Aviation, Inc	298
78,905	*	John Menzies plc	573
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,300		Kamigumi Co Ltd	$2,268
60,888	e	Kawasaki Kisen Kaisha Ltd	3,726
256,100		Keihin Electric Express Railway Co Ltd	2,806
91,193		Keio Corp	3,271
112,402		Keisei Electric Railway Co Ltd	3,104
153,850		Kelsian Group Ltd	606
601,700		Kerry Express Thailand PCL	387
417,509		Kerry Logistics Network Ltd	898
174,525		Kintetsu Corp	5,430
42,000		Kintetsu World Express, Inc	1,288
204,807	*	Kirby Corp	12,460
481,020		Knight-Swift Transportation Holdings, Inc	22,266
26,268		Konoike Transport Co Ltd	246
11,108	*	Korea Express Co Ltd	979
836,172	*	Korea Line Corp	1,691
122,908	*	Korean Air Lines Co Ltd	2,397
69,208		Kuehne & Nagel International AG.	16,444
154,000		Kyushu Railway Co	3,211
6,249		Landstar System, Inc	909
661,317		Localiza Rent A Car	6,623
78,333		Lotte Rental Co Ltd	2,308
283,287	*	Lyft, Inc (Class A)	3,762
35,500	g	Mahindra Logistics Ltd	213
911,054	*	Malaysia Airports Holdings BHD	1,364
62,340		Marten Transport Ltd	1,048
45,250		Maruwa Unyu Kikan Co Ltd	447
29,530		Maruzen Showa Unyu Co Ltd	664
33,446		Matson, Inc	2,437
1,802,740		MISC BHD	2,905
62,728		Mitsubishi Logistics Corp	1,503
225,900		Mitsui OSK Lines Ltd	5,197
47,114		Mitsui-Soko Co Ltd	1,000
177,500		Movida Participacoes S.A.	443
1,096,259	e	MPC Container Ships AS.	2,187
1,576,863		MTR Corp	8,267
109,975		Mullen Group Ltd	965
216,800		Nagoya Railroad Co Ltd	3,343
118,527		Nankai Electric Railway Co Ltd	2,353
607,601	*	National Express Group plc	1,443
75,226		Nippon Express Holdings, Inc	4,098
100,849		Nippon Konpo Unyu Soko Co Ltd	1,599
106,866		Nippon Yusen Kabushiki Kaisha	7,327
68,700		Nishi-Nippon Railroad Co Ltd	1,473
22,539		Norfolk Southern Corp	5,123
759,642	*	Norwegian Air Shuttle AS	635
9,273	*	NTG Nordic Transport Group A.S.	331
264,994		Odakyu Electric Railway Co Ltd	3,575
40,496	e	Oesterreichische Post AG.	1,158
100,424		Old Dominion Freight Line	25,737
156,500		Orient Overseas International Ltd	4,170
5,704,290		Pacific Basin Shipping Ltd	2,193
1,025	*	PAM Transportation Services, Inc	28
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
189,831		Pan Ocean Co Ltd	$872
46,636	*	Pegasus Hava Tasimaciligi AS.	479
1,073,400		Precious Shipping PCL	561
241,292	e	Promotora y Operadora de Infraestructura SAB de C.V.	1,768
1,004,464	*	Qantas Airways Ltd	3,109
616,888		Qatar Navigation QSC	1,423
3,734,688		Qube Logistics Holdings Ltd	7,044
181,753	*	Radiant Logistics, Inc	1,349
272,444		Redde Northgate plc	1,119
2,466,200		Regional Container Lines PCL	2,695
905,627		Royal Mail plc	2,992
1,414,946		Rumo S.A.	4,318
30,229		Ryder System, Inc	2,148
62,399		Safe Bulkers, Inc	238
91,197		Sagami Railway Co Ltd	1,577
26,758	*	Saia, Inc	5,030
96	*,†	SAir Group	0	^
11,870		Sakai Moving Service Co Ltd	397
152,150		Sankyu, Inc	4,380
583,900		Santos Brasil Participacoes S.A.	727
149	*,e	SAS AB	0	^
112,379	*	Saudi Ground Services Co	794
49,548		Saudi Industrial Services Co	271
75,977	*	Saudi Public Transport Co	311
44,604		SBS Holdings, Inc	895
146,000		Schneider National, Inc	3,267
264,300		Seibu Holdings, Inc	2,785
146,906		Seino Holdings Corp	1,177
114,796		Senko Co Ltd	744
216,439		SF Holding Co Ltd	1,808
249,190		SG Holdings Co Ltd	4,214
53,196	*	Shanghai International Airport Co Ltd	452
530,760		Shanghai International Port Group Co Ltd	463
1,120,902		Shenzhen International Holdings Ltd	1,105
4,827		Shenzhen Investment Holdings Bay Area Development Co Ltd	1
91,160		Shinwa Kaiun Kaisha Ltd	2,484
173,419		Shipping Corp of India Ltd	215
333,300	*	SIA Engineering Co Ltd	585
974,000		Sichuan Expressway Co Ltd	246
387,400		SIMPAR S.A.	687
3,060,000		Sincere Navigation	2,100
1,387,850	*,e	Singapore Airlines Ltd	5,100
769,400	*	Singapore Airport Terminal Services Ltd	2,159
1,892,819		Singapore Post Ltd	886
108,347		Sinotrans Ltd (Class A)	63
2,241,000		SITC International Co Ltd	6,374
15,694		Sixt AG.	1,618
22,081		Sixt AG. (Preference)	1,386
81,932	*	Skywest, Inc	1,741
524,969	*	Southwest Airlines Co	18,962
397,923	*	SpiceJet Ltd	193
90,157	*	Spirit Airlines, Inc	2,149
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,215		Stolt-Nielsen S.A.	$450
60,783		Sumitomo Warehouse Co Ltd	900
5,131	*	Sun Country Airlines Holdings, Inc	94
222,000		T.Join Transportation Co	300
126,000		T3EX Global Holdings Corp	365
2,122,501		Taiwan High Speed Rail Corp	2,003
213,160	*	TAV Havalimanlari Holding AS	634
14,214		TCI Express Ltd	288
99,902		TFI International, Inc	8,020
24,102		Theeb Rent A Car Co	393
2,866,000		Tianjin Port Development Holdings Ltd	239
413,655		TNT NV	1,253
157,743		Tobu Railway Co Ltd	3,601
478,018		Tokyu Corp	5,642
5,648,600	*,†	Trada Alam Minera Tbk PT	0	^
8,207		Trancom Co Ltd	413
1,175,400	*	Transcoal Pacific Tbk PT	832
26,549	*	Transport Corp of India Ltd	228
3,205,179		Transurban Group	31,889
636,119	*	Turk Hava Yollari	1,784
117,167	*,e	TuSimple Holdings, Inc	847
2,728,404	*	Uber Technologies, Inc	55,823
511,000		U-Ming Marine Transport Corp	706
2,222,347		Union Pacific Corp	473,982
285,533	*	United Airlines Holdings Inc	10,114
41,733		United International Transportation Co	501
1,185,854		United Parcel Service, Inc (Class B)	216,466
2,979		Universal Logistics Holdings Inc	81
338,000		Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	756
67,336	*,†	Virgin Australia Int Holdings	0	^
125,777		Wallenius Wilhelmsen ASA	683
429,000		Wan Hai Lines Ltd	1,715
65,999		Werner Enterprises, Inc	2,544
192,623		West Japan Railway Co	7,086
49,476	e	Westshore Terminals Investment Corp	1,228
545,652	*	Wheels Up Experience, Inc	1,064
224,800		Wilson Sons Holdings Brasil S.A.	335
142,149	*	Wincanton plc	603
1,388,000		Wisdom Marine Lines Co Ltd	3,031
168,790	*	XPO Logistics, Inc	8,129
310,821		Yamato Transport Co Ltd	4,974
1,701,000		Yang Ming Marine Transport	4,705
3	*	Yellow Corp	0	^
150,459		YTO Express Group Co Ltd	458
1,184,000		Yuexiu Transport Infrastructure Ltd	684
152,615		Yunda Holding Co Ltd	390
1,078,968		Zhejiang Expressway Co Ltd	994
87,841	e	ZIM Integrated Shipping Services Ltd	4,149
690,538		ZTO Express Cayman, Inc (ADR)	18,955
		TOTAL TRANSPORTATION	2,058,116
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 2.8%
1,802,418		A2A S.p.A.	$2,294
1,589,000		Absolute Clean Energy PCL	127
9,598,591		AC Energy Corp	1,405
25,836	e	Acciona S.A.	4,760
89,339		ACEA S.p.A.	1,324
90,934	*	ACWA Power Co	3,628
310,264	*	Adani Gas Ltd	9,422
349,193	*	Adani Green Energy Ltd	8,575
884,385	*	Adani Power Ltd	2,971
308,380	*	Adani Transmissions Ltd	9,707
279,400		AES Brasil Energia S.A.	569
401,860		AES Corp	8,443
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0	^
767,375		AGL Energy Ltd	4,387
3,550,984		Aguas Andinas S.A.	571
376,694	*	Aksa Enerji Uretim AS	545
801,015	e	Algonquin Power & Utilities Corp	10,766
10,925		AlKhorayef Water & Power Technologies Co	332
47,586		Allete, Inc	2,797
2,041,790		Alliant Energy Corp	119,669
333,846		AltaGas Ltd	7,044
24,852	*,e	Altus Power, Inc	157
165,200		Alupar Investimento S.A.	819
1,960,376		Ameren Corp	177,140
2,453,183		American Electric Power Co, Inc	235,358
19,254		American States Water Co	1,569
46,222		American Water Works Co, Inc	6,876
1,296,592		APA Group	10,098
3,397		Artesian Resources Corp	167
66,898		Ascopiave S.p.A.	203
125,442		Atco Ltd	4,298
48,774		Athens Water Supply & Sewage Co S.A.	369
34,536		Atmos Energy Corp	3,871
341,818		Auren Energia S.A.	890
16,007	e	Avangrid, Inc	738
59,425		Avista Corp	2,586
834,030		B Grimm Power PCL	827
708,200		Banpu Power PCL	286
1,501,900		BCPG PCL	464
10,220,000	*	Beijing Energy International Holding Co Ltd	317
446,179		Beijing Enterprises Holdings Ltd	1,586
3,358,586		Beijing Enterprises Water Group Ltd	1,013
4,776,000	*,†	Beijing Gas Blue Sky Holdings Ltd	6
1,674,000	*	Beijing Jingneng Clean Energy Co Ltd	384
24,286		BKW S.A.	2,541
334,653		Black Hills Corp	24,353
108,168	e	Boralex, Inc	3,603
115,698	e	Brookfield Infrastructure Corp	4,910
17,884	e	Brookfield Infrastructure Corp	760
112,747		Brookfield Renewable Corp	4,015
153,489	e	Brookfield Renewable Corp	5,467
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,359		California Water Service Group	$1,964
152,739		Canadian Utilities Ltd	4,555
712,000		Canvest Environment Protection Group Co Ltd	370
255,171		Capital Power Corp	8,923
139,495		Capital Stage AG.	2,563
262,200		CECEP Solar Energy Co Ltd	327
435,700		CECEP Wind-Power Corp	313
3,578,902		Centerpoint Energy, Inc	105,864
1,174,751		Centrais Eletricas Brasileiras S.A.	10,370
301,839		Centrais Eletricas Brasileiras S.A. (Preference)	2,693
6,879,840	*	Centrica plc	6,718
705,899		CESC Ltd	638
183,609		CEZ AS	8,285
910,000	e	CGN New Energy Holdings Co Ltd	429
3,613,000	g	CGN Power Co Ltd	875
22,156		Chesapeake Utilities Corp	2,870
2,770,000		China Datang Corp Renewable Power Co Ltd	942
931,000	e,g	China Everbright Greentech Ltd	256
1,091,113	e	China Everbright Water Ltd	228
2,231,965		China Gas Holdings Ltd	3,455
2,431,044		China Longyuan Power Group Corp	4,711
562,900		China National Nuclear Power Co Ltd	578
3,903,847		China Power International Development Ltd	2,481
673,312		China Resources Gas Group Ltd	3,139
1,374,373		China Resources Power Holdings Co	2,839
1,994,500		China Three Gorges Renewables Group Co Ltd	1,876
934,000		China Water Affairs Group Ltd	870
536,101		China Yangtze Power Co Ltd	1,853
614,846		Chubu Electric Power Co, Inc	6,191
312,100		Chugoku Electric Power Co, Inc	2,009
394,901		Cia de Saneamento Basico do Estado de Sao Paulo	3,182
1,192,000		Cia de Saneamento de Minas Gerais-COPASA	2,624
161,200		Cia de Saneamento do Parana	562
485,000		Cia de Saneamento do Parana (Preference)	348
1,666,956		Cia Energetica de Minas Gerais	3,306
14,700		Cia Energetica do Ceara	139
982,000		Cia Paranaense de Energia	1,282
205,100		Cia Paranaense de Energia	250
80,600		Cia Paranaense de Energia	515
691,723		CK Infrastructure Holdings Ltd	4,249
1,921,700		CK Power PCL	302
167,845		Clearway Energy, Inc (Class A)	5,366
243,570		Clearway Energy, Inc (Class C)	8,486
1,819,817		CLP Holdings Ltd	15,123
101,281		CMS Energy Corp	6,836
9,431,808		Colbun S.A.	653
9,100,000	*	Concord New Energy Group Ltd	905
152,370		Consolidated Edison, Inc	14,490
342,928		Constellation Energy Corp	19,636
901,488		Contact Energy Ltd	4,093
255,005	g	ContourGlobal plc	784
267,300		CPFL Energia S.A.	1,577
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,320,000	*,†,e	CT Environmental Group Ltd	$2
5,801		Daesung Holdings Co Ltd	330
1,475,880		Dominion Energy, Inc	117,790
74,509	*	Doral Group Renewable Energy Resources Ltd	268
396,056		Drax Group plc	3,109
49,002		DTE Energy Co	6,211
330,409		Duke Energy Corp	35,423
2,123,776		E.ON AG.	17,889
162,354		Edison International	10,267
493,400		EDP - Energias do Brasil S.A.	1,934
301,551		EDP Renovaveis S.A.	7,123
274,800		Electric Power Development Co	4,543
611,347	e	Electricite de France	5,022
348,417		Electricity Generating PCL	1,741
34,222	e	Elia System Operator S.A.	4,860
311,405		Emera, Inc	14,588
35,640	e	Enagas	788
181,102	e	Endesa S.A.	3,426
592,669	*	Enea S.A.	1,292
34,921,167		Enel Chile S.A.	790
13,659,699		Enel S.p.A.	74,913
2,512,164		Energias de Portugal S.A.	11,708
215,533		Energisa S.A.	1,662
261,918		Energix-Renewable Energies Ltd	798
1,809,144		Energy Absolute PCL	4,193
306,050	g	Enerjisa Enerji AS.	250
25,239,138		Enersis S.A.	2,396
1,201,400	*	Eneva S.A.	3,391
216,348		Engie Brasil Energia S.A.	1,707
619,651		Engie Energia Chile S.A.	241
2,609,887		Engie S.A.	30,220
1,098,065	*	Enlight Renewable Energy Ltd	2,102
568,935		ENN Energy Holdings Ltd	9,404
157,900		ENN Natural Gas Co Ltd	439
88,543		Entergy Corp	9,973
1,076,719		Equatorial Energia S.A.	4,699
34,143		eRex Co Ltd	553
69,646		ERG S.p.A.	2,171
130,153		Essential Utilities Inc	5,968
233,294		Evergy, Inc	15,222
154,235		Eversource Energy	13,028
58,127		EVN AG.	1,238
1,002,477		Exelon Corp	45,432
5,629	*,e	Fastned BV	151
139,964	e	Fersa Energias Renovables S.A.	167
1,898,075		FirstEnergy Corp	72,867
563,759		Fortis, Inc	26,651
268,444		Fortum Oyj	4,057
1,837,585		GAIL India Ltd	3,154
22,138,000	*,e	GCL New Energy Holdings Ltd	570
1,091,700		GD Power Development Co Ltd	639
632,109		Genesis Energy Ltd	1,045
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
779,257		Global Power Synergy Co Ltd	$1,424
2,962		Global Water Resources, Inc	39
254,632	*,e	Greenvolt-Energias Renovaveis S.A.	1,959
13,515	*,e	Grenergy Renovables S.A.	483
2,125,210		Guangdong Investments Ltd	2,246
208,994		Gujarat Gas Ltd	1,111
351,259		Gujarat State Petronet Ltd	973
3,207,827		Gulf Energy Development PCL	4,196
4,585,500		Gunkul Engineering PCL	735
26,846		Hawaiian Electric Industries, Inc	1,098
1,026,557	e	Hera S.p.A.	2,975
2,775,000		HK Electric Investments & HK Electric Investments Ltd	2,546
199,193		Hokkaido Electric Power Co, Inc	727
208,877		Hokuriku Electric Power Co	820
140,104		Holding CO ADMIE IPTO S.A.	275
12,354,979		Hong Kong & China Gas Ltd	13,334
1,527,938		Hong Kong Electric Holdings Ltd	9,626
425,919		Huadian Power International Corp Ltd (Class A)	250
428,766		Huaneng Power International, Inc - A	452
3,140,751		Huaneng Power International, Inc - H	1,564
392,125	g	Hydro One Ltd	10,543
7,782,427		Iberdrola S.A.	81,026
12,473		Idacorp, Inc	1,321
396,496	*	Indiabulls Infrastructure and Power Ltd	214
371,920		Indraprastha Gas Ltd	1,680
835,641		Infratil Ltd	4,003
164,938	e	Innergex Renewable Energy, Inc	2,217
1,027,900	*,†	Inter Far East Energy Corp	0	^
511,508		Interconexion Electrica S.A.	2,526
478,545		Inversiones Aguas Metropolitanas S.A.	167
1,216,778	*	Iride S.p.A.	2,662
562,512		Italgas S.p.A	3,282
8,543,904	*	Jaiprakash Power Ventures Ltd	702
243,000		Jiangsu Eastern Shenghong Co Ltd	616
813,428		Kansai Electric Power Co, Inc	8,052
21,789		Kenon Holdings Ltd	880
4,263,093		Keppel Infrastructure Trust	1,751
182,944		Korea Electric Power Corp	3,190
968,700		Kyushu Electric Power Co, Inc	6,228
310,066		Light S.A.	342
7	e	Macquarie Infrastructure Co LLC	0	^
67,505		Mahanagar Gas Ltd	651
1,897,600		Malakoff Corp BHD	272
272,742		Manila Electric Co	1,786
1,345,400		Manila Water Co, Inc	410
658,000		Mega First Corp BHD	521
721,120		Mercury NZ Ltd	2,539
1,350,628		Meridian Energy Ltd	3,941
33,010		MGE Energy, Inc	2,569
3,124		Middlesex Water Co	274
80,909	*	Montauk Renewables, Inc	813
19,677		National Fuel Gas Co	1,300
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,943		National Gas & Industrialization Co	$475
5,029,024		National Grid plc	64,628
95,394	e	Naturgy Energy Group S.A.	2,756
56,118	e,g	Neoen S.A.	2,115
75,296		New Jersey Resources Corp	3,353
5,387,188		NextEra Energy, Inc	417,292
123,887		Nippon Gas Co Ltd	1,764
106,579		NiSource, Inc	3,143
270,056		Northland Power Income Fund	8,040
160,224		Northwest Natural Holding Co	8,508
45,106		NorthWestern Corp	2,658
185,576		NRG Energy, Inc	7,083
4,565,127		NTPC Ltd	8,272
208,010		OGE Energy Corp	8,021
42,001		Okinawa Electric Power Co, Inc	406
353,700	*	Omega Energia S.A.	811
71,157		ONE Gas, Inc	5,777
105,328	*	OPC Energy Ltd	1,038
1,839,847		Origin Energy Ltd	7,303
21,311	e	Ormat Technologies, Inc	1,670
209,039	g	Orsted AS	22,017
247,634		Osaka Gas Co Ltd	4,746
37,518		Otter Tail Corp	2,519
17,353	*	OY Nofar Energy Ltd	431
330,076		Pennon Group plc	3,841
1,000,978		Petronas Gas BHD	3,732
1,429,633	*,b	PG&E Corp	14,268
1,074,884	*	PGE Polska Grupa Energetyczna S.A.	2,566
30,355		Pinnacle West Capital Corp	2,220
71,269		PNM Resources, Inc	3,405
74,645		Portland General Electric Co	3,608
3,657,223		Power Grid Corp of India Ltd	9,843
188,575		PPL Corp	5,116
13,318,000		PT Perusahaan Gas Negara Persero Tbk	1,424
224,078	*	Public Power Corp	1,242
411,155		Public Service Enterprise Group, Inc	26,018
31,374	*	Pure Cycle Corp	331
527,438		Qatar Electricity & Water Co	2,537
1,051,940		Ratch Group PCL	1,138
58,199	e	Red Electrica Corp S.A.	1,102
428,883		Redes Energeticas Nacionais S.A.	1,291
6,052,275	*	Reliance Power Ltd	888
42,800	*,e	RENOVA, Inc	772
109,373		Rubis S.C.A	2,572
2,338,858		RWE AG.	86,505
25,000		Saibu Gas Co Ltd	349
7,211		Sam Kwang Glass Ind Co Ltd	203
988,530		Saudi Electricity Co	6,395
144,065	g	Scatec Solar ASA	1,253
1,054,366		Scottish & Southern Energy plc	20,808
363,612		SDIC Power Holdings Co Ltd	571
34,265		Sechilienne-Sidec	1,790
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,138,778		SembCorp Industries Ltd	$2,337
336,316		Sempra Energy	50,538
35,087		Severn Trent plc	1,165
659,476		Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	445
184,088		Shenzhen Energy Group Co Ltd	177
300,042		Shikoku Electric Power Co, Inc	1,755
62,410	e	Shizuoka Gas Co Ltd	418
196,400		Sichuan Chuantou Energy Co Ltd	350
22,007		SJW Corp	1,373
283,256		Snam Rete Gas S.p.A.	1,486
87,477	*	Solaria Energia y Medio Ambiente S.A.	1,864
128,000	*,†	Sound Global Ltd	0	^
275,942		South Jersey Industries, Inc	9,421
268,411		Southern Co	19,140
102,380		Southwest Gas Holdings Inc	8,915
546,600		SPCG PCL	245
231,518		Spire, Inc	17,218
149,869	*,e	Sunnova Energy International, Inc	2,762
19,180,500		Super Energy Corp PCL (Foreign)	407
469,385	e	Superior Plus Corp	4,142
1,519,100		Synergy Grid & Development Phils, Inc	336
404,000		Taiwan Cogeneration Corp	510
1,672,640		Tata Power Co Ltd	4,302
1,274,393	*	Tauron Polska Energia S.A.	983
75,699		Telecom Plus plc	1,806
3,075,904		Tenaga Nasional BHD	5,569
66,135		Terna Energy S.A.	1,197
1,406,562		Terna Rete Elettrica Nazionale S.p.A.	11,059
88,000		Toho Gas Co Ltd	2,126
627,000		Tohoku Electric Power Co, Inc	3,365
1,092,096	*	Tokyo Electric Power Co, Inc	4,568
1,462,242		Tokyo Gas Co Ltd	30,304
200,287		Torrent Power Ltd	1,149
1,317,000		Towngas China Co Ltd	702
2,941,400		TPI Polene Power PCL	300
542,088	e	TransAlta Corp	6,187
126,030	e	TransAlta Renewables, Inc	1,611
244,600		Transmissora Alianca de Energia Eletrica S.A.	1,805
1,580,000		TTW PCL	474
51,297		UGI Corp	1,981
93,241		Uniper SE	1,393
95,723		United Utilities Group plc	1,192
32,224		Unitil Corp	1,892
733,414	*	Veolia Environnement	17,978
75,086		Verbund AG.	7,381
19,554	e	Via Renewables, Inc	150
492,811		Vistra Energy Corp	11,261
33,214	*,e	Voltalia S.A.	665
661,140		WEC Energy Group, Inc	66,537
27,730	e	West Holdings Corp	744
1,348,800		WHA Utilities and Power PCL	147
1,968,002	e	Xcel Energy, Inc	139,256
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,357		York Water Co	$95
6,847,100		YTL Corp BHD	909
2,507,500		YTL Power International BHD	390
1	*	Zorlu Enerji Elektrik Uretim AS	0	^
		TOTAL UTILITIES	3,005,712

		TOTAL COMMON STOCKS	104,711,669
		(Cost $108,000,961)

PURCHASED OPTIONS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
2,000		Meta Platforms, Inc	44
		TOTAL MEDIA & ENTERTAINMENT	44

		TOTAL PURCHASED OPTIONS	44
		(Cost $39)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
14,273	e	Saipem S.p.A	19
26,206	†,e	Webuild S.p.A	24
		TOTAL CAPITAL GOODS	43

CONSUMER DURABLES & APPAREL - 0.0%
1,195,534	e	Cie Financiere Richemont S.A.	651
		TOTAL CONSUMER DURABLES & APPAREL	651

CONSUMER SERVICES - 0.0%
69,576	e	PointsBet Holdings Pty Ltd	0	^
		TOTAL CONSUMER SERVICES	0	^

DIVERSIFIED FINANCIALS - 0.0%
1,059		Magellan Financial Group Ltd	1
		TOTAL DIVERSIFIED FINANCIALS	1

ENERGY - 0.0%
8,715	e	Weatherford International plc	3
790,079		Yinson Holdings BHD	61
		TOTAL ENERGY	64

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
167		Microport Scientific Corp	0	^
531,967		Vibhavadi Medical Center PCL	0	^
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0	^

MEDIA & ENTERTAINMENT - 0.0%
10,558		Advantage Solutions, Inc	2
189,775		carsales.com Ltd	87
		TOTAL MEDIA & ENTERTAINMENT	89
193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY			VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599	†	Chinook Therapeutics, Inc			$0	^
20,027	†,e	Tobira Therapeutics, Inc			1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

REAL ESTATE - 0.0%
33,324		MBK PCL			12
		TOTAL REAL ESTATE			12

		TOTAL RIGHTS / WARRANTS			861
		(Cost $1,695)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.0%
$5,000,000		Federal Farm Credit Bank (FFCB)	0.000%	07/05/22	4,999
5,000,000		FFCB	0.000	07/12/22	4,998
12,214,000		FFCB	0.000	07/20/22	12,205
25,805,000		FFCB	0.000	07/22/22	25,784
10,000,000		FFCB	0.000	09/13/22	9,961
230,110,000		Federal Home Loan Bank (FHLB)	0.000	07/01/22	230,110
20,000,000		FHLB	0.010	07/01/22	20,000
52,340,000		FHLB	0.000	07/06/22	52,330
35,850,000		FHLB	0.000	07/07/22	35,842
15,856,000		FHLB	0.000	07/08/22	15,852
59,900,000		FHLB	0.000	07/11/22	59,877
38,400,000		FHLB	0.000	07/12/22	38,384
94,325,000		FHLB	0.000	07/15/22	94,274
20,100,000		FHLB	0.000	07/18/22	20,087
10,300,000		FHLB	0.000	07/19/22	10,293
8,100,000		FHLB	0.000	07/21/22	8,093
35,543,000		FHLB	0.000	07/22/22	35,514
27,925,000		FHLB	0.000	07/27/22	27,897
15,000,000		FHLB	0.000	07/29/22	14,984
20,000,000		FHLB	0.000	08/04/22	19,968
44,000,000		FHLB	0.000	08/05/22	43,927
35,480,000		FHLB	0.000	08/09/22	35,414
50,000,000		FHLB	0.000	08/15/22	49,893
31,411,000		FHLB	0.000	08/19/22	31,338
15,000,000		FHLB	0.000	08/24/22	14,961
45,000,000		FHLB	0.000	09/07/22	44,839
50,000,000		FHLB	0.000	09/28/22	49,765
12,500,000		FHLB	0.000	12/21/22	12,341
20,000,000		FHLB	0.000	12/28/22	19,736
15,000,000		FHLB	0.000	02/27/23	14,733
12,500,000		Tennessee Valley Authority	0.000	07/06/22	12,498
		TOTAL GOVERNMENT AGENCY DEBT			1,070,897
194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REPURCHASE AGREEMENT - 0.2%
$191,245,000	r	Fixed Income Clearing Corp (FICC)	1.450%	07/01/22	$191,245
		TOTAL REPURCHASE AGREEMENT			191,245

TREASURY DEBT - 0.2%
32,327,000		United States Cash Management Bill	0.000	07/05/22	32,324
43,000,000		United States Treasury Bill	0.000	07/07/22	42,995
25,000,000		United States Treasury Bill	0.010	07/26/22	24,981
25,000,000		United States Treasury Bill	0.000	08/11/22	24,963
		TOTAL TREASURY DEBT			125,263

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
CERTIFICATE OF DEPOSIT - 0.0%
10,000,000		MUFG Bank	1.700	08/16/22	10,000
7,000,000		National Australia Bank	1.700	09/23/22	7,000
8,000,000		Nordea Bank Abp	1.670	10/24/22	8,000
21,000,000		Nordea Bank Abp	1.930	12/12/22	21,000
		TOTAL CERTIFICATE OF DEPOSIT			46,000

REPURCHASE AGREEMENT - 1.0%
7,000,000	s	Calyon	1.550	07/01/22	7,000
75,000,000	t	Citigroup	1.530	07/01/22	75,000
45,000,000	u	Citigroup	1.550	07/07/22	45,000
55,000,000	v	Deutsche Bank	1.550	07/01/22	55,000
114,031,000	w	Deutsche Bank	1.450	07/01/22	114,031
35,000,000	x	Goldman Sachs	1.450	07/01/22	35,000
100,000,000	y	HSBC	1.510	07/05/22	100,000
80,000,000	z	JP Morgan	1.550	07/01/22	80,000
50,181,000	aa	Merrill Lynch	1.550	07/01/22	50,181
60,000,000	ab	Morgan Stanley	1.490	07/01/22	60,000
175,000,000	ac	Nomura	1.480	07/01/22	175,000
52,000,000	ad	Royal Bank of Scotland	1.490	07/01/22	52,000
90,000,000	ae	Societe Generale	1.500	07/01/22	90,000
118,000,000	af	Societe Generale	1.500	07/01/22	118,000
		TOTAL REPURCHASE AGREEMENT			1,056,212

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,102,212

		TOTAL SHORT-TERM INVESTMENTS			2,489,617
		(Cost $2,490,025)
		TOTAL INVESTMENTS - 101.1%			107,202,248
		(Cost $110,492,784)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(1,162,190)
		NET ASSETS - 100.0%			$106,040,058

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
HDC	Housing Development Corporation
IRB	Interest Rate Reduction Bond
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
INR	Indian Rupee
195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,557,608,903.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $1,068,917,464 or 1.0% of net assets.
h	These securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $191,245,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.125%-0.250% and maturity dates 10/15/25-10/31/25, valued at $195,069,948.
s	Agreement with Calyon, 1.550% dated 6/30/22 to be repurchased at $7,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 2.500% and maturity date 8/1/50, valued at $7,140,000.
t	Agreement with Citigroup, 1.530% dated 6/30/22 to be repurchased at $75,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 1.500% and maturity date 2/15/30, valued at $76,500,067.
u	Agreement with Citigroup, 1.550% dated 6/30/22 to be repurchased at $45,000,000 on 7/7/22, collateralized by U.S. Government Agency Securities, with coupon rates 0.750%-4.500% and maturity dates 11/15/24-5/20/52, valued at $45,900,023.
v	Agreement with Deutsche Bank, 1.550% dated 6/30/22 to be repurchased at $55,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 0.000% and maturity dates 8/15/22-5/15/26, valued at $56,100,000.
w	Agreement with Deutsche Bank, 1.450% dated 6/30/22 to be repurchased at $114,031,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 0.000% and maturity dates 7/7/22-12/1/22, valued at $116,311,635.
x	Agreement with Goldman Sachs, 1.450% dated 6/30/22 to be repurchased at $35,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 1.630%-3.000% and maturity dates 9/30/26-5/15/45, valued at $35,700,000.
y	Agreement with HSBC, 1.510% dated 6/30/22 to be repurchased at $100,000,000 on 7/5/22, collateralized by U.S. Government Agency Securities, with coupon rates 0.050%-4.380% and maturity dates 4/15/24-5/15/41, valued at $102,000,069.
z	Agreement with JP Morgan, 1.550% dated 6/30/22 to be repurchased at $80,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 2.010%-3.600% and maturity dates 3/1/28-7/1/52, valued at $81,600,000.
aa	Agreement with Merrill Lynch, 1.550% dated 6/30/22 to be repurchased at $50,181,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 2.500% and maturity date 10/1/50, valued at $51,184,620.
ab	Agreement with Morgan Stanley, 1.490% dated 6/30/22 to be repurchased at $60,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 1.500%-6.000% and maturity dates 10/1/22-7/1/52, valued at $61,200,000.
ac	Agreement with Nomura, 1.480% dated 6/30/22 to be repurchased at $175,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 0.000%-2.880% and maturity dates 9/29/22-11/15/42, valued at $178,500,059.
ad	Agreement with Royal Bank of Scotland, 1.490% dated 6/30/22 to be repurchased at $52,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 1.880%-6.130% and maturity dates 2/15/29-5/15/52, valued at $53,040,016.
ae	Agreement with Societe Generale, 1.500% dated 6/24/22 to be repurchased at $90,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 0.000% and maturity date 12/29/22, valued at $91,800,091.
af	Agreement with Societe Generale, 1.500% dated 6/30/22 to be repurchased at $118,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 0.000% and maturity dates 10/11/22-12/29/22, valued at $120,360,036.

Cost amounts are in thousands.

196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Purchased options outstanding as of June 30, 2022 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Meta Platforms, Inc, Put	20	$40	$175.00	08/19/22	$44

Written options outstanding as of June 30, 2022 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(1)	$126.00	07/15/22	$(0)^
American Express Co, Put	30	(5)	125.00	07/15/22	(3)
AutoZone, Inc, Put	5	(13)	1,700.00	09/16/22	(10)
Delta Air Lines, Inc, Put	20	(1)	25.00	07/15/22	(1)
Intuitive Surgical, Inc, Put	20	(21)	180.00	09/16/22	(17)
Meta Platforms, Inc, Call	20	(12)	190.00	08/19/22	(9)
Meta Platforms, Inc, Put	20	(20)	175.00	08/19/22	(24)
Meta Platforms, Inc, Put	20	(29)	165.00	08/19/22	(33)
Microsoft Corp, Put	10	(7)	235.00	07/15/22	(1)
NVIDIA Corp, Put	3,178	(3,773)	130.00	12/16/22	(4,086)
Paramount Global, Call	45	(4)	40.00	08/19/22	(0)^
Paramount Global, Put	45	(18)	32.50	09/16/22	(36)
PayPal Holdings, Inc, Call	20	(5)	115.00	07/15/22	(0)^
Tesla, Inc, Call	3	(1)	950.00	07/15/22	(0)^
Wolfspeed, Inc, Put	20	(16)	65.00	09/16/22	(18)
Total	3,466	$(3,926)			$(4,257)
^ Amount represents less than $1,000.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	575	09/16/22	$54,206	$49,105	$(5,101)
S&P 500 E Mini Index	3,670	09/16/22	753,712	695,373	(58,339)
S&P Mid-Cap 400 E Mini Index	311	09/16/22	78,232	70,535	(7,697)
Total	4,556		$886,150	$815,013	$(71,137)
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	1,191,204		Britannia Industries Ltd	5.500%	06/03/24	$15
			TOTAL INDIA			15

			TOTAL CORPORATE BONDS			15
			(Cost $16)

			TOTAL BONDS			15
			(Cost $16)

SHARES			COMPANY

COMMON STOCKS - 98.9%

AUSTRALIA - 1.4%
	774,674	*	AMP Ltd			512
	227,215		APA Group			1,769
	1,845,209		Australia & New Zealand Banking Group Ltd			28,104
	43,637		Australian Stock Exchange Ltd			2,467
	681,005	*,†	AZ BGP Holdings			2
	697,179		BHP Billiton Ltd			19,963
	42,140		Cochlear Ltd			5,785
	399,044		Commonwealth Bank of Australia			24,931
	62,589		CSL Ltd			11,621
	164,350		Endeavour Group Ltd			860
	19,194,529		Glencore Xstrata plc			103,966
	1,106,070		IDP Education Ltd			18,112
	3,987,981		Ingenia Communities Group			10,984
	520,953		Insurance Australia Group Ltd			1,571
	77,551		Macquarie Group Ltd			8,830
	29,588	e	Magellan Financial Group Ltd			265
	620,804		Medibank Pvt Ltd			1,396
	261,899	*	Megaport Ltd			990
	720,488		National Australia Bank Ltd			13,662
	2,624,976	*,e	PointsBet Holdings Ltd			4,883
	218,831	*	Qantas Airways Ltd			677
	331,188		QBE Insurance Group Ltd			2,783
	108,829		Ramsay Health Care Ltd			5,512
	161,370		Rio Tinto plc			9,648
	319,806		Sonic Healthcare Ltd			7,289
	284,241		Suncorp-Metway Ltd			2,167
	873,638		Telstra Corp Ltd			2,324
	93,763		Wesfarmers Ltd			2,712
	826,872		Westpac Banking Corp			11,154
	125,980		Woodside Energy Group Ltd			2,769
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
164,350		Woolworths Ltd	$4,037
		TOTAL AUSTRALIA	311,745

AUSTRIA - 0.1%
310,335		BAWAG Group AG.	13,101
167,537		Erste Bank der Oesterreichischen Sparkassen AG.	4,257
13,157		Verbund AG.	1,293
		TOTAL AUSTRIA	18,651

BELGIUM - 0.1%
98,705		Anheuser-Busch InBev S.A.	5,316
276,855		KBC Groep NV	15,576
		TOTAL BELGIUM	20,892

BERMUDA - 0.0%
10,387		RenaissanceRe Holdings Ltd	1,624
		TOTAL BERMUDA	1,624

BRAZIL - 0.9%
1,066,600		AMBEV S.A.	2,731
4,681,062		Americanas S.A.	12,012
98,500		Atacadao Distribuicao Comercio e Industria Ltd	314
1,039,700		B3 SA-Brasil Bolsa Balcao	2,177
2,236,918		Banco Bradesco S.A.	6,146
15,760,918		Banco Bradesco S.A. (Preference)	51,799
3,266,360		Banco BTG Pactual S.A. - Unit	13,924
76,232		Banco do Brasil S.A.	486
34,700		Banco Santander Brasil S.A.	191
150,900		BB Seguridade Participacoes S.A.	749
41,800		Braskem S.A.	297
139,400	*	BRF S.A.	362
234,873		Centrais Eletricas Brasileiras S.A.	2,073
57,200		Centrais Eletricas Brasileiras S.A. (Preference)	510
271,800		Cia de Concessoes Rodoviarias	651
79,300		Cia de Saneamento Basico do Estado de Sao Paulo	639
288,405		Cia Energetica de Minas Gerais	572
145,800		Cia Siderurgica Nacional S.A.	430
266,768		Cosan SA Industria e Comercio	928
44,900		CPFL Energia S.A.	265
39,100		Energisa S.A.	301
37,750		Engie Brasil Energia S.A.	298
218,499		Equatorial Energia S.A.	954
246,600		Gerdau S.A. (Preference)	1,053
665,714	g	Hapvida Participacoes e Investimentos S.A.	696
190,200		Hypermarcas S.A.	1,383
13,141		Inter & Co, Inc	35
1,234,637		Investimentos Itau S.A. - PR	1,968
5,403,719		Itau Unibanco Holding S.A.	23,408
163,300		Klabin S.A.	630
132,895		Localiza Rent A Car	1,331
211,792		Lojas Renner S.A.	915
5,438,200		Magazine Luiza S.A.	2,432
9,724	*	MercadoLibre, Inc	6,193
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
194,395		Natura & Co Holding S.A.	$499
408,681	*	Pagseguro Digital Ltd	4,185
184,700	*	Petro Rio S.A.	776
857,500		Petroleo Brasileiro S.A.	5,004
1,091,938		Petroleo Brasileiro S.A. (Preference)	5,828
235,100		Raia Drogasil S.A.	863
81,100	g	Rede D’Or Sao Luiz S.A.	449
284,500		Rumo S.A.	868
586,896	*	StoneCo Ltd	4,519
165,822		Suzano SA	1,574
122,000		Telefonica Brasil S.A.	1,097
206,900		TIM S.A.	504
108,300		Totvus S.A.	481
164,700		Ultrapar Participacoes S.A.	387
2,191,164		Vale S.A.	32,054
242,600		Vibra Energia S.A.	775
363,620		Weg S.A.	1,838
162,000	*	XP, Inc	2,910
		TOTAL BRAZIL	203,464

CANADA - 2.5%
40,038		Agnico-Eagle Mines Ltd	1,833
842,456		Alimentation Couche-Tard, Inc	32,862
437,977		Bank of Montreal	42,117
273,466		Bank of Nova Scotia	16,185
331,325		Barrick Gold Corp	5,858
398		Brookfield Asset Management Reinsurance Partners Ltd	18
56,596		Brookfield Asset Management, Inc	2,518
444,011		Cameco Corp (Toronto)	9,334
200,682		Canadian Imperial Bank of Commerce	9,746
393,340		Canadian National Railway Co	44,245
223,616		Canadian Natural Resources Ltd	12,016
852,618		Canadian Pacific Railway Ltd	59,555
47,111		CI Financial Corp	500
523,635		Dollarama, Inc	30,152
450,434		Enbridge, Inc	19,022
6,028		Fairfax Financial Holdings Ltd	3,194
24,120		First Capital Real Estate Investment Trust	281
62,731		Great-West Lifeco, Inc	1,532
24,106		iA Financial Corp, Inc	1,199
18,690	e	IGM Financial, Inc	501
218,791	e	Imperial Oil Ltd	10,314
32,236		Intact Financial Corp	4,547
885,976	*	Ivanhoe Mines Ltd	5,100
724,647	*,e	Lightspeed Commerce, Inc	16,157
437,190		Manulife Financial Corp	7,581
75,707		National Bank of Canada	4,968
494,477		Nutrien Ltd	39,379
18,764		Onex Corp	934
125,269		Power Corp Of Canada	3,223
113,195		RioCan Real Estate Investment Trust	1,761
320,852		Royal Bank of Canada	31,068
1,562,500	*,e	Shopify, Inc (Class A)	48,822
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
131,783		Sun Life Financial, Inc	$6,038
459,862		Suncor Energy, Inc	16,134
301,833		Teck Cominco Ltd	9,229
39,111		Thomson Reuters Corp	4,077
12,702		TMX Group Ltd	1,293
407,822		Toronto-Dominion Bank	26,744
50,487	e	West Fraser Timber Co Ltd	3,874
		TOTAL CANADA	533,911

CHILE - 0.0%
4,101,105		Banco de Chile	373
4,215		Banco de Credito e Inversiones	123
5,753,224		Banco Santander Chile S.A.	232
334,981		Cencosud S.A.	426
31,401		Cia Cervecerias Unidas S.A.	199
3,285,584		Compania SudAmericana de Vapores S.A.	294
260,470		Empresas CMPC S.A.	433
89,475		Empresas COPEC S.A.	660
6,315,205		Enel Chile S.A.	143
4,917,211		Enersis S.A.	467
174,397		SACI Falabella	409
32,043		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,671
		TOTAL CHILE	6,430

CHINA - 3.1%
20,500		360 Finance, Inc (ADR)	355
34,200		360 Security Technology, Inc	44
151,000	g	3SBio, Inc	120
75,000	e	AAC Technologies Holdings, Inc	173
8,577	*	Advanced Micro-Fabrication Equipment, Inc China	150
12,600		AECC Aero-Engine Control Co Ltd	53
24,700		AECC Aviation Power Co Ltd	168
2,855,000	*	Agricultural Bank of China Ltd	1,079
539,500	*	Agricultural Bank of China Ltd (Class A)	244
28,118	*	Aier Eye Hospital Group Co Ltd	188
36,800	*	Air China Ltd	64
178,000	*,e	Air China Ltd (H shares)	155
30,207	*	Airtac International Group	1,008
3,197,972	*	Alibaba Group Holding Ltd	45,620
436,000	*,e	Alibaba Health Information Technology Ltd	303
149,000	g	A-Living Services Co Ltd	240
948,000		Aluminum Corp of China Ltd	356
177,800	*	Aluminum Corp of China Ltd (Class A)	126
4,484	*	Amlogic Shanghai Co Ltd	68
3,600		Angel Yeast Co Ltd	26
117,500		Anhui Conch Cement Co Ltd	510
20,600		Anhui Conch Cement Co Ltd (Class A)	109
24,900		Anhui Gujing Distillery Co Ltd	389
2,300		Anhui Gujing Distillery Co Ltd (Class A)	86
2,730		Anhui Honglu Steel Construction Group Co Ltd	14
4,000		Anhui Kouzi Distillery Co Ltd	35
9,900		Anhui Yingjia Distillery Co Ltd	96
260,800		Anta Sports Products Ltd	3,209
8,400		Apeloa Pharmaceutical Co Ltd	26
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,600	*	Asia-Potash International Investment Guangzhou Co Ltd	$60
1,600		Asymchem Laboratories Tianjin Co Ltd	69
7,000		Autohome, Inc (ADR)	275
24,200		Avary Holding Shenzhen Co Ltd	110
6,200		Avic Capital Co Ltd	3
29,300		AVIC Electromechanical Systems Co Ltd	54
427,000		AviChina Industry & Technology Co	244
5,600	*	AVICOPTER plc	38
120,677	*	Baidu, Inc (ADR)	17,948
143,500		Bank of Beijing Co Ltd	97
90,900		Bank of Changsha Co Ltd	108
19,300		Bank of Chengdu Co Ltd	48
241,600	*	Bank of China Ltd - A	118
25,020,000	*	Bank of China Ltd - H	9,997
267,300		Bank of Communications Co Ltd - A	199
878,000		Bank of Communications Co Ltd - H	609
30,200	*	Bank of Hangzhou Co Ltd	68
97,380		Bank of Jiangsu Co Ltd	104
57,400		Bank of Nanjing Co Ltd	89
36,400		Bank of Ningbo Co Ltd	195
85,922		Bank of Shanghai Co Ltd	84
341,000		Baoshan Iron & Steel Co Ltd	307
82,300		BBMG Corp	34
11,300	*	BeiGene Ltd (ADR)	1,829
218,000	*	Beijing Capital International Airport Co Ltd	149
29,400		Beijing Dabeinong Technology Group Co Ltd	34
7,300		Beijing Easpring Material Technology Co Ltd	99
18,600		Beijing Enlight Media Co Ltd	26
59,000		Beijing Enterprises Holdings Ltd	210
454,000		Beijing Enterprises Water Group Ltd	137
5,828		Beijing Kingsoft Office Software, Inc	172
9,500		Beijing Kunlun Tech Co Ltd	23
20,900		Beijing New Building Materials plc	108
49,900		Beijing Originwater Technology Co Ltd	39
717		Beijing Roborock Technology Co Ltd	66
11,424		Beijing Shiji Information Technology Co Ltd	27
3,800		Beijing Shunxin Agriculture Co Ltd	15
19,800		Beijing Sinnet Technology Co Ltd	31
10,540	*	Beijing Tiantan Biological Products Corp Ltd	38
4,845		Beijing United Information Technology Co Ltd	64
6,630		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	154
2,000		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	40
239,600		Beijing-Shanghai High Speed Railway Co Ltd	180
3,400		Betta Pharmaceuticals Co Ltd	31
2,200		BGI Genomics Co Ltd	24
100,744	*,e	Bilibili, Inc (ADR)	2,579
4,203		Bloomage Biotechnology Corp Ltd	90
833,500		BOC Hong Kong Holdings Ltd	3,310
5,700		BOC International China Co Ltd	11
195,000		BOE Technology Group Co Ltd	115
304,000		Bosideng International Holdings Ltd	189
136,000	*,†	Brilliance China Automotive Holdings Ltd	0	^
5,800		BTG Hotels Group Co Ltd	22
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,600		BYD Co Ltd	$1,229
184,500		BYD Co Ltd (H shares)	7,437
64,000	e	BYD Electronic International Co Ltd	203
7,100		By-health Co Ltd	23
17,030		Caitong Securities Co Ltd	20
8,400	*,e,g	CanSino Biologics, Inc	86
647	*	CanSino Biologics, Inc	19
49,600		CECEP Solar Energy Co Ltd	62
106,200		CECEP Wind-Power Corp	76
339,000	g	CGN Power Co Ltd	82
1,000		Chacha Food Co Ltd	9
2,600		Changchun High & New Technology Industry Group, Inc	91
24,000		Changjiang Securities Co Ltd	21
3,500		Changzhou Xingyu Automotive Lighting Systems Co Ltd	90
24,600		Chaozhou Three-Circle Group Co Ltd	111
27,700		Chengtun Mining Group Co Ltd	32
11,000		Chengxin Lithium Group Co Ltd	100
23,300	*	Chifeng Jilong Gold Mining Co Ltd	55
43,400		China Baoan Group Co Ltd	88
1,049,000		China Cinda Asset Management Co Ltd	165
918,000		China Citic Bank	411
573,000		China Coal Energy Co	484
284,000		China Communications Services Corp Ltd	125
154,500		China Conch Venture Holdings Ltd	337
91,500		China Construction Bank Corp - A	83
22,850,000		China Construction Bank Corp - H	15,407
65,400		China CSSC Holdings Ltd	186
36,600	*	China Eastern Airlines Corp Ltd	30
455,100	*	China Energy Engineering Corp Ltd	161
273,600		China Everbright Bank Co Ltd - A	123
411,000		China Everbright Bank Co Ltd - H	133
355,555		China Everbright International Ltd	210
815,000	g	China Feihe Ltd	938
369,000		China Galaxy Securities Co Ltd	213
25,200		China Galaxy Securities Co Ltd (Class A)	36
278,000		China Gas Holdings Ltd	430
9,700		China Great Wall Securities Co Ltd	15
27,400		China Greatwall Technology Group Co Ltd	44
550,500	e	China Hongqiao Group Ltd	620
411,800		China Insurance International Holdings Co Ltd	509
145,600	g	China International Capital Corp Ltd	311
4,600		China International Capital Corp Ltd	31
27,015	*	China International Travel Service Corp Ltd	942
974,000		China Jinmao Holdings Group Ltd	263
19,929		China Jushi Co Ltd	52
90,000		China Lesso Group Holdings Ltd	136
1,750,000		China Life Insurance Co Ltd	3,055
36,500		China Life Insurance Co Ltd (Class A)	170
36,400	*,g	China Literature Ltd	176
307,000		China Longyuan Power Group Corp	595
130,000		China Medical System Holdings Ltd	203
21,700		China Meheco Co Ltd	48
124,000		China Meidong Auto Holdings Ltd	394
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
727,000		China Mengniu Dairy Co Ltd	$3,645
898,500		China Merchants Bank Co Ltd	6,069
713,600		China Merchants Bank Co Ltd (Class A)	4,513
135,426		China Merchants Holdings International Co Ltd	231
37,020		China Merchants Securities Co Ltd	80
119,800		China Merchants Shekou Industrial Zone Holdings Co Ltd	241
12,600		China Minmetals Rare Earth Co Ltd	59
221,400		China Minsheng Banking Corp Ltd - A	123
669,800	e	China Minsheng Banking Corp Ltd - H	239
828,000	e	China Molybdenum Co Ltd	462
233,400		China Molybdenum Co Ltd (Class A)	200
984,000		China National Building Material Co Ltd	1,054
33,800		China National Chemical Engineering Co Ltd	48
97,100		China National Nuclear Power Co Ltd	100
51,800		China Northern Rare Earth Group High-Tech Co Ltd	273
538,000		China Oilfield Services Ltd	525
661,435		China Overseas Land & Investment Ltd	2,104
220,000		China Overseas Property Holdings Ltd	237
110,700	*	China Pacific Insurance Group Co Ltd - A	390
635,400		China Pacific Insurance Group Co Ltd - H	1,561
519,000		China Power International Development Ltd	330
126,300		China Railway Group Ltd - A	116
1,918,000		China Railway Group Ltd - H	1,187
83,084		China Railway Signal & Communication Corp Ltd	56
352,000		China Resources Beer Holdings Company Ltd	2,630
239,999		China Resources Cement Holdings Ltd	162
90,000		China Resources Gas Group Ltd	420
749,836		China Resources Land Ltd	3,516
14,775		China Resources Microelectronics Ltd	131
160,600	g	China Resources Mixc Lifestyle Services Ltd	798
188,000		China Resources Power Holdings Co	388
6,800		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	46
111,300		China Shenhua Energy Co Ltd - A	553
796,000		China Shenhua Energy Co Ltd - H	2,283
184,000	*	China Southern Airlines Co Ltd	107
60,500	*	China Southern Airlines Co Ltd (Class A)	66
246,000		China State Construction Engineering Corp Ltd	196
188,000		China State Construction International Holdings Ltd	208
491,000		China Suntien Green Energy Cor	250
399,300		China Three Gorges Renewables Group Co Ltd	376
1,670,000	g	China Tower Corp Ltd	215
425,300		China Vanke Co Ltd	1,071
144,258		China Vanke Co Ltd (Class A)	442
46,200		China Yangtze Power Co Ltd	160
6,300		China Zhenhua Group Science & Technology Co Ltd	128
90,400		China Zheshang Bank Co Ltd	45
628,000		Chinasoft International Ltd	644
5,900		Chongqing Brewery Co Ltd	129
17,654		Chongqing Changan Automobile Co Ltd	46
5,100		Chongqing Fuling Zhacai Group Co Ltd	26
284,100		Chongqing Rural Commercial Bank Co Ltd	157
8,500		Chongqing Zhifei Biological Products Co Ltd	141
463,487		CIFI Holdings Group Co Ltd	234
561,000		Citic Pacific Ltd	572
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
200,774		CITIC Securities Co Ltd	$450
71,070		CITIC Securities Co Ltd (Class A)	231
3,300		CNGR Advanced Material Co Ltd	61
42,630		CNNC Hua Yuan Titanium Dioxide Co Ltd	45
32,200		Contemporary Amperex Technology Co Ltd	2,580
184,445		COSCO Pacific Ltd	130
144,700		COSCO SHIPPING Development Co Ltd	65
99,900		COSCO SHIPPING Energy Transportation Co Ltd	154
176,360		COSCO SHIPPING Holdings Co Ltd - A	367
299,150		COSCO SHIPPING Holdings Co Ltd - H	420
1,885,000		Country Garden Holdings Co Ltd	1,176
391,000		Country Garden Services Holdings Co Ltd	1,755
19,300		CSC Financial Co Ltd	84
1,238,880		CSPC Pharmaceutical Group Ltd	1,238
3,984		Da An Gene Co Ltd of Sun Yat-Sen University	10
505,000	g	Dali Foods Group Co Ltd	269
441,700		Dalian Port PDA Co Ltd	112
120,200		Daqin Railway Co Ltd	118
13,300	*	Daqo New Energy Corp (ADR)	949
3,408		DaShenLin Pharmaceutical Group Co Ltd	16
10,400		DHC Software Co Ltd	10
13,600		Do-Fluoride New Materials Co Ltd	100
6,300		Dong-E-E-Jiao Co Ltd	35
43,600		Dongfang Electric Corp Ltd	107
652,000		Dongfeng Motor Group Co Ltd	496
11,300		Dongxing Securities Co Ltd	15
351,000		Dongyue Group	440
67,022		East Money Information Co Ltd	255
5,700		Ecovacs Robotics Co Ltd	104
73,800		ENN Energy Holdings Ltd	1,220
31,500		ENN Natural Gas Co Ltd	88
26,770	*	Eve Energy Co Ltd	392
194,000	e	Ever Sunshine Lifestyle Services Group Ltd	249
21,600		Everbright Securities Co Ltd	51
56,343		Fangda Carbon New Material Co Ltd	64
74,000	e	Far East Horizon Ltd	62
8,500		FAW Jiefang Group Co Ltd	12
18,900		Fiberhome Telecommunication Technologies Co Ltd	41
25,700		First Capital Securities Co Ltd	25
97,000	*,e	Flat Glass Group Co Ltd	341
20,100	*	Flat Glass Group Co Ltd	115
224,100		Focus Media Information Technology Co Ltd	226
51,147		Foshan Haitian Flavouring & Food Co Ltd	692
654,000		Fosun International	604
32,700		Founder Securities Co Ltd	33
49,000		Foxconn Industrial Internet Co Ltd	72
800		Fu Jian Anjoy Foods Co Ltd	20
3,300		Fujian Sunner Development Co Ltd	9
24,800		Fuyao Glass Industry Group Co Ltd - A	155
137,600	g	Fuyao Glass Industry Group Co Ltd - H	696
84,280	g	Ganfeng Lithium Co Ltd	929
14,900		Ganfeng Lithium Co Ltd	332
700		G-bits Network Technology Xiamen Co Ltd	41
100,500	*	GCL System Integration Technology Co Ltd	56
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
136,200		GD Power Development Co Ltd	$80
178,584	*,h	GDS Holdings Ltd	751
174,500	*	GDS Holdings Ltd (ADR)	5,827
1,373,000		Geely Automobile Holdings Ltd	3,145
69,600		GEM Co Ltd	95
31,500		Gemdale Corp	63
108,000	*	Genscript Biotech Corp	393
106,800		GF Securities Co Ltd	142
31,900		GF Securities Co Ltd (Class A)	89
11,200		Giant Network Group Co Ltd	15
9,772		Gigadevice Semiconductor Beijing, Inc	209
3,800		Ginlong Technologies Co Ltd	121
17,000		GoerTek, Inc	85
6,800		Gotion High-tech Co Ltd	46
10,000		Great Wall Motor Co Ltd	55
706,500		Great Wall Motor Co Ltd	1,463
18,400		Gree Electric Appliances, Inc of Zhuhai	93
210,000		Greentown China Holdings Ltd	437
338,000		Greentown Service Group Co Ltd	383
48,700		GRG Banking Equipment Co Ltd	68
23,600		Guangdong Haid Group Co Ltd	212
284,000		Guangdong Investments Ltd	300
2,800	*	Guangdong Kinlong Hardware Products Co Ltd	54
163,800		Guanghui Energy Co Ltd	257
28,300		Guangzhou Automobile Group Co Ltd	65
682,000		Guangzhou Automobile Group Co Ltd - H	662
10,800		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	51
44,100		Guangzhou Haige Communications Group, Inc Co	60
1,800	*	Guangzhou Kingmed Diagnostics Group Co Ltd	22
7,395		Guangzhou Shiyuan Electronic Technology Co Ltd	83
24,800		Guangzhou Tinci Materials Technology Co Ltd	230
13,486		Guangzhou Yuexiu Financial Holdings Group Co Ltd	14
12,200	*	Guolian Securities Co Ltd	22
29,100		Guosen Securities Co Ltd	42
42,200		Guotai Junan Securities Co Ltd	96
25,790		Guoyuan Securities Co Ltd	24
104,000	e,g	Haidilao International Holding Ltd	244
485,000		Haier Smart Home Co Ltd	1,805
82,600		Haier Smart Home Co Ltd	340
162,000		Haitian International Holdings Ltd	414
290,800		Haitong Securities Co Ltd	214
54,600		Haitong Securities Co Ltd (Class A)	80
14,036		Hangzhou First Applied Material Co Ltd	138
8,400		Hangzhou Lion Electronics Co Ltd	85
11,100		Hangzhou Oxygen Plant Group Co Ltd	52
6,130		Hangzhou Robam Appliances Co Ltd	33
18,800	*	Hangzhou Silan Microelectronics Co Ltd	147
1,800		Hangzhou Tigermed Consulting Co Ltd - A	31
10,900	g	Hangzhou Tigermed Consulting Co Ltd - H	126
108,000	g	Hansoh Pharmaceutical Group Co Ltd	219
9,200		Heilongjiang Agriculture Co Ltd	20
38,700		Henan Shenhuo Coal & Power Co Ltd	76
40,700		Henan Shuanghui Investment & Development Co Ltd	178
151,500		Hengan International Group Co Ltd	713
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
76,380		Hengli Petrochemical Co Ltd	$254
1,032,000	*,e	HengTen Networks Group Ltd	379
42,900		Hengtong Optic-electric Co Ltd	93
51,130		Hengyi Petrochemical Co Ltd	80
316,900		Hesteel Co Ltd	107
2,800		Hithink RoyalFlush Information Network Co Ltd	40
6,860		Hongfa Technology Co Ltd	43
182,468	e	Hopson Development Holdings Ltd	278
6,200		Hoshine Silicon Industry Co Ltd	110
55,000	*,g	Hua Hong Semiconductor Ltd	200
56,600		Huadian Power International Corp Ltd (Class A)	33
12,540		Huadong Medicine Co Ltd	85
51,600		Huafon Chemical Co Ltd	65
12,100		Huagong Tech Co Ltd	42
46,300		Huaibei Mining Holdings Co Ltd	101
13,460		Hualan Biological Engineering, Inc	46
45,600		Huaneng Power International, Inc - A	48
370,000		Huaneng Power International, Inc - H	184
151,000	g	Huatai Securities Co Ltd	225
15,500		Huatai Securities Co Ltd (Class A)	33
14,200		Huaxi Securities Co Ltd	17
82,600		Huaxia Bank Co Ltd	64
3,500		Huaxin Cement Co Ltd	10
15,700		Huayu Automotive Systems Co Ltd	54
77,474		Huazhu Group Ltd (ADR)	2,952
16,400		Hubei Xingfa Chemicals Group Co Ltd	108
5,800		Huizhou Desay Sv Automotive Co Ltd	128
4,700		Humanwell Healthcare Group Co Ltd	11
117,900		Hunan Valin Steel Co Ltd	90
8,548		Hundsun Technologies, Inc	56
7,471	*,e	Hutchison China MediTech Ltd (ADR)	94
80,800	*,e,g	Hygeia Healthcare Holdings Co Ltd	539
251,311	*	iClick Interactive Asia Group Ltd (ADR)	169
13,000		Iflytek Co Ltd	80
2,500		Imeik Technology Development Co Ltd	225
377,900		Industrial & Commercial Bank of China Ltd - A	269
13,328,000	*	Industrial & Commercial Bank of China Ltd - H	7,952
115,200		Industrial Bank Co Ltd	343
32,300		Industrial Securities Co Ltd	34
6,300		Ingenic Semiconductor Co Ltd	100
675,500		Inner Mongolia BaoTou Steel Union Co Ltd	238
46,800		Inner Mongolia Dian Tou Energy Corp Ltd	100
17,080		Inner Mongolia ERDOS Resources Co Ltd	46
115,800		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	84
88,900		Inner Mongolia Yili Industrial Group Co Ltd	518
301,800	*	Inner Mongolia Yitai Coal Co	495
56,900		Inner Mongolia Yuan Xing Energy Co Ltd	90
94,000	*,g	Innovent Biologics, Inc	421
5,000		Inspur Electronic Information Industry Co Ltd	20
3,000		Intco Medical Technology Co Ltd	11
29,953	*,e	IQIYI, Inc (ADR)	126
30,100		JA Solar Technology Co Ltd	356
3,760		Jafron Biomedical Co Ltd	29
2,210		Jason Furniture Hangzhou Co Ltd	19
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
102,600	*,e,g	JD Health International, Inc	$812
1,504,605		JD.com, Inc	48,483
42,200		Jiangsu Eastern Shenghong Co Ltd	107
148,000	*	Jiangsu Express	149
15,804		Jiangsu Hengli Hydraulic Co Ltd	146
38,082	*	Jiangsu Hengrui Medicine Co Ltd	211
5,900		Jiangsu King’s Luck Brewery JSC Ltd	45
20,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	557
3,000		Jiangsu Yangnong Chemical Co Ltd	60
4,700		Jiangsu Yoke Technology Co Ltd	39
5,200		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	20
46,600	*	Jiangsu Zhongtian Technology Co Ltd	161
285,000		Jiangxi Copper Co Ltd	390
28,958		Jiangxi Copper Co Ltd (Class A)	77
20,000	*	Jiangxi Special Electric Motor Co Ltd	75
13,300		Jiangxi Zhengbang Technology Co Ltd	12
44,700		Jinke Properties Group Co Ltd	19
142,000	g	Jinxin Fertility Group Ltd	131
1,900		JiuGui Liquor Co Ltd	53
174,000	e,g	Jiumaojiu International Holdings Ltd	463
87,200		Jizhong Energy Resources Co Ltd	97
8,900		Joincare Pharmaceutical Group Industry Co Ltd	16
1,540		Joinn Laboratories China Co Ltd	26
17,200		Jointown Pharmaceutical Group Co Ltd	31
5,200	*	Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	27
5,000		JOYY, Inc (ADR)	149
2,000		Juewei Food Co Ltd	17
19,400	*	Kanzhun Ltd (ADR)	510
29,600	*	KE Holdings, Inc (ADR)	531
23,200		Keda Industrial Group Co Ltd	72
64,500		Kingboard Chemical Holdings Ltd	245
238,000	*	Kingdee International Software Group Co Ltd	561
26,600		Kingfa Sci & Tech Co Ltd	38
88,800		Kingsoft Corp Ltd	347
703,600	*,g	Kuaishou Technology	7,908
13,000	*	Kuang-Chi Technologies Co Ltd	34
17,297		Kweichow Moutai Co Ltd	5,290
10,356,000		Lenovo Group Ltd	9,732
82,300		Lens Technology Co Ltd	137
1,300		Lepu Medical Technology Beijing Co Ltd	4
124,791	*	Li Auto, Inc (ADR)	4,781
526,500		Li Ning Co Ltd	4,902
70,100	*	Lingyi iTech Guangdong Co	53
2,100		Livzon Pharmaceutical Group, Inc	11
134,000	†,e	Logan Property Holdings Co Ltd	37
32,600		Lomon Billions Group Co Ltd	98
425,000	g	Longfor Properties Co Ltd	2,021
103,389		LONGi Green Energy Technology Co Ltd	1,034
77,000		Lufax Holding Ltd (ADR)	462
3,570		Luoyang Xinqianglian Slewing Bearing Co Ltd	47
35,700	*	Luxi Chemical Group Co Ltd	92
95,809		Luxshare Precision Industry Co Ltd	485
20,000		Luzhou Laojiao Co Ltd	738
106,200		Maanshan Iron & Steel Co Ltd (Class A)	60
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,190	*	Mango Excellent Media Co Ltd	$51
6,208		Maxscend Microelectronics Co Ltd	126
18,800	*	Meinian Onehealth Healthcare Holdings Co Ltd	16
935,100	*,g	Meituan Dianping (Class B)	23,335
88,200		Metallurgical Corp of China Ltd	46
51,900	e	Microport Scientific Corp	151
28,700		Midea Group Co Ltd	260
27,700		Ming Yang Smart Energy Group Ltd	140
65,000	e	Ming Yuan Cloud Group Holdings Ltd	105
176,000		Minth Group Ltd	482
748,000	*	MMG Ltd	278
13,528	*	Montage Technology Co Ltd	123
71,544		Muyuan Foodstuff Co Ltd	592
5,589		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	24
14,400		Nanjing Securities Co Ltd	18
96,960		NARI Technology Co Ltd	392
25,590	*	National Silicon Industry Group Co Ltd	88
7,100		NAURA Technology Group Co Ltd	295
3,500		NavInfo Co Ltd	8
482,395		NetEase, Inc	9,088
33,600		New China Life Insurance Co Ltd - A	162
239,000		New China Life insurance Co Ltd - H	673
58,300	*	New Hope Liuhe Co Ltd	134
36,520	*	New Oriental Education & Technology Group, Inc (ADR)	744
21,200		Ninestar Corp	161
2,600		Ningbo Deye Technology Co Ltd	109
3,500		Ningbo Joyson Electronic Corp	8
6,900		Ningbo Orient Wires & Cables Co Ltd	79
5,713		Ningbo Ronbay New Energy Technology Co Ltd	111
28,200		Ningbo Shanshan Co Ltd	125
6,100		Ningbo Tuopu Group Co Ltd	63
84,400		Ningxia Baofeng Energy Group Co Ltd	185
298,430	*	NIO, Inc (ADR)	6,482
408,200	e,g	Nongfu Spring Co Ltd	2,356
27,100	*	North Industries Group Red Arrow Co Ltd	118
5,300		Northeast Securities Co Ltd	6
1,105		NXP Semiconductors NV	164
167,300		Offshore Oil Engineering Co Ltd	104
10,800	*	OFILM Group Co Ltd	11
6,740	*	Oppein Home Group, Inc	152
48,128		Orient Securities Co Ltd	74
3,809		Ovctek China, Inc	33
134,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	77
2,232,000		People’s Insurance Co Group of China Ltd	683
169,700		People’s Insurance Co Group of China Ltd (Class A)	129
11,200		Perfect World Co Ltd	24
6,150		Pharmaron Beijing Co Ltd - A	88
18,450	g	Pharmaron Beijing Co Ltd - H	185
1,662,000		PICC Property & Casualty Co Ltd	1,733
327,163	*	Pinduoduo, Inc (ADR)	20,219
105,500	*	Ping An Bank Co Ltd	237
49,300	*,e,g	Ping An Healthcare and Technology Co Ltd	147
5,059,203		Ping An Insurance Group Co of China Ltd	34,824
158,900		Ping An Insurance Group Co of China Ltd (Class A)	1,111
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
58,700		Pingdingshan Tianan Coal Mining Co Ltd	$119
170,400		Poly Real Estate Group Co Ltd	445
130,800	e,g	Pop Mart International Group Ltd	635
156,800		Postal Savings Bank of China Co Ltd - A	126
6,670,000	e,g	Postal Savings Bank of China Co Ltd - H	5,315
90,300		Power Construction Corp of China Ltd	106
560		Proya Cosmetics Co Ltd	14
38,600		Qingdao Rural Commercial Bank Corp	19
3,001		Raytron Technology Co Ltd	18
12,000		Riyue Heavy Industry Co Ltd	46
126,530	*,e	RLX Technology, Inc (ADR)	270
132,350		Rongsheng Petro Chemical Co Ltd	305
111,700		SAIC Motor Corp Ltd	298
31,700		Sailun Group Co Ltd	54
2,500		Sangfor Technologies, Inc	39
260,000		Sany Heavy Equipment International	275
112,300		Sany Heavy Industry Co Ltd	320
45,600		SDIC Power Holdings Co Ltd	72
48,700		Sealand Securities Co Ltd	26
224,000		Seazen Group Ltd	111
12,500		Seazen Holdings Co Ltd	48
26,400		SF Holding Co Ltd	220
4,800		SG Micro Corp	131
165,900		Shaanxi Coal Industry Co Ltd	525
64,400	*	Shan XI Hua Yang Group New Energy Co Ltd	149
7,670		Shandong Buchang Pharmaceuticals Co Ltd	23
62,520		Shandong Gold Mining Co Ltd - A	172
182,250	g	Shandong Gold Mining Co Ltd - H	316
31,850		Shandong Hualu Hengsheng Chemical Co Ltd	139
4,400		Shandong Linglong Tyre Co Ltd	17
162,400		Shandong Nanshan Aluminum Co Ltd	90
4,000		Shandong Sun Paper Industry JSC Ltd	7
220,400		Shandong Weigao Group Medical Polymer Co Ltd	257
3,332		Shanghai Bairun Investment Holding Group Co Ltd	15
4,510	*	Shanghai Baosight Software Co Ltd	37
95,700	*	Shanghai Baosight Software Co Ltd	404
51,300	*	Shanghai Construction Group Co Ltd	23
202,000		Shanghai Electric Group Co Ltd	124
8,700		Shanghai Fosun Pharmaceutical Group Co Ltd - A	57
210,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd - H	783
1,183		Shanghai Friendess Electronic Technology Corp Ltd	39
6,000	*	Shanghai International Airport Co Ltd	51
60,700		Shanghai International Port Group Co Ltd	53
6,300	*	Shanghai Jinjiang International Hotels Development Co Ltd	59
8,746	*	Shanghai Junshi Biosciences Co Ltd	98
10,360		Shanghai Lingang Holdings Corp Ltd	21
368,769		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	324
3,400		Shanghai M&G Stationery, Inc	29
1,155		Shanghai Medicilon, Inc	59
16,700		Shanghai Pharmaceuticals Holding Co Ltd - A	45
84,200		Shanghai Pharmaceuticals Holding Co Ltd - H	140
160,800		Shanghai Pudong Development Bank Co Ltd	193
18,680		Shanghai Putailai New Energy Technology Co Ltd	237
48,300		Shanghai RAAS Blood Products Co Ltd	43
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
20,900		Shanghai Yuyuan Tourist Mart Group Co Ltd	$29
6,400		Shanghai Zhangjiang High-Tech Park Development Co Ltd	12
72,779		Shanxi Lu’an Environmental Energy Development Co Ltd	159
71,600		Shanxi Meijin Energy Co Ltd	131
19,330		Shanxi Securities Co Ltd	17
98,200		Shanxi Taigang Stainless Steel Co Ltd	80
16,520		Shanxi Xinghuacun Fen Wine Factory Co Ltd	803
74,070		Shanxi Xishan Coal & Electricity Power Co Ltd	148
22,900		Shenghe Resources Holding Co Ltd	77
27,100		Shengyi Technology Co Ltd	69
4,680		Shennan Circuits Co Ltd	66
119,600		Shenwan Hongyuan Group Co Ltd	77
9,280		Shenzhen Capchem Technology Co Ltd	73
1,600		Shenzhen Dynanonic Co Ltd	98
40,900		Shenzhen Energy Group Co Ltd	39
32,900		Shenzhen Inovance Technology Co Ltd	325
146,985		Shenzhen International Holdings Ltd	145
11,260		Shenzhen Investment Holdings Bay Area Development Co Ltd	4
4,640		Shenzhen Kangtai Biological Products Co Ltd	31
2,900		Shenzhen Kedali Industry Co Ltd	69
6,700		Shenzhen Mindray Bio-Medical Electronics Co Ltd	314
7,300		Shenzhen New Industries Biomedical Engineering Co Ltd	49
47,500		Shenzhen Overseas Chinese Town Co Ltd	46
6,000		Shenzhen Salubris Pharmaceuticals Co Ltd	25
4,100		Shenzhen SC New Energy Technology Corp	55
15,882		Shenzhen Senior Technology Material Co Ltd	69
9,700		Shenzhen Sunlord Electronics Co Ltd	40
8,665		Shenzhen Transsion Holdings Co Ltd	116
189,200		Shenzhou International Group Holdings Ltd	2,309
8,580		Shijiazhuang Yiling Pharmaceutical Co Ltd	31
144,500	†,e	Shimao Property Holdings Ltd	61
24,400		Sichuan Chuantou Energy Co Ltd	43
173,300		Sichuan Hebang Biotechnology Co Ltd	110
11,900		Sichuan Kelun Pharmaceutical Co Ltd	33
18,700	*	Sichuan New Energy Power Co Ltd	62
62,800		Sichuan Road & Bridge Co Ltd	99
2,400		Sichuan Swellfun Co Ltd	33
15,300		Sichuan Yahua Industrial Group Co Ltd	75
8,000		Sieyuan Electric Co Ltd	43
154,400		Silergy Corp	12,485
13,900	*	Sinolink Securities Co Ltd	19
21,400		Sinoma Science & Technology Co Ltd	88
5,620		Sinomine Resource Group Co Ltd	78
164,000		Sinopec Shanghai Petrochemical Co Ltd (Class A)	78
125,200		Sinopharm Group Co	303
8,100		Sinotrans Ltd (Class A)	5
176,500		Sinotruk Hong Kong Ltd	248
4,200		Skshu Paint Co Ltd	81
168,000	e,g	Smoore International Holdings Ltd	519
14,800		Songcheng Performance Development Co Ltd	34
28,262		SooChow Securities Co Ltd	29
29,700		Southwest Securities Co Ltd	18
2,200		StarPower Semiconductor Ltd	127
259,500	e	Sun Art Retail Group Ltd	85
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
699,000	†,e	Sunac China Holdings Ltd	$204
16,800		Sungrow Power Supply Co Ltd	247
64,800		Sunny Optical Technology Group Co Ltd	1,063
11,800	*	Sunwoda Electronic Co Ltd	56
27,700		Suzhou Dongshan Precision Manufacturing Co Ltd	95
1,940		Suzhou Maxwell Technologies Co Ltd	143
6,600		Suzhou TA&A Ultra Clean Technology Co Ltd	87
99,477	*	TAL Education Group (ADR)	484
21,400		Tangshan Jidong Cement Co Ltd	34
55,000		TBEA Co Ltd	226
68,300		TCL Technology Group Corp	49
3,172,100		Tencent Holdings Ltd	143,586
65,500	*	Tencent Music Entertainment (ADR)	329
4,400		Thunder Software Technology Co Ltd	86
4,900	*	Tianjin 712 Communication & Broadcasting Co Ltd	23
46,100		Tianjin Zhonghuan Semiconductor Co Ltd	406
19,200		Tianma Microelectronics Co Ltd	29
40,400		Tianshan Aluminum Group Co Ltd	40
65,800		Tianshui Huatian Technology Co Ltd	92
13,400	*	Tibet Summit Resources Co Ltd	58
454,000		Tingyi Cayman Islands Holding Corp	780
26,000		Titan Wind Energy Suzhou Co Ltd	64
4,956		Toly Bread Co Ltd	12
113,200	*	Tongcheng-Elong Holdings Ltd	245
34,900		TongFu Microelectronics Co Ltd	80
28,500		Tongkun Group Co Ltd	68
165,800		Tongling Nonferrous Metals Group Co Ltd	81
59,200		Tongwei Co Ltd	531
1,500	*	Topchoice Medical Corp	39
391,000	g	Topsports International Holdings Ltd	356
43,300		Transfar Zhilian Co Ltd	42
93,000		Travelsky Technology Ltd	181
26,168		Trina Solar Co Ltd	256
128,376	*	Trip.com Group Ltd (ADR)	3,524
128,000		Tsingtao Brewery Co Ltd	1,332
3,900		Tsingtao Brewery Co Ltd (Class A)	61
8,000	*	Unigroup Guoxin Microelectronics Co Ltd	227
299,000		Uni-President China Holdings Ltd	257
38,700	*	Unisplendour Corp Ltd	112
569,186	*	Vipshop Holdings Ltd (ADR)	5,629
8,900		Walvax Biotechnology Co Ltd	64
42,300		Wanhua Chemical Group Co Ltd	614
1,101,000		Want Want China Holdings Ltd	960
6,400	*,e	Weibo Corp (ADR)	148
178,000		Weichai Power Co Ltd	283
34,600		Weichai Power Co Ltd (Class A)	65
7,500		Weihai Guangwei Composites Co Ltd	66
91,640		Wens Foodstuffs Group Co Ltd	292
26,400		Western Securities Co Ltd	26
5,887	*	Western Superconducting Technologies Co Ltd	81
306,000		Wharf Holdings Ltd	1,115
11,400	*	Will Semiconductor Ltd	296
17,000		Wingtech Technology Co Ltd	217
17,050	*	Winning Health Technology Group Co Ltd	22
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
694,000		Winteam Pharmaceutical Group Ltd	$431
33,300	*	Wuchan Zhongda Group Co Ltd	26
30,599		Wuhan Guide Infrared Co Ltd	59
15,100		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	48
53,635		Wuliangye Yibin Co Ltd	1,622
23,550		WUS Printed Circuit Kunshan Co Ltd	52
13,816		WuXi AppTec Co Ltd - A	215
32,685	g	WuXi AppTec Co Ltd - H	437
956,000	*,g	Wuxi Biologics Cayman, Inc	8,858
10,300		Wuxi Lead Intelligent Equipment Co Ltd	97
3,420		Wuxi Shangji Automation Co Ltd	80
102,300		XCMG Construction Machinery Co Ltd	83
59,600		Xiamen C & D, Inc	116
3,500		Xiamen Faratronic Co Ltd	107
3,200		Xiamen Intretech, Inc	10
20,600		Xiamen Tungsten Co Ltd	67
1,394,400	*,g	Xiaomi Corp	2,440
53,800		Xinjiang Goldwind Science & Technology Co Ltd - A	119
194,800		Xinjiang Goldwind Science & Technology Co Ltd - H	365
43,800		Xinjiang Zhongtai Chemical Co Ltd	51
448,863		Xinyi Solar Holdings Ltd	696
83,189	*	XPeng, Inc (ADR)	2,640
305,000	e	XTEP International Holdings	553
108,000	g	Yadea Group Holdings Ltd	212
6,300		Yangzhou Yangjie Electronic Technology Co Ltd	67
32,900		Yantai Jereh Oilfield Services Group Co Ltd	198
362,000	*	Yanzhou Coal Mining Co Ltd	1,132
46,700		Yanzhou Coal Mining Co Ltd (Class A)	275
10,250		Yealink Network Technology Corp Ltd	117
2,682		Yifeng Pharmacy Chain Co Ltd	21
44,000		Yihai International Holding Ltd	159
18,900	*	Yihai Kerry Arawana Holdings Co Ltd	153
29,420		Yintai Gold Co Ltd	42
1,007,897		Yonghui Superstores Co Ltd	645
5,300		YongXing Special Materials Technology Co Ltd	121
18,459		Yonyou Network Technology Co Ltd	60
3,400	*	Youngy Co Ltd	78
17,300		YTO Express Group Co Ltd	53
13,500	*	Yuan Longping High-tech Agriculture Co Ltd	34
370,200		Yuexiu Property Co Ltd	476
364,156		Yum China Holdings, Inc	17,662
21,980		Yunda Holding Co Ltd	56
44,200		Yunnan Aluminium Co Ltd	65
9,100		Yunnan Baiyao Group Co Ltd	82
3,200		Yunnan Botanee Bio-Technology Group Co Ltd	104
11,708		Yunnan Energy New Material Co Ltd	439
22,600		Yunnan Tin Co Ltd	57
7,878	*	Zai Lab Ltd (ADR)	273
3,600	*	Zhangzhou Pientzehuang Pharmaceutical Co Ltd	192
281,500		Zhaojin Mining Industry Co Ltd	243
42,300		Zhefu Holding Group Co Ltd	30
115,720	*	Zhejiang Century Huatong Group Co Ltd	84
44,100		Zhejiang China Commodities City Group Co Ltd	37
33,100		Zhejiang Chint Electrics Co Ltd	177
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
38,000		Zhejiang Dahua Technology Co Ltd	$93
6,060		Zhejiang Dingli Machinery Co Ltd	46
168,000		Zhejiang Expressway Co Ltd	155
4,000		Zhejiang HangKe Technology, Inc Co	42
9,350	*	Zhejiang Huahai Pharmaceutical Co Ltd	32
19,903		Zhejiang Huayou Cobalt Co Ltd	285
16,800		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	170
5,000		Zhejiang Jiuzhou Pharmaceutical Co Ltd	39
47,900		Zhejiang Juhua Co Ltd	94
16,704		Zhejiang NHU Co Ltd	57
2,107		Zhejiang Orient Gene Biotech Co Ltd	36
31,781		Zhejiang Satellite Petrochemical Co Ltd	123
6,000		Zhejiang Semir Garment Co Ltd	5
3,100		Zhejiang Supor Co Ltd	26
14,300		Zhejiang Weiming Environment Protection Co Ltd	71
24,300		Zhejiang Weixing New Building Materials Co Ltd	87
4,300		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	33
12,500		Zhejiang Yongtai Technology Co Ltd	62
18,500		Zheshang Securities Co Ltd	32
67,900	*,e,g	ZhongAn Online P&C Insurance Co Ltd	222
6,800		Zhongji Innolight Co Ltd	32
134,000		Zhongsheng Group Holdings Ltd	947
67,400		Zhongtai Securities Co Ltd	77
7,899	*	Zhuzhou CRRC Times Electric Co Ltd	77
51,000		Zhuzhou CSR Times Electric Co Ltd	252
2,900		Zhuzhou Hongda Electronics Corp Ltd	27
32,500		Zhuzhou Kibing Group Co Ltd	62
38,500		Zibo Qixiang Tengda Chemical Co Ltd	47
1,318,000		Zijin Mining Group Co Ltd	1,604
281,500		Zijin Mining Group Co Ltd (Class A)	392
91,600		Zoomlion Heavy Industry Science and Technology Co Ltd - A	84
122,400		Zoomlion Heavy Industry Science and Technology Co Ltd - H	66
56,300		ZTE Corp	215
75,600		ZTE Corp (Class H)	177
161,229		ZTO Express Cayman, Inc (ADR)	4,426
		TOTAL CHINA	681,526

COLOMBIA - 0.0%
20,659		BanColombia S.A.	167
101,099		BanColombia S.A. (Preference)	772
1,355,902		Ecopetrol S.A.	736
99,693		Interconexion Electrica S.A.	492
		TOTAL COLOMBIA	2,167

CZECH REPUBLIC - 0.0%
37,391		CEZ AS	1,687
6,808		Komercni Banka AS	193
24,644	g	Moneta Money Bank AS	89
		TOTAL CZECH REPUBLIC	1,969

DENMARK - 0.5%
109,774		Carlsberg AS (Class B)	14,029
817,017		Novo Nordisk AS	90,609
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
81,885	g	Orsted AS	$8,625
		TOTAL DENMARK	113,263

EGYPT - 0.0%
156,018		Commercial International Bank	309
384,062		Eastern Tobacco	210
94,526	*	Egyptian Financial Group-Hermes Holding	60
221,458	*	Fawry for Banking & Payment Technology Services SAE	42
		TOTAL EGYPT	621

FINLAND - 0.3%
2,754,002		Nordea Bank Abp	24,354
1,843,939		Nordea Bank Abp	16,288
401,942		Sampo Oyj (A Shares)	17,565
87,000		Stora Enso Oyj (R Shares)	1,379
138,439		UPM-Kymmene Oyj	4,245
		TOTAL FINLAND	63,831

FRANCE - 2.7%
364,084	*	Accor S.A.	9,933
54,989		Air Liquide	7,402
974,511		Airbus SE	95,317
329,112		Cap Gemini S.A.	56,759
465,716	e	Cie Generale des Etablissements Michelin S.C.A	12,719
575,413		Compagnie de Saint-Gobain	24,863
305,532		Danone	17,110
136,099	e	Electricite de France	1,118
824,093		Engie S.A.	9,542
251,526		Essilor International S.A.	38,135
12,855	*	Euroapi S.A.	203
7,543	e	Gecina S.A.	708
10,151	e	Icade	498
123,583		Kering	64,044
179,321		L’Oreal S.A.	62,261
58,135		LVMH Moet Hennessy Louis Vuitton S.A.	35,630
382,984		Orange S. A.	4,513
9,901		Pernod-Ricard S.A.	1,830
295,678		Sanofi-Aventis	29,818
147,252		Teleperformance	45,469
572,557	e	Total S.A.	30,138
922,258		Valeo S.A.	17,971
128,396	*	Veolia Environnement	3,147
1,610,146		Vivendi Universal S.A.	16,431
		TOTAL FRANCE	585,559

GERMANY - 2.3%
68,950		Adidas-Salomon AG.	12,248
49,150		Allianz AG.	9,422
565,982	e	Aroundtown S.A.	1,810
60,579		BASF SE	2,650
2,484,770		Bayer AG.	148,381
252,310		Beiersdorf AG.	25,891
60,172		BioNTech SE (ADR)	8,972
745,646	*	Borussia Dortmund GmbH & Co KGaA	2,809
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
127,342		Deutsche Annington Immobilien SE	$3,940
105,213		Deutsche Boerse AG.	17,668
736,367		Deutsche Telekom AG.	14,646
469,634		E.ON AG.	3,956
583,808		HeidelbergCement AG.	28,187
382,531	*	HelloFresh SE	12,480
41,358		Henkel KGaA	2,541
1,124,853		Infineon Technologies AG.	27,363
13,203		LEG Immobilien AG.	1,099
1,073		OSRAM Licht AG.	61
765,376	*	Paion AG.	739
1,882,073		RWE AG.	69,610
795,400		Siemens AG.	81,764
213,365	g	Siemens Healthineers AG.	10,879
		TOTAL GERMANY	487,116

GREECE - 0.0%
196,551	*	Alpha Bank AE	174
218,050	*	Eurobank Ergasias S.A.	195
5,760	*,†	FF Group	0^
49,003		Hellenic Telecommunications Organization S.A.	856
24,751		JUMBO S.A.	360
15,254		Mytilineos Holdings S.A.	226
48,671	*	National Bank of Greece S.A.	146
44,836		OPAP S.A.	645
43,523	*	Public Power Corp	241
		TOTAL GREECE	2,843

HONG KONG - 0.4%
2,724,700		AIA Group Ltd	29,772
1,070,000	*	Alibaba Pictures Group Ltd	105
295,600		Bank of East Asia Ltd	416
230,000	*	Cathay Pacific Airways Ltd	253
115,230		CK Infrastructure Holdings Ltd	708
359,000		CLP Holdings Ltd	2,983
753,000		Hang Lung Properties Ltd	1,433
172,300		Hang Seng Bank Ltd	3,053
282,000		Henderson Land Development Co Ltd	1,060
2,286,806		Hong Kong & China Gas Ltd	2,468
265,712		Hong Kong Electric Holdings Ltd	1,674
271,482		Hong Kong Exchanges and Clearing Ltd	13,426
471,500		Hongkong Land Holdings Ltd	2,368
11,722	*	Jinmao Property Services Co Ltd	7
227,500		Kingboard Laminates Holdings Ltd	281
282,900		Link REIT	2,312
792,345	*	Melco Crown Entertainment Ltd (ADR)	4,556
329,000		New World Development Co Ltd	1,185
449,000		Nine Dragons Paper Holdings Ltd	381
30,500		Orient Overseas International Ltd	813
614,236		Prudential plc	7,641
964,250		Sino Biopharmaceutical	615
285,500		Sun Hung Kai Properties Ltd	3,380
80,000	e	Vinda International Holdings Ltd	205
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,544,000	g	WH Group Ltd	$2,743
234,000		Wharf Real Estate Investment Co Ltd	1,117
		TOTAL HONG KONG	84,955

HUNGARY - 0.0%
115,818		MOL Hungarian Oil & Gas plc	896
18,364		OTP Bank	412
80,846		Richter Gedeon Rt	1,463
		TOTAL HUNGARY	2,771

INDIA - 1.0%
61,238		Adani Enterprises Ltd	1,705
61,305	*	Adani Gas Ltd	1,862
69,189	*	Adani Green Energy Ltd	1,699
115,052	*	Adani Ports & Special Economic Zone Ltd	982
170,946	*	Adani Power Ltd	574
61,134	*	Adani Transmissions Ltd	1,924
133,749		Ambuja Cements Ltd	617
54,766		Apollo Hospitals Enterprise Ltd	2,562
88,187		Asian Paints Ltd	3,019
16,895		Associated Cement Co Ltd	456
23,913	*,g	AU Small Finance Bank Ltd	180
25,238		Aurobindo Pharma Ltd	164
37,462	*,g	Avenue Supermarts Ltd	1,622
538,590		Axis Bank Ltd	4,363
62,940		Bajaj Finance Ltd	4,331
3,477		Bajaj Finserv Ltd	484
15,803		Bajaj Holdings and Investment Ltd	744
18,900		Balkrishna Industries Ltd	517
56,726	g	Bandhan Bank Ltd	190
53,978		Berger Paints India Ltd	390
273,082		Bharat Electronics Ltd	810
54,203		Bharat Forge Ltd	449
217,030		Bharat Petroleum Corp Ltd	850
498,058	*	Bharti Airtel Ltd	4,332
92,064		Biocon Ltd	360
25,197		Britannia Industries Ltd	1,109
88,102		Cholamandalam Investment and Finance Co Ltd	694
43,222		Cipla Ltd	503
396,721		Coal India Ltd	934
27,629		Colgate-Palmolive India Ltd	521
59,450		Container Corp Of India Ltd	449
141,623		Dabur India Ltd	891
12,087		Divi S Laboratories Ltd	557
141,831		DLF Ltd	564
37,397		Dr Reddy’s Laboratories Ltd	2,085
31,108		Eicher Motors Ltd	1,105
383,270		GAIL India Ltd	658
86,012	*	Godrej Consumer Products Ltd	828
23,601	*	Godrej Properties Ltd	355
58,311		Grasim Industries Ltd	979
51,319		Havells India Ltd	717
99,168		HCL Technologies Ltd	1,228
208,939	g	HDFC Life Insurance Co Ltd	1,459
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,295		Hero Honda Motors Ltd	$944
304,804		Hindalco Industries Ltd	1,314
189,448		Hindustan Lever Ltd	5,372
168,414		Hindustan Petroleum Corp Ltd	465
323,551		Housing Development Finance Corp	8,952
1,576,220		ICICI Bank Ltd	14,161
51,302	g	ICICI Lombard General Insurance Co Ltd	730
76,383	g	ICICI Prudential Life Insurance Co Ltd	475
249,726	*	Indian Oil Corp Ltd	236
499,452		Indian Oil Corp Ltd	471
49,981		Indian Railway Catering & Tourism Corp Ltd	366
66,744		Indraprastha Gas Ltd	301
157,389		Indus Towers Ltd	418
17,411		Info Edge India Ltd	831
890,871		Infosys Technologies Ltd	16,558
19,243	*,g	InterGlobe Aviation Ltd	394
679,589		ITC Ltd	2,361
84,839		Jindal Steel & Power Ltd	355
159,732		JSW Steel Ltd	1,147
88,750		Jubilant Foodworks Ltd	579
50,119		Kotak Mahindra Bank Ltd	1,060
11,758	g	Larsen & Toubro Infotech Ltd	595
157,084		Larsen & Toubro Ltd	3,114
19,041		Lupin Ltd	148
200,296		Mahindra & Mahindra Ltd	2,786
119,560		Marico Ltd	725
29,958		Maruti Suzuki India Ltd	3,229
390,084		MindTree Ltd	14,332
294,149		Motherson Sumi Systems Ltd	442
171,835	*	Motherson Sumi Wiring India Lt	153
18,928		Mphasis Ltd	552
429		MRF Ltd	385
9,618		Muthoot Finance Ltd	119
7,789		Nestle India Ltd	1,728
916,384		NTPC Ltd	1,661
1,302		Page Industries Ltd	664
199,724		Petronet LNG Ltd	550
16,789		PI Industries Ltd	546
34,890		Pidilite Industries Ltd	925
126,347		Piramal Healthcare Ltd	2,662
734,775		Power Grid Corp of India Ltd	1,977
679,702	*	Reliance Industries Ltd	22,443
21,751		SBI Cards & Payment Services Ltd	212
101,022	g	SBI Life Insurance Co Ltd	1,387
189,026		Sesa Sterlite Ltd	535
2,459		Shree Cement Ltd	594
17,027		Shriram Transport Finance Co Ltd	278
15,504		Siemens India Ltd	472
32,954		SRF Ltd	944
1,029,502		State Bank of India	6,106
553,132		Sun Pharmaceutical Industries Ltd	5,826
176,870		Tata Consultancy Services Ltd	7,345
7,380		Tata Elxsi Ltd	767
383,055	*	Tata Motors Ltd	1,997
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
330,652		Tata Power Co Ltd	$850
165,413		Tata Steel Ltd	1,824
121,440		Tata Tea Ltd	1,090
53,417		Tech Mahindra Ltd	680
81,201		Titan Industries Ltd	2,001
11,050		Torrent Pharmaceuticals Ltd	401
39,901		Trent Ltd	545
22,778		Ultra Tech Cement Ltd	1,624
65,372	*	United Spirits Ltd	631
114,778		UPL Ltd	922
124,165		Wipro Ltd	657
1,025,414	*	Yes Bank Ltd	165
370,056	*	Zomato Ltd	254
		TOTAL INDIA	206,155

INDONESIA - 0.2%
3,683,300		Adaro Energy Tbk	709
1,786,200	*	ADARO MINERALS INDONESIA TBK PT	189
9,865,100		Astra International Tbk PT	4,396
13,547,100		Bank Central Asia Tbk PT	6,597
380,400	*	Bank Jago Tbk PT	234
78,783,393		Bank Rakyat Indonesia	22,001
510,800		Indofood CBP Sukses Makmur Tbk	328
4,846,100		Kalbe Farma Tbk PT	541
2,664,688	*	Merdeka Copper Gold Tbk PT	714
1,876,700		PT Aneka Tambang Tbk	227
4,947,647		PT Bank Mandiri Persero Tbk	2,642
9,034,900		PT Bank Negara Indonesia	4,773
6,075,400		PT Barito Pacific Tbk	308
1,688,400		PT Charoen Pokphand Indonesia Tbk	680
106,900		PT Gudang Garam Tbk	224
617,300		PT Indah Kiat Pulp and Paper Corp Tbk	315
981,900		PT Indofood Sukses Makmur Tbk	465
679,500		PT Semen Gresik Persero Tbk	325
3,850,200		PT Sumber Alfaria Trijaya Tbk	528
1,749,000		PT Unilever Indonesia Tbk	561
395,100		PT United Tractors Tbk	755
517,200	*	PT Vale Indonesia Tbk	197
5,105,800		Sarana Menara Nusantara Tbk PT	377
11,485,800		Telkom Indonesia Persero Tbk PT	3,090
1,642,400		Tower Bersama Infrastructure	325
		TOTAL INDONESIA	51,501
IRELAND - 0.6%
8,602,232		AIB Group plc	19,633
3,230,222		Bank of Ireland Group plc	20,417
1,316,453		CRH plc	45,429
214,346	*	Flutter Entertainment plc	21,654
16,271		Kerry Group plc (Class A)	1,556
428,877		Keywords Studios plc	11,457
29,193	*	Prothena Corp plc	793
493,757		Smurfit Kappa Group plc	16,651
		TOTAL IRELAND	137,590
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ISRAEL - 0.0%
255,946		Bank Hapoalim Ltd	$2,149
327,487		Bank Leumi Le-Israel	2,930
262,371		Israel Discount Bank Ltd	1,374
31,602		Mizrahi Tefahot Bank Ltd	1,052
		TOTAL ISRAEL	7,505

ITALY - 0.8%
421,320		Amplifon S.p.A.	12,953
3,810,794		Davide Campari-Milano NV	40,203
8,251,944		Enel S.p.A.	45,255
129,794		Ferrari NV	23,887
2,970,705		Intesa Sanpaolo S.p.A.	5,560
719,845		Moncler S.p.A	31,015
2,019,481		Prada S.p.A	11,357
		TOTAL ITALY	170,230

JAPAN - 5.0%
89,900		Acom Co Ltd	210
325		Activia Properties Inc	971
300		Aeon Mall Co Ltd	4
345,100		Aisin Seiki Co Ltd	10,681
10,608	*	All Nippon Airways Co Ltd	196
26,600	e	Aozora Bank Ltd	518
205,100		Asahi Intecc Co Ltd	3,105
232,179		Asahi Kasei Corp	1,766
481,700		Astellas Pharma, Inc	7,515
12,800		Bank of Kyoto Ltd	548
46,000		BayCurrent Consulting, Inc	12,298
445,100		Benefit One, Inc	6,030
71,737		Central Japan Railway Co	8,245
119,400		Chiba Bank Ltd	654
164,700		Chubu Electric Power Co, Inc	1,658
231,600		Concordia Financial Group Ltd	804
76,800		Daifuku Co Ltd	4,395
243,000		Dai-ichi Mutual Life Insurance Co	4,494
2,230,991		Daiichi Sankyo Co Ltd	56,740
101,831		Daikin Industries Ltd	16,350
7,100		Daito Trust Construction Co Ltd	614
322		Daiwa House REIT Investment Corp	732
325,500	*	Daiwa Securities Group, Inc	1,457
150,086		East Japan Railway Co	7,677
559,100		ENEOS Holdings, Inc	2,104
7,000		Fast Retailing Co Ltd	3,677
38,700		Fukuoka Financial Group, Inc	697
157,099		GMO Payment Gateway, Inc	11,190
275,700	*	Hitachi Construction Machinery Co Ltd	6,124
1,588,864	*	Hitachi Ltd	75,582
37,285	*	Hitachi Metals Ltd	564
155,200		Hulic Co Ltd	1,204
751		Hulic Reit, Inc	886
38,937		Idemitsu Kosan Co Ltd	930
4,461,700		Infomart Corp	12,460
172,074		Inpex Holdings, Inc	1,845
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8		Invincible Investment Corp	$2
371,700		Japan Elevator Service Holdings Co Ltd	3,888
91,100		Japan Post Bank Co Ltd	709
355,000		Japan Post Holdings Co Ltd	2,540
50,600		Japan Post Insurance Co Ltd	810
4		Japan Retail Fund Investment Corp	3
220,840	e	Japan Tobacco, Inc	3,827
94,509		JFE Holdings, Inc	994
473,600		JGC Corp	6,083
35,973		JSR Corp	935
318,400		Kansai Electric Power Co, Inc	3,152
37,701		Kansai Paint Co Ltd	481
107,600		Kao Corp	4,363
347,400		KDDI Corp	10,955
66		Kenedix Realty Investment Corp	332
209,000		Mebuki Financial Group Inc	412
258,301		Mitsubishi Chemical Holdings Corp	1,404
366,373		Mitsubishi Estate Co Ltd	5,310
33,100		Mitsubishi Gas Chemical Co, Inc	479
2,755,300		Mitsubishi UFJ Financial Group, Inc	14,741
90,700		Mitsubishi UFJ Lease & Finance Co Ltd	419
867,800		Mitsui & Co Ltd	19,069
33,801		Mitsui Chemicals, Inc	721
7,750		Mitsui Fudosan Co Ltd	167
1,207		Mitsui Fudosan Logistics Park, Inc	4,566
543,700		Mizuho Financial Group, Inc	6,190
1,273,650		MonotaRO Co Ltd	18,995
284		Mori Hills REIT Investment Corp	319
100,200		MS&AD Insurance Group Holdings Inc	3,072
171,700		Murata Manufacturing Co Ltd	9,345
2,118,600		Nexon Co Ltd	43,505
1,120,900		Nikon Corp	12,926
139,000		Nintendo Co Ltd	59,778
145,500		Nippon Paint Co Ltd	1,089
139,101		Nippon Steel Corp	1,947
271,200		Nippon Telegraph & Telephone Corp	7,792
22,239		Nissan Chemical Industries Ltd	1,026
29,800		Nitto Denko Corp	1,927
708,700	*	Nomura Holdings, Inc	2,575
772		Nomura Real Estate Master Fund, Inc	964
147,795		OJI Paper Co Ltd	640
138,111		Omron Corp	7,029
35,800		Oriental Land Co Ltd	5,000
296,000		ORIX Corp	4,961
522		Orix JREIT, Inc	709
114,700		Osaka Securities Exchange Co Ltd	1,663
167,200		Paltac Corp	5,195
480,500		Panasonic Corp	3,880
2,668,700		Recruit Holdings Co Ltd	78,594
3,410,700	*	Renesas Electronics Corp	30,865
471,400		Resona Holdings, Inc	1,763
53,100	*	SBI Holdings, Inc	1,038
138,200		Sekisui House Ltd	2,426
109,200		Seven & I Holdings Co Ltd	4,237
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
132,900		Seven Bank Ltd	$254
106,298	*	SHIFT, Inc	13,940
54,100		Shin-Etsu Chemical Co Ltd	6,081
34,900	*	Shinsei Bank Ltd	526
23,300		Shiseido Co Ltd	939
93,800		Shizuoka Bank Ltd	565
485,300		SMS Co Ltd	9,627
75,600		Sompo Holdings, Inc	3,339
2,170,065		Sony Corp	176,983
3,296		Star Asia Investment Corp	1,492
290,000		Sumitomo Chemical Co Ltd	1,135
94,401		Sumitomo Heavy Industries Ltd	2,090
45,100		Sumitomo Metal Mining Co Ltd	1,398
1,445,301		Sumitomo Mitsui Financial Group, Inc	42,962
76,100		Sumitomo Mitsui Trust Holdings, Inc	2,352
20		Sumitomo Realty & Development Co Ltd	1
121,100		T&D Holdings, Inc	1,450
21,782		Taiyo Nippon Sanso Corp	349
350,000		Takeda Pharmaceutical Co Ltd	9,831
646,697		TechnoPro Holdings, Inc	12,982
142,200		Tokio Marine Holdings, Inc	8,292
9,500		Tokyo Century Corp	316
327,400	*	Tokyo Electric Power Co, Inc	1,370
172,800		Tokyo Gas Co Ltd	3,581
251,900	e	Tokyo Tatemono Co Ltd	3,475
265,701		Toray Industries, Inc	1,496
53,321		Tosoh Corp	663
7,242,210	*	Toyota Motor Corp	111,742
479		United Urban Investment Corp	504
		TOTAL JAPAN	1,090,472

KOREA, REPUBLIC OF - 1.3%
2,468	*	Alteogen, Inc	116
7,144		Amorepacific Corp	718
1,871		BGF retail Co Ltd	273
7,362		Celltrion Healthcare Co Ltd	391
1,230	*	Celltrion Pharm Inc	75
21,999		Celltrion, Inc	3,037
14,910		Cheil Communications, Inc	274
1,849		CJ CheilJedang Corp	541
3,252		CJ Corp	195
2,551		CJ O Shopping Co Ltd	185
62,427	*	Coupang, Inc	796
12,615		Coway Co Ltd	624
10,536		Dongbu Insurance Co Ltd	499
11,337		Doosan Bobcat, Inc	254
36,420	*	Doosan Heavy Industries and Construction Co Ltd	547
10,960		Ecopro BM Co Ltd	966
4,691		E-Mart Co Ltd	383
3,748		F&F Co Ltd	390
547		Green Cross Corp	71
5,755		GS Engineering & Construction Corp	140
11,330		GS Holdings Corp	366
27,346		Hana Financial Group, Inc	831
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,592		Hankook Tire Co Ltd	$423
614		Hanmi Pharm Co Ltd	146
40,358		Hanon Systems	314
26,060	*	Hanwha Chemical Corp	763
21,066	*	HLB, Inc	577
3,974		Honam Petrochemical Corp	554
6,831		Hotel Shilla Co Ltd	376
3,572	*	HYBE Co Ltd	401
213,845		Hynix Semiconductor, Inc	15,100
7,408		Hyundai Engineering & Construction Co Ltd	237
4,185		Hyundai Glovis Co Ltd	582
3,591	*	Hyundai Heavy Industries	261
3,862	*	Hyundai Heavy Industries Co Ltd	426
24,124		Hyundai Merchant Marine Co Ltd	459
14,866		Hyundai Mobis	2,291
31,744		Hyundai Motor Co	4,436
8,334		Hyundai Motor Co Ltd (2nd Preference)	563
5,244		Hyundai Motor Co Ltd (Preference)	352
4,801		Hyundai Robotics Co Ltd	221
19,952		Hyundai Steel Co	495
4,956		Iljin Materials Co Ltd	268
21,991		Industrial Bank of Korea	163
28,162		Kakao Corp	1,526
7,504	*	Kakao Games Corp	285
10,659	*	KakaoBank Corp	249
21,657	*	Kangwon Land, Inc	425
202,975		KB Financial Group, Inc	7,580
60,125		Kia Motors Corp	3,589
16,579		Korea Aerospace Industries Ltd	686
24,335		Korea Electric Power Corp	424
1,977	*	Korea Express Co Ltd	174
3,569		Korea Investment Holdings Co Ltd	170
1,624		Korea Kumho Petrochemical	175
1,894		Korea Zinc Co Ltd	713
15,318	*	Korean Air Lines Co Ltd	299
5,327	*,g	Krafton, Inc	900
26,359		KT&G Corp	1,671
4,886		L&F Co Ltd	797
105,357		LG Chem Ltd	41,856
1,761		LG Chem Ltd (Preference)	326
20,993		LG Corp	1,263
21,371		LG Display Co Ltd	240
9,553		LG Electronics, Inc	652
4,703	*,e	LG Energy Solution	1,357
2,160		LG Household & Health Care Ltd	1,135
482		LG Household & Health Care Ltd (Preference)	121
1,268		LG Innotek Co Ltd	336
21,481		LG Telecom Ltd	211
1,191		Lotte Shopping Co Ltd	96
6,678		Meritz finance Holdings Co Ltd	133
7,497		Meritz Fire & Marine Insurance Co Ltd	192
24,310		Meritz Securities Co Ltd	85
24,262		Mirae Asset Daewoo Co Ltd	124
11,830		Naver Corp	2,207
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,498		NCsoft	$404
1,860	g	Netmarble Corp	99
5,357		Orion Corp/Republic of Korea	431
6,444		Pacific Corp	186
21,826		Pan Ocean Co Ltd	100
2,841	*	Pearl Abyss Corp	112
17,687		POSCO	3,154
5,900		POSCO Refractories & Environment Co Ltd	489
3,947		S1 Corp (Korea)	196
6,450	*,g	Samsung Biologics Co Ltd	3,943
18,835		Samsung C&T Corp	1,793
5,081		Samsung Electro-Mechanics Co Ltd	514
2,633,262		Samsung Electronics Co Ltd	116,146
75,074		Samsung Electronics Co Ltd (Preference)	3,018
14,531	*	Samsung Engineering Co Ltd	242
7,127		Samsung Fire & Marine Insurance Co Ltd	1,107
60,519	*	Samsung Heavy Industries Co Ltd	283
17,427		Samsung Life Insurance Co Ltd	842
33,245		Samsung SDI Co Ltd	13,710
3,168		Samsung SDS Co Ltd	318
4,996		Samsung Securities Co Ltd	129
8,135		SD Biosensor, Inc	244
21,264		Seegene, Inc	593
108,470		Shinhan Financial Group Co Ltd	3,110
4,854	*	SK Biopharmaceuticals Co Ltd	281
5,063	*	SK Bioscience Co Ltd	394
2,419		SK Chemicals Co Ltd	172
8,906		SK Holdings Co Ltd	1,482
5,331	*,g	SK IE Technology Co Ltd	405
12,534	*	SK Innovation Co Ltd	1,861
21,974	*	SK Square Co Ltd	664
2,873		SK Telecom Co Ltd	115
4,495		SKC Co Ltd	462
11,209		S-Oil Corp	893
46,071		Woori Financial Group, Inc	431
11,674		Woori Investment & Securities Co Ltd	82
4,394		Yuhan Corp	190
		TOTAL KOREA, REPUBLIC OF	269,672

KUWAIT - 0.1%
337,377		Agility Public Warehousing Co KSC	897
108,327		Boubyan Bank KSCP	273
152,874		Gulf Bank KSCP	159
1,325,685		Kuwait Finance House	3,769
142,347		Mabanee Co KPSC	350
540,320		Mobile Telecommunications Co KSC	1,047
1,677,597		National Bank of Kuwait SAKP	5,707
		TOTAL KUWAIT	12,202

LUXEMBOURG - 0.0%
140,187		ArcelorMittal	3,144
11,754		Reinet Investments S.C.A	206
		TOTAL LUXEMBOURG	3,350
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

MACAU - 0.0%
302,000		Galaxy Entertainment Group Ltd	$1,809
		TOTAL MACAU	1,809

MALAYSIA - 0.1%
155,700		AMMB Holdings BHD	132
250,043		Axiata Group Bhd	161
594,702		Bumiputra-Commerce Holdings BHD	669
989,000		Dialog Group BHD	478
283,600		Digi.Com BHD	225
17,400		Fraser & Neave Holdings BHD	84
485,300		Genting BHD	500
659,300		Genting Malaysia BHD	426
118,500		HAP Seng Consolidated BHD	192
161,700		Hartalega Holdings BHD	112
53,200		Hong Leong Bank BHD	247
10,900		Hong Leong Credit BHD	46
850,600		IHH Healthcare BHD	1,245
615,800		Inari Amertron BHD	370
558,300		IOI Corp BHD	486
96,930		Kuala Lumpur Kepong BHD	483
1,132,124		Malayan Banking BHD	2,206
198,400	*	Malaysia Airports Holdings BHD	297
207,600		Maxis BHD	156
371,300		MISC BHD	598
421,950	g	MR DIY Group M Bhd	198
16,300		Nestle Malaysia BHD	490
552,800		Petronas Chemicals Group BHD	1,129
70,600		Petronas Dagangan BHD	339
231,400		Petronas Gas BHD	863
143,180		PPB Group BHD	515
728,700		Press Metal BHD	788
3,481,700		Public Bank BHD	3,454
152,750		QL Resources BHD	180
125,662		RHB Capital BHD	163
627,400		Sime Darby BHD	304
420,800		Sime Darby Plantation BHD	414
1,153		SP Setia BHD	0	^
98,700		Telekom Malaysia BHD	118
624,800		Tenaga Nasional BHD	1,131
468,900		Top Glove Corp BHD	111
		TOTAL MALAYSIA	19,310

MEXICO - 0.1%
681,700		Alfa S.A. de C.V. (Class A)	484
6,378,500		America Movil S.A.B. de C.V.	6,518
3,392,694	*,e	Cemex S.A. de C.V.	1,321
123,620		Coca-Cola Femsa SAB de C.V.	685
99,700		Embotelladoras Arca SAB de C.V.	657
691,900		Fibra Uno Administracion S.A. de C.V.	689
440,400		Fomento Economico Mexicano S.A. de C.V.	2,973
45,490	e	Gruma SAB de C.V.	504
80,000		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,114
41,750	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	821
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
302,100		Grupo Bimbo S.A. de C.V. (Series A)	$982
108,700	e	Grupo Carso S.A. de C.V. (Series A1)	405
640,800		Grupo Financiero Banorte S.A. de C.V.	3,574
201,627	*,e	Grupo Financiero Inbursa S.A.	321
690,300	e	Grupo Mexico S.A. de C.V. (Series B)	2,859
540,600	e	Grupo Televisa S.A.	887
29,595	e	Industrias Penoles S.A. de C.V.	274
301,000	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	408
259,100	e	Operadora de Sites Mexicanos S.A. de C.V.	300
226,500		Orbia Advance Corp SAB de C.V.	530
42,965	e	Promotora y Operadora de Infraestructura SAB de C.V.	315
1,177,100		Wal-Mart de Mexico SAB de C.V.	4,058
		TOTAL MEXICO	30,679

NETHERLANDS - 2.2%
49,895	*,g	Adyen NV	72,005
4,183	*	Argenx SE	1,567
23,304	*	Argenx SE	8,785
197,166		ASML Holding NV	93,149
125,645	g	Euronext NV	10,304
62,297		Heineken NV	5,670
8,897,097		ING Groep NV	87,651
272,635		Koninklijke Ahold Delhaize NV	7,096
675,588		Koninklijke KPN NV	2,404
5,798,471		Shell plc	151,008
1,610,146		Universal Music Group NV	32,261
		TOTAL NETHERLANDS	471,900

NORWAY - 0.8%
902,637	e	Aker BP ASA	31,261
3,669,298		Equinor ASA	127,858
198,922		Gjensidige Forsikring BA	4,049
515,576		Norsk Hydro ASA	2,914
		TOTAL NORWAY	166,082

PERU - 0.0%
48,200	e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	318
16,800		Credicorp Ltd	2,015
19,658		Southern Copper Corp	979
		TOTAL PERU	3,312

PHILIPPINES - 0.1%
403,580		Aboitiz Equity Ventures, Inc	349
2,039,050		AC Energy Corp	298
22,570		Ayala Corp	246
1,683,870		Ayala Land, Inc	783
165,740		Bank of the Philippine Islands	256
179,820		BDO Unibank, Inc	362
493,700	*	Converge ICT Solutions, Inc	190
2,845		Globe Telecom, Inc	117
21,224		GT Capital Holdings, Inc	189
229,470		International Container Term Services, Inc	768
658,265		JG Summit Holdings (Series B)	583
97,120		Jollibee Foods Corp	360
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
57,120		Manila Electric Co	$374
914,900		Metro Pacific Investments Corp	59
156,263		Metropolitan Bank & Trust	136
1,381,900	*,g	Monde Nissin Corp	327
8,180		PLDT, Inc	250
5,826,950		Robinsons Retail Holdings, Inc	5,341
22,060		SM Investments Corp	314
2,600,600		SM Prime Holdings	1,731
201,030		Universal Robina	406
		TOTAL PHILIPPINES	13,439

POLAND - 0.1%
328,332	*,g	Allegro.eu S.A.	1,765
17,316		Bank Pekao S.A.	317
3,045		Bank Zachodni WBK S.A.	159
1,210		BRE Bank S.A.	61
5,946	*	CD Projekt Red S.A.	128
48,167		Cyfrowy Polsat S.A.	228
9,879	*,g	Dino Polska S.A.	705
187,549	*,e	InPost S.A.	1,087
29,678	*	KGHM Polska Miedz S.A.	793
239		LPP S.A.	483
200,579	*	PGE Polska Grupa Energetyczna S.A.	479
74,106		Polski Koncern Naftowy Orlen S.A.	1,138
478,568		Polskie Gornictwo Naftowe i Gazownictwo S.A.	610
77,634	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	487
132,228		Powszechny Zaklad Ubezpieczen S.A.	886
140,211		Telekomunikacja Polska S.A.	196
		TOTAL POLAND	9,522

PORTUGAL - 0.1%
899,973		Jeronimo Martins SGPS S.A.	19,510
		TOTAL PORTUGAL	19,510

QATAR - 0.1%
467,173		Barwa Real Estate Co	429
169,034		Commercial Bank of Qatar QSC	318
345,733		Industries Qatar QSC	1,517
514,435		Masraf Al Rayan	584
926,948		Mesaieed Petrochemical Holding Co	634
196,257		Ooredoo QSC	415
101,918		Qatar Electricity & Water Co	490
125,867		Qatar Fuel QSC	617
615,112		Qatar Gas Transport Co Ltd	633
56,911		Qatar International Islamic Bank QSC	167
147,928		Qatar Islamic Bank SAQ	904
1,449,062		Qatar National Bank	7,955
		TOTAL QATAR	14,663

ROMANIA - 0.0%
103,034		NEPI Rockcastle plc	549
		TOTAL ROMANIA	549
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

RUSSIA - 0.0%
12,672	*,†,e	Ozon Holdings plc (ADR)	$0	^
211,169	*,†	VTB Bank PJSC (GDR) Tradegate	2
		TOTAL RUSSIA	2

SAUDI ARABIA - 0.3%
17,531	*	ACWA Power Co	699
29,477		Advanced Petrochemical Co	404
489,519		Al Rajhi Bank	10,785
268,933		Alinma Bank	2,403
58,078		Almarai Co JSC	813
53,802		Arab National Bank	424
43,394	*	Bank AlBilad	508
35,216		Bank Al-Jazira	210
132,570		Banque Saudi Fransi	1,679
13,050	*	Bupa Arabia for Cooperative Insurance Co	554
58,785	*	Dar Al Arkan Real Estate Development Co	169
65,324		Dr Sulaiman Al Habib Medical Services Group Co	3,385
4,904		Elm Co	333
33,529	*	Emaar Economic City	88
89,674		Etihad Etisalat Co	837
13,562		Jarir Marketing Co	589
102,367	*	Mobile Telecommunications Co Saudi Arabia	308
54,135		Mouwasat Medical Services Co	3,074
409,423		National Commercial Bank	7,207
70,712	*	National Industrialization Co	305
53,580	*	Rabigh Refining & Petrochemical Co	244
48,625	*	Rabigh Refining & Petrochemical Co	221
386,476		Riyad Bank	3,316
48,508		SABIC Agri-Nutrients Co	1,785
80,780		Sahara International Petrochemical Co	1,083
190,049	*	Saudi Arabian Mining Co	2,537
558,698	g	Saudi Arabian Oil Co	5,774
204,153		Saudi Basic Industries Corp	5,536
553,138		Saudi British Bank	6,008
195,337		Saudi Electricity Co	1,264
81,745		Saudi Industrial Investment Group	622
101,225		Saudi Investment Bank	528
167,108	*	Saudi Kayan Petrochemical Co	704
7,899	*	Saudi Research & Marketing Group	397
7,255		Saudi Tadawul Group Holding Co	365
135,916		Saudi Telecom Co	3,525
58,234		Savola Group	522
57,936		Yanbu National Petrochemical Co	780
		TOTAL SAUDI ARABIA	69,985

SINGAPORE - 0.2%
561,500	e	Ascendas REIT	1,152
21,500	g	BOC Aviation Ltd	182
453,742		Capitaland Investment Ltd	1,249
67,304		CapitaMall Trust	105
404,400		DBS Group Holdings Ltd	8,653
745,161		Oversea-Chinese Banking Corp	6,113
181,200		Singapore Exchange Ltd	1,234
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,697,400	e	Singapore Telecommunications Ltd	$3,089
379,190		STMicroelectronics NV	11,992
265,016	e	United Overseas Bank Ltd	5,007
		TOTAL SINGAPORE	38,776

SOUTH AFRICA - 0.3%
73,533		Absa Group Ltd	702
19,857		African Rainbow Minerals Ltd	261
11,743		Anglo American Platinum Ltd	1,029
375,895		Anglo American plc	13,438
55,460		Aspen Pharmacare Holdings Ltd	477
76,090		Bid Corp Ltd	1,435
64,913		Bidvest Group Ltd	836
51,734		Capitec Bank Holdings Ltd	6,340
53,778		Clicks Group Ltd	903
105,028	*	Discovery Holdings Ltd	831
59,661		Exxaro Resources Ltd	725
1,217,526		FirstRand Ltd	4,685
76,220		Foschini Ltd	572
196,822		Gold Fields Ltd	1,815
775,489		Growthpoint Properties Ltd	589
114,104		Harmony Gold Mining Co Ltd	357
186,934		Impala Platinum Holdings Ltd	2,074
14,077		Kumba Iron Ore Ltd	456
57,748		Mr Price Group Ltd	633
381,654		MTN Group Ltd	3,106
79,330		MultiChoice Group Ltd	565
48,378		Naspers Ltd (N Shares)	7,067
41,864		Nedbank Group Ltd	536
72,970	*	Northam Platinum Holdings Ltd	768
1,072,354		Old Mutual Ltd	727
351,983	g	Pepkor Holdings Ltd	414
118,167		Remgro Ltd	944
397,615		Sanlam Ltd	1,292
127,768	*	Sasol Ltd	2,946
113,495		Shoprite Holdings Ltd	1,383
621,454		Sibanye Stillwater Ltd	1,543
40,039		Spar Group Ltd	340
700,680		Standard Bank Group Ltd	6,685
145,181	e	Vodacom Group Pty Ltd	1,176
222,021		Woolworths Holdings Ltd	740
		TOTAL SOUTH AFRICA	68,390

SPAIN - 0.4%
287,054	*	Amadeus IT Holding S.A.	16,073
8,966,358		Banco Bilbao Vizcaya Argentaria S.A.	40,730
2,062,108		Iberdrola S.A.	21,470
298,343		Industria De Diseno Textil S.A.	6,780
108,528	*,†,e	Let’s GOWEX S.A.	1
15,573		Merlin Properties Socimi S.A.	151
1,138,019	e	Telefonica S.A.	5,810
		TOTAL SPAIN	91,015
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SWEDEN - 0.7%
1,168,152		Assa Abloy AB	$24,928
228,188		Boliden AB	7,298
116,434	g	Evolution Gaming Group AB	10,651
362,208	*	Fastighets AB Balder	1,735
1,954,210		Hexagon AB	20,420
532,161		Intrum Justitia AB	10,180
1,555,641		Sandvik AB	25,352
26,421	*,e	SAS AB	2
5,252,839		Swedish Match AB	53,592
		TOTAL SWEDEN	154,158

SWITZERLAND - 1.0%
45,551		Alcon, Inc	3,194
112,608		Cie Financiere Richemont S.A.	12,113
583,556		Credit Suisse Group	3,331
4,635		Givaudan S.A.	16,337
186,477		Lonza Group AG.	99,604
193,143		Novartis AG.	16,375
9,431		PSP Swiss Property AG.	1,050
9,738		Sonova Holdings AG	3,112
1,800		Straumann Holding AG.	217
9,431		Swiss Prime Site AG.	829
177,740		TE Connectivity Ltd	20,111
838,022		UBS Group AG	13,548
73,319		Zurich Insurance Group AG	31,972
		TOTAL SWITZERLAND	221,793

TAIWAN - 2.1%
106,000		Accton Technology Corp	853
242,000		Acer, Inc	177
38,391		Advantech Co Ltd	447
302,000		ASE Technology Holding Co Ltd	778
203,000		Asia Cement Corp	299
6,000		ASMedia Technology, Inc	226
64,000		Asustek Computer, Inc	669
760,000	*	AU Optronics Corp	416
65,189		Catcher Technology Co Ltd	364
1,804,412		Cathay Financial Holding Co Ltd	3,090
295,671		Chailease Holding Co Ltd	2,075
426,293		Chang Hwa Commercial Bank	249
400,000		Cheng Shin Rubber Industry Co Ltd	477
244,000		China Airlines	193
1,400,844		China Development Financial Holding Corp	694
2,614,000		China Steel Corp	2,503
8,176,000		Chinatrust Financial Holding Co	6,916
733,000		Chunghwa Telecom Co Ltd	3,010
395,000		Compal Electronics, Inc	302
929,727		Dadi Early-Childhood Education Group Ltd	3,590
176,000		Delta Electronics, Inc	1,312
2,907,033		E.Sun Financial Holding Co Ltd	2,838
680,000		Eclat Textile Co Ltd	9,525
15,000		eMemory Technology, Inc	526
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)

228,000	Eva Airways Corp	$243
229,731	Evergreen Marine Corp Taiwan Ltd	653
762,000	Far Eastern Textile Co Ltd	816
276,000	Far EasTone Telecommunications Co Ltd	777
96,040	Feng TAY Enterprise Co Ltd	567
946,165	First Financial Holding Co Ltd	835
806,000	Formosa Chemicals & Fibre Corp	2,026
280,000	Formosa Petrochemical Corp	883
923,000	Formosa Plastics Corp	3,370
1,812,822	Fubon Financial Holding Co Ltd	3,646
872,600	Fuhwa Financial Holdings Co Ltd	578
65,000	Giant Manufacturing Co Ltd	525
19,000	Globalwafers Co Ltd	290
2,275,000	Hon Hai Precision Industry Co, Ltd	8,352
1,934,278	Hota Industrial Manufacturing Co Ltd	3,985
67,000	Hotai Motor Co Ltd	1,367
768,984	Hua Nan Financial Holdings Co Ltd	586
898,000	InnoLux Display Corp	365
234,000	Inventec Co Ltd	198
9,604	Largan Precision Co Ltd	558
183,000	Lite-On Technology Corp	356
570,242	MediaTek, Inc	12,518
2,668,000	Mega Financial Holding Co Ltd	3,170
59,000	Micro-Star International Co Ltd	225
14,400	momo.com, Inc	310
1,089,000	Nan Ya Plastics Corp	3,040
21,000	Nan Ya Printed Circuit Board Corp	185
113,000	Nanya Technology Corp	188
36,000	Nien Made Enterprise Co Ltd	355
51,000	Novatek Microelectronics Corp Ltd	519
185,000	Pegatron Technology Corp	355
529,000	Pou Chen Corp	525
588,000	Powerchip Semiconductor Manufacturing Corp	796
130,000	President Chain Store Corp	1,191
1,688,000	Prime View International Co Ltd	10,778
242,000	Quanta Computer, Inc	649
42,000	Realtek Semiconductor Corp	514
252,540	Ruentex Development Co Ltd	624
316,999	Shanghai Commercial & Savings Bank Ltd	567
2,887,684	Shin Kong Financial Holding Co Ltd	851
913,300	SinoPac Financial Holdings Co Ltd	516
116,000	Synnex Technology International Corp	208
963,350	Taishin Financial Holdings Co Ltd	528
501,192	Taiwan Cement Corp	667
866,024	Taiwan Cooperative Financial Holding	783
408,000	Taiwan High Speed Rail Corp	385
260,000	Taiwan Mobile Co Ltd	945
20,068,100	Taiwan Semiconductor Manufacturing Co Ltd	321,618
150,302	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	12,287
114,000	Unimicron Technology Corp	610
1,105,000	Uni-President Enterprises Corp	2,491
1,079,000	United Microelectronics Corp	1,442
79,000	Vanguard International Semiconductor Corp	206
14,000	Voltronic Power Technology Corp	679
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
524,000		Walsin Lihwa Corp	$635
54,400		Wan Hai Lines Ltd	218
31,000		Win Semiconductors Corp	201
270,000		Winbond Electronics Corp	198
17,000		Wiwynn Corp	398
134,640		WPG Holdings Co Ltd	250
37,339		Yageo Corp	387
155,000		Yang Ming Marine Transport	429
58,000		Zhen Ding Technology Holding Ltd	201
		TOTAL TAIWAN	456,147

TANZANIA, UNITED REPUBLIC OF - 0.0%
91,858		AngloGold Ashanti Ltd	1,356
		TOTAL TANZANIA, UNITED REPUBLIC OF	1,356

THAILAND - 0.1%
113,300		Advanced Info Service PCL	624
970,000		Airports of Thailand PCL	1,950
895,800		Asset World Corp PCL	124
166,300		B Grimm Power PCL	165
137,400		Bangkok Commercial Asset Management PCL	68
928,500		Bangkok Dusit Medical Services PCL	658
1,505,500		Bangkok Expressway & Metro PCL	373
276,400		Berli Jucker PCL	254
1,487,790		BTS Group Holdings PCL	360
40,400		Bumrungrad Hospital PCL	205
57,900		Carabao Group PCL	175
449,600		Central Pattana PCL	777
400,675		Central Retail Corp PCL	397
882,600		Charoen Pokphand Foods PCL	650
1,328,300		CP ALL plc	2,289
29,700		Delta Electronics Thai PCL	280
68,400		Electricity Generating PCL	342
367,997		Energy Absolute PCL	853
150,000		Global Power Synergy Co Ltd	274
658,430		Gulf Energy Development PCL	861
1,325,600		Home Product Center PCL	477
376,400		Indorama Ventures PCL	501
244,800		Intouch Holdings PCL (Class F)	475
126,700		JMT Network Services PCL	263
928,200		Krung Thai Bank PCL	408
180,400		Krungthai Card PCL	292
1,967,000		Land and Houses PCL Co Reg	465
698,800	*	Minor International PCL	674
88,100		Muangthai Capital PCL	107
291,100		Osotspa PCL	282
352,400		PTT Exploration & Production PCL	1,588
564,600		PTT Global Chemical PCL	729
667,900		PTT Oil & Retail Business PCL	581
2,373,900		PTT PCL	2,285
141,050		Ratch Group PCL	152
203,800		SCB X PCL	614
262,500		SCG Packaging PCL	413
180,700		Siam Cement PCL	1,915
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
135,800		Srisawad Corp PCL	$187
321,300		Thai Oil PCL	469
638,800		Thai Union Group PCL	309
1,027,400		True Corp PCL	134
		TOTAL THAILAND	24,999

TURKEY - 0.0%
291,316		Akbank TAS	140
135,747		Aselsan Elektronik Sanayi Ve Ticaret AS	186
105,807		BIM Birlesik Magazalar AS	512
301,342		Eregli Demir ve Celik Fabrikalari TAS	490
12,770		Ford Otomotiv Sanayi AS	206
97,702		Haci Omer Sabanci Holding AS	111
149,805		KOC Holding AS	331
119,228	*	Turk Hava Yollari	334
271,872		Turkcell Iletisim Hizmet AS	265
329,397		Turkiye Is Bankasi (Series C)	87
33,669	*	Turkiye Petrol Rafinerileri AS	531
310,430		Turkiye Sise ve Cam Fabrikalari AS	400
		TOTAL TURKEY	3,593

UNITED ARAB EMIRATES - 0.1%
245,299		Abu Dhabi Commercial Bank PJSC	592
128,710		Abu Dhabi Islamic Bank PJSC	263
710,482		Abu Dhabi National Oil Co for Distribution PJSC	817
862,291		Aldar Properties PJSC	1,046
256,885		Dubai Islamic Bank PJSC	404
913,613		Emaar Properties PJSC	1,297
169,539		Emirates NBD Bank PJSC	611
776,999		Emirates Telecommunications Group Co PJSC	5,520
1,053,767		National Bank of Abu Dhabi PJSC	5,392
5,358	*,†	NMC Health plc	0	^
		TOTAL UNITED ARAB EMIRATES	15,942

UNITED KINGDOM - 4.4%
594,931		Allfunds Group PLC	4,573
1,353,905		Ashtead Group plc	56,957
148,134		Associated British Foods plc	2,858
1,382,154		AstraZeneca plc	182,336
7,954,403		Barclays plc	14,874
1,994,150		Beazley plc	12,159
122,628		Big Yellow Group plc	1,968
2,751,156		BP plc	12,918
694,137		British American Tobacco plc	29,754
282,990		British Land Co plc	1,548
103,035	*	Coca-Cola European Partners plc (Class A)	5,318
309,394		Compass Group plc	6,352
1,992,815	*,e	Darktrace plc	7,152
308,987		Dechra Pharmaceuticals plc	13,029
37,730		Derwent London plc	1,203
2,392,833		Diageo plc	103,353
1,927,917		Electrocomponents plc	20,506
891,548		Fevertree Drinks plc	13,276
188,659		Great Portland Estates plc	1,321
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
328,821	*	Informa plc	$2,124
212,656	*,g	Just Eat Takeaway.com NV	3,342
207,525	e	Land Securities Group plc	1,684
117,979	*	Liberty Global plc (Class A)	2,483
22,153	*	Liberty Global plc (Class C)	489
251,038		Linde plc	72,181
456,727		Linde plc (Xetra)	131,401
15,153,530		Lloyds TSB Group plc	7,797
146,610		London Stock Exchange Group plc	13,680
6,332,179		Man Group plc	19,330
801,778		National Grid plc	10,304
2,189,924		Natwest Group plc	5,829
34,966		Next plc	2,498
153,609		Reckitt Benckiser Group plc	11,553
263,868		RELX plc	7,164
823,808		RELX plc	22,278
150,926		Safestore Holdings plc	1,954
218,991		Scottish & Southern Energy plc	4,322
243,033		Segro plc	2,901
149,564		Smith & Nephew plc	2,092
1,944,833		Standard Chartered plc	14,682
18,849,957		Tesco plc	58,748
1,534,812	*	THG Holdings Ltd	1,541
712,133		Travis Perkins plc	8,441
5,371,958		Tritax Big Box REIT plc	11,904
5,241,781	g	Tritax EuroBox plc	5,476
444,844		Unilever plc	20,276
5,666,639		Vodafone Group plc	8,811
275,657		WPP plc	2,785
		TOTAL UNITED KINGDOM	949,525

UNITED STATES - 62.4%
65,655		3M Co	8,496
553		A.O. Smith Corp	30
900,443		Abbott Laboratories	97,833
1,271,035		AbbVie, Inc	194,672
192	*	Abiomed, Inc	48
148,524		Accenture plc	41,238
3,278		Activision Blizzard, Inc	255
15,135	*	Adobe, Inc	5,540
257		Advance Auto Parts, Inc	44
1,276,262	*	Advanced Micro Devices, Inc	97,596
2,808		AES Corp	59
800	*,e	Affirm Holdings, Inc	14
41,553		Aflac, Inc	2,299
1,264		Agilent Technologies, Inc	150
11,000	e	Agree Realty Corp	793
44,195		Air Products & Chemicals, Inc	10,628
1,406	*	Airbnb, Inc	125
675	*	Akamai Technologies, Inc	62
50,378		Albemarle Corp	10,528
776		Alcoa Corp	35
60,071		Alexandria Real Estate Equities, Inc	8,712
315	*	Align Technology, Inc	75
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,332	*	Alleghany Corp	$2,776
371		Allegion plc	36
467,687		Alliant Energy Corp	27,411
19,277		Allstate Corp	2,443
1,402		Ally Financial, Inc	47
26,989	*	Alnylam Pharmaceuticals, Inc	3,936
100,683	*	Alphabet, Inc (Class A)	219,414
104,835	*	Alphabet, Inc (Class C)	229,321
1,122,307	*	Altimmune, Inc	13,131
349,992		Altria Group, Inc	14,619
3,626,668	*	Amazon.com, Inc	385,188
2,162	*,e	AMC Entertainment Holdings, Inc	29
6,369		Amcor plc	79
41		Amerco, Inc	20
332,662		Ameren Corp	30,059
363,604		American Electric Power Co, Inc	34,884
247,694		American Express Co	34,335
304		American Financial Group, Inc	42
279,442		American Homes 4 Rent	9,903
529,027		American International Group, Inc	27,049
94,247		American Tower Corp	24,089
765		American Water Works Co, Inc	114
85,456		Americold Realty Trust	2,567
74,677		Ameriprise Financial, Inc	17,749
60,660		AmerisourceBergen Corp	8,582
975		Ametek, Inc	107
96,641		Amgen, Inc	23,513
2,520		Amphenol Corp (Class A)	162
2,202		Analog Devices, Inc	322
6,565		Annaly Capital Management, Inc	39
367	*	Ansys, Inc	88
3,084,378	*	Antero Resources Corp	94,536
43,196		Aon plc	11,649
1,460		APA Corp	51
1,682		Apollo Global Management, Inc	82
4,937,770	d	Apple, Inc	675,092
490,741		Applied Materials, Inc	44,648
500	*,e	AppLovin Corp	17
31,391	*	Aptiv plc	2,796
972		ARAMARK Holdings Corp	30
59,816	*	Arch Capital Group Ltd	2,721
2,365		Archer-Daniels-Midland Co	184
1,036	*	Arista Networks, Inc	97
285	*	Arrow Electronics, Inc	32
877		Arthur J. Gallagher & Co	143
232		Assurant, Inc	40
1,922,563		AT&T, Inc	40,297
570		Atmos Energy Corp	64
926	*	Autodesk, Inc	159
361,808		Automatic Data Processing, Inc	75,994
1,982	*	AutoZone, Inc	4,260
368	*	Avalara, Inc	26
45,039		AvalonBay Communities, Inc	8,749
20,182	*	Avantor, Inc	628
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
347		Avery Dennison Corp	$56
4,011		Baker Hughes Co	116
28,429		Ball Corp	1,955
1,533,797		Bank of America Corp	47,747
602,504		Bank of New York Mellon Corp	25,130
1,084		Bath & Body Works, Inc	29
76,666		Baxter International, Inc	4,924
59,532		Becton Dickinson & Co	14,676
802		Bentley Systems, Inc	27
348,803	*	Berkshire Hathaway, Inc (Class B)	95,230
27,781		Best Buy Co, Inc	1,811
392	*	Bill.Com Holdings, Inc	43
618	*	Biogen, Inc	126
774	*	BioMarin Pharmaceutical, Inc	64
19,132	*	Bio-Rad Laboratories, Inc (Class A)	9,470
165		Bio-Techne Corp	57
653	*	Black Knight, Inc	43
39,760		BlackRock, Inc	24,215
145,416		Blackstone, Inc	13,266
2,181	*	Block, Inc	134
258,584	*	Boeing Co	35,354
34,216	*	Booking Holdings, Inc	59,843
561		Booz Allen Hamilton Holding Co	51
1,010		BorgWarner, Inc	34
22,320		Boston Properties, Inc	1,986
1,924,544	*	Boston Scientific Corp	71,728
1,997,508		Bristol-Myers Squibb Co	153,808
327,378		Broadcom, Inc	159,044
491		Broadridge Financial Solutions, Inc	70
1,009		Brown & Brown, Inc	59
1,303		Brown-Forman Corp (Class B)	91
82,537		Bunge Ltd	7,485
61,002	*	Burlington Stores, Inc	8,310
23		Cable One, Inc	30
307,645		Cabot Oil & Gas Corp	7,934
1,167	*	Cadence Design Systems, Inc	175
901	*	Caesars Entertainment, Inc	35
413		Camden Property Trust	56
889		Campbell Soup Co	43
2,462		Capital One Financial Corp	257
1,166		Cardinal Health, Inc	61
825		Carlyle Group, Inc	26
680	*	CarMax, Inc	62
80,258	*,e	Carnival Corp	694
1,559,734		Carrier Global Corp	55,620
533	*,e	Carvana Co	12
50,907	*	Catalent, Inc	5,462
480,303		Caterpillar, Inc	85,859
449		CBOE Global Markets, Inc	51
1,408		CBRE Group, Inc	104
400,738		CDW Corp	63,140
27,275		Celanese Corp (Series A)	3,208
300,703	*	Centene Corp	25,442
897,804		Centerpoint Energy, Inc	26,557
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
576	*	Ceridian HCM Holding, Inc	$27
35,275		CF Industries Holdings, Inc	3,024
542		CH Robinson Worldwide, Inc	55
13,493	*	Charles River Laboratories International, Inc	2,887
530,258		Charles Schwab Corp	33,502
36,295	*	Charter Communications, Inc	17,005
69,495		Cheniere Energy, Inc	9,245
399,408		Chevron Corp	57,826
530	*,e	Chewy, Inc	18
4,063	*	Chipotle Mexican Grill, Inc (Class A)	5,311
366,958		Chubb Ltd	72,137
1,021		Church & Dwight Co, Inc	95
159,414		Cigna Corp	42,009
641		Cincinnati Financial Corp	76
393		Cintas Corp	147
1,552,842		Cisco Systems, Inc	66,213
67,647		Citigroup, Inc	3,111
562,493		Citizens Financial Group, Inc	20,075
528		Citrix Systems, Inc	51
1,300	*	Clarivate Analytics plc	18
2,206	*	Cleveland-Cliffs, Inc	34
27,305		Clorox Co	3,849
1,052	*	Cloudflare, Inc	46
77,421		CME Group, Inc	15,848
59,764		CMS Energy Corp	4,034
2,902,462		Coca-Cola Co	182,594
732		Cognex Corp	31
2,207		Cognizant Technology Solutions Corp (Class A)	149
504	*,e	Coinbase Global, Inc	24
213,743		Colgate-Palmolive Co	17,129
2,201,885		Comcast Corp (Class A)	86,402
259,333		ConAgra Brands, Inc	8,880
703,977		ConocoPhillips	63,224
1,490		Consolidated Edison, Inc	142
62,395		Constellation Brands, Inc (Class A)	14,542
92,593		Constellation Energy Corp	5,302
26,265		Cooper Cos, Inc	8,224
898	*	Copart, Inc	98
3,381		Corning, Inc	107
244,942		Corteva, Inc	13,261
1,662	*	CoStar Group, Inc	100
375,025		Costco Wholesale Corp	179,742
9,536	*	Coty, Inc	76
314	*	Coupa Software, Inc	18
832	*	Crowdstrike Holdings, Inc	140
195,141		Crown Castle International Corp	32,858
888,943		Crown Holdings, Inc	81,934
476,923		CSX Corp	13,859
13,564		Cummins, Inc	2,625
591,283		CVS Health Corp	54,788
245,528		Danaher Corp	62,246
32,101		Darden Restaurants, Inc	3,631
945	*	Datadog, Inc	90
243	*	DaVita, Inc	19
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
170,786		Deere & Co	$51,145
1,220		Dell Technologies, Inc	56
224,994	*	Delta Air Lines, Inc	6,518
920		Dentsply Sirona, Inc	33
175,780		Devon Energy Corp	9,687
53,732	*	Dexcom, Inc	4,005
562,176		Diamondback Energy, Inc	68,108
39,648		Digital Realty Trust, Inc	5,148
198,656		Discover Financial Services	18,789
59,946	*	DISH Network Corp (Class A)	1,075
833	*	DocuSign, Inc	48
45,318		Dollar General Corp	11,123
72,597	*	Dollar Tree, Inc	11,314
424,389		Dominion Energy, Inc	33,871
153		Domino’s Pizza, Inc	60
754	*	DoorDash, Inc	48
606		Dover Corp	74
967,275		Dow, Inc	49,921
1,416		DR Horton, Inc	94
1,212	*	Dropbox, Inc	25
815		DTE Energy Co	103
202,830		Duke Energy Corp	21,745
50,215		Duke Realty Corp	2,759
749,872		DuPont de Nemours, Inc	41,678
842	*	Dynatrace, Inc	33
12,095		Eastman Chemical Co	1,086
398,371		Eaton Corp	50,191
193,311		eBay, Inc	8,055
53,980		Ecolab, Inc	8,300
101,145		Edison International	6,396
312,789	*	Edwards Lifesciences Corp	29,743
1,792	*	Elanco Animal Health, Inc	35
1,183		Electronic Arts, Inc	144
112,147		Elevance Health, Inc	54,120
227,000		Eli Lilly & Co	73,600
2,499		Emerson Electric Co	199
564	*	Enphase Energy, Inc	110
570		Entegris, Inc	53
55,099		Entergy Corp	6,206
255,360		EOG Resources, Inc	28,202
239	*	EPAM Systems, Inc	70
1,426		EQT Corp	49
514		Equifax, Inc	94
9,752		Equinix, Inc	6,407
1,316,428		Equitable Holdings, Inc	34,319
144,339		Equity Lifestyle Properties, Inc	10,172
90,806		Equity Residential	6,558
107		Erie Indemnity Co (Class A)	21
1,010		Essential Utilities Inc	46
15,275		Essex Property Trust, Inc	3,995
87,109		Estee Lauder Cos (Class A)	22,184
8,425	*	Etsy, Inc	617
52,599		Everest Re Group Ltd	14,742
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
965		Evergy, Inc	$63
1,449		Eversource Energy	122
733	*	Exact Sciences Corp	29
288,717		Exelon Corp	13,085
30,980	*	Expedia Group, Inc	2,938
713		Expeditors International of Washington, Inc	70
28,860		Extra Space Storage, Inc	4,910
2,635,969		Exxon Mobil Corp	225,744
256	*	F5 Networks, Inc	39
159		Factset Research Systems, Inc	61
111	*	Fair Isaac Corp	45
2,422		Fastenal Co	121
4,406		FedEx Corp	999
116,158		Ferguson plc	13,012
1,133		Fidelity National Financial Inc	42
2,565		Fidelity National Information Services, Inc	235
1,068,843		Fifth Third Bancorp	35,913
50		First Citizens Bancshares, Inc (Class A)	33
159,176		First Republic Bank	22,953
589,050		FirstEnergy Corp	22,614
16,202	*	Fiserv, Inc	1,442
325	*	FleetCor Technologies, Inc	68
181,642		Flowserve Corp	5,200
529		FMC Corp	57
16,550		Ford Motor Co	184
2,875	*	Fortinet, Inc	163
424,641		Fortive Corp	23,092
565		Fortune Brands Home & Security, Inc	34
1,329		Fox Corp (Class A)	43
624		Fox Corp (Class B)	19
1,268	e	Franklin Resources, Inc	30
3,915,360		Freeport-McMoRan, Inc (Class B)	114,563
86,405		Gaming and Leisure Properties, Inc	3,963
649		Garmin Ltd	64
128,263	*	Gartner, Inc	31,018
268	*	Generac Holdings, Inc	56
993		General Dynamics Corp	220
4,625		General Electric Co	294
71,338		General Mills, Inc	5,382
5,808	*	General Motors Co	184
597		Genuine Parts Co	79
191,581		Gilead Sciences, Inc	11,842
1,173,994		GlaxoSmithKline plc	25,301
89,343		Global Payments, Inc	9,885
137,009		Globe Life, Inc	13,354
703	*	GoDaddy, Inc	49
172,911		Goldman Sachs Group, Inc	51,358
784,010	*	Grab Holdings Ltd.	1,984
333	*	Guidewire Software, Inc	24
1,262,556		Halliburton Co	39,594
208,239		Hartford Financial Services Group, Inc	13,625
555		Hasbro, Inc	45
66,028		HCA Healthcare, Inc	11,097
25,000		Healthcare Trust of America, Inc	698
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
148,976		Healthpeak Properties Inc	$3,860
183		HEICO Corp	24
308		HEICO Corp (Class A)	32
123,093		Helmerich & Payne, Inc	5,300
577	*	Henry Schein, Inc	44
613		Hershey Co	132
193,100		Hess Corp	20,457
5,474		Hewlett Packard Enterprise Co	73
1,174		Hilton Worldwide Holdings, Inc	131
41,654	*	Hologic, Inc	2,887
662,158		Home Depot, Inc	181,610
734,738		Honeywell International, Inc	127,705
108,172	*	Horizon Therapeutics Plc	8,628
1,256		Hormel Foods Corp	59
153,931		Host Hotels and Resorts, Inc	2,414
1,586		Howmet Aerospace, Inc	50
4,432		HP, Inc	145
194,276		Hubbell, Inc	34,694
190	*	HubSpot, Inc	57
25,211		Humana, Inc	11,801
6,051		Huntington Bancshares, Inc	73
168		Huntington Ingalls	37
335	*	IAC	25
320		IDEX Corp	58
354	*	IDEXX Laboratories, Inc	124
35,892		Illinois Tool Works, Inc	6,541
55,057	*	Illumina, Inc	10,150
792	*	Incyte Corp	60
53,000		Independence Realty Trust, Inc	1,099
814,669		Ingersoll Rand, Inc	34,281
12,372		Innovative Industrial Properties, Inc	1,359
291	*	Insulet Corp	63
2,366,688		Intel Corp	88,538
260,486		Intercontinental Exchange Group, Inc	24,496
3,784		International Business Machines Corp	534
594,686		International Flavors & Fragrances, Inc	70,839
63,476		International Paper Co	2,655
213,376		Interpublic Group of Cos, Inc	5,874
234,878		Intuit, Inc	90,531
128,737	*	Intuitive Surgical, Inc	25,839
1,454		Invesco Ltd	23
52,557		Invitation Homes, Inc	1,870
80,313	*	IQVIA Holdings, Inc	17,427
1,219		Iron Mountain, Inc	59
118,884	e	iShares MSCI Canada Index Fund	4,004
28,823	e	iShares MSCI South Korea Index Fund	1,677
456		J.M. Smucker Co	58
306		Jack Henry & Associates, Inc	55
28,720	e	Jackson Financial, Inc	768
544		Jacobs Engineering Group, Inc	69
259	*	Jazz Pharmaceuticals plc	40
4,718		JB Hunt Transport Services, Inc	743
181,700		JBS S.A.	1,097
850,796		Johnson & Johnson	151,025
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,956		Johnson Controls International plc	$142
1,173,546		JPMorgan Chase & Co	132,153
2,124,982		Juniper Networks, Inc	60,562
1,078		Kellogg Co	77
1,350,505		Keurig Dr Pepper, Inc	47,794
3,904		Keycorp	67
769	*	Keysight Technologies, Inc	106
18,864		Kilroy Realty Corp	987
91,627		Kimberly-Clark Corp	12,383
2,595		Kimco Realty Corp	51
547,464		Kinder Morgan, Inc	9,176
30,905		KKR & Co, Inc	1,431
341,934	e	KLA Corp	109,104
664		Knight-Swift Transportation Holdings, Inc	31
3,089		Kraft Heinz Co	118
217,047		Kroger Co	10,273
812		L3Harris Technologies, Inc	196
393		Laboratory Corp of America Holdings	92
587		Lam Research Corp	250
160,671	*	Las Vegas Sands Corp	5,397
251		Lear Corp	32
10,471	*	Legend Biotech Corp (ADR)	576
562		Leidos Holdings, Inc	57
1,100		Lennar Corp (Class A)	78
139		Lennox International, Inc	29
569	*	Liberty Broadband Corp (Class C)	66
821	*	Liberty Media Group (Class C)	52
319		Liberty SiriusXM Group (Class A)	12
701	*	Liberty SiriusXM Group (Class C)	25
689		Lincoln National Corp	32
709	*	Live Nation, Inc	59
1,139		LKQ Corp	56
1,031		Lockheed Martin Corp	443
888		Loews Corp	53
277,801		Lowe’s Companies, Inc	48,524
337		LPL Financial Holdings, Inc	62
1,739	*,e	Lucid Group, Inc	30
129,551	*	Lululemon Athletica, Inc	35,317
3,875		Lumen Technologies, Inc	42
1,287	*	Lyft, Inc (Class A)	17
121,173		LyondellBasell Industries NV	10,598
194,599		M&T Bank Corp	31,017
3,023		Marathon Oil Corp	68
205,060		Marathon Petroleum Corp	16,858
57	*	Markel Corp	74
159		MarketAxess Holdings, Inc	41
16,949		Marriott International, Inc (Class A)	2,305
116,332		Marsh & McLennan Cos, Inc	18,061
263		Martin Marietta Materials, Inc	79
3,550		Marvell Technology, Inc	155
1,010		Masco Corp	51
221	*	Masimo Corp	29
697,443		Mastercard, Inc (Class A)	220,029
831,188	*	Match Group, Inc	57,926
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,051		McCormick & Co, Inc	$88
654,164		McDonald’s Corp	161,500
72,478		McKesson Corp	23,643
2,511		Medical Properties Trust, Inc	38
1,018,213		Medtronic plc	91,385
1,380,020		Merck & Co, Inc	125,816
334,086	*	Meta Platforms, Inc	53,871
255,191		Metlife, Inc	16,023
583	*	Mettler-Toledo International, Inc	670
1,478		MGM Resorts International	43
2,339		Microchip Technology, Inc	136
4,712		Micron Technology, Inc	260
3,285,194		Microsoft Corp	843,736
23,120		Mid-America Apartment Communities, Inc	4,038
36,424	*	Moderna, Inc	5,203
219	*	Mohawk Industries, Inc	27
246	*	Molina Healthcare, Inc	69
760		Molson Coors Brewing Co (Class B)	41
707,598		Mondelez International, Inc	43,935
281	*	MongoDB, Inc	73
186		Monolithic Power Systems, Inc	71
916,447	*	Monster Beverage Corp	84,955
5,895		Moody’s Corp	1,603
1,421,260		Morgan Stanley	108,101
129,189		Mosaic Co	6,102
708		Motorola Solutions, Inc	148
2,938		MSCI, Inc (Class A)	1,211
484		Nasdaq Inc	74
52,173		National Storage Affiliates Trust	2,612
646,612		Nestle S.A.	75,571
935		NetApp, Inc	61
101,366	*	Netflix, Inc	17,726
401	*	Neurocrine Biosciences, Inc	39
1,701		Newell Brands Inc	32
75,398		Newmont Goldcorp Corp	4,499
1,607		News Corp (Class A)	25
796,198		NextEra Energy, Inc	61,674
494,565	*	NexTier Oilfield Solutions, Inc	4,703
990,529		Nike, Inc (Class B)	101,232
1,706		NiSource, Inc	50
220		Nordson Corp	45
1,009		Norfolk Southern Corp	229
831		Northern Trust Corp	80
180,365		Northrop Grumman Corp	86,317
2,448		NortonLifelock, Inc	54
395	*	Novocure Ltd	27
69,214		NRG Energy, Inc	2,642
51,933		Nucor Corp	5,422
198,652		NVIDIA Corp	30,114
13	*	NVR, Inc	52
29,505		Occidental Petroleum Corp	1,737
625	*	Okta, Inc	57
411		Old Dominion Freight Line	105
879		Omnicom Group, Inc	56
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,820	*	ON Semiconductor Corp	$92
128,629		ONEOK, Inc	7,139
1,768,749		Oracle Corp	123,583
5,297	*	O’Reilly Automotive, Inc	3,346
92,163		Otis Worldwide Corp	6,513
34,992		Owens Corning, Inc	2,600
1,462		PACCAR, Inc	120
11,197		Packaging Corp of America	1,540
6,900	*	Palantir Technologies, Inc	63
182,480	*	Palo Alto Networks, Inc	90,134
7,000		Parade Technologies Ltd	273
177,812		Parker-Hannifin Corp	43,751
1,366		Paychex, Inc	156
215	*	Paycom Software, Inc	60
221,951	*	PayPal Holdings, Inc	15,501
13,047	*	Peloton Interactive, Inc	120
695		Pentair plc	32
350,888		PepsiCo, Inc	58,479
59,183	*	Performance Food Group Co	2,721
531		PerkinElmer, Inc	76
204,366	*,e	Petco Health & Wellness Co, Inc	3,012
1,381,977		Pfizer, Inc	72,457
408,536	*,b	PG&E Corp	4,077
302,449		Philip Morris International, Inc	29,864
74,786		Phillips 66	6,132
30,014	*	Pinterest, Inc	545
147,709		Pioneer Natural Resources Co	32,951
2,183	*,e	Plug Power, Inc	36
33,235		PNC Financial Services Group, Inc	5,243
169		Pool Corp	59
142,544		PPG Industries, Inc	16,298
3,094		PPL Corp	84
1,099		Principal Financial Group	73
1,446,722		Procter & Gamble Co	208,024
122,095		Progressive Corp	14,196
247,280		Prologis, Inc	29,093
198,615	*	ProPetro Holding Corp	1,986
1,582		Prudential Financial, Inc	151
467	*	PTC, Inc	50
2,113		Public Service Enterprise Group, Inc	134
34,363		Public Storage, Inc	10,744
1,046		Pulte Homes, Inc	41
456	*	Qorvo, Inc	43
4,742		QUALCOMM, Inc	606
605		Quanta Services, Inc	76
503		Quest Diagnostics, Inc	67
786		Raymond James Financial, Inc	70
748,647		Raytheon Technologies Corp	71,952
51,093		Realty Income Corp	3,488
127,876		Regency Centers Corp	7,584
24,220	*	Regeneron Pharmaceuticals, Inc	14,317
3,943		Regions Financial Corp	74
932		Republic Services, Inc	122
615		Resmed, Inc	129
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
353,842		Rexford Industrial Realty, Inc	$20,378
337	*	RingCentral, Inc	18
751	*,e	Rivian Automotive, Inc	19
466		Robert Half International, Inc	35
1,479	*	ROBLOX Corp	49
450,431		Roche Holding AG.	150,579
11,576		Rockwell Automation, Inc	2,307
8,392	*	Roku, Inc	689
932		Rollins, Inc	33
69,703		Roper Technologies, Inc	27,508
39,767		Ross Stores, Inc	2,793
38,853	*	Royal Caribbean Cruises Ltd	1,356
1,457		Royalty Pharma plc	61
28,585		RPM International, Inc	2,250
75,692		S&P Global, Inc	25,513
110,849		Sabra Healthcare REIT, Inc	1,549
402,836	*	salesforce.com, Inc	66,484
19,356		SBA Communications Corp	6,195
66,797		Schlumberger Ltd	2,389
402,360		Schneider Electric S.A.	47,943
875		Seagate Technology Holdings plc	63
519,723	*	Seagen, Inc	91,960
18,138		Sealed Air Corp	1,047
495		SEI Investments Co	27
77,751		Sempra Energy	11,684
663		Sensata Technologies Holding plc	27
380,088	*	ServiceNow, Inc	180,739
48,051		Sherwin-Williams Co	10,759
264		Signature Bank	47
115,376		Simon Property Group, Inc	10,952
3,322	e	Sirius XM Holdings, Inc	20
690		Skyworks Solutions, Inc	64
4,002	e	SL Green Realty Corp	185
4,611	*	Snap, Inc	61
225		Snap-On, Inc	44
902	*	Snowflake, Inc	125
222	*	SolarEdge Technologies, Inc	61
4,461		Southern Co	318
623	*	Southwest Airlines Co	23
668	*	Splunk, Inc	59
971		SS&C Technologies Holdings, Inc	56
17,658		Stanley Black & Decker, Inc	1,852
266,010		Starbucks Corp	20,321
1,540		State Street Corp	95
58,273		Steel Dynamics, Inc	3,855
421		STERIS plc	87
133,338		Stryker Corp	26,525
71,126		Sun Communities, Inc	11,335
247	*	SVB Financial Group	98
2,193		Synchrony Financial	61
160,892	*	Synopsys, Inc	48,863
62,707		SYSCO Corp	5,312
960		T Rowe Price Group, Inc	109
428,515	*	Take-Two Interactive Software, Inc	52,506
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
912		Targa Resources Investments, Inc	$54
508,932		Target Corp	71,876
675	*,e	Teladoc, Inc	22
199	*	Teledyne Technologies, Inc	75
197		Teleflex, Inc	48
683		Teradyne, Inc	61
48,605		Terreno Realty Corp	2,709
238,498	*	Tesla, Inc	160,609
3,886		Texas Instruments, Inc	597
28,673		Textron, Inc	1,751
94,741		Thermo Fisher Scientific, Inc	51,471
296,861		TJX Companies, Inc	16,580
337,244	*	T-Mobile US, Inc	45,373
474		Tractor Supply Co	92
1,854	*	Trade Desk, Inc	78
450		Tradeweb Markets, Inc	31
252,298	*,e	Traeger, Inc	1,072
420,703		Trane Technologies plc	54,637
222	*	TransDigm Group, Inc	119
807		TransUnion	65
1,016		Travelers Cos, Inc	172
1,057	*	Trimble Inc	62
5,588		Truist Financial Corp	265
722	*	Twilio, Inc	61
3,369	*	Twitter, Inc	126
174	*	Tyler Technologies, Inc	58
30,594		Tyson Foods, Inc (Class A)	2,633
6,168	*	Uber Technologies, Inc	126
1,339		UDR, Inc	62
883		UGI Corp	34
21,075	*	Ulta Beauty, Inc	8,124
880,287		Union Pacific Corp	187,748
112,895		United Parcel Service, Inc (Class B)	20,608
124,213	*	United Rentals, Inc	30,173
520,096		UnitedHealth Group, Inc	267,137
804	*,e	Unity Software, Inc	30
284		Universal Health Services, Inc (Class B)	29
293	*,e	Upstart Holdings, Inc	9
397,420		US Bancorp	18,289
6,105		Vail Resorts, Inc	1,331
848,664		Valero Energy Corp	90,196
309,970		Vanguard Emerging Markets ETF	12,910
50,000	e	Vanguard FTSE Developed Markets ETF	2,040
585	*	Veeva Systems, Inc	116
119,123		Ventas, Inc	6,127
417	*	VeriSign, Inc	70
679		Verisk Analytics, Inc	118
787,551		Verizon Communications, Inc	39,968
45,326	*	Vertex Pharmaceuticals, Inc	12,772
34,980		VF Corp	1,545
105,670		ViacomCBS, Inc (Class B)	2,608
5,089		Viatris, Inc	53
187,497		VICI Properties, Inc	5,586
870,286		Visa, Inc (Class A)	171,351
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
93,816		Vistra Energy Corp	$2,144
881		VMware, Inc (Class A)	100
686		Vornado Realty Trust	20
170,154	e	Voya Financial, Inc	10,129
559		Vulcan Materials Co	79
156,761		W.R. Berkley Corp	10,701
109,983		W.W. Grainger, Inc	49,980
3,087		Walgreens Boots Alliance, Inc	117
1,015,011		Walmart, Inc	123,405
1,187,270	*	Walt Disney Co	112,078
464,264	*	Warner Bros Discovery, Inc	6,230
39,000		Washington REIT	831
1,083		Waste Connections, Inc	134
1,744		Waste Management, Inc	267
255	*	Waters Corp	84
317	*,e	Wayfair, Inc	14
756		Webster Financial Corp	32
1,327		WEC Energy Group, Inc	134
4,009,183		Wells Fargo & Co	157,040
69,352		Welltower, Inc	5,711
36,372		West Pharmaceutical Services, Inc	10,998
1,317	*	Western Digital Corp	59
1,656		Western Union Co	27
156,506		Westinghouse Air Brake Technologies Corp	12,846
71,309		Westlake Chemical Corp	6,990
38,365		WestRock Co	1,528
140,298		Weyerhaeuser Co	4,647
247		Whirlpool Corp	38
350,480		Williams Cos, Inc	10,938
9,669		Willis Towers Watson plc	1,909
825	*	Workday, Inc	115
802		WP Carey, Inc	66
13,254	*	Wynn Resorts Ltd	755
68,056		Xcel Energy, Inc	4,816
757		Xylem, Inc	59
460,601	*	YETI Holdings, Inc	19,930
116,111		Yum! Brands, Inc	13,180
223	*	Zebra Technologies Corp (Class A)	66
513	*	Zendesk, Inc	38
693	*	Zillow Group, Inc (Class C)	22
124,752		Zimmer Biomet Holdings, Inc	13,106
140,563		Zoetis, Inc	24,161
917	*	Zoom Video Communications, Inc	99
1,103	*	ZoomInfo Technologies, Inc	37
354	*	Zscaler, Inc	53
		TOTAL UNITED STATES	13,532,075

ZAMBIA - 0.0%
201,709		First Quantum Minerals Ltd	3,827
		TOTAL ZAMBIA	3,827

		TOTAL COMMON STOCKS	21,454,373
		(Cost $21,023,054)
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
3,698		Magellan Financial Group Ltd			$2
89,428	e	PointsBet Holdings Pty Ltd			0	^
		TOTAL AUSTRALIA			2

CHINA - 0.0%
18		Microport Scientific Corp			0	^
		TOTAL CHINA			0	^

SWITZERLAND - 0.0%
200,247		Cie Financiere Richemont S.A.			109
		TOTAL SWITZERLAND			109

		TOTAL RIGHTS / WARRANTS			111
		(Cost $19)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.6%
$11,000,000		Federal Farm Credit Bank (FFCB)	0.000%	07/25/22	10,990
9,000,000		FFCB	0.000	09/23/22	8,960
2,655,000		Federal Home Loan Bank (FHLB)	0.000	07/01/22	2,655
20,820,000		FHLB	0.000	07/01/22	20,820
20,000,000		FHLB	0.000	07/11/22	19,992
44,000,000		FHLB	0.000	07/15/22	43,976
12,500,000		FHLB	0.000	08/15/22	12,474
5,000,000		FHLB	0.000	12/21/22	4,937
10,000,000		FHLB	0.000	12/28/22	9,868
		TOTAL GOVERNMENT AGENCY DEBT			134,672

REPURCHASE AGREEMENT - 0.3%
66,435,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	66,435
		TOTAL REPURCHASE AGREEMENT			66,435

TREASURY DEBT - 0.1%
10,005,000		United States Cash Management Bill	0.000	07/05/22	10,004
2,000,000		United States Treasury Bill	0.000	07/26/22	1,998
		TOTAL TREASURY DEBT			12,002

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

CERTIFICATE OF DEPOSIT - 0.0%
2,500,000		Mitsubishi Bank	1.700	08/16/22	2,500
1,000,000		Nordea Bank Abp	1.680	10/24/22	1,000
4,000,000		Nordea Bank Abp	1.930	12/12/22	4,000
		TOTAL CERTIFICATE OF DEPOSIT			7,500
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REPURCHASE AGREEMENT - 0.6%
10,000,000	s	Citigroup	1.530	07/01/22	$10,000
5,000,000	t	Citigroup	1.550	07/07/22	5,000
11,277,000	u	Deutsche Bank	1.450	07/01/22	11,277
10,000,000	v	HSBC	1.550	07/01/22	10,000
5,000,000	w	HSBC	1.510	07/05/22	5,000
15,000,000	x	JP Morgan	1.550	07/01/22	15,000
5,000,000	y	Merrill Lynch	1.460	07/01/22	5,000
15,000,000	z	Merrill Lynch	1.550	07/01/22	15,000
15,000,000	aa	Morgan Stanley	1.490	07/01/22	15,000
10,000,000	ab	Nomura	1.480	07/01/22	10,000
10,000,000	ac	Royal Bank of Scotland	1.490	07/01/22	10,000
10,000,000	ad	Societe Generale	1.500	07/01/22	10,000
		TOTAL REPURCHASE AGREEMENT			121,277

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			128,777

		TOTAL SHORT-TERM INVESTMENTS			341,886
		(Cost $341,992)
		TOTAL INVESTMENTS - 100.5%			21,796,385
		(Cost $21,365,081)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(101,016)
		NET ASSETS - 100.0%			$21,695,369

ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
REIT		Real Estate Investment Trust
INR		Indian Rupee

*		Non-income producing
^		Amount represents less than $1,000.
†		Security is categorized as Level 3 in the fair value hierarchy.
b		In bankruptcy
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $180,532,886.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $210,502,752 or 1.0% of net assets.
h		These securities were purchased on a delayed delivery basis.
r		Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $66,435,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $67,763,773.
s		Agreement with Citigroup, 1.530% dated 6/30/22 to be repurchased at $10,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 2.000%-3.500% and maturity date 3/20/52, valued at $10,200,892.
t		Agreement with Citigroup, 1.550% dated 6/30/22 to be repurchased at $5,000,000 on 7/7/22, collateralized by U.S. Government Agency Securities, with coupon rates 2.000%-3.500% and maturity date 3/20/52, valued at $5,100,721.
u		Agreement with Deutsche Bank, 1.450% dated 6/30/22 to be repurchased at $11,277,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 12/1/22, valued at $11,502,577.
v		Agreement with HSBC, 1.550% dated 6/30/22 to be repurchased at $10,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 3.500%-4.500% and maturity dates 11/1/28-8/1/45, valued at $10,200,000.
w		Agreement with HSBC, 1.510% dated 6/28/22 to be repurchased at $5,000,000 on 7/5/22, collateralized by U.S. Government Agency Securities, with coupon rates 0.000%-1.250% and maturity dates 12/1/22-5/31/28, valued at $5,100,006.
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

x	Agreement with JP Morgan, 1.550% dated 6/30/22 to be repurchased at $15,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 3.000%-6.000% and maturity dates 7/1/37-3/1/52, valued at $15,300,000.
y	Agreement with Merrill Lynch, 1.460% dated 6/30/22 to be repurchased at $5,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 1.630% and maturity date 5/15/31 valued at $5,100,011.
z	Agreement with Merrill Lynch, 1.550% dated 6/30/22 to be repurchased at $15,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 2.000% and maturity date 2/1/52, valued at $15,300,001.
aa	Agreement with Morgan Stanley, 1.490% dated 6/30/22 to be repurchased at $15,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 1.500%-6.000% and maturity dates 6/1/37-6/1/52, valued at $15,300,000.
ab	Agreement with Nomura, 1.480% dated 6/30/22 to be repurchased at $10,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 1.250%-3.250% and maturity dates 3/31/24-2/15/30, valued at $10,200,088.
ac	Agreement with Royal Bank of Scotland, 1.490% dated 6/30/22 to be repurchased at $10,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rates 0.013%-2.880% and maturity dates 2/28/23-11/30/23, valued at $10,200,010.
ad	Agreement with Societe Generale, 1.500% dated 6/24/22 to be repurchased at $10,000,000 on 7/1/22, collateralized by U.S. Government Agency Securities, with coupon rate 4.000% and maturity date 7/1/49, valued at $10,200,000.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	331	09/16/22	$32,461	$30,727	$(1,734)
S&P 500 E Mini Index	399	09/16/22	80,334	75,601	(4,733)
Total	730		$112,795	$106,328	$(6,467)

249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 3.1%
1,291,809	*	Aptiv plc	$115,061
197,781	*,e	Rivian Automotive, Inc	5,091
1,019,046	*	Tesla, Inc	686,246
		TOTAL AUTOMOBILES & COMPONENTS	806,398

CAPITAL GOODS - 3.2%
700,947	*	Boeing Co	95,834
5,760,444		Carrier Global Corp	205,417
711,053		Deere & Co	212,939
218,659	*	Generac Holdings, Inc	46,045
2,123,867		Raytheon Technologies Corp	204,125
844,698		Safran S.A.	84,103
		TOTAL CAPITAL GOODS	848,463

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
199,339	*	Cimpress plc	7,754
2,293,841		Experian Group Ltd	67,349
818,688		Verisk Analytics, Inc	141,707
1,927,136		Waste Connections, Inc	238,888
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	455,698

CONSUMER DURABLES & APPAREL - 1.1%
686,407	e	Essilor International S.A.	104,068
1,235,375		Nike, Inc (Class B)	126,255
9,782,100		Prada S.p.A	55,012
		TOTAL CONSUMER DURABLES & APPAREL	285,335

CONSUMER SERVICES - 3.0%
273,302	*	Booking Holdings, Inc	478,002
479,914	*	Caesars Entertainment, Inc	18,381
50,569	*,e	Chipotle Mexican Grill, Inc (Class A)	66,107
6,670,691	*	Las Vegas Sands Corp	224,068
		TOTAL CONSUMER SERVICES	786,558

DIVERSIFIED FINANCIALS - 2.1%
168,792		American Express Co	23,398
2,471,300		Charles Schwab Corp	156,137
8,050,962	*	Grab Holdings Ltd.	20,369
701,627	e	iShares Russell 1000 Growth Index Fund	153,446
948,338	*	Liberty Media Acquisition Corp	9,407
1,191,512	*	Ribbit LEAP Ltd	11,867
501,798		S&P Global, Inc	169,136
		TOTAL DIVERSIFIED FINANCIALS	543,760
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

ENERGY - 2.3%
1,579,848		ConocoPhillips	$141,886
2,781,979		EOG Resources, Inc	307,242
381,790		Pioneer Natural Resources Co	85,170
558,668		Valero Energy Corp	59,375
		TOTAL ENERGY	593,673

FOOD & STAPLES RETAILING - 2.7%
1,458,863		Costco Wholesale Corp	699,204
		TOTAL FOOD & STAPLES RETAILING	699,204

FOOD, BEVERAGE & TOBACCO - 2.6%
5,133,712		Davide Campari-Milano NV	54,159
4,429,475	*	Monster Beverage Corp	410,613
1,293,257		PepsiCo, Inc	215,534
		TOTAL FOOD, BEVERAGE & TOBACCO	680,306

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
337,626	*	Align Technology, Inc	79,906
3,462,353	*	Dexcom, Inc	258,049
1,294,159	*	Edwards Lifesciences Corp	123,061
504,909		Elevance Health, Inc	243,659
110,899	*	Guardant Health, Inc	4,474
1,230,425	*	Intuitive Surgical, Inc	246,959
965,884		UnitedHealth Group, Inc	496,107
568,951	*	Veeva Systems, Inc	112,675
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,564,890

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
430,361		Estee Lauder Cos (Class A)	109,600
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	109,600

INSURANCE - 0.5%
2,468,681		American International Group, Inc	126,224
		TOTAL INSURANCE	126,224

MATERIALS - 1.5%
2,288,746		Corteva, Inc	123,913
240,480		Linde plc	69,145
919,413		Sherwin-Williams Co	205,866
		TOTAL MATERIALS	398,924

MEDIA & ENTERTAINMENT - 10.2%
442,512	*	Alphabet, Inc (Class A)	964,349
320,526	*	Alphabet, Inc (Class C)	701,135
641,296	*	IAC	48,719
2,794,982	*	Match Group, Inc	194,782
3,068,229	*	Meta Platforms, Inc	494,752
1,414,768	*,e	ROBLOX Corp	46,489
1,359,414		Tencent Holdings Ltd	61,534
1,462,317	*	Twitter, Inc	54,676
695,926	*	Walt Disney Co	65,695
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,634,700	*,e	ZoomInfo Technologies, Inc	$54,338
		TOTAL MEDIA & ENTERTAINMENT	2,686,469

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
1,742,629		AbbVie, Inc	266,901
3,633,701		AstraZeneca plc (ADR)	240,079
9,452,357	*	Avantor, Inc	293,968
914,518		Eli Lilly & Co	296,514
3,257,977	*	Horizon Therapeutics Plc	259,856
683,265	*	Illumina, Inc	125,967
214,165	*	Seagen, Inc	37,894
2,456,448		Zoetis, Inc	422,239
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,943,418
RETAILING - 8.5%
14,004,515	*	Amazon.com, Inc	1,487,419
953,350	*	Burlington Stores, Inc	129,875
857,241	*	CarMax, Inc	77,563
1,698,544	*,e	Coupang, Inc	21,656
1,748,019		eBay, Inc	72,840
108,647		Kering	56,304
1,357,598		Lowe’s Companies, Inc	237,132
2,881,347		TJX Companies, Inc	160,923
		TOTAL RETAILING	2,243,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
2,184,798	*	Advanced Micro Devices, Inc	167,071
1,999,204		Applied Materials, Inc	181,888
1,036,275		Broadcom, Inc	503,433
582,941		Lam Research Corp	248,420
1,686,110		Marvell Technology, Inc	73,396
429,113		Monolithic Power Systems, Inc	164,797
3,392,212		NVIDIA Corp	514,225
931,078		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	76,116
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,929,346

SOFTWARE & SERVICES - 28.7%
685,831		Accenture plc	190,421
43,316	*,g	Adyen NV	62,511
361,825	*	Crowdstrike Holdings, Inc	60,989
930,219	*	DocuSign, Inc	53,376
460,810	*	EPAM Systems, Inc	135,838
922,580		Intuit, Inc	355,599
2,352,033		Mastercard, Inc (Class A)	742,019
11,777,472		Microsoft Corp	3,024,808
2,176,370		Oracle Corp	152,063
593,731	*	Palo Alto Networks, Inc	293,268
1,436,163	*	PayPal Holdings, Inc	100,302
2,705,954	*	Qualtrics International, Inc	33,851
377,292		Roper Technologies, Inc	148,898
3,145,473	*	salesforce.com, Inc	519,129
920,016	*	ServiceNow, Inc	437,486
837,412	*	Synopsys, Inc	254,322
4,095,713		Visa, Inc (Class A)	806,405
704,985	*	Workday, Inc	98,402
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)

518,026	*	Zscaler, Inc			$77,450
		TOTAL SOFTWARE & SERVICES			7,547,137

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
10,968,962		Apple, Inc			1,499,676
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,499,676

TRANSPORTATION - 1.8%
5,251,614	*	Uber Technologies, Inc			107,448
1,706,642		Union Pacific Corp			363,993
		TOTAL TRANSPORTATION			471,441

		TOTAL COMMON STOCKS (Cost $29,090,620)			26,220,232

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000		Federal Farm Credit Bank (FFCB)	0.000%	07/15/22	9,994
		TOTAL GOVERNMENT AGENCY DEBT			9,994

REPURCHASE AGREEMENT - 0.2%
48,845,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	48,845
		TOTAL REPURCHASE AGREEMENT			48,845

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
83,078,702	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540		83,079
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			83,079

		TOTAL SHORT-TERM INVESTMENTS (Cost $141,919)			141,918

		TOTAL INVESTMENTS - 100.2% (Cost $29,232,539)			26,362,150
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(42,026)
		NET ASSETS - 100.0%			$26,320,124

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $79,609,072.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $62,510,705 or 0.2% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $48,845,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $49,821,907.

Cost amounts are in thousands.
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.0%
49,971	*	Adient plc	$1,481
60,325	*	American Axle & Manufacturing Holdings, Inc	454
137,792	*	Aptiv plc	12,273
131,607		BorgWarner, Inc	4,392
43,545	*,e	Canoo, Inc	81
94,328	*,e	Cenntro Electric Group Ltd	142
76,541		Dana Inc	1,077
12,642	*	Dorman Products, Inc	1,387
50,943	*	Faraday Future Intelligent Electric, Inc	132
86,619	*,e	Fisker, Inc	742
2,003,548		Ford Motor Co	22,300
23,054	*	Fox Factory Holding Corp	1,857
732,954	*	General Motors Co	23,279
119,427		Gentex Corp	3,340
18,149	*	Gentherm, Inc	1,133
150,840	*	Goodyear Tire & Rubber Co	1,616
74,158		Harley-Davidson, Inc	2,348
26,356	*,e	Holley, Inc	277
12,667		LCI Industries, Inc	1,417
32,974		Lear Corp	4,151
61,192	*,e	Lordstown Motors Corp	97
274,188	*,e	Lucid Group, Inc	4,705
122,392	*	Luminar Technologies, Inc	726
36,302	*	Modine Manufacturing Co	382
13,147	*	Motorcar Parts of America, Inc	172
12,396		Patrick Industries, Inc	643
111,576	*,e	QuantumScape Corp	958
91,909	*,e	Rivian Automotive, Inc	2,366
29,093	*	Solid Power, Inc	157
11,405		Standard Motor Products, Inc	513
20,247	*	Stoneridge, Inc	347
42,307	*	Tenneco, Inc	726
437,844	*	Tesla, Inc	294,853
29,413	e	Thor Industries, Inc	2,198
12,140	*	Visteon Corp	1,257
17,654	e	Winnebago Industries, Inc	857
67,449	*,e	Workhorse Group, Inc	175
9,934	*	XPEL, Inc	456
		TOTAL AUTOMOBILES & COMPONENTS	395,467

BANKS - 4.1%
4,682		1st Source Corp	213
4,331		ACNB Corp	129
7,958		Allegiance Bancshares, Inc	300
7,212		Amalgamated Financial Corp	143
12,491		Amerant Bancorp Inc	351
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,882		American National Bankshares, Inc	$204
38,500		Ameris Bancorp	1,547
8,940		Arrow Financial Corp	284
85,309		Associated Banc-Corp	1,558
42,326		Atlantic Union Bankshares Corp	1,436
31,941	*	Axos Financial, Inc	1,145
31,112		Banc of California, Inc	548
10,077		Bancfirst Corp	964
3,732	e	Bank First Corp	283
3,626,639		Bank of America Corp	112,897
23,380		Bank of Hawaii Corp	1,739
7,728		Bank of Marin Bancorp	246
25,484		Bank of NT Butterfield & Son Ltd	795
58,249		Bank OZK	2,186
50,841		BankUnited	1,808
18,925		Banner Corp	1,064
11,016		Bar Harbor Bankshares	285
6,589		Baycom Corp	136
7,362		BCB Bancorp, Inc	125
26,834		Berkshire Hills Bancorp, Inc	665
13,432	*	Blue Foundry Bancorp	161
8,721		Blue Ridge Bankshares, Inc	134
15,941		BOK Financial Corp	1,205
10,571	*	Bridgewater Bancshares, Inc	171
28,234		Brookline Bancorp, Inc	376
6,436		Business First Bancshares, Inc	137
5,576		Byline Bancorp, Inc	133
107,871		Cadence BanCorp	2,533
2,502		Cambridge Bancorp	207
3,639		Camden National Corp	160
4,609		Capital Bancorp, Inc	100
9,158		Capital City Bank Group, Inc	255
33,828		Capitol Federal Financial	311
5,956		Capstar Financial Holdings, Inc	117
14,623	*	Carter Bankshares, Inc	193
40,414		Cathay General Bancorp	1,582
12,633		CBTX, Inc	336
21,511		Central Pacific Financial Corp	461
1,017,976		Citigroup, Inc	46,817
9,568		Citizens & Northern Corp	231
251,872		Citizens Financial Group, Inc	8,989
4,775		City Holding Co	381
7,262		Civista Bancshares, Inc	154
9,772		CNB Financial Corp	236
5,328	*	Coastal Financial Corp	203
8,393		Colony Bankcorp Inc	127
39,274		Columbia Banking System, Inc	1,125
17,061	*	Columbia Financial, Inc	372
69,667		Comerica, Inc	5,112
53,144		Commerce Bancshares, Inc	3,489
29,222		Community Bank System, Inc	1,849
1,585		Community Trust Bancorp, Inc	64
21,722		ConnectOne Bancorp, Inc	531
2,974	*	CrossFirst Bankshares, Inc	39
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,366		Cullen/Frost Bankers, Inc	$3,653
19,196	*	Customers Bancorp, Inc	651
69,300		CVB Financial Corp	1,719
19,153		Dime Community Bancshares, Inc	568
17,266		Eagle Bancorp, Inc	819
71,752		East West Bancorp, Inc	4,650
94,260		Eastern Bankshares, Inc	1,740
15,393	e	Enact Holdings, Inc	331
6,481		Enterprise Bancorp, Inc	209
16,077		Enterprise Financial Services Corp	667
7,477		Equity Bancshares, Inc	218
3,546		Esquire Financial Holdings, Inc	118
53,471		Essent Group Ltd	2,080
6,206	*	Farmers & Merchants Bancorp, Inc	206
18,150		Farmers National Banc Corp	272
13,107		FB Financial Corp	514
1,343		Federal Agricultural Mortgage Corp (FAMC)	131
351,476		Fifth Third Bancorp	11,810
10,211		Financial Institutions, Inc	266
15,371		First Bancorp	536
114,850		First Bancorp	1,483
6,485		First Bancorp, Inc	195
6,018		First Bancshares, Inc	172
7,950		First Bank	111
26,747		First Busey Corp	611
4,107		First Business Financial Services, Inc	128
6,675		First Citizens Bancshares, Inc (Class A)	4,364
52,091		First Commonwealth Financial Corp	699
12,139		First Community Bancshares, Inc	357
47,775		First Financial Bancorp	927
70,877		First Financial Bankshares, Inc	2,783
505		First Financial Corp	22
19,660		First Foundation, Inc	403
71,845		First Hawaiian, Inc	1,632
277,809		First Horizon National Corp	6,073
4,089		First Internet Bancorp	151
43,798		First Interstate Bancsystem, Inc	1,669
29,933		First Merchants Corp	1,066
7,120		First Mid-Illinois Bancshares, Inc	254
15,462		First of Long Island Corp	271
92,712		First Republic Bank	13,369
4,047	*	First Western Financial, Inc	110
6,452		Five Star Bancorp	170
17,270		Flagstar Bancorp, Inc	612
4,145		Flushing Financial Corp	88
191,966		FNB Corp	2,085
80,429		Fulton Financial Corp	1,162
6,122	*	FVCBankcorp, Inc	115
5,087		German American Bancorp, Inc	174
63,141		Glacier Bancorp, Inc	2,994
1,871		Great Southern Bancorp, Inc	110
1,346		Guaranty Bancshares, Inc	49
47,878		Hancock Whitney Corp	2,122
23,963		Hanmi Financial Corp	538
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,668		HarborOne Northeast Bancorp, Inc	$230
13,408		Heartland Financial USA, Inc	557
25,661		Heritage Commerce Corp	274
22,188		Heritage Financial Corp	558
35,248	e	Hilltop Holdings, Inc	940
997		Hingham Institution for Savings	283
4,264		Home Bancorp, Inc	146
81,882		Home Bancshares, Inc	1,701
15,022		HomeStreet, Inc	521
13,541		HomeTrust Bancshares, Inc	339
59,403		Hope Bancorp, Inc	822
2,709		Horizon Bancorp	47
768,669		Huntington Bancshares, Inc	9,247
25,003		Independent Bank Corp	1,986
17,558		Independent Bank Corp	338
20,253		Independent Bank Group, Inc	1,375
29,344		International Bancshares Corp	1,176
5,837	e	John Marshall Bancorp, Inc	132
1,506,142		JPMorgan Chase & Co	169,607
8,268		Kearny Financial Corp	92
490,546		Keycorp	8,452
9,106		Lakeland Bancorp, Inc	133
13,317		Lakeland Financial Corp	884
14,926		Live Oak Bancshares, Inc	506
94,000		M&T Bank Corp	14,983
19,210		Macatawa Bank Corp	170
1,529		Mercantile Bank Corp	49
8,062		Merchants Bancorp	183
20,574		Meta Financial Group, Inc	796
10,190		Metrocity Bankshares, Inc	207
4,420	*	Metropolitan Bank Holding Corp	307
136,986		MGIC Investment Corp	1,726
7,348		Mid Penn Bancorp, Inc	198
10,800		Midland States Bancorp, Inc	260
7,821		MidWestOne Financial Group, Inc	232
37,224	*	Mr Cooper Group, Inc	1,368
5,369		MVB Financial Corp	167
19,324		National Bank Holdings Corp	740
21,431		NBT Bancorp, Inc	806
237,579	e	New York Community Bancorp, Inc	2,169
6,480	*	Nicolet Bankshares, Inc	469
38,864	*	NMI Holdings, Inc	647
3,442		Northeast Bank	126
5,388		Northfield Bancorp, Inc	70
62,279		Northwest Bancshares, Inc	797
12,012		OceanFirst Financial Corp	230
33,903		OFG Bancorp	861
133,138		Old National Bancorp	1,969
21,667		Old Second Bancorp, Inc	290
11,057		Origin Bancorp, Inc	429
5,318		Orrstown Financial Services, Inc	129
51,153		Pacific Premier Bancorp, Inc	1,496
55,834		PacWest Bancorp	1,489
7,855		Park National Corp	952
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,178	*	Parke Bancorp, Inc	$109
5,966		PCB Bancorp	111
13,465		PCSB Financial Corp	257
267		Peapack Gladstone Financial Corp	8
9,684		PennyMac Financial Services, Inc	423
4,697		Peoples Bancorp, Inc	125
5,712		Peoples Financial Services Corp	319
41,191		Pinnacle Financial Partners, Inc	2,978
213,142		PNC Financial Services Group, Inc	33,627
38,321		Popular, Inc	2,948
8,859		Preferred Bank	603
20,188		Premier Financial Corp	512
8,140		Primis Financial Corp	111
6,623	*	Professional Holding Corp	133
41,648		Prosperity Bancshares, Inc	2,843
6,589		Provident Bancorp Inc	103
38,294		Provident Financial Services, Inc	852
8,729		QCR Holdings, Inc	471
73,149		Radian Group, Inc	1,437
9,265		RBB Bancorp	191
2,235		Red River Bancshares Inc	121
482,164		Regions Financial Corp	9,041
30,881		Renasant Corp	890
6,104		Republic Bancorp, Inc (Class A)	294
34,776	*,e	Republic First Bancorp, Inc	132
74,318	e	Rocket Cos, Inc	547
13,081		S&T Bancorp, Inc	359
22,606		Sandy Spring Bancorp, Inc	883
28,631		Seacoast Banking Corp of Florida	946
24,631		ServisFirst Bancshares, Inc	1,944
9,123	e	Shore Bancshares, Inc	169
8,919		Sierra Bancorp	194
32,409		Signature Bank	5,808
12,494	*	Silvergate Capital Corp	669
55,218		Simmons First National Corp (Class A)	1,174
5,382		SmartFinancial, Inc	130
5,202		South Plains Financial Inc	126
38,442		South State Corp	2,966
4,079	*	Southern First Bancshares, Inc	178
4,139		Southern Missouri Bancorp, Inc	187
10,544		Southside Bancshares, Inc	395
11,262		Stock Yards Bancorp, Inc	674
6,101		Summit Financial Group, Inc	169
30,276	*	SVB Financial Group	11,959
74,250		Synovus Financial Corp	2,677
27,678	*	Texas Capital Bancshares, Inc	1,457
34,383		TFS Financial Corp	472
35,393	*	The Bancorp, Inc	691
6,549	*	Third Coast Bancshares, Inc	143
7,201		Tompkins Financial Corp	519
34,516		Towne Bank	937
19,212		Trico Bancshares	877
10,668	*	Triumph Bancorp, Inc	667
686,348		Truist Financial Corp	32,553
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,656		TrustCo Bank Corp NY	$82
34,442		Trustmark Corp	1,005
23,900		UMB Financial Corp	2,058
117,477		Umpqua Holdings Corp	1,970
68,198		United Bankshares, Inc	2,392
48,352		United Community Banks, Inc	1,460
5,426		Univest Financial Corp	138
692,843		US Bancorp	31,885
23,393	e	UWM Holdings Corp	83
218,557		Valley National Bancorp	2,275
22,054		Veritex Holdings, Inc	645
12,277		Walker & Dunlop, Inc	1,183
25,531		Washington Federal, Inc	766
3,676		Washington Trust Bancorp, Inc	178
19,189		Waterstone Financial, Inc	327
99,733		Webster Financial Corp	4,204
1,958,307		Wells Fargo & Co	76,707
21,097		WesBanco, Inc	669
11,970		West Bancorporation, Inc	291
13,352		Westamerica Bancorporation	743
50,142		Western Alliance Bancorp	3,540
31,127		Wintrust Financial Corp	2,495
37,346		WSFS Financial Corp	1,497
81,460		Zions Bancorporation	4,146
		TOTAL BANKS	792,078

CAPITAL GOODS - 5.8%
293,036		3M Co	37,922
66,416		A.O. Smith Corp	3,632
21,498		Aaon, Inc	1,177
23,226	*	AAR Corp	972
16,749		Acuity Brands, Inc	2,580
31,531		Advanced Drainage Systems, Inc	2,840
69,560		Aecom Technology Corp	4,537
39,078	*	Aerojet Rocketdyne Holdings, Inc	1,587
12,268	*	Aerovironment, Inc	1,008
8,143	*	AerSale Corp	118
34,274		AGCO Corp	3,383
56,080		Air Lease Corp	1,875
5,157		Alamo Group, Inc	600
16,794		Albany International Corp (Class A)	1,323
44,803		Allegion plc	4,386
6,739		Allied Motion Technologies, Inc	154
34,500		Allison Transmission Holdings, Inc	1,327
10,745	*	Alta Equipment Group, Inc	96
35,359		Altra Industrial Motion Corp	1,246
13,776	*	Ameresco, Inc	628
10,171	*	American Woodmark Corp	458
118,210		Ametek, Inc	12,990
98,441	*	API Group Corp	1,474
13,802		Apogee Enterprises, Inc	541
21,181		Applied Industrial Technologies, Inc	2,037
63,826	*,e	Archer Aviation, Inc	197
26,444		Arcosa, Inc	1,228
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,471	e	Argan, Inc	$391
24,025		Armstrong World Industries, Inc	1,801
69,116	*	Array Technologies, Inc	761
15,250		Astec Industries, Inc	622
73,791	*,e	Astra Space, Inc	96
15,755	*	Astronics Corp	160
23,836	*	Atkore International Group, Inc	1,979
35,579	*	Axon Enterprise, Inc	3,315
60,195	*	AZEK Co, Inc	1,008
13,571		AZZ, Inc	554
30,289	*	Babcock & Wilcox Enterprises, Inc	183
25,595		Barnes Group, Inc	797
22,560	*	Beacon Roofing Supply, Inc	1,159
19,926	*,e	Blink Charging Co	329
75,992	*,e	Bloom Energy Corp	1,254
3,946	*	Blue Bird Corp	36
4,896	*	BlueLinx Holdings, Inc	327
282,950	*	Boeing Co	38,685
21,496		Boise Cascade Co	1,279
13,313	e	Brookfield Business Corp	306
84,139	*	Builders FirstSource, Inc	4,518
40,627		BWX Technologies, Inc	2,238
8,469		Cadre Holdings, Inc	167
14,163	e	Caesarstone Sdot-Yam Ltd	129
25,553		Carlisle Cos, Inc	6,097
443,197		Carrier Global Corp	15,804
275,395		Caterpillar, Inc	49,230
120,169	*,e	ChargePoint Holdings, Inc	1,645
17,096	*	Chart Industries, Inc	2,862
12,045	*	CIRCOR International, Inc	197
14,727		Columbus McKinnon Corp	418
19,457		Comfort Systems USA, Inc	1,618
11,212	*	Construction Partners Inc	235
18,969	*	Core & Main, Inc	423
29,151	*	Cornerstone Building Brands, Inc	714
27,810		Crane Holdings Co	2,435
7,468		CSW Industrials, Inc	769
72,106		Cummins, Inc	13,955
22,308		Curtiss-Wright Corp	2,946
30,728	*,e	Custom Truck One Source, Inc	172
44,985	*,e	Decarbonization Plus Acquisition Corp	132
144,827		Deere & Co	43,371
62,846	*,e	Desktop Metal, Inc	138
63,656		Donaldson Co, Inc	3,064
16,771		Douglas Dynamics, Inc	482
73,026		Dover Corp	8,860
8,048	*	Ducommun, Inc	346
11,117	*	DXP Enterprises, Inc	340
16,954	*	Dycom Industries, Inc	1,577
207,720		Eaton Corp	26,171
28,208		EMCOR Group, Inc	2,904
304,834		Emerson Electric Co	24,246
10,981		Encore Wire Corp	1,141
24,905	*	Energy Recovery, Inc	484
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,892	*,e	Energy Vault Holdings, Inc	$129
32,971		Enerpac Tool Group Corp	627
25,301		EnerSys	1,492
55,762	*,e	Enovix Corp	497
11,263		EnPro Industries, Inc	923
21,428	e	Esab Corp	937
13,003		ESCO Technologies, Inc	889
41,349	*	ESS Tech, Inc	116
63,155	*	Evoqua Water Technologies Corp	2,053
297,190		Fastenal Co	14,836
32,884		Federal Signal Corp	1,171
71,435		Flowserve Corp	2,045
18,242	*,e	Fluence Energy, Inc	173
77,505	*	Fluor Corp	1,886
185,058		Fortive Corp	10,063
67,350		Fortune Brands Home & Security, Inc	4,033
20,104		Franklin Electric Co, Inc	1,473
21,243	*,e	FTC Solar, Inc	77
176,294	*,e	FuelCell Energy, Inc	661
30,738	*	Gates Industrial Corp plc	332
18,204		GATX Corp	1,714
31,919	*	Generac Holdings, Inc	6,721
127,173		General Dynamics Corp	28,137
568,236		General Electric Co	36,180
17,907	*	Gibraltar Industries, Inc	694
9,938		Global Industrial Co	336
23,326	*	GMS, Inc	1,038
12,385	e	Gorman-Rupp Co	350
85,810		Graco, Inc	5,098
95,580		GrafTech International Ltd	676
24,972		Granite Construction, Inc	728
44,924	*	Great Lakes Dredge & Dock Corp	589
19,838		Greenbrier Cos, Inc	714
20,793		Griffon Corp	583
17,554		H&E Equipment Services, Inc	509
21,061	*,e	Hayward Holdings, Inc	303
21,280		HEICO Corp	2,790
38,786		HEICO Corp (Class A)	4,087
16,194		Helios Technologies, Inc	1,073
13,619		Herc Holdings, Inc	1,228
48,986		Hexcel Corp	2,562
32,149		Hillenbrand, Inc	1,317
69,001	*	Hillman Solutions Corp	596
348,234		Honeywell International, Inc	60,527
195,610		Howmet Aerospace, Inc	6,152
27,556		Hubbell, Inc	4,921
22,109	*	Hudson Technologies, Inc	166
20,298		Huntington Ingalls	4,421
20,974	*,e	Hydrofarm Holdings Group, Inc	73
63,978	*,e	Hyliion Holdings Corp	206
7,224		Hyster-Yale Materials Handling, Inc	233
37,542		IDEX Corp	6,819
5,334	*	IES Holdings, Inc	161
159,965		Illinois Tool Works, Inc	29,154
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,590	*,e	Infrastructure and Energy Alternatives, Inc	$125
210,036		Ingersoll Rand, Inc	8,838
3,056		Insteel Industries, Inc	103
46,862		ITT, Inc	3,151
41,873	*	Janus International Group, Inc	378
45,832	*	JELD-WEN Holding, Inc	669
16,888		John Bean Technologies Corp	1,865
358,998		Johnson Controls International plc	17,189
5,348		Kadant, Inc	975
15,070		Kaman Corp	471
45,625		Kennametal, Inc	1,060
66,946	*	Kratos Defense & Security Solutions, Inc	929
99,323		L3Harris Technologies, Inc	24,006
4,456	*	Lawson Products, Inc	229
16,699		Lennox International, Inc	3,450
28,514		Lincoln Electric Holdings, Inc	3,517
5,950		Lindsay Corp	790
122,557		Lockheed Martin Corp	52,695
17,575		Luxfer Holdings plc	266
22,630	*	Manitowoc Co, Inc	238
56,422	*	Markforged Holding Corp	104
118,584		Masco Corp	6,000
13,395	*	Masonite International Corp	1,029
31,664	*	Mastec, Inc	2,269
38,365		Maxar Technologies, Inc	1,001
8,494		McGrath RentCorp	646
96,446		MDU Resources Group, Inc	2,603
30,340	*	Mercury Systems, Inc	1,952
34,734	*	Meritor, Inc	1,262
87,434	*	Microvast Holdings, Inc	194
27,681	*	Middleby Corp	3,470
7,280		Miller Industries, Inc	165
14,677		Moog, Inc (Class A)	1,165
43,932	*	MRC Global, Inc	438
19,273		MSC Industrial Direct Co (Class A)	1,448
28,683		Mueller Industries, Inc	1,529
85,916		Mueller Water Products, Inc (Class A)	1,008
10,993	*	MYR Group, Inc	969
3,534		National Presto Industries, Inc	232
109,431	*,e	Nikola Corp	521
28,439		Nordson Corp	5,757
75,585		Northrop Grumman Corp	36,173
6,891	*	Northwest Pipe Co	206
78,206	*	NOW, Inc	765
5,211	*	NV5 Global Inc	608
87,536		nVent Electric plc	2,742
2,354	e	Omega Flex, Inc	253
33,865		Oshkosh Corp	2,782
217,734		Otis Worldwide Corp	15,387
47,520		Owens Corning, Inc	3,531
172,642		PACCAR, Inc	14,215
14,228		Park Aerospace Corp	182
64,796		Parker-Hannifin Corp	15,943
12,058	*	Parsons Corp	487
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
88,369		Pentair plc	$4,045
36,380	*	PGT Innovations, Inc	605
274,975	*,e	Plug Power, Inc	4,556
7,077		Powell Industries, Inc	165
1,801		Preformed Line Products Co	111
28,783		Primoris Services Corp	626
113,352	*,e	Proterra, Inc	526
15,505	*	Proto Labs, Inc	742
16,969		Quanex Building Products Corp	386
75,730		Quanta Services, Inc	9,492
767,844		Raytheon Technologies Corp	73,797
13,498	*	RBC Bearings, Inc	2,496
36,333		Regal-Beloit Corp	4,125
82,950	*	Resideo Technologies, Inc	1,611
8,757		REV Group, Inc	95
109,316	*,e	Rocket Lab USA, Inc	414
61,336		Rockwell Automation, Inc	12,225
15,224		Rush Enterprises, Inc (Class A)	734
6,895		Rush Enterprises, Inc (Class B)	342
38,910	*	Sarcos Technology and Robotics Corp	103
80,042		Sensata Technologies Holding plc	3,307
50,036	*	Shoals Technologies Group, Inc	825
18,886		Shyft Group, Inc	351
19,894		Simpson Manufacturing Co, Inc	2,002
24,415	*	SiteOne Landscape Supply, Inc	2,902
26,902		Snap-On, Inc	5,300
59,911		Spirit Aerosystems Holdings, Inc (Class A)	1,755
23,935	*	SPX Corp	1,265
4,143		Standex International Corp	351
77,790		Stanley Black & Decker, Inc	8,157
34,176	*,e	Stem, Inc	245
18,886	*	Sterling Construction Co, Inc	414
109,516	*	Sunrun, Inc	2,558
10,075		Tennant Co	597
35,787		Terex Corp	979
13,596		Textainer Group Holdings Ltd	373
109,676		Textron, Inc	6,698
24,419	*	Thermon Group Holdings	343
35,263		Timken Co	1,871
27,553	*	Titan International, Inc	416
11,613	*	Titan Machinery, Inc	260
54,608		Toro Co	4,139
19,490	*	TPI Composites, Inc	244
118,596		Trane Technologies plc	15,402
3,856	*	Transcat Inc	219
27,473	*	TransDigm Group, Inc	14,744
63,333	*	Trex Co, Inc	3,447
42,805		Trinity Industries, Inc	1,037
28,650		Triton International Ltd	1,508
32,779	*	Triumph Group, Inc	436
27,269	*	Tutor Perini Corp	239
26,618		UFP Industries, Inc	1,814
36,814	*	United Rentals, Inc	8,942
78,474	*	Univar Solutions Inc	1,952
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,628		Valmont Industries, Inc	$2,387
7,860	*	Vectrus, Inc	263
7,828	*	Veritiv Corp	850
154,466		Vertiv Holdings Co	1,270
12,845	*	Vicor Corp	703
57,371	*,e	View, Inc	93
96,965	*,e	Virgin Galactic Holdings, Inc	584
22,232		W.W. Grainger, Inc	10,103
28,077		Wabash National Corp	381
17,942		Watsco, Inc	4,285
12,667		Watts Water Technologies, Inc (Class A)	1,556
42,720	*	Welbilt, Inc	1,017
24,302	*	WESCO International, Inc	2,603
90,345		Westinghouse Air Brake Technologies Corp	7,416
111,743	*	WillScot Mobile Mini Holdings Corp	3,623
30,482		Woodward Inc	2,819
95,020		Xylem, Inc	7,429
65,462		Zurn Water Solutions Corp	1,783
		TOTAL CAPITAL GOODS	1,129,888

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
40,285		ABM Industries, Inc	1,749
5,587		ACCO Brands Corp	37
57,811	*	ACV Auctions, Inc	378
174,070	*	Alight, Inc	1,175
11,286		Aris Water Solution, Inc	188
27,574	*	ASGN Inc	2,489
5,145		Barrett Business Services, Inc	375
66,781		Booz Allen Hamilton Holding Co	6,034
22,496		Brady Corp (Class A)	1,063
16,522	*	BrightView Holdings, Inc	198
26,557		Brink’s Co	1,612
12,641	*	CACI International, Inc (Class A)	3,562
26,846	*	Casella Waste Systems, Inc (Class A)	1,951
18,053	*	CBIZ, Inc	721
8,021	*	Cimpress plc	312
44,551		Cintas Corp	16,641
226,376	*	Clarivate Analytics plc	3,138
27,814	*	Clean Harbors, Inc	2,439
107,499	*	Copart, Inc	11,681
49,610	*	CoreCivic, Inc	551
201,024	*	CoStar Group, Inc	12,144
3,881		CRA International, Inc	347
22,984		Deluxe Corp	498
20,676	*	Driven Brands Holdings, Inc	569
129,661	*	Dun & Bradstreet Holdings, Inc	1,949
1,045		Ennis, Inc	21
62,334		Equifax, Inc	11,393
28,338		Exponent, Inc	2,592
15,944	*	First Advantage Corp	202
7,582	*	Forrester Research, Inc	363
7,620	*	Franklin Covey Co	352
16,142	*	FTI Consulting, Inc	2,919
42,598	*,e	Geo Group, Inc	281
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,732	*	Harsco Corp	$304
40,910		Healthcare Services Group	712
14,300		Heidrick & Struggles International, Inc	463
8,893	*	Heritage-Crystal Clean, Inc	240
37,280		Herman Miller, Inc	979
10,874	*	HireRight Holdings Corp	155
23,758		HNI Corp	824
15,850	*	Huron Consulting Group, Inc	1,030
74,086	*	IAA, Inc	2,428
6,267		ICF International, Inc	595
19,828		Insperity, Inc	1,979
44,581		Interface, Inc	559
64,684		Jacobs Engineering Group, Inc	8,223
67,918	*	KAR Auction Services, Inc	1,003
77,169		KBR, Inc	3,734
20,372		Kelly Services, Inc (Class A)	404
11,207		Kforce, Inc	688
25,171		Kimball International, Inc (Class B)	193
29,134		Korn/Ferry International	1,690
23,268	*,e	Legalzoom.com, Inc	256
69,072		Leidos Holdings, Inc	6,956
67,802	*	Li-Cycle Holdings Corp	467
31,415		Manpower, Inc	2,400
14,965		Mantech International Corp (Class A)	1,428
16,885		Matthews International Corp (Class A)	484
12,017	*	Montrose Environmental Group, Inc	406
19,573		MSA Safety, Inc	2,370
196,358		Nielsen NV	4,560
4,961		NL Industries, Inc	49
95,984		Pitney Bowes, Inc	348
79,689	*,e	Planet Labs PBC	345
4,854	*	Red Violet, Inc	92
104,675		Republic Services, Inc	13,699
20,546		Resources Connection, Inc	419
55,521		Robert Half International, Inc	4,158
119,495		Rollins, Inc	4,173
32,160		Science Applications International Corp	2,994
12,140	*	SP Plus Corp	373
61,807		Steelcase, Inc (Class A)	663
49,051	*	Stericycle, Inc	2,151
12,139	*,e	Sterling Check Corp	198
29,513		Tetra Tech, Inc	4,030
100,803		TransUnion	8,063
22,121	*	TriNet Group, Inc	1,717
19,072	*	TrueBlue, Inc	341
8,983		Unifirst Corp	1,547
63,645	*	Upwork, Inc	1,316
80,134		Verisk Analytics, Inc	13,870
15,178	*	Viad Corp	419
5,586		VSE Corp	210
210,314		Waste Management, Inc	32,174
5,398	*	Willdan Group, Inc	149
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	228,952
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 1.1%
15,286		Acushnet Holdings Corp	$637
48,382	*	Allbirds, Inc	190
35,953	*,e	AMMO, Inc	138
21,459	*	Beazer Homes USA, Inc	259
38,863		Brunswick Corp	2,541
63,158	*	Callaway Golf Co	1,288
73,053	*	Capri Holdings Ltd	2,996
23,650		Carter’s, Inc	1,667
5,040	*	Cavco Industries, Inc	988
13,611		Century Communities, Inc	612
14,289	e	Clarus Corp	271
21,656		Columbia Sportswear Co	1,550
31,668	*	Crocs, Inc	1,541
14,122	*	Deckers Outdoor Corp	3,606
166,594		DR Horton, Inc	11,027
10,739	*	Dream Finders Homes, Inc	114
24,672	*,e	Ermenegildo Zegna Holditalia S.p.A	260
18,783		Ethan Allen Interiors, Inc	380
31,215	*	Fossil Group, Inc	161
79,850		Garmin Ltd	7,845
24,084	*	G-III Apparel Group Ltd	487
74,136	*	GoPro, Inc	410
16,535	*	Green Brick Partners, Inc	324
156,073		Hanesbrands, Inc	1,606
67,084		Hasbro, Inc	5,493
13,347	*,e	Helen of Troy Ltd	2,168
2,792	*	Hovnanian Enterprises, Inc	119
13,822		Installed Building Products, Inc	1,149
15,263	*	iRobot Corp	561
3,583		Johnson Outdoors, Inc	219
36,885		KB Home	1,050
30,075		Kontoor Brands, Inc	1,004
12,660	*	Latham Group, Inc	88
25,091		La-Z-Boy, Inc	595
73,033		Leggett & Platt, Inc	2,525
132,136		Lennar Corp (Class A)	9,325
2,824		Lennar Corp (Class B)	166
12,635	*	LGI Homes, Inc	1,098
7,210		Lifetime Brands, Inc	80
5,568	*	Lovesac Co	153
58,446	*	Lululemon Athletica, Inc	15,933
5,951	*	M/I Homes, Inc	236
13,092	*	Malibu Boats, Inc	690
8,407		Marine Products Corp	80
13,690	*	MasterCraft Boat Holdings, Inc	288
167,123	*	Mattel, Inc	3,732
23,210		MDC Holdings, Inc	750
17,632	*	Meritage Homes Corp	1,278
28,443	*	Mohawk Industries, Inc	3,530
11,320		Movado Group, Inc	350
207,669		Newell Brands Inc	3,954
632,701		Nike, Inc (Class B)	64,662
1,503	*	NVR, Inc	6,018
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,770		Oxford Industries, Inc	$778
145,284	*,e	Peloton Interactive, Inc	1,334
5,912	*,e	PLBY Group, Inc	38
27,935	e	Polaris Inc	2,773
107,132		Pulte Homes, Inc	4,246
27,406	*,e	Purple Innovation, Inc	84
40,092		PVH Corp	2,281
25,991		Ralph Lauren Corp	2,330
3,738		Rocky Brands, Inc	128
72,360	*	Skechers U.S.A., Inc (Class A)	2,575
28,672	*	Skyline Champion Corp	1,360
29,016		Smith & Wesson Brands, Inc	381
67,337	*,e	Sonos, Inc	1,215
44,766		Steven Madden Ltd	1,442
3,716		Sturm Ruger & Co, Inc	237
5,163		Superior Uniform Group, Inc	92
139,958		Tapestry, Inc	4,272
52,524	*	Taylor Morrison Home Corp	1,227
87,531		Tempur Sealy International, Inc	1,871
61,714		Toll Brothers, Inc	2,752
18,124	*	TopBuild Corp	3,030
12,158	*,e	Traeger, Inc	52
47,835	*	TRI Pointe Homes, Inc	807
28,980	*	Tupperware Brands Corp	184
84,878	*	Under Armour, Inc (Class A)	707
110,542	*	Under Armour, Inc (Class C)	838
10,905	*	Unifi, Inc	153
10,485	*	Universal Electronics, Inc	268
180,319		VF Corp	7,965
94,396	*,e	Vinco Ventures, Inc	130
8,898	*	Vista Outdoor, Inc	248
34,786	*	Vizio Holding Corp	237
32,024	*,e	Vuzix Corp	227
13,847	e	Weber, Inc	100
28,362	e	Whirlpool Corp	4,392
48,726		Wolverine World Wide, Inc	982
46,993	*	YETI Holdings, Inc	2,033
		TOTAL CONSUMER DURABLES & APPAREL	221,961

CONSUMER SERVICES - 2.1%
36,774	*	2U, Inc	385
25,118	*	Accel Entertainment, Inc	267
86,801		ADT, Inc	534
29,568	*	Adtalem Global Education, Inc	1,064
193,238	*	Airbnb, Inc	17,214
12,233	*	American Public Education, Inc	198
125,887		ARAMARK Holdings Corp	3,856
17,816	*	Bally’s Corp	352
769	*	Biglari Holdings, Inc (B Shares)	94
15,173	*	BJ’s Restaurants, Inc	329
44,145		Bloomin’ Brands, Inc	734
8,897		Bluegreen Vacations Holding Corp	222
20,969	*	Booking Holdings, Inc	36,675
19,931	*,e	Bowlero Corp	211
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,510		Boyd Gaming Corp	$2,165
28,106	*	Bright Horizons Family Solutions	2,375
25,489	*	Brinker International, Inc	561
109,557	*	Caesars Entertainment, Inc	4,196
468,051	*,e	Carnival Corp	4,049
11,838		Carriage Services, Inc	469
16,727	*	Century Casinos, Inc	120
23,639		Cheesecake Factory	625
76,982	*	Chegg, Inc	1,446
14,420	*	Chipotle Mexican Grill, Inc (Class A)	18,851
19,126		Choice Hotels International, Inc	2,135
20,586		Churchill Downs, Inc	3,943
12,474	*	Chuy’s Holdings, Inc	248
57,806	*	Coursera, Inc	820
12,944		Cracker Barrel Old Country Store, Inc	1,081
64,257		Darden Restaurants, Inc	7,269
23,587	*	Dave & Buster’s Entertainment, Inc	773
41,277	*	Denny’s Corp	358
8,713	e	Dine Brands Global Inc.	567
18,765		Domino’s Pizza, Inc	7,313
173,206	*,e	DraftKings, Inc	2,021
12,069	*	Duolingo, Inc	1,057
14,501	*	El Pollo Loco Holdings, Inc	143
10,835	e	European Wax Center, Inc	191
45,885	*	Everi Holdings, Inc	748
75,700	*	Expedia Group, Inc	7,179
45,952	*	frontdoor, Inc	1,106
16,841	*	Full House Resorts, Inc	102
7,389	*	Golden Entertainment, Inc	292
1,473		Graham Holdings Co	835
16,404	*	Grand Canyon Education, Inc	1,545
84,785		H&R Block, Inc	2,995
49,665	*	Hilton Grand Vacations, Inc	1,775
139,998		Hilton Worldwide Holdings, Inc	15,601
24,452	*	Hyatt Hotels Corp	1,807
11,356	*	Inspired Entertainment, Inc	98
54,564		International Game Technology plc	1,013
12,544		Jack in the Box, Inc	703
44,656	e	Krispy Kreme, Inc	607
167,139	*	Las Vegas Sands Corp	5,614
62,559		Laureate Education, Inc	724
20,784	*,e	Life Time Group Holdings, Inc	268
10,890	*	Lindblad Expeditions Holdings, Inc	88
137,466		Marriott International, Inc (Class A)	18,697
22,871		Marriott Vacations Worldwide Corp	2,658
379,214		McDonald’s Corp	93,620
195,430		MGM Resorts International	5,658
22,276	*,e	Mister Car Wash, Inc	242
7,140	*	Monarch Casino & Resort, Inc	419
3,043	*	NEOGAMES S.A.	41
8,091	*	Noodles & Co	38
204,209	*,e	Norwegian Cruise Line Holdings Ltd	2,271
29,338	*	OneSpaWorld Holdings Ltd	210
18,811		Papa John’s International, Inc	1,571
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
85,767	*	Penn National Gaming, Inc	$2,609
46,334	*	Perdoceo Education Corp	546
45,756	*	Planet Fitness, Inc	3,112
12,559	*,e	Portillo’s, Inc	205
23,203	*	PowerSchool Holdings, Inc	280
6,547		RCI Hospitality Holdings, Inc	317
26,499		Red Rock Resorts, Inc	884
47,538	*,e	Rover Group, Inc	179
120,421	*	Royal Caribbean Cruises Ltd	4,204
28,549	*	Rush Street Interactive, Inc	133
21,790		Ruth’s Hospitality Group Inc	354
52,481	*	Scientific Games Corp (Class A)	2,466
22,953	*	SeaWorld Entertainment, Inc	1,014
77,028		Service Corp International	5,324
20,425	*	Shake Shack, Inc	806
42,367	*	Six Flags Entertainment Corp	919
592,103		Starbucks Corp	45,231
11,328		Strategic Education, Inc	800
13,194	*	Stride, Inc	538
6,470	*	Sweetgreen, Inc	75
21,327	*	Target Hospitality Corp	122
70,662	*	Terminix Global Holdings, Inc	2,872
35,053		Texas Roadhouse, Inc (Class A)	2,566
46,546		Travel & Leisure Co	1,807
36,983	*	Udemy, Inc	378
16,593	*	Universal Technical Institute, Inc	118
21,929		Vail Resorts, Inc	4,782
41,530	*,e	Vivint Smart Home, Inc	144
97,887		Wendy’s	1,848
16,288	e	Wingstop, Inc	1,218
26,120	*	WW International Inc	167
45,815		Wyndham Hotels & Resorts, Inc	3,011
58,587	*	Wynn Resorts Ltd	3,338
8,699	*	Xponential Fitness, Inc	109
144,894		Yum! Brands, Inc	16,447
		TOTAL CONSUMER SERVICES	402,359

DIVERSIFIED FINANCIALS - 5.1%
8,101		AFC Gamma, Inc	124
19,794		Affiliated Managers Group, Inc	2,308
247,438		AGNC Investment Corp	2,739
8,948		Alerus Financial Corp	213
166,474		Ally Financial, Inc	5,579
9,522		A-Mark Precious Metals, Inc	307
310,867		American Express Co	43,092
54,253		Ameriprise Financial, Inc	12,895
803,650		Annaly Capital Management, Inc	4,750
68,911		Apollo Commercial Real Estate Finance, Inc	719
236,910		Apollo Global Management, Inc	11,485
61,262		Arbor Realty Trust, Inc	803
22,112		Ares Commercial Real Estate Corp	270
78,238		Ares Management Corp	4,449
26,163	e	ARMOUR Residential REIT, Inc	184
32,135		Artisan Partners Asset Management, Inc	1,143
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,796	*	Assetmark Financial Holdings, Inc	$165
4,316		Associated Capital Group, Inc	155
10,240	e	B. Riley Financial, Inc	433
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	285
378,977		Bank of New York Mellon Corp	15,807
929,434	*	Berkshire Hathaway, Inc (Class B)	253,754
166,153		BGC Partners, Inc (Class A)	560
77,481		BlackRock, Inc	47,189
87,301	e	Blackstone Mortgage Trust, Inc	2,416
361,366		Blackstone, Inc	32,967
30,473	*	Blucora, Inc	563
207,831		Blue Owl Capital, Inc	2,085
23,450		Brightsphere Investment Group, Inc	422
46,061		BrightSpire Capital, Inc	348
37,551		Broadmark Realty Capital, Inc	252
48,331	*	Cannae Holdings, Inc	935
204,249		Capital One Financial Corp	21,281
106,775		Carlyle Group, Inc	3,381
53,974		CBOE Global Markets, Inc	6,109
784,796		Charles Schwab Corp	49,583
121,929	e	Chimera Investment Corp	1,075
47,158	e	Claros Mortgage Trust, Inc	790
185,659		CME Group, Inc	38,004
15,440		Cohen & Steers, Inc	982
79,947	*,e	Coinbase Global, Inc	3,759
31,056	e	Compass Diversified Trust	665
18,127		Cowen Group, Inc	429
3,577	*,e	Credit Acceptance Corp	1,693
9,440	*	Cryptyde, Inc	19
7,834		Curo Group Holdings Corp	43
2,179		Diamond Hill Investment Group, Inc	378
144,788		Discover Financial Services	13,694
19,156	*	Donnelley Financial Solutions, Inc	561
11,107		Dynex Capital, Inc	177
17,423	e	Ellington Financial Inc	256
10,179	*,e	Encore Capital Group, Inc	588
23,911	*	Enova International, Inc	689
197,378		Equitable Holdings, Inc	5,146
21,958		Evercore Inc	2,056
38,445	*	Ezcorp, Inc (Class A)	289
19,752		Factset Research Systems, Inc	7,596
51,663		Federated Investors, Inc (Class B)	1,642
24,222		FirstCash Holdings, Inc	1,684
32,102	*	Focus Financial Partners, Inc	1,093
23,368		Franklin BSP Realty Trust, Inc	315
158,845	e	Franklin Resources, Inc	3,703
2,827	e	GAMCO Investors, Inc (Class A)	59
23,172	e	GCM Grosvenor, Inc	159
170,602		Goldman Sachs Group, Inc	50,672
31,227		Granite Point Mortgage Trust, Inc	299
33,057	*	Green Dot Corp	830
18,233		Hamilton Lane, Inc	1,225
41,845	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,584
25,893		Houlihan Lokey, Inc	2,044
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
44,099		Interactive Brokers Group, Inc (Class A)	$2,426
286,870		Intercontinental Exchange Group, Inc	26,977
183,237		Invesco Ltd	2,956
10,073	e	Invesco Mortgage Capital, Inc	148
38,721		Jackson Financial, Inc	1,036
84,445		Janus Henderson Group plc	1,985
110,637		Jefferies Financial Group, Inc	3,056
289,960		KKR & Co, Inc	13,422
17,625		KKR Real Estate Finance Trust, Inc	308
49,932		Ladder Capital Corp	526
55,948		Lazard Ltd (Class A)	1,813
42,896	*	LendingClub Corp	501
6,343	*	LendingTree, Inc	278
40,959		LPL Financial Holdings, Inc	7,556
8,130		Manning & Napier, Inc	101
18,723		MarketAxess Holdings, Inc	4,793
46,018		MFA Financial, Inc	495
33,380		Moelis & Co	1,314
74,135	*	Moneylion, Inc	98
83,362		Moody’s Corp	22,672
658,870		Morgan Stanley	50,114
12,847		Morningstar, Inc	3,107
40,953		MSCI, Inc (Class A)	16,879
59,335		Nasdaq Inc	9,051
72,107		Navient Corp	1,009
3,424		Nelnet, Inc (Class A)	292
185,902		New Residential Investment Corp	1,733
73,139		New York Mortgage Trust, Inc	202
108,636		Northern Trust Corp	10,481
60,203		OneMain Holdings, Inc	2,250
56,898	*	Open Lending Corp	582
11,565	*	Oportun Financial Corp	96
7,363		Oppenheimer Holdings, Inc	243
23,694	e	Orchid Island Capital, Inc	68
47,765	e	PennyMac Mortgage Investment Trust	661
23,862		Perella Weinberg Partners	139
10,272		Piper Jaffray Cos	1,164
13,025		PJT Partners, Inc	915
24,781	*	PRA Group, Inc	901
36,804	*	PROG Holdings, Inc	607
9,591		Pzena Investment Management, Inc (Class A)	63
98,653		Raymond James Financial, Inc	8,821
22,908		Ready Capital Corp	273
49,700		Redwood Trust, Inc	383
8,577		Regional Management Corp	321
286,577	*	Robinhood Markets, Inc	2,356
175,379		S&P Global, Inc	59,113
10,879		Sculptor Capital Management, Inc	91
50,003		SEI Investments Co	2,701
145,203		SLM Corp	2,315
410,032	*,e	SoFi Technologies, Inc	2,161
137,605		Starwood Property Trust, Inc	2,875
190,999		State Street Corp	11,775
20,369		StepStone Group, Inc	530
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
56,036		Stifel Financial Corp	$3,139
11,369	*	StoneX Group, Inc	888
257,788		Synchrony Financial	7,120
118,281		T Rowe Price Group, Inc	13,438
32,761		TPG RE Finance Trust, Inc	295
52,338		Tradeweb Markets, Inc	3,572
149,469		Two Harbors Investment Corp	744
37,848	*,e	Upstart Holdings, Inc	1,197
8,459		Victory Capital Holdings, Inc	204
51,259		Virtu Financial, Inc	1,200
2,751		Virtus Investment Partners, Inc	470
56,679		Voya Financial, Inc	3,374
84,317	e	WisdomTree Investments, Inc	427
2,399	*,e	World Acceptance Corp	269
		TOTAL DIVERSIFIED FINANCIALS	997,018

ENERGY - 4.4%
39,034	*,e	Alto Ingredients, Inc	145
8,490	e	Altus Midstream Co	290
18,289	*	Amplify Energy Corp	120
183,627		Antero Midstream Corp	1,662
142,450	*	Antero Resources Corp	4,366
173,838		APA Corp	6,067
7,811		Arch Resources, Inc	1,118
30,550	*	Archaea Energy, Inc	474
69,395		Archrock, Inc	574
17,877	*	Ardmore Shipping Corp	125
477,668		Baker Hughes Co	13,790
36,376		Berry Petroleum Co LLC	277
37,806		Bonanza Creek Energy, Inc	1,977
68,885	*,e	Borr Drilling Ltd	318
23,816		Brigham Minerals, Inc	587
4,788	*	Bristow Group, Inc	112
410,279		Cabot Oil & Gas Corp	10,581
29,784		Cactus, Inc	1,199
44,459		California Resources Corp	1,712
21,769	*	Callon Petroleum Co	853
98,820	*	Centennial Resource Development, Inc	591
5,171	*,e	Centrus Energy Corp	128
110,556		ChampionX Corp	2,195
130,655		Cheniere Energy, Inc	17,381
65,778	e	Chesapeake Energy Corp	5,335
1,014,766		Chevron Corp	146,918
75,896	*	Clean Energy Fuels Corp	340
87,769	*	CNX Resources Corp	1,445
49,969	*	Comstock Resources Inc	604
668,083		ConocoPhillips	60,001
20,666	*	CONSOL Energy, Inc	1,020
18,591	e	Continental Resources, Inc	1,215
10,678	e	Crescent Energy, Inc	133
11,149		CVR Energy, Inc	373
27,497	*	Delek US Holdings, Inc	711
27,534	*	Denbury, Inc	1,652
339,415		Devon Energy Corp	18,705
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
55,111		DHT Holdings, Inc	$338
51,211	*	Diamond Offshore Drilling, Inc	302
91,354		Diamondback Energy, Inc	11,068
9,586	*	DMC Global, Inc	173
19,179		Dorian LPG Ltd	291
19,159	*	Dril-Quip, Inc	494
52,968		DT Midstream, Inc	2,596
7,121	*,e	Earthstone Energy, Inc	97
56,201	*,e	Energy Fuels, Inc	276
15,785		Enviva, Inc	903
301,947		EOG Resources, Inc	33,347
190,086		EQT Corp	6,539
223,182		Equitrans Midstream Corp	1,419
9,511	*	Excelerate Energy, Inc	189
2,176,875	d	Exxon Mobil Corp	186,428
14,619	e	FLEX LNG Ltd	400
39,745	*	Frank’s International NV	458
70,150	*,e	Frontline Ltd	622
106,507	*,e	Gevo, Inc	250
42,501	*	Golar LNG Ltd	967
26,945	*	Green Plains Inc	732
6,101	*	Gulfport Energy Operating Corp	485
472,263		Halliburton Co	14,810
100,808	*	Helix Energy Solutions Group, Inc	312
52,744		Helmerich & Payne, Inc	2,271
146,598		Hess Corp	15,531
82,202		HF Sinclair Corp	3,712
28,719		International Seaways, Inc	609
1,030,068		Kinder Morgan, Inc	17,264
234,852	*	Kosmos Energy Ltd	1,454
6,863	*	Laredo Petroleum, Inc	473
73,190	*	Liberty Oilfield Services, Inc	934
85,538		Magnolia Oil & Gas Corp	1,795
363,906		Marathon Oil Corp	8,181
278,833		Marathon Petroleum Corp	22,923
61,756		Matador Resources Co	2,877
75,569		Murphy Oil Corp	2,281
4,194	*	Nabors Industries Ltd	562
16,237	*	National Energy Services Reunited Corp	110
24,850	e	New Fortress Energy, Inc	983
63,344	*	Newpark Resources, Inc	196
76,759	*	NexTier Oilfield Solutions, Inc	730
19,288	*	Noble Corp	489
68,002		Nordic American Tankers Ltd	145
26,098		Northern Oil and Gas, Inc	659
214,007		NOV, Inc	3,619
10,080		Oasis Petroleum, Inc	1,226
422,344		Occidental Petroleum Corp	24,868
54,360	*	Oceaneering International, Inc	581
38,178	*	Oil States International, Inc	207
229,327		ONEOK, Inc	12,728
133,988		Ovintiv, Inc	5,921
23,180	*	Par Pacific Holdings, Inc	361
101,807		Patterson-UTI Energy, Inc	1,604
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,566	*	PBF Energy, Inc	$1,525
48,796	e	PDC Energy, Inc	3,006
60,358	*	Peabody Energy Corp	1,287
10,090	*	Penn Virginia Corp	332
246,452		Phillips 66	20,207
124,368		Pioneer Natural Resources Co	27,744
48,018	*	ProPetro Holding Corp	480
135,610	*	Range Resources Corp	3,356
4,186	*	Rex American Resources Corp	355
4,815	e	Riley Exploration Permian, Inc	116
44,313	*	Ring Energy, Inc	118
42,512	*	RPC, Inc	294
16,291	*	SandRidge Energy, Inc	255
737,945		Schlumberger Ltd	26,389
26,610		Scorpio Tankers, Inc	918
6,869	*	Select Energy Services, Inc	47
45,041		SFL Corp Ltd	427
6,017	*	SilverBow Resources, Inc	171
6,221		Sitio Royalties Corp	144
63,633		SM Energy Co	2,176
6,855		Solaris Oilfield Infrastructure, Inc	75
541,965	*	Southwestern Energy Co	3,387
33,911	*	Talos Energy, Inc	525
114,858		Targa Resources Investments, Inc	6,854
35,750	*	Teekay Corp	103
11,719	*	Teekay Tankers Ltd	207
172,980	*	Tellurian, Inc	515
66,939	*	Tetra Technologies, Inc	272
2,915		Texas Pacific Land Corp	4,338
16,234	*	Tidewater, Inc	342
95,169	*,e	Uranium Energy Corp	293
108,834	*	Ur-Energy, Inc	115
37,988	*	US Silica Holdings, Inc	434
29,976	e	Vaalco Energy, Inc	208
31,352	*	Valaris Ltd	1,324
212,823		Valero Energy Corp	22,619
27,727	*,e	Vertex Energy, Inc	292
14,396	*	W&T Offshore, Inc	62
36,238	*	Weatherford International Ltd	767
21,493		Whiting Petroleum Corp	1,462
628,435		Williams Cos, Inc	19,613
29,960		World Fuel Services Corp	613
		TOTAL ENERGY	857,651

FOOD & STAPLES RETAILING - 1.4%
87,310		Albertsons Cos, Inc	2,333
19,849		Andersons, Inc	655
74,804	*	BJ’s Wholesale Club Holdings, Inc	4,662
18,360		Casey’s General Stores, Inc	3,396
14,374	*	Chefs’ Warehouse Holdings, Inc	559
228,617		Costco Wholesale Corp	109,572
47,990	*	Grocery Outlet Holding Corp	2,046
21,180	*,e	HF Foods Group Inc	111
7,290		Ingles Markets, Inc (Class A)	632
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
338,299		Kroger Co	$16,012
6,410		Natural Grocers by Vitamin C	102
81,687	*	Performance Food Group Co	3,756
14,866		Pricesmart, Inc	1,065
38,176	*,e	Rite Aid Corp	257
7,101		SpartanNash Co	214
64,788	*	Sprouts Farmers Market, Inc	1,640
255,327		SYSCO Corp	21,629
30,449	*	United Natural Foods, Inc	1,200
121,342	*	US Foods Holding Corp	3,723
4,843		Village Super Market (Class A)	110
364,496		Walgreens Boots Alliance, Inc	13,814
744,376		Walmart, Inc	90,501
8,426		Weis Markets, Inc	628
		TOTAL FOOD & STAPLES RETAILING	278,617

FOOD, BEVERAGE & TOBACCO - 3.4%
82,392	*,e	22nd Century Group, Inc	175
3,213		Alico, Inc	114
935,207		Altria Group, Inc	39,064
26,157	*,e	AppHarvest, Inc	91
290,468		Archer-Daniels-Midland Co	22,540
34,958		B&G Foods, Inc (Class A)	831
87,744	*	Benson Hill, Inc	240
31,483	*,e	Beyond Meat, Inc	754
5,121	*	Boston Beer Co, Inc (Class A)	1,551
13,162	*	BRC, Inc	107
25,010		Brown-Forman Corp (Class A)	1,692
91,961		Brown-Forman Corp (Class B)	6,452
70,268		Bunge Ltd	6,373
11,455		Calavo Growers, Inc	478
22,629		Cal-Maine Foods, Inc	1,118
107,192		Campbell Soup Co	5,151
29,057	*,e	Celsius Holdings, Inc	1,896
2,006,757		Coca-Cola Co	126,245
2,566		Coca-Cola Consolidated Inc	1,447
238,268		ConAgra Brands, Inc	8,158
78,682		Constellation Brands, Inc (Class A)	18,338
81,644	*	Darling International, Inc	4,882
11,007	*	Duckhorn Portfolio, Inc	232
85,884		Flowers Foods, Inc	2,260
20,613		Fresh Del Monte Produce, Inc	609
23,047	*	Freshpet, Inc	1,196
310,876		General Mills, Inc	23,456
46,022	*	Hain Celestial Group, Inc	1,093
75,041		Hershey Co	16,146
143,109		Hormel Foods Corp	6,778
71,472	*	Hostess Brands, Inc	1,516
32,682		Ingredion, Inc	2,881
8,046		J&J Snack Foods Corp	1,124
54,783		J.M. Smucker Co	7,013
5,780		John B. Sanfilippo & Son, Inc	419
130,457		Kellogg Co	9,307
442,473		Keurig Dr Pepper, Inc	15,659
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
360,590		Kraft Heinz Co	$13,753
72,659		Lamb Weston Holdings, Inc	5,192
10,268		Lancaster Colony Corp	1,322
19,323	*	Landec Corp	193
131,394		McCormick & Co, Inc	10,938
9,193		MGP Ingredients, Inc	920
20,226	*	Mission Produce, Inc	288
90,373		Molson Coors Brewing Co (Class B)	4,926
712,588		Mondelez International, Inc	44,245
189,751	*	Monster Beverage Corp	17,590
12,819		National Beverage Corp	627
710,302		PepsiCo, Inc	118,379
800,142		Philip Morris International, Inc	79,006
24,393	*	Pilgrim’s Pride Corp	762
27,833	*	Post Holdings, Inc	2,292
92,946		Primo Water Corp	1,244
10,973		Sanderson Farms, Inc	2,365
131		Seaboard Corp	509
5,451	*	Seneca Foods Corp	303
46,457	*	Simply Good Foods Co	1,755
14,597	*	Sovos Brands, Inc	232
50,062	*	SunOpta, Inc	389
25,510	*,e	Tattooed Chef, Inc	161
12,352	e	Tootsie Roll Industries, Inc	437
29,630	*	TreeHouse Foods, Inc	1,239
4,760		Turning Point Brands, Inc	129
140,077		Tyson Foods, Inc (Class A)	12,055
12,387		Universal Corp	749
32,173	e	Utz Brands, Inc	445
78,380		Vector Group Ltd	823
16,593	*	Vintage Wine Estates, Inc	130
14,289	*	Vita Coco Co, Inc	140
13,394	*	Vital Farms, Inc	117
20,392	*	Whole Earth Brands, Inc	126
		TOTAL FOOD, BEVERAGE & TOBACCO	661,167

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
63,623	*	1Life Healthcare, Inc	499
885,434		Abbott Laboratories	96,202
22,399	*	Abiomed, Inc	5,544
48,576	*	Acadia Healthcare Co, Inc	3,285
27,471	*	Accolade, Inc	203
42,027	*	AdaptHealth Corp	758
8,397	*	Addus HomeCare Corp	699
12,333	*	Agiliti, Inc	253
89,660	*	agilon health, Inc	1,957
41,729	*	Align Technology, Inc	9,876
14,356	*,e	Alignment Healthcare, Inc	164
51,829	*	Allscripts Healthcare Solutions, Inc	769
31,277	*	Alphatec Holdings Inc	205
17,538	*	Amedisys, Inc	1,844
106,234	*	American Well Corp	459
76,774		AmerisourceBergen Corp	10,862
25,726	*,e	AMN Healthcare Services, Inc	2,822
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,107	*	Angiodynamics, Inc	$505
16,786	*,e	Apollo Medical Holdings, Inc	648
22,609	*	AtriCure, Inc	924
1,019		Atrion Corp	641
26,266	*	Avanos Medical, Inc	718
21,058	*	Aveanna Healthcare Holdings, Inc	48
18,090	*	AxoGen, Inc	148
22,714	*	Axonics Modulation Technologies, Inc	1,287
263,385		Baxter International, Inc	16,917
146,605		Becton Dickinson & Co	36,143
13,317	*	BioLife Solutions Inc	184
16,190	*,e	Bioventus, Inc	110
734,435	*	Boston Scientific Corp	27,372
100,981	*	Brookdale Senior Living, Inc	458
98,379	*,e	Butterfly Network, Inc	302
82,987	*	Cano Health, Inc	363
144,641		Cardinal Health, Inc	7,560
23,626	*	Cardiovascular Systems, Inc	339
30,584	*,e	CareMax, Inc	111
11,625	*	Castle Biosciences, Inc	255
300,184	*	Centene Corp	25,399
44,636	*,e	Certara, Inc	958
71,510	*	Cerus Corp	378
104,193	*	Change Healthcare, Inc	2,403
7,521		Chemed Corp	3,530
161,273		Cigna Corp	42,499
195,629	*	Clover Health Investments Corp	419
67,798	*	Community Health Systems, Inc	254
8,700	*	Computer Programs & Systems, Inc	278
15,846		Conmed Corp	1,517
24,480		Cooper Cos, Inc	7,665
4,814	*	Corvel Corp	709
56,477	*	Covetrus, Inc	1,172
25,224	*	Cross Country Healthcare, Inc	525
23,064	*	CryoLife, Inc	435
22,130	*	CryoPort, Inc	686
55,246	*	Cue Health, Inc	177
10,004	*	Cutera, Inc	375
676,864		CVS Health Corp	62,718
32,781	*	DaVita, Inc	2,621
10,656	*,e	Definitive Healthcare Corp	244
106,534		Dentsply Sirona, Inc	3,806
201,644	*	Dexcom, Inc	15,029
41,284	*	DocGo, Inc	295
49,456	*,e	Doximity, Inc	1,722
320,136	*	Edwards Lifesciences Corp	30,442
123,246		Elevance Health, Inc	59,476
30,207	*	Embecta Corp	765
54,203		Encompass Health Corp	3,038
21,428	*	Enovis Corp	1,179
28,674		Ensign Group, Inc	2,107
79,184	*	Envista Holdings Corp	3,052
45,708	*	Evolent Health, Inc	1,404
65,385	*	Figs, Inc	596
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,072	*	Fulgent Genetics, Inc	$604
24,523	*	Glaukos Corp	1,114
42,442	*	Globus Medical, Inc	2,383
49,332	*	Guardant Health, Inc	1,990
27,531	*	Haemonetics Corp	1,794
23,398	*	Hanger Inc	335
116,424		HCA Healthcare, Inc	19,566
24,393	*	Health Catalyst, Inc	353
42,554	*	HealthEquity, Inc	2,612
18,780	*	HealthStream, Inc	408
70,773	*	Henry Schein, Inc	5,431
4,605	*	Heska Corp	435
62,220	*	Hims & Hers Health, Inc	282
123,936	*	Hologic, Inc	8,589
65,267		Humana, Inc	30,550
10,885	*	ICU Medical, Inc	1,789
43,685	*	IDEXX Laboratories, Inc	15,322
24,734	*	Inari Medical, Inc	1,682
10,000	*,e	Innovage Holding Corp	44
12,244	*	Inogen, Inc	296
13,280	*	Inspire Medical Systems, Inc	2,426
34,390	*	Insulet Corp	7,495
17,928	*	Integer Holding Corp	1,267
39,699	*	Integra LifeSciences Holdings Corp	2,145
184,995	*	Intuitive Surgical, Inc	37,130
109,344	*,e	Invitae Corp	267
3,653		iRadimed Corp	124
16,105	*	iRhythm Technologies, Inc	1,740
7,427	*	Joint Corp	114
47,794		Laboratory Corp of America Holdings	11,201
34,223	*	Lantheus Holdings, Inc	2,260
9,523		LeMaitre Vascular, Inc	434
17,004	*	LHC Group, Inc	2,648
25,006	*,e	LifeStance Health Group, Inc	139
26,810	*	LivaNova plc	1,675
27,485	*	Masimo Corp	3,591
73,075		McKesson Corp	23,838
43,753	*	MEDNAX, Inc	919
690,158		Medtronic plc	61,942
11,623	*	Meridian Bioscience, Inc	354
28,011	*	Merit Medical Systems, Inc	1,520
2,255		Mesa Laboratories, Inc	460
6,780	*	ModivCare, Inc	573
30,182	*	Molina Healthcare, Inc	8,439
193,725	*,e	Multiplan Corp	1,064
21,550	*,e	Nano-X Imaging Ltd	244
2,600		National Healthcare Corp	182
5,598		National Research Corp	214
24,197	*	Natus Medical, Inc	793
55,746	*	Neogen Corp	1,343
19,942	*	Nevro Corp	874
37,773	*	NextGen Healthcare, Inc	659
56,233	*	Novocure Ltd	3,908
28,270	*	NuVasive, Inc	1,390
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
56,949	*,e	Oak Street Health, Inc	$936
23,061	*	Omnicell, Inc	2,623
238,337	*,e	Opko Health, Inc	603
8,440	*	OptimizeRx Corp	231
80,646	*	Option Care Health, Inc	2,241
40,487	*	OraSure Technologies, Inc	110
12,159	*	Orthofix Medical Inc	286
5,177	*	OrthoPediatrics Corp	223
24,964	*	Outset Medical, Inc	371
31,294		Owens & Minor, Inc	984
23,637	*,e	Paragon 28, Inc	375
44,685		Patterson Cos, Inc	1,354
17,723	*	Pennant Group, Inc	227
17,918	*	Penumbra, Inc	2,231
14,406	*	PetIQ, Inc	242
20,801	*	Phreesia, Inc	520
56,653		Premier, Inc	2,021
10,696	*	Privia Health Group, Inc	311
13,124	*,e	PROCEPT BioRobotics Corp	429
34,423	*	Progyny, Inc	1,000
72,154	*	Project Roadrunner Parent, Inc	1,512
13,858	*,e	Pulmonx Corp	204
61,785		Quest Diagnostics, Inc	8,216
26,154	*	QuidelOrtho Corp	2,542
25,914	*	RadNet, Inc	448
76,233		Resmed, Inc	15,981
10,559	*,e	RxSight, Inc	149
24,729	*	Schrodinger, Inc	653
15,644	*	SeaSpine Holdings Corp	88
60,301		Select Medical Holdings Corp	1,424
81,063	*	Sema4 Holdings Corp	102
226,696	*,e	Senseonics Holdings, Inc	234
18,412	*	Shockwave Medical Inc	3,520
17,531	*	SI-BONE, Inc	231
34,185	*,e	Signify Health, Inc	472
18,916	*	Silk Road Medical Inc	688
7,680		Simulations Plus, Inc	379
26,141	*	Staar Surgical Co	1,854
44,088		STERIS plc	9,089
181,121		Stryker Corp	36,030
17,295	*	Surgery Partners, Inc	500
10,275	*	SurModics, Inc	383
10,460	*	Tactile Systems Technology, Inc	76
35,006	*	Tandem Diabetes Care, Inc	2,072
80,556	*,e	Teladoc, Inc	2,675
23,691		Teleflex, Inc	5,824
53,386	*	Tenet Healthcare Corp	2,806
11,786	*	Transmedics Group, Inc	371
5,968	*	Treace Medical Concepts, Inc	86
4,630	*	UFP Technologies, Inc	368
481,840		UnitedHealth Group, Inc	247,487
33,482		Universal Health Services, Inc (Class B)	3,372
6,975	e	US Physical Therapy, Inc	762
2,349		Utah Medical Products, Inc	202
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,229	*	Varex Imaging Corp	$582
71,525	*	Veeva Systems, Inc	14,165
27,942	*	Vicarious Surgical, Inc	82
74,317	*	ViewRay, Inc	197
109,479		Zimmer Biomet Holdings, Inc	11,502
11,472	*	Zimvie, Inc	184
10,840	e	Zynex Inc	87
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,183,175

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
46,991	*	Beauty Health Co	604
66,090	*	BellRing Brands, Inc	1,645
7,431	*	Central Garden & Pet Co	315
22,079	*	Central Garden and Pet Co (Class A)	883
125,208		Church & Dwight Co, Inc	11,602
65,460		Clorox Co	9,229
425,625		Colgate-Palmolive Co	34,110
159,439	*	Coty, Inc	1,277
29,639		Edgewell Personal Care Co	1,023
24,917	*	elf Beauty, Inc	764
34,187		Energizer Holdings, Inc	969
118,506		Estee Lauder Cos (Class A)	30,180
58,982	*	Herbalife Nutrition Ltd	1,206
13,542	*	Honest Co, Inc	40
12,258		Inter Parfums, Inc	896
171,298		Kimberly-Clark Corp	23,151
6,191		Medifast, Inc	1,117
5,868	*	Nature’s Sunshine Products, Inc	63
27,121		Nu Skin Enterprises, Inc (Class A)	1,174
43,357	*,e	Olaplex Holdings, Inc	611
1,229,953		Procter & Gamble Co	176,855
28,002		Reynolds Consumer Products, Inc	764
21,541		Spectrum Brands Holdings, Inc	1,767
8,349	*	USANA Health Sciences, Inc	604
30,185	*,e	Veru, Inc	341
7,178	e	WD-40 Co	1,445
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	302,635

INSURANCE - 2.3%
326,877		Aflac, Inc	18,086
6,355	*	Alleghany Corp	5,294
140,989		Allstate Corp	17,868
32,424	*	AMBAC Financial Group, Inc	368
46,586		American Equity Investment Life Holding Co	1,704
34,605		American Financial Group, Inc	4,804
409,020		American International Group, Inc	20,913
13,468		Amerisafe, Inc	700
108,608		Aon plc	29,289
184,638	*	Arch Capital Group Ltd	8,399
17,301		Argo Group International Holdings Ltd	638
107,338		Arthur J. Gallagher & Co	17,500
27,795		Assurant, Inc	4,804
36,683		Assured Guaranty Ltd	2,047
40,126		Axis Capital Holdings Ltd	2,291
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,604	*,e	Bright Health Group, Inc	$52
38,430	*	Brighthouse Financial, Inc	1,576
121,934		Brown & Brown, Inc	7,114
25,189	*	BRP Group, Inc	608
217,704		Chubb Ltd	42,796
79,605		Cincinnati Financial Corp	9,471
14,067		CNA Financial Corp	632
66,761		Conseco, Inc	1,208
7,812		Donegal Group, Inc (Class A)	133
15,165	*	eHealth, Inc	142
6,714		Employers Holdings, Inc	281
4,741	*	Enstar Group Ltd	1,015
13,782		Erie Indemnity Co (Class A)	2,649
18,999		Everest Re Group Ltd	5,325
143,159		Fidelity National Financial Inc	5,291
52,851		First American Financial Corp	2,797
184,221	*	Genworth Financial, Inc (Class A)	650
46,672		Globe Life, Inc	4,549
9,663		Goosehead Insurance, Inc	441
20,683	*	Greenlight Capital Re Ltd (Class A)	160
17,079		Hanover Insurance Group, Inc	2,498
167,668		Hartford Financial Services Group, Inc	10,971
3,092	e	HCI Group, Inc	210
130,494	*	Hippo Holdings, Inc	115
22,775		Horace Mann Educators Corp	874
1,119		Investors Title Co	176
19,526		James River Group Holdings Ltd	484
33,482		Kemper Corp	1,604
10,502		Kinsale Capital Group, Inc	2,412
20,988	*,e	Lemonade, Inc	383
95,447		Lincoln National Corp	4,464
102,146		Loews Corp	6,053
6,672	*	Markel Corp	8,629
255,005		Marsh & McLennan Cos, Inc	39,590
26,174	*	MBIA, Inc	323
12,675		Mercury General Corp	562
353,995		Metlife, Inc	22,227
1,551		National Western Life Group, Inc	314
7,308	*	NI Holdings, Inc	120
135,376		Old Republic International Corp	3,027
60,575	*	Oscar Health, Inc	257
13,408	*	Palomar Holdings, Inc	863
21,522		Primerica, Inc	2,576
134,319		Principal Financial Group	8,971
37,307		ProAssurance Corp	882
300,976		Progressive Corp	34,995
193,606		Prudential Financial, Inc	18,524
34,463		Reinsurance Group of America, Inc (Class A)	4,042
21,969		RenaissanceRe Holdings Ltd	3,435
20,019		RLI Corp	2,334
42,415	*	Ryan Specialty Group Holdings, Inc	1,662
4,020		Safety Insurance Group, Inc	390
32,431		Selective Insurance Group, Inc	2,820
73,128	*	Selectquote, Inc	181
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,398	*	SiriusPoint Ltd	$46
15,315		Stewart Information Services Corp	762
22,143		Tiptree Inc	235
123,322		Travelers Cos, Inc	20,857
20,838	*,e	Trupanion, Inc	1,256
16,104		United Fire Group Inc	551
22,402		Universal Insurance Holdings, Inc	292
99,041		Unum Group	3,369
101,609		W.R. Berkley Corp	6,936
1,751		White Mountains Insurance Group Ltd	2,182
57,202		Willis Towers Watson plc	11,291
		TOTAL INSURANCE	456,340

MATERIALS - 2.9%
16,560	*	5E Advanced Materials, Inc	202
14,906		AdvanSix, Inc	498
114,861		Air Products & Chemicals, Inc	27,622
59,463		Albemarle Corp	12,427
99,055		Alcoa Corp	4,515
78,013	*,e	Allegheny Technologies, Inc	1,772
9,169		Alpha Metallurgical Resources, Inc	1,184
726,379		Amcor plc	9,029
20,501		American Vanguard Corp	458
36,073		Aptargroup, Inc	3,723
57,334	*	Arconic Corp	1,608
13,288	†	Ardagh Group S.A.	203
74,922		Ardagh Metal Packaging S.A.	457
26,123		Ashland Global Holdings, Inc	2,692
11,564	*	Aspen Aerogels, Inc	114
42,820		Avery Dennison Corp	6,931
49,682		Avient Corp	1,991
113,646	*	Axalta Coating Systems Ltd	2,513
15,070		Balchem Corp	1,955
164,015		Ball Corp	11,279
65,784	*	Berry Global Group, Inc	3,594
31,457		Cabot Corp	2,007
25,997		Carpenter Technology Corp	726
55,597		Celanese Corp (Series A)	6,539
12,437	*	Century Aluminum Co	92
110,041		CF Industries Holdings, Inc	9,434
5,158		Chase Corp	401
78,774		Chemours Co	2,522
11,678	*	Clearwater Paper Corp	393
267,350	*	Cleveland-Cliffs, Inc	4,109
119,550	*	Coeur Mining, Inc	363
53,154		Commercial Metals Co	1,759
20,319		Compass Minerals International, Inc	719
66,991	*	Constellium SE	885
374,291		Corteva, Inc	20,264
61,692		Crown Holdings, Inc	5,686
36,022	*,e	Danimer Scientific, Inc	164
28,159	*	Diversey Holdings Ltd	186
375,972		Dow, Inc	19,404
267,657		DuPont de Nemours, Inc	14,876
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,586		Eagle Materials, Inc	$2,483
66,255		Eastman Chemical Co	5,948
129,229		Ecolab, Inc	19,870
127,079		Element Solutions, Inc	2,262
47,286	*,†	Ferroglobe plc	0
67,073		FMC Corp	7,177
753,101		Freeport-McMoRan, Inc (Class B)	22,036
17,819		FutureFuel Corp	130
23,656	*	GCP Applied Technologies, Inc	740
423,235	*,e	Ginkgo Bioworks Holdings, Inc	1,007
32,454		Glatfelter Corp	223
145,764		Graphic Packaging Holding Co	2,988
14,075		Greif, Inc (Class A)	878
3,993		Greif, Inc (Class B)	249
22,652		H.B. Fuller Co	1,364
15,846		Hawkins, Inc	571
9,402		Haynes International, Inc	308
290,099		Hecla Mining Co	1,137
104,824		Huntsman Corp	2,972
77,853	*,e	Hycroft Mining Holding Corp	86
21,966	*	Ingevity Corp	1,387
11,273		Innospec, Inc	1,080
133,564		International Flavors & Fragrances, Inc	15,910
188,466		International Paper Co	7,884
6,735	*	Intrepid Potash, Inc	305
8,625		Kaiser Aluminum Corp	682
15,231		Koppers Holdings, Inc	345
14,288		Kronos Worldwide, Inc	263
257,387		Linde plc	74,007
80,227	*,e	Livent Corp	1,820
40,741		Louisiana-Pacific Corp	2,135
16,250	*	LSB Industries, Inc	225
129,559		LyondellBasell Industries NV	11,331
31,591		Martin Marietta Materials, Inc	9,453
11,119		Materion Corp	820
12,674		Minerals Technologies, Inc	777
186,754		Mosaic Co	8,820
39,809	*,e	MP Materials Corp	1,277
18,118		Myers Industries, Inc	412
10,909		Neenah Inc	372
2,137		NewMarket Corp	643
410,068		Newmont Goldcorp Corp	24,469
149,512	*	Novagold Resources Inc	719
137,160		Nucor Corp	14,321
90,414	*	O-I Glass, Inc	1,266
62,167		Olin Corp	2,877
6,559		Olympic Steel, Inc	169
54,529	*	Origin Materials, Inc	279
38,461		Orion Engineered Carbons SA	597
45,269		Packaging Corp of America	6,225
22,477		Pactiv Evergreen, Inc	224
62,456	*,e	Perimeter Solutions S.A.	677
8,901	*	Piedmont Lithium, Inc	324
123,672		PPG Industries, Inc	14,141
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,162		PQ Group Holdings, Inc	$199
17,967	*,e	PureCycle Technologies, Inc	133
7,360	e	Quaker Chemical Corp	1,100
11,495		Ramaco Resources, Inc	151
16,208	*	Ranpak Holdings Corp	113
31,957	*	Rayonier Advanced Materials, Inc	84
28,345		Reliance Steel & Aluminum Co	4,815
23,550	*	Resolute Forest Products	301
32,757		Royal Gold, Inc	3,498
63,937		RPM International, Inc	5,033
8,418		Ryerson Holding Corp	179
14,147		Schnitzer Steel Industries, Inc (Class A)	465
20,766		Schweitzer-Mauduit International, Inc	522
22,512		Scotts Miracle-Gro Co (Class A)	1,778
70,338		Sealed Air Corp	4,060
18,559		Sensient Technologies Corp	1,495
124,770		Sherwin-Williams Co	27,937
43,363		Silgan Holdings, Inc	1,793
48,557		Sonoco Products Co	2,770
46,247		Southern Copper Corp	2,304
109,335		SSR Mining, Inc	1,826
83,444		Steel Dynamics, Inc	5,520
8,132		Stepan Co	824
64,023	*	Summit Materials, Inc	1,491
48,451		SunCoke Energy, Inc	330
18,201		Sylvamo Corp	595
29,755	*	TimkenSteel Corp	557
19,671	e	Tredegar Corp	197
23,586		Trimas Corp	653
23,427		Trinseo plc	901
62,538		Tronox Holdings plc	1,051
1,357		United States Lime & Minerals, Inc	143
123,966		United States Steel Corp	2,220
99,474		Valvoline, Inc	2,868
70,046		Vulcan Materials Co	9,954
28,082		Warrior Met Coal, Inc	860
14,533		Westlake Chemical Corp	1,425
130,721		WestRock Co	5,208
18,895		Worthington Industries, Inc	833
		TOTAL MATERIALS	560,147

MEDIA & ENTERTAINMENT - 6.8%
400,259		Activision Blizzard, Inc	31,164
41,683	*,e	Advantage Solutions, Inc	158
155,040	*	Alphabet, Inc (Class A)	337,872
141,572	*	Alphabet, Inc (Class C)	309,682
112,426	*	Altice USA, Inc	1,040
239,852	*,e	AMC Entertainment Holdings, Inc	3,250
16,067	*	AMC Networks, Inc	468
7,354	*	Boston Omaha Corp	152
3,042		Cable One, Inc	3,922
17,446	*	Cardlytics, Inc	389
51,402	*	Cargurus, Inc	1,105
37,344	*	Cars.com, Inc	352
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,693	*	Charter Communications, Inc	$27,968
58,982	*	Cinemark Holdings, Inc	886
198,206	*	Clear Channel	212
2,296,218		Comcast Corp (Class A)	90,104
772	*	Daily Journal Corp	200
22,415	*	DHI Group, Inc	111
136,485	*	DISH Network Corp (Class A)	2,447
144,079		Electronic Arts, Inc	17,527
88,350	*	Entercom Communications Corp	83
50,932		Entravision Communications Corp (Class A)	232
40,961	*,e	Eventbrite Inc	421
8,345	*	EverQuote Inc	74
31,270	*	EW Scripps Co (Class A)	390
164,799		Fox Corp (Class A)	5,300
72,327		Fox Corp (Class B)	2,148
71,756	*,e	fuboTV, Inc	177
74,491	*	Gannett Co, Inc	216
46,930		Gray Television, Inc	793
42,355	*	IAC	3,218
61,117	*	iHeartMedia, Inc	482
27,196	*	Imax Corp	459
16,911	*	Integral Ad Science Holding Corp	168
201,354		Interpublic Group of Cos, Inc	5,543
23,547		John Wiley & Sons, Inc (Class A)	1,125
7,655	*,e	Liberty Braves Group (Class A)	193
25,374	*	Liberty Braves Group (Class C)	609
12,929		Liberty Broadband Corp (Class A)	1,468
66,509	*	Liberty Broadband Corp (Class C)	7,691
6,884	*	Liberty Media Group (Class A)	399
100,858	*	Liberty Media Group (Class C)	6,401
34,936		Liberty SiriusXM Group (Class A)	1,259
80,096	*	Liberty SiriusXM Group (Class C)	2,887
37,150	*	Lions Gate Entertainment Corp (Class A)	346
71,817	*	Lions Gate Entertainment Corp (Class B)	634
79,453	*	Live Nation, Inc	6,561
10,365	*	Madison Square Garden Co	1,565
13,156	*	Madison Square Garden Entertainment Corp	692
61,168	*	Magnite, Inc	543
14,211	*,e	Marcus Corp	210
148,269	*	Match Group, Inc	10,333
11,302	*	MediaAlpha, Inc	111
1,183,999	*	Meta Platforms, Inc	190,920
13,129	*,e	NerdWallet, Inc	104
224,834	*	Netflix, Inc	39,317
89,935		New York Times Co (Class A)	2,509
213,357		News Corp (Class A)	3,324
66,535		News Corp (Class B)	1,057
20,043		Nexstar Media Group Inc	3,265
104,952		Omnicom Group, Inc	6,676
20,470	*,e	Outbrain, Inc	103
300,393	*	Pinterest, Inc	5,455
40,614	*	Playstudios, Inc	174
42,908	*	Playtika Holding Corp	568
21,386	*,e	PubMatic, Inc	340
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,643	*	QuinStreet, Inc	$208
227,072	*	ROBLOX Corp	7,462
63,324	*	Roku, Inc	5,201
19,984		Scholastic Corp	719
25,063		Sinclair Broadcast Group, Inc (Class A)	511
412,799	e	Sirius XM Holdings, Inc	2,530
161,762	*,e	Skillz, Inc	201
72,151	*	Spotify Technology S.A.	6,770
33,238	*	Stagwell, Inc	181
81,955	*	Take-Two Interactive Software, Inc	10,042
12,153	*	TechTarget, Inc	799
114,227		TEGNA, Inc	2,395
13,027	*	Thryv Holdings, Inc	292
56,597	*	TripAdvisor, Inc	1,007
44,667	*	TrueCar, Inc	116
384,858	*	Twitter, Inc	14,390
4,594	e	ViacomCBS, Inc (Class A)	125
305,131	e	ViacomCBS, Inc (Class B)	7,531
68,763	*	Vimeo, Inc	414
940,845	*	Walt Disney Co	88,816
1,217,041	*	Warner Bros Discovery, Inc	16,333
28,599	*	WideOpenWest, Inc	521
18,467	e	World Wrestling Entertainment, Inc (Class A)	1,154
41,665	*	Yelp, Inc	1,157
23,417	*	Ziff Davis Inc	1,745
40,960	*	ZipRecruiter, Inc	607
141,765	*	ZoomInfo Technologies, Inc	4,712
		TOTAL MEDIA & ENTERTAINMENT	1,321,491

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
45,940	*	10X Genomics, Inc	2,079
11,229	*,e	2seventy bio, Inc	148
11,292	*,e	4D Molecular Therapeutics, Inc	79
912,597		AbbVie, Inc	139,773
106,154	*,e	AbCellera Biologics, Inc	1,131
29,156	*	Absci Corp	97
70,913	*	Acadia Pharmaceuticals, Inc	999
23,691	*	Aclaris Therapeutics, Inc	331
11,379	*	Adagio Therapeutics, Inc	37
59,774	*	Adaptive Biotechnologies Corp	484
14,505	*	Adicet Bio, Inc	212
95,244	*	ADMA Biologics, Inc	189
21,807	*,e	Aerie Pharmaceuticals, Inc	164
43,765	*	Affimed NV	121
107,560	*	Agenus, Inc	209
154,688		Agilent Technologies, Inc	18,372
34,493	*	Agios Pharmaceuticals, Inc	765
14,029	*,e	Akero Therapeutics, Inc	133
6,175	*	Albireo Pharma, Inc	123
31,429	*	Alector, Inc	319
87,531	*	Alkermes plc	2,608
28,864	*,e	Allogene Therapeutics, Inc	329
10,335	*,e	Allovir, Inc	40
64,441	*	Alnylam Pharmaceuticals, Inc	9,399
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,675	*,e	ALX Oncology Holdings, Inc	$78
275,726		Amgen, Inc	67,084
151,298	*	Amicus Therapeutics, Inc	1,625
53,162	*	Amneal Pharmaceuticals, Inc	169
25,774	*	Amphastar Pharmaceuticals, Inc	897
5,884	*	Amylyx Pharmaceuticals, Inc	113
12,566	*,e	AnaptysBio, Inc	255
30,524	*,e	Anavex Life Sciences Corp	306
5,767	*	ANI Pharmaceuticals, Inc	171
10,943	*,e	Anika Therapeutics, Inc	244
46,610	*	Apellis Pharmaceuticals, Inc	2,108
55,373	*,e	Arbutus Biopharma Corp	150
7,756	*,e	Arcturus Therapeutics Holdings, Inc	122
20,717	*	Arcus Biosciences, Inc	525
15,151	*	Arcutis Biotherapeutics, Inc	323
55,310	*	Arrowhead Pharmaceuticals Inc	1,947
23,815	*	Arvinas, Inc	1,002
34,194	*	Atara Biotherapeutics, Inc	266
35,244	*	Atea Pharmaceuticals, Inc	250
7,303	*,e	Athira Pharma, Inc	22
9,389	*,e	Aura Biosciences, Inc	133
68,772	*	Aurinia Pharmaceuticals, Inc	691
318,550	*	Avantor, Inc	9,907
33,858	*,e	Avid Bioservices, Inc	517
9,645	*,e	Avidity Biosciences, Inc	140
15,727	*,e	Axsome Therapeutics, Inc	602
25,636	*,e	Beam Therapeutics, Inc	992
26,163	*,e	Berkeley Lights, Inc	130
97,016	*	BioCryst Pharmaceuticals, Inc	1,026
75,574	*	Biogen, Inc	15,413
31,934	*	Biohaven Pharmaceutical Holding Co Ltd	4,653
93,702	*	BioMarin Pharmaceutical, Inc	7,765
153,496	*,e	Bionano Genomics, Inc	212
11,654	*	Bio-Rad Laboratories, Inc (Class A)	5,769
19,592		Bio-Techne Corp	6,791
6,302	*,e	Bioxcel Therapeutics Inc	83
33,689	*	Bluebird Bio, Inc	139
31,927	*	Blueprint Medicines Corp	1,613
58,721	*	Bridgebio Pharma, Inc	533
1,099,704		Bristol-Myers Squibb Co	84,677
39,365		Brooks Automation, Inc	2,838
56,206		Bruker BioSciences Corp	3,527
18,793	*,e	C4 Therapeutics, Inc	142
19,366	*	Cara Therapeutics, Inc	177
27,306	*	CareDx, Inc	587
10,333	*	Caribou Biosciences, Inc	56
20,876	*	Cassava Sciences, Inc	587
85,996	*	Catalent, Inc	9,227
50,782	*	Catalyst Pharmaceuticals, Inc	356
21,395	*	Celldex Therapeutics, Inc	577
19,234	*,e	Cerevel Therapeutics Holdings, Inc	509
27,377	*	Charles River Laboratories International, Inc	5,858
26,464	*,e	ChemoCentryx, Inc	656
30,594	*	Chimerix, Inc	64
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,917	*	Chinook Therapeutics, Inc	$138
6,864	*	CinCor Pharma, Inc	129
23,538	*	Codexis, Inc	246
22,858	*,e	Cogent Biosciences, Inc	206
27,864	*	Coherus Biosciences, Inc	202
16,286	*	Collegium Pharmaceutical, Inc	289
52,750	*	Corcept Therapeutics, Inc	1,254
16,128	*	Crinetics Pharmaceuticals, Inc	301
47,472	*	CTI BioPharma Corp	283
7,345	*,e	Cullinan Oncology, Inc	94
51,177	*	Cytek Biosciences, Inc	549
42,716	*,e	Cytokinetics, Inc	1,678
334,260		Danaher Corp	84,742
11,974	*	Day One Biopharmaceuticals, Inc	214
22,263	*	Deciphera Pharmaceuticals, Inc	293
49,642	*	Denali Therapeutics, Inc	1,461
14,200	*	Design Therapeutics, Inc	199
14,558	*	DICE Therapeutics, Inc	226
58,823	*,e	Dynavax Technologies Corp	741
16,387	*,e	Dyne Therapeutics, Inc	113
6,368	*	Eagle Pharmaceuticals, Inc	283
20,664	*	Edgewise Therapeutics, Inc	164
35,681	*,e	Editas Medicine, Inc	422
14,062	*	Eiger BioPharmaceuticals, Inc	89
242,401	*	Elanco Animal Health, Inc	4,758
435,090		Eli Lilly & Co	141,069
24,015	*	Emergent Biosolutions, Inc	745
11,786	*	Enanta Pharmaceuticals, Inc	557
70,095	*,e	EQRx, Inc	329
33,527	*,e	Erasca, Inc	187
33,414	*,e	Esperion Thereapeutics, Inc	213
17,590	*	Evolus, Inc	204
93,800	*	Exact Sciences Corp	3,695
170,031	*	Exelixis, Inc	3,540
52,399	*,e	EyePoint Pharmaceuticals, Inc	412
42,216	*,e	Fate Therapeutics, Inc	1,046
50,667	*	FibroGen, Inc	535
10,305	*	Foghorn Therapeutics, Inc	140
17,542	*	Forma Therapeutics Holdings, Inc	121
14,355	*,e	Fulcrum Therapeutics, Inc	70
23,909	*	Generation Bio Co	157
114,325	*,e	Geron Corp	177
648,183		Gilead Sciences, Inc	40,064
36,433	*,e	Global Blood Therapeutics, Inc	1,164
12,922	*	Gossamer Bio, Inc	108
68,124	*	Halozyme Therapeutics, Inc	2,997
12,195	*	Harmony Biosciences Holdings, Inc	595
52,161	*,e	Heron Therapeutics, Inc	146
114,482	*	Horizon Therapeutics Plc	9,131
7,208	*,e	Icosavax, Inc	41
15,316	*	Ideaya Biosciences, Inc	211
2,211	*	IGM Biosciences, Inc	40
81,101	*	Illumina, Inc	14,952
13,485	*	Imago Biosciences, Inc	181
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,493	*,e	ImmunityBio, Inc	$136
106,612	*	Immunogen, Inc	480
11,380	*,e	Immunovant, Inc	44
94,070	*	Incyte Corp	7,146
15,231	*,e	Inhibrx, Inc	173
34,523	*	Innoviva, Inc	510
7,067	*	Inotiv, Inc	68
112,816	*,e	Inovio Pharmaceuticals, Inc	195
60,247	*	Insmed, Inc	1,188
28,852	*,e	Instil Bio, Inc	133
34,856	*	Intellia Therapeutics, Inc	1,804
12,921	*,e	Intercept Pharmaceuticals, Inc	178
46,963	*	Intra-Cellular Therapies, Inc	2,681
79,163	*	Ionis Pharmaceuticals, Inc	2,931
74,052	*	Iovance Biotherapeutics, Inc	818
98,330	*	IQVIA Holdings, Inc	21,337
95,014	*	Ironwood Pharmaceuticals, Inc	1,096
11,046	*	iTeos Therapeutics, Inc	228
56,231	*	IVERIC bio, Inc	541
8,802	*,e	Janux Therapeutics, Inc	107
32,370	*	Jazz Pharmaceuticals plc	5,050
1,355,645		Johnson & Johnson	240,641
4,482	*	Jounce Therapeutics, Inc	14
10,666	*	KalVista Pharmaceuticals Inc	105
12,114	*	Karuna Therapeutics, Inc	1,533
46,110	*,e	Karyopharm Therapeutics, Inc	208
8,516	*	Keros Therapeutics, Inc	235
18,676	*	Kezar Life Sciences, Inc	154
11,321	*	Kiniksa Pharmaceuticals Ltd	110
7,565	*,e	Kinnate Biopharma, Inc	95
18,276	*	Kodiak Sciences, Inc	140
21,178	*	Kronos Bio, Inc	77
9,785	*	Krystal Biotech Inc	642
31,598	*	Kura Oncology, Inc	579
15,771	*,e	Kymera Therapeutics, Inc	311
30,110	*,e	Lexicon Pharmaceuticals, Inc	56
8,586	*	Ligand Pharmaceuticals, Inc (Class B)	766
24,455	*	Liquidia Corp	107
77,816	*,e	Lyell Immunopharma, Inc	507
32,187	*	MacroGenics, Inc	95
6,193	*	Madrigal Pharmaceuticals, Inc	443
94,899	*,e	MannKind Corp	362
54,984	*	Maravai LifeSciences Holdings, Inc	1,562
51,230	*,e	MaxCyte, Inc	242
15,823	*	Medpace Holdings, Inc	2,368
10,086	*	MeiraGTx Holdings plc	76
1,306,254		Merck & Co, Inc	119,091
27,294	*	Mersana Therapeutics, Inc	126
11,568	*	Mettler-Toledo International, Inc	13,289
60,615	*,e	MiMedx Group, Inc	210
21,876	*	Mirati Therapeutics, Inc	1,469
8,147	*,e	Mirum Pharmaceuticals, Inc	159
175,148	*	Moderna, Inc	25,020
14,704	*	Monte Rosa Therapeutics, Inc	142
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,159	*	Morphic Holding, Inc	$177
46,607	*	Myriad Genetics, Inc	847
22,499	*	NanoString Technologies, Inc	286
42,988	*	Natera, Inc	1,523
106,507	*,e	Nektar Therapeutics	405
58,635	*	NeoGenomics, Inc	478
51,383	*	Neurocrine Biosciences, Inc	5,009
15,360	*	NGM Biopharmaceuticals Inc	197
9,374	*	Nkarta, Inc	115
40,572	*,e	Novavax, Inc	2,087
17,085	*	Nurix Therapeutics, Inc	216
35,946	*,e	Nuvation Bio, Inc	116
100,765	*,e	Ocugen, Inc	229
41,830	*	Ocular Therapeutix, Inc	168
13,691	*	Organogenesis Holdings Inc	67
127,492		Organon & Co	4,303
333,993	*,e	Outlook Therapeutics, Inc	341
100,456	*,e	Pacific Biosciences of California, Inc	444
23,821	*	Pacira BioSciences Inc	1,389
65,063		PerkinElmer, Inc	9,253
69,259		Perrigo Co plc	2,810
2,912,669		Pfizer, Inc	152,711
6,396	*,e	Phathom Pharmaceuticals, Inc	54
12,927		Phibro Animal Health Corp	247
14,315	*,e	PMV Pharmaceuticals, Inc	204
37,958	*,e	Point Biopharma Global, Inc	258
48,133	*	Praxis Precision Medicines, Inc	118
39,456	*,e	Precigen, Inc	53
27,333	*	Prestige Consumer Healthcare, Inc.	1,607
51,583	*,†	Progenics Pharmaceuticals, Inc	0
15,994	*	Prometheus Biosciences, Inc	452
22,557	*	Protagonist Therapeutics, Inc	178
18,603	*	Prothena Corp plc	505
25,243	*,e	Provention Bio, Inc	101
37,990	*	PTC Therapeutics, Inc	1,522
114,179	*	QIAGEN NV	5,389
16,838	*	Quanterix Corp	273
46,832	*,e	Quantum-Si, Inc	109
27,010	*	Radius Health, Inc	280
6,533	*,e	RAPT Therapeutics, Inc	119
14,987	*,e	Reata Pharmaceuticals, Inc	455
61,485	*	Recursion Pharmaceuticals, Inc	500
53,064	*	Regeneron Pharmaceuticals, Inc	31,368
19,715	*	REGENXBIO, Inc	487
31,945	*,e	Relay Therapeutics, Inc	535
8,368	*	Relmada Therapeutics, Inc	159
30,248	*	Repligen Corp	4,912
10,254	*	Replimune Group, Inc	179
33,815	*	Revance Therapeutics, Inc	467
32,407	*	REVOLUTION Medicines, Inc	632
86,450	*	Rigel Pharmaceuticals, Inc	98
20,281	*	Rocket Pharmaceuticals, Inc	279
189,332		Royalty Pharma plc	7,960
28,225	*	Sage Therapeutics, Inc	912
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,510	*,e	Sana Biotechnology, Inc	$299
52,234	*	Sangamo Therapeutics Inc	216
41,917	*	Sarepta Therapeutics, Inc	3,142
31,930	*,e	Science 37 Holdings, Inc	64
68,787	*	Seagen, Inc	12,171
22,417	*	Seer, Inc	201
37,976	*	Seres Therapeutics, Inc	130
7,593	*	Sierra Oncology, Inc	418
35,191	e	SIGA Technologies, Inc	408
76,705	*	SomaLogic, Inc	347
127,563	*,e	Sorrento Therapeutics, Inc	256
43,033	*	Sotera Health Co	843
15,930	*,e	SpringWorks Therapeutics, Inc	392
10,464	*	Stoke Therapeutics, Inc	138
26,807	*	Supernus Pharmaceuticals, Inc	775
15,843	*	Sutro Biopharma, Inc	83
24,529	*	Syndax Pharmaceuticals, Inc	472
55,220	*	Syneos Health, Inc	3,958
23,918	*	Tango Therapeutics, Inc	108
9,396	*	Tarsus Pharmaceuticals, Inc	137
69,942	*	TG Therapeutics, Inc	297
29,259	*	Theravance Biopharma, Inc	265
202,038		Thermo Fisher Scientific, Inc	109,763
25,726	*	Travere Therapeutics, Inc	623
17,071	*	Tricida, Inc	165
25,134	*	Turning Point Therapeutics Inc	1,891
26,284	*	Twist Bioscience Corp	919
33,751	*	Ultragenyx Pharmaceutical, Inc	2,014
22,243	*	United Therapeutics Corp	5,241
31,395	*	Vanda Pharmaceuticals, Inc	342
65,175	*,e	Vaxart Inc	228
21,774	*	Vaxcyte, Inc	474
102,172	*	VBI Vaccines, Inc	83
11,485	*,e	Ventyx Biosciences, Inc	140
29,297	*,e	Vera Therapeutics, Inc	399
36,815	*	Veracyte, Inc	733
24,994	*	Vericel Corp	629
132,191	*	Vertex Pharmaceuticals, Inc	37,250
8,512	*,e	Verve Therapeutics, Inc	130
88,085	*,e	VG Acquisition Corp	218
596,044		Viatris, Inc	6,241
32,800	*,e	Vir Biotechnology, Inc	835
13,226	*	Viridian Therapeutics, Inc	153
104,364	*,e	VistaGen Therapeutics, Inc	92
30,893	*	Waters Corp	10,225
39,169		West Pharmaceutical Services, Inc	11,844
27,098	*	Xencor, Inc	742
67,913	*	Xeris Biopharma Holdings, Inc	105
19,065	*,e	Y-mAbs Therapeutics, Inc	288
18,143	*,e	Zentalis Pharmaceuticals, Inc	510
243,111		Zoetis, Inc	41,788
33,098	*,†,e	Zogenix, Inc	23
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,705,215
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.6%
46,252		Acadia Realty Trust	$722
36,654	e	Agree Realty Corp	2,644
47,563		Alexander & Baldwin, Inc	854
1,329		Alexander’s, Inc	295
83,569		Alexandria Real Estate Equities, Inc	12,120
28,646		American Assets Trust, Inc	851
69,728		American Campus Communities, Inc	4,495
68,514		American Finance Trust, Inc	499
152,675		American Homes 4 Rent	5,411
239,574		American Tower Corp	61,233
133,721	e	Americold Realty Trust	4,017
85,829		Apartment Income Corp	3,570
79,626	*,e	Apartment Investment and Management Co	510
113,878		Apple Hospitality REIT, Inc	1,671
31,681		Armada Hoffler Properties, Inc	407
5,980	*,e	Ashford Hospitality Trust, Inc	36
72,533		AvalonBay Communities, Inc	14,090
14,697		Bluerock Residential Growth REIT, Inc	386
81,787		Boston Properties, Inc	7,277
35,081	e	BraeMar Hotels & Resorts, Inc	150
92,621		Brandywine Realty Trust	893
162,598		Brixmor Property Group, Inc	3,286
77,650		Broadstone Net Lease, Inc	1,593
6,068		Brt Realty Trust	130
52,715		Camden Property Trust	7,089
50,740		CareTrust REIT, Inc	936
29,192		CatchMark Timber Trust, Inc	294
13,650	*	CBL & Associates Properties, Inc	321
173,280		CBRE Group, Inc	12,755
5,509		Cedar Realty Trust, Inc	159
9,060		Centerspace	739
28,285	*	Chatham Lodging Trust	296
21,833		City Office REIT, Inc	283
10,462		Clipper Realty, Inc	81
9,586		Community Healthcare Trust, Inc	347
133,621	*,e	Compass, Inc	482
61,652		Corporate Office Properties Trust	1,615
84,914		Cousins Properties, Inc	2,482
222,772		Crown Castle International Corp	37,510
3,998	e	CTO Realty Growth, Inc	244
110,271		CubeSmart	4,711
66,192	*	Cushman & Wakefield plc	1,009
114,160	*	DiamondRock Hospitality Co	937
146,213		Digital Realty Trust, Inc	18,983
279,022	*	DigitalBridge Group, Inc	1,362
136,618		Diversified Healthcare Trust	249
39,190	e	Douglas Elliman, Inc	188
91,371		Douglas Emmett, Inc	2,045
196,555		Duke Realty Corp	10,801
46,730		Easterly Government Properties, Inc	890
21,698		EastGroup Properties, Inc	3,349
82,308		Empire State Realty Trust, Inc	579
40,647		EPR Properties	1,908
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,900		Equinix, Inc	$30,814
43,426	*	Equity Commonwealth	1,195
91,603		Equity Lifestyle Properties, Inc	6,455
191,041		Equity Residential	13,797
63,885		Essential Properties Realty Trust, Inc	1,373
34,070		Essex Property Trust, Inc	8,910
28,436	e	eXp World Holdings Inc	335
69,414		Extra Space Storage, Inc	11,809
19,962		Farmland Partners, Inc	275
39,750		Federal Realty Investment Trust	3,806
67,202		First Industrial Realty Trust, Inc	3,191
425	*	Forestar Group, Inc	6
41,086		Four Corners Property Trust, Inc	1,092
72,511		Franklin Street Properties Corp	302
4,942	*	FRP Holdings, Inc	298
122,015		Gaming and Leisure Properties, Inc	5,596
18,198		Getty Realty Corp	482
17,811		Gladstone Commercial Corp	336
11,325		Gladstone Land Corp	251
30,930		Global Medical REIT, Inc	347
44,961		Global Net Lease, Inc	637
82,789		Healthcare Realty Trust, Inc	2,252
119,524		Healthcare Trust of America, Inc	3,336
279,927		Healthpeak Properties Inc	7,253
27,708	*	Hersha Hospitality Trust	272
46,362		Highwoods Properties, Inc	1,585
366,232		Host Hotels and Resorts, Inc	5,742
22,285	*	Howard Hughes Corp	1,516
80,595		Hudson Pacific Properties	1,196
115,925		Independence Realty Trust, Inc	2,403
2,737		Indus Realty Trust, Inc	162
34,891		Industrial Logistics Properties Trust	491
12,344		Innovative Industrial Properties, Inc	1,356
34,736		InvenTrust Properties Corp	896
307,088		Invitation Homes, Inc	10,926
146,394		Iron Mountain, Inc	7,128
38,621		iStar Inc	529
64,898		JBG SMITH Properties	1,534
26,164	*	Jones Lang LaSalle, Inc	4,575
44,610		Kennedy-Wilson Holdings, Inc	845
63,758		Kilroy Realty Corp	3,336
300,353		Kimco Realty Corp	5,938
118,460		Kite Realty Group Trust	2,048
47,334		Lamar Advertising Co	4,164
144,484		Lexington Realty Trust	1,552
42,193		Life Storage, Inc	4,711
19,960		LTC Properties, Inc	766
107,859		Macerich Co	939
47,939	*	Mack-Cali Realty Corp	635
11,498		Marcus & Millichap, Inc	425
283,531		Medical Properties Trust, Inc	4,329
61,102		Mid-America Apartment Communities, Inc	10,673
22,628	e	National Health Investors, Inc	1,371
89,038		National Retail Properties, Inc	3,829
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,309		National Storage Affiliates Trust	$1,918
21,654		NETSTREIT Corp	409
81,428		Newmark Group, Inc	787
12,730		NexPoint Residential Trust, Inc	796
35,021	*	Offerpad Solutions, Inc	76
23,677		Office Properties Income Trust	472
129,929	e	Omega Healthcare Investors, Inc	3,663
9,166	e	One Liberty Properties, Inc	238
228,590	*,e	Opendoor Technologies, Inc	1,077
29,999	e	Orion Office REIT, Inc	329
76,197		Outfront Media, Inc	1,292
101,864		Paramount Group, Inc	736
132,332		Park Hotels & Resorts, Inc	1,796
71,223	e	Pebblebrook Hotel Trust	1,180
59,852		Phillips Edison & Co, Inc	2,000
107,460		Physicians Realty Trust	1,875
36,714		Piedmont Office Realty Trust, Inc	482
13,733		Plymouth Industrial REIT, Inc	241
9,072		Postal Realty Trust, Inc	135
34,013		PotlatchDeltic Corp	1,503
381,348		Prologis, Inc	44,866
9,080		PS Business Parks, Inc	1,699
80,670		Public Storage, Inc	25,223
75,814		Rayonier, Inc	2,834
13,117		Re/Max Holdings, Inc	322
62,854	*	Realogy Holdings Corp	618
310,595		Realty Income Corp	21,201
57,095	*,e	Redfin Corp	470
92,769		Regency Centers Corp	5,502
63,462		Retail Opportunities Investment Corp	1,001
84,858	e	Rexford Industrial Realty, Inc	4,887
92,471		RLJ Lodging Trust	1,020
5,123		RMR Group, Inc	145
57,913		RPT Realty	569
29,351	*	Ryman Hospitality Properties	2,232
116,469		Sabra Healthcare REIT, Inc	1,627
7,521	e	Safehold, Inc	266
6,451		Saul Centers, Inc	304
55,017		SBA Communications Corp	17,608
18,501	*,e	Seritage Growth Properties	96
93,168		Service Properties Trust	487
168,295		Simon Property Group, Inc	15,975
103,764		SITE Centers Corp	1,398
38,202	e	SL Green Realty Corp	1,763
62,949		Spirit Realty Capital, Inc	2,378
18,561		St. Joe Co	734
84,224		STAG Industrial, Inc	2,601
134,185		STORE Capital Corp	3,500
3,112	*	Stratus Properties, Inc	100
73,018	*	Summit Hotel Properties, Inc	531
60,721		Sun Communities, Inc	9,676
117,301	*	Sunstone Hotel Investors, Inc	1,164
54,135		Tanger Factory Outlet Centers, Inc	770
12,164	*	Tejon Ranch Co	189
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,329		Terreno Realty Corp	$1,969
162,250		UDR, Inc	7,470
20,169		UMH Properties, Inc	356
121,658		Uniti Group, Inc	1,146
2,401		Universal Health Realty Income Trust	128
70,770		Urban Edge Properties	1,076
20,808		Urstadt Biddle Properties, Inc (Class A)	337
205,950		Ventas, Inc	10,592
496,257	e	VICI Properties, Inc	14,783
96,380		Vornado Realty Trust	2,755
46,196		Washington REIT	984
234,476		Welltower, Inc	19,309
67,032	*,e	WeWork, Inc	336
379,758		Weyerhaeuser Co	12,578
25,132		Whitestone REIT	270
95,264		WP Carey, Inc	7,894
62,184	*	Xenia Hotels & Resorts, Inc	904
32,630	*	Zillow Group, Inc (Class A)	1,038
90,080	*,e	Zillow Group, Inc (Class C)	2,860
		TOTAL REAL ESTATE	711,350

RETAILING - 5.3%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	174
18,402		Aaron’s Co, Inc	268
23,424	*	Abercrombie & Fitch Co (Class A)	396
36,738		Academy Sports & Outdoors, Inc	1,306
33,209		Advance Auto Parts, Inc	5,748
4,582,723	*	Amazon.com, Inc	486,731
85,497	e	American Eagle Outfitters, Inc	956
3,312	*	America’s Car-Mart, Inc	333
65,041		Arko Corp	531
10,565	*	Asbury Automotive Group, Inc	1,789
17,672	*	Autonation, Inc	1,975
10,226	*	AutoZone, Inc	21,977
119,103		Bath & Body Works, Inc	3,206
27,869	*,e	Bed Bath & Beyond, Inc	138
103,686		Best Buy Co, Inc	6,759
11,361	e	Big 5 Sporting Goods Corp	127
20,052	e	Big Lots, Inc	420
15,681	*	Boot Barn Holdings, Inc	1,081
14,004		Buckle, Inc	388
7,271		Build-A-Bear Workshop, Inc	119
36,184	*	Burlington Stores, Inc	4,929
20,111		Caleres, Inc	528
22,123	e	Camping World Holdings, Inc	478
85,911	*	CarMax, Inc	7,773
19,398	*	CarParts.com, Inc	135
42,371	*,e	Carvana Co	957
12,003		Cato Corp (Class A)	139
66,517	*	Chico’s FAS, Inc	331
7,673	*	Children’s Place, Inc	299
6,121	*,e	Citi Trends, Inc	145
13,169	*,e	Conn’s, Inc	106
11,400	*	Container Store Group, Inc	71
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
291,707	*	ContextLogic, Inc	$467
32,814		Designer Brands, Inc	429
30,615	*	Destination XL Group, Inc	104
28,635	e	Dick’s Sporting Goods, Inc	2,158
1,003	e	Dillard’s, Inc (Class A)	221
118,051		Dollar General Corp	28,974
109,618	*	Dollar Tree, Inc	17,084
128,912	*	DoorDash, Inc	8,272
7,236	*	Duluth Holdings, Inc	69
288,987		eBay, Inc	12,042
66,094	*	Etsy, Inc	4,839
34,837	*,e	EVgo, Inc	209
30,809	*	Five Below, Inc	3,495
55,907	*	Floor & Decor Holdings, Inc	3,520
33,391		Foot Locker, Inc	843
11,421		Franchise Group, Inc	401
10,965	*	Funko, Inc	245
34,613	*,e	GameStop Corp (Class A)	4,233
81,317		Gap, Inc	670
7,998	*	Genesco, Inc	399
70,631		Genuine Parts Co	9,394
8,241		Group 1 Automotive, Inc	1,399
12,244	*,e	Groupon, Inc	138
29,518	*,e	GrowGeneration Corp	106
21,962		Guess?, Inc	374
9,098	e	Haverty Furniture Cos, Inc	211
9,181		Hibbett Sports, Inc	401
533,539		Home Depot, Inc	146,334
65,995		Kohl’s Corp	2,355
9,431	*	Lands’ End, Inc	100
59,869	*,e	Leslie’s, Inc	909
19,090	*,e	Liquidity Services, Inc	257
15,893		Lithia Motors, Inc (Class A)	4,368
133,711		LKQ Corp	6,564
341,540		Lowe’s Companies, Inc	59,657
19,294	*	Lumber Liquidators, Inc	181
151,054		Macy’s, Inc	2,767
11,739	*	MarineMax, Inc	424
18,107		Monro Muffler, Inc	776
8,996		Murphy USA, Inc	2,095
47,869	*	National Vision Holdings, Inc	1,316
60,699		Nordstrom, Inc	1,283
18,624	*	ODP Corp	563
35,834	*	Ollie’s Bargain Outlet Holdings, Inc	2,105
5,690	*	OneWater Marine, Inc	188
32,772	*	O’Reilly Automotive, Inc	20,704
24,586	*,e	Overstock.com, Inc	615
13,329		Penske Auto Group, Inc	1,395
40,988	*,e	Petco Health & Wellness Co, Inc	604
14,105	e	PetMed Express, Inc	281
20,231		Pool Corp	7,106
41,549	*,e	Porch Group, Inc	106
23,560	*	Poshmark, Inc	238
53,361	*	Quotient Technology, Inc	158
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
130,909		Qurate Retail Group, Inc QVC Group	$376
42,901	*	RealReal, Inc	107
27,217		Rent-A-Center, Inc	529
19,596	*	Revolve Group, Inc	508
9,426	*	RH	2,001
178,089		Ross Stores, Inc	12,507
66,571	*	Sally Beauty Holdings, Inc	794
4,712		Shoe Carnival, Inc	102
13,499		Shutterstock, Inc	774
29,200		Signet Jewelers Ltd	1,561
13,058	*	Sleep Number Corp	404
11,945		Sonic Automotive, Inc (Class A)	438
19,952	*	Sportsman’s Warehouse Holdings, Inc	191
32,244	*	Stitch Fix Inc	159
239,127		Target Corp	33,772
30,109	*	ThredUp, Inc	75
6,790		Tilly’s, Inc	48
606,207		TJX Companies, Inc	33,857
57,697		Tractor Supply Co	11,185
6,470	*	TravelCenters of America, Inc	223
25,507	*	Ulta Beauty, Inc	9,832
37,439	*	Urban Outfitters, Inc	699
41,105	*	Victoria’s Secret & Co	1,150
12,686		Vivid Seats, Inc	95
62,669	*,e	Volta, Inc	81
42,783	*	Warby Parker, Inc	482
41,399	*,e	Wayfair, Inc	1,803
37,164		Williams-Sonoma, Inc	4,123
1,945		Winmark Corp	380
17,318	*,e	Xometry, Inc	588
11,661	*	Zumiez, Inc	303
		TOTAL RETAILING	1,033,606

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
24,578	*	ACM Research, Inc	414
834,016	*	Advanced Micro Devices, Inc	63,777
26,133	*	Allegro MicroSystems, Inc	541
15,539	*	Alpha & Omega Semiconductor Ltd	518
19,074	*	Ambarella, Inc	1,249
55,705		Amkor Technology, Inc	944
265,474		Analog Devices, Inc	38,783
455,285		Applied Materials, Inc	41,422
10,142	*,e	Atomera, Inc	95
20,849	*	Axcelis Technologies, Inc	1,143
26,991	*	AXT, Inc	158
204,994		Broadcom, Inc	99,588
15,710	*	Ceva, Inc	527
26,804	*	Cirrus Logic, Inc	1,944
11,271		CMC Materials, Inc	1,967
26,675	*	Cohu, Inc	740
12,042	*	Credo Technology Group Holding Ltd	141
3,674	*	CyberOptics Corp	128
23,788	*	Diodes, Inc	1,536
66,786	*,e	Enphase Energy, Inc	13,039
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
66,933		Entegris, Inc	$6,167
51,096	*	First Solar, Inc	3,481
42,439	*	Formfactor, Inc	1,644
32,223	*	GLOBALFOUNDRIES, Inc	1,300
15,133	*	Ichor Holdings Ltd	393
13,074	*	Impinj, Inc	767
51,148	*	indie Semiconductor, Inc	292
2,108,703		Intel Corp	78,887
77,039		KLA Corp	24,582
33,411	e	Kulicke & Soffa Industries, Inc	1,430
71,539		Lam Research Corp	30,486
75,431	*	Lattice Semiconductor Corp	3,658
29,103	*	MACOM Technology Solutions Holdings, Inc	1,342
436,898		Marvell Technology, Inc	19,018
38,172	*	MaxLinear, Inc	1,297
277,936		Microchip Technology, Inc	16,143
565,304		Micron Technology, Inc	31,250
26,862		MKS Instruments, Inc	2,757
23,066		Monolithic Power Systems, Inc	8,858
26,573	*	Nanometrics, Inc	1,853
21,168	*	NeoPhotonics Corp Ltd	333
1,243,534		NVIDIA Corp	188,507
220,276	*	ON Semiconductor Corp	11,082
20,605	*	PDF Solutions, Inc	443
46,544	*	Photronics, Inc	907
33,225		Power Integrations, Inc	2,492
55,854	*	Qorvo, Inc	5,268
578,590		QUALCOMM, Inc	73,909
61,164	*	Rambus, Inc	1,314
52,268	*,e	Rockley Photonics Holdings Ltd	114
35,296	*	Semtech Corp	1,940
18,610	*	Silicon Laboratories, Inc	2,610
7,023	*	SiTime Corp	1,145
84,315		Skyworks Solutions, Inc	7,811
15,494	*	SMART Global Holdings, Inc	254
42,585	*,e	SunPower Corp	673
19,257	*	Synaptics, Inc	2,273
81,009		Teradyne, Inc	7,254
472,207		Texas Instruments, Inc	72,555
23,500	*	Ultra Clean Holdings	700
24,314		Universal Display Corp	2,459
34,384	*	Veeco Instruments, Inc	667
62,345	*	Wolfspeed Inc	3,956
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	892,925

SOFTWARE & SERVICES - 13.5%
65,506	*	8x8, Inc	337
32,215		A10 Networks, Inc	463
327,184		Accenture plc	90,843
68,208	*	ACI Worldwide, Inc	1,766
243,674	*	Adobe, Inc	89,199
90,541	*,e	Affirm Holdings, Inc	1,635
11,056	*	Agilysys, Inc	523
82,582	*	Akamai Technologies, Inc	7,542
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,945	*	Alarm.com Holdings, Inc	$1,667
15,192	*,e	Alkami Technology, Inc	211
24,769	*	Altair Engineering, Inc	1,300
32,290	*	Alteryx, Inc	1,563
59,006		Amdocs Ltd	4,916
15,720		American Software, Inc (Class A)	254
28,669	*	Amplitude, Inc	410
45,731	*	Ansys, Inc	10,943
9,509	*	Appfolio, Inc	862
20,140	*,e	Appian Corp	954
116,026	*	AppLovin Corp	3,996
40,356	*,e	Asana, Inc	709
14,242	*	Aspen Technology, Inc	2,616
70,590	*	Atlassian Corp plc	13,229
112,313	*	Autodesk, Inc	19,313
212,833		Automatic Data Processing, Inc	44,703
46,044	*	Avalara, Inc	3,251
45,036	*	Avaya Holdings Corp	101
66,029	*,e	AvePoint, Inc	287
75,147	*	AvidXchange Holdings, Inc	461
11,374	*	Benefitfocus, Inc	88
86,956		Bentley Systems, Inc	2,896
24,476	*	BigCommerce Holdings, Inc	397
49,304	*	Bill.Com Holdings, Inc	5,420
82,754	*	Black Knight, Inc	5,411
26,411	*	Blackbaud, Inc	1,534
29,853	*	Blackline, Inc	1,988
94,859	*	Blend Labs, Inc	224
267,045	*	Block, Inc	16,413
66,925	*	Box, Inc	1,682
27,328		Bread Financial Holdings, Inc	1,013
20,694	*	Brightcove, Inc	131
61,037		Broadridge Financial Solutions, Inc	8,701
25,858	*	BTRS Holdings, Inc	129
44,223	*	Bumble, Inc	1,245
42,696	*,e	C3.ai, Inc	780
141,007	*	Cadence Design Systems, Inc	21,155
31,787	*	Cantaloupe, Inc	178
10,596		Cass Information Systems, Inc	358
87,215	*	CCC Intelligent Solutions Holdings, Inc	802
59,690		CDK Global, Inc	3,269
23,399	*,e	Cerberus Cyber Sentinel Corp	84
22,039	*	Cerence Inc	556
66,788	*	Ceridian HCM Holding, Inc	3,144
15,814	*	ChannelAdvisor Corp	231
63,090		Citrix Systems, Inc	6,130
17,869	*,e	Cleanspark, Inc	70
31,897	*	Clear Secure, Inc	638
144,134	*	Cloudflare, Inc	6,306
270,418		Cognizant Technology Solutions Corp (Class A)	18,251
20,876	*	Commvault Systems, Inc	1,313
21,043		Concentrix Corp	2,854
91,431	*	Conduent, Inc	395
64,060	*,e	Confluent, Inc	1,489
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,805	*	Consensus Cloud Solutions, Inc	$341
112,152	*	Core Scientific, Inc	167
13,583	*	Couchbase, Inc	223
40,201	*	Coupa Software, Inc	2,295
108,468	*	Crowdstrike Holdings, Inc	18,283
6,968	*,e	CS Disco, Inc	126
17,763		CSG Systems International, Inc	1,060
43,093	*,e	Cvent Holding Corp	199
21,825	*,e	Cyxtera Technologies, Inc	248
133,433	*	Datadog, Inc	12,708
7,264	*,e	Digimarc Corp	103
46,104	*,e	Digital Turbine, Inc	805
39,126	*,e	DigitalOcean Holdings, Inc	1,618
103,146	*	DocuSign, Inc	5,919
35,265		Dolby Laboratories, Inc (Class A)	2,524
15,039	*	Domo, Inc	418
35,232	*	DoubleVerify Holdings, Inc	799
144,561	*	Dropbox, Inc	3,034
40,815	*	Duck Creek Technologies, Inc	606
125,003	*	DXC Technology Co	3,789
106,722	*	Dynatrace, Inc	4,209
87,429	*,e	E2open Parent Holdings, Inc	680
17,480		Ebix, Inc	295
10,699	*	eGain Corp	104
37,517	*	Elastic NV	2,539
13,046	*	Enfusion, Inc	133
17,890	*	EngageSmart, Inc	288
30,234	*	Envestnet, Inc	1,595
27,283	*	EPAM Systems, Inc	8,042
27,813	*	Euronet Worldwide, Inc	2,798
21,053	*	Everbridge, Inc	587
12,378	*	EverCommerce, Inc	112
31,074		EVERTEC, Inc	1,146
25,590	*	Evo Payments, Inc	602
17,218	*	ExlService Holdings, Inc	2,537
12,846	*	Fair Isaac Corp	5,150
58,075	*,e	Fastly, Inc	674
315,970		Fidelity National Information Services, Inc	28,965
127,712	*	FireEye, Inc	2,787
307,684	*	Fiserv, Inc	27,375
37,675	*	Five9, Inc	3,434
38,814	*	FleetCor Technologies, Inc	8,155
33,603	*	Flywire Corp	592
341,945	*	Fortinet, Inc	19,347
40,808	*	Gartner, Inc	9,869
94,449		Genpact Ltd	4,001
145,625		Global Payments, Inc	16,112
21,651	*	Globant S.A.	3,767
86,670	*	GoDaddy, Inc	6,029
15,258	*	Grid Dynamics Holdings, Inc	257
20,925	*	GTY Technology Holdings Inc	131
46,084	*	Guidewire Software, Inc	3,272
17,956		Hackett Group, Inc	341
24,272	*	HubSpot, Inc	7,297
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,245	*	I3 Verticals, Inc	$231
17,943	*,e	Informatica, Inc	373
18,219		Information Services Group, Inc	123
8,870	*	Instructure Holdings, Inc	201
18,324		InterDigital, Inc	1,114
463,725		International Business Machines Corp	65,473
13,645	*	International Money Express Inc	279
142,294		Intuit, Inc	54,846
37,546		Jack Henry & Associates, Inc	6,759
29,050	*,e	Jamf Holding Corp	720
37,345	*	KnowBe4, Inc	583
95,867	*	Kyndryl Holdings, Inc	938
50,961	*,e	Limelight Networks, Inc	118
34,967	*	Liveperson, Inc	494
35,615	*	LiveRamp Holdings, Inc	919
32,654	*	Manhattan Associates, Inc	3,742
52,095	*,e	Marathon Digital Holdings, Inc	278
222,577	*	Marqeta, Inc	1,805
442,681		Mastercard, Inc (Class A)	139,657
112,247	*,e	Matterport, Inc	411
31,583		MAXIMUS, Inc	1,974
11,893	*	MeridianLink, Inc	199
3,860,163		Microsoft Corp	991,406
4,156	*,e	MicroStrategy, Inc (Class A)	683
22,456	*	Mitek Systems, Inc	207
14,483	*,e	Model N, Inc	370
35,218	*	MoneyGram International, Inc	352
33,619	*	MongoDB, Inc	8,724
19,169	*	N-Able, Inc	173
25,933	*,e	nCino OpCo, Inc	802
68,992	*	NCR Corp	2,146
30,028	*	New Relic, Inc	1,503
283,454		NortonLifelock, Inc	6,225
105,783	*	Nutanix, Inc	1,548
64,057	*	Okta, Inc	5,791
46,103	*	Olo, Inc	455
4,837	*	ON24, Inc	46
21,489	*	OneSpan, Inc	256
781,097		Oracle Corp	54,575
41,005	*	Pagerduty, Inc	1,016
933,059	*	Palantir Technologies, Inc	8,463
49,982	*	Palo Alto Networks, Inc	24,688
44,842	*	Paya Holdings, Inc	295
164,950		Paychex, Inc	18,783
26,407	*	Paycom Software, Inc	7,397
11,105	*,e	Paycor HCM, Inc	289
20,584	*	Paylocity Holding Corp	3,590
110,964	*	Payoneer Global, Inc	435
597,795	*	PayPal Holdings, Inc	41,750
225,806	*,e	Paysafe Ltd	440
22,404		Pegasystems, Inc	1,072
17,663	*	Perficient, Inc	1,620
8,474	*	PFSweb, Inc	100
23,740	*	Ping Identity Holding Corp	431
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,944	*	Procore Technologies, Inc	$1,450
23,997		Progress Software Corp	1,087
19,034	*	PROS Holdings, Inc	499
52,897	*	PTC, Inc	5,625
29,530	*	Q2 Holdings, Inc	1,139
18,605	*	Qualys, Inc	2,347
19,217	*,e	Rackspace Technology, Inc	138
31,056	*	Rapid7, Inc	2,075
43,126	*	Remitly Global, Inc	330
42,004	*	Repay Holdings Corp	540
24,959	*	Rimini Street, Inc	150
44,149	*	RingCentral, Inc	2,307
38,880	*,e	Riot Blockchain, Inc	163
53,965		Roper Technologies, Inc	21,297
186,641	*	Sabre Corp	1,088
44,538	*	SailPoint Technologies Holding, Inc	2,792
496,945	*	salesforce.com, Inc	82,016
15,268		Sapiens International Corp NV	369
4,599	*	SecureWorks Corp	50
88,419	*	SentinelOne, Inc	2,063
103,386	*	ServiceNow, Inc	49,162
23,585	*	Shift4 Payments, Inc	780
4,906	*	ShotSpotter, Inc	132
41,609	*	Skillsoft Corp	146
66,115	*	Smartsheet, Inc	2,078
101,151	*	Snowflake, Inc	14,066
19,169		SolarWinds Corp	196
85,374	*	Splunk, Inc	7,552
24,107	*	Sprout Social, Inc	1,400
19,690	*	SPS Commerce, Inc	2,226
16,060	*,e	Squarespace, Inc	336
111,085		SS&C Technologies Holdings, Inc	6,451
120,616	*	StoneCo Ltd	929
44,512	*	Sumo Logic, Inc	333
70,963	*	SVMK, Inc	624
74,570		Switch, Inc	2,498
78,737	*	Synopsys, Inc	23,912
21,512	*	Telos Corp	174
49,510	*	Tenable Holdings, Inc	2,248
51,680	*	Teradata Corp	1,913
116,597	*	Toast, Inc	1,509
226,382	*	Trade Desk, Inc	9,483
10,054		TTEC Holdings, Inc	683
6,516	*,e	Tucows, Inc	290
22,872	*	Turing Holding Corp	323
85,658	*	Twilio, Inc	7,179
21,091	*	Tyler Technologies, Inc	7,012
192,445	*	UiPath, Inc	3,501
38,674	*	Unisys Corp	465
107,430	*,e	Unity Software, Inc	3,956
15,606	*	Upland Software, Inc	227
24,261	*,e	UserTesting, Inc	122
56,469	*	Varonis Systems, Inc	1,656
35,164	*	Verint Systems, Inc	1,489
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,603	*	VeriSign, Inc	$8,300
13,662	*,e	Veritone, Inc	89
63,620	*	Verra Mobility Corp	999
6,012	*	Viant Technology, Inc	31
847,129		Visa, Inc (Class A)	166,791
107,776		VMware, Inc (Class A)	12,284
119,804	*	Vonage Holdings Corp	2,257
198,450		Western Union Co	3,268
24,535	*	WEX, Inc	3,817
29,289	*	Wix.com Ltd	1,920
36,785	*	WM Technology, Inc	121
100,015	*	Workday, Inc	13,960
22,930	*	Workiva, Inc	1,513
57,275		Xperi Holding Corp	826
55,032	*	Yext, Inc	263
60,907	*	Zendesk, Inc	4,511
130,278	*	Zoom Video Communications, Inc	14,066
41,021	*	Zscaler, Inc	6,133
55,037	*	Zuora Inc	493
		TOTAL SOFTWARE & SERVICES	2,638,902

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
66,252	*	3D Systems Corp	643
6,963	*,e	908 Devices, Inc	143
35,649		Adtran, Inc	625
20,999		Advanced Energy Industries, Inc	1,532
41,314	*,e	Aeva Technologies, Inc	129
18,515	*,e	Akoustis Technologies, Inc	68
300,825		Amphenol Corp (Class A)	19,367
7,886,739		Apple, Inc	1,078,275
128,607	*	Arista Networks, Inc	12,056
47,303	*	Arlo Technologies, Inc	297
32,986	*	Arrow Electronics, Inc	3,697
5,662	*	Aviat Networks, Inc	142
24,161	*	Avid Technology, Inc	627
46,118		Avnet, Inc	1,977
15,939		Badger Meter, Inc	1,289
24,142		Belden CDT, Inc	1,286
19,531		Benchmark Electronics, Inc	441
28,887	*	Calix, Inc	986
4,889	*	Cambium Networks Corp	72
9,824	*	Casa Systems, Inc	39
69,884		CDW Corp	11,011
79,273	*	Ciena Corp	3,623
2,146,928		Cisco Systems, Inc	91,545
8,964	*	Clearfield, Inc	555
93,925		Cognex Corp	3,994
11,456	*	Coherent, Inc	3,050
115,638	*	CommScope Holding Co, Inc	708
16,237		Comtech Telecommunications Corp	147
389,788		Corning, Inc	12,282
8,680	*,e	Corsair Gaming, Inc	114
17,421		CTS Corp	593
136,382		Dell Technologies, Inc	6,302
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,652	*	Digi International, Inc	$452
9,167	*	DZS, Inc	149
24,605	*,e	Eastman Kodak Co	114
18,556	*	ePlus, Inc	986
43,075	*	Evolv Technologies Holdings, Inc	115
79,396	*	Extreme Networks, Inc	708
30,171	*	F5 Networks, Inc	4,617
20,485	*	Fabrinet	1,661
9,925	*	FARO Technologies, Inc	306
9,076	*,e	Focus Universal, Inc	104
58,321	*	Harmonic, Inc	506
670,009		Hewlett Packard Enterprise Co	8,884
543,713		HP, Inc	17,823
11,473	*	Identiv, Inc	133
57,079	*,e	II-VI, Inc	2,908
103,799	*,e	Infinera Corp	556
40,550	*,e	Inseego Corp	77
14,981	*	Insight Enterprises, Inc	1,293
60,908	*,e	IonQ, Inc	267
19,271	*	IPG Photonics Corp	1,814
24,355	*	Itron, Inc	1,204
59,846		Jabil Inc	3,065
163,210		Juniper Networks, Inc	4,651
91,514	*	Keysight Technologies, Inc	12,615
21,162	*	Kimball Electronics, Inc	425
28,141	*	Knowles Corp	488
57,291	*,e	Lightwave Logic, Inc	375
13,151		Littelfuse, Inc	3,341
36,595	*	Lumentum Holdings, Inc	2,906
20,833		Methode Electronics, Inc	772
86,400	*,e	Microvision, Inc	332
70,213	*	Mirion Technologies, Inc	404
84,744		Motorola Solutions, Inc	17,762
15,874	*	Napco Security Technologies, Inc	327
72,088		National Instruments Corp	2,251
118,594		NetApp, Inc	7,737
16,454	*	Netgear, Inc	305
43,446	*	Netscout Systems, Inc	1,471
20,535	*	nLight, Inc	210
18,332	*	Novanta, Inc	2,223
17,528	*	Ondas Holdings, Inc	94
9,244	*	OSI Systems, Inc	790
15,844	*,e	Ouster, Inc	26
12,941	*,e	PAR Technology Corp	485
8,216		PC Connection, Inc	362
18,613	*	Plantronics, Inc	739
17,083	*	Plexus Corp	1,341
145,102	*	Pure Storage, Inc	3,731
1	*	Quantum Corp	0	^
37,508	*	Ribbon Communications, Inc	114
8,376	*	Rogers Corp	2,195
36,299	*	Sanmina Corp	1,478
17,777	*	Scansource, Inc	554
61,017	*,e	SmartRent, Inc	276
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,460	*	Super Micro Computer, Inc	$1,068
19,067		SYNNEX Corp	1,737
24,117	*	Teledyne Technologies, Inc	9,046
129,908	*	Trimble Inc	7,564
51,948	*	TTM Technologies, Inc	649
8,166	*,e	Turtle Beach Corp	100
3,604	e	Ubiquiti, Inc	895
38,579	*,e	Velodyne Lidar, Inc	37
34,027	*	Viasat, Inc	1,042
136,006	*	Viavi Solutions, Inc	1,799
52,971		Vishay Intertechnology, Inc	944
9,508	*	Vishay Precision Group, Inc	277
92,880		Vontier Corp	2,135
155,579	*	Western Digital Corp	6,975
58,625		Xerox Holdings Corp	871
27,748	*	Zebra Technologies Corp (Class A)	8,156
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,419,432

TELECOMMUNICATION SERVICES - 1.3%
7,472	*	Anterix, Inc	307
3,697,005		AT&T, Inc	77,489
7,918		ATN International, Inc	371
12,460	*	Bandwidth Inc	235
55,430	*,e	Charge Enterprises, Inc	264
25,280		Cogent Communications Group, Inc	1,536
48,355	*	Consolidated Communications Holdings, Inc	339
22,558	*	EchoStar Corp (Class A)	435
126,319	*	Frontier Communications Parent, Inc	2,974
331,269	*,e	Globalstar, Inc	407
13,459	*	Gogo, Inc	218
11,096	*	IDT Corp (Class B)	279
60,764	*	Iridium Communications, Inc	2,282
29,453	*	Liberty Latin America Ltd (Class A)	230
84,348	*	Liberty Latin America Ltd (Class C)	657
529,866		Lumen Technologies, Inc	5,781
13,047	*	Ooma, Inc	154
23,995	*	Radius Global Infrastructure, Inc	366
26,373		Shenandoah Telecom Co	586
55,138		Telephone & Data Systems, Inc	871
306,308	*	T-Mobile US, Inc	41,211
9,529	*	US Cellular Corp	276
2,170,291		Verizon Communications, Inc	110,142
		TOTAL TELECOMMUNICATION SERVICES	247,410

TRANSPORTATION - 1.8%
37,928	*	Air Transport Services Group, Inc	1,090
60,779	*	Alaska Air Group, Inc	2,434
8,270	*	Allegiant Travel Co	935
4,307		Amerco, Inc	2,060
347,869	*,e	American Airlines Group, Inc	4,411
13,812		ArcBest Corp	972
9,879	*	Atlas Air Worldwide Holdings, Inc	610
15,336	*	Avis Budget Group, Inc	2,256
28,768	*	Blade Air Mobility, Inc	128
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
67,597		CH Robinson Worldwide, Inc	$6,852
11,515	*	Copa Holdings S.A. (Class A)	730
23,634		Costamare, Inc	286
8,672		Covenant Transportation Group, Inc	218
1,121,488		CSX Corp	32,590
14,173	*	Daseke, Inc	91
335,131	*	Delta Air Lines, Inc	9,709
4,116	e	Eagle Bulk Shipping, Inc	213
85,367		Expeditors International of Washington, Inc	8,320
123,936		FedEx Corp	28,097
14,836		Forward Air Corp	1,364
18,987	*,e	Frontier Group Holdings, Inc	178
17,525		Genco Shipping & Trading Ltd	339
62,934		Golden Ocean Group Ltd	733
50,638	*	GXO Logistics, Inc	2,191
27,588	*,e	Hawaiian Holdings, Inc	395
26,012		Heartland Express, Inc	362
120,260	*	Hertz Global Holdings, Inc	1,905
18,067	*	Hub Group, Inc (Class A)	1,282
43,796		JB Hunt Transport Services, Inc	6,897
173,855	*	JetBlue Airways Corp	1,455
128,773	*,e	Joby Aviation, Inc	632
32,726	*	Kirby Corp	1,991
79,606		Knight-Swift Transportation Holdings, Inc	3,685
20,412		Landstar System, Inc	2,968
154,071	*	Lyft, Inc (Class A)	2,046
34,852		Marten Transport Ltd	586
20,555		Matson, Inc	1,498
122,776		Norfolk Southern Corp	27,906
52,587		Old Dominion Freight Line	13,477
29,335	*	Radiant Logistics, Inc	218
25,040		Ryder System, Inc	1,779
33,371		Safe Bulkers, Inc	127
13,620	*	Saia, Inc	2,561
22,723		Schneider National, Inc	508
28,022	*	Skywest, Inc	595
299,691	*	Southwest Airlines Co	10,825
50,261	*	Spirit Airlines, Inc	1,198
9,455	*	Sun Country Airlines Holdings, Inc	173
71,175	*,e	TuSimple Holdings, Inc	515
975,524	*	Uber Technologies, Inc	19,959
321,382		Union Pacific Corp	68,544
166,987	*	United Airlines Holdings Inc	5,915
378,395		United Parcel Service, Inc (Class B)	69,072
6,297		Universal Logistics Holdings Inc	172
36,247		Werner Enterprises, Inc	1,397
81,596	*	Wheels Up Experience, Inc	159
52,508	*	XPO Logistics, Inc	2,529
		TOTAL TRANSPORTATION	360,138

UTILITIES - 3.0%
344,146		AES Corp	7,231
29,387		Allete, Inc	1,727
129,301		Alliant Energy Corp	7,578
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,469	*,e	Altus Power, Inc	$135
128,677		Ameren Corp	11,627
264,131		American Electric Power Co, Inc	25,341
20,132		American States Water Co	1,641
95,298		American Water Works Co, Inc	14,178
4,909		Artesian Resources Corp	241
69,836		Atmos Energy Corp	7,829
36,552	e	Avangrid, Inc	1,686
33,562		Avista Corp	1,460
34,402		Black Hills Corp	2,503
44,523	e	Brookfield Infrastructure Corp	1,892
72,027		Brookfield Renewable Corp	2,565
27,522		California Water Service Group	1,529
325,046		Centerpoint Energy, Inc	9,615
9,405		Chesapeake Utilities Corp	1,218
10,556		Clearway Energy, Inc (Class A)	337
47,061		Clearway Energy, Inc (Class C)	1,640
148,205		CMS Energy Corp	10,004
182,270		Consolidated Edison, Inc	17,334
172,613		Constellation Energy Corp	9,884
416,100		Dominion Energy, Inc	33,209
98,822		DTE Energy Co	12,526
397,553		Duke Energy Corp	42,622
195,908		Edison International	12,389
106,399		Entergy Corp	11,985
120,688		Essential Utilities Inc	5,534
112,667		Evergy, Inc	7,352
177,794		Eversource Energy	15,018
505,635		Exelon Corp	22,915
276,167		FirstEnergy Corp	10,602
6,410		Global Water Resources, Inc	85
56,097		Hawaiian Electric Industries, Inc	2,294
23,041		Idacorp, Inc	2,441
15,195		MGE Energy, Inc	1,183
11,759		Middlesex Water Co	1,031
33,009	*	Montauk Renewables, Inc	332
44,613		National Fuel Gas Co	2,947
52,723		New Jersey Resources Corp	2,348
1,013,777		NextEra Energy, Inc	78,527
209,437		NiSource, Inc	6,176
14,483		Northwest Natural Holding Co	769
27,636		NorthWestern Corp	1,629
124,183		NRG Energy, Inc	4,740
96,380		OGE Energy Corp	3,716
27,567		ONE Gas, Inc	2,238
24,734	e	Ormat Technologies, Inc	1,938
16,819		Otter Tail Corp	1,129
800,219	*,b	PG&E Corp	7,986
55,268		Pinnacle West Capital Corp	4,041
31,359		PNM Resources, Inc	1,498
40,332		Portland General Electric Co	1,949
390,063		PPL Corp	10,582
256,899		Public Service Enterprise Group, Inc	16,257
11,616	*	Pure Cycle Corp	122
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)
162,307		Sempra Energy			$24,390
12,005		SJW Corp			749
58,642		South Jersey Industries, Inc			2,002
547,625		Southern Co			39,051
31,668		Southwest Gas Holdings Inc			2,758
21,354		Spire, Inc			1,588
46,961	*	Sunnova Energy International, Inc			866
105,006		UGI Corp			4,054
10,272		Unitil Corp			603
7,544	e	Via Renewables, Inc			58
219,879		Vistra Energy Corp			5,024
159,399		WEC Energy Group, Inc			16,042
280,885		Xcel Energy, Inc			19,875
9,006		York Water Co			364
		TOTAL UTILITIES			586,729

		TOTAL COMMON STOCKS			19,384,653
		(Cost $7,858,225)

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917	†	Chinook Therapeutics, Inc			0
6,981	†	Tobira Therapeutics, Inc			0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			0	^
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.0%
$10,000,000		Federal Farm Credit Bank (FFCB)	0.000%	07/15/22	9,995
		TOTAL GOVERNMENT AGENCY DEBT			9,995

REPURCHASE AGREEMENT - 0.3%
63,745,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	63,745
		TOTAL REPURCHASE AGREEMENT			63,745

TREASURY DEBT - 0.1%
10,000,000		United States Cash Management Bill	0.000	07/05/22	9,999
		TOTAL TREASURY DEBT			9,999
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	RATE	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
155,625,754	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540%	$155,626
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		155,626

		TOTAL SHORT-TERM INVESTMENTS		239,365
		(Cost $239,365)
		TOTAL INVESTMENTS - 100.6%		19,624,018
		(Cost $8,097,590)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%		(117,410)
		NET ASSETS - 100.0%		$19,506,608

REIT		Real Estate Investment Trust

^		Amount represents less than $1,000.
*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
b		In bankruptcy
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $193,609,744.
r

Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $63,745,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.375%–0.625% and maturity dates 12/31/25–1/15/26, valued at $65,019,988.

		Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	552	09/16/22	$110,519	$104,590	$(5,929)

309

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

COLLEGE RETIREMENT EQUITIES FUND
CORE BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.7%

AUTOMOBILES & COMPONENTS - 0.0%
$813,120	i	Adient US LLC	LIBOR 1M + 3.250%	4.916%	04/10/28	$755
847,326	i	Clarios Global LP	LIBOR 1M + 3.250%	4.916	04/30/26	789
1,998,339	i	Gates Global LLC	LIBOR 1M + 2.500%	4.166	03/31/27	1,881
		TOTAL AUTOMOBILES & COMPONENTS				3,425

CAPITAL GOODS - 0.1%
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.750%	3.345	01/15/25	166
219,938	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	3.095	02/12/27	207
803,543	i	Beacon Roofing Supply, Inc	LIBOR 1M + 2.250%	3.916	05/19/28	765
836,396	i	Cornerstone Building Brands, Inc	LIBOR 1M + 3.250%	4.574	04/12/28	690
473,916	i	Prometric Holdings Inc	LIBOR 1M + 3.000%	4.670	01/29/25	439
1,344,422	i	TransDigm, Inc	LIBOR 1M + 2.250%	3.916	08/22/24	1,294
1,462,529	i	TransDigm, Inc	LIBOR 1M + 2.250%	3.310	05/30/25	1,387
		TOTAL CAPITAL GOODS				4,948

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
643,500	i	AECOM	LIBOR 1M + 1.750%	3.416	04/13/28	641
1,591,023	i	GFL Environmental, Inc		3.500	05/31/25	1,548
2,505,668	i	Prime Security Services Borrower LLC	LIBOR 3M + 2.750%	3.500	09/23/26	2,334
762,300	i	Spin Holdco, Inc	LIBOR 3M + 4.000%	5.611	03/04/28	700
4,017,578	i	Trans Union LLC	LIBOR 1M + 2.250%	3.916	12/01/28	3,823
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				9,046

CONSUMER DURABLES & APPAREL - 0.0%
387,198	i	Samsonite IP Holdings Sarl	LIBOR 1M + 1.750%	3.416	04/25/25	369
		TOTAL CONSUMER DURABLES & APPAREL				369

CONSUMER SERVICES - 0.1%
435,833	i	1011778 BC ULC	LIBOR 1M + 1.750%	3.416	11/19/26	415
1,189,025	i	Carnival Corp	LIBOR 3M + 3.250%	6.127	10/18/28	1,064
493,750	i	IRB Holding Corp	SOFR 1M + 3.000%	4.238	12/15/27	463
1,300,268	i	KFC Holding Co	LIBOR 1M + 1.750%	3.345	03/09/28	1,281
1,559,280	i	Sophia LP	LIBOR 1 M + 3.750%	4.256	10/07/27	1,451
1,985,000	i	Stars Group Holdings BV	LIBOR 3M + 2.250%	4.500	07/21/26	1,884
		TOTAL CONSUMER SERVICES				6,558

DIVERSIFIED FINANCIALS - 0.0%
856,027	i	Lions Gate Capital Holdings LLC	LIBOR 1M + 2.250%	3.916	03/24/25	826
1,748,375	i	Reynolds Group Holdings, Inc	LIBOR 1M + 3.250%	4.916	02/05/26	1,627
		TOTAL DIVERSIFIED FINANCIALS				2,453

ENERGY - 0.0%
1,955,225	i	Buckeye Partners LP	LIBOR 1M + 2.250%	3.916	11/01/26	1,866
1,944,406	i	Delek US Holdings, Inc	LIBOR 1M + 2.250%	3.916	03/31/25	1,857
257,567	i	DT Midstream, Inc	LIBOR 1M + 2.000%	3.688	06/26/28	256
		TOTAL ENERGY				3,979
310

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 0.0%
$589,500	i	Chobani LLC	LIBOR 1M + 3.500%	5.166%	10/20/27	$533
877,444	i	Hostess Brands LLC	LIBOR 3M + 2.250%	3.489	08/01/25	839
		TOTAL FOOD, BEVERAGE & TOBACCO				1,372

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
492,010	i	Change Healthcare Holdings LLC	LIBOR 1M + 2.500%	4.166	03/01/24	478
2,186,617	i	Da Vinci Purchaser Corp	LIBOR 3M + 4.000%	5.006	01/08/27	2,066
972,563	i	DaVita, Inc	LIBOR 1M + 1.750%	3.416	08/12/26	899
411,449	i	Grifols Worldwide Operations USA, Inc	LIBOR 1M + 2.000%	3.666	11/15/27	388
2,012,842	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1M + 3.750%	4.250	11/16/25	1,874
2,920,100	i	Select Medical Corp	LIBOR 1M + 2.500%	4.170	03/06/25	2,789
990,542	i	Team Health Holdings, Inc	SOFR 1M + 5.250%	6.284	03/02/27	828
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,322

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
586,467	i	Weber-Stephen Products LLC	LIBOR 1M + 3.250%	4.916	10/29/27	531
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				531

INSURANCE - 0.0%
148,875	i	Alliant Holdings Intermediate LLC	LIBOR 1M + 3.500%	5.009	11/05/27	138
1,955,000	i	NFP Corp	LIBOR 1M + 3.250%	4.916	02/15/27	1,803
2,436,061	i	USI, Inc	LIBOR 3M + 3.000%	5.250	05/16/24	2,331
		TOTAL INSURANCE				4,272

MATERIALS - 0.1%
1,719,375	i	Asplundh Tree Expert LLC	LIBOR 1M + 1.750%	3.416	09/07/27	1,656
1,288,578	i	Berry Global, Inc	LIBOR 1M + 1.750%	3.005	07/01/26	1,242
296,580	i	Messer Industries USA, Inc	LIBOR 3M + 2.500%	4.750	03/01/26	283
853,437	i	PolyOne Corp	LIBOR 1M + 1.750%	3.416	01/30/26	847
299,701	i	Reynolds Consumer Products LLC	LIBOR 1M + 1.750%	3.416	02/04/27	288
1,173,100	i	Tamko Building Products, Inc	LIBOR 3M + 3.000%	4.239	05/29/26	1,095
144,275	i	WR Grace Holdings LLC	LIBOR 3M + 3.750%	6.063	09/22/28	137
		TOTAL MATERIALS				5,548

MEDIA & ENTERTAINMENT - 0.1%
1,631,929	i	Alliance Laundry Systems LLC	LIBOR 3M + 3.500%	4.521	10/08/27	1,547
344,750	i	Arterra Wines Canada, Inc	LIBOR 3M + 3.500%	5.750	11/19/27	321
418,625	i	Cablevision Lightpath LLC	LIBOR 1M + 3.250%	4.574	11/30/27	394
1,945,000	i	Charter Communications Operating LLC	LIBOR 1M + 1.750%	3.420	02/01/27	1,850
962,813	i	CNT Holdings I Corp	LIBOR 1M + 3.500%	4.690	11/08/27	912
706,916	i	CSC Holdings LLC	LIBOR 1M + 2.500%	3.824	04/15/27	656
142,084	i	Diamond Sports Group LLC	SOFR 1M + 8.000%	9.181	05/25/26	141
975,000	†,i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.545	08/24/26	224
1,305,500	i	DIRECTV Financing LLC	LIBOR 1M + 5.000%	6.666	08/02/27	1,198
798,000	i	Mozart Borrower LP	LIBOR 1M + 3.250%	4.916	10/23/28	739
319,651	i	Nielsen Finance LLC	LIBOR 1M + 2.000%	3.190	10/04/23	318
498,750	i	Phoenix Newco, Inc	LIBOR 1M + 3.250%	3.750	11/15/28	467
494,994	i	Rackspace Technology Global, Inc	LIBOR 3M + 2.750%	4.160	02/03/28	450
1,572,100	i	Radiate Holdco LLC	LIBOR 1 M + 3.250%	4.000	09/25/26	1,458
800,000	i	SkyMiles IP Ltd	LIBOR 3M + 3.750%	4.813	10/20/27	794
311

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,758,301	i	TK Elevator US Newco, Inc	LIBOR 6M + 3.500%	4.019%	07/30/27	$1,643
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1M + 2.500%	3.824	01/31/28	2,103
		TOTAL MEDIA & ENTERTAINMENT				15,215

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
869,635	i	Avantor, Inc	LIBOR 1M + 2.250%	3.916	11/08/27	834
2,450,047	i	Catalent Pharma Solutions, Inc	LIBOR 1M + 2.000%	3.625	02/22/28	2,410
563,784	i	Endo Luxembourg Finance Co I Sarl	LIBOR 1M + 5.000%	6.688	03/27/28	430
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,674

REAL ESTATE - 0.0%
1,351,394	i	Cushman & Wakefield plc	LIBOR 1M + 2.750%	4.416	08/21/25	1,269
		TOTAL REAL ESTATE				1,269

RETAILING - 0.0%
914,178	h,i	LS GROUP OPCO ACQUISITIO	LIBOR 3M + 3.250%	4.000	11/02/27	851
		TOTAL RETAILING				851

SOFTWARE & SERVICES - 0.1%
316,875	i	Camelot Finance S.A.	LIBOR 1M + 3.000%	4.666	10/30/26	299
985,000	i	Camelot US Acquisition	LIBOR 1M + 3.000%	4.666	10/31/26	927
662,946	i	Hyland Software, Inc	LIBOR 1M + 3.500%	5.166	07/01/24	638
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%	2.500	01/28/29	2,498
974,811	i	Rocket Software, Inc	LIBOR 1M + 4.250%	5.916	11/28/25	904
84,943	i	Sabre GLBL, Inc	SOFR 1M + 4.250%	4.750	06/30/28	80
1,600,737	i	UKG, Inc	LIBOR 3M + 3.250%	4.212	05/04/26	1,496
		TOTAL SOFTWARE & SERVICES				6,842

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,146,492	i	Plantronics, Inc	LIBOR 1M + 2.500%	3.560	07/02/25	1,127
755,472	i	TTM Technologies, Inc	LIBOR 1M + 2.500%	3.562	09/28/24	743
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,870

TELECOMMUNICATION SERVICES - 0.0%
623,553	i	Zayo Group Holdings, Inc	LIBOR 1M + 3.000%	4.666	03/09/27	573
		TOTAL TELECOMMUNICATION SERVICES				573

TRANSPORTATION - 0.0%
555,000	i	Air Canada	LIBOR 3M + 3.500%	4.250	08/11/28	509
629,616	i	American Airlines, Inc	LIBOR 3M + 2.000%	2.840	12/14/23	608
		TOTAL TRANSPORTATION				1,117

UTILITIES - 0.0%
974,037	i	Gopher Resource LLC	LIBOR 1M + 3.250%	4.916	03/06/25	795
		TOTAL UTILITIES				795

		TOTAL BANK LOAN OBLIGATIONS				84,029
		(Cost $89,708)
312

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 97.1%

CORPORATE BONDS - 36.3%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	950,000	g	Adient Global Holdings Ltd	3.500%	08/15/24	$899
	500,000		Aptiv plc	1.500	03/10/25	502
	500,000	g	Dana Financing Luxembourg Sarl	3.000	07/15/29	373
	$225,000		Dana, Inc	5.375	11/15/27	195
	350,000	e	Dana, Inc	5.625	06/15/28	301
	11,000,000		General Motors Co	6.125	10/01/25	11,371
	5,600,000		General Motors Co	5.000	10/01/28	5,426
	6,950,000		General Motors Co	6.600	04/01/36	7,038
	6,500,000		General Motors Co	5.200	04/01/45	5,460
	1,925,000		General Motors Co	6.750	04/01/46	1,931
	3,575,000	e,g	Hyundai Capital Services, Inc	2.125	04/24/25	3,377
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	347
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,672
EUR	300,000		Volkswagen Bank GmbH	2.500	07/31/26	305
			TOTAL AUTOMOBILES & COMPONENTS			46,197

BANKS - 7.8%
	$2,000,000	g	Akbank TAS	6.800	06/22/31	1,694
	1,775,000	g	Banco de Credito del Peru	3.125	07/01/30	1,622
	5,929,000	g	Banco de Credito e Inversiones S.A.	2.875	10/14/31	4,891
	3,000,000	g	Banco del Estado de Chile	2.704	01/09/25	2,837
	300,000	g	Banco General S.A.	4.125	08/07/27	284
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,785
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	3,236
	6,600,000		Banco Santander S.A.	1.722	09/14/27	5,729
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,555
	600,000		Banco Santander S.A.	7.500	N/A‡	587
	4,350,000		Bancolombia S.A.	3.000	01/29/25	4,005
	2,650,000		Bancolombia S.A.	4.625	12/18/29	2,312
	3,010,000	g	Bangkok Bank PCL	3.466	09/23/36	2,516
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,571
	8,100,000	g	Bank Hapoalim BM	3.255	01/21/32	6,926
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	5,513
	5,700,000		Bank of America Corp	3.004	12/20/23	5,681
EUR	400,000		Bank of America Corp	1.375	03/26/25	407
	$10,000,000		Bank of America Corp	3.384	04/02/26	9,693
EUR	300,000		Bank of America Corp	1.776	05/04/27	300
	$5,500,000		Bank of America Corp	1.734	07/22/27	4,889
	17,250,000		Bank of America Corp	3.824	01/20/28	16,541
	34,450,000		Bank of America Corp	2.496	02/13/31	29,114
	55,925,000		Bank of America Corp	2.592	04/29/31	47,432
	39,000,000		Bank of America Corp	1.922	10/24/31	31,153
	13,450,000		Bank of America Corp	2.299	07/21/32	10,869
	11,600,000		Bank of America Corp	3.846	03/08/37	10,026
	30,275,000		Bank of America Corp	2.676	06/19/41	21,783
	3,000,000		Bank of America Corp	6.100	N/A‡	2,954
	5,000,000		Bank of America Corp	6.250	N/A‡	4,860
	2,975,000		Bank of Montreal	3.803	12/15/32	2,757
EUR	400,000		Barclays plc	0.625	11/14/23	419
313

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,000,000		Barclays plc	3.932%	05/07/25	$9,837
	1,700,000		Barclays plc	2.279	11/24/27	1,507
	6,075,000		Barclays plc	3.330	11/24/42	4,515
	5,600,000	g	BNP Paribas S.A.	1.904	09/30/28	4,786
	5,000,000	g	BNP Paribas S.A.	2.159	09/15/29	4,182
	4,275,000	g	BNP Paribas S.A.	2.588	08/12/35	3,365
	4,200,000	g	CIMB Bank Bhd	2.125	07/20/27	3,810
	2,950,000		Citigroup, Inc	2.700	10/27/22	2,952
	8,500,000		Citigroup, Inc	3.875	03/26/25	8,381
	36,375,000		Citigroup, Inc	3.200	10/21/26	34,612
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,480
	13,835,000		Citigroup, Inc	4.450	09/29/27	13,549
	7,125,000		Citigroup, Inc	2.572	06/03/31	5,989
	22,275,000		Citigroup, Inc	2.520	11/03/32	18,073
	15,100,000		Citigroup, Inc	4.910	05/24/33	14,900
	4,000,000		Citigroup, Inc	6.300	N/A‡	3,733
	5,000,000		Citigroup, Inc	5.000	N/A‡	4,400
	10,250,000		Cooperatieve Rabobank UA	3.750	07/21/26	9,773
EUR	200,000		Cooperatieve Rabobank UA	3.250	N/A‡	171
	$4,125,000	g	Credicorp Ltd	2.750	06/17/25	3,828
	6,100,000	g	Credit Agricole S.A.	4.125	01/10/27	5,935
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,469
	200,000	g	Development Bank of Kazakhstan JSC	5.750	05/12/25	199
	2,975,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,244
	8,200,000		Discover Bank	2.450	09/12/24	7,886
	8,455,000		Discover Bank	3.450	07/27/26	7,988
	4,575,000		Discover Bank	2.700	02/06/30	3,821
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	2,477
	2,880,000	g	Hana Bank	3.500	N/A‡	2,631
	9,925,000		HSBC Holdings plc	4.292	09/12/26	9,697
	1,250,000		HSBC Holdings plc	4.375	11/23/26	1,222
	23,250,000		HSBC Holdings plc	2.251	11/22/27	20,715
	6,200,000		HSBC Holdings plc	2.013	09/22/28	5,303
	20,675,000		HSBC Holdings plc	2.206	08/17/29	17,365
	3,750,000		HSBC Holdings plc	3.973	05/22/30	3,445
	7,000,000		Huntington Bancshares, Inc	5.625	N/A‡	6,544
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,918
	200,000	g	Intesa Sanpaolo S.p.A	4.198	06/01/32	146
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,827
	31,125,000		JPMorgan Chase & Co	2.301	10/15/25	29,637
	4,100,000		JPMorgan Chase & Co	2.005	03/13/26	3,839
	14,900,000		JPMorgan Chase & Co	3.200	06/15/26	14,376
	8,325,000		JPMorgan Chase & Co	4.323	04/26/28	8,188
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	586
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	11,574
	23,700,000		JPMorgan Chase & Co	3.702	05/06/30	22,046
	20,800,000		JPMorgan Chase & Co	2.522	04/22/31	17,716
	1,625,000		JPMorgan Chase & Co	2.956	05/13/31	1,403
	27,900,000		JPMorgan Chase & Co	1.953	02/04/32	22,300
	29,200,000		JPMorgan Chase & Co	2.963	01/25/33	25,064
	27,075,000		JPMorgan Chase & Co	3.157	04/22/42	21,035
	6,250,000		JPMorgan Chase & Co	3.650	N/A‡	5,119
	5,500,000		JPMorgan Chase & Co	5.000	N/A‡	4,854
	11,100,000		JPMorgan Chase & Co	6.100	N/A‡	10,365
314

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
GBP	500,000		Lloyds Banking Group plc	1.985%	12/15/31	$522
	$5,950,000		M&T Bank Corp	3.500	N/A‡	4,537
	3,675,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,161
	7,950,000		Natwest Group plc	3.032	11/28/35	6,346
	5,700,000		NatWest Group plc	5.516	09/30/28	5,741
	9,225,000	g	NBK SPC Ltd	1.625	09/15/27	8,228
	3,100,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,856
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,015
	7,465,000		PNC Financial Services Group, Inc	3.400	N/A‡	5,668
CNY	8,000,000		QNB Finance Ltd	3.150	02/04/26	1,147
	$11,800,000		Royal Bank of Canada	2.550	07/16/24	11,522
	8,625,000		Santander Holdings USA, Inc	3.400	01/18/23	8,612
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,677
	7,800,000		Sumitomo Mitsui Financial Group, Inc	1.474	07/08/25	7,163
	5,385,000		SVB Financial Group	4.100	N/A‡	3,703
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,265
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,009
	5,000,000		Truist Financial Corp	4.950	N/A‡	4,867
	9,000,000		Truist Financial Corp	4.800	N/A‡	8,054
	3,050,000	g	Turkiye Vakiflar Bankasi TAO	5.500	10/01/26	2,497
	3,065,000	g	UBS Group AG.	3.179	02/11/43	2,310
	450,000	g	UniCredit S.p.A	2.569	09/22/26	403
	3,000,000	g	United Overseas Bank Ltd	1.250	04/14/26	2,753
	2,350,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,331
	3,500,000	g	United Overseas Bank Ltd	2.000	10/14/31	3,154
GBP	500,000		Virgin Money UK plc	3.375	04/24/26	578
	$3,700,000		Wells Fargo & Co	3.750	01/24/24	3,709
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,205
	14,075,000		Wells Fargo & Co	3.526	03/24/28	13,331
	19,000,000		Wells Fargo & Co	2.393	06/02/28	17,015
	6,000,000		Wells Fargo & Co	5.900	N/A‡	5,425
	10,000,000		Wells Fargo & Co	3.900	N/A‡	8,613
	8,500,000		Wells Fargo & Co	5.875	N/A‡	8,287
	4,521,000		Westpac Banking Corp	2.668	11/15/35	3,598
			TOTAL BANKS			893,020

CAPITAL GOODS - 1.2%
	3,250,000		Air Lease Corp	3.125	12/01/30	2,656
	25,400,000		Boeing Co	2.196	02/04/26	22,895
	5,350,000		Boeing Co	3.250	02/01/28	4,781
	7,600,000		Boeing Co	2.950	02/01/30	6,324
	3,352,000		Boeing Co	3.250	02/01/35	2,536
	4,850,000		Boeing Co	5.705	05/01/40	4,524
	14,275,000		Boeing Co	5.805	05/01/50	13,111
	200,000	g	DAE Funding LLC	3.375	03/20/28	175
	3,000,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	2,904
	3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	2,487
EUR	500,000		Honeywell International, Inc	0.000	03/10/24	509
	$6,200,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	5,806
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	2,831
	2,075,000	g	Korea East-West Power Co Ltd	3.600	05/06/25	2,053
	2,900,000		L3Harris Technologies, Inc	3.850	06/15/23	2,900
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,483
315

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$11,425,000		Parker-Hannifin Corp	3.250%	06/14/29	$10,456
	16,850,000		Raytheon Technologies Corp	4.125	11/16/28	16,629
EUR	500,000		Raytheon Technologies Corp	2.150	05/18/30	466
	$6,600,000		Raytheon Technologies Corp	2.250	07/01/30	5,690
	5,390,000		Raytheon Technologies Corp	4.500	06/01/42	5,140
	325,000	g	Rolls-Royce plc	5.750	10/15/27	293
	10,050,000		Roper Technologies, Inc	2.000	06/30/30	8,093
EUR	800,000		Thermo Fisher Scientific Finance I BV	0.800	10/18/30	709
	$4,000,000	g	TSMC Global Ltd	1.000	09/28/27	3,453
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	297
			TOTAL CAPITAL GOODS			136,201

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
EUR	250,000	g	Allied Universal Holdco LLC	3.625	06/01/28	197
	$325,000	g	ASGN, Inc	4.625	05/15/28	282
	925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	819
	750,000	g	GFL Environmental, Inc	4.250	06/01/25	708
	1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	927
	2,350,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	2,297
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	1,865
	1,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,091
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	607
	7,971,000		Republic Services, Inc	2.900	07/01/26	7,613
	1,250,000		Verisk Analytics, Inc	4.125	03/15/29	1,204
	3,550,000		Waste Management, Inc	2.500	11/15/50	2,388
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			19,998

CONSUMER DURABLES & APPAREL - 0.0%
	149,000		Newell Brands, Inc	4.875	06/01/25	147
			TOTAL CONSUMER DURABLES & APPAREL			147

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	8,959
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	28,612
	13,600,000		Anheuser-Busch Cos LLC	4.900	02/01/46	12,782
	1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,770
	3,800,000	g	ENA Master Trust	4.000	05/19/48	2,950
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	119
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,602
EUR	500,000	g	International Game Technology plc	3.500	06/15/26	476
	$8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,641
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,560
	1,000,000	g	Sands China Ltd	2.550	03/08/27	728
	2,100,000		Sands China Ltd	5.400	08/08/28	1,617
	15,000,000		Smith College	4.620	07/01/45	15,192
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	778
			TOTAL CONSUMER SERVICES			96,786

DIVERSIFIED FINANCIALS - 3.6%
	8,975,000		AerCap Ireland Capital DAC	1.750	01/30/26	7,844
	21,000,000		AerCap Ireland Capital DAC	2.450	10/29/26	18,286
	3,144,000		AerCap Ireland Capital DAC	3.000	10/29/28	2,648
	2,650,000		AerCap Ireland Capital DAC	3.300	01/30/32	2,121
316

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,250,000		AerCap Ireland Capital DAC	3.850%	10/29/41	$1,621
	4,000,000		American Express Co	3.700	08/03/23	4,014
	2,775,000		American Express Co	2.550	03/04/27	2,586
	7,500,000		American Express Co	3.550	N/A‡	6,102
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	445
	$2,900,000	g	B3 S.A.-Brasil Bolsa Balcao	4.125	09/20/31	2,387
	5,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	4,442
	3,125,000	g	Banco de Chile	2.990	12/09/31	2,609
	3,000,000	g	Bangkok Bank PCL	4.300	06/15/27	3,000
	10,000,000		Bank of New York Mellon Corp	4.700	N/A‡	9,770
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	278
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,268
	2,099,000	g	BPCE S.A.	4.625	07/11/24	2,087
EUR	300,000		BPCE S.A.	0.500	09/15/27	279
	$20,775,000		Capital One Bank USA NA	3.375	02/15/23	20,758
EUR	500,000		Capital One Financial Corp	0.800	06/12/24	504
	$6,635,000	e	Capital One Financial Corp	3.950	N/A‡	5,325
EUR	100,000		Celanese US Holdings LLC	0.625	09/10/28	81
	$7,000,000		Charles Schwab Corp	5.375	N/A‡	6,912
	6,250,000		Community Preservation Corp	2.867	02/01/30	5,565
	2,950,000	g	Credit Suisse Group AG.	2.193	06/05/26	2,674
	10,275,000	g	Credit Suisse Group AG.	1.305	02/02/27	8,839
GBP	300,000		Credit Suisse Group AG.	2.250	06/09/28	319
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,627
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,929
GBP	300,000		Danske Bank A.S.	2.250	01/14/28	330
	$6,850,000		Deutsche Bank AG.	2.311	11/16/27	5,911
	4,900,000		Deutsche Bank AG.	3.035	05/28/32	3,877
	600,000		Deutsche Bank AG.	3.742	01/07/33	437
	3,543,000		Equitable Holdings, Inc	4.950	N/A‡	3,329
IDR	10,300,000,000		European Bank for Reconstruction & Development	5.200	05/28/24	686
	$16,531,000		GE Capital International Funding Co	4.418	11/15/35	15,440
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	18,765
	19,850,000		General Motors Financial Co, Inc	5.000	04/09/27	19,472
EUR	500,000		General Motors Financial Co, Inc	0.600	05/20/27	439
	$5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	5,462
	32,625,000		General Motors Financial Co, Inc	2.700	06/10/31	25,706
	5,450,000	e	General Motors Financial Co, Inc	5.700	N/A‡	4,741
	12,825,000		Goldman Sachs Group, Inc	3.500	04/01/25	12,572
EUR	825,000		Goldman Sachs Group, Inc	1.625	07/27/26	813
	$32,200,000		Goldman Sachs Group, Inc	2.640	02/24/28	29,224
	6,000,000		Goldman Sachs Group, Inc	1.992	01/27/32	4,740
	12,080,000		Goldman Sachs Group, Inc	2.615	04/22/32	10,029
	4,050,000		Goldman Sachs Group, Inc	4.017	10/31/38	3,537
	7,725,000		Goldman Sachs Group, Inc	3.436	02/24/43	6,057
	3,000,000		Goldman Sachs Group, Inc	3.800	N/A‡	2,340
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	173
	3,600,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	2,926
EUR	500,000		ING Groep NV	1.250	02/16/27	487
MXN	7,800,000		Kreditanstalt fuer Wiederaufbau	4.400	07/25/25	332
	$1,305,000		Legg Mason, Inc	3.950	07/15/24	1,312
EUR	200,000		London Stock Exchange Group plc	1.750	12/06/27	199
	$3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,688
317

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,000,000		Morgan Stanley	2.188%	04/28/26	$9,362
	31,425,000		Morgan Stanley	3.125	07/27/26	29,978
EUR	700,000		Morgan Stanley	1.342	10/23/26	696
	$6,200,000		Morgan Stanley	1.512	07/20/27	5,438
	9,300,000		Morgan Stanley	2.699	01/22/31	8,055
	4,900,000		Morgan Stanley	1.794	02/13/32	3,854
	500,000		Morgan Stanley	1.928	04/28/32	396
EUR	500,000		Morgan Stanley	2.950	05/07/32	495
	$4,175,000		Morgan Stanley	2.239	07/21/32	3,382
	4,440,000		Northern Trust Corp	4.600	N/A‡	3,926
	3,350,000	e,g	Power Finance Corp Ltd	3.950	04/23/30	2,971
	1,200,000	g	Societe Generale S.A.	2.889	06/09/32	958
	4,125,000	g	Societe Generale S.A.	4.027	01/21/43	2,917
	550,000		Springleaf Finance Corp	5.375	11/15/29	446
	5,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	5,295
	5,519,000		Synchrony Financial	4.250	08/15/24	5,485
	3,800,000		Synchrony Financial	3.950	12/01/27	3,464
	8,295,000		Voya Financial, Inc	5.650	05/15/53	7,777
			TOTAL DIVERSIFIED FINANCIALS			417,239

ENERGY - 3.2%
	1,050,000		AmeriGas Partners LP	5.875	08/20/26	980
EUR	500,000		BP Capital Markets plc	1.231	05/08/31	442
	$6,750,000		Cenovus Energy, Inc	4.250	04/15/27	6,616
	325,000	e	Cenovus Energy, Inc	2.650	01/15/32	269
	5,000,000		Cenovus Energy, Inc	5.400	06/15/47	4,803
	5,700,000		Diamondback Energy, Inc	3.125	03/24/31	4,964
	4,625,000		Diamondback Energy, Inc	4.250	03/15/52	3,836
	5,250,000		Ecopetrol S.A.	5.375	06/26/26	4,861
	2,000,000		Ecopetrol S.A.	6.875	04/29/30	1,768
	2,125,000		Ecopetrol S.A.	4.625	11/02/31	1,610
	3,000,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	2,839
	2,975,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	2,402
	15,418,000	e	Enbridge, Inc	3.125	11/15/29	13,937
	3,250,000		Enbridge, Inc	3.400	08/01/51	2,443
	2,624,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,465
	6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,403
	2,500,000		Energy Transfer Operating LP	4.200	09/15/23	2,504
	4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,348
	4,725,000		Energy Transfer Operating LP	4.750	01/15/26	4,707
	2,950,000		Energy Transfer Operating LP	5.500	06/01/27	2,994
	7,850,000		Energy Transfer Operating LP	4.950	06/15/28	7,735
	4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,185
	8,700,000		Energy Transfer Operating LP	6.250	04/15/49	8,433
	9,125,000		Energy Transfer Operating LP	5.000	05/15/50	7,765
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,037
	6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	5,647
	700,000		Enterprise Products Operating LLC	2.800	01/31/30	613
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	3,386
	6,200,000		Enterprise Products Operating LLC	4.200	01/31/50	5,170
	10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	8,283
	11,000,000		Enterprise Products Operating LLC	3.300	02/15/53	8,001
	450,000	g	EQM Midstream Partners LP	6.000	07/01/25	431
	3,203,507	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	2,718
318

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,300,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625%	03/31/36	$2,666
EUR	300,000	†,g	Gazprom PJSC via Gaz Finance plc	1.850	11/17/28	75
	$3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,052
	3,225,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	2,971
	5,875,000		Magellan Midstream Partners LP	3.250	06/01/30	5,223
	9,075,000		Marathon Petroleum Corp	3.800	04/01/28	8,593
	5,635,000		Marathon Petroleum Corp	4.750	09/15/44	4,964
	5,500,000		Marathon Petroleum Corp	5.000	09/15/54	4,940
	725,000	g	MEG Energy Corp	5.875	02/01/29	662
	8,950,000		MPLX LP	1.750	03/01/26	8,058
	23,275,000		MPLX LP	2.650	08/15/30	19,429
	6,150,000		MPLX LP	4.700	04/15/48	5,170
	275,000		Murphy Oil Corp	5.875	12/01/27	257
	1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	755
	2,200,000		Occidental Petroleum Corp	5.550	03/15/26	2,185
	1,350,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,126
	1,775,000		ONEOK, Inc	4.000	07/13/27	1,709
	11,642,000		ONEOK, Inc	4.550	07/15/28	11,256
	12,150,000		ONEOK, Inc	4.350	03/15/29	11,428
	5,500,000		ONEOK, Inc	4.500	03/15/50	4,405
	315,000	g	Parkland Corp	4.625	05/01/30	256
	500,000	g	Parkland Fuel Corp	5.875	07/15/27	454
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,003
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,317
	1,200,000	e	Petrobras Global Finance BV	5.999	01/27/28	1,193
	560,000		Petrobras Global Finance BV	7.250	03/17/44	535
	350,000	e	Petrobras Global Finance BV	5.500	06/10/51	266
	1,000,000		Petroleos Mexicanos	1.950	12/20/22	996
	535,000		Petroleos Mexicanos	2.000	12/20/22	533
	1,600,000		Petroleos Mexicanos	6.840	01/23/30	1,259
	5,300,000		Petroleos Mexicanos	5.950	01/28/31	3,876
	5,481,000		Petroleos Mexicanos	6.700	02/16/32	4,179
	1,100,000	g	Petronas Capital Ltd	3.500	04/21/30	1,038
	4,175,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	3,764
	15,400,000		Phillips 66	2.150	12/15/30	12,579
	3,750,000		Phillips 66	3.300	03/15/52	2,791
	2,375,000	g	Phillips 66 Co	4.680	02/15/45	2,194
	475,000		Plains All American Pipeline LP	3.800	09/15/30	420
	2,373,340	g	Rio Oil Finance Trust	8.200	04/06/28	2,457
	1,500,000	g	S.A. Global Sukuk Ltd	0.946	06/17/24	1,415
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	9,497
	10,200,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	9,775
	1,700,000	g	Santos Finance Ltd	3.649	04/29/31	1,442
	2,000,000	g	Saudi Arabian Oil Co	2.250	11/24/30	1,698
	3,000,000	g	Saudi Arabian Oil Co	3.250	11/24/50	2,155
	5,325,000		Shell International Finance BV	3.125	11/07/49	4,084
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,152
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,689
	3,350,000		Targa Resources Corp	4.200	02/01/33	3,035
	4,550,000		Targa Resources Corp	4.950	04/15/52	3,899
	425,000		Targa Resources Partners LP	6.500	07/15/27	435
	4,300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	3,464
	11,000,000		Total Capital International S.A.	3.127	05/29/50	8,408
319

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,800,000		TransCanada PipeLines Ltd	4.250%	05/15/28	$13,427
	4,250,000		TransCanada PipeLines Ltd	2.500	10/12/31	3,533
	1,400,000		Vale Overseas Ltd	6.250	08/10/26	1,462
	5,900,000		Williams Cos, Inc	2.600	03/15/31	4,938
			TOTAL ENERGY			365,137

FOOD & STAPLES RETAILING - 0.2%
	4,000,000		Costco Wholesale Corp	1.600	04/20/30	3,374
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,039
	$6,700,000		SYSCO Corp	3.150	12/14/51	4,791
	770,000		Walmart, Inc	2.375	09/24/29	699
	8,500,000		Walmart, Inc	1.800	09/22/31	7,217
	5,525,000		Walmart, Inc	2.500	09/22/41	4,293
			TOTAL FOOD & STAPLES RETAILING			21,413

FOOD, BEVERAGE & TOBACCO - 1.0%
	4,725,000		Altria Group, Inc	5.950	02/14/49	4,140
	2,600,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	1,802
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	18,923
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	4,425
	6,275,000		BAT Capital Corp	2.259	03/25/28	5,257
	10,225,000		BAT Capital Corp	4.906	04/02/30	9,497
	4,400,000		BAT Capital Corp	2.726	03/25/31	3,485
GBP	200,000		BAT International Finance plc	4.000	09/04/26	236
	$13,200,000		BAT International Finance plc	4.448	03/16/28	12,496
	1,000,000	e,g	BRF S.A.	5.750	09/21/50	665
	3,875,000	g	Cia Cervecerias Unidas S.A.	3.350	01/19/32	3,295
	4,000,000	g	Coca-Cola Icecek AS.	4.500	01/20/29	3,265
	1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,708
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	2,604
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	2,903
	6,900,000		Constellation Brands, Inc	2.875	05/01/30	6,002
	20,175,000		Constellation Brands, Inc	2.250	08/01/31	16,362
	1,500,000	g	Corp Lindley S.A.	4.625	04/12/23	1,493
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,199
	8,050,000		Diageo Capital plc	2.375	10/24/29	7,147
	2,850,000		Diageo Capital plc	2.000	04/29/30	2,431
	2,500,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,293
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,360
	3,500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	3,298
GBP	300,000		Tesco Corporate Treasury Services plc	2.750	04/27/30	318
			TOTAL FOOD, BEVERAGE & TOBACCO			120,604

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	$1,500,000		Abbott Laboratories	5.300	05/27/40	1,631
	12,350,000		Anthem, Inc	2.250	05/15/30	10,553
EUR	430,000		Becton Dickinson & Co	1.401	05/24/23	450
	$2,650,000		Boston Scientific Corp	2.650	06/01/30	2,312
	3,285,000		Centene Corp	2.450	07/15/28	2,740
	2,910,000		Centene Corp	3.000	10/15/30	2,412
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	18,122
	24,975,000		CVS Health Corp	3.750	04/01/30	23,361
	30,950,000		CVS Health Corp	1.750	08/21/30	24,789
320

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,300,000		CVS Health Corp	4.780%	03/25/38	$9,749
	4,675,000		CVS Health Corp	2.700	08/21/40	3,375
	8,350,000		CVS Health Corp	5.050	03/25/48	7,993
	3,250,000		CVS Health Corp	4.250	04/01/50	2,798
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	3,713
	4,225,000		HCA, Inc	5.625	09/01/28	4,156
	5,000,000		HCA, Inc	5.500	06/15/47	4,460
	3,500,000	g	Hologic, Inc	3.250	02/15/29	2,991
	6,250,000		Humana, Inc	3.950	03/15/27	6,130
	7,350,000	e	Humana, Inc	2.150	02/03/32	5,952
GBP	500,000		McKesson Corp	3.125	02/17/29	576
	$12,500,000		Mercy Health	3.382	11/01/25	12,238
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,569
EUR	450,000		Stryker Corp	2.625	11/30/30	444
	$375,000	g	Tenet Healthcare Corp	4.625	06/15/28	327
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	5,546
	12,150,000		UnitedHealth Group, Inc	2.300	05/15/31	10,523
	3,250,000		UnitedHealth Group, Inc	3.750	10/15/47	2,808
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			174,718

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
	2,600,000		Church & Dwight Co, Inc	2.300	12/15/31	2,187
EUR	750,000	g	Coty, Inc	3.875	04/15/26	692
	$2,525,000	g	Natura Cosmeticos S.A.	4.125	05/03/28	2,079
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	615
	400,000		The Procter & Gamble Company	1.875	10/30/38	350
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,923

INSURANCE - 1.4%
	$825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	714
	6,350,000		Aon Corp	2.800	05/15/30	5,551
	9,631,000		Aon plc	3.500	06/14/24	9,572
	5,250,000		AXIS Specialty Finance LLC	4.900	01/15/40	4,410
	2,400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	2,211
	16,000,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	11,518
EUR	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	484
	450,000		Chubb INA Holdings, Inc	1.400	06/15/31	401
	$3,525,000		CNA Financial Corp	3.950	05/15/24	3,526
	1,825,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	1,677
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	242
	$5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	5,606
	7,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	6,372
	3,000,000	g	Hanwha Life Insurance Co Ltd	3.379	02/04/32	2,736
	26,158,000		Hartford Financial Services Group, Inc	2.800	08/19/29	23,324
	1,350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	1,195
	2,500,000		Hartford Financial Services Group, Inc	2.900	09/15/51	1,735
	6,200,000	g	HCA, Inc	3.625	03/15/32	5,230
	5,950,000	g	HCA, Inc	4.625	03/15/52	4,760
EUR	750,000		Liberty Mutual Group, Inc	2.750	05/04/26	783
	$4,100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	3,114
	5,250,000	g	Liberty Mutual Group, Inc	5.500	06/15/52	4,973
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,347
	4,325,000		MetLife, Inc	3.600	11/13/25	4,297
321

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$11,820,000	e	MetLife, Inc	3.850%	N/A‡	$10,525
	8,200,000	g	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	8,241
	11,875,000		PartnerRe Finance B LLC	4.500	10/01/50	9,881
	5,250,000		Principal Financial Group, Inc	2.125	06/15/30	4,339
	1,450,000		Prudential Financial, Inc	3.905	12/07/47	1,250
	6,960,000		Prudential Financial, Inc	3.700	10/01/50	5,826
	3,875,000		Prudential Financial, Inc	5.125	03/01/52	3,577
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,098
	4,150,000		Reinsurance Group of America, Inc	3.900	05/15/29	3,903
			TOTAL INSURANCE			156,418

MATERIALS - 1.3%
	7,975,000		Albemarle Corp	4.650	06/01/27	7,848
	1,925,000	e,g	Alpek SAB de C.V.	4.250	09/18/29	1,731
	2,600,000	g	Alpek SAB de C.V.	3.250	02/25/31	2,085
	9,400,000		Amcor Flexibles North America, Inc	2.690	05/25/31	7,670
	2,600,000	g	Anglo American Capital plc	3.875	03/16/29	2,391
	4,550,000	g	Anglo American Capital plc	2.625	09/10/30	3,744
	4,300,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	3,640
	11,325,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	9,324
	2,000,000	g	Antofagasta plc	5.625	05/13/32	1,927
EUR	500,000	g	Ardagh Metal Packaging Finance USA LLC	2.000	09/01/28	413
	500,000	g	Ardagh Metal Packaging Finance USA LLC	3.000	09/01/29	389
	200,000	g	Ashland Services BV	2.000	01/30/28	171
	250,000		Ball Corp	4.375	12/15/23	265
	425,000		Ball Corp	0.875	03/15/24	418
	$1,875,000		Ball Corp	2.875	08/15/30	1,509
	852,000		Bemis Co, Inc	3.100	09/15/26	817
	4,879,000		Bemis Co, Inc	2.630	06/19/30	4,001
	14,250,000		Berry Global, Inc	1.570	01/15/26	12,707
	200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	184
	3,000,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,693
	1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,464
	2,000,000	g	Cemex SAB de C.V.	7.375	06/05/27	1,982
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,223
	2,925,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,194
	1,600,000	g	Cemex SAB de C.V.	5.125	N/A‡	1,358
	5,625,000		Church & Dwight Co, Inc	5.000	06/15/52	5,750
	4,200,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	3,977
EUR	500,000		Dow Chemical Co	0.500	03/15/27	462
	$1,800,000	e,g	Freeport Indonesia PT	4.763	04/14/27	1,723
	3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	2,775
	2,400,000	g	Fresnillo plc	4.250	10/02/50	1,761
	1,975,000	g	GCC SAB de C.V.	3.614	04/20/32	1,612
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,890
EUR	400,000		International Flavors & Fragrances, Inc	1.800	09/25/26	394
	$1,519,000	e	International Paper Co	4.350	08/15/48	1,349
	3,000,000	e,g	Inversiones CMPC S.A.	4.375	04/04/27	2,858
	3,600,000	g	Inversiones CMPC S.A.	3.000	04/06/31	2,882
	3,525,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	3,324
	1,100,000		Mosaic Co	4.875	11/15/41	1,006
	4,000,000		Newmont Corp	2.250	10/01/30	3,320
	3,400,000		Newmont Corp	2.600	07/15/32	2,806
322

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$7,500,000		Nutrien Ltd	2.950%	05/13/30	$6,674
	1,920,000	g	OCI NV	4.625	10/15/25	1,853
	875,000	g	OCP S.A.	3.750	06/23/31	659
EUR	250,000	g	OI European Group BV	3.125	11/15/24	247
	250,000	g	Olympus Water US Holding Corp	3.875	10/01/28	212
	$3,800,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	3,392
	375,000	g	PolyOne Corp	5.750	05/15/25	359
	250,000	g	SABIC Capital II BV	4.000	10/10/23	250
	1,850,000		Sasol Financing USA LLC	5.875	03/27/24	1,809
	2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,270
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	395
	$4,525,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	3,343
	1,925,000		Suzano Austria GmbH	6.000	01/15/29	1,908
	4,300,000		Suzano Austria GmbH	3.125	01/15/32	3,237
	200,000	g	UltraTech Cement Ltd	2.800	02/16/31	158
	3,600,000		WRKCo, Inc	4.900	03/15/29	3,611
	4,450,000		WRKCo, Inc	3.000	06/15/33	3,771
			TOTAL MATERIALS			145,185

MEDIA & ENTERTAINMENT - 2.3%
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,269
	1,950,000	g	Adani Electricity Mumbai Ltd	3.867	07/22/31	1,532
	6,200,000		Agree LP	2.000	06/15/28	5,294
EUR	1,000,000	g	Albion Financing SARL	5.250	10/15/26	874
	$3,989,216	g	Alfa Desarrollo S.p.A	4.550	09/27/51	2,862
	300,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	273
	9,650,000	e	AstraZeneca Finance LLC	2.250	05/28/31	8,400
	2,800,000	e	Baidu, Inc	2.875	07/06/22	2,800
	1,725,000		Baidu, Inc	4.375	05/14/24	1,737
	1,550,000		Baidu, Inc	1.625	02/23/27	1,381
	3,000,000	g	Banco Nacional de Panama	2.500	08/11/30	2,381
EUR	400,000	g	Blackstone Private Credit Fund	1.750	11/30/26	366
	$4,000,000	g	BOC Aviation USA Corp	1.625	04/29/24	3,832
EUR	750,000	g	BOI Finance BV	7.500	02/16/27	628
	$1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,490
	5,000,000	g	CCO Holdings LLC	4.250	02/01/31	4,075
	8,625,000		Charter Communications Operating LLC	2.250	01/15/29	7,087
	6,350,000		Charter Communications Operating LLC	2.800	04/01/31	5,085
	15,000,000		Charter Communications Operating LLC	3.500	03/01/42	10,409
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	5,091
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	17,131
	5,000,000		Charter Communications Operating LLC	3.700	04/01/51	3,383
	17,300,000		Comcast Corp	2.350	01/15/27	16,126
EUR	450,000		Comcast Corp	0.250	05/20/27	421
	$18,750,000		Comcast Corp	4.150	10/15/28	18,698
	17,400,000		Comcast Corp	1.500	02/15/31	13,984
	4,100,000		Comcast Corp	4.400	08/15/35	3,973
	18,200,000		Comcast Corp	3.200	07/15/36	15,410
	2,300,000		Comcast Corp	3.900	03/01/38	2,080
	12,925,000		Comcast Corp	2.800	01/15/51	9,145
	17,200,000		Comcast Corp	2.887	11/01/51	12,287
	3,395,000		Comcast Corp	2.937	11/01/56	2,359
	5,000,000	g	CSC Holdings LLC	3.375	02/15/31	3,697
323

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,099,000		Discovery Communications LLC	2.950%	03/20/23	$2,085
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	357
	$4,800,000		Discovery Communications LLC	3.625	05/15/30	4,268
	3,000,000	g	EIG Pearl Holdings Sarl	3.545	08/31/36	2,550
	1,550,000	e,g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	930
	200,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	182
	4,300,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	3,404
EUR	205,000	g	Goodyear Europe BV	2.750	08/15/28	161
	$1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,065
	5,975,000	g	GSK Consumer Healthcare Capital US LLC	3.375	03/24/27	5,719
	5,500,000	g	GSK Consumer Healthcare Capital US LLC	3.625	03/24/32	5,083
	2,000,000	g	Interchile S.A.	4.500	06/30/56	1,643
	650,000		Lamar Media Corp	3.750	02/15/28	577
	1,000,000		Lamar Media Corp	4.000	02/15/30	840
	935,000	†,g	LUKOIL Capital DAC	2.800	04/26/27	566
	4,000,000	†,g	LUKOIL Securities BV	3.875	05/06/30	2,020
	20,550,000	g	Magallanes, Inc	5.050	03/15/42	17,484
	3,260,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	2,641
	3,175,000	g	Misc Capital Two Labuan Ltd	3.625	04/06/25	3,089
	3,260,000	g	Misc Capital Two Labuan Ltd	3.750	04/06/27	3,062
	2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,234
	975,000	g	TEGNA, Inc	4.750	03/15/26	936
	675,000		TEGNA, Inc	4.625	03/15/28	631
GBP	200,000		Time Warner Cable LLC	5.750	06/02/31	251
	$4,400,000		Time Warner Cable LLC	5.875	11/15/40	4,032
	3,825,000		Time Warner Cable LLC	4.500	09/15/42	2,986
	1,575,000		TSMC Arizona Corp	1.750	10/25/26	1,448
	1,325,000		TSMC Arizona Corp	3.875	04/22/27	1,321
	200,000		TSMC Arizona Corp	4.125	04/22/29	199
	125,000	g	Univision Communications, Inc	4.500	05/01/29	105
EUR	700,000	g	VZ Secured Financing BV	3.500	01/15/32	549
	$2,105,000		Walt Disney Co	7.625	11/30/28	2,478
	2,700,000		Weibo Corp	3.375	07/08/30	2,193
EUR	500,000		Whirlpool EMEA Finance Sarl	0.500	02/20/28	444
			TOTAL MEDIA & ENTERTAINMENT			267,093

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	408
	$3,250,000		AbbVie, Inc	2.850	05/14/23	3,239
EUR	550,000		AbbVie, Inc	1.250	06/01/24	566
	$8,700,000		AbbVie, Inc	3.800	03/15/25	8,630
	23,650,000		AbbVie, Inc	4.050	11/21/39	21,089
	8,325,000		AbbVie, Inc	4.400	11/06/42	7,566
	2,230,000		AbbVie, Inc	4.450	05/14/46	2,023
	4,650,000		AbbVie, Inc	4.250	11/21/49	4,128
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,433
	6,510,000		AstraZeneca plc	1.375	08/06/30	5,344
EUR	750,000	g	Avantor Funding, Inc	3.875	07/15/28	679
	$1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,375
	6,200,000		Bristol-Myers Squibb Co	2.350	11/13/40	4,586
	2,000,000		Bristol-Myers Squibb Co	3.550	03/15/42	1,757
	3,650,000		Danaher Corp	2.800	12/10/51	2,629
	11,675,000		Gilead Sciences, Inc	2.800	10/01/50	8,147
324

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,150,000		Johnson & Johnson	3.400%	01/15/38	$1,934
	4,025,000		Merck & Co, Inc	2.750	12/10/51	2,972
EUR	600,000	g	Organon Finance LLC	2.875	04/30/28	525
	$750,000	g	Organon Finance LLC	5.125	04/30/31	647
EUR	500,000		Takeda Pharmaceutical Co Ltd	1.000	07/09/29	453
	$21,850,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	18,276
EUR	400,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	346
	$1,975,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,520
	1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	893
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			105,165

REAL ESTATE - 2.5%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,650
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,226
	5,500,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	5,459
	2,418,000		American Tower Corp	3.375	10/15/26	2,286
EUR	650,000		American Tower Corp	0.450	01/15/27	593
	$1,600,000		American Tower Corp	3.600	01/15/28	1,496
	8,850,000		American Tower Corp	3.800	08/15/29	8,123
	13,700,000		American Tower Corp	2.900	01/15/30	11,729
	2,750,000		American Tower Corp	2.100	06/15/30	2,202
	3,825,000		American Tower Corp	1.875	10/15/30	2,976
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,522
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,732
	1,075,000		Brixmor Operating Partnership LP	2.250	04/01/28	922
	1,300,000		Brixmor Operating Partnership LP	2.500	08/16/31	1,019
	1,050,000		Camden Property Trust	3.150	07/01/29	959
	15,425,000		Crown Castle International Corp	2.250	01/15/31	12,512
	1,800,000		Crown Castle International Corp	2.100	04/01/31	1,432
	3,200,000		CubeSmart LP	2.250	12/15/28	2,734
GBP	400,000		Digital Stout Holding LLC	3.750	10/17/30	449
	$1,600,000		Duke Realty LP	3.250	06/30/26	1,541
	2,525,000		Duke Realty LP	2.875	11/15/29	2,269
	3,125,000		Duke Realty LP	1.750	07/01/30	2,556
	2,275,000		Equinix, Inc	2.150	07/15/30	1,840
	6,700,000		Essex Portfolio LP	3.000	01/15/30	5,921
	3,050,000		Federal Realty Investment Trust	1.250	02/15/26	2,729
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,470
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	2,799
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,448
	1,050,000	e	Healthcare Realty Trust, Inc	2.050	03/15/31	825
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	5,948
	8,975,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	7,733
	7,950,000		Highwoods Realty LP	3.875	03/01/27	7,651
	2,900,000		Highwoods Realty LP	4.125	03/15/28	2,772
	2,875,000		Highwoods Realty LP	4.200	04/15/29	2,696
	6,000,000		Highwoods Realty LP	3.050	02/15/30	5,165
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,745
	3,875,000		Life Storage LP	2.400	10/15/31	3,084
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,254
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,505
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,269
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	9,669
325

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,950,000		Mid-America Apartments LP	1.700%	02/15/31	$3,124
	3,050,000		Mid-America Apartments LP	2.875	09/15/51	2,115
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,561
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,887
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	322
	$7,225,000		Regency Centers LP	3.900	11/01/25	7,112
	2,250,000		Regency Centers LP	3.600	02/01/27	2,176
	5,500,000		Regency Centers LP	2.950	09/15/29	4,833
	5,300,000		Retail Properties of America, Inc	4.750	09/15/30	4,934
	10,150,000	g	SBA Tower Trust	2.836	01/15/25	9,796
	11,046,000	g	SBA Tower Trust	1.884	01/15/26	10,200
	25,000,000	g	SBA Tower Trust	1.631	11/15/26	22,363
	42,100,000	g	SBA Tower Trust	1.840	04/15/27	37,510
	2,968,000		SITE Centers Corp	3.625	02/01/25	2,885
	3,850,000		SITE Centers Corp	4.700	06/01/27	3,799
EUR	400,000		Vonovia SE	0.625	12/14/29	322
	$4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,809
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,034
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,250
	1,425,000		Weyerhaeuser Co	4.000	03/09/52	1,176
			TOTAL REAL ESTATE			287,118

RETAILING - 0.5%
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,787
	5,575,000		AutoZone, Inc	1.650	01/15/31	4,371
	900,000		Chevron USA, Inc	3.900	11/15/24	911
	550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	460
	350,000		JD.com, Inc	3.375	01/14/30	320
	2,665,000	g	Kia Corp	2.375	02/14/25	2,549
	200,000	g	Kia Corp	2.750	02/14/27	187
	925,000	g	L Brands, Inc	6.625	10/01/30	799
	875,000	g	Lithia Motors, Inc	4.625	12/15/27	802
	5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,055
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,639
	4,075,000		O’Reilly Automotive, Inc	4.200	04/01/30	3,934
	12,400,000	e	O’Reilly Automotive, Inc	1.750	03/15/31	9,829
	6,000,000	g	Prosus NV	3.832	02/08/51	3,615
	3,000,000	g	Staples, Inc	7.500	04/15/26	2,487
	9,375,000		Target Corp	2.350	02/15/30	8,279
			TOTAL RETAILING			53,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	17,525,000	g	Broadcom, Inc	2.450	02/15/31	14,080
	9,400,000	g	Broadcom, Inc	3.469	04/15/34	7,650
	5,619,000	g	Broadcom, Inc	3.187	11/15/36	4,271
	8,531,000	g	Broadcom, Inc	4.926	05/15/37	7,648
	1,675,000		Intel Corp	3.734	12/08/47	1,421
	2,875,000		Lam Research Corp	3.750	03/15/26	2,868
	3,275,000		Lam Research Corp	4.000	03/15/29	3,218
	8,375,000		NVIDIA Corp	2.000	06/15/31	7,111
	1,100,000	g	NXP BV	2.700	05/01/25	1,046
	5,725,000		NXP BV	3.875	06/18/26	5,514
	3,475,000		NXP BV	4.400	06/01/27	3,421
	4,750,000	e	NXP BV	3.125	02/15/42	3,455
326

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,800,000	g	SK Hynix, Inc	1.500%	01/19/26	$4,314
	2,200,000		Texas Instruments, Inc	4.150	05/15/48	2,110
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			68,127

SOFTWARE & SERVICES - 0.6%
	7,350,000		Adobe, Inc	2.300	02/01/30	6,491
	200,000	g	CA Magnum Holdings	5.375	10/31/26	173
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	91
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	383
	$900,000	g	Gartner, Inc	3.750	10/01/30	766
	4,700,000	g	HCL America, Inc	1.375	03/10/26	4,229
EUR	400,000		International Business Machines Corp	0.650	02/11/32	337
	500,000	g	IQVIA, Inc	1.750	03/15/26	460
	$1,413,000	g	j2 Global, Inc	4.625	10/15/30	1,204
	26,300,000		Microsoft Corp	2.400	08/08/26	25,276
	5,645,000		Microsoft Corp	2.525	06/01/50	4,158
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	476
	5,475,000		Roper Technologies, Inc	1.400	09/15/27	4,690
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,397
	4,450,000		salesforce.com, Inc	1.950	07/15/31	3,780
	5,775,000		salesforce.com, Inc	2.700	07/15/41	4,464
	4,850,000		Take-Two Interactive Software, Inc	3.700	04/14/27	4,708
	4,225,000		Visa, Inc	2.700	04/15/40	3,397
			TOTAL SOFTWARE & SERVICES			67,480

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	5,125,000		Amphenol Corp	2.800	02/15/30	4,487
	8,075,000		Apple, Inc	2.450	08/04/26	7,724
	26,100,000		Apple, Inc	2.050	09/11/26	24,573
	3,750,000		Apple, Inc	4.650	02/23/46	3,860
	4,675,000		Apple, Inc	2.650	02/08/51	3,445
	1,525,000		Corning, Inc	4.375	11/15/57	1,248
	5,375,000		Dell International LLC	5.300	10/01/29	5,299
	2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,165
	4,800,000	g	Wipro IT Services LLC	1.500	06/23/26	4,309
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			57,110

TELECOMMUNICATION SERVICES - 2.3%
EUR	400,000	g	Altice France S.A.	3.375	01/15/28	312
	$2,300,000	g	America Movil SAB de C.V.	5.375	04/04/32	2,041
EUR	500,000		AT&T, Inc	2.350	09/05/29	503
	$42,943,000		AT&T, Inc	2.550	12/01/33	34,837
	9,000,000		AT&T, Inc	4.500	05/15/35	8,552
	8,000,000		AT&T, Inc	3.500	06/01/41	6,388
	37,195,000		AT&T, Inc	3.550	09/15/55	27,868
	8,553,000		AT&T, Inc	3.800	12/01/57	6,606
	5,127,000		AT&T, Inc	3.650	09/15/59	3,840
	7,225,000	g	Bharti Airtel Ltd	3.250	06/03/31	6,043
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,701
	2,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	2,466
EUR	915,000	g	Iliad Holding SAS	5.125	10/15/26	852
	$1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	869
327

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,000,000	g	MTN Mauritius Investment Ltd	6.500%	10/13/26	$3,920
	2,350,000	g	Ooredoo International Finance Ltd	2.625	04/08/31	2,033
	2,825,000		Orange S.A.	5.375	01/13/42	2,921
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,080
	32,175,000		T-Mobile USA, Inc	3.875	04/15/30	30,027
	18,500,000		T-Mobile USA, Inc	2.550	02/15/31	15,567
	2,525,000		T-Mobile USA, Inc	3.000	02/15/41	1,883
	2,350,000		T-Mobile USA, Inc	4.500	04/15/50	2,085
	7,800,000		T-Mobile USA, Inc	3.300	02/15/51	5,680
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	391
	$24,589,000		Verizon Communications, Inc	3.150	03/22/30	22,356
	2,325,000		Verizon Communications, Inc	1.680	10/30/30	1,874
	7,525,000		Verizon Communications, Inc	1.750	01/20/31	6,044
	17,100,000		Verizon Communications, Inc	2.550	03/21/31	14,621
	20,626,000		Verizon Communications, Inc	2.355	03/15/32	17,102
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	284
	$17,525,000		Verizon Communications, Inc	2.650	11/20/40	12,856
	7,625,000		Verizon Communications, Inc	3.400	03/22/41	6,207
GBP	1,000,000	g	Vmed O2 UK Financing I plc	4.500	07/15/31	962
	$7,000,000		Vodafone Group plc	4.375	02/19/43	6,083
	5,500,000		Vodafone Group plc	4.250	09/17/50	4,626
			TOTAL TELECOMMUNICATION SERVICES			263,480

TRANSPORTATION - 0.4%
	1,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	1,704
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	1,862
	2,700,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,105
	4,075,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	3,099
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,131
	5,600,000		Canadian Pacific Railway Co	3.100	12/02/51	4,125
	2,040,000	e	CSX Corp	2.600	11/01/26	1,915
	4,000,000		CSX Corp	3.250	06/01/27	3,838
	3,500,000		CSX Corp	3.800	03/01/28	3,415
	16,000,000		CSX Corp	4.250	03/15/29	15,917
	1,700,000	g	Indian Railway Finance Corp Ltd	3.570	01/21/32	1,457
	5,100,000		Union Pacific Corp	2.891	04/06/36	4,216
	2,275,000		Union Pacific Corp	3.839	03/20/60	1,899
			TOTAL TRANSPORTATION			48,683

UTILITIES - 3.1%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,593
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,458
	4,750,000		AEP Transmission Co LLC	2.750	08/15/51	3,329
	1,650,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,338
	3,475,000		Alabama Power Co	4.150	08/15/44	3,065
	6,650,000		Alabama Power Co	3.450	10/01/49	5,261
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,606
	8,425,000		American Water Capital Corp	2.800	05/01/30	7,554
	8,500,000		American Water Capital Corp	2.300	06/01/31	7,199
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,061
	4,500,000		American Water Capital Corp	3.750	09/01/47	3,744
	6,038,000		Appalachian Power Co	4.450	06/01/45	5,265
	8,475,000		Atmos Energy Corp	1.500	01/15/31	6,779
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,040
328

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,500,000		Baltimore Gas & Electric Co	3.750%	08/15/47	$5,545
	3,100,000		BAT Capital Corp	4.742	03/16/32	2,755
	4,700,000	g	Becle SAB de C.V.	2.500	10/14/31	3,756
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,632
	6,225,000		Black Hills Corp	4.250	11/30/23	6,244
	1,575,000		Black Hills Corp	3.150	01/15/27	1,502
	1,075,000	e	CenterPoint Energy Houston Electric LLC	3.000	03/01/32	977
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,037
EUR	350,000		CEZ AS.	0.875	12/02/26	330
	$4,675,000		CMS Energy Corp	3.600	11/15/25	4,583
	200,000	g	Colbun S.A.	3.150	01/19/32	161
	3,500,000		Commonwealth Edison Co	5.900	03/15/36	3,917
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	6,252
	5,100,000		Commonwealth Edison Co	2.750	09/01/51	3,627
	4,375,000		Consumers Energy Co	2.650	08/15/52	3,063
	2,650,000		Consumers Energy Co	2.500	05/01/60	1,716
EUR	300,000		Credit Agricole Assurances S.A.	1.500	10/06/31	237
	$3,000,000		Dominion Energy, Inc	2.250	08/15/31	2,466
	4,600,000		Dominion Energy, Inc	3.300	04/15/41	3,608
	4,600,000		Duke Energy Florida LLC	3.400	10/01/46	3,622
	297,024		Duke Energy Florida Project Finance LLC	1.731	09/01/22	296
	9,825,000		Duke Energy Indiana LLC	2.750	04/01/50	6,956
	6,100,000		Duke Energy Progress LLC	2.500	08/15/50	4,166
EUR	300,000		Electricite de France S.A.	2.000	10/02/30	281
GBP	200,000		Electricite de France S.A.	5.500	10/17/41	254
	$3,445,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,686
	3,000,000		Enel Chile S.A.	4.875	06/12/28	2,865
	4,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	2,700
	1,560,000	g	ENN Energy Holdings Ltd	4.625	05/17/27	1,574
	4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,662
	6,900,000		Entergy Corp	0.900	09/15/25	6,211
	2,800,000	g	Equate Petrochemical BV	2.625	04/28/28	2,480
	5,375,000		Eversource Energy	1.650	08/15/30	4,281
	6,350,000		Eversource Energy	3.450	01/15/50	4,850
	2,050,000		Exelon Corp	4.050	04/15/30	1,967
	5,775,000		Florida Power & Light Co	3.990	03/01/49	5,262
UGX	2,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	467
	$2,900,000		Indiana Michigan Power Co	3.750	07/01/47	2,390
	4,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,339
	2,675,000	g	Israel Electric Corp Ltd	3.750	02/22/32	2,393
	2,850,000	g	Kallpa Generacion SA	4.125	08/16/27	2,565
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,693
	3,200,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,874
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	6,776
	5,400,000		MidAmerican Energy Co	3.650	08/01/48	4,578
EUR	300,000	g	Mondelez International Holdings Netherlands BV	1.250	09/09/41	194
	$7,350,000		Nevada Power Co	2.400	05/01/30	6,403
	3,335,000		Nevada Power Co	5.450	05/15/41	3,352
	15,850,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	13,310
	24,885,000		NiSource, Inc	1.700	02/15/31	19,453
	6,600,000	g	NRG Energy, Inc	2.450	12/02/27	5,667
	2,750,000		Ohio Power Co	2.600	04/01/30	2,428
	6,150,000		Ohio Power Co	4.150	04/01/48	5,368
329

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,925,000		Ohio Power Co	4.000%	06/01/49	$4,237
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,355
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,496
	1,900,000		PacifiCorp	2.900	06/15/52	1,385
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	522
	2,775,000		PECO Energy Co	3.000	09/15/49	2,102
	3,700,000		PECO Energy Co	2.800	06/15/50	2,700
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,882
	650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	586
	3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,535
	200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	156
	5,000,000	g	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.000	06/30/50	3,472
	3,175,000	†,g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	714
	750,000		Potomac Electric Power Co	7.900	12/15/38	966
	3,300,000	g	Promigas S.A. ESP	3.750	10/16/29	2,661
	6,800,000		Public Service Co of Colorado	1.875	06/15/31	5,684
	2,100,000		Public Service Co of Colorado	4.050	09/15/49	1,893
	4,450,000		Public Service Co of Colorado	3.200	03/01/50	3,493
	6,970,000		Public Service Electric & Gas Co	3.150	01/01/50	5,412
	3,500,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,207
	20,000,000		Southern Co	4.000	01/15/51	17,930
EUR	300,000		Southern Co	1.875	09/15/81	214
	$8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	8,317
	2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,845
	2,440,000		Southwestern Public Service Co	3.400	08/15/46	1,936
	4,200,000	g	Sweihan PV Power Co PJSC	3.625	01/31/49	3,474
	350,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	297
	3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,096
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,173
	8,879,000		Virginia Electric & Power Co	3.800	04/01/28	8,679
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	3,465
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,723
			TOTAL UTILITIES			357,670

			TOTAL CORPORATE BONDS			4,173,936
			(Cost $4,752,021)

GOVERNMENT BONDS - 42.3%

AGENCY SECURITIES - 0.4%
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,500
	3,032,000		Canal Barge Co, Inc	4.500	11/12/34	3,109
	269		Export-Import Bank of the United States	1.822	05/03/25	0	^
	9,320,000		Lutheran Medical Center	1.982	02/20/30	8,591
	25,747,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	25,695
	8,225,000		PEFCO	1.750	11/15/24	7,937
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	2,904
			TOTAL AGENCY SECURITIES			50,736

FOREIGN GOVERNMENT BONDS - 4.5%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,926
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,840
	1,125,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	873
330

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$750,000	g	Africa Finance Corp	2.875%	04/28/28	$647
	2,325,000	g	African Export-Import Bank	2.634	05/17/26	2,052
	3,925,000	g	Angolan Government International Bond	8.750	04/14/32	3,132
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,342
AUD	1,425,000		Australia Government Bond	4.750	04/21/27	1,048
	400,000		Australia Government Bond	2.250	05/21/28	260
	3,550,000		Australia Government Bond	1.250	05/21/32	1,963
	1,960,000	†	Australia Government Bond	1.750	06/21/51	859
	$1,500,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,363
	8,500,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	7,068
EUR	3,650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	3,011
	850,000	†,g	Benin Government International Bond	4.950	01/22/35	579
	$200,000	g	Bermuda Government International Bond	4.750	02/15/29	200
	12,400,000	g	BNG Bank NV	3.000	09/20/23	12,414
	8,000,000	g	BNG Bank NV	0.875	05/18/26	7,316
CLP	240,000,000		Bonos de la Tesoreria de la Republica en pesos	2.500	03/01/25	238
	$2,340,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,287
BRL	3,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	493
	$2,900,000		Brazilian Government International Bond	4.625	01/13/28	2,707
	750,000		Brazilian Government International Bond	3.875	06/12/30	628
	2,850,000		Brazilian Government International Bond	5.625	02/21/47	2,193
EUR	135,000		Bundesrepublik Deutschland	1.250	08/15/48	131
	790,000		Bundesrepublik Deutschland Bundesanleihe	1.000	08/15/24	833
	2,575,000		Bundesrepublik Deutschland Bundesanleihe	0.500	08/15/27	2,624
	250,000		Bundesrepublik Deutschland Bundesanleihe	4.250	07/04/39	363
	1,075,000	†	Bundesrepublik Deutschland Bundesanleihe	0.000	08/15/52	694
	$7,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	11/29/24	6,671
CAD	1,400,000	g	Canada Housing Trust No	1.100	12/15/26	984
	875,000		Canadian Government International Bond	2.000	09/01/23	671
	1,475,000		Canadian Government International Bond	2.000	06/01/28	1,077
	1,000,000		Canadian Government International Bond	5.000	06/01/37	936
	950,000		Canadian Government International Bond	2.000	12/01/51	574
	$3,325,000		Chile Government International Bond	2.750	01/31/27	3,105
	3,050,000		Chile Government International Bond	2.550	01/27/32	2,589
EUR	475,000		Chile Government International Bond	1.250	01/22/51	273
CNY	17,000,000		China Government Bond	1.990	04/09/25	2,506
	24,000,000		China Government International Bond	2.880	11/05/23	3,620
	9,700,000		China Government International Bond	2.940	10/17/24	1,468
	47,400,000		China Government International Bond	3.120	12/05/26	7,234
	11,250,000		China Government International Bond	3.270	11/19/30	1,730
	18,900,000		China Government International Bond	3.860	07/22/49	3,061
	10,000,000		China Government International Bond	3.390	03/16/50	1,495
	4,700,000		China Government International Bond	3.810	09/14/50	758
	$2,000,000	g	China Government International Bond	2.250	10/21/50	1,463
CNY	9,400,000		China Government International Bond	3.720	04/12/51	1,498
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	687
	$6,675,000		Colombia Government International Bond	3.250	04/22/32	4,823
	1,700,000		Colombia Government International Bond	5.000	06/15/45	1,136
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,066
	5,000,000	g	Development Bank of Japan, Inc	0.500	03/04/24	4,780
DOP	8,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	142
331

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,500,000	g	Dominican Republic Government International Bond	4.875%	09/23/32	$2,693
	2,950,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,227
	1,295,000	g	Dominican Republic International Bond	5.500	02/22/29	1,126
	24,960	g,j	Ecuador Government International Bond	0.000	07/31/30	10
	141,600	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	91
	99,120	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	48
	425,000	g	Egypt Government International Bond	5.750	05/29/24	379
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,026
	$1,500,000	g	Egypt Government International Bond	5.800	09/30/27	1,057
	725,000	g	Egypt Government International Bond	7.600	03/01/29	527
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	713
	700,000	g	Egypt Government International Bond	6.375	04/11/31	459
	$1,100,000	g	Egypt Government International Bond	7.053	01/15/32	713
	2,700,000	g	Egypt Government International Bond	8.500	01/31/47	1,594
	650,000	g	El Salvador Government International Bond	6.375	01/18/27	217
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	448
	2,000,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,441
	627,781	†	European Bank for Reconstruction & Development	10.000	02/28/23	545
	3,500,000		European Investment Bank	4.875	02/15/36	4,085
	2,000,000	g	Export-Import Bank of India	3.875	02/01/28	1,915
	3,975,000	g	Export-Import Bank of India	2.250	01/13/31	3,129
	2,800,000		Export-Import Bank of Korea	0.750	09/21/25	2,562
	3,350,000		Export-Import Bank of Korea	1.250	09/21/30	2,760
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,095
	1,325,000		French Republic Government Bond OAT	0.750	11/25/28	1,321
	1,175,000	g	French Republic Government Bond OAT	0.500	05/25/40	897
	860,000		French Republic Government Bond OAT	0.750	05/25/52	575
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	1,116
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	468
	1,800,000	e,g	Guatemala Government International Bond	4.500	05/03/26	1,729
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	420
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	503
EUR	1,250,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,123
	725,000	g	Hellenic Republic Government International Bond	0.750	06/18/31	594
	$1,775,000	g	Honduras Government International Bond	6.250	01/19/27	1,387
HUF	336,050,000		Hungary Government International Bond	3.000	06/26/24	804
	$1,725,000	g	Hungary Government International Bond	5.250	06/16/29	1,721
	1,150,000	g	Hungary Government International Bond	2.125	09/22/31	889
CAD	1,475,000		Hydro-Quebec	5.000	02/15/45	1,271
	$1,350,000		Indonesia Government International Bond	3.550	03/31/32	1,228
	11,675,000	g	Indonesia Government International Bond	4.625	04/15/43	10,556
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	548
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,863
	10,000,000,000		Indonesia Treasury Bond	6.375	04/15/32	630
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	353
	900,000		Inter-American Development Bank	2.750	10/30/25	601
CAD	1,300,000		International Bank for Reconstruction & Development	1.900	01/16/25	974
GBP	500,000		International Finance Corp	0.250	12/15/25	565
	$1,537,500	g	Iraq Government International Bond	5.800	01/15/28	1,380
332

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,100,000		Israel Government International Bond	3.250%	01/17/28	$3,026
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,182
	3,200,000		Israel Government International Bond	3.750	03/31/47	972
	$1,875,000		Israel Government International Bond	4.125	01/17/48	1,731
EUR	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,358
	425,000	†,g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	298
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	817
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	75
	$1,441,973	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,244
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	2,988
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	5,796
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	6,662
	2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,338
JPY	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,031
	498,000,000		Japan Government Five Year Bond	0.005	09/20/26	3,673
	327,000,000		Japan Government Ten Year Bond	0.100	09/20/26	2,422
	162,000,000		Japan Government Ten Year Bond	0.100	12/20/29	1,185
	175,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	1,545
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	3,085
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,827
	225,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	1,463
	105,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	667
	259,500,000		Japan Government Thirty Year Bond	0.700	09/20/51	1,681
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	687
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	1,559
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,046
	$2,500,000	g	Jordan Government International Bond	4.950	07/07/25	2,257
	500,000	g	Jordan Government International Bond	7.750	01/15/28	465
	1,025,000	g	Jordan Government International Bond	5.850	07/07/30	811
	3,000,000	g	Kazakhstan Government International Bond	4.875	10/14/44	2,457
	1,525,000	g	Kenya Government International Bond	6.875	06/24/24	1,274
	2,350,000	g	Kenya Government International Bond	7.000	05/22/27	1,752
EUR	2,900,000	g	Kingdom of Belgium Government Bond	0.350	06/22/32	2,583
	1,875,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	1,827
	$2,600,000	g	Kommunalbanken AS.	2.750	02/05/24	2,586
	3,000,000	g	Kommunalbanken AS.	1.125	06/14/30	2,547
	2,833,000	e,g	Kommuninvest I Sverige AB	2.625	09/15/22	2,834
	2,000,000	g	Kommuninvest I Sverige AB	0.500	07/05/23	1,951
	800,000	g	Kommuninvest I Sverige AB	2.875	07/03/24	795
	6,975,000	g	Korea Electric Power Corp	1.125	06/15/25	6,458
	5,775,000	g	Korea Housing Finance Corp	3.000	10/31/22	5,774
KRW	1,270,000,000		Korea Treasury Bond	1.500	03/10/25	926
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,264
	2,400,000,000		Korea Treasury Bond	2.000	06/10/31	1,616
	1,225,000,000		Korea Treasury Bond	2.375	12/10/31	846
	2,380,000,000		Korea Treasury Bond	2.375	09/10/38	1,561
	$1,750,000	†,q	Lebanon Government International Bond	6.750	11/29/27	105
MYR	2,160,000		Malaysia Government Bond	3.757	05/22/40	427
	3,100,000		Malaysia Government International Bond	4.893	06/08/38	708
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,039
	13,700,000		Mexican Bonos	8.500	11/18/38	646
333

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,375,000	e	Mexico Government International Bond	3.250%	04/16/30	$2,970
	6,051,000		Mexico Government International Bond	6.050	01/11/40	5,944
	6,650,000		Mexico Government International Bond	4.280	08/14/41	5,256
	3,500,000		Mexico Government International Bond	4.600	02/10/48	2,767
	10,075,000		Mexico Government International Bond	4.400	02/12/52	7,572
	825,000	e,g	Mongolia Government International Bond	4.450	07/07/31	629
EUR	900,000	g	Morocco Government International Bond	1.500	11/27/31	623
	$5,750,000	g	Morocco Government International Bond	5.500	12/11/42	4,168
	1,675,000	g	Namibia Government International Bond	5.250	10/29/25	1,487
EUR	400,000	g	Netherlands Government International Bond	2.750	01/15/47	488
	1,000,000	†,g	Netherlands Government International Bond	0.000	01/15/52	603
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	350
	2,690,000		New South Wales Treasury Corp	3.000	04/20/29	1,754
NZD	835,000		New Zealand Government Bond	0.500	05/15/24	494
	735,000		New Zealand Government Bond	2.000	05/15/32	391
	625,000		New Zealand Government International Bond	4.500	04/15/27	404
	$775,000	g	Nigeria Government International Bond	6.500	11/28/27	590
	1,825,000	g,k	Nigeria Government International Bond	8.375	03/24/29	1,385
NOK	17,250,000	g	Norway Government International Bond	2.000	04/26/28	1,656
	$525,000	g	Oman Government International Bond	6.750	10/28/27	536
	1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,445
	3,000,000	g	Oman Government International Bond	6.250	01/25/31	2,898
	500,000	g	Oman Sovereign Sukuk Co	4.875	06/15/30	485
	21,300,000	g	OMERS Finance Trust	2.500	05/02/24	21,038
	15,000,000	g	Ontario Teachers’ Finance Trust	1.625	09/12/24	14,507
	2,750,000	e,g	Pakistan Global Sukuk Programme Co Ltd	7.950	01/31/29	2,380
	500,000	g	Pakistan Government International Bond	6.000	04/08/26	337
	6,000,000		Panama Bonos del Tesoro	3.362	06/30/31	5,274
	4,000,000		Panama Government International Bond	4.300	04/29/53	3,137
	10,150,000		Panama Notas del Tesoro	3.750	04/17/26	9,846
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	717
	2,560,000	g	Perusahaan Penerbit SBSN Indonesia III	4.700	06/06/32	2,516
	3,000,000		Peruvian Government International Bond	1.862	12/01/32	2,274
	1,970,000		Peruvian Government International Bond	3.000	01/15/34	1,616
PEN	3,515,000	g	Peruvian Government International Bond	5.400	08/12/34	739
PHP	17,000,000		Philippine Government International Bond	6.250	01/14/36	302
	$2,645,000	k	Philippine Government International Bond	4.200	03/29/47	2,306
CAD	875,000		Province of Ontario Canada	2.150	06/02/31	587
	650,000		Province of Quebec Canada	2.750	09/01/27	486
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	7,469
	2,000,000	g	Provincia de Mendoza Argentina (Step Bond)	4.250	03/19/29	1,281
	2,050,000	g	Qatar Government International Bond	3.750	04/16/30	2,036
	5,900,000	g	Qatar Government International Bond	4.400	04/16/50	5,632
EUR	425,000	g	Republic of Cameroon International Bond	5.950	07/07/32	329
	$500,000	g	Republic of Guatemala	4.650	10/07/41	363
	7,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,789
	2,000,000	g	Republic of Paraguay	6.100	08/11/44	1,738
PLN	3,300,000		Republic of Poland Government International Bond	2.500	04/25/24	675
	$200,000	k	Republic of South Africa Government International Bond	5.875	04/20/32	171
ZAR	18,725,000		Republic of South Africa Government International Bond	8.875	02/28/35	967
	$350,000		Republic of South Africa Government International Bond	7.300	04/20/52	279
334

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,400,000	g	Republic of Uzbekistan Bond	3.700%	11/25/30	$1,012
	2,150,000	g	Republic of Uzbekistan International Bond	4.750	02/20/24	2,050
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond	14.000	07/19/24	503
RON	7,075,000		Romania Government Bond	4.150	01/26/28	1,195
	$3,000,000	e,g	Romanian Government International Bond	3.000	02/14/31	2,311
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	427
	500,000	g	Romanian Government International Bond	2.000	04/14/33	339
	$4,600,000	g	Romanian Government International Bond	4.000	02/14/51	2,993
RUB	72,000,000	†	Russian Federal Bond-OFZ	4.500	07/16/25	111
	$5,000,000	†,g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,300
	3,200,000	†,g	Russian Foreign Bond - Eurobond	5.100	03/28/35	800
	4,850,000	g	Rwanda International Government Bond	5.500	08/09/31	3,786
	4,500,000	g	Saudi Government International Bond	3.250	10/26/26	4,398
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	6,919
	6,150,000	g	Saudi Government International Bond	3.750	01/21/55	5,040
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	848
	425,000	g	Senegal Government International Bond	5.375	06/08/37	278
	$1,000,000	g	Senegal Government International Bond	6.750	03/13/48	634
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	947
	575,000	g	Serbia Government International Bond	2.050	09/23/36	354
	$5,450,000	g	Serbia International Bond	2.125	12/01/30	4,000
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	801
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	224
SGD	2,030,000		Singapore Government Bond	1.625	07/01/31	1,310
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	3,958
ZAR	15,100,000		South Africa Government International Bond	8.750	01/31/44	721
	$2,800,000		South Africa Government International Bond	5.375	07/24/44	1,901
	1,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	982
EUR	2,550,000	g	Spain Government International Bond	2.750	10/31/24	2,775
	845,000	g	Spain Government International Bond	1.400	07/30/28	861
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,395
	625,000	g	Spain Government International Bond	0.100	04/30/31	541
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	1,863
	$3,100,000		State of Israel	3.375	01/15/50	2,503
	6,590,000		Svensk Exportkredit AB	1.750	12/12/23	6,470
THB	24,600,000		Thailand Government International Bond	2.875	12/17/28	705
	24,400,000		Thailand Government International Bond	3.300	06/17/38	664
	$2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.	5.750	07/06/26	2,086
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	265
	2,025,000	g	Ukraine Government International Bond	4.375	01/27/30	509
GBP	2,850,000		United Kingdom Gilt	1.625	10/22/28	3,403
	2,450,000		United Kingdom Gilt	1.750	09/07/37	2,671
	275,000		United Kingdom Gilt	1.250	10/22/41	267
	575,000		United Kingdom Gilt	1.500	07/22/47	554
	2,525,000		United Kingdom Gilt	0.625	10/22/50	1,889
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	498
	$5,280,000		Uruguay Government International Bond	4.375	01/23/31	5,334
UYU	20,300,000		Uruguay Government International Bond	8.250	05/21/31	441
	$850,000		Uruguay Government International Bond	4.125	11/20/45	781
	1,400,000		Uruguay Government International Bond	5.100	06/18/50	1,406
			TOTAL FOREIGN GOVERNMENT BONDS			515,383
335

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

MORTGAGE BACKED - 19.7%
$13,216,056	g,i	Connecticut Avenue Securities Trust		2.826%	12/25/41	$11,906
6,000,000	g,i	Connecticut Avenue Securities Trust		5.426	01/25/42	5,260
16,120,000	g,i	Connecticut Avenue Securities Trust		4.026	03/25/42	15,074
28,500,000	g,i	Connecticut Avenue Securities Trust		4.798	05/25/42	27,717
14,050,000	g,i	Fannie CAS		5.576	06/25/42	14,103
4,395,655	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M + 5.920%	4.596	03/15/44	546
15,301,489		FHLMC		4.000	10/01/47	15,378
12,193,568		FHLMC		4.000	06/01/48	12,223
9,279,840	i	FHLMC	LIBOR 1 M + 9.920%	7.802	06/15/48	9,505
7,936,491		FHLMC		4.000	07/01/48	7,954
7,017,644	i	FHLMC	LIBOR 1 M + 9.840%	7.722	10/15/48	7,000
20,671,425		FHLMC		3.000	11/01/49	19,471
18,243,795		FHLMC		2.000	09/25/50	2,151
38,568,336		FHLMC		2.500	02/25/51	6,213
37,048,674		FHLMC		3.000	11/01/51	35,040
5,345,946		FHLMC		3.000	11/01/51	5,026
4,719,736		FHLMC		3.000	11/01/51	4,462
3,381,660		FHLMC		3.000	11/01/51	3,216
43,480,754		FHLMC		2.000	02/01/52	37,904
43,708,122		FHLMC		2.500	02/01/52	39,484
36,371,820		FHLMC		2.500	03/01/52	32,868
47,330,550		FHLMC		2.500	03/01/52	42,749
5,252,013		FHLMC		3.000	04/01/52	4,909
523		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	1
6,612		FGLMC		8.000	01/01/31	7
4,354		FGLMC		7.000	01/01/32	4
263,462		FGLMC		4.500	07/01/33	271
1,915,343		FGLMC		7.000	12/01/33	2,062
539,006		FGLMC		4.500	10/01/34	552
339,346		FGLMC		4.500	04/01/35	349
547,219		FGLMC		7.000	05/01/35	583
1,453,160		FGLMC		5.000	06/01/36	1,530
492,660		FGLMC		5.000	07/01/39	519
67,412		FGLMC		4.500	12/01/43	70
39,232		FGLMC		4.500	02/01/44	41
1,720,289		FGLMC		4.500	10/01/44	1,769
746,354		FGLMC		4.500	11/01/44	763
1,091,024		FGLMC		4.500	11/01/44	1,122
597,129		FGLMC		4.500	12/01/44	613
912,921		FGLMC		4.500	12/01/44	939
3,531,735		FGLMC		3.500	04/01/45	3,473
703,308		FGLMC		4.500	05/01/45	703
16,277,000		FGLMC		3.500	08/01/45	16,052
14,180,765		FGLMC		4.000	12/01/45	14,330
1,700,645		FGLMC		4.500	06/01/47	1,761
2,917,861		FGLMC		4.000	09/01/47	2,938
2,809,016		FGLMC		3.500	12/01/47	2,749
6,913,492		FGLMC		4.000	07/01/48	6,936
10,440,282		FGLMC		4.500	08/01/48	10,665
4,799,712		FGLMC		4.500	10/01/48	4,903
7,589,845		FGLMC		3.500	11/01/48	7,428
9,118		Federal National Mortgage Association (FNMA)		8.000	07/01/24	9
3,442		FNMA		9.000	11/01/25	4
336

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,530,630		FNMA		3.500%	05/01/32	$2,537
31,905,000	h	FNMA		2.500	07/25/32	30,466
15,253,467		FNMA		3.000	10/01/32	15,119
260,776		FNMA		4.500	10/01/33	268
464,184		FNMA		4.500	05/01/35	476
2,873,981		FNMA		5.000	05/01/35	3,022
1,341,843		FNMA		5.000	10/01/35	1,412
1,118,271		FNMA		5.000	02/01/36	1,177
45,240,000	h	FNMA		3.000	07/25/37	44,200
14,300,000	h	FNMA		3.500	07/25/37	14,210
3,128,814		FNMA		5.500	11/01/38	3,361
1,116,595		FNMA		3.000	10/01/39	1,063
13,543,268		FNMA		3.000	05/01/40	12,900
1,903,003		FNMA		5.000	09/01/40	2,003
3,889,780		FNMA		5.000	05/01/41	4,095
30,876,834		FNMA		2.000	03/01/42	27,448
10,563,164		FNMA		4.000	09/01/42	10,611
7,937,473		FNMA		3.500	04/01/43	7,800
6,911,923		FNMA		3.500	09/01/43	6,805
5,903,548	i	FNMA	LIBOR 1 M + 5.950%	4.326	09/25/43	813
3,182,742		FNMA		4.000	01/01/44	3,213
7,180,593		FNMA		4.500	03/01/44	7,400
3,234,785		FNMA		4.500	06/01/44	3,322
3,385,967		FNMA		4.500	10/01/44	3,477
5,474,820		FNMA		4.500	11/01/44	5,603
1,751,094		FNMA		5.000	11/01/44	1,843
2,000,282		FNMA		4.500	12/01/44	2,054
2,109,860		FNMA		4.000	01/01/45	2,119
582,828		FNMA		4.500	03/01/45	595
298,347		FNMA		4.500	04/01/45	306
7,323,757		FNMA		3.500	05/01/45	7,216
5,747,542		FNMA		4.000	12/01/45	5,788
9,475,647		FNMA		3.500	01/01/46	9,265
16,316,858		FNMA		4.000	01/01/46	16,432
1,116,802		FNMA		4.000	04/01/46	1,122
7,592,645		FNMA		3.500	06/01/46	7,424
9,560,388		FNMA		3.500	07/01/46	9,348
17,414,164		FNMA		3.500	07/01/46	17,113
1,627,061		FNMA		3.000	10/01/46	1,506
9,424,097		FNMA		3.500	10/01/46	9,215
18,244,868		FNMA		3.500	01/01/47	17,841
3,772,544		FNMA		4.500	05/01/47	3,893
389,645		FNMA		3.000	11/01/47	361
7,230,823		FNMA		3.500	11/01/47	7,106
22,343,956		FNMA		4.000	12/01/47	22,394
15,512,488		FNMA		3.500	01/01/48	15,169
6,395,505		FNMA		4.500	01/01/48	6,527
5,583,283		FNMA		4.500	02/01/48	5,698
5,445,671		FNMA		4.000	03/01/48	5,458
22,547,031		FNMA		4.500	03/01/48	23,009
4,426,155		FNMA		4.500	05/01/48	4,519
3,374,444		FNMA		4.500	05/01/48	3,447
8,833,865		FNMA		5.000	08/01/48	9,222
337

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$463,247		FNMA	3.000%	06/01/49	$429
59,425,000	h	FNMA	4.000	07/25/49	58,597
49,900,000	h	FNMA	4.500	07/25/49	50,089
20,331,329		FNMA	3.000	07/01/50	19,118
12,689,065		FNMA	2.000	08/25/50	1,793
34,985,941		FNMA	2.500	11/25/50	5,064
4,253,036		FNMA	3.000	02/25/51	854
86,505,265		FNMA	2.000	04/01/51	75,194
12,765,029		FNMA	3.000	09/01/51	12,023
12,441,706		FNMA	2.500	11/25/51	1,783
52,148,161		FNMA	2.000	12/01/51	45,461
11,463,582		FNMA	2.000	01/01/52	10,020
19,884,863		FNMA	2.500	01/01/52	17,960
1,556,742		FNMA	3.000	01/01/52	1,459
41,206,385		FNMA	2.000	02/01/52	35,921
31,126,274		FNMA	2.500	02/01/52	28,127
64,877,768		FNMA	2.500	02/01/52	58,585
39,110,397		FNMA	2.500	02/01/52	35,307
32,457,646		FNMA	2.500	02/01/52	29,297
13,944,568		FNMA	3.500	02/01/52	13,518
29,528,084		FNMA	2.000	03/01/52	25,657
10,566,569		FNMA	2.000	03/01/52	9,188
12,634,922		FNMA	2.500	04/01/52	11,400
5,939,601		FNMA	3.000	04/01/52	5,553
48,095,032		FNMA	3.000	04/01/52	44,988
7,837,464		FNMA	3.000	04/01/52	7,323
84,631,436		FNMA	3.000	04/01/52	79,185
55,340,220		FNMA	3.000	04/01/52	51,766
29,727,275		FNMA	3.500	05/01/52	28,648
46,454,561		FNMA	4.000	05/01/52	45,863
8,928,601		FNMA	4.000	06/01/52	8,815
8,130,000	h	FNMA	4.000	07/01/52	8,028
37,950,000	h	FNMA	3.500	07/25/52	36,494
55,470,000	h	FNMA	5.000	07/25/52	56,614
25,000,000	h	FNMA	5.000	08/25/52	25,442
4,725,000	g,i	Freddie Mac STACR REMIC Trust	4.326	10/25/41	4,042
3,130,000	g,i	Freddie Mac STACR REMIC Trust	4.426	03/25/42	2,989
33,165,000	g,i	Freddie Mac STACR REMIC Trust	4.276	05/25/42	31,530
4,965,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.226	08/25/33	4,693
7,600,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.700	11/25/41	6,501
32,000,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.326	02/25/42	29,525
31,100,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	5.279	06/25/42	31,256
11,385,189		Government National Mortgage Association (GNMA)	3.700	10/15/33	11,334
198,176		GNMA	5.000	04/15/38	207
251,226		GNMA	6.500	11/20/38	275
928,630		GNMA	5.000	06/15/39	979
529,173		GNMA	5.000	06/15/39	558
10,056,394		GNMA	3.700	08/15/40	9,964
4,799,462		GNMA	4.500	12/20/45	4,972
338

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,621,160		GNMA	4.000%	06/20/46	$627
27,825,000	h	GNMA	3.000	07/20/47	26,227
47,824,772		GNMA	2.500	05/20/52	43,825
93,304,975		GNMA	3.000	05/20/52	88,077
19,070,000	h	GNMA	2.000	07/20/52	16,932
18,740,000	h	GNMA	2.500	07/20/52	17,147
5,000,000	h	GNMA	3.500	07/20/52	4,858
5,000,000	h	GNMA	4.000	07/20/52	4,978
11,351,912	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	9,478
2,296,712	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	2,092
5,144,397	g,i	GS Mortgage-Backed Securities Trust	2.500	05/01/52	4,640
11,850,002	g,i	GS Mortgage-Backed Securities Trust	3.000	08/26/52	10,305
7,275,000	†,g,i	J.P. Morgan Mortgage Trust	3.000	12/25/52	6,277
15,059,819	g,i	JP Morgan Mortgage Trust	2.500	07/25/52	12,717
25,920,221	g,i	JP Morgan Mortgage Trust	3.250	07/25/52	22,816
20,475,302	g,i	JP Morgan Mortgage Trust	3.000	08/25/52	18,031
10,816,724	g,i	JP Morgan Mortgage Trust	3.000	10/25/52	9,446
6,564,727	g,i	JP Morgan Mortgage Trust	3.000	11/25/52	5,692
		TOTAL MORTGAGE BACKED			2,260,649

MUNICIPAL BONDS - 3.0%
2,975,000		Chicago Housing Authority	3.682	01/01/25	2,966
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	240
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	966
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	768
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	1,776
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	3,654
4,940,000		City of New York NY	3.200	12/01/26	4,827
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,616
4,055,000		Commonwealth Financing Authority	3.864	06/01/38	3,867
19,355,000		Commonwealth Financing Authority	3.807	06/01/41	17,548
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,504
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,479
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,492
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,397
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,227
4,365,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,186
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,342
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,368
3,940,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	3,784
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,683
4,700,000		County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,103
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,340
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,448
9,160,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	8,548
2,000,000		Duke University	3.199	10/01/38	1,771
5,080,000		Illinois Finance Authority	3.944	08/15/47	4,515
339

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375%	09/01/35	$4,181
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,110
750,000	New York City Housing Development Corp	3.453	11/01/22	753
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,364
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,824
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,004
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,343
10,605,000	New York State Dormitory Authority	4.294	07/01/44	9,928
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,234
5,000,000	New York State Thruway Authority	2.256	01/01/25	4,830
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,175
4,750,000	New York State Thruway Authority	2.500	01/01/27	4,480
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,005
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,404
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,494
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	992
1,910,000	Public Finance Authority	4.269	07/01/40	1,692
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	5,797
13,060,000	State of California	4.600	04/01/38	13,206
10,500,000	State of Illinois	3.150	06/15/26	10,072
12,500,000	State of Illinois	3.250	06/15/27	11,913
27,150,000	State of Illinois	5.100	06/01/33	27,315
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	8,840
9,900,000	State of Wisconsin	3.154	05/01/27	9,680
25,860,000	University of California	3.063	07/01/25	25,623
10,230,000	University of California	4.601	05/15/31	10,530
17,045,000	University of California	3.931	05/15/45	16,007
21,000,000	University of Chicago	4.151	10/01/45	20,181
7,620,000	University of Massachusetts Building Authority	3.097	11/01/35	6,631
13,000,000	University of Massachusetts Building Authority	3.434	11/01/40	11,158
20,000,000	University of New Mexico	3.532	06/20/32	19,578
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,750
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,487
2,160,000	Virginia Port Authority	4.228	07/01/36	2,132
390,000	Washington Convention & Sports Authority	3.969	10/01/30	388
	TOTAL MUNICIPAL BONDS			349,516

U.S. TREASURY SECURITIES - 14.7%
4,500,000	United States Treasury Bond	4.750	02/15/37	5,433
22,750,000	United States Treasury Bond	3.500	02/15/39	23,766
12,050,000	United States Treasury Bond	3.875	08/15/40	12,992
20,935,000	United States Treasury Bond	4.375	05/15/41	23,978
12,584,000	United States Treasury Bond	3.750	08/15/41	13,222
6,000,000	United States Treasury Bond	2.750	11/15/42	5,372
35,680,000	United States Treasury Bond	3.000	05/15/45	33,096
41,710,000	United States Treasury Bond	2.875	08/15/45	37,891
52,140,000	United States Treasury Bond	2.500	05/15/46	44,193
1,075,000	United States Treasury Bond	3.000	05/15/47	1,005
30,710,000	United States Treasury Bond	2.750	11/15/47	27,512
6,155,000	United States Treasury Bond	3.125	05/15/48	5,957
51,995,000	United States Treasury Bond	3.000	08/15/48	49,129
20,120,000	United States Treasury Bond	3.375	11/15/48	20,443
340

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$35,070,660	k	United States Treasury Inflation Indexed Bonds		0.500%	04/15/24	$35,556
39,285,000		United States Treasury Note		0.125	08/31/22	39,191
27,305,000		United States Treasury Note		0.125	10/31/22	27,125
14,575,000		United States Treasury Note		0.125	01/31/23	14,369
4,475,000		United States Treasury Note		0.125	03/31/23	4,388
9,875,000		United States Treasury Note		0.125	05/31/23	9,630
5,145,000		United States Treasury Note		0.125	08/31/23	4,977
73,500,000		United States Treasury Note		0.250	11/15/23	70,830
98,250,000	e	United States Treasury Note		2.500	05/31/24	97,363
125,795,000		United States Treasury Note		2.875	06/15/25	125,294
2,205,000		United States Treasury Note		0.250	10/31/25	2,009
230,125,000	e	United States Treasury Note		2.625	05/31/27	225,774
29,925,000		United States Treasury Note		0.500	10/31/27	26,145
1,250,000		United States Treasury Note		1.250	09/30/28	1,119
26,260,000		United States Treasury Note		2.375	03/31/29	25,137
305,533,000	e	United States Treasury Note		2.875	05/15/32	302,096
10,000,000		United States Treasury Note		1.125	08/15/40	6,909
85,325,800		United States Treasury Note		2.250	02/15/42	72,354
4,070,000		United States Treasury Note		3.250	05/15/42	3,972
305,962,000		United States Treasury Note		2.250	02/15/52	251,797
35,000,000		United States Treasury Note		2.875	05/15/52	33,059
		TOTAL U.S. TREASURY SECURITIES				1,683,083

		TOTAL GOVERNMENT BONDS				4,859,367
		(Cost $5,144,290)

STRUCTURED ASSETS - 18.5%

ASSET BACKED - 6.7%
5,000,000	g,i	AGL CLO 19 Ltd		0.000	07/21/35	4,935
		Series - 2022 19A (Class B1)
7,100,000	g,i	AIMCO CLO 16 Ltd	LIBOR 3 M + 1.650%	1.895	01/17/35	6,646
		Series - 2021 16A (Class B)
7,500,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	2.563	04/20/34	6,988
		Series - 2017 AA (Class BR)
4,120,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	3,966
		Series - 2020 2 (Class D)
6,190,000		AmeriCredit Automobile Receivables Trust		1.490	09/18/26	5,810
		Series - 2020 3 (Class D)
2,121,964	g	AMSR Trust		1.819	04/17/37	2,013
		Series - 2020 SFR1 (Class A)
3,499,000	g	AMSR Trust		3.148	01/19/39	3,281
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust		3.247	01/19/39	3,106
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0^
		Series - 2005 WMC1 (Class N1)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,004
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	31,898
		Series - 2017 2A (Class A)
341

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$9,500,000	g	Avis Budget Rental Car Funding AESOP LLC		1.380%	08/20/27	$8,494
		Series - 2021 1A (Class A)
4,400,000	g	BHG Securitization Trust		1.670	10/17/34	3,920
		Series - 2021 B (Class B)
2,411,598	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,318
		Series - 2019 A (Class A)
738,503	g,i	Bruegel 2021 DAC Series - 2021 1A (Class D)	EURIBOR 3 M + 2.470%	2.470	05/22/31	741
12,268,593	g	Capital Automotive REIT		2.690	02/15/50	11,615
		Series - 2020 1A (Class A1)
5,831,988	g	Capital Automotive REIT		1.440	08/15/51	5,141
		Series - 2021 1A (Class A1)
4,229,119	g	Capital Automotive REIT		1.920	08/15/51	3,696
		Series - 2021 1A (Class A3)
9,850,000	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	8,658
		Series - 2020 1A (Class A1)
5,000,000		Carvana Auto Receivables Trust		0.970	03/10/28	4,679
		Series - 2021 N2 (Class A2)
1,000,000		Carvana Auto Receivables Trust		1.270	03/10/28	948
		Series - 2021 N2 (Class D)
600,000	g,i	Cassia SRL Series - 2022 1A (Class B)	EURIBOR 3 M + 3.500%	0.000	05/22/34	593
4,150,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	3,948
		Series - 2020 1A (Class B1R)
797,626	i	C-BASS Trust	LIBOR 1 M + 0.160%	1.784	07/25/36	760
		Series - 2006 CB6 (Class A1)
17,581,617	g	CF Hippolyta LLC		1.690	07/15/60	15,931
		Series - 2020 1 (Class A1)
5,192,011	g	CF Hippolyta LLC		1.990	07/15/60	4,437
		Series - 2020 1 (Class A2)
3,010,046	g	CF Hippolyta LLC		2.280	07/15/60	2,700
		Series - 2020 1 (Class B1)
19,290,107	g	CF Hippolyta LLC		1.530	03/15/61	17,004
		Series - 2021 1A (Class A1)
4,581,400	g	CF Hippolyta LLC		1.980	03/15/61	3,954
		Series - 2021 1A (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	410
		Series - 2004 2 (Class 1M2)
25,500,000		Chase Issuance Trust		1.530	01/15/25	25,307
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	2.283	07/20/30	1,479
		Series - 2017 3A (Class A1)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	2.644	11/16/30	1,925
		Series - 2017 5A (Class A2)
86,237		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	84
		Series - 2002 1 (Class AF6)
5,074,208	g	Corevest American Finance Trust		1.832	03/15/50	4,816
		Series - 2020 1 (Class A1)
8,081,475	g	DB Master Finance LLC		4.021	05/20/49	7,793
		Series - 2019 1A (Class A2II)
342

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$37,312,500	g	DB Master Finance LLC		2.045%	11/20/51	$33,128
		Series - 2021 1A (Class A2I)
29,452,000	g	DB Master Finance LLC		2.493	11/20/51	25,371
		Series - 2021 1A (Class A2II)
1,550,287	g	Diamond Resorts Owner Trust		3.700	01/21/31	1,547
		Series - 2018 1 (Class A)
3,740,237	g	Diamond Resorts Owner Trust		2.890	02/20/32	3,673
		Series - 2019 1A (Class A)
531,920	g	Diamond Resorts Owner Trust		2.700	11/21/33	499
		Series - 2021 1A (Class C)
28,289,250	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	24,658
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	2.644	07/18/30	3,662
		Series - 2017 49A (Class BR)
4,000,000	g	DT Auto Owner Trust		0.840	10/15/26	3,816
		Series - 2021 1A (Class C)
1,240,721	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	2.724	05/25/37	1,232
		Series - 2007 2 (Class A2C)
6,812,366	g	FCI Funding LLC		1.130	04/15/33	6,666
		Series - 2021 1A (Class A)
7,215,339	g	FNA VI LLC		1.350	01/10/32	6,739
		Series - 2021 1A (Class A)
10,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	10,050
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	11,999
		Series - 2019 3 (Class A1)
1,941,605	g,i	GoldenTree Loan Opportunities IX Ltd	LIBOR 3 M + 1.110%	2.349	10/29/29	1,921
		Series - 2014 9A (Class AR2)
4,000,000	g	GSCG Trust		2.936	09/06/34	3,800
		Series - 2019 600C (Class A)
292,245	g	HERO Funding Trust		3.280	09/20/48	283
		Series - 2017 2A (Class A1)
584,490	g	HERO Funding Trust		4.070	09/20/48	568
		Series - 2017 2A (Class A2)
24,000,000	g	Hertz Vehicle Financing LLC		1.210	12/26/25	22,445
		Series - 2021 1A (Class A)
1,888,867	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,861
		Series - 2017 AA (Class A)
1,629,148	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,594
		Series - 2017 AA (Class B)
4,082,105	g	Hilton Grand Vacations Trust		2.340	07/25/33	3,904
		Series - 2019 AA (Class A)
423,477	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	418
		Series - 2003 1 (Class M1)
1,499,931	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	2.773	01/17/38	1,485
		Series - 2018 SFR4 (Class B)
3,901,709	g	JG Wentworth XXII LLC		3.820	12/15/48	3,860
		Series - 2010 3A (Class A)
5,000,000	g,i	KKR Clo 32 Ltd	LIBOR 3 M + 1.750%	2.794	01/15/32	4,768
		Series - 2020 32A (Class B)
5,500,000	g,i	Madison Park Funding XXI Ltd	LIBOR 3 M + 1.650%	0.000	10/15/32	5,222
		Series - 2016 21A (Class A2RR)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	2.911	11/15/28	514
		Series - 2016 18A (Class BR)
343

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,500,000	g,i	Massachusetts St	LIBOR 3 M + 1.650%	1.882%	01/15/35	$3,309
		Series - 2021 3A (Class B)
5,298,628	g	MVW LLC		1.140	01/22/41	4,925
		Series - 2021 1WA (Class A)
1,615,164	g	MVW Owner Trust		2.420	12/20/34	1,585
		Series - 2017 1A (Class A)
1,813,016	g	MVW Owner Trust		3.450	01/21/36	1,783
		Series - 2018 1A (Class A)
1,943,662	g	MVW Owner Trust		2.890	11/20/36	1,878
		Series - 2019 1A (Class A)
6,344,892	g	MVW Owner Trust		2.220	10/20/38	6,003
		Series - 2019 2A (Class A)
3,730,384	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	3,477
		Series - 2020 HA (Class A)
6,157,089	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	5,636
		Series - 2021 A (Class A)
3,066,961	g	Navient Student Loan Trust		3.390	12/15/59	2,967
		Series - 2019 BA (Class A2A)
500,000	g,i	NCMF Trust		4.614	03/15/39	490
		Series - 2022 MFP (Class D)
10,000,000	g,i	Neuberger Berman CLO Ltd		0.000	04/25/36	9,395
		Series - 2022 48A (Class B)
8,600,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	2.613	04/20/31	8,192
		Series - 2019 31A (Class BR)
6,650,000	g,i	OHA Credit Funding 10 Ltd	LIBOR 3 M + 1.650%	1.896	01/18/36	6,315
		Series - 2021 10A (Class B)
14,853,915	g	OneMain Financial Issuance Trust		3.840	05/14/32	14,812
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	15,450
		Series - 2020 2A (Class A)
9,235,000	g,i	OneMain Financial Issuance Trust		1.543	06/16/36	8,730
		Series - 2021 1A (Class A2)
5,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	4,680
		Series - 2021 A (Class A)
552,151	g	Orange Lake Timeshare Trust		3.100	11/08/30	540
		Series - 2018 A (Class A)
7,500,000	g,i	Palmer Square CLO Ltd		0.000	04/20/35	7,181
		Series - 2022 1A (Class B)
20,500,000	g	PFS Financing Corp		1.270	06/15/25	19,923
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp		1.000	10/15/25	8,656
		Series - 2020 E (Class A)
9,861,000	g	PFS Financing Corp		0.970	02/15/26	9,361
		Series - 2020 G (Class A)
5,385,000	g	Progress Residential Trust		2.082	10/17/38	4,637
		Series - 2021 SFR8 (Class D)
1,450,000	g	Progress Residential Trust		2.711	11/17/40	1,201
		Series - 2021 SFR9 (Class D)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	983
		Series - 2021 A (Class D)
11,247	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.504	08/25/33	11
		Series - 2003 2 (Class A)
344

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,420,000		Santander Drive Auto Receivables Trust	2.220%	09/15/26	$15,091
		Series - 2020 2 (Class D)
3,690,000		Santander Drive Auto Receivables Trust	1.480	01/15/27	3,556
		Series - 2020 4 (Class D)
34,000,000		Santander Drive Auto Receivables Trust	1.670	10/15/27	31,624
		Series - 2021 4 (Class D)
20,443,500	g	SERVPRO Master Issuer LLC	2.394	04/25/51	17,504
		Series - 2021 1A (Class A2)
1,625,577	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	1,610
		Series - 2018 2A (Class A)
1,823,448	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	1,787
		Series - 2019 1A (Class A)
2,764,628	g	Sierra Timeshare Receivables Funding LLC	2.590	05/20/36	2,704
		Series - 2019 2A (Class A)
1,663,903	g	Sierra Timeshare Receivables Funding LLC	2.340	08/20/36	1,600
		Series - 2019 3A (Class A)
2,200,268	g	Sierra Timeshare Receivables Funding LLC	0.990	11/20/37	2,078
		Series - 2021 1A (Class A)
2,385,684	g	Sierra Timeshare Receivables Funding LLC	1.340	11/20/37	2,220
		Series - 2021 1A (Class B)
1,322,633	g	Sierra Timeshare Receivables Funding LLC	1.790	11/20/37	1,229
		Series - 2021 1A (Class C)
3,847,269	g	SMB Private Education Loan Trust	2.430	02/17/32	3,719
		Series - 2016 B (Class A2A)
6,173,806	g	SMB Private Education Loan Trust	2.880	09/15/34	6,040
		Series - 2017 A (Class A2A)
6,644,616	g	SMB Private Education Loan Trust	2.820	10/15/35	6,431
		Series - 2017 B (Class A2A)
2,929,390	g	SMB Private Education Loan Trust	3.500	02/15/36	2,855
		Series - 2018 A (Class A2A)
1,813,689	g	SoFi Professional Loan Program LLC	2.340	04/25/33	1,799
		Series - 2016 D (Class A2B)
377,902	g	SoFi Professional Loan Program LLC	2.400	03/26/40	377
		Series - 2017 A (Class A2B)
1,274,148	g	SoFi Professional Loan Program LLC	2.740	05/25/40	1,265
		Series - 2017 B (Class A2FX)
507,617	g	SoFi Professional Loan Program LLC	2.630	07/25/40	503
		Series - 2017 C (Class A2B)
1,499,687	g	SoFi Professional Loan Program LLC	2.720	11/26/40	1,495
		Series - 2017 E (Class A2B)
3,559,208	g	SoFi Professional Loan Program LLC	2.840	01/25/41	3,503
		Series - 2017 F (Class A2FX)
6,525,786	g	SoFi Professional Loan Program LLC	2.950	02/25/42	6,430
		Series - 2018 A (Class A2B)
2,365,141	g	SoFi Professional Loan Program LLC	3.690	06/15/48	2,329
		Series - 2019 A (Class A2FX)
5,260,218	g	SpringCastle America Funding LLC	1.970	09/25/37	4,884
		Series - 2020 AA (Class A)
9,021,000	g	SpringCastle America Funding LLC	2.660	09/25/37	8,356
		Series - 2020 AA (Class B)
6,475,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	5,944
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC	1.877	03/26/46	5,280
		Series - 2021 1A (Class A2)
345

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$139,854	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.524%	09/25/34	$136
		Series - 2004 8 (Class M1)
505,994	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	2.624	09/25/34	499
		Series - 2004 8 (Class A9)
1,805,000	g	Taco Bell Funding LLC		4.970	05/25/46	1,793
		Series - 2016 1A (Class A23)
26,735,650	g	Taco Bell Funding LLC		1.946	08/25/51	23,292
		Series - 2021 1A (Class A2I)
16,327,950	g	Taco Bell Funding LLC		2.294	08/25/51	13,692
		Series - 2021 1A (Class A2II)
2,300,000	g	Tesla Auto Lease Trust		0.780	12/20/23	2,254
		Series - 2020 A (Class A4)
7,000,000	g,i	TICP CLO VIII Ltd	LIBOR 3 M + 1.700%	2.763	10/20/34	6,661
		Series - 2017 8A (Class A2R)
3,719,888	g	Tricon American Homes Trust		2.928	01/17/36	3,674
		Series - 2017 SFR2 (Class A)
1,275,000	g	Tricon American Homes Trust		2.049	07/17/38	1,170
		Series - 2020 SFR1 (Class B)
5,612,887		Verizon Owner Trust		1.850	07/22/24	5,596
		Series - 2020 A (Class A1A)
440,000		Verizon Owner Trust		0.770	04/21/25	418
		Series - 2020 C (Class C)
3,500,000	g,i	Vitality Re X Ltd Series - 2020 A (Class)	U.S. Treasury Bill 3 M + 1.750%	3.443	01/10/23	3,473
19,532,700	g	Wendy’s Funding LLC		2.370	06/15/51	16,556
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				775,228

OTHER MORTGAGE BACKED - 11.8%
3,000,000	g,i	20 Times Square Trust		3.203	05/15/35	2,907
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC		3.203	05/15/35	11,282
		Series - 2018 20TS (Class E)
2,788,046	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	2.442	12/18/37	2,732
		Series - 2021 FL4 (Class A)
1,211,861	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,149
		Series - 2015 6 (Class A9)
5,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	3.574	04/15/34	4,767
		Series - 2021 ACEN (Class C)
5,176,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	4,104
		Series - 2021 8 (Class A3)
520,314	g,i	Atom Mortgage Securities DAC Series - 2021 1A (Class D)	SONIA Interest Rate Benchmark + 1.900%	0.000	07/22/31	580
1,067,340	i	BANK		4.060	11/15/50	1,011
		Series - 2017 BNK8 (Class B)
2,500,000	i	BANK		4.204	11/15/50	2,272
		Series - 2017 BNK8 (Class C)
3,800,000		BANK		3.203	12/15/52	3,440
		Series - 2019 BN23 (Class AS)
346

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,000,000	i	BANK		3.851%	07/15/60	$907
		Series - 2017 BNK6 (Class C)
1,711,243		BANK		2.758	09/15/62	1,557
		Series - 2019 BN20 (Class A2)
8,000,000	i	BANK		3.283	11/15/62	7,261
		Series - 2019 BN24 (Class AS)
772,000	i	BANK		3.635	11/15/62	659
		Series - 2019 BN24 (Class C)
7,044,879	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	6,130
		Series - 2021 6 (Class A19)
1,250,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	939
		Series - 2018 CHRS (Class E)
4,674,163		BBCMS Mortgage Trust		3.488	02/15/50	4,617
		Series - 2017 C1 (Class ASB)
452,658	i	Bear Stearns Commercial Mortgage Securities Trust		5.214	02/11/41	447
		Series - 2005 PWR7 (Class B)
4,600,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	4,009
		Series - 2020 IG2 (Class AM)
2,740,000	g,i	Benchmark Mortgage Trust		3.231	09/15/48	2,442
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.654	09/15/48	2,273
		Series - 2020 IG3 (Class BXA)
3,452,143		Benchmark Mortgage Trust		4.016	03/15/52	3,388
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,374
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	812
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust		4.510	05/15/53	5,975
		Series - 2018 B7 (Class A4)
1,000,000		Benchmark Mortgage Trust		2.355	07/15/54	799
		Series - 2021 B27 (Class B)
10,000,000	i	Benchmark Mortgage Trust		2.244	08/15/54	7,868
		Series - 2021 B28 (Class B)
10,000,000		Benchmark Mortgage Trust		2.429	08/15/54	8,323
		Series - 2021 B28 (Class AS)
3,000,000	i	BENCHMARK Mortgage Trust		4.334	02/15/51	2,725
		Series - 2018 B2 (Class C)
9,500,000		BMARK A5		2.612	09/15/54	8,035
		Series - 2021 B29 (Class AS)
2,360,000	g	BWAY Mortgage Trust		3.402	02/10/44	2,075
		Series - 2022 26BW (Class A)
5,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.921%	2.245	12/15/38	4,849
		Series - 2021 CIP (Class A)
7,500,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.271%	2.595	12/15/38	7,161
		Series - 2021 CIP (Class B)
1,325,000	g	BXP Trust		3.459	08/13/37	1,251
		Series - 2017 CC (Class A)
5,000,000	g	BXP Trust		2.618	01/15/44	4,095
		Series - 2021 601L (Class A)
15,000,000	g,i	BXP Trust		2.868	01/15/44	11,385
		Series - 2021 601L (Class C)
8,000,000	g,i	BXP Trust		2.868	01/15/44	5,724
		Series - 2021 601L (Class D)
347

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,347,358		CD Mortgage Trust		2.622%	08/10/49	$4,237
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	8,403
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	5,353
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		4.114	11/10/49	882
		Series - 2016 CD2 (Class C)
904,376		CD Mortgage Trust		3.453	02/10/50	893
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.699	02/10/50	454
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	4,905
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,253
		Series - 2019 CD8 (Class ASB)
904,426		CFCRE Commercial Mortgage Trust		3.121	05/10/58	818
		Series - 2016 C4 (Class AHR)
436,854	i	CHL Mortgage Pass-Through Trust		2.520	02/20/35	437
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.635	05/10/35	2,420
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,686
		Series - 2019 PRM (Class A)
1,054,000	i	Citigroup Commercial Mortgage Trust		3.732	04/10/46	1,046
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,394
		Series - 2014 GC19 (Class A4)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,641
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.279	04/10/48	2,835
		Series - 2015 GC29 (Class C)
5,300,000		Citigroup Commercial Mortgage Trust		3.243	08/15/50	5,183
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	6,352
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust		3.778	09/10/58	1,981
		Series - 2015 GC33 (Class A4)
172,625	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	2.374	01/25/36	173
		Series - 2006 WFH1 (Class M4)
5,000,000	g	COMM Mortgage Trust		3.244	10/10/29	4,817
		Series - 2017 PANW (Class A)
3,000,000	g	COMM Mortgage Trust		3.376	01/10/39	2,722
		Series - 2022 HC (Class C)
1,847,243	i	COMM Mortgage Trust		4.411	07/10/45	1,843
		Series - 2013 CR9 (Class A4)
3,181,077		COMM Mortgage Trust		2.853	10/15/45	3,171
		Series - 2012 CR4 (Class A3)
1,185,000	g	COMM Mortgage Trust		3.147	03/10/46	1,172
		Series - 2013 CR6 (Class AM)
4,197,221	g,i	COMM Mortgage Trust		4.057	06/10/46	4,159
		Series - 2013 CR8 (Class B)
348

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000	g,i	COMM Mortgage Trust	5.063%	08/10/46	$4,935
		Series - 2013 CR10 (Class C)
2,000,000	g,i	COMM Mortgage Trust	5.063	08/10/46	1,990
		Series - 2013 CR10 (Class B)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	2,975
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	743
		Series - 2014 CR17 (Class AM)
2,500,000	g,i	COMM Mortgage Trust	4.926	06/10/47	2,264
		Series - 2014 UBS3 (Class D)
5,240,000		COMM Mortgage Trust	3.917	10/10/47	5,200
		Series - 2014 LC17 (Class A5)
5,205,000	i	COMM Mortgage Trust	4.188	10/10/47	5,151
		Series - 2014 LC17 (Class AM)
2,288,546	i	COMM Mortgage Trust	4.490	10/10/47	2,234
		Series - 2014 LC17 (Class B)
2,825,979	i	COMM Mortgage Trust	3.829	02/10/48	2,740
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust	3.000	03/10/48	816
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust	3.309	03/10/48	1,410
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,307
		Series - 2015 CR22 (Class AM)
2,000,000	i	COMM Mortgage Trust	3.926	03/10/48	1,920
		Series - 2015 CR22 (Class B)
2,175,000	i	COMM Mortgage Trust	4.207	03/10/48	2,056
		Series - 2015 CR22 (Class C)
7,380,000		COMM Mortgage Trust	3.801	05/10/48	7,209
		Series - 2015 CR23 (Class AM)
4,500,000	i	COMM Mortgage Trust	4.183	05/10/48	4,349
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust	4.428	05/10/48	2,411
		Series - 2015 CR23 (Class C)
2,877,518		COMM Mortgage Trust	3.421	07/10/48	2,863
		Series - 2015 LC21 (Class ASB)
4,000,000	i	COMM Mortgage Trust	3.463	08/10/48	3,454
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust	3.696	08/10/48	2,509
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.028	08/10/48	4,900
		Series - 2015 CR24 (Class AM)
2,000,000	i	COMM Mortgage Trust	4.522	08/10/48	1,952
		Series - 2015 CR24 (Class B)
1,467,000	i	COMM Mortgage Trust	4.522	08/10/48	1,384
		Series - 2015 CR24 (Class C)
1,352,000		COMM Mortgage Trust	3.612	10/10/48	1,326
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust	3.630	10/10/48	3,149
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust	3.774	10/10/48	1,550
		Series - 2015 LC23 (Class A4)
1,875,000	i	COMM Mortgage Trust	4.621	10/10/48	1,839
		Series - 2015 CR26 (Class B)
349

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,855,000	i	COMM Mortgage Trust		4.758%	10/10/48	$4,623
		Series - 2015 LC23 (Class C)
1,012,957		COMM Mortgage Trust		3.651	02/10/49	992
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.773	02/10/49	4,548
		Series - 2016 CR28 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	5,833
		Series - 2019 GC44 (Class AM)
2,000,000	i	COMM Mortgage Trust		3.643	08/15/57	1,692
		Series - 2019 GC44 (Class C)
2,600,000	i	COMM MORTGAGE TRUST		4.493	05/10/51	2,536
		Series - 2018 COR3 (Class AM)
10,122,337	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.224	05/25/24	10,084
		Series - 2014 C02 (Class 1M2)
5,893,053	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	4.624	07/25/24	5,871
		Series - 2014 C03 (Class 1M2)
2,105,000	g,i	Connecticut Avenue Securities Trust		2.476	10/25/41	1,952
		Series - 2021 R01 (Class 1M2)
1,870,000	g,i	Connecticut Avenue Securities Trust		4.226	11/25/41	1,599
		Series - 2021 R02 (Class 2B1)
3,070,000	g,i	Connecticut Avenue Securities Trust		3.676	12/25/41	2,576
		Series - 2021 R03 (Class 1B1)
6,625,000	g,i	Connecticut Avenue Securities Trust		4.426	03/25/42	6,303
		Series - 2022 R03 (Class 1M2)
4,990,000	g,i	Connecticut Avenue Securities Trust		3.926	04/25/42	4,743
		Series - 2022 R05 (Class 2M2)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	7,091
		Series - 2017 CALI (Class B)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	2.924	05/15/36	1,857
		Series - 2019 ICE4 (Class D)
8,928,571	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	7,909
		Series - 2021 NQM8 (Class A3)
4,270,400	g,i	CSMC Series		3.388	10/25/59	3,896
		Series - 2019 NQM1 (Class M1)
9,250,000		DBGS Mortgage Trust		4.466	10/15/51	9,311
		Series - 2018 C1 (Class A4)
9,155,742		DBJPM Mortgage Trust		2.756	08/10/49	8,941
		Series - 2016 C3 (Class ASB)
9,834,253		DBJPM Mortgage Trust		3.121	06/10/50	9,618
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPM Mortgage Trust		2.340	08/15/53	4,351
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	16,912
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.648	10/10/34	14,957
		Series - 2017 BRBK (Class B)
5,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.120%	2.445	11/15/38	4,774
		Series - 2021 ELP (Class B)
7,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	2.645	11/15/38	6,675
		Series - 2021 ELP (Class C)
6,870,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	3.443	11/15/38	6,493
		Series - 2021 ELP (Class E)
350

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 0.755%	2.079%	10/15/38	$4,774
		Series - 2021 EQAZ (Class A)
4,730,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	3.624	10/15/38	4,374
		Series - 2021 EQAZ (Class E)
2,460,172	g,i	Flagstar Mortgage Trust		4.049	10/25/47	2,364
		Series - 2017 2 (Class B3)
172,628	g,i	Flagstar Mortgage Trust		4.000	09/25/48	170
		Series - 2018 5 (Class A11)
3,387,625	g,i	Flagstar Mortgage Trust		2.500	04/25/51	2,831
		Series - 2021 2 (Class A4)
9,706,236	g,i	Flagstar Mortgage Trust		2.500	06/01/51	8,105
		Series - 2021 4 (Class A21)
29,633,199	g,i	Flagstar Mortgage Trust		3.000	10/25/51	26,324
		Series - 2021 10IN (Class A1)
5,725,000	g,i	Freddie Mac STACR REMIC Trust		2.976	12/25/33	5,102
		Series - 2021 HQA2 (Class M2)
11,613,637	g,i	Freddie Mac STACR REMIC Trust		2.576	01/25/34	11,198
		Series - 2021 DNA5 (Class M2)
6,030,000	g,i	Freddie Mac STACR REMIC Trust		3.426	01/25/42	5,105
		Series - 2022 DNA1 (Class M2)
12,770,991	g,i	Freddie Mac STACR REMIC Trust		3.826	04/25/42	12,005
		Series - 2022 DNA3 (Class M1B)
750,000	g,i	FREMF Mortgage Trust		4.161	03/25/49	741
		Series - 2016 K53 (Class B)
900,000	g,i	Frost CMBS DAC Series - 2021 1A (Class GBD)	SONIA Interest Rate Benchmark + 2.900%	0.000	11/22/26	1,049
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,395
		Series - 2012 BWTR (Class A)
5,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 1.250%	2.574	11/15/36	4,879
		Series - 2021 ARDN (Class A)
2,600,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%	4.674	11/15/36	2,462
		Series - 2021 ARDN (Class E)
1,130,000	g,i	GS Mortgage Securities Corp II		3.591	09/10/37	1,059
		Series - 2017 375H (Class A)
2,500,000	g,i	GS Mortgage Securities Corp II		3.599	09/10/37	2,289
		Series - 2017 375H (Class B)
1,350,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	1,316
		Series - 2015 GC30 (Class AS)
5,235,000	g,i	GS Mortgage Securities Corp Trust	LIBOR 1 M + 1.600%	2.924	07/15/31	4,964
		Series - 2018 TWR (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	2.774	07/15/31	1,918
		Series - 2018 TWR (Class C)
783,709		GS Mortgage Securities Trust		3.206	02/10/48	773
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust		3.396	02/10/48	2,765
		Series - 2015 GC28 (Class A5)
7,400,000	i	GS Mortgage Securities Trust		4.018	07/10/48	7,252
		Series - 2015 GC32 (Class AS)
2,469,123		GS Mortgage Securities Trust		3.278	10/10/48	2,439
		Series - 2015 GC34 (Class AAB)
2,000,000		GS Mortgage Securities Trust		3.143	10/10/49	1,882
		Series - 2016 GS3 (Class AS)
351

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,500,000	i	GS Mortgage Securities Trust	4.080%	11/10/49	$1,330
		Series - 2016 GS4 (Class C)
2,000,000		GS Mortgage Securities Trust	3.674	03/10/50	1,945
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust	3.826	03/10/50	4,003
		Series - 2017 GS5 (Class AS)
11,798,977		GS Mortgage Securities Trust	3.230	05/10/50	11,594
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust	3.433	05/10/50	5,778
		Series - 2017 GS6 (Class A3)
2,540,000	i	GS Mortgage Securities Trust	4.161	05/10/50	2,448
		Series - 2015 GC30 (Class B)
4,061,000	i	GS Mortgage Securities Trust	4.205	05/10/50	3,863
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust	3.837	11/10/50	2,918
		Series - 2017 GS8 (Class ABP)
4,844,000	i	GS Mortgage Securities Trust	4.479	11/10/50	4,446
		Series - 2017 GS8 (Class C)
3,050,000	i	GS Mortgage Securities Trust	4.158	02/10/52	2,953
		Series - 2019 GC38 (Class AS)
2,500,000	i	GS Mortgage Securities Trust	3.173	02/13/53	2,250
		Series - 2020 GC45 (Class AS)
572,037	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	563
		Series - 2019 PJ2 (Class A4)
218,987	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	215
		Series - 2019 PJ2 (Class A1)
1,099,798	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	1,014
		Series - 2020 PJ2 (Class A4)
1,007,553	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	01/25/51	892
		Series - 2020 PJ4 (Class A4)
767,783	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	03/27/51	674
		Series - 2020 PJ5 (Class A4)
1,961,068	g,i	GS Mortgage-Backed Securities Corp Trust	2.500	05/25/51	1,643
		Series - 2020 PJ6 (Class A4)
6,599,872	g,i	GS Mortgage-Backed Securities Corp Trust	2.500	10/25/51	5,521
		Series - 2021 PJ5 (Class A4)
12,941,075	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	06/25/52	11,457
		Series - 2022 PJ2 (Class A36)
4,681,105	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	09/25/52	4,099
		Series - 2022 PJ4 (Class A36)
1,055,724	g,i	GS Mortgage-Backed Securities Trust	3.642	05/25/50	935
		Series - 2020 PJ1 (Class B2)
2,538,368	g,i	GS Mortgage-Backed Securities Trust	2.500	07/25/51	2,125
		Series - 2021 PJ2 (Class A4)
18,967,656	g,i	GS Mortgage-Backed Securities Trust	2.500	11/25/51	15,834
		Series - 2021 PJ6 (Class A4)
22,922,130	g,i	GS Mortgage-Backed Securities Trust	2.500	01/25/52	19,147
		Series - 2021 PJ7 (Class A4)
10,812,180	g,i	GS Mortgage-Backed Securities Trust	2.500	01/25/52	9,050
		Series - 2021 PJ8 (Class A4)
7,977,846	g,i	GS Mortgage-Backed Securities Trust	3.000	07/25/52	6,922
		Series - 2022 INV1 (Class A4)
9,994,774	g,i	GS Mortgage-Backed Securities Trust	3.000	09/25/52	8,673
		Series - 2022 HP1 (Class A4)
352

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,410,353	g,i	GS Mortgage-Backed Securities Trust		3.000%	10/25/52	$6,448
		Series - 2022 PJ5 (Class A36)
1,847,589	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.232	08/19/45	1,721
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,550
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,312
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	6,593
		Series - 2016 10HY (Class C)
5,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	4,582
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,198
		Series - 2019 55HY (Class E)
310,465	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.284	03/25/35	301
		Series - 2004 11 (Class 2A1)
3,505,438	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	3,334
		Series - 2020 NQM1 (Class A3)
1,043,500	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	963
		Series - 2020 NQM1 (Class M1)
8,084,848	g,i	J.P. Morgan Mortgage Trust		3.000	09/25/52	7,062
		Series - 2022 INV3 (Class A6)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.767	07/05/31	973
		Series - 2018 AON (Class D)
136,627	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.604	07/15/46	136
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,779
		Series - 2013 C10 (Class AS)
1,780,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.914	01/15/49	1,763
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	734
		Series - 2015 JP1 (Class AS)
5,475,478		JP Morgan Chase Commercial Mortgage Securities Corp		2.713	08/15/49	5,336
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	4,409
		Series - 2017 JP7 (Class A3)
3,155,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.065	01/16/37	2,956
		Series - 2020 NNN (Class BFX)
260,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.212	01/15/46	259
		Series - 2013 C13 (Class AS)
4,668,245	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.174	12/25/44	4,613
		Series - 2015 1 (Class B1)
353

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$244,883	g,i	JP Morgan Mortgage Trust		3.500%	05/25/45	$233
		Series - 2015 3 (Class A19)
2,438,505	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	2,259
		Series - 2015 6 (Class A13)
453,891	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	430
		Series - 2016 1 (Class A13)
1,221,666	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,152
		Series - 2017 2 (Class A13)
1,867,059	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,720
		Series - 2018 3 (Class A13)
743,842	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	688
		Series - 2018 4 (Class A13)
3,197,109	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	2,955
		Series - 2018 5 (Class A13)
2,099,350	g,i	JP Morgan Mortgage Trust		3.053	10/26/48	2,059
		Series - 2017 5 (Class A2)
300,661	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	294
		Series - 2018 8 (Class A13)
800,868	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	782
		Series - 2018 9 (Class A13)
442,668	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	434
		Series - 2019 1 (Class A3)
812,488	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	797
		Series - 2019 1 (Class A15)
1,519,383	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	2.574	10/25/49	1,500
		Series - 2019 INV1 (Class A11)
6,793,057	g,i	JP Morgan Mortgage Trust		3.852	06/25/50	6,112
		Series - 2020 1 (Class B2)
10,460,416	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	8,755
		Series - 2021 6 (Class A15)
5,609,529	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	4,695
		Series - 2021 7 (Class A15)
6,839,682	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	5,726
		Series - 2021 8 (Class A15)
2,636,390	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,206
		Series - 2021 10 (Class A15)
9,295,217	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	7,774
		Series - 2021 11 (Class A15)
2,717,541	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	2,274
		Series - 2021 12 (Class A15)
9,132,739	g,i	JP Morgan Mortgage Trust		3.350	04/25/52	7,608
		Series - 2021 INV6 (Class B1)
5,843,968	g,i	JP Morgan Mortgage Trust		3.350	04/25/52	4,788
		Series - 2021 INV6 (Class B2)
4,194,302	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	3,502
		Series - 2021 14 (Class A15)
11,893,855	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	9,931
		Series - 2021 15 (Class A15)
18,239,349	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	16,160
		Series - 2022 2 (Class A25)
12,943,541	g,i	JP Morgan Mortgage Trust		3.500	09/25/52	11,833
		Series - 2022 LTV2 (Class A6)
753,794	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	752
		Series - 2013 C14 (Class A4)
354

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,172,000		JPMBB Commercial Mortgage Securities Trust		3.997%	08/15/47	$5,106
		Series - 2014 C21 (Class AS)
2,686,000	i	JPMBB Commercial Mortgage Securities Trust		4.633	09/15/47	2,624
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	2,864
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,502
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,447
		Series - 2015 C29 (Class AS)
2,350,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	2,241
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,386
		Series - 2015 C31 (Class AS)
9,952,000	i	JPMBB Commercial Mortgage Securities Trust		4.766	08/15/48	9,529
		Series - 2015 C31 (Class B)
3,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.766	08/15/48	2,821
		Series - 2015 C31 (Class C)
1,820,000	i	JPMBB Commercial Mortgage Securities Trust		4.890	03/17/49	1,747
		Series - 2016 C1 (Class C)
3,232,402		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	3,183
		Series - 2017 JP5 (Class A4)
1,129,124		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,108
		Series - 2017 JP5 (Class ASB)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust		3.197	12/15/49	869
		Series - 2016 C4 (Class C)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	2,925
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	7,641
		Series - 2020 COR7 (Class AS)
2,953,695	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	2,850
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	4,907
		Series - 2017 LC26 (Class ASB)
597,323	g,i	Last Mile Logistics Pan Euro Finance DAC Series - 2021 1A (Class E)	EURIBOR 3 M + 2.700%	1.000	08/17/33	599
599,877	g,i	Last Mile Securities PE 2021 DAC Series - 2021 1A (Class D)	EURIBOR 3 M + 2.350%	2.350	08/17/31	573
7,250,000	g	Liberty Street Trust		3.597	02/10/36	6,949
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	3,854
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.413	09/10/39	1,304
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	2,566
		Series - 2020 1MW (Class C)
620,447	i	Merrill Lynch Mortgage Investors Trust Series - 2006 WMC1 (Class A1B)	LIBOR 1 M + 0.520%	2.278	01/25/37	593
355

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$283,353		Morgan Stanley Bank of America Merrill Lynch Trust		2.469%	02/15/46	$283
		Series - 2013 C7 (Class AAB)
2,779,525	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,699
		Series - 2014 C19 (Class LNC1)
915,824	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	883
		Series - 2014 C19 (Class LNC2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	4,561
		Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,559
		Series - 2015 C20 (Class AS)
1,250,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.602	02/15/48	1,196
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,441
		Series - 2015 C21 (Class A4)
6,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	6,207
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	2,898
		Series - 2015 C22 (Class AS)
3,380,820	g,i	Morgan Stanley Capital I Inc Series - 2021 ILP (Class C)	LIBOR 1 M + 1.377%	2.702	11/15/23	3,193
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,754
		Series - 2015 MS1 (Class A4)
388,737	†,i	Morgan Stanley Capital I Trust		6.282	12/12/49	194
		Series - 2007 IQ16 (Class AJ)
265,169	†,i	Morgan Stanley Capital I Trust		6.282	12/12/49	133
		Series - 2007 IQ16 (Class AJFX)
5,895,632		Morgan Stanley Capital I Trust		3.304	06/15/50	5,825
		Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,405
		Series - 2017 HR2 (Class A4)
2,840,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	2,795
		Series - 2018 H3 (Class AS)
5,027,114		Morgan Stanley Capital I Trust		4.310	12/15/51	4,965
		Series - 2018 H4 (Class A4)
713,840	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	645
		Series - 2021 4 (Class A4)
8,753,166	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	7,329
		Series - 2021 5 (Class A9)
5,860,773	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	4,909
		Series - 2021 6 (Class A9)
356

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,205,634	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500%	09/25/51	$2,007
		Series - 2021 6 (Class A4)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	2,775
		Series - 2017 712F (Class A)
500,000	g,i	MTN Commercial Mortgage Trust		5.568	03/15/39	475
		Series - 2022 LPFL (Class E)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,193
		Series - 2018 285M (Class A)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	2.824	07/15/36	14,784
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	3.124	07/15/36	4,908
		Series - 2019 MILE (Class B)
2,900,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	3.524	07/15/36	2,833
		Series - 2019 MILE (Class C)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	4.074	07/15/36	4,855
		Series - 2019 MILE (Class D)
2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	1,909
		Series - 2020 2PAC (Class A)
1,277,862	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	1,232
		Series - 2019 NQM4 (Class A3)
980,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	893
		Series - 2019 NQM4 (Class M1)
413,710	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.104	02/25/36	409
		Series - 2005 3 (Class A1)
1,825,000	g,i	NLT Trust		2.569	08/25/56	1,437
		Series - 2021 INV2 (Class M1)
11,681,502	g,i	OBX Trust		2.500	07/25/51	9,747
		Series - 2021 J2 (Class A19)
1,032,890	g,i	OBX Trust	LIBOR 1 M + 0.650%	2.274	06/25/57	1,011
		Series - 2018 1 (Class A2)
3,683,134	g,i	Oceanview Mortgage Trust		2.500	05/25/51	3,081
		Series - 2021 1 (Class A19)
5,434,000	g	Olympic Tower Mortgage Trust		3.566	05/10/39	4,977
		Series - 2017 OT (Class A)
5,120,000	g	One Bryant Park Trust		2.516	09/15/54	4,424
		Series - 2019 OBP (Class A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,957
		Series - 2013 SMV (Class B)
15,951,188	g,i	RCKT Mortgage Trust		2.500	02/25/52	13,288
		Series - 2022 2 (Class A22)
3,531,750	g,i	RCKT Mortgage Trust		3.500	06/25/52	3,153
		Series - 2022 4 (Class A22)
728,144	g,i	Sequoia Mortgage Trust		3.500	05/25/45	676
		Series - 2015 2 (Class A1)
608,920	g,i	Sequoia Mortgage Trust		3.500	06/25/46	576
		Series - 2016 1 (Class A19)
158,893	g,i	Sequoia Mortgage Trust		3.500	02/25/47	148
		Series - 2017 2 (Class A19)
49,536	g,i	Sequoia Mortgage Trust		3.500	04/25/47	46
		Series - 2017 3 (Class A19)
2,176,887	g,i	Sequoia Mortgage Trust		3.723	09/25/47	2,009
		Series - 2017 6 (Class B1)
357

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$64,920	g,i	Sequoia Mortgage Trust		3.500%	02/25/48	$61
		Series - 2018 2 (Class A19)
1,078,948	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,021
		Series - 2018 3 (Class A1)
106,269	g,i	Sequoia Mortgage Trust		4.000	09/25/48	104
		Series - 2018 7 (Class A19)
343,654	g,i	Sequoia Mortgage Trust		4.000	06/25/49	339
		Series - 2019 2 (Class A19)
1,560,762	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,457
		Series - 2019 5 (Class A19)
6,555,215	g,i	Sequoia Mortgage Trust		3.000	04/25/50	5,761
		Series - 2020 3 (Class A19)
6,115,769	g,i	Sequoia Mortgage Trust		2.500	06/25/51	5,112
		Series - 2021 4 (Class A19)
481,254	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	447
		Series - 2017 1 (Class A19)
7,750,000	g	SLG Office Trust		2.585	07/15/41	6,574
		Series - 2021 OVA (Class A)
26,865,000	g	SLG Office Trust		2.851	07/15/41	21,508
		Series - 2021 OVA (Class D)
10,128,200	g,i	SMR Mortgage Trust		2.929	02/15/39	9,773
		Series - 2022 IND (Class A)
9,645,905	g,i	SMR Mortgage Trust		4.229	02/15/39	9,229
		Series - 2022 IND (Class C)
1,205,738	g,i	SMR Mortgage Trust		5.229	02/15/39	1,147
		Series - 2022 IND (Class D)
5,000,000	g,i	SREIT Trust	LIBOR 1 M + 0.822%	2.146	11/15/36	4,792
		Series - 2021 MFP2 (Class A)
6,930,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	2.495	11/15/36	6,628
		Series - 2021 MFP2 (Class B)
7,302,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.026	10/25/33	6,752
		Series - 2021 DNA3 (Class M2)
140,861	g,i	STACR		3.761	02/25/48	138
		Series - 2018 SPI1 (Class M2)
29,416	g,i	STACR		3.827	05/25/48	29
		Series - 2018 SPI2 (Class M2)
2,100,000	g,i	STACR	LIBOR 1 M + 2.500%	4.124	02/25/50	1,797
		Series - 2020 DNA2 (Class B1)
2,640,000	g,i	STACR		4.926	11/25/50	2,486
		Series - 2020 HQA5 (Class B1)
347,448	g,i	Taurus UK DAC Series - 2021 UK1A (Class B)	SONIA Interest Rate Benchmark + 1.300%	1.908	05/17/31	403
506,281	g,i	Taurus UK DAC Series - 2021 UK1A (Class C)	SONIA Interest Rate Benchmark + 1.650%	2.258	05/17/31	579
12,117,239		UBS Commercial Mortgage Trust		3.256	06/15/50	11,868
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	1,958
		Series - 2017 C4 (Class ASB)
1,450,000		UBS Commercial Mortgage Trust		3.563	10/15/50	1,389
		Series - 2017 C4 (Class A4)
358

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,750,000		UBS Commercial Mortgage Trust	4.334%	10/15/51	$1,743
		Series - 2018 C13 (Class A4)
2,364,941		UBS-Barclays Commercial Mortgage Trust	2.850	12/10/45	2,363
		Series - 2012 C4 (Class A5)
2,070,000	g,i	Verus Securitization Trust	3.207	11/25/59	2,054
		Series - 2019 4 (Class M1)
1,564,258	g	Verus Securitization Trust	1.733	05/25/65	1,463
		Series - 2020 5 (Class A3)
2,041,104	g,i	Verus Securitization Trust	2.240	10/25/66	1,805
		Series - 2021 7 (Class A3)
1,893,894	g	VSE VOI Mortgage LLC	2.330	03/20/35	1,829
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,191
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust	3.405	12/15/47	1,699
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust	3.406	05/15/48	960
		Series - 2015 NXS1 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	1,918
		Series - 2015 NXS1 (Class B)
2,279,000	i	Wells Fargo Commercial Mortgage Trust	4.288	05/15/48	2,073
		Series - 2015 NXS1 (Class D)
7,828,105		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	7,642
		Series - 2016 C35 (Class ASB)
12,223,636		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	11,872
		Series - 2016 BNK1 (Class ASB)
12,098,244		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	11,867
		Series - 2016 LC24 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	847
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	1,923
		Series - 2017 RB1 (Class AS)
14,999,931		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	14,765
		Series - 2017 C38 (Class ASB)
2,197,255	i	Wells Fargo Commercial Mortgage Trust	3.903	07/15/50	1,968
		Series - 2017 C38 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	9,808
		Series - 2017 C39 (Class ASB)
4,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	3,948
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.425	07/15/58	977
		Series - 2015 NXS2 (Class B)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	5,829
		Series - 2016 C33 (Class AS)
247,111	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	243
		Series - 2019 2 (Class A17)
2,790,469	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	2,622
		Series - 2019 4 (Class A1)
696,107	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	611
		Series - 2020 4 (Class A17)
12,103,313	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	10,111
		Series - 2021 2 (Class A17)
359

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,053,806	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000%	08/25/51	$4,496
		Series - 2021 INV1 (Class A17)
5,509,170	g,i	Wells Fargo Mortgage Backed Securities Trust	3.320	08/25/51	4,599
		Series - 2021 INV1 (Class B1)
4,884,878	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	12/25/51	4,077
		Series - 2022 2 (Class A18)
4,366,570	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	03/25/52	3,800
		Series - 2022 INV1 (Class A18)
7,501,569	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	03/25/52	6,757
		Series - 2022 INV1 (Class A17)
1,770,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,753
		Series - 2013 C13 (Class AS)
3,643,117	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,637
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,046
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,157
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	3,799
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	7,957
		Series - 2013 C12 (Class AS)
326,075	g,i	WinWater Mortgage Loan Trust	3.908	06/20/44	306
		Series - 2014 1 (Class B4)
6,782,418	g,i	Woodward Capital Management	3.000	05/25/52	5,876
		Series - 2022 3 (Class A21)
		TOTAL OTHER MORTGAGE BACKED			1,358,203

		TOTAL STRUCTURED ASSETS			2,133,431
		(Cost $2,325,760)

		TOTAL BONDS			11,166,734
		(Cost $12,222,071)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*,e	Federal Home Loan Mortgage Corp			1,558
1,527,061	*	Federal National Mortgage Association			5,314
		TOTAL BANKS			6,872

		TOTAL PREFERRED STOCKS			6,872
		(Cost $49,941)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.4%

GOVERNMENT AGENCY DEBT - 2.6%
$10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	07/29/22	9,989
7,000,000		FAMC	0.000	08/26/22	6,981
10,000,000		Federal Farm Credit Bank (FFCB)	0.000	07/06/22	9,998
5,000,000		FFCB	0.000	07/12/22	4,998
29,197,000		FFCB	0.000	07/22/22	29,173
11,000,000		FFCB	0.000	07/25/22	10,990
5,461,000		FFCB	0.000	08/18/22	5,449
360

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,000,000		FFCB	0.000%	09/13/22	$14,941
22,000,000		FFCB	0.000	11/08/22	21,810
15,000,000		Federal Home Loan Bank (FHLB)	0.000	07/01/22	15,000
35,000,000		FHLB	0.000	07/07/22	34,992
10,000,000		FHLB	0.000	07/11/22	9,996
28,998,000		FHLB	0.000	07/15/22	28,982
20,000,000		FHLB	0.000	07/18/22	19,987
10,300,000		FHLB	0.000	07/19/22	10,293
30,000,000		FHLB	0.000	08/01/22	29,956
15,000,000		FHLB	0.000	08/02/22	14,977
8,000,000		FHLB	0.000	08/05/22	7,987
18,000,000		FHLB	0.000	09/16/22	17,927
		TOTAL GOVERNMENT AGENCY DEBT			304,426

REPURCHASE AGREEMENT - 0.2%
25,220,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	25,220
		TOTAL REPURCHASE AGREEMENT			25,220

TREASURY DEBT - 1.1%
30,000,000		United States Cash Management Bill	0.000	07/05/22	29,997
40,000,000		United States Treasury Bill	0.000	08/11/22	39,942
10,000,000		United States Treasury Bill	0.000	10/06/22	9,953
50,000,000		United States Treasury Note	1.500	09/15/22	49,983
		TOTAL TREASURY DEBT			129,875

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
168,751,931	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540		168,752
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			168,752

		TOTAL SHORT-TERM INVESTMENTS			628,273
		(Cost $629,002)
		TOTAL INVESTMENTS - 103.3%			11,885,908
		(Cost $12,990,722)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(382,963)
		NET ASSETS - 100.0%			$11,502,945

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
EURIBOR	EURO Interbank Offer Rate
361

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

GBP	Pound Sterling
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
SOFR	Secure Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
THB	Thai Baht
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $170,562,186.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $2,702,048,165 or 23.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $25,220,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.250%–1.625% and maturity dates 9/30/25–2/15/26, valued at $25,724,569.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond	250	09/21/22	$38,076	$38,586	$510

362

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

Forward foreign currency contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$24,339	CNY	161,179	Australia and New Zealand Banking Group	07/29/22	$268
	$294	EUR	277	Australia and New Zealand Banking Group	07/29/22	2
	$362	EUR	347	Australia and New Zealand Banking Group	07/29/22	(2)
	$375	EUR	355	Australia and New Zealand Banking Group	07/29/22	3
	$861	NZD	1,312	Australia and New Zealand Banking Group	07/29/22	41
EUR	4		$4	Australia and New Zealand Banking Group	07/29/22	(0)^
EUR	332		$351	Australia and New Zealand Banking Group	07/29/22	(3)
EUR	293		$308	Australia and New Zealand Banking Group	07/29/22	0 ^
Total						$309
	$76,723	EUR	71,506	Bank of America	07/29/22	$1,641
	$391	PEN	1,452	Bank of America	07/05/22	12
	$630	SEK	6,188	Bank of America	07/29/22	25
PEN	1,452		$379	Bank of America	07/05/22	(0)^
Total						$1,678
	$402	HUF	153,078	Citibank N.A.	07/29/22	$(1)
	$6,625	KRW	8,391,813	Citibank N.A.	09/02/22	106
	$499	NZD	789	Citibank N.A.	07/29/22	6
	$343	PLN	1,523	Citibank N.A.	07/29/22	4
	$684	THB	24,145	Citibank N.A.	08/02/22	(0)^
CAD	764		$594	Citibank N.A.	07/29/22	(1)
GBP	1,752		$2,203	Citibank N.A.	07/29/22	(69)
	$456	ZAR	7,320	Citibank N.A.	07/29/22	8
Total						$53
	$621	RON	2,931	Goldman Sachs	07/29/22	$2
Total						$2
	$6,566	AUD	9,187	Morgan Stanley	07/29/22	$224
	$467	EUR	449	Morgan Stanley	07/29/22	(4)
	$502	EUR	482	Morgan Stanley	07/29/22	(4)
	$610	EUR	571	Morgan Stanley	07/29/22	11
	$34	EUR	32	Morgan Stanley	07/29/22	0 ^
	$2	EUR	2	Morgan Stanley	07/29/22	(0)^
	$1,260	NOK	11,727	Morgan Stanley	07/29/22	69
	$379	PEN	1,452	Morgan Stanley	07/05/22	0 ^
	$384	PEN	1,457	Morgan Stanley	08/03/22	5
PEN	1,452		$384	Morgan Stanley	07/05/22	(5)
SEK	1,192		$117	Morgan Stanley	07/29/22	(1)
SEK	4,995		$515	Morgan Stanley	07/29/22	(26)
Total						$269
	$7,942	CAD	10,204	Toronto Dominion Bank	07/29/22	$15
	$780	EUR	735	Toronto Dominion Bank	07/29/22	8
	$21,121	GBP	16,830	Toronto Dominion Bank	07/29/22	624
	$1,100	ILS	3,775	Toronto Dominion Bank	07/29/22	17
	$25,555	JPY	3,261,546	Toronto Dominion Bank	07/29/22	1,474
CNY	27,421		$4,111	Toronto Dominion Bank	07/29/22	(16)
EUR	372		$398	Toronto Dominion Bank	07/29/22	(8)
EUR	116		$124	Toronto Dominion Bank	07/29/22	(3)
Total						$2,111
Total						$4,422
363

COLLEGE RETIREMENT EQUITIES FUND - Core Bond Account

^	Amount represents less than $1,000.

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
364

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.5%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$2,485,648	i	Trans Union LLC	LIBOR 1M + 2.250%	3.916%	12/01/28	$2,365
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,365

CONSUMER DURABLES & APPAREL - 0.0%
2,720,000	i	Crocs, Inc	SOFR 3M + 3.500%	4.450	02/20/29	2,470
		TOTAL CONSUMER DURABLES & APPAREL				2,470

CONSUMER SERVICES - 0.1%
2,977,099	i	1011778 BC ULC	LIBOR 1M + 1.750%	3.416	11/19/26	2,836
2,481,250	i	Stars Group Holdings BV	LIBOR 3M + 2.250%	4.500	07/21/26	2,355
		TOTAL CONSUMER SERVICES				5,191

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
375,000	h,i	II-VI, Inc	LIBOR 1 M + 2.750%	3.250	12/08/28	359
3,000,000	i	Select Medical Corp	LIBOR 1M + 2.500%	4.170	03/06/25	2,865
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				3,224

MEDIA & ENTERTAINMENT - 0.1%
1,990,000	i	Fluidra Finco SL	SOFR 1M + 2.000%	3.625	01/29/29	1,926
2,796,245	i	Nascar Holdings, Inc	LIBOR 1 M + 2.500%	4.166	10/19/26	2,682
2,332,916	i	Organon & Co	LIBOR 3M + 3.000%	4.625	06/02/28	2,240
		TOTAL MEDIA & ENTERTAINMENT				6,848

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,458,668	i	Avantor, Inc	LIBOR 1M + 2.250%	3.916	11/08/27	3,318
2,481,203	i	Jazz Financing Lux Sarl	LIBOR 1M + 3.500%	5.166	05/05/28	2,362
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5,680

RETAILING - 0.0%
2,985,000	i	Rexnord LLC	LIBOR 1 M + 2.250%	3.916	10/04/28	2,917
		TOTAL RETAILING				2,917

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1	h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%	2.750	10/22/28	0	^
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				0	^

SOFTWARE & SERVICES - 0.1%
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%	2.500	01/28/29	2,497
1,646,789	i	SS&C Technologies, Inc	LIBOR 1M + 1.750%	3.416	04/16/25	1,561
1,336,842	i	SS&C Technologies, Inc	LIBOR 1 M + 1.750%	3.416	04/16/25	1,268
		TOTAL SOFTWARE & SERVICES				5,326

UTILITIES - 0.0%
2,487,469	i	Core & Main LP	LIBOR 1 M + 2.500%	4.319	07/27/28	2,364
		TOTAL UTILITIES				2,364
		TOTAL BANK LOAN OBLIGATIONS				36,385
		(Cost $38,000)
365

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 99.2%

CORPORATE BONDS - 1.5%

BANKS - 0.1%
$3,000,000		Bank of America Corp	2.572%	10/20/32	$2,474
3,000,000		JPMorgan Chase & Co	2.545	11/08/32	2,493
		TOTAL BANKS			4,967

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,485,000	g	Albion Financing SARL	6.125	10/15/26	2,983
5,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	4,662
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,645

DIVERSIFIED FINANCIALS - 0.1%
3,125,000	g	Banco de Chile	2.990	12/09/31	2,609
3,000,000		Morgan Stanley	2.511	10/20/32	2,479
5,000,000		OneMain Finance Corp	3.500	01/15/27	4,000
		TOTAL DIVERSIFIED FINANCIALS			9,088

ENERGY - 0.3%
2,275,000		Ecopetrol S.A.	4.625	11/02/31	1,723
680,000	g	EQM Midstream Partners LP	7.500	06/01/27	656
5,000,000	g	Hess Midstream Operations LP	5.625	02/15/26	4,763
2,500,000	g	MEG Energy Corp	7.125	02/01/27	2,518
5,000,000	e	Murphy Oil Corp	5.875	12/01/27	4,666
5,000,000	e	Occidental Petroleum Corp	3.500	08/15/29	4,466
3,150,000	g	Parkland Corp	4.625	05/01/30	2,555
2,375,000		Petroleos Mexicanos	6.700	02/16/32	1,811
		TOTAL ENERGY			23,158

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000	g	Tenet Healthcare Corp	4.375	01/15/30	5,076
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,076

MATERIALS - 0.1%
2,950,000	g	Freeport Indonesia PT	5.315	04/14/32	2,674
3,275,000	g	GCC SAB de C.V.	3.614	04/20/32	2,673
5,000,000	g	SunCoke Energy, Inc	4.875	06/30/29	3,996
		TOTAL MATERIALS			9,343

MEDIA & ENTERTAINMENT - 0.2%
2,970,000	g	DISH DBS Corp	5.250	12/01/26	2,328
5,000,000	g	EIG Pearl Holdings Sarl	3.545	08/31/36	4,251
3,260,000	g	Misc Capital Two Labuan Ltd	3.750	04/06/27	3,062
5,000,000	g	Sirius XM Radio, Inc	3.125	09/01/26	4,461
1,575,000		TSMC Arizona Corp	1.750	10/25/26	1,448
2,000,000		TSMC Arizona Corp	4.250	04/22/32	1,972
		TOTAL MEDIA & ENTERTAINMENT			17,522
366

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$3,400,000	g	Avantor Funding, Inc	3.875%	11/01/29	$2,974
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,974

REAL ESTATE - 0.1%
5,000,000	g	Howard Hughes Corp	4.125	02/01/29	3,856
5,000,000	g	RLJ Lodging Trust LP	3.750	07/01/26	4,333
		TOTAL REAL ESTATE			8,189

RETAILING - 0.0%
4,340,000	g	Asbury Automotive Group, Inc	4.625	11/15/29	3,586
		TOTAL RETAILING			3,586

SOFTWARE & SERVICES - 0.1%
2,435,000	g	CA Magnum Holdings	5.375	10/31/26	2,110
2,830,000	g	Open Text Corp	3.875	12/01/29	2,382
3,600,000	g	Prosus NV	3.257	01/19/27	3,129
		TOTAL SOFTWARE & SERVICES			7,621

TELECOMMUNICATION SERVICES - 0.2%
2,900,000	e	AT&T, Inc	2.250	02/01/32	2,369
4,925,000	g	Iliad Holding SASU	6.500	10/15/26	4,433
3,000,000	g	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,520
3,100,000		Verizon Communications, Inc	2.355	03/15/32	2,570
		TOTAL TELECOMMUNICATION SERVICES			11,892

TRANSPORTATION - 0.1%
5,000,000	g	Grupo Aeromexico SAB de C.V.	8.500	03/17/27	4,808
1,700,000	g	Indian Railway Finance Corp Ltd	3.570	01/21/32	1,457
		TOTAL TRANSPORTATION			6,265

UTILITIES - 0.0%
1,450,000	g	Israel Electric Corp Ltd	3.750	02/22/32	1,297
		TOTAL UTILITIES			1,297

		TOTAL CORPORATE BONDS			118,623
		(Cost $138,154)

GOVERNMENT BONDS - 95.1%

AGENCY SECURITIES - 0.3%
14,435,000		Montefiore Medical Center	2.895	04/20/32	14,006
2,631,579		Reliance Industries Ltd	2.444	01/15/26	2,589
		TOTAL AGENCY SECURITIES			16,595

MORTGAGE BACKED - 2.5%
6,225,000	g,i	Federal Home Loan STACR REMIC Trust	3.176	08/25/33	6,114
10,000,000	g,i	Federal Home Loan STACR REMIC Trust	1.876	12/25/41	9,672
20,000,000	g,i	Federal Home Loan STACR REMIC Trust	4.276	05/25/42	19,014
19,199,207		Government National Mortgage Association (GNMA)	3.600	09/15/31	19,138
9,584,347		GNMA	3.650	02/15/32	9,604
367

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,178,598		GNMA	3.380%	07/15/35	$2,151
2,849,212		GNMA	3.870	10/15/36	2,853
36,972,539		GNMA	1.730	07/15/37	33,734
34,188,110		GNMA	4.250	09/15/38	34,580
23,771,193		GNMA	1.650	07/15/42	21,312
25,831,260		GNMA	2.750	01/15/45	25,040
5,213,576		GNMA	4.930	10/15/45	5,220
		TOTAL MORTGAGE BACKED			188,432

U.S. TREASURY SECURITIES - 92.3%
148,446,976	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	148,943
311,820,210	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	317,082
205,976,670	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	209,493
278,849,205	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	283,751
198,520,905	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	201,917
233,804,400	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	237,037
197,819,375	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	199,713
233,777,800	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	235,208
223,333,200	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	224,685
118,094,828	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	125,137
181,287,720	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	181,376
241,342,200	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	243,759
314,153,640	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	313,908
258,540,004	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	261,435
77,660,397	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	82,247
159,820,450	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	158,324
178,473,200	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	177,028
299,639,492	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	296,908
237,529,070	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	236,645
118,910,716	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	129,134
127,970,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/27	125,995
136,481,730	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	135,986
240,815,175	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	239,169
237,870,624	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	252,490
126,933,039	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	148,254
147,397,120	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	148,451
216,359,640	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	218,377
158,731,128	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	176,446
8,949,849	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	10,805
211,315,610	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	204,898
174,140,950	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	166,216
138,106,500	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	131,705
168,780,800	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	160,535
253,939,979	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	241,445
84,237,073	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/32	79,958
67,744,768	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	84,624
42,633,600	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/51	32,818
75,917,714	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/52	58,903
25,000,000		United States Treasury Note	2.875	05/15/32	24,719
		TOTAL U.S. TREASURY SECURITIES			6,905,524

		TOTAL GOVERNMENT BONDS			7,110,551
		(Cost $7,237,520)
368

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.4%
$4,214,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 1.125%	2.758%	02/28/41	$4,148
		Series - 2006 A (Class M4)
2,985,000	g	DB Master Finance LLC		2.045	11/20/51	2,650
		Series - 2021 1A (Class A2I)
5,870,500	g	DB Master Finance LLC		2.493	11/20/51	5,057
		Series - 2021 1A (Class A2II)
4,378,000	g	DB Master Finance LLC		2.791	11/20/51	3,607
		Series - 2021 1A (Class A23)
3,000,000	†,g	Industrial DPR Funding Ltd		5.380	04/15/34	2,923
		Series - 2022 1A (Class 1)
6,832,225	g	MVW LLC		1.830	05/20/39	6,232
		Series - 2021 2A (Class B)
6,930,055	g	Oak Street Investment Grade Net Lease Fund Series		2.380	11/20/51	6,276
		Series - 2021 2A (Class A1)
4,632,619	g	Sunnova Helios VIII Issuer LLC		2.790	02/22/49	4,196
		Series - 2022 A (Class A)
		TOTAL ASSET BACKED				35,089

OTHER MORTGAGE BACKED - 2.2%
5,000,000	g,i	BAMLL Commercial Mortgage Securities Trust		2.429	01/15/39	4,858
		Series - 2022 DKLX (Class A)
7,500,000	g,i	BAMLL Commercial Mortgage Securities Trust		3.429	01/15/39	7,209
		Series - 2022 DKLX (Class C)
2,500,000	g,i	BAMLL Commercial Mortgage Securities Trust		4.279	01/15/39	2,365
		Series - 2022 DKLX (Class D)
2,000,000	i	BENCHMARK Mortgage Trust		4.334	02/15/51	1,817
		Series - 2018 B2 (Class C)
26,370,303	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	2.521	10/15/38	24,847
		Series - 2021 XL2 (Class C)
1,400,193	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.846%	3.170	10/15/38	1,314
		Series - 2021 XL2 (Class E)
6,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.271%	2.595	12/15/38	5,729
		Series - 2021 CIP (Class B)
2,000,000	g,i	BX Commercial Mortgage Trust		3.119	01/17/39	1,925
		Series - 2022 AHP (Class B)
5,650,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 1.900%	3.225	10/15/36	5,353
		Series - 2021 PRM2 (Class D)
7,000,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 2.400%	3.725	10/15/36	6,606
		Series - 2021 PRM2 (Class E)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	1,973
		Series - 2013 CR6 (Class B)
1,000,000	i	COMM Mortgage Trust		4.696	10/10/47	967
		Series - 2014 LC17 (Class C)
2,500,000	i	COMM Mortgage Trust		4.621	10/10/48	2,452
		Series - 2015 CR26 (Class B)
5,147,244	g,i	Connecticut Avenue Securities		1.826	11/25/41	5,029
		Series - 2021 R02 (Class 2M1)
10,000,000	g,i	Connecticut Avenue Securities Trust		2.476	10/25/41	9,275
		Series - 2021 R01 (Class 1M2)
369

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$9,000,000	g,i	Connecticut Avenue Securities Trust		2.576%	12/25/41	$8,014
		Series - 2021 R03 (Class 1M2)
6,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	2.645	11/15/38	5,721
		Series - 2021 ELP (Class C)
4,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	3.443	11/15/38	4,253
		Series - 2021 ELP (Class E)
5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	3.624	10/15/38	4,623
		Series - 2021 EQAZ (Class E)
2,347,859	g,i	Freddie Mac STACR REMIC Trust		2.576	01/25/34	2,264
		Series - 2021 DNA5 (Class M2)
15,000,000	g,i	Freddie Mac STACR REMIC Trust		3.426	01/25/42	12,700
		Series - 2022 DNA1 (Class M2)
6,431,388	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		1.349	02/25/42	6,284
		Series - 2022 DNA2 (Class M1A)
4,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%	4.674	11/15/36	3,788
		Series - 2021 ARDN (Class E)
2,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.620	01/16/37	1,849
		Series - 2020 NNN (Class DFX)
3,986,816	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%	2.702	11/15/23	3,765
		Series - 2021 ILP (Class C)
2,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	2,280
		Series - 2019 PARK (Class D)
2,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	2,254
		Series - 2019 PARK (Class E)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	3.524	07/15/36	2,443
		Series - 2019 MILE (Class C)
7,716,724	g,i	SMR Mortgage Trust		3.679	02/15/39	7,442
		Series - 2022 IND (Class B)
2,000,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	2.495	11/15/36	1,913
		Series - 2021 MFP2 (Class B)
2,004,699	g	Verus Securitization Trust		3.000	11/25/59	1,992
		Series - 2019 4 (Class A3)
8,612,252	g,i	Verus Securitization Trust		2.240	10/25/66	7,617
		Series - 2021 7 (Class A3)
1,951,000	i	WFRBS Commercial Mortgage Trust		4.315	03/15/45	1,928
		Series - 2013 C11 (Class C)
		TOTAL OTHER MORTGAGE BACKED				162,849

		TOTAL STRUCTURED ASSETS				197,938
		(Cost $212,800)

		TOTAL BONDS				7,427,112
		(Cost $7,588,474)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.4%
$30,650,000	r	Fixed Income Clearing Corp (FICC)		1.450	07/01/22	30,650
		TOTAL REPURCHASE AGREEMENT				30,650

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
5,090,795	c	State Street Navigator Securities Lending Government Money Market Portfolio		1.540		5,091
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES				5,091
370

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

VALUE (000)
	TOTAL SHORT-TERM INVESTMENTS	$35,741
(Cost $35,741)
	TOTAL INVESTMENTS - 100.1%	7,499,238
(Cost $7,662,215)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(10,743)
	NET ASSETS - 100.0%	$7,488,495

LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,917,438.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $307,576,955 or 4.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $30,650,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $31,263,022.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2022 were as follows (dollar amounts are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note	(115)	09/21/22	$(13,828)	$(13,631)	$197
US Long Bond Future	(19)	09/21/22	(2,673)	(2,634)	39
Ultra U.S. Treasury Bond	(580)	09/21/22	(91,958)	(89,519)	2,439
Total	(714)		$(108,459)	$(105,784)	$2,675

371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.2%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$15,840,000	i	LTR Intermediate Holdings, Inc	LIBOR 3M + 4.500%	5.506%	05/05/28	$14,467
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				14,467

UTILITIES - 0.1%
16,940,000	i	TerraForm Power Operating LLC	SOFR 3M + 2.750%	4.161	05/20/29	16,495
		TOTAL UTILITIES				16,495

		TOTAL BANK LOAN OBLIGATIONS				30,962
		(Cost $32,372)

BONDS - 41.5%

CORPORATE BONDS - 15.6%

AUTOMOBILES & COMPONENTS - 0.2%
9,000,000		Aptiv plc		2.396	02/18/25	8,595
3,500,000		Dana, Inc		4.250	09/01/30	2,717
9,665,000		Ford Motor Co		3.250	02/12/32	7,229
12,925,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	11,624
		TOTAL AUTOMOBILES & COMPONENTS				30,165

BANKS - 2.2%
15,000,000	g	ABN AMRO Bank NV		2.470	12/13/29	12,785
6,925,000	g	Banco Nacional de Comercio Exterior SNC		2.720	08/11/31	6,078
11,575,000	g	Bank Hapoalim BM		3.255	01/21/32	9,897
11,985,000		Bank of America Corp		0.981	09/25/25	11,088
14,025,000		Bank of America Corp		2.456	10/22/25	13,359
15,000,000	i	Bank of America Corp	SOFR + 0.970%	1.959	07/22/27	14,300
12,500,000		Bank of America Corp		2.087	06/14/29	10,705
15,750,000		Bank of America Corp		2.687	04/22/32	13,222
10,000,000		Bank of Montreal		3.803	12/15/32	9,269
4,350,000	g	BNP Paribas S.A.		1.904	09/30/28	3,717
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	12,649
1,825,000		Canadian Imperial Bank of Commerce		0.950	10/23/25	1,646
11,250,000		Citigroup, Inc		0.776	10/30/24	10,725
8,000,000		Citigroup, Inc		1.281	11/03/25	7,428
6,375,000	i	Citigroup, Inc	SOFR + 0.694%	1.669	01/25/26	6,158
2,900,000		Citigroup, Inc		5.950	N/A‡	2,692
4,345,000		Citigroup, Inc		5.000	N/A‡	3,824
5,475,000		Citizens Bank NA		2.250	04/28/25	5,215
13,750,000		HSBC Holdings plc		2.206	08/17/29	11,549
10,000,000	g	ING Groep NV		1.400	07/01/26	9,084
10,000,000		ING Groep NV		2.727	04/01/32	8,322
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,702
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,825,000	g	Intesa Sanpaolo S.p.A	5.017%	06/26/24	$1,741
9,750,000	g	Intesa Sanpaolo S.p.A	3.250	09/23/24	9,439
6,000,000	g	Intesa Sanpaolo S.p.A	4.950	06/01/42	4,054
8,000,000	e,g	Itau Unibanco Holding S.A.	3.875	04/15/31	7,038
5,000,000		JPMorgan Chase & Co	1.040	02/04/27	4,422
10,990,000		JPMorgan Chase & Co	3.650	N/A‡	9,001
6,575,000	g	Kookmin Bank	2.500	11/04/30	5,541
4,000,000		Lloyds Banking Group plc	4.500	11/04/24	3,990
9,494,000		Lloyds Banking Group plc	3.870	07/09/25	9,376
11,125,000	g	National Australia Bank Ltd	2.332	08/21/30	8,943
10,000,000	g	National Australia Bank Ltd	2.990	05/21/31	8,356
12,638,000		National Bank of Canada	0.550	11/15/24	12,048
2,790,000		NatWest Group plc	2.359	05/22/24	2,740
10,000,000		People’s United Bank NA	4.000	07/15/24	9,945
11,500,000		SVB Financial Group	2.100	05/15/28	9,829
1,925,000		SVB Financial Group	3.125	06/05/30	1,656
12,775,000		SVB Financial Group	1.800	02/02/31	9,843
14,135,000		SVB Financial Group	4.100	N/A‡	9,721
11,675,000	g	UBS Group AG.	1.494	08/10/27	10,217
5,000,000	g	UBS Group AG.	2.746	02/11/33	4,069
15,275,000	g	UBS Group AG.	3.179	02/11/43	11,510
15,000,000	g	UniCredit S.p.A	2.569	09/22/26	13,418
3,600,000	g	UniCredit S.p.A	5.459	06/30/35	2,909
10,000,000	g	United Overseas Bank Ltd	2.000	10/14/31	9,011
3,835,000	g	USAA Capital Corp	2.125	05/01/30	3,285
12,125,000		Westpac Banking Corp	3.020	11/18/36	9,759
		TOTAL BANKS			378,275

CAPITAL GOODS - 0.4%
10,450,000		Carrier Global Corp	2.700	02/15/31	8,841
10,500,000	g	FMG Resources August 2006 Pty Ltd	6.125	04/15/32	9,450
4,150,000		Johnson Controls International plc	1.750	09/15/30	3,374
2,000,000	g	Korea East-West Power Co Ltd	3.600	05/06/25	1,979
4,400,000		Masco Corp	1.500	02/15/28	3,692
5,000,000		Otis Worldwide Corp	3.112	02/15/40	3,871
4,975,000		Parker-Hannifin Corp	4.200	11/21/34	4,621
450,000		Siemens Financieringsmaatschappij NV	1.200	03/11/26	407
12,500,000	g	Siemens Financieringsmaatschappij NV	1.200	03/11/26	11,314
10,500,000	g	Triton Container International Ltd	1.150	06/07/24	9,830
3,500,000	g	Triton Container International Ltd	3.150	06/15/31	2,829
3,575,000	e	Xylem, Inc	2.250	01/30/31	2,979
		TOTAL CAPITAL GOODS			63,187

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
6,625,000		Council Of Europe Development Bank	3.000	06/16/25	6,602
7,500,000		Mather Foundation	2.675	10/01/31	6,586
15,810,000		Rockefeller Foundation	2.492	10/01/50	11,494
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,682

CONSUMER DURABLES & APPAREL - 0.0%
5,950,000		Whirlpool Corp	2.400	05/15/31	4,932
		TOTAL CONSUMER DURABLES & APPAREL			4,932
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

CONSUMER SERVICES - 0.7%
$2,900,000		Bush Foundation		2.754%	10/01/50	$2,162
3,125,000		Conservation Fund		3.474	12/15/29	2,885
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	9,726
5,145,000		Low Income Investment Fund		3.711	07/01/29	4,992
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	6,757
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	2.366	02/01/24	3,425
1,720,000		Nature Conservancy		2.668	03/01/26	1,661
3,000,000		Nature Conservancy		3.001	03/01/29	2,823
5,450,000		Nature Conservancy		3.957	03/01/52	4,994
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	16,995
9,770,000		Preservation Of Affordable Housing, Inc		4.479	12/01/32	9,499
3,475,000		Salvation Army		5.637	09/01/26	3,665
20,000,000		Salvation Army		4.528	09/01/48	19,162
12,300,000		Starbucks Corp		2.450	06/15/26	11,600
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	10,083
11,065,000		YMCA of Greater New York		5.151	08/01/48	10,783
		TOTAL CONSUMER SERVICES				121,212

DIVERSIFIED FINANCIALS - 1.9%
9,400,000	i	AerCap Ireland Capital DAC	SOFR + 0.680%	2.193	09/29/23	9,271
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	9,440
10,500,000		AerCap Ireland Capital DAC		3.000	10/29/28	8,844
8,900,000		AerCap Ireland Capital DAC		3.300	01/30/32	7,124
10,200,000	e	Ally Financial, Inc		4.700	N/A‡	8,089
12,900,000		American Express Co		4.050	05/03/29	12,648
3,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	2,665
11,875,000	g	BPCE S.A.		1.652	10/06/26	10,629
20,525,000	g	BPCE S.A.		2.045	10/19/27	18,106
15,850,000	g	BPCE S.A.		3.116	10/19/32	12,771
8,375,000	e	Charles Schwab Corp		4.000	N/A‡	6,447
11,645,000		Community Preservation Corp		2.867	02/01/30	10,369
5,000,000	g	Credit Suisse Group AG.		1.305	02/02/27	4,301
9,750,000	g	Credit Suisse Group AG.		3.091	05/14/32	7,759
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,588
15,000,000		Ford Foundation		2.815	06/01/70	10,313
13,144,000		Goldman Sachs Group, Inc		0.855	02/12/26	11,958
8,300,000		ING Groep NV		4.017	03/28/28	7,905
5,375,000		ING Groep NV		4.252	03/28/33	5,018
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,312
10,000,000		Morgan Stanley		0.791	01/22/25	9,453
11,950,000		Morgan Stanley		0.985	12/10/26	10,587
1,450,000		Morgan Stanley		1.512	07/20/27	1,272
10,000,000		Morgan Stanley		2.239	07/21/32	8,101
14,150,000		Morgan Stanley		2.484	09/16/36	10,880
11,400,000	g,i	NatWest Markets plc	SOFR + 0.530%	1.739	08/12/24	11,277
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,239
1,295,000		Reinvestment Fund, Inc		3.166	11/01/23	1,274
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,971
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,059
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,506
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$15,240,000		Reinvestment Fund, Inc		3.880%	02/15/27	$14,818
7,435,000		Reinvestment Fund, Inc		3.930	02/15/28	7,194
10,250,000	g,i	Societe Generale S.A.	SOFR + 1.050%	1.998	01/21/26	9,879
11,150,000	g	Societe Generale S.A.		2.889	06/09/32	8,903
3,125,000	g	Societe Generale S.A.		4.027	01/21/43	2,210
4,475,000	e,g	Starwood Property Trust, Inc		5.500	11/01/23	4,425
7,900,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	7,469
7,787,000		Toyota Motor Credit Corp		2.150	02/13/30	6,741
4,825,000	g	UBS Group AG		1.008	07/30/24	4,672
8,475,000		Unilever Capital Corp		1.750	08/12/31	6,987
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,303
5,500,000	g	WLB Asset II C Pte Ltd		3.900	12/23/25	5,263
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,889
		TOTAL DIVERSIFIED FINANCIALS				331,929

ENERGY - 0.7%
8,000,000	g	Aker BP ASA		2.875	01/15/26	7,563
10,000,000	g	Aker BP ASA		4.000	01/15/31	8,982
9,875,000		BP Capital Markets America, Inc		2.772	11/10/50	6,851
2,650,000	e	Cenovus Energy, Inc		2.650	01/15/32	2,191
6,550,000	e	Cenovus Energy, Inc		3.750	02/15/52	4,976
9,575,000	e	ConocoPhillips Co		3.800	03/15/52	8,193
9,625,000		Enbridge, Inc		2.500	01/15/25	9,261
5,830,000		Enbridge, Inc		5.750	07/15/80	5,330
8,125,000		Equinor ASA		2.375	05/22/30	7,121
5,932,000		Equinor ASA		3.950	05/15/43	5,264
12,450,000		Equinor ASA		3.250	11/18/49	9,872
3,875,000		ONEOK, Inc		4.000	07/13/27	3,732
6,200,000		ONEOK, Inc		4.950	07/13/47	5,286
11,700,000	g	Santos Finance Ltd		3.649	04/29/31	9,924
7,540,000	e,g	Sunnova Energy Corp		5.875	09/01/26	6,560
12,850,000		Total Capital International S.A.		2.986	06/29/41	10,123
11,316,000		Total Capital International S.A.		3.127	05/29/50	8,650
		TOTAL ENERGY				119,879

FOOD & STAPLES RETAILING - 0.2%
15,563,000		SYSCO Corp		2.400	02/15/30	13,272
18,954,000		Walmart, Inc		1.800	09/22/31	16,092
		TOTAL FOOD & STAPLES RETAILING				29,364

FOOD, BEVERAGE & TOBACCO - 0.2%
6,150,000	g	Coca-Cola European Partners plc		1.500	01/15/27	5,457
10,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	9,600
16,674,000		PepsiCo, Inc		2.875	10/15/49	13,239
		TOTAL FOOD, BEVERAGE & TOBACCO				28,296

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,900,000		Cigna Corp		0.613	03/15/24	6,571
2,250,000		Mary Free Bed Rehabilitation Hospital		3.786	04/01/51	1,856
10,385,000		Stanford Health Care		3.027	08/15/51	7,906
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,333
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
$5,300,000		Procter & Gamble Co	3.000%	03/25/30	$5,001
12,975,000		Procter & Gamble Co	1.200	10/29/30	10,595
11,075,000		Unilever Capital Corp	2.000	07/28/26	10,421
5,523,000		Unilever Capital Corp	2.125	09/06/29	4,867
6,125,000		Unilever Capital Corp	1.375	09/14/30	4,979
9,425,000		Unilever Capital Corp	2.625	08/12/51	6,812
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			42,675

INSURANCE - 0.6%
11,450,000	g	AIA Group Ltd	3.375	04/07/30	10,715
11,400,000	g	Empower Finance 2020 LP	1.357	09/17/27	9,808
4,000,000	g	Empower Finance 2020 LP	1.776	03/17/31	3,208
8,178,000		First American Financial Corp	2.400	08/15/31	6,306
3,975,000	g	Five Corners Funding Trust	4.419	11/15/23	3,997
15,675,000	g	Five Corners Funding Trust II	2.850	05/15/30	13,636
4,700,000	g	Great-West Lifeco US Finance 2020 LP	0.904	08/12/25	4,265
1,500,000	g	HCA, Inc	4.375	03/15/42	1,207
5,200,000	g	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	5,226
10,000,000		Principal Financial Group, Inc	2.125	06/15/30	8,264
6,504,000		Prudential Financial, Inc	1.500	03/10/26	5,965
2,152,000		Prudential Financial, Inc	3.700	10/01/50	1,801
4,475,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,209
6,100,000		Reinsurance Group of America, Inc	3.150	06/15/30	5,389
14,024,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	12,968
		TOTAL INSURANCE			96,964

MATERIALS - 0.7%
10,000,000		Albemarle Corp	5.650	06/01/52	9,997
6,550,000	e,g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	5,813
10,000,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	8,175
10,500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	10,411
3,409,000		International Paper Co	4.800	06/15/44	3,200
12,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	11,430
10,000,000	g	Klabin Austria GmbH	7.000	04/03/49	9,081
3,250,000	g	LG Chem Ltd	3.625	04/15/29	3,091
6,925,000		LYB International Finance III LLC	3.375	10/01/40	5,332
5,000,000		Newmont Corp	2.250	10/01/30	4,150
9,875,000		PPG Industries, Inc	1.200	03/15/26	8,871
11,500,000		Sonoco Products Co	1.800	02/01/25	10,794
5,525,000		Sonoco Products Co	2.250	02/01/27	4,969
12,750,000		Sonoco Products Co	2.850	02/01/32	10,645
12,736,000	e	Teck Resources Ltd	3.900	07/15/30	11,714
		TOTAL MATERIALS			117,673

MEDIA & ENTERTAINMENT - 0.2%
10,000,000		Alphabet, Inc	1.100	08/15/30	8,207
6,250,000	g	Magallanes, Inc	5.050	03/15/42	5,318
12,025,000		Paramount Global	6.375	03/30/62	10,736
9,100,000	g	RGA Global Funding	2.700	01/18/29	8,051
		TOTAL MEDIA & ENTERTAINMENT			32,312
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$10,000,000		Amgen, Inc	2.000%	01/15/32	$8,139
10,875,000		Amgen, Inc	3.000	01/15/52	7,711
4,800,000		Bristol-Myers Squibb Co	2.350	11/13/40	3,551
7,700,000		Bristol-Myers Squibb Co	2.550	11/13/50	5,447
11,825,000		Bristol-Myers Squibb Co	3.700	03/15/52	10,213
8,975,000		Danaher Corp	2.800	12/10/51	6,465
5,625,000		Gilead Sciences, Inc	2.600	10/01/40	4,112
15,400,000		Gilead Sciences, Inc	2.800	10/01/50	10,747
12,550,000		Merck & Co, Inc	2.150	12/10/31	10,795
8,800,000		Merck & Co, Inc	2.750	12/10/51	6,499
7,000,000		PerkinElmer, Inc	2.250	09/15/31	5,531
5,400,000		Pfizer, Inc	1.750	08/18/31	4,516
10,375,000	g	Roche Holdings, Inc	1.930	12/13/28	9,170
9,175,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	9,244
14,675,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	12,274
8,500,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	6,362
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			120,776

REAL ESTATE - 0.7%
5,350,000		Alexandria Real Estate Equities, Inc	2.950	03/15/34	4,452
13,400,000		American Tower Corp	1.500	01/31/28	11,142
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,970
6,225,000		Brandywine Operating Partnership LP	3.950	11/15/27	5,872
9,095,000		Brixmor Operating Partnership LP	3.900	03/15/27	8,700
6,600,000		Brixmor Operating Partnership LP	2.250	04/01/28	5,660
5,975,000		Corporate Office Properties LP	2.750	04/15/31	4,831
2,600,000		Duke Realty LP	2.875	11/15/29	2,336
8,800,000		Federal Realty Investment Trust	1.250	02/15/26	7,873
1,975,000	e,g	HAT Holdings I LLC	6.000	04/15/25	1,891
10,970,000	g	HAT Holdings I LLC	3.375	06/15/26	9,434
10,000,000	g	HAT Holdings I LLC	3.750	09/15/30	7,975
5,125,000		Healthpeak Properties, Inc	2.125	12/01/28	4,426
3,900,000	e	Host Hotels & Resorts LP	2.900	12/15/31	3,096
11,075,000		Kilroy Realty LP	3.450	12/15/24	10,800
1,211,000		Kilroy Realty LP	2.650	11/15/33	937
8,550,000		National Community Renaissance of California	3.270	12/01/32	7,154
16,822,000		Regency Centers LP	3.750	06/15/24	16,716
8,245,000	g	Scentre Group Trust 2	5.125	09/24/80	6,797
4,430,000	g	Starwood Property Trust, Inc	4.375	01/15/27	3,846
		TOTAL REAL ESTATE			125,908

RETAILING - 0.1%
4,100,000		Advance Auto Parts, Inc	1.750	10/01/27	3,484
3,100,000		AutoNation, Inc	3.850	03/01/32	2,671
6,200,000		Genuine Parts Co	1.750	02/01/25	5,841
1,834,000		Genuine Parts Co	1.875	11/01/30	1,449
7,250,000		Genuine Parts Co	2.750	02/01/32	5,998
5,525,000		Lowe’s Cos, Inc	2.800	09/15/41	4,013
		TOTAL RETAILING			23,456
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$7,208,000		NXP BV		3.400%	05/01/30	$6,358
10,000,000	g	SK Hynix, Inc		2.375	01/19/31	7,876
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				14,234

SOFTWARE & SERVICES - 0.3%
3,250,000		Autodesk, Inc		2.400	12/15/31	2,653
9,500,000		Automatic Data Processing, Inc		1.700	05/15/28	8,544
10,000,000		Automatic Data Processing, Inc		1.250	09/01/30	8,168
7,725,000		Mastercard, Inc		1.900	03/15/31	6,596
3,400,000		Roper Technologies, Inc		1.400	09/15/27	2,912
7,500,000		Visa, Inc		1.900	04/15/27	6,918
17,000,000	e	Visa, Inc		1.100	02/15/31	13,600
		TOTAL SOFTWARE & SERVICES				49,391

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc		3.000	06/20/27	13,932
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				13,932

TELECOMMUNICATION SERVICES - 0.3%
9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	2.296	03/20/26	8,849
14,225,000		Verizon Communications, Inc		2.550	03/21/31	12,162
22,950,000		Verizon Communications, Inc		3.400	03/22/41	18,682
1,800,000		Vodafone Group plc		3.250	06/04/81	1,494
10,000,000		Vodafone Group plc		4.125	06/04/81	7,479
		TOTAL TELECOMMUNICATION SERVICES				48,666

TRANSPORTATION - 0.1%
6,950,000		Canadian Pacific Railway Co		2.450	12/02/31	5,946
5,650,000		Canadian Pacific Railway Co		3.000	12/02/41	4,419
8,785,000	e	Delta Air Lines, Inc		2.900	10/28/24	8,120
1,083,000		Vessel Management Services, Inc		5.125	04/16/35	1,143
		TOTAL TRANSPORTATION				19,628

UTILITIES - 4.7%
14,114,000		AES Corp		2.450	01/15/31	11,351
14,500,000	g	AES Gener S.A.		6.350	10/07/79	12,814
8,500,000		Algonquin Power & Utilities Corp		4.750	01/18/82	7,055
12,325,000	e	Ameren Illinois Co		2.900	06/15/51	9,030
3,605,000		Arizona Public Service Co		3.750	05/15/46	2,912
4,500,000		Atlantic City Electric Co		2.300	03/15/31	3,884
14,950,000		Avangrid, Inc		3.200	04/15/25	14,537
13,200,000		Avangrid, Inc		3.800	06/01/29	12,349
10,275,000		Avista Corp		4.350	06/01/48	9,687
5,900,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	5,573
9,750,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,966
13,500,000	g	Brooklyn Union Gas Co		4.487	03/04/49	11,447
9,875,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	8,586
12,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	10,032
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,675,000	e,g	Clearway Energy Operating LLC	3.750%	02/15/31	$11,025
3,550,000		CMS Energy Corp	4.750	06/01/50	3,111
3,100,000		CMS Energy Corp	3.750	12/01/50	2,370
11,300,000	g	Colbun S.A.	3.150	01/19/32	9,077
17,500,000		Commonwealth Edison Co	2.750	09/01/51	12,446
7,525,000	g	Consorcio Transmantaro SA	4.700	04/16/34	6,743
13,876,000		Consumers Energy Co	2.500	05/01/60	8,984
5,619,438	g	Continental Wind LLC	6.000	02/28/33	5,964
4,965,769	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	3,918
7,110,000	e	Dominion Energy, Inc	3.600	03/15/27	6,918
14,777,000		Dominion Energy, Inc	2.250	08/15/31	12,149
8,325,000		Dominion Energy, Inc	4.350	N/A‡	6,847
4,000,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	3,905
14,125,000		DTE Electric Co	1.900	04/01/28	12,589
9,025,000		DTE Electric Co	3.250	04/01/51	7,261
10,000,000		Duke Energy Florida LLC	2.500	12/01/29	8,886
4,000,000		Duke Energy Progress LLC	3.450	03/15/29	3,804
3,350,000	g	East Ohio Gas Co	1.300	06/15/25	3,080
8,850,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	8,549
11,625,000	g	EDP Finance BV	3.625	07/15/24	11,541
20,250,000	g	Electricite de France S.A.	3.625	10/13/25	19,886
11,735,000		Essential Utilities, Inc	2.704	04/15/30	10,206
9,375,000		Essential Utilities, Inc	3.351	04/15/50	7,071
12,025,000		Evergy, Inc	2.550	07/01/26	11,395
2,800,000		Eversource Energy	0.800	08/15/25	2,527
9,885,000		Georgia Power Co	3.250	04/01/26	9,598
8,700,000		Georgia Power Co	5.125	05/15/52	8,623
8,323,425	g	India Cleantech Energy	4.700	08/10/26	6,722
9,700,000	e	Interstate Power & Light Co	3.500	09/30/49	7,731
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	24,445
16,441,000	g	Liberty Utilities Finance GP	2.050	09/15/30	13,481
5,875,000		MidAmerican Energy Co	3.100	05/01/27	5,671
1,000,000		MidAmerican Energy Co	3.950	08/01/47	890
3,596,000		MidAmerican Energy Co	3.150	04/15/50	2,815
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,136
12,350,000		National Fuel Gas Co	5.500	01/15/26	12,395
2,250,000		National Fuel Gas Co	3.950	09/15/27	2,100
3,400,000	e	National Fuel Gas Co	4.750	09/01/28	3,339
11,250,000		National Fuel Gas Co	2.950	03/01/31	9,131
11,610,000	g	New York State Electric & Gas Corp	2.150	10/01/31	9,572
3,000,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	2,870
15,309,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	12,666
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,252
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	8,199
9,700,000		NiSource, Inc	5.000	06/15/52	9,473
5,250,000		Northwest Natural Gas Co	3.078	12/01/51	3,964
3,000,000		NorthWestern Corp	4.176	11/15/44	2,608
16,250,000		PacifiCorp	2.900	06/15/52	11,849
1,025,000	g	Pattern Energy Operations LP	4.500	08/15/28	892
7,113,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	5,290
630,000		Public Service Co of Colorado	4.750	08/15/41	606
5,000,000		Public Service Co of Colorado	3.200	03/01/50	3,925
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,975,000		Public Service Co of New Hampshire		3.600%	07/01/49	$2,481
6,134,000		Public Service Electric & Gas Co		3.200	08/01/49	4,858
19,475,000		Public Service Enterprise Group, Inc		0.800	08/15/25	17,588
10,000,000		Public Service Enterprise Group, Inc		1.600	08/15/30	7,942
10,825,000		Puget Energy, Inc		4.224	03/15/32	9,979
14,000,000		San Diego Gas & Electric Co		2.950	08/15/51	10,323
3,280,000		SCE Recovery Funding LLC		1.977	11/15/28	3,096
7,100,000		SCE Recovery Funding LLC		2.943	11/15/42	6,303
2,640,000		SCE Recovery Funding LLC		3.240	11/15/46	2,200
6,900,000	e	Sempra Energy		4.875	N/A‡	6,348
6,250,000	g	Sociedad de Transmision Austral S.A.		4.000	01/27/32	4,855
21,141,380	g	Solar Star Funding LLC		3.950	06/30/35	21,045
20,019,691	g	Solar Star Funding LLC		5.375	06/30/35	21,677
5,000,000		Southern California Edison Co		3.450	02/01/52	3,721
10,000,000		Southern Power Co		4.150	12/01/25	10,010
14,825,000		Southwestern Electric Power Co		3.250	11/01/51	10,970
5,613,000		Southwestern Public Service Co		3.750	06/15/49	4,729
18,650,000		Southwestern Public Service Co		3.150	05/01/50	14,237
25,174,620	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	23,677
15,750,000	g	Sweihan PV Power Co PJSC		3.625	01/31/49	13,026
18,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	16,303
18,111,942	g	Topaz Solar Farms LLC		4.875	09/30/39	15,622
10,170,190	g	Topaz Solar Farms LLC		5.750	09/30/39	9,229
5,000,000		Tucson Electric Power Co		1.500	08/01/30	3,988
8,305,191	g	UEP Penonome II S.A.		6.500	10/01/38	7,734
15,000,000		Union Electric Co		2.150	03/15/32	12,459
8,325,000		Union Electric Co		2.625	03/15/51	5,772
6,275,000		Union Electric Co		3.900	04/01/52	5,520
1,850,000	g	Vistra Corp		7.000	N/A‡	1,679
		TOTAL UTILITIES				797,089

		TOTAL CORPORATE BONDS				2,650,958
		(Cost $3,044,346)

GOVERNMENT BONDS - 21.1%

AGENCY SECURITIES - 1.7%
3,787,000		Canal Barge Co, Inc		4.500	11/12/34	3,883
13,323,954		Crowley Conro LLC		4.181	08/15/43	13,518
879,936		DY7 Leasing LLC		2.578	12/10/25	867
5,379,978		Ethiopian Leasing LLC		2.566	08/14/26	5,232
23,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	22,511
18,700,000		FHLMC		0.250	08/24/23	18,134
13,650,000		FHLMC		0.250	09/08/23	13,226
23,636,000		FHLMC		0.250	12/04/23	22,742
20,000,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	19,470
8,000,000		FNMA		0.625	04/22/25	7,481
18,880,000		FNMA		0.875	08/05/30	15,620
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	5,906
3,750,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	1.386	02/01/27	3,645
3,105,000		Lutheran Medical Center		1.982	02/20/30	2,862
15,240,000		Montefiore Medical Center		2.895	04/20/32	14,787
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$655,868		Overseas Private Investment Corp (OPIC)	2.040%	12/15/26	$644
	11,237,074		OPIC	3.220	09/15/29	11,168
	5,038,383		OPIC	1.790	10/15/29	4,739
	15,744,948		OPIC	2.360	10/15/29	15,142
	1,864,699		OPIC	2.610	04/15/30	1,812
	2,598,250		OPIC	2.930	05/15/30	2,547
	4,293,950		OPIC	3.040	05/15/30	4,227
	11,066,372		OPIC	3.430	06/01/33	10,993
	5,242,797		OPIC	2.450	07/15/38	4,760
	25,312,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	25,261
	4,000,000		PEFCO	3.550	01/15/24	4,029
	8,000,000		PEFCO	3.250	06/15/25	8,003
	12,497,756		Thirax LLC	0.968	01/14/33	10,861
	3,927,463		Thirax 2 LLC	2.320	01/22/34	3,623
	1,775,000		United States International Development Finance Corp	1.440	04/15/28	1,609
	1,000,000		United States International Development Finance Corp	1.650	04/15/28	916
	8,495,272		United States International Development Finance Corp	1.630	07/15/38	7,228
	2,386,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/23	2,386
	5,000,000		HUD	3.535	08/01/36	5,073
			TOTAL AGENCY SECURITIES			294,905

FOREIGN GOVERNMENT BONDS - 3.4%
	12,750,000		African Development Bank	0.750	04/03/23	12,553
	11,850,000	g	Arab Petroleum Investments Corp	1.483	10/06/26	10,712
	8,305,000		Asian Development Bank	1.875	08/10/22	8,305
	9,500,000		Asian Development Bank	2.125	03/19/25	9,252
	6,500,000		Asian Development Bank	1.750	08/14/26	6,138
	19,194,000		Asian Development Bank	3.125	09/26/28	19,048
	12,500,000		Asian Development Bank	1.500	03/04/31	10,910
EUR	7,925,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	6,537
	$12,400,000	g	BNG Bank NV	2.625	02/27/24	12,301
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	8,206
	$1,900,000	g	Caisse d’Amortissement de la Dette Sociale	0.625	02/18/26	1,731
	4,750,000	g	Caisse d’Amortissement de la Dette Sociale	1.375	01/20/31	4,042
	21,980,000		Canada Government International Bond	2.875	04/28/25	21,825
	7,000,000	g	CDP Financial, Inc	1.000	05/26/26	6,408
	10,075,000		Chile Government International Bond	3.100	05/07/41	7,666
	9,500,000		Chile Government International Bond	3.500	01/25/50	7,257
	15,000,000	g	Development Bank of Japan, Inc	0.500	03/04/24	14,340
	9,925,000	g	Egypt Government International Bond	5.250	10/06/25	8,119
	19,500,000		European Bank for Reconstruction & Development	1.625	09/27/24	18,901
	3,750,000		European Investment Bank	2.375	05/24/27	3,619
	3,725,000		European Investment Bank	0.625	10/21/27	3,266
	11,600,000	e	European Investment Bank	1.625	10/09/29	10,487
	19,749,000		European Investment Bank	0.750	09/23/30	16,380
	2,000,000		European Investment Bank	4.875	02/15/36	2,334
	1,925,000	g	Guatemala Government International Bond	5.375	04/24/32	1,768
	10,625,000		Inter-American Investment Corp	2.625	04/22/25	10,449
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$11,000,000		International Bank for Reconstruction & Development		0.625%	04/22/25	$10,266
14,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	14,752
20,150,000	j	International Bank for Reconstruction & Development		0.000	03/31/27	18,435
27,150,000	g	International Development Association		2.750	04/24/23	27,091
6,750,000		International Finance Corp		2.000	10/24/22	6,742
7,375,000		International Finance Corp		0.500	03/20/23	7,251
33,500,000	e	International Finance Corp		2.125	04/07/26	32,251
8,750,000		Japan International Cooperation Agency		1.750	04/28/31	7,556
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,191
8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	1.694	07/06/22	8,750
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	9,351
9,200,000	i	Kreditanstalt fuer Wiederaufbau	SOFR + 1.000%	2.169	02/12/24	9,331
11,250,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	10,732
9,537,000		Kreditanstalt fuer Wiederaufbau		1.000	10/01/26	8,736
13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	10,855
18,250,000	e,g	Nederlandse Waterschapsbank NV		1.750	01/15/25	17,649
19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	18,417
11,250,000	g	OMERS Finance Trust		3.500	04/19/32	10,969
8,000,000	g	OMERS Finance Trust		4.000	04/19/52	7,475
17,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	17,840
10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	10,520
10,690,000		Peruvian Government International Bond		3.000	01/15/34	8,769
12,700,000		Province of Manitoba Canada		3.050	05/14/24	12,664
10,000,000		Province of Quebec Canada		2.750	04/12/27	9,762
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,224
15,250,000		Province of Quebec Canada		1.900	04/21/31	13,423
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	8,780
7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	6,409
		TOTAL FOREIGN GOVERNMENT BONDS				585,745

MORTGAGE BACKED - 7.0%
5,780,000	g,i	Connecticut Avenue Securities Trust		2.826	12/25/41	5,207
3,000,000	g,i	Connecticut Avenue Securities Trust		5.426	01/25/42	2,630
7,995,000	g,i	Connecticut Avenue Securities Trust		4.026	03/25/42	7,476
13,610,000	g,i	Connecticut Avenue Securities Trust		4.798	05/25/42	13,236
7,120,000	g,i	Fannie CAS		5.576	06/25/42	7,147
100,616		Federal Home Loan Mortgage Corp (FHLMC)		4.000	06/01/42	101
1,042,998	i	FHLMC	LIBOR 1 M + 5.920%	4.596	03/15/44	130
3,351,496		FHLMC		4.000	10/01/47	3,368
1,966,798		FHLMC		4.000	06/01/48	1,972
3,535,632	i	FHLMC	LIBOR 1 M + 9.920%	7.802	06/15/48	3,621
3,299,996		FHLMC		4.000	07/01/48	3,307
2,439,467	i	FHLMC	LIBOR 1 M + 9.840%	7.722	10/15/48	2,433
9,540,658		FHLMC		3.000	11/01/49	8,987
9,795,326		FHLMC		2.000	09/25/50	1,155
18,006,981		FHLMC		2.500	02/25/51	2,901
12,968,074		FHLMC		3.000	11/01/51	12,265
1,530,957		FHLMC		3.000	11/01/51	1,439
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,387,054		FHLMC		3.000%	11/01/51	$1,319
1,847,903		FHLMC		3.000	11/01/51	1,747
19,964,834		FHLMC		2.000	02/01/52	17,404
24,197,758		FHLMC		2.500	02/01/52	21,859
22,236,344		FHLMC		2.500	03/01/52	20,084
17,089,675		FHLMC		2.500	03/01/52	15,443
2,884,530		FHLMC		3.000	04/01/52	2,696
209		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	0	^
3,930		FGLMC		8.000	01/01/31	4
115,628		FGLMC		4.500	07/01/33	119
841,601		FGLMC		7.000	12/01/33	906
240,347		FGLMC		7.000	05/01/35	256
538,387		FGLMC		5.000	06/01/36	567
153,838		FGLMC		5.000	07/01/39	162
286,715		FGLMC		4.500	10/01/44	295
331,713		FGLMC		4.500	11/01/44	339
484,900		FGLMC		4.500	11/01/44	499
265,391		FGLMC		4.500	12/01/44	272
405,743		FGLMC		4.500	12/01/44	417
1,168,334		FGLMC		3.500	04/01/45	1,149
4,687,716		FGLMC		3.500	10/01/45	4,595
4,246,619		FGLMC		4.000	12/01/45	4,291
612,819		FGLMC		4.500	06/01/47	634
1,247,600		FGLMC		4.000	09/01/47	1,256
882,031		FGLMC		3.500	12/01/47	863
1,224,299		FGLMC		4.000	07/01/48	1,228
3,742,681		FGLMC		4.500	08/01/48	3,823
2,523		Federal National Mortgage Association (FNMA)		8.000	07/01/24	3
13,948,349	i	FNMA		2.885	02/25/27	13,589
3,183,362	i	FNMA		3.412	06/25/28	3,151
15,250,000	i	FNMA		1.561	11/25/30	12,867
15,500,000	i	FNMA		1.292	01/25/31	12,803
1,227,084		FNMA		3.500	05/01/32	1,230
33,045,000	h	FNMA		2.500	07/25/32	31,555
1,392,029		FNMA		3.000	10/01/32	1,380
1,341,191		FNMA		5.000	05/01/35	1,410
894,562		FNMA		5.000	10/01/35	941
668,460		FNMA		5.000	02/01/36	704
23,740,000	h	FNMA		3.000	07/25/37	23,194
8,200,000	h	FNMA		3.500	07/25/37	8,149
1,251,526		FNMA		5.500	11/01/38	1,344
167,338		FNMA		3.000	05/01/40	159
530,374		FNMA		5.000	09/01/40	558
1,228,352		FNMA		5.000	05/01/41	1,293
15,226,053		FNMA		2.000	03/01/42	13,535
843,423		FNMA		4.000	09/01/42	847
1,719,279	i	FNMA	LIBOR 1 M + 5.950%	4.326	09/25/43	237
396,289		FNMA		4.000	01/01/44	400
1,360,176		FNMA		4.500	03/01/44	1,402
327,894		FNMA		4.500	06/01/44	337
4,105,043		FNMA		4.500	06/01/44	4,216
938,599		FNMA		4.500	08/01/44	964
2,369,525		FNMA		4.500	10/01/44	2,433
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,105,466		FNMA	4.500%	11/01/44	$4,202
769,043		FNMA	5.000	11/01/44	809
1,114,785		FNMA	4.500	12/01/44	1,145
445,398		FNMA	4.000	01/01/45	447
194,276		FNMA	4.500	03/01/45	198
298,347		FNMA	4.500	04/01/45	306
2,332,406		FNMA	3.500	05/01/45	2,298
1,165,921		FNMA	4.000	12/01/45	1,174
3,384,159		FNMA	3.500	01/01/46	3,309
4,007,649		FNMA	4.000	01/01/46	4,036
674,277		FNMA	4.000	04/01/46	677
3,796,322		FNMA	3.500	06/01/46	3,712
2,487,869		FNMA	3.500	07/01/46	2,433
4,217,876		FNMA	3.500	07/01/46	4,145
1,138,050		FNMA	3.500	08/01/46	1,113
338,971		FNMA	3.000	10/01/46	314
3,060,023		FNMA	3.500	10/01/46	2,992
5,771,949		FNMA	3.500	01/01/47	5,644
1,278,640		FNMA	4.500	05/01/47	1,320
1,849,751		FNMA	4.000	10/01/47	1,851
265,484		FNMA	3.500	11/01/47	261
316,772		FNMA	4.500	11/01/47	323
2,790,363		FNMA	4.000	12/01/47	2,797
3,404,801		FNMA	3.500	01/01/48	3,328
2,291,389		FNMA	4.500	01/01/48	2,338
1,850,998		FNMA	4.500	02/01/48	1,889
2,076,645		FNMA	4.000	03/01/48	2,081
7,477,937		FNMA	4.500	03/01/48	7,631
1,204,390		FNMA	4.500	05/01/48	1,230
1,592,607		FNMA	4.500	05/01/48	1,626
2,898,273		FNMA	5.000	08/01/48	3,026
54,740,000	h	FNMA	4.000	07/25/49	53,978
28,500,000	h	FNMA	4.500	07/25/49	28,608
13,708,921		FNMA	3.000	07/01/50	12,890
5,870,047		FNMA	2.000	08/25/50	829
15,493,774		FNMA	2.500	11/25/50	2,242
4,330,364		FNMA	3.000	02/25/51	870
39,721,687		FNMA	2.000	04/01/51	34,528
4,898,778		FNMA	3.000	09/01/51	4,614
5,336,945		FNMA	2.500	11/25/51	765
23,948,218		FNMA	2.000	12/01/51	20,877
6,658,081		FNMA	2.000	01/01/52	5,820
9,334,825		FNMA	2.500	01/01/52	8,431
855,192		FNMA	3.000	01/01/52	801
18,926,158		FNMA	2.000	02/01/52	16,499
14,600,389		FNMA	2.500	02/01/52	13,194
32,116,734		FNMA	2.500	02/01/52	29,001
25,318,619		FNMA	2.500	02/01/52	22,857
15,248,478		FNMA	2.500	02/01/52	13,763
5,294,043		FNMA	3.500	02/01/52	5,132
13,084,770		FNMA	2.000	03/01/52	11,378
18,539,487		FNMA	2.000	03/01/52	16,109
2,111,322		FNMA	2.500	04/01/52	1,904
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$26,423,899		FNMA	3.000%	04/01/52	$24,717
3,265,027		FNMA	3.000	04/01/52	3,053
4,308,646		FNMA	3.000	04/01/52	4,026
45,481,458		FNMA	3.000	04/01/52	42,555
33,382,141		FNMA	3.000	04/01/52	31,226
13,954,128		FNMA	3.500	05/01/52	13,448
24,489,444		FNMA	4.000	05/01/52	24,178
2,291,940		FNMA	4.000	06/01/52	2,263
1,545,000	h	FNMA	4.000	07/01/52	1,526
28,380,000	h	FNMA	3.500	07/25/52	27,291
31,790,000	h	FNMA	5.000	07/25/52	32,446
5,000,000	h	FNMA	5.000	08/25/52	5,088
2,075,000	g,i	Federal Home Loan STACR REMIC Trust	4.326	10/25/41	1,775
2,490,000	g,i	Federal Home Loan STACR REMIC Trust	4.426	03/25/42	2,378
19,370,000	g,i	Federal Home Loan STACR REMIC Trust	4.276	05/25/42	18,415
3,165,000	g,i	Federal Home Loan Structured Agency Credit Risk Debt Notes (STACR)	3.226	08/25/33	2,992
3,530,000	g,i	Federal Home Loan Structured Agency Credit Risk Debt Notes (STACR)	3.700	11/25/41	3,020
14,000,000	g,i	Federal Home Loan Structured Agency Credit Risk Debt Notes (STACR)	3.326	02/25/42	12,917
14,900,000	g,i	Federal Home Loan Structured Agency Credit Risk Debt Notes (STACR)	5.279	06/25/42	14,975
2,430,380		Government National Mortgage Association (GNMA)	2.580	08/15/25	2,419
8,544,582		GNMA	2.690	06/15/33	8,504
7,078,088		GNMA	3.700	10/15/33	7,046
60,304		GNMA	5.000	04/15/38	63
125,613		GNMA	6.500	11/20/38	138
7,242,074		GNMA	3.700	08/15/40	7,175
11,657,204		GNMA	2.750	01/15/45	11,300
1,769,153		GNMA	4.500	12/20/45	1,833
1,549,128		GNMA	4.000	06/20/46	210
4,889,402		GNMA	3.500	12/20/46	4,820
3,324,751		GNMA	3.500	01/20/47	3,281
16,802,000	h	GNMA	3.000	07/20/47	15,837
1,854,559		GNMA	3.500	10/20/50	1,820
6,034,164		GNMA	3.000	07/20/51	5,673
37,412,921		GNMA	2.500	05/20/52	34,284
55,967,606		GNMA	3.000	05/20/52	52,831
10,170,000	h	GNMA	2.000	07/20/52	9,030
14,510,000	h	GNMA	2.500	07/20/52	13,277
1,000,000	h	GNMA	3.500	07/20/52	972
4,882,442	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	4,076
3,235,448	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	2,947
3,096,165	g,i	GS Mortgage-Backed Securities Trust	2.500	05/01/52	2,793
3,514,000	†,g,i	J.P. Morgan Mortgage Trust	3.000	12/25/52	3,032
6,870,742	g,i	JP Morgan Mortgage Trust	2.500	07/25/52	5,802
10,599,212	g,i	JP Morgan Mortgage Trust	3.250	07/25/52	9,330
10,629,544	g,i	JP Morgan Mortgage Trust	3.000	08/25/52	9,361
5,457,529	g,i	JP Morgan Mortgage Trust	3.000	10/25/52	4,766
4,985,244	g,i	JP Morgan Mortgage Trust	3.000	11/25/52	4,323
		TOTAL MORTGAGE BACKED			1,187,280

MUNICIPAL BONDS - 3.1%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,986
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,157
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		California Earthquake Authority	1.477%	07/01/23	$2,944
915,000		California Health Facilities Financing Authority	4.353	06/01/41	857
675,000	g	California Municipal Finance Authority	4.250	11/01/23	670
455,000		California Municipal Finance Authority	2.138	08/15/27	410
350,000		California Municipal Finance Authority	2.288	08/15/28	310
500,000		California Municipal Finance Authority	3.694	08/15/56	376
16,250,000		Chicago Housing Authority	4.361	01/01/38	15,929
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	13,495
3,035,000		City & County of Honolulu HI	2.668	10/01/27	2,878
5,645,000		City & County of Honolulu HI	3.974	09/01/35	5,436
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,545
7,085,000		City & County of San Francisco CA	4.000	04/01/47	6,431
5,500,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	4,885
5,465,000		City & County of San Francisco CA Community Facilities District	3.482	09/01/50	4,448
350,000		City & County of San Francisco CA Community Facilities District No 2014-	3.091	09/01/36	300
5,395,000		City of Chicago IL	7.750	01/01/42	5,956
1,105,000		City of Chicago IL	7.750	01/01/42	1,184
1,250,000		City of Florence SC	4.250	12/01/34	1,238
1,000,000		City of Houston TX Combined Utility System Revenue	3.375	11/15/24	994
1,275,000		City of Houston TX Combined Utility System Revenue	4.172	11/15/38	1,206
7,500,000		City of Los Angeles CA	3.880	09/01/38	7,013
5,850,000		City of Los Angeles Department of Airports Customer Facility Charge Revenue	4.242	05/15/48	5,358
1,780,000	g	City of Miami FL	4.808	01/01/39	1,810
3,665,000		City of Norfolk VA	3.050	10/01/36	3,152
4,835,000		City of Oakland CA	2.070	01/15/29	4,296
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,265
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,569
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	7,611
23,050,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.825	11/01/41	18,324
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	17,130
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	988
5,255,000		City of Seattle WA Local Improvement District No 6751	2.999	11/01/43	4,606
5,235,000		City of Seattle WA Local Improvement District No 6751	3.079	11/01/43	4,552
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,603
7,650,000		County of Alameda CA	3.820	08/01/38	7,235
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,499
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	10,141
15,000		County of Saline AR	3.550	06/01/42	14
3,500,000		District of Columbia	3.432	04/01/42	2,892
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	15,053
1,075,000	g	Florida Development Finance Corp	6.750	12/01/56	1,063
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,000,000		Grant County Public Utility District No 2	5.470%	01/01/34	$1,024
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,217
22,445,000		Grant County Public Utility District No 2	2.918	01/01/40	17,820
9,255,000		Grant County Public Utility District No 2	3.210	01/01/40	7,600
3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	2,725
16,915,000		Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	14,720
1,100,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,202
210,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	211
640,000		Henry County Water Authority	3.000	01/01/43	500
850,000		Henry County Water Authority	3.200	01/01/49	649
1,000,000		Honolulu City & County Board of Water Supply	2.327	07/01/32	851
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	1,978
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,522
8,655,000		Los Angeles Community College District	2.106	08/01/32	7,345
1,025,000		Maine State Housing Authority	2.331	11/15/30	903
2,590,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	2,545
3,000,000		Massachusetts Clean Energy Cooperative Corp	2.020	07/01/28	2,690
3,000,000		Massachusetts Clean Energy Cooperative Corp	2.485	07/01/32	2,569
4,595,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	4,804
11,620,000		Metropolitan Transportation Authority	5.175	11/15/49	11,989
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,070
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,884
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,222
3,375,000		New Mexico Finance Authority	4.090	06/15/38	3,382
4,065,000		New York City Housing Development Corp	3.119	08/01/38	3,284
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,154
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,213
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,105
17,500,000		New York Transportation Development Corp	5.000	01/01/26	17,971
11,245,000		Ohio State Water Development Authority	4.879	12/01/34	11,849
13,250,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	967
3,470,000	†,g	Oregon State Business Development Commission	9.000	04/01/37	253
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,463
4,615,000		Papio-Missouri River Natural Resource District	2.088	12/15/24	4,534
4,500,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	4,510
7,250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	6,904
1,170,000		Pharr Economic Development Corp	3.513	08/15/30	1,117
1,140,000		Pharr Economic Development Corp	3.893	08/15/33	1,102
1,735,000	g	Public Finance Authority	7.500	06/01/29	1,761
1,250,000		Redevelopment Authority of the City of Philadelphia	1.927	09/01/27	1,126
1,710,000		Redevelopment Authority of the City of Philadelphia	3.172	09/01/41	1,419
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		San Francisco City & County Redevelopment Agency	4.375%	08/01/44	$1,911
3,870,000		Semitropic Improvement District of the Semitropic Water Storage District	3.293	12/01/35	3,437
36,330,000		State of California	3.750	10/01/37	36,270
11,565,000		State of California	4.600	04/01/38	11,694
10,050,000		State of California	4.988	04/01/39	10,121
9,000,000		State of Illinois	5.520	04/01/38	8,759
4,405,000		State of Michigan	3.590	12/01/26	4,409
2,500,000		State of Ohio	5.412	09/01/28	2,728
3,370,000		State of Texas	3.726	08/01/43	3,393
3,000		State of Wisconsin	5.700	05/01/26	3
1,650,000	g	Syracuse Industrial Development Agency	5.000	01/01/36	1,158
2,280,000		Tampa Bay Water	2.612	10/01/25	2,238
3,225,000		Tampa Bay Water	2.782	10/01/26	3,164
3,000,000		Tampa Bay Water	2.952	10/01/27	2,964
1,255,000		Texas Water Development Board	4.248	10/15/35	1,260
5,880,000		Texas Water Development Board	4.340	10/15/48	5,744
4,170,000		Texas Water Development Board	4.648	04/15/50	4,200
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,965
3,035,000		University of California	3.809	05/15/28	3,010
11,400,000		University of California	4.009	05/15/30	11,262
1,000,000		University of Cincinnati	3.250	06/01/29	998
1,560,000		University of Cincinnati	3.650	06/01/34	1,516
1,615,000		University of Cincinnati	3.700	06/01/35	1,543
18,000,000		University of New Mexico	3.532	06/20/32	17,620
500,000		Upper Allegheny Joint Sanitary Authority	3.550	09/01/39	436
1,500,000		Upper Allegheny Joint Sanitary Authority	3.800	09/01/49	1,267
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	4,852
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	2,748
750,000		Village of Bellwood IL	5.375	12/01/32	730
4,500,000		Village of Bellwood IL	6.000	12/01/50	4,287
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,041
		TOTAL MUNICIPAL BONDS			531,691

U.S. TREASURY SECURITIES - 5.9%
35,830,000		United States Treasury Bond	2.875	11/15/46	32,667
2,500,000		United States Treasury Bond	3.000	02/15/49	2,382
4,500,000		United States Treasury Note	1.750	09/30/22	4,499
21,821,000		United States Treasury Note	0.125	10/31/22	21,677
10,350,000		United States Treasury Note	0.125	12/31/22	10,226
19,250,000		United States Treasury Note	0.125	03/31/23	18,876
3,780,000		United States Treasury Note	0.250	09/30/23	3,655
31,765,000		United States Treasury Note	2.875	09/30/23	31,734
6,100,000		United States Treasury Note	2.625	12/31/23	6,070
38,095,000		United States Treasury Note	2.500	05/31/24	37,751
1,525,000		United States Treasury Note	2.250	10/31/24	1,499
7,085,000		United States Treasury Note	2.875	06/15/25	7,057
18,842,000		United States Treasury Note	2.500	02/28/26	18,480
162,557,000		United States Treasury Note	2.625	05/31/27	159,484
15,031,000		United States Treasury Note	0.500	10/31/27	13,132
35,275,000		United States Treasury Note	0.625	11/30/27	30,976
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$28,250,000		United States Treasury Note		1.125%	08/31/28	$25,142
23,690,000		United States Treasury Note		2.375	03/31/29	22,677
10,000,000		United States Treasury Note		2.875	04/30/29	9,883
238,417,000		United States Treasury Note		2.875	05/15/32	235,735
14,508,000		United States Treasury Note		1.875	02/15/41	11,378
4,700,000		United States Treasury Note		2.250	05/15/41	3,922
232,705,800		United States Treasury Note		2.250	02/15/42	197,327
27,300,000		United States Treasury Note		3.250	05/15/42	26,644
75,298,000		United States Treasury Note		2.250	02/15/52	61,968
		TOTAL U.S. TREASURY SECURITIES				994,841

		TOTAL GOVERNMENT BONDS				3,594,462
		(Cost $3,787,397)

STRUCTURED ASSETS - 4.8%

ASSET BACKED - 1.5%
99,904	g	AMSR Trust		1.819	04/17/37	95
		Series - 2020 SFR1 (Class A)
900,000	g	AMSR Trust		3.148	01/19/39	844
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust		3.247	01/19/39	743
		Series - 2019 SFR1 (Class D)
1,059,356	g,i	AREIT Trust	LIBOR 1 M + 1.384%	2.718	09/14/36	1,035
		Series - 2019 CRE3 (Class A)
4,500,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	3.424	10/15/35	4,318
		Series - 2020 EYP (Class C)
286,154	i	C-BASS Trust	LIBOR 1 M + 0.160%	1.784	07/25/36	273
		Series - 2006 CB6 (Class A1)
3,024,896	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.479	06/25/34	2,827
		Series - 2004 OPT1 (Class M1)
111,633	g	Corevest American Finance Trust		1.832	03/15/50	106
		Series - 2020 1 (Class A1)
1,413,396		Delta Air Lines Pass Through Trust		4.250	07/30/23	1,381
		Series - 2015 1 (Class B)
7,150,000		Delta Air Lines Pass Through Trust		3.204	04/25/24	6,911
		Series - 2019 1 (Class AA)
4,402,061		Delta Air Lines Pass Through Trust		2.000	06/10/28	3,840
		Series - 2020 1 (Class AA)
18,677,176		Delta Air Lines Pass Through Trust		2.500	06/10/28	16,354
		Series - 2020 1 (Class A)
128,873	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	2.724	05/25/37	128
		Series - 2007 2 (Class A2C)
3,660,693	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	3,154
		Series - 2021 3CS (Class A)
3,928,866	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	3,346
		Series - 2021 4GS (Class A)
14,216,383	g	GoodLeap Sustainable Home Solutions Trust		2.310	10/20/48	12,342
		Series - 2021 5CS (Class A)
5,008,853	g	GoodLeap Sustainable Home Solutions Trust		2.700	01/20/49	4,482
		Series - 2022 1GS (Class A)
3,298,787	g	GoodLeap Sustainable Home Solutions Trust		2.940	01/20/49	2,939
		Series - 2022 1GS (Class B)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$8,297,000	g	Grace Trust		2.347%	12/10/40	$6,858
		Series - 2020 GRCE (Class A)
2,892,549	g	HERO Funding Trust		3.840	09/21/40	2,892
		Series - 2015 1A (Class A)
816,927	g	HERO Funding Trust		3.990	09/21/40	790
		Series - 2014 2A (Class A)
1,424,731	g	HERO Funding Trust		3.750	09/20/41	1,407
		Series - 2016 2A (Class A)
1,343,914	g	HERO Funding Trust		4.050	09/20/41	1,338
		Series - 2016 1A (Class A)
505,610	g	HERO Funding Trust		3.080	09/20/42	492
		Series - 2016 3A (Class A1)
3,733,103	g	HERO Funding Trust		3.710	09/20/47	3,643
		Series - 2017 1A (Class A1)
3,731,333	g	HERO Funding Trust		3.190	09/20/48	3,564
		Series - 2017 3A (Class A1)
876,735	g	HERO Funding Trust		3.280	09/20/48	849
		Series - 2017 2A (Class A1)
4,036,442	g	HERO Funding Trust		4.670	09/20/48	3,970
		Series - 2018 1A (Class A2)
2,994,097	g	HERO Funding Trust		2.240	09/20/51	2,684
		Series - 2021 1A (Class A)
16,241	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	16
		Series - 2003 1 (Class M1)
599,972	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	2.773	01/17/38	594
		Series - 2018 SFR4 (Class B)
3,642,750	g	Loanpal Solar Loan Ltd		2.290	01/20/48	3,151
		Series - 2021 1GS (Class A)
6,157,856	g	Loanpal Solar Loan Ltd		2.220	03/20/48	5,259
		Series - 2021 2GS (Class A)
2,371,572	†,g	Mosaic Solar Loan Trust		0.000	04/20/46	2,253
		Series - 2020 1A (Class R)
1,574,138	g	Mosaic Solar Loan Trust		2.100	04/20/46	1,427
		Series - 2020 1A (Class A)
2,178,494	g	Mosaic Solar Loan Trust		3.100	04/20/46	2,004
		Series - 2020 1A (Class B)
2,479,953	g	Mosaic Solar Loan Trust		2.050	12/20/46	2,139
		Series - 2021 1A (Class B)
3,720,278	g	Mosaic Solar Loan Trust		1.440	06/20/52	3,193
		Series - 2021 3A (Class A)
3,457,428	g	Mosaic Solar Loans LLC		3.820	06/22/43	3,279
		Series - 2017 2A (Class A)
3,939,903	g	Mosaic Solar Loans LLC		1.640	04/22/47	3,450
		Series - 2021 2A (Class A)
2,500,000	g	Progress Residential Trust		2.082	10/17/38	2,153
		Series - 2021 SFR8 (Class D)
750,000	g	Progress Residential Trust		2.711	11/17/40	621
		Series - 2021 SFR9 (Class D)
2,331,704	g	Renew		3.670	09/20/52	2,176
		Series - 2017 1A (Class A)
4,971,711	g	Renew		3.950	09/20/53	4,731
		Series - 2018 1 (Class A)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,453,350	g	Renew		2.060%	11/20/56	$3,944
		Series - 2021 1 (Class A)
5,885,746		SCE Recovery Funding LLC		0.861	11/15/31	5,160
10,739	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.524	09/25/34	10
		Series - 2004 8 (Class M1)
37,523	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	2.624	09/25/34	37
		Series - 2004 8 (Class A9)
7,042,513	g	Sunnova Helios VII Issuer LLC		2.030	10/20/48	6,230
		Series - 2021 C (Class A)
3,932,901	g	Sunnova Helios VIII Issuer LLC		2.790	02/22/49	3,562
		Series - 2022 A (Class A)
2,760,464	g	Sunrun Athena Issuer LLC		5.310	04/30/49	2,695
		Series - 2018 1 (Class A)
9,076,604	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	8,226
		Series - 2019 2 (Class A)
5,960,716	g	Sunrun Callisto Issuer LLC		2.270	01/30/57	4,997
		Series - 2021 2A (Class A)
7,240,000	g	Sunrun Jupiter Issuer LLC		4.750	07/30/57	6,883
		Series - 2022 1A (Class A)
11,262,866	g	TES LLC		4.330	10/20/47	10,550
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,416
		Series - 2017 1A (Class B)
6,798,031	g	TES LLC		4.120	02/20/48	6,613
		Series - 2017 2A (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,120
		Series - 2019 A (Class A4)
5,400,000	g	Tesla Auto Lease Trust		0.560	03/20/25	5,210
		Series - 2021 A (Class A3)
6,650,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,354
		Series - 2021 A (Class A4)
6,250,000	g	Tesla Auto Lease Trust		1.180	03/20/25	5,898
		Series - 2021 A (Class C)
4,500,000	g	Tesla Auto Lease Trust		0.600	09/22/25	4,264
		Series - 2021 B (Class A3)
5,000,000	g	Tesla Auto Lease Trust		0.630	09/22/25	4,704
		Series - 2021 B (Class A4)
9,500,000		Toyota Auto Receivables Owner Trust		0.260	11/17/25	9,144
		Series - 2021 B (Class A3)
9,900,000		Toyota Auto Receivables Owner Trust		0.530	10/15/26	9,165
		Series - 2021 B (Class A4)
1,037,802	g	Tricon American Homes Trust		2.928	01/17/36	1,025
		Series - 2017 SFR2 (Class A)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	436
		Series - 2020 SFR1 (Class B)
13,952,092	g	Vivint Colar Financing V LLC		4.730	04/30/48	13,284
		Series - 2018 1A (Class A)
4,918,282	g	Vivint Solar Financing VII LLC		2.210	07/31/51	4,145
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				259,123

OTHER MORTGAGE BACKED - 3.3%
86,561	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	82
		Series - 2015 6 (Class A9)
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	3.574%	04/15/34	$3,885
		Series - 2021 ACEN (Class C)
2,115,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	1,677
		Series - 2021 8 (Class A3)
5,000,000	g	BANK		2.500	10/17/52	3,550
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	5,523
		Series - 2019 BN21 (Class C)
8,000,000	i	BANK		3.576	11/15/62	6,844
		Series - 2019 BN22 (Class C)
4,940,000	g,i	BBCMS Mortgage Trust		4.409	08/05/38	3,713
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,462
		Series - 2015 MSQ (Class A)
3,600,000	g	BBCMS Trust		3.894	09/15/32	3,589
		Series - 2015 MSQ (Class B)
2,750,000	g	BBCMS Trust		4.798	08/10/35	2,549
		Series - 2015 SRCH (Class C)
3,000,000	g,i	BBCMS Trust		3.811	02/15/53	2,615
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	916
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust		4.029	03/15/62	7,347
		Series - 2019 B10 (Class 3CCA)
5,200,000	g	BMO 360A		3.776	02/15/42	4,717
		Series - 2022 C1 (Class 360A)
10,478,112	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	2.521	10/15/38	9,873
		Series - 2021 XL2 (Class C)
12,000,000	g,i	BX Commercial Mortgage Trust		3.119	01/17/39	11,550
		Series - 2022 AHP (Class B)
5,000,000	g,i	BX TRUST		2.769	01/17/39	4,842
		Series - 2022 AHP (Class AS)
2,901,500	g,i	CCRC Affordable Multifamily Housing Mortgage Trust		5.703	06/25/34	2,831
		Series - 2017 Q005 (Class B)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	1,862
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.279	04/10/48	1,890
		Series - 2015 GC29 (Class C)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	3,627
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	2,786
		Series - 2019 GC41 (Class AS)
86,313	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	2.374	01/25/36	86
		Series - 2006 WFH1 (Class M4)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	2,924
		Series - 2016 CLNE (Class A)
3,740,000	g,i	COMM Mortgage Trust		3.527	10/10/29	3,570
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	2,844
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,082
		Series - 2013 300P (Class A1)
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,125,000	g	COMM Mortgage Trust		3.376%	01/10/39	$3,742
		Series - 2022 HC (Class C)
3,500,000	g,i	COMM Mortgage Trust		4.207	03/10/48	3,162
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust		4.428	05/10/48	1,040
		Series - 2015 CR23 (Class C)
1,000,000	i	COMM Mortgage Trust		4.428	05/10/48	884
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,159
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	897
		Series - 2019 GC44 (Class AM)
6,000,000	g,i	Commercial Mortgage Pass Through Certificates		3.896	01/10/39	5,432
		Series - 2022 HC (Class D)
1,273,220	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.224	05/25/24	1,268
		Series - 2014 C02 (Class 1M2)
2,888,909	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	4.624	07/25/24	2,878
		Series - 2014 C03 (Class 1M2)
1,155,000	g,i	Connecticut Avenue Securities Trust		2.476	10/25/41	1,071
		Series - 2021 R01 (Class 1M2)
2,800,000	g,i	Connecticut Avenue Securities Trust		4.226	11/25/41	2,395
		Series - 2021 R02 (Class 2B1)
1,965,000	g,i	Connecticut Avenue Securities Trust		2.576	12/25/41	1,750
		Series - 2021 R03 (Class 1M2)
1,685,000	g,i	Connecticut Avenue Securities Trust		3.676	12/25/41	1,414
		Series - 2021 R03 (Class 1B1)
6,620,000	g,i	Connecticut Avenue Securities Trust		4.426	03/25/42	6,298
		Series - 2022 R03 (Class 1M2)
2,830,000	g,i	Connecticut Avenue Securities Trust		3.926	04/25/42	2,690
		Series - 2022 R05 (Class 2M2)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	13,098
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		3.097	11/13/39	1,572
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.854	11/10/32	4,791
		Series - 2017 CALI (Class B)
3,501,785	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	3,102
		Series - 2021 NQM8 (Class A3)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,007
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	5,239
		Series - 2017 C8 (Class 85BB)
2,000,000	g,i	CSMC Series		3.388	10/25/59	1,825
		Series - 2019 NQM1 (Class M1)
102,725,000	g,i	DOLP Trust		0.665	05/10/41	4,474
		Series - 2021 NYC (Class X)
12,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	2.645	11/15/38	11,919
		Series - 2021 ELP (Class C)
7,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	3.443	11/15/38	7,088
		Series - 2021 ELP (Class E)
538,527	g,i	Flagstar Mortgage Trust		4.049	10/25/47	517
		Series - 2017 2 (Class B3)
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$60,430	g,i	Flagstar Mortgage Trust		4.000%	09/25/48	$60
		Series - 2018 5 (Class A11)
1,484,865	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,241
		Series - 2021 2 (Class A4)
4,586,311	g,i	Flagstar Mortgage Trust		2.500	06/01/51	3,830
		Series - 2021 4 (Class A21)
12,501,506	g,i	Flagstar Mortgage Trust		3.000	10/25/51	11,105
		Series - 2021 10IN (Class A1)
10,260,000		Freddie Mac Multiclass Certificates Series		1.878	01/25/31	9,140
		Series - 2021 P009 (Class A2)
7,324,000	i	Freddie Mac Multiclass Certificates Series		2.852	02/25/32	6,830
		Series - 2022 P013 (Class A2)
6,756,378		Freddie Mac Multifamily ML Certificates		1.877	07/25/37	5,563
		Series - 2021 ML08 (Class )
40,038,380	i	Freddie Mac Multifamily ML Certificates		1.779	11/25/37	5,669
		Series - 2021 ML08 (Class XCA)
3,196,873		Freddie Mac Multifamily ML Certificates		1.896	11/25/37	2,636
		Series - 2021 ML08 (Class )
16,667,783		Freddie Mac Multifamily ML Certificates		2.340	07/25/41	14,152
		Series - 2021 ML12 (Class AUS)
1,024,998		Freddie Mac Multifamily Structured Pass Through Certificates		1.518	09/25/35	820
		Series - 2020 Q012 (Class A3)
4,748,154		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	4,073
		Series - 2020 Q014 (Class A1)
16,694,823		Freddie Mac Multifamily Variable Rate Certificate		3.150	10/15/36	15,675
		Series - 2022 M068 (Class A)
6,115,000		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	5,209
		Series - 2020 M061 (Class A)
1,520,000	g,i	Freddie Mac STACR REMIC Trust		2.976	12/25/33	1,355
		Series - 2021 HQA2 (Class M2)
2,702,164	g,i	Freddie Mac STACR REMIC Trust		2.576	01/25/34	2,605
		Series - 2021 DNA5 (Class M2)
2,640,000	g,i	Freddie Mac STACR REMIC Trust		3.426	01/25/42	2,235
		Series - 2022 DNA1 (Class M2)
6,140,000	g,i	Freddie Mac STACR REMIC Trust		3.826	04/25/42	5,772
		Series - 2022 DNA3 (Class M1B)
2,972,000	g,i	GS Mortgage Securities Corp II		5.067	03/10/33	2,756
		Series - 2018 GS10 (Class WLSC)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	2.420	10/15/31	1,949
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	2,823
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		4.080	11/10/49	736
		Series - 2016 GS4 (Class C)
1,002,227	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	924
		Series - 2020 PJ2 (Class A4)
399,547	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	354
		Series - 2020 PJ4 (Class A4)
314,791	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	276
		Series - 2020 PJ5 (Class A4)
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,016,060	g,i	GS Mortgage-Backed Securities Corp Trust		2.500%	05/25/51	$851
		Series - 2020 PJ6 (Class A4)
2,923,433	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	2,446
		Series - 2021 PJ5 (Class A4)
5,224,360	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	4,625
		Series - 2022 PJ2 (Class A36)
2,503,370	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	09/25/52	2,192
		Series - 2022 PJ4 (Class A36)
422,289	g,i	GS Mortgage-Backed Securities Trust		3.642	05/25/50	374
		Series - 2020 PJ1 (Class B2)
1,172,816	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	982
		Series - 2021 PJ2 (Class A4)
8,665,792	g,i	GS Mortgage-Backed Securities Trust		2.500	11/25/51	7,234
		Series - 2021 PJ6 (Class A4)
10,988,212	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	9,179
		Series - 2021 PJ7 (Class A4)
5,027,894	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	4,209
		Series - 2021 PJ8 (Class A4)
5,613,903	g,i	GS Mortgage-Backed Securities Trust		3.000	10/25/52	4,885
		Series - 2022 PJ5 (Class A36)
663,521	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.232	08/19/45	618
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,550
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,625
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,547
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	6,315
		Series - 2019 30HY (Class A)
7,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	5,595
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	1,933
		Series - 2019 55HY (Class F)
1,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	833
		Series - 2019 55HY (Class D)
149,446	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.284	03/25/35	145
		Series - 2004 11 (Class 2A1)
480,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	443
		Series - 2020 NQM1 (Class M1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,779
		Series - 2013 C10 (Class AS)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	LIBOR 1 M + 2.170%	3.495	10/15/33	1,890
		Series - 2020 609M (Class C)
2,099,031	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.174	12/25/44	2,074
		Series - 2015 1 (Class B1)
93,607	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	89
		Series - 2015 3 (Class A19)
489,840	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	454
		Series - 2015 6 (Class A13)
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$223,990	g,i	JP Morgan Mortgage Trust		3.500%	05/25/46	$212
		Series - 2016 1 (Class A13)
241,736	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	228
		Series - 2017 2 (Class A13)
251,745	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	232
		Series - 2018 3 (Class A13)
169,533	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	157
		Series - 2018 4 (Class A13)
870,719	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	805
		Series - 2018 5 (Class A13)
878,687	g,i	JP Morgan Mortgage Trust		3.053	10/26/48	862
		Series - 2017 5 (Class A2)
117,415	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	115
		Series - 2018 8 (Class A13)
227,206	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	222
		Series - 2018 9 (Class A13)
39,880	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	39
		Series - 2019 1 (Class A3)
258,741	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	254
		Series - 2019 1 (Class A15)
535,226	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	2.574	10/25/49	529
		Series - 2019 INV1 (Class A11)
1,600,657	g,i	JP Morgan Mortgage Trust		3.852	06/25/50	1,440
		Series - 2020 1 (Class B2)
4,544,279	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	3,804
		Series - 2021 6 (Class A15)
2,375,801	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	1,989
		Series - 2021 7 (Class A15)
3,007,706	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,518
		Series - 2021 8 (Class A15)
1,272,740	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	1,065
		Series - 2021 10 (Class A15)
4,277,413	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	3,577
		Series - 2021 11 (Class A15)
1,183,445	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	990
		Series - 2021 12 (Class A15)
1,962,301	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	1,638
		Series - 2021 14 (Class A15)
6,179,233	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	5,159
		Series - 2021 15 (Class A15)
7,421,863	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	6,576
		Series - 2022 2 (Class A25)
6,752,806	g,i	JP Morgan Mortgage Trust		3.500	09/25/52	6,173
		Series - 2022 LTV2 (Class A6)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	9,585
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	3,853
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	3,798
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West		2.413	09/10/39	2,565
		Series - 2020 1MW (Class C)
2,000,000	g	Manhattan West Mortgage Trust		2.130	09/10/39	1,759
		Series - 2020 1MW (Class A)
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,169,000	g,i	Menora Mivtachim Holdings Ltd		4.070%	02/15/42	$1,675
		Series - 2022 C1 (Class 360D)
132,584	†,i	Morgan Stanley Capital I Trust		6.282	12/12/49	66
		Series - 2007 IQ16 (Class AJFX)
1,006,470	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	909
		Series - 2021 4 (Class A4)
4,077,062	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	3,414
		Series - 2021 5 (Class A9)
3,105,358	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,825
		Series - 2021 6 (Class A4)
2,630,333	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,203
		Series - 2021 6 (Class A9)
3,000,000	g,i	MSDB Trust		3.427	07/11/39	2,775
		Series - 2017 712F (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	2.824	07/15/36	5,663
		Series - 2019 MILE (Class A)
4,250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	3.524	07/15/36	4,152
		Series - 2019 MILE (Class C)
9,800,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	4.824	07/15/36	9,363
		Series - 2019 MILE (Class E)
1,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	5.574	07/15/36	1,418
		Series - 2019 MILE (Class F)
544,275	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	525
		Series - 2019 NQM4 (Class A3)
470,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	428
		Series - 2019 NQM4 (Class M1)
60,109	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.104	02/25/36	59
		Series - 2005 3 (Class A1)
5,439,612	g,i	OBX Trust		2.500	07/25/51	4,539
		Series - 2021 J2 (Class A19)
388,762	g,i	OBX Trust	LIBOR 1 M + 0.650%	2.274	06/25/57	380
		Series - 2018 1 (Class A2)
1,668,578	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,396
		Series - 2021 1 (Class A19)
11,800,000	g	One Bryant Park Trust		2.516	09/15/54	10,196
		Series - 2019 OBP (Class A)
4,699,000	g	One Market Plaza Trust		3.614	02/10/32	4,612
		Series - 2017 1MKT (Class A)
1,000,000	g	One Market Plaza Trust		3.845	02/10/32	969
		Series - 2017 1MKT (Class B)
4,800,366	g,i	RCKT Mortgage Trust		2.500	09/25/51	4,024
		Series - 2021 4 (Class A21)
7,440,646	g,i	RCKT Mortgage Trust		2.500	02/25/52	6,199
		Series - 2022 2 (Class A22)
5,680,000	g,i	RCKT Mortgage Trust		3.500	06/25/52	5,070
		Series - 2022 4 (Class A22)
494,595	g,i	Sequoia Mortgage Trust		3.500	05/25/45	459
		Series - 2015 2 (Class A1)
202,972	g,i	Sequoia Mortgage Trust		3.500	06/25/46	192
		Series - 2016 1 (Class A19)
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$467,056	g,i	Sequoia Mortgage Trust		3.500%	04/25/47	$431
		Series - 2017 3 (Class A19)
682,033	g,i	Sequoia Mortgage Trust		3.723	09/25/47	629
		Series - 2017 6 (Class B1)
103,872	g,i	Sequoia Mortgage Trust		3.500	02/25/48	98
		Series - 2018 2 (Class A19)
14,169	g,i	Sequoia Mortgage Trust		4.000	09/25/48	14
		Series - 2018 7 (Class A19)
82,878	g,i	Sequoia Mortgage Trust		4.000	06/25/49	82
		Series - 2019 2 (Class A19)
204,938	g,i	Sequoia Mortgage Trust		3.500	12/25/49	191
		Series - 2019 5 (Class A19)
1,575,034	g,i	Sequoia Mortgage Trust		3.000	04/25/50	1,384
		Series - 2020 3 (Class A19)
2,974,488	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,486
		Series - 2021 4 (Class A19)
317,951	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	300
		Series - 2017 2 (Class A1)
11,640,000	g	SLG Office Trust		2.585	07/15/41	9,873
		Series - 2021 OVA (Class A)
5,350,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.026	10/25/33	4,947
		Series - 2021 DNA3 (Class M2)
58,931	g,i	STACR		3.761	02/25/48	58
		Series - 2018 SPI1 (Class M2)
74,055	g,i	STACR		3.827	05/25/48	73
		Series - 2018 SPI2 (Class M2)
65,000	g,i	STACR		4.926	11/25/50	61
		Series - 2020 HQA5 (Class B1)
1,125,000	g,i	STWD Mortgage Trust	LIBOR 1 M + 1.257%	2.581	11/15/36	1,075
		Series - 2021 LIH (Class AS)
4,000,000	g	SUMIT Mortgage Trust		2.789	02/12/41	3,561
		Series - 2022 BVUE (Class A)
982,000	g,i	Verus Securitization Trust		3.207	11/25/59	974
		Series - 2019 4 (Class M1)
601,638	g	Verus Securitization Trust		1.733	05/25/65	563
		Series - 2020 5 (Class A3)
2,863,574	g,i	Verus Securitization Trust		2.240	10/25/66	2,533
		Series - 2021 7 (Class A3)
1,030,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,029
		Series - 2012 LC5 (Class AS)
65,304	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	64
		Series - 2019 2 (Class A17)
278,443	g,i	Wells Fargo Mortgage Backed Securities Trust		3.000	07/25/50	244
		Series - 2020 4 (Class A17)
7,353,853	g,i	Wells Fargo Mortgage Backed Securities Trust		2.500	06/25/51	6,144
		Series - 2021 2 (Class A17)
2,529,226	g,i	Wells Fargo Mortgage Backed Securities Trust		2.500	12/25/51	2,111
		Series - 2022 2 (Class A18)
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$192,402	g,i	WinWater Mortgage Loan Trust	3.908%	06/20/44	$180
		Series - 2014 1 (Class B4)
3,577,015	g,i	Woodward Capital Management	3.000	05/25/52	3,099
		Series - 2022 3 (Class A21)
		TOTAL OTHER MORTGAGE BACKED			568,462

		TOTAL STRUCTURED ASSETS			827,585
		(Cost $916,054)

		TOTAL BONDS			7,073,005
		(Cost $7,747,797)

SHARES		COMPANY

COMMON STOCKS - 56.7%

AUTOMOBILES & COMPONENTS - 1.4%
229,881	*	American Axle & Manufacturing Holdings, Inc	1,731
124,010	*	Aptiv plc	11,045
168,484		Bayerische Motoren Werke AG.	13,061
63,469		Bayerische Motoren Werke AG. (Preference)	4,527
14,525		BorgWarner, Inc	485
404,472		Cie Generale des Etablissements Michelin S.C.A	11,046
201,288		Daimler AG. (Registered)	11,690
275,872	*	Lordstown Motors Corp	436
188,001		Magna International, Inc	10,323
39,191	*	Modine Manufacturing Co	413
492	*,e	Rivian Automotive, Inc	13
200,200	*	Tesla, Inc	134,819
2,511,300	*	Toyota Motor Corp	38,748
243,482		Valeo S.A.	4,744
		TOTAL AUTOMOBILES & COMPONENTS	243,081

BANKS - 2.9%
2,364		Ameris Bancorp	95
1,021,856		Australia & New Zealand Banking Group Ltd	15,564
2,921,198		Banco Bilbao Vizcaya Argentaria S.A.	13,270
1,238,840		Bank Hapoalim Ltd	10,403
207,025		Bank of Montreal	19,908
365,664		Bank of Nova Scotia	21,641
50,471		Bank OZK	1,894
2,405		Banner Corp	135
50,885		Berkshire Hills Bancorp, Inc	1,260
2,949,000		BOC Hong Kong Holdings Ltd	11,710
8,511		Brookline Bancorp, Inc	113
1,840		Cadence BanCorp	43
6,038		Camden National Corp	266
333,495		Canadian Imperial Bank of Commerce	16,195
934,241		Citigroup, Inc	42,966
526,419		Citizens Financial Group, Inc	18,788
2,120		Columbia Banking System, Inc	61
118,712		Comerica, Inc	8,711
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

784		Commerce Bancshares, Inc	$51
439,243		Commonwealth Bank of Australia	27,442
889		Community Trust Bancorp, Inc	36
3,881		Cullen/Frost Bankers, Inc	452
47,906	*	Customers Bancorp, Inc	1,624
701,393		DBS Group Holdings Ltd	15,008
90,936		Erste Bank der Oesterreichischen Sparkassen AG.	2,311
7,467		Federal Agricultural Mortgage Corp (FAMC)	729
7,030		First Busey Corp	161
47,961		First Interstate Bancsystem, Inc	1,828
50,469		First Republic Bank	7,278
1,019		Glacier Bancorp, Inc	48
1,984		Hancock Whitney Corp	88
616,500		Hang Seng Bank Ltd	10,925
4,964		Heritage Financial Corp	125
19,873		HomeStreet, Inc	689
5,138,647		HSBC Holdings plc	33,568
320,493		Huntington Bancshares, Inc	3,856
7,422,427		Intesa Sanpaolo S.p.A.	13,891
196,067		KBC Groep NV	11,031
241,046		Keycorp	4,153
25,729		Live Oak Bancshares, Inc	872
17,431	*	Mr Cooper Group, Inc	640
27,409		National Bank Holdings Corp	1,049
39,440		National Bank of Canada	2,588
9,051		Old National Bancorp	134
1,100		Oversea-Chinese Banking Corp	9
58,756		Pinnacle Financial Partners, Inc	4,249
261,888		PNC Financial Services Group, Inc	41,318
756,972		Regions Financial Corp	14,193
1,852,800		Resona Holdings, Inc	6,930
484,345		Societe Generale	10,709
1,705,724		Standard Chartered plc	12,877
346,100		Sumitomo Mitsui Trust Holdings, Inc	10,697
21,623	*	SVB Financial Group	8,541
2,226	*	Texas Capital Bancshares, Inc	117
6,965		TFS Financial Corp	96
20,196	*	The Bancorp, Inc	394
459,471		Toronto-Dominion Bank	30,130
4,787		Trico Bancshares	219
581,017		Truist Financial Corp	27,558
2,114		UMB Financial Corp	182
18,027		Univest Financial Corp	459
2,021		Westamerica Bancorporation	113
1,110		Wintrust Financial Corp	89
10,858		WSFS Financial Corp	435
57,728		Zions Bancorporation	2,938
		TOTAL BANKS	495,853

CAPITAL GOODS - 3.4%
240,951		3M Co	31,181
362		A.O. Smith Corp	20
359,542		ABB Ltd	9,642
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

790		Acuity Brands, Inc	$122
247		Allegion plc	24
188,087		Ashtead Group plc	7,913
469,637		Assa Abloy AB	10,022
1,105,709	*	Atlas Copco AB	10,349
1,241,341	*	Atlas Copco AB	10,401
94,228	*	Axon Enterprise, Inc	8,779
688	*	Beacon Roofing Supply, Inc	35
11,104	*,e	Bloom Energy Corp	183
237,076		Bouygues S.A.	7,317
39,132		Brenntag AG.	2,562
356,826	*	CAE, Inc	8,793
19,327		Carlisle Cos, Inc	4,612
273,764		Carrier Global Corp	9,762
263,610		Caterpillar, Inc	47,123
800,385		CNH Industrial NV	9,257
39,191		Cummins, Inc	7,585
76,259		Curtiss-Wright Corp	10,071
39,200		Daifuku Co Ltd	2,243
81,100		Daikin Industries Ltd	13,021
92,545		DCC plc	5,758
137,649		Deere & Co	41,222
396		Dover Corp	48
203,445		Eaton Corp	25,632
59,664		Eiffage S.A.	5,397
1,733		EMCOR Group, Inc	178
54,610		Emerson Electric Co	4,344
131,662		Fastenal Co	6,573
98,411		Ferguson plc	11,024
109,955		Fortive Corp	5,979
1,653		Fortune Brands Home & Security, Inc	99
422	*	Generac Holdings, Inc	89
12,219		Herc Holdings, Inc	1,102
159,317		Hexcel Corp	8,334
58,000	*	Hitachi Construction Machinery Co Ltd	1,288
1,155		Husqvarna AB (B Shares)	9
1,811		IDEX Corp	329
216,639		Illinois Tool Works, Inc	39,482
361,745		Johnson Controls International plc	17,320
1,220,570		Keppel Corp Ltd	5,702
417,800		Komatsu Ltd	9,303
383,900		Kubota Corp	5,753
14,888		Legrand S.A.	1,105
86		Lennox International, Inc	18
70,700		Marubeni Corp	634
191,233		Masco Corp	9,676
107,738	*	Mercury Systems, Inc	6,931
501,500		Mitsubishi Corp	14,935
7,392		Moog, Inc (Class A)	587
57,642		MTU Aero Engines Holding AG.	10,560
4,501	*	MYR Group, Inc	397
333,800		Obayashi Corp	2,428
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,069		Owens Corning, Inc	$525
69,075		PACCAR, Inc	5,688
455		Pentair plc	21
396		Quanta Services, Inc	50
43,630		Rockwell Automation, Inc	8,696
4,744		Rush Enterprises, Inc (Class A)	229
298,998		Sandvik AB	4,873
168,489		Schneider Electric S.A.	20,076
355,600		Shimizu Corp	1,964
215,351		Siemens AG.	22,137
829,300		Singapore Technologies Engineering Ltd	2,441
81,375		Skanska AB (B Shares)	1,252
29,742		SKF AB (B Shares)	441
9,787		Snap-On, Inc	1,928
77,937		Trane Technologies plc	10,122
34,082	*	United Rentals, Inc	8,279
20,908	*	Vectrus, Inc	700
229,354		Vestas Wind Systems A.S.	4,877
697,434		Volvo AB (B Shares)	10,852
14,621		W.W. Grainger, Inc	6,644
1,964	e	Wabash National Corp	27
351,801		Wartsila Oyj (B Shares)	2,758
3,684	*	WESCO International, Inc	395
40,330		Woodward Inc	3,730
47,485		WSP Global, Inc	5,369
39,243		Xylem, Inc	3,068
700		Yaskawa Electric Corp	23
		TOTAL CAPITAL GOODS	580,418

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
834		ABM Industries, Inc	36
33,977		ACCO Brands Corp	222
134,701		Adecco S.A.	4,591
1,000	*	ASGN Inc	90
372		Booz Allen Hamilton Holding Co	34
3,969		Brambles Ltd	29
17,641		Cintas Corp	6,589
324,198	*	Copart, Inc	35,227
1,380	*	FTI Consulting, Inc	250
5,059		Heidrick & Struggles International, Inc	164
120,130		Intertek Group plc	6,175
154,820	*	KAR Auction Services, Inc	2,287
45,168		Kelly Services, Inc (Class A)	896
37,996		Randstad Holdings NV	1,836
299,100		Recruit Holdings Co Ltd	8,809
674,477		RELX plc	18,313
304		Ritchie Bros Auctioneers, Inc	20
57,550		Robert Half International, Inc	4,310
3,908		SGS S.A.	8,964
13,665		Teleperformance	4,219
133,646		TransUnion	10,690
2,948	*	TriNet Group, Inc	229
15,743		Verisk Analytics, Inc	2,725
163,893		Waste Management, Inc	25,072
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

29,805		Wolters Kluwer NV	$2,889
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	144,666

CONSUMER DURABLES & APPAREL - 1.1%
74,165		Adidas-Salomon AG.	13,174
543,400		Barratt Developments plc	3,040
68,119		Berkeley Group Holdings plc	3,097
93,508		Burberry Group plc	1,876
51,782		DR Horton, Inc	3,427
622		Electrolux AB	8
111,512		Essilor International S.A.	16,907
42,842		Ethan Allen Interiors, Inc	866
68,431		Gildan Activewear, Inc	1,970
58,468	*	GoPro, Inc	323
9,916	*	Green Brick Partners, Inc	194
804		Hasbro, Inc	66
13,679		Hermes International	15,395
25,198	*	iRobot Corp	926
18,915	*	Lovesac Co	520
30,662	*	Lululemon Athletica, Inc	8,359
10,439		Newell Brands Inc	199
525,950		Nike, Inc (Class B)	53,752
2,099	*	NVR, Inc	8,405
990,000		Panasonic Corp	7,993
31,468		Pandora AS	1,999
39,656		Persimmon plc	902
714		Pulte Homes, Inc	28
9,326		Puma AG. Rudolf Dassler Sport	619
7,186		PVH Corp	409
22,299		SEB S.A.	2,152
296,900		Sekisui House Ltd	5,212
141,735	*,e	Sonos, Inc	2,557
320,600		Sony Corp	26,147
1,172,098		Taylor Wimpey plc	1,669
94,128	*	Tupperware Brands Corp	597
62,501		VF Corp	2,761
		TOTAL CONSUMER DURABLES & APPAREL	185,549

CONSUMER SERVICES - 1.1%
138,079	*	Accor S.A.	3,767
38,630	e	ADT, Inc	238
30,274	*	American Public Education, Inc	489
25,097	*	Booking Holdings, Inc	43,894
36,920	*	Bright Horizons Family Solutions	3,121
29,278		Carriage Services, Inc	1,161
757,435		Compass Group plc	15,551
85,084	*	Dave & Buster’s Entertainment, Inc	2,789
26,676		Domino’s Pizza, Inc	10,396
40,919	*	El Pollo Loco Holdings, Inc	403
1,669		Graham Holdings Co	946
266,854		Hilton Worldwide Holdings, Inc	29,738
575		IDP Education Ltd	9
177,301		InterContinental Hotels Group plc	9,423
65,700		Oriental Land Co Ltd	9,175
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,085	*	Planet Fitness, Inc	$2,046
3,541	*	Shake Shack, Inc	140
76,407	*	Six Flags Entertainment Corp	1,658
577,532		Starbucks Corp	44,118
96,848	*	Terminix Global Holdings, Inc	3,937
21,354		Vail Resorts, Inc	4,656
81,211		Wendy’s	1,533
129,335		Whitbread plc	3,922
95,091	*,e	WW International Inc	608
		TOTAL CONSUMER SERVICES	193,718

DIVERSIFIED FINANCIALS - 3.6%
758,051		3i Group plc	10,275
200,617		Ally Financial, Inc	6,723
324,322		American Express Co	44,958
68,442		Ameriprise Financial, Inc	16,267
24,514		Annaly Capital Management, Inc	145
571,062		Bank of New York Mellon Corp	23,819
74,227		BlackRock, Inc	45,207
540		Carlyle Group, Inc	17
733,367		Charles Schwab Corp	46,334
144,266		CME Group, Inc	29,531
47,319		Deutsche Boerse AG.	7,946
357,731		Discover Financial Services	33,834
47,803		Eurazeo	2,970
9,996		Factset Research Systems, Inc	3,844
103,844	e	Franklin Resources, Inc	2,421
163,276		Goldman Sachs Group, Inc	48,496
10,629	*	Green Dot Corp	267
351,146		Hong Kong Exchanges and Clearing Ltd	17,366
377,156		Intercontinental Exchange Group, Inc	35,468
43,051		Invesco Ltd	694
159,305		London Stock Exchange Group plc	14,865
20,217	*,e	Lundin Energy MergerCo AB	823
132,179		Macquarie Group Ltd	15,049
20,516		MarketAxess Holdings, Inc	5,252
88,313		Moody’s Corp	24,019
615,356		Morgan Stanley	46,804
25,768		Nasdaq Inc	3,931
2,220,800	*	Nomura Holdings, Inc	8,068
133,240		Northern Trust Corp	12,855
136,500		ORIX Corp	2,288
5,978	*	PRA Group, Inc	217
2,150	*	PROG Holdings, Inc	35
9,000		Raymond James Financial, Inc	805
159,824		S&P Global, Inc	53,870
111,688		Schroders plc	3,649
2,200		Singapore Exchange Ltd	15
96,869		St. James’s Place plc	1,303
2,388,396		Standard Life Aberdeen plc	4,662
139,371		State Street Corp	8,592
1,437		Synchrony Financial	40
72,577		T Rowe Price Group, Inc	8,245
1,140,159		UBS Group AG	18,433
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

27,954	e	Voya Financial, Inc	$1,664
29,612		Wendel	2,482
		TOTAL DIVERSIFIED FINANCIALS	614,548

ENERGY - 2.9%
402,618		Antero Midstream Corp	3,644
195,724		APA Corp	6,831
318,287	e	ARC Resources Ltd	4,013
293,113		Baker Hughes Co	8,462
5,246,507		BP plc	24,635
660,777		Cenovus Energy, Inc	12,572
3,725		ChampionX Corp	74
211,330		Cheniere Energy, Inc	28,113
572,201		ConocoPhillips	51,389
2,773	*	Delek US Holdings, Inc	72
165,899		Devon Energy Corp	9,143
587,257		Enbridge, Inc	24,800
2,808,200		ENEOS Holdings, Inc	10,567
169,970		EOG Resources, Inc	18,771
230,776		EQT Corp	7,939
444,939		Equinor ASA	15,504
537,285		Galp Energia SGPS S.A.	6,287
1,424		Halliburton Co	45
107,779		Hess Corp	11,418
203,403	e	Imperial Oil Ltd	9,589
11,900		Inpex Holdings, Inc	127
5,808	e	Keyera Corp	133
1,074,170		Kinder Morgan, Inc	18,003
754,687	*	Kosmos Energy Ltd	4,671
20,217	e	Lundin Petroleum AB	14
102,791		Marathon Petroleum Corp	8,450
263,195		Neste Oil Oyj	11,707
348,621		NOV, Inc	5,895
178,764		Occidental Petroleum Corp	10,526
5,830	*	Oceaneering International, Inc	62
163,865		OMV AG.	7,707
23,705		ONEOK, Inc	1,316
20,321		Ovintiv, Inc	898
170,132	e	Parkland Corp	4,621
776		Phillips 66	64
90,936		Pioneer Natural Resources Co	20,286
872,643	e	Repsol YPF S.A.	12,864
1,016,355		Schlumberger Ltd	36,345
820,135	*	Southwestern Energy Co	5,126
511,314		Suncor Energy, Inc	17,939
636,418		Total S.A.	33,499
227,929		Valero Energy Corp	24,224
241,654		Woodside Energy Group Ltd	5,311
		TOTAL ENERGY	483,656

FOOD & STAPLES RETAILING - 0.7%
220,700		Aeon Co Ltd	3,834
357,735		Alimentation Couche-Tard, Inc	13,954
211,466	*	BJ’s Wholesale Club Holdings, Inc	13,179
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

253,286		Coles Group Ltd	$3,117
77,367		George Weston Ltd	9,038
1,743,514		J Sainsbury plc	4,339
98,864		Kesko Oyj (B Shares)	2,340
83,380		Koninklijke Ahold Delhaize NV	2,170
131,921		Loblaw Cos Ltd	11,898
37,655		Metro, Inc	2,021
51,050	*	Performance Food Group Co	2,347
38,843		Pricesmart, Inc	2,782
63,935		SpartanNash Co	1,929
217,628	*,e	Sprouts Farmers Market, Inc	5,510
4,087,739		Tesco plc	12,740
101,575	*	United Natural Foods, Inc	4,002
275,225	*	US Foods Holding Corp	8,444
394,030		Woolworths Ltd	9,678
		TOTAL FOOD & STAPLES RETAILING	113,322

FOOD, BEVERAGE & TOBACCO - 2.2%
282,500		Ajinomoto Co, Inc	6,889
79,480		Archer-Daniels-Midland Co	6,168
396,182		Associated British Foods plc	7,645
1,758		Bunge Ltd	159
54,454		Campbell Soup Co	2,617
1,254,533		Coca-Cola Co	78,923
212,158	*	Coca-Cola European Partners plc (Class A)	10,949
224,192		Coca-Cola HBC AG.	4,995
283,993		Danone	15,904
14,883	*	Darling International, Inc	890
36,706		Fresh Del Monte Produce, Inc	1,084
414,948		General Mills, Inc	31,308
2,360	*	Hain Celestial Group, Inc	56
232,560		Hormel Foods Corp	11,014
147,961		Kellogg Co	10,556
117,888		Kerry Group plc (Class A)	11,274
132,700		Kikkoman Corp	7,062
81,660		McCormick & Co, Inc	6,798
114,667		Mowi ASA	2,622
604,554		Nestle S.A.	70,656
29,600		Nissin Food Products Co Ltd	2,045
304,982		Orkla ASA	2,443
459,362		PepsiCo, Inc	76,557
141,100		Suntory Beverage & Food Ltd	5,328
6,454	*	TreeHouse Foods, Inc	270
1,632,100		Wilmar International Ltd	4,750
		TOTAL FOOD, BEVERAGE & TOBACCO	378,962

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
40,998	*	Abiomed, Inc	10,147
47,507	*	Align Technology, Inc	11,243
175,429	*	Allscripts Healthcare Solutions, Inc	2,602
136,598	e	Amplifon S.p.A.	4,200
64,063	*	Angiodynamics, Inc	1,240
8,730	*	AtriCure, Inc	357
1,253	*	Axonics Modulation Technologies, Inc	71
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,376		Baxter International, Inc	$88
45,447		BioMerieux	4,456
4,607		Cardinal Health, Inc	241
24,393		Carl Zeiss Meditec AG.	2,933
249,927	*	Cerus Corp	1,322
185,105		Cigna Corp	48,779
23,683		Cochlear Ltd	3,252
50,637		Coloplast AS	5,786
22,324	*	Computer Programs & Systems, Inc	714
38,899		Cooper Cos, Inc	12,180
13,160	*	Covetrus, Inc	273
188	*	DaVita, Inc	15
265	*	Demant A.S.	10
197,075		Dentsply Sirona, Inc	7,041
216,882	*	Dexcom, Inc	16,164
403,947	*	Edwards Lifesciences Corp	38,411
115,182		Elevance Health, Inc	55,585
151,984	*	Envista Holdings Corp	5,857
334,461		Fisher & Paykel Healthcare Corp	4,167
13,596	*	Globus Medical, Inc	763
82,796		GN Store Nord	2,921
120,298		HCA Healthcare, Inc	20,217
59,326	*	Health Catalyst, Inc	860
26,027	*	Henry Schein, Inc	1,997
5,801	*,e	Heska Corp	548
106,534	*	Hologic, Inc	7,383
96,758		Humana, Inc	45,290
56,367	*	IDEXX Laboratories, Inc	19,770
8,609	*	Inogen, Inc	208
527	*	Insulet Corp	115
166,811	*	Intuitive Surgical, Inc	33,481
43,017		Laboratory Corp of America Holdings	10,081
27,738		LeMaitre Vascular, Inc	1,263
8,932	*	LivaNova plc	558
1,869	*	Meridian Bioscience, Inc	57
39,504	*	Merit Medical Systems, Inc	2,144
98,516	*	NextGen Healthcare, Inc	1,718
257	*	Novocure Ltd	18
40,050	*,e	Omnicell, Inc	4,556
387,642	*,e	Opko Health, Inc	981
57,111	*	OraSure Technologies, Inc	155
32,369	*	Orthofix Medical Inc	762
13,628	*	Penumbra, Inc	1,697
2,830		Premier, Inc	101
26,663		Quest Diagnostics, Inc	3,546
49,098	*	QuidelOrtho Corp	4,771
143,876		Ramsay Health Care Ltd	7,287
78,245		Resmed, Inc	16,402
33,611		Sonova Holdings AG	10,741
22,395	*	Staar Surgical Co	1,588
30,738		STERIS plc	6,337
68,100		Sysmex Corp	4,109
5,738	*	Tactile Systems Technology, Inc	42
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

15,158	*	Tandem Diabetes Care, Inc	$897
4,565	*	Teladoc, Inc	152
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	450,650

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
33,243		Beiersdorf AG.	3,411
16,496		Clorox Co	2,326
293,681		Colgate-Palmolive Co	23,536
367,053		Essity AB	9,595
113,986		Henkel KGaA	7,003
148,576		Henkel KGaA (Preference)	9,194
172,700		Kao Corp	7,003
61,948		Kimberly-Clark Corp	8,372
71,650		L’Oreal S.A.	24,877
674,396		Procter & Gamble Co	96,971
220,600		Shiseido Co Ltd	8,892
216,400	e	Uni-Charm Corp	7,262
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	208,442

INSURANCE - 2.3%
1,404,168		Aegon NV	6,047
304,689		Aflac, Inc	16,859
1,727,200		AIA Group Ltd	18,872
115,468		Allianz AG.	22,136
107,535		Allstate Corp	13,628
11,647		Arthur J. Gallagher & Co	1,899
713,225	e	Assicurazioni Generali S.p.A.	11,392
734,358		AXA S.A.	16,774
250,168		Chubb Ltd	49,178
1,006,914	*	Genworth Financial, Inc (Class A)	3,554
914		Hartford Financial Services Group, Inc	60
1,068		Insurance Australia Group Ltd	3
3,840,113		Legal & General Group plc	11,227
81,139		Lincoln National Corp	3,795
197,042		Loews Corp	11,677
308,022		Marsh & McLennan Cos, Inc	47,820
82,300		MS&AD Insurance Group Holdings Inc	2,524
31,684		Muenchener Rueckver AG.	7,495
225,357		NN Group NV	10,207
720		Principal Financial Group	48
279,416		Progressive Corp	32,488
302,639		Prudential Financial, Inc	28,957
304,703		QBE Insurance Group Ltd	2,560
149,200		Sompo Holdings, Inc	6,590
75,475		Sun Life Financial, Inc	3,458
9,264		Swiss Life Holding	4,522
121,443		Swiss Re Ltd	9,426
145,273		Travelers Cos, Inc	24,570
14,047		Willis Towers Watson plc	2,773
48,428		Zurich Insurance Group AG	21,118
		TOTAL INSURANCE	391,657

MATERIALS - 2.4%
117,018		Agnico-Eagle Mines Ltd	5,356
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

63		Akzo Nobel NV	$4
19,088		Amcor plc	237
446,174		Antofagasta plc	6,300
10,825		Aptargroup, Inc	1,117
480,800		Asahi Kasei Corp	3,658
272,705		Ball Corp	18,754
185,990		BASF SE	8,137
287,508		BlueScope Steel Ltd	3,168
270,061		Boliden AB	8,637
83,968	*	Century Aluminum Co	619
290		Chr Hansen Holding A/S	21
595	*	Clariant AG.	11
19,088	*	Coeur Mining, Inc	58
1,679		Compass Minerals International, Inc	59
320,091		CRH plc	11,046
41,736		Croda International plc	3,299
109,413		Dow, Inc	5,647
45,775		DSM NV	6,557
219,088		Ecolab, Inc	33,687
496,318		Evolution Mining Ltd	811
127,194		Evonik Industries AG.	2,728
956,824		Fortescue Metals Group Ltd	11,506
58,042		Franco-Nevada Corp	7,635
3,439		Givaudan S.A.	12,121
52,353		Glatfelter Corp	360
114,550		HeidelbergCement AG.	5,531
204,900	*	Hitachi Metals Ltd	3,102
64,792		International Flavors & Fragrances, Inc	7,718
1,576		International Paper Co	66
309,800		JFE Holdings, Inc	3,259
11,455		Johnson Matthey plc	270
50,955		Koppers Holdings, Inc	1,154
136,040		Linde plc	39,116
16,798		Martin Marietta Materials, Inc	5,027
187,801		Mineral Resources Ltd	6,303
302,800		Mitsubishi Chemical Holdings Corp	1,645
61,692		Mitsui Chemicals, Inc	1,316
279,430		Mondi plc	4,960
302,700		Mosaic Co	14,296
605,266		Newcrest Mining Ltd	8,623
470,116		Newmont Goldcorp Corp	28,052
626,700		Nippon Paint Co Ltd	4,689
600,800		Nippon Steel Corp	8,408
89,700		Nitto Denko Corp	5,802
1,424,795		Norsk Hydro ASA	8,052
375,868		Northern Star Resources Ltd	1,763
183,053		Nucor Corp	19,113
197,992		Nutrien Ltd	15,768
1,122		Orica Ltd	12
20,642		PPG Industries, Inc	2,360
2,785		Reliance Steel & Aluminum Co	473
5,386		Schnitzer Steel Industries, Inc (Class A)	177
116,800		Shin-Etsu Chemical Co Ltd	13,130
48,119		Sika AG.	11,108
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

678		Smurfit Kappa Group plc	$23
204		Solvay S.A.	17
527		Steel Dynamics, Inc	35
152,065		Stora Enso Oyj (R Shares)	2,409
1,341,900		Sumitomo Chemical Co Ltd	5,252
265,400		Sumitomo Metal Mining Co Ltd	8,228
158,848	*	Summit Materials, Inc	3,700
369,939		Svenska Cellulosa AB (B Shares)	5,558
9,000		Toray Industries, Inc	51
30,132		Trinseo plc	1,159
229,455		Umicore S.A.	8,043
25,842		UPM-Kymmene Oyj	792
112,930		Voestalpine AG.	2,414
133,031		Wheaton Precious Metals Corp	4,793
		TOTAL MATERIALS	415,300

MEDIA & ENTERTAINMENT - 2.0%
1,413	*,e	AMC Entertainment Holdings, Inc	19
78		Cable One, Inc	101
195,835	*,e	Cinemark Holdings, Inc	2,941
1,203,172		Comcast Corp (Class A)	47,213
144,850		Electronic Arts, Inc	17,621
870		Fox Corp (Class A)	28
409		Fox Corp (Class B)	12
162,479		Gray Television, Inc	2,744
109,942	*	iHeartMedia, Inc	868
9,348	*	Imax Corp	158
1,140,341	*	Informa plc	7,367
110,370		Interpublic Group of Cos, Inc	3,039
14,063		John Wiley & Sons, Inc (Class A)	672
192,911	*	Liberty Broadband Corp (Class C)	22,308
144,233	*	Netflix, Inc	25,222
62,705		New York Times Co (Class A)	1,750
40,200		Nintendo Co Ltd	17,288
332,326		Omnicom Group, Inc	21,139
2,083		Pearson plc	19
98,282	*	Publicis Groupe S.A.	4,834
146		REA Group Ltd	11
5,556	*	Roku, Inc	456
23,416		Scholastic Corp	842
10,426		Seek Ltd	151
84,576		Sinclair Broadcast Group, Inc (Class A)	1,725
1,449,913	e	Sirius XM Holdings, Inc	8,888
9,104	*	Snap, Inc	120
158,591	*	Take-Two Interactive Software, Inc	19,432
9,574		TEGNA, Inc	201
195,838	*	TripAdvisor, Inc	3,486
867,260	*	Twitter, Inc	32,427
1,668	e	ViacomCBS, Inc (Class B)	41
121,660	*	Vimeo, Inc	732
634,400		Vivendi Universal S.A.	6,474
576,928	*	Walt Disney Co	54,462
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

315,000	*	Warner Bros Discovery, Inc	$4,227
1,894	e	World Wrestling Entertainment, Inc (Class A)	118
766,310		WPP plc	7,741
2,798,400		Z Holdings Corp	8,138
310,898	*	ZoomInfo Technologies, Inc	10,334
		TOTAL MEDIA & ENTERTAINMENT	335,349

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
3,612	*	Acadia Pharmaceuticals, Inc	51
77,531	*,e	Aerie Pharmaceuticals, Inc	581
254,744		Agilent Technologies, Inc	30,256
49,927	*	Agios Pharmaceuticals, Inc	1,107
204,942		Amgen, Inc	49,862
1,724	*,e	AnaptysBio, Inc	35
789,014		Astellas Pharma, Inc	12,310
347,630		AstraZeneca plc	45,860
73,556	*	Atara Biotherapeutics, Inc	573
2,859	*,e	Axsome Therapeutics, Inc	109
99,760	*	BioCryst Pharmaceuticals, Inc	1,055
54,825	*	Biogen, Inc	11,181
53,286	*	BioMarin Pharmaceutical, Inc	4,416
820,482		Bristol-Myers Squibb Co	63,177
469	*	Catalent, Inc	50
36,414	*	Chimerix, Inc	76
462,391		Chugai Pharmaceutical Co Ltd	11,828
58,062	*	Collegium Pharmaceutical, Inc	1,029
127,542		CSL Ltd	23,681
431,800		Daiichi Sankyo Co Ltd	10,982
247,423		Danaher Corp	62,727
117,600		Eisai Co Ltd	4,972
259,748		Eli Lilly & Co	84,218
2,088	*	Exact Sciences Corp	82
9,127	*	Genmab AS	2,961
418,897		Gilead Sciences, Inc	25,892
1,361,970		GlaxoSmithKline plc	29,353
2,487	*	Halozyme Therapeutics, Inc	109
18,165	*	Illumina, Inc	3,349
35,026	*	Insmed, Inc	691
24,626	*	Intra-Cellular Therapies, Inc	1,406
73,234	*	IQVIA Holdings, Inc	15,891
30,855	*	Jazz Pharmaceuticals plc	4,814
35,373	*,e	Karyopharm Therapeutics, Inc	160
29,602		Lonza Group AG.	15,812
34,997	*	MacroGenics, Inc	103
337,716		Merck & Co, Inc	30,790
64,945		Merck KGaA	11,016
6,646	*	Mettler-Toledo International, Inc	7,635
3,119	*	Mirati Therapeutics, Inc	209
391,846		Novo Nordisk AS	43,457
263,600		Ono Pharmaceutical Co Ltd	6,772
65,953		Orion Oyj (Class B)	2,952
45,551		Perrigo Co plc	1,848
70,172	*	Prothena Corp plc	1,905
99,790	*,e	Provention Bio, Inc	399
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

11,541	*	Regeneron Pharmaceuticals, Inc	$6,822
15,548	*	Repligen Corp	2,525
80,012	*	Revance Therapeutics, Inc	1,106
158,951		Roche Holding AG.	53,137
116,300		Shionogi & Co Ltd	5,936
132,804		Thermo Fisher Scientific, Inc	72,150
103,681		UCB S.A.	8,786
5,150	*	Ultragenyx Pharmaceutical, Inc	307
158,052	*	Vertex Pharmaceuticals, Inc	44,537
17,175		Vifor Pharma AG.	2,977
20,594	*	Waters Corp	6,816
42,292		West Pharmaceutical Services, Inc	12,788
259,853		Zoetis, Inc	44,666
15,799	*,†,e	Zogenix, Inc	11
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	890,306

REAL ESTATE - 1.7%
217,135		American Tower Corp	55,498
80,797		Boston Properties, Inc	7,189
545,111		British Land Co plc	2,982
55,992		Brixmor Property Group, Inc	1,132
2,080,173		Capitaland Investment Ltd	5,725
416,653		CapitaMall Trust	651
32,768		CatchMark Timber Trust, Inc	330
95,216		CBRE Group, Inc	7,009
177,700		City Developments Ltd	1,044
50,850		City Office REIT, Inc	659
52,344		Crown Castle International Corp	8,814
301,100		Daiwa House Industry Co Ltd	7,042
321,986	*	DiamondRock Hospitality Co	2,644
784		Digital Realty Trust, Inc	102
6,866		Douglas Emmett, Inc	154
41,041		Equinix, Inc	26,965
35,008		First Industrial Realty Trust, Inc	1,662
5,328		FirstService Corp	646
51,892		Fonciere Des Regions	2,899
133,069		Franklin Street Properties Corp	555
665		Gecina S.A.	62
565,550		Goodman Group	6,983
683,337		GPT Group	1,997
224,945		Healthpeak Properties Inc	5,828
1,608	*	Howard Hughes Corp	109
274,300		Hulic Co Ltd	2,128
945		Iron Mountain, Inc	46
30,104		iStar Inc	413
6,486	*	Jones Lang LaSalle, Inc	1,134
4,380		Kilroy Realty Corp	229
104,398		Klepierre	2,020
1,939		Land Securities Group plc	16
14,484		LEG Immobilien AG.	1,205
505,854		Lend Lease Corp Ltd	3,186
1,231,900		Link REIT	10,066
253,105		Macerich Co	2,205
1,039,835		Mirvac Group	1,421
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

559,000		Mitsubishi Estate Co Ltd	$8,102
357,710		Mitsui Fudosan Co Ltd	7,685
97,100		Nomura Real Estate Holdings, Inc	2,376
454,804		Park Hotels & Resorts, Inc	6,172
360,820		Prologis, Inc	42,450
66,712	*	Realogy Holdings Corp	656
418		RioCan Real Estate Investment Trust	6
2,740		RMR Group, Inc	78
672,078		Segro plc	8,023
888,670		Stockland Trust Group	2,219
562,500		Swire Pacific Ltd (Class A)	3,359
1,291,200		Swire Properties Ltd	3,215
104,837	*,e	Unibail-Rodamco-Westfield	5,330
1,300		UOL Group Ltd	7
70,270		Ventas, Inc	3,614
182,973		Vicinity Centres	232
198,070		Welltower, Inc	16,311
265,562		Weyerhaeuser Co	8,795
63,158	*	Xenia Hotels & Resorts, Inc	918
		TOTAL REAL ESTATE	292,298

RETAILING - 1.9%
45,506	*	1-800-FLOWERS.COM, Inc (Class A)	433
17,736		Advance Auto Parts, Inc	3,070
621		Best Buy Co, Inc	40
184	*	Burlington Stores, Inc	25
158		Canadian Tire Corp Ltd	20
2,874	*	CarMax, Inc	260
80,482	*,g	Delivery Hero AG.	3,036
69		Dieteren S.A.	10
780		Dollarama, Inc	45
856,103		eBay, Inc	35,674
13,700		Fast Retailing Co Ltd	7,196
7,052	*	Five Below, Inc	800
25,942	*	Genesco, Inc	1,295
679		Genuine Parts Co	90
289,675	e	Hennes & Mauritz AB (B Shares)	3,477
26,127		Hibbett Sports, Inc	1,142
308,312		Home Depot, Inc	84,561
440,328		Industria De Diseno Textil S.A.	10,007
24,243		Kering	12,563
250,761		Kingfisher plc	749
27,150	*	Lands’ End, Inc	288
15,715	*	Liquidity Services, Inc	211
88,177		LKQ Corp	4,329
274,113		Lowe’s Companies, Inc	47,879
467,762		Macy’s, Inc	8,569
38,743	*	MarineMax, Inc	1,399
370	*	MercadoLibre, Inc	236
21,905		Next plc	1,565
569		Pool Corp	200
292,661		Prosus NV	18,951
157,019	*	Quotient Technology, Inc	466
144,672	*,e	RealReal, Inc	360
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

49,547		Ross Stores, Inc	$3,480
1,746	*	Sally Beauty Holdings, Inc	21
34,896		Shoe Carnival, Inc	754
247,595		Target Corp	34,968
525,600		TJX Companies, Inc	29,355
18,462		Tractor Supply Co	3,579
11,452	*	TravelCenters of America, Inc	395
62,274		Wesfarmers Ltd	1,801
874		Winmark Corp	171
44,752	*,g	Zalando SE	1,179
20,869	*	Zumiez, Inc	543
		TOTAL RETAILING	325,192

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
499,334		Applied Materials, Inc	45,429
93,165		ASML Holding NV	44,015
23,227	*	Cirrus Logic, Inc	1,685
81,941	*	First Solar, Inc	5,583
1,607,963		Intel Corp	60,154
89,876		Lam Research Corp	38,301
639,917		NVIDIA Corp	97,005
730		NXP Semiconductors NV	108
708,021	*	ON Semiconductor Corp	35,621
19,466	*	Silicon Laboratories, Inc	2,729
378,762		Texas Instruments, Inc	58,197
47,100		Tokyo Electron Ltd	15,373
14,129		Universal Display Corp	1,429
130,361	*	Wolfspeed Inc	8,271
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	413,900

SOFTWARE & SERVICES - 7.6%
232,235		Accenture plc	64,480
161,364	*	Adobe, Inc	59,069
9,776	*	Ansys, Inc	2,339
484	*	Aspen Technology, Inc	89
187,314	*	Autodesk, Inc	32,210
231,430		Automatic Data Processing, Inc	48,610
157,497	*	Avaya Holdings Corp	353
59,147	*	Benefitfocus, Inc	460
428	*	Black Knight, Inc	28
96,565	*	Blackline, Inc	6,431
152,734	*	Cadence Design Systems, Inc	22,915
79,724		Cap Gemini S.A.	13,749
54,183	*	ChannelAdvisor Corp	790
342		Citrix Systems, Inc	33
73,408		Computershare Ltd	1,252
29,501		Concentrix Corp	4,001
61,545		CSG Systems International, Inc	3,673
125,079		Dolby Laboratories, Inc (Class A)	8,951
467,864	*	DXC Technology Co	14,181
43,160	*	Elastic NV	2,921
63,572	*	ExlService Holdings, Inc	9,366
332,725		Fidelity National Information Services, Inc	30,501
118,010	*	Five9, Inc	10,755
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

96,100		Fujitsu Ltd	$12,025
218	*	Guidewire Software, Inc	15
35,265	*	HubSpot, Inc	10,602
399,473		International Business Machines Corp	56,402
114,924		Intuit, Inc	44,296
10,439	*	Lightspeed Commerce, Inc	233
260,546		Mastercard, Inc (Class A)	82,197
1,480,067		Microsoft Corp	380,126
265,881		NEC Corp	10,374
94,110	*	New Relic, Inc	4,710
211,300		Nomura Research Institute Ltd	5,671
1,601		NortonLifelock, Inc	35
128,391	*	Nutanix, Inc	1,878
221,417	*	Okta, Inc	20,016
6,151	*	OneSpan, Inc	73
105,427		Open Text Corp (Toronto)	3,988
38,600		Otsuka Corp	1,149
30,261	*	Paylocity Holding Corp	5,278
660,849	*	PayPal Holdings, Inc	46,154
62,739	*	Perficient, Inc	5,753
29,937	*	Rapid7, Inc	2,000
41,929		Roper Technologies, Inc	16,547
339,609	*	salesforce.com, Inc	56,049
285,472		SAP AG.	26,021
102,383	*	ServiceNow, Inc	48,685
409,970	*	Shopify, Inc (Class A)	12,810
37,192	*	Smartsheet, Inc	1,169
451	*	Splunk, Inc	40
68,293	*	SPS Commerce, Inc	7,721
73,600		Sumisho Computer Systems Corp	1,250
119,055	*	SVMK, Inc	1,048
17,623	*	Synopsys, Inc	5,352
60,958	*	Teradata Corp	2,256
31,388		TTEC Holdings, Inc	2,131
314,487		VMware, Inc (Class A)	35,845
1,119		Western Union Co	18
87,164	*	WEX, Inc	13,559
160,866		Wisetech Global Ltd	4,218
181,757	*	Workday, Inc	25,370
9,773	*	Workiva, Inc	645
122,223	*	Xero Ltd	6,519
336	*	Zendesk, Inc	25
		TOTAL SOFTWARE & SERVICES	1,297,410

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
81,708		Avnet, Inc	3,504
3,200		Azbil Corp	84
64,337		Benchmark Electronics, Inc	1,451
146,191	*	Ciena Corp	6,681
1,430,548		Cisco Systems, Inc	60,999
318,774		Cognex Corp	13,554
19,104	*	Coherent, Inc	5,086
48,700		CTS Corp	1,658
22,073	*	ePlus, Inc	1,173
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

55,107	*	Fabrinet	$4,469
15,331	*	FARO Technologies, Inc	473
85,100		Fujifilm Holdings Corp	4,573
1,901,240		Hewlett Packard Enterprise Co	25,210
1,156,248		HP, Inc	37,902
29,100		Ibiden Co Ltd	824
41,421	*	Insight Enterprises, Inc	3,574
4,037	*	Itron, Inc	200
50,374		Keyence Corp	17,275
179,031	*	Keysight Technologies, Inc	24,679
39,615	*	Kimball Electronics, Inc	796
170,914	*	Knowles Corp	2,962
15,513	*	Lumentum Holdings, Inc	1,232
8,736		Methode Electronics, Inc	324
302,569	*	Microvision, Inc	1,162
4,828		Motorola Solutions, Inc	1,012
236,500		Murata Manufacturing Co Ltd	12,872
56,510		National Instruments Corp	1,765
1,425,752		Nokia Oyj	6,608
3,862	*	Novanta, Inc	468
58,300		Omron Corp	2,967
732	*	OSI Systems, Inc	63
44,932	*,e	PAR Technology Corp	1,684
64,222	*	Ribbon Communications, Inc	195
36,523	*	Rogers Corp	9,572
5,900		Shimadzu Corp	187
79,098		SYNNEX Corp	7,206
151,500		TDK Corp	4,684
497,021	*	Trimble Inc	28,942
191,199	*	TTM Technologies, Inc	2,390
18,093	*	Vishay Precision Group, Inc	527
306,596		Vontier Corp	7,049
231,370		Xerox Holdings Corp	3,436
101,783	*	Zebra Technologies Corp (Class A)	29,919
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	341,391

TELECOMMUNICATION SERVICES - 1.3%
4,985,806		BT Group plc	11,332
10,000		HKT Trust and HKT Ltd	14
186,749	*	Iridium Communications, Inc	7,014
562,532		KDDI Corp	17,739
108,559		Koninklijke KPN NV	386
2,960	*	Liberty Global plc (Class A)	62
7,192	*	Liberty Global plc (Class C)	159
2,586		Lumen Technologies, Inc	28
1,088,476		Orange S. A.	12,826
185,118		Rogers Communications, Inc (Class B)	8,871
3,175,800		Singapore Telecommunications Ltd	5,780
1,298,600		Softbank Corp	14,418
6,454		Swisscom AG.	3,570
8,252		Tele2 AB (B Shares)	94
394,386		Telefonica Deutschland Holding AG.	1,137
210,023		Telenor ASA	2,807
322,622		TeliaSonera AB	1,238
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,204		TELUS Corp	$316
356,628	*	T-Mobile US, Inc	47,981
1,407,174		Verizon Communications, Inc	71,414
10,674,903		Vodafone Group plc	16,598
		TOTAL TELECOMMUNICATION SERVICES	223,784

TRANSPORTATION - 1.7%
115,400	*	All Nippon Airways Co Ltd	2,132
27		Amerco, Inc	13
47,788		ArcBest Corp	3,363
147,420	*	Auckland International Airport Ltd	660
620,413		Aurizon Holdings Ltd	1,632
29,227	*	Avis Budget Group, Inc	4,299
192,405		Canadian National Railway Co	21,642
60,733		CH Robinson Worldwide, Inc	6,156
1,427,151		CSX Corp	41,473
954,204	*	Delta Air Lines, Inc	27,643
146,700		East Japan Railway Co	7,503
112,630		Expeditors International of Washington, Inc	10,977
96,500		Hankyu Hanshin Holdings, Inc	2,636
100		Keio Corp	4
200		Kintetsu Corp	6
44,193		Kuehne & Nagel International AG.	10,500
459		Landstar System, Inc	67
1,749,864		MTR Corp	9,174
82,500		Nippon Express Holdings, Inc	4,494
109,078		Nippon Yusen Kabushiki Kaisha	7,479
128,047		Norfolk Southern Corp	29,104
57,232		Old Dominion Freight Line	14,667
121,800		SG Holdings Co Ltd	2,060
676,449	*,e	Singapore Airlines Ltd	2,486
1,477,987		Transurban Group	14,705
319,502		United Parcel Service, Inc (Class B)	58,322
19,000		West Japan Railway Co	699
		TOTAL TRANSPORTATION	283,896
UTILITIES - 2.0%
478,619	e	Algonquin Power & Utilities Corp	6,433
689		Alliant Energy Corp	40
312,327		American Electric Power Co, Inc	29,965
500,415		APA Group	3,897
1,233,500		CLP Holdings Ltd	10,251
11,970		CMS Energy Corp	808
210,386		Consolidated Edison, Inc	20,008
21,990		DTE Energy Co	2,787
2,927,601		Enel S.p.A.	16,056
911,108		Energias de Portugal S.A.	4,246
150,481		Eversource Energy	12,711
118,617		Fortis, Inc	5,607
1,923,795		Iberdrola S.A.	20,029
1,905		Mercury NZ Ltd	7
247,549		Meridian Energy Ltd	722
285,175		National Grid plc	3,665
202,403	e	Naturgy Energy Group S.A.	5,849
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

782,837		NextEra Energy, Inc	$60,639
4,849		Origin Energy Ltd	19
71,195	g	Orsted AS	7,498
145,500		Osaka Gas Co Ltd	2,789
231,057		Public Service Enterprise Group, Inc	14,621
589,945		Scottish & Southern Energy plc	11,643
183,578		Sempra Energy	27,586
7,999		South Jersey Industries, Inc	273
566,412		Southern Co	40,391
181,100		Tokyo Gas Co Ltd	3,753
34,209		UGI Corp	1,321
125,834		WEC Energy Group, Inc	12,664
203,130		Xcel Energy, Inc	14,373
		TOTAL UTILITIES	340,651

		TOTAL COMMON STOCKS	9,643,999
		(Cost $8,712,721)

PREFERRED STOCKS - 0.3%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	772
740,991	*,e	Federal National Mortgage Association	2,579
490,000	e	First Republic Bank	8,702
		TOTAL BANKS	12,053

INSURANCE - 0.0%
180,000	e	Assurant, Inc	4,005
		TOTAL INSURANCE	4,005

REAL ESTATE - 0.1%
390,000	e	Brookfield Property Partners LP	7,687
695,000		Brookfield Property Partners LP	11,871
		TOTAL REAL ESTATE	19,558

UTILITIES - 0.1%
490,000		Brookfield Infrastructure Partners LP	9,160
308,000	e	Brookfield Renewable Partners LP	6,408
		TOTAL UTILITIES	15,568

		TOTAL PREFERRED STOCKS	51,184
		(Cost $88,178)
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 3.0%

GOVERNMENT AGENCY DEBT - 1.6%
$10,000,000		Federal Farm Credit Bank (FFCB)	0.000%	07/06/22	$9,998
13,000,000		FFCB	0.000	07/22/22	12,989
19,231,000		FFCB	0.000	09/01/22	19,168
15,000,000		FFCB	0.000	09/13/22	14,941
12,500,000		Federal Home Loan Bank (FHLB)	0.000	07/01/22	12,500
30,000,000		FHLB	0.000	07/07/22	29,993
20,000,000		FHLB	0.000	07/11/22	19,992
50,000,000		FHLB	0.000	07/15/22	49,973
20,000,000		FHLB	0.000	07/18/22	19,987
10,300,000		FHLB	0.000	07/19/22	10,293
10,200,000		FHLB	0.000	07/22/22	10,192
20,000,000		FHLB	0.000	08/04/22	19,968
8,000,000		FHLB	0.000	08/05/22	7,987
10,000,000		FHLB	0.000	08/19/22	9,977
13,000,000		FHLB	0.000	08/24/22	12,966
5,000,000		FHLB	0.000	12/21/22	4,937
10,000,000		FHLB	0.000	02/27/23	9,822
		TOTAL GOVERNMENT AGENCY DEBT			275,683

REPURCHASE AGREEMENT - 0.6%
99,760,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	99,760
		TOTAL REPURCHASE AGREEMENT			99,760

TREASURY DEBT - 0.1%
10,005,000		United States Cash Management Bill	0.000	07/05/22	10,004
10,000,000		United States Treasury Bill	0.000	10/06/22	9,953
		TOTAL TREASURY DEBT			19,957

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
107,576,260	c	State Street Navigator Securities Lending Government Money Market Portfolio	1.540		107,576
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			107,576

		TOTAL SHORT-TERM INVESTMENTS			502,976
		(Cost $503,221)
		TOTAL INVESTMENTS - 101.7%			17,302,126
		(Cost $17,084,289)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(278,778)
		NET ASSETS - 100.0%			$17,023,348

CLP	Chilean Peso
CCRC	California Community Reinvestment Corporation
EUR	Euro

419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $135,982,335.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $1,912,744,322 or 11.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $99,760,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.125%–0.250% and maturity dates 9/30/25–10/15/25, valued at $101,755,209.

Cost amounts are in thousands.

420

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2022

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 49.2%
$42,500,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	08/26/22	$42,427
3,000,000	Federal Farm Credit Bank (FFCB)	1.600	07/15/22	3,001
105,000,000	FFCB	0.000	07/21/22	104,927
183,775,000	FFCB	0.000	07/22/22	183,673
50,000,000	FFCB	0.000	09/20/22	49,793
85,000	FFCB	0.000	10/25/22	85
85,200,000	FFCB	0.000	11/08/22	84,739
5,100,000	FFCB	0.125	11/23/22	5,069
43,400,000	FFCB	1.550	11/25/22	43,381
30,000,000	FFCB	0.000	11/29/22	29,802
4,200,000	FFCB	2.875	12/21/22	4,221
131,700,000	Federal Home Loan Bank (FHLB)	0.000	07/01/22	131,700
227,243,000	FHLB	0.000	07/06/22	227,217
1,350,000	FHLB	0.000	07/07/22	1,350
92,000,000	FHLB	0.000	07/08/22	91,985
51,400,000	FHLB	0.000	07/11/22	51,379
51,000,000	FHLB	0.000	07/12/22	50,986
54,200,000	FHLB	0.000	07/13/22	54,186
2,125,000	FHLB	0.000	07/14/22	2,124
42,000,000	FHLB	0.000	07/15/22	41,986
86,000,000	FHLB	0.000	07/19/22	85,949
135,950,000	FHLB	0.000	07/22/22	135,882
106,800,000	FHLB	0.000	07/25/22	106,735
51,215,000	FHLB	0.000	07/27/22	51,179
122,113,000	FHLB	0.000	07/28/22	122,034
164,075,000	FHLB	0.000	07/29/22	163,947
764,000	FHLB	0.000	08/01/22	763
42,500,000	FHLB	0.000	08/05/22	42,460
42,000,000	FHLB	0.000	08/09/22	41,931
430,000	FHLB	0.000	08/10/22	429
3,063,000	FHLB	0.000	08/12/22	3,059
124,292,000	FHLB	0.000	08/15/22	124,103
42,000,000	FHLB	0.000	08/16/22	41,911
173,800,000	FHLB	0.000	08/17/22	173,521
85,600,000	FHLB	0.000	08/19/22	85,413
64,000,000	FHLB	0.000	08/24/22	63,881
42,000,000	FHLB	0.000	08/31/22	41,915
172,925,000	FHLB	0.000	09/07/22	172,497
9,895,000	FHLB	2.000	09/09/22	9,910
15,500,000	FHLB	2.250	09/09/22	15,526
91,272,000	FHLB	0.000	09/14/22	91,018
42,000,000	FHLB	0.000	09/16/22	41,829
15,000,000	FHLB	0.000	09/21/22	14,957
84,000,000	FHLB	0.000	09/22/22	83,733
50,000,000	FHLB	0.000	09/27/22	49,762
95,500,000	FHLB	0.000	09/28/22	95,058
421

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$22,250,000		FHLB	0.000%	09/30/22	$22,190
42,000,000		FHLB	0.000	10/11/22	41,762
141,559,000		FHLB	0.000	10/19/22	141,010
165,550,000		FHLB	0.000	10/21/22	164,843
485,000		FHLB	0.125	10/21/22	483
50,000,000		FHLB	0.000	10/26/22	49,773
42,250,000		FHLB	0.000	11/01/22	42,035
51,000,000		FHLB	0.000	11/03/22	50,736
84,000,000		FHLB	0.000	11/08/22	83,566
85,000,000		FHLB	1.470	11/10/22	84,992
42,500,000		FHLB	0.000	11/17/22	42,247
51,000,000		FHLB	0.000	11/18/22	50,712
1,600,000		FHLB	0.125	11/29/22	1,590
25,000,000		FHLB	0.000	12/02/22	24,834
20,310,000		FHLB	1.875	12/09/22	20,317
3,970,000		FHLB	2.500	12/09/22	3,985
165,000		FHLB	2.750	12/09/22	166
21,000,000		FHLB	0.000	12/19/22	20,845
84,500,000		FHLB	0.000	12/20/22	83,858
21,000,000		FHLB	0.000	12/21/22	20,751
690,000		FHLB	0.000	12/23/22	685
24,700,000		Federal National Mortgage Association (FNMA)	0.000	08/10/22	24,671
21,000,000		FNMA	0.000	09/21/22	20,912
8,000,000		FNMA	2.000	09/28/22	8,014
53,302,000		FNMA	2.000	10/05/22	53,388
		TOTAL GOVERNMENT AGENCY DEBT			4,121,798

REPURCHASE AGREEMENT - 4.7%
394,177,000	r	Fixed Income Clearing Corp (FICC)	1.450	07/01/22	394,177
		TOTAL REPURCHASE AGREEMENT			394,177

TREASURY DEBT - 12.3%
46,450,000		United States Cash Management Bill	0.000	08/23/22	46,377
1,321,000		United States Cash Management Bill	0.000	09/06/22	1,318
2,135,000		United States Cash Management Bill	0.000	09/20/22	2,129
50,173,000		United States Cash Management Bill	0.000	09/27/22	50,018
132,000,000		United States Cash Management Bill	0.000	10/04/22	131,513
63,250,000		United States Cash Management Bill	0.000	10/11/22	62,979
25,500,000		United States Treasury Bill	0.000	07/07/22	25,497
50,650,000		United States Treasury Bill	0.000	07/12/22	50,634
59,000,000		United States Treasury Bill	0.000	07/19/22	58,974
42,250,000		United States Treasury Bill	0.000	07/21/22	42,230
50,000,000		United States Treasury Bill	0.000	07/28/22	49,967
21,000,000		United States Treasury Bill	0.000	08/18/22	20,970
63,250,000		United States Treasury Bill	0.000	09/15/22	63,031
25,350,000		United States Treasury Bill	0.000	09/29/22	25,284
83,875,000		United States Treasury Bill	0.000	11/17/22	83,389
43,713,000		United States Treasury Bill	0.000	11/25/22	43,440
92,450,000		United States Treasury Bill	0.000	12/01/22	91,829
105,500,000		United States Treasury Bill	0.000	12/08/22	104,693
42,000,000		United States Treasury Bill	0.000	12/22/22	41,516
33,600,000		United States Treasury Note	1.500	08/15/22	33,626
		TOTAL TREASURY DEBT			1,029,414
422

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

VARIABLE RATE SECURITIES - 33.8%
$51,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	SOFR + 0.015%	1.525%	08/18/22	$51,000
22,150,000	i	FAMC	SOFR + 0.020%	1.530	10/24/22	22,150
63,750,000	i	FAMC	SOFR + 0.050%	1.560	03/03/23	63,750
16,775,000	i	FAMC	SOFR + 0.100%	1.610	02/12/24	16,781
127,700,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.005%	1.515	07/12/22	127,700
35,250,000	i	FFCB	SOFR + 0.190%	1.700	07/14/22	35,250
22,498,000	i	FFCB	SOFR + 0.145%	1.655	07/28/22	22,498
15,500,000	i	FFCB	SOFR + 0.070%	1.580	08/11/22	15,500
19,750,000	i	FFCB	SOFR + 0.050%	1.560	08/12/22	19,751
128,215,000	i	FFCB	SOFR + 0.045%	1.555	09/08/22	128,217
63,750,000	i	FFCB	SOFR + 0.005%	1.515	10/05/22	63,750
8,500,000	i	FFCB	SOFR + 0.030%	1.540	10/12/22	8,500
28,200,000	i	FFCB	SOFR + 0.060%	1.570	10/21/22	28,201
69,491,000	i	FFCB	SOFR + 0.010%	1.520	11/16/22	69,491
51,000,000	i	FFCB	SOFR + 0.008%	1.518	11/22/22	51,000
8,000,000	i	FFCB	SOFR + 0.060%	1.570	12/01/22	8,000
50,000,000	i	FFCB	SOFR + 0.025%	1.535	12/06/22	50,000
43,195,000	i	FFCB	SOFR + 0.060%	1.570	12/28/22	43,204
41,200,000	i	FFCB	SOFR + 0.015%	1.525	01/09/23	41,198
3,200,000	i	FFCB	SOFR + 0.008%	1.518	01/12/23	3,200
14,155,000	i	FFCB	SOFR + 0.060%	1.570	01/13/23	14,157
12,033,000	i	FFCB	SOFR + 0.060%	1.570	01/20/23	12,034
8,415,000	i	FFCB	SOFR + 0.055%	1.565	02/09/23	8,416
49,547,000	i	FFCB	SOFR + 0.050%	1.560	02/17/23	49,556
41,500,000	i	FFCB	SOFR + 0.015%	1.525	03/07/23	41,499
4,350,000	i	FFCB	SOFR + 0.040%	1.550	03/10/23	4,351
42,500,000	i	FFCB	SOFR + 0.015%	1.525	05/02/23	42,498
30,500,000	i	FFCB	SOFR + 0.035%	1.545	05/04/23	30,500
30,500,000	i	FFCB	SOFR + 0.035%	1.545	05/12/23	30,500
3,075,000	i	FFCB	SOFR + 0.320%	1.830	06/09/23	3,083
21,250,000	i	FFCB	SOFR + 0.035%	1.545	07/12/23	21,249
88,250,000	i	FFCB	SOFR + 0.018%	1.528	07/13/23	88,239
63,100,000	i	FFCB	SOFR + 0.040%	1.550	08/17/23	63,100
39,150,000	i	FFCB	SOFR + 0.030%	1.540	08/28/23	39,150
25,450,000	i	FFCB	SOFR + 0.050%	1.560	09/15/23	25,450
10,400,000	i	FFCB	SOFR + 0.040%	1.550	09/20/23	10,400
12,850,000	i	FFCB	SOFR + 0.025%	1.535	09/27/23	12,850
14,800,000	i	FFCB	SOFR + 0.045%	1.555	10/16/23	14,800
13,700,000	i	FFCB	SOFR + 0.025%	1.535	10/27/23	13,700
1,600,000	i	FFCB	SOFR + 0.135%	1.645	11/06/23	1,602
4,250,000	i	FFCB	SOFR + 0.025%	1.535	11/30/23	4,248
13,525,000	i	FFCB	SOFR + 0.120%	1.630	01/22/24	13,538
41,950,000	i	FFCB	SOFR + 0.040%	1.550	02/09/24	41,947
12,625,000	i	FFCB	SOFR + 0.045%	1.555	02/20/24	12,625
4,200,000	i	FFCB	SOFR + 0.040%	1.550	03/04/24	4,200
14,250,000	i	FFCB	SOFR + 0.050%	1.560	04/12/24	14,250
50,750,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.005%	1.515	07/18/22	50,750
50,700,000	i	FHLB	SOFR - 0.000%	1.510	07/19/22	50,700
40,000,000	i	FHLB	SOFR + 0.005%	1.515	07/25/22	40,000
96,100,000	i	FHLB	SOFR + 0.010%	1.520	07/26/22	96,100
63,500,000	i	FHLB	SOFR + 0.045%	1.555	07/29/22	63,500
62,750,000	i	FHLB	SOFR + 0.010%	1.520	08/02/22	62,750
423

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$42,500,000	i	FHLB	SOFR + 0.010%	1.520%	08/02/22	$42,500
42,000,000	i	FHLB	SOFR + 0.010%	1.520	08/04/22	42,000
41,900,000	i	FHLB	SOFR + 0.010%	1.520	08/05/22	41,900
51,625,000	i	FHLB	SOFR + 0.010%	1.520	08/10/22	51,625
52,250,000	i	FHLB	SOFR + 0.010%	1.520	08/17/22	52,250
1,700,000	i	FHLB	SOFR + 0.090%	1.600	09/08/22	1,700
63,750,000	i	FHLB	SOFR + 0.010%	1.520	09/09/22	63,750
42,000,000	i	FHLB	SOFR + 0.005%	1.515	09/15/22	42,000
63,000,000	i	FHLB	SOFR + 0.010%	1.520	09/16/22	63,000
85,250,000	i	FHLB	SOFR + 0.085%	1.595	10/05/22	85,254
123,400,000	i	FHLB	SOFR + 0.060%	1.570	12/08/22	123,411
21,000,000	i	FHLB	SOFR + 0.060%	1.570	12/23/22	21,005
5,000,000	i	FHLB	SOFR + 0.030%	1.540	01/13/23	5,000
6,200,000	i	FHLB	SOFR + 0.015%	1.525	03/15/23	6,199
36,160,000	i	FHLB	SOFR + 0.035%	1.545	05/19/23	36,161
42,500,000	i	FHLB	SOFR + 0.030%	1.540	08/11/23	42,500
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.090%	1.600	08/03/22	50,004
10,640,000	i	FHLMC	SOFR + 0.130%	1.640	08/05/22	10,641
82,650,000	i	FHLMC	SOFR + 0.095%	1.605	08/19/22	82,652
50,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.190%	1.700	07/06/22	50,001
2,350,000	i	FNMA	SOFR + 0.180%	1.690	07/08/22	2,350
43,550,000	i	FNMA	SOFR + 0.120%	1.630	07/29/22	43,552
17,246,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.034%	1.792	04/30/23	17,246
		TOTAL VARIABLE RATE SECURITIES				2,827,584

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,372,973)				8,372,973
		TOTAL INVESTMENTS - 100.0% (Cost $8,372,973)				8,372,973
		OTHER ASSETS & LIABILITIES, NET - 0.0%				3,283
		NET ASSETS - 100.0%				$8,376,256

M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r

Agreement with Fixed Income Clearing Corporation, 1.450% dated 6/30/22 to be repurchased at $394,177,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.050%-5.375% and maturity dates 4/30/26-2/15/31, valued at $402,060,561.

Cost amounts are in thousands.

(A10944-C 8/22)

424

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 16, 2022	By:	/s/Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2022	By:	/s/Colbert Narcisse
Colbert Narcisse
Principal Executive Officer and
President and Chief Executive Officer
(principal executive officer)

Dated: August 16, 2022	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)